UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
COMMON STOCK - 49.2%
Advanced Materials - 0.0%

Ceradyne, Inc.	380	$9,025
STR Holdings, Inc.†	605	1,930

		10,955

Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc.	2,142	22,791
Omnicom Group, Inc.	10,992	564,659

		587,450

Aerospace/Defense - 1.1%

Aerovironment, Inc.†	292	6,967
Boeing Co.	15,217	1,086,494
Cubic Corp.	247	12,471
General Dynamics Corp.	1,484	97,217
Lockheed Martin Corp.	2,979	271,506
National Presto Industries, Inc.	75	5,454
Northrop Grumman Corp.	3,217	215,185
Teledyne Technologies, Inc.†	576	37,158

		1,732,452

Aerospace/Defense-Equipment - 0.3%

AAR Corp.	631	9,389
Curtiss-Wright Corp.	735	22,094
GenCorp, Inc.†	936	8,546
Kaman Corp.	414	13,579
Moog, Inc., Class A†	709	25,971
Orbital Sciences Corp.†	925	12,765
United Technologies Corp.	5,082	405,798

		498,142

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	2,503	518,146
Monsanto Co.	2,526	220,040
Mosaic Co.	1,591	92,135

		830,321

Agricultural Operations - 0.1%

Andersons, Inc.	288	11,569
Archer-Daniels-Midland Co.	3,968	106,144

		117,713

Airlines - 0.0%

Allegiant Travel Co.†	238	15,765
SkyWest, Inc.	764	6,700

		22,465

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	892	12,176
Darling International, Inc.†	1,843	30,630

		42,806

Apparel Manufacturers - 0.1%

Coach, Inc.	1,806	104,983
Maidenform Brands, Inc.†	369	8,188
Oxford Industries, Inc.	218	11,887
Quiksilver, Inc.†	1,945	6,088
Ralph Lauren Corp.	381	60,446
True Religion Apparel, Inc.	404	9,369

		200,961

Applications Software - 1.0%

Ebix, Inc.	491	11,779
EPIQ Systems, Inc.	502	5,883
Intuit, Inc.	1,070	62,638
Microsoft Corp.	42,616	1,313,425
Progress Software Corp.†	985	18,942
Salesforce.com, Inc.†	215	31,214

		1,443,881

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†	391	1,107

Audio/Video Products - 0.0%

DTS, Inc.†	282	6,331
Universal Electronics, Inc.†	218	3,329
VOXX International Corp.†	272	2,040

		11,700

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	484	16,383

Auto/Truck Parts & Equipment-Original - 0.1%

BorgWarner, Inc.†	2,247	154,549
Spartan Motors, Inc.	478	2,385
Superior Industries International, Inc.	370	6,323

		163,257

Auto/Truck Parts & Equipment-Replacement - 0.0%

Standard Motor Products, Inc.	289	5,098

Banks-Commercial - 0.3%

Bank of the Ozarks, Inc.	449	14,413
BBCN Bancorp, Inc.†	1,222	15,299
City Holding Co.	224	7,643
Columbia Banking System, Inc.	622	11,096
Community Bank System, Inc.	618	17,329
CVB Financial Corp.	1,379	16,479
First BanCorp†	292	1,115
First Commonwealth Financial Corp.	1,642	11,428
First Financial Bancorp.	917	14,929
First Financial Bankshares, Inc.	494	17,181
First Horizon National Corp.	881	7,894
First Midwest Bancorp, Inc.	1,174	13,865
FNB Corp.	2,186	23,937
Glacier Bancorp, Inc.	1,127	17,367
Hanmi Financial Corp.†	458	5,720
Home BancShares, Inc.	348	10,965
Independent Bank Corp.	339	9,885
National Penn Bancshares, Inc.	1,934	17,213
NBT Bancorp, Inc.	521	10,957
Old National Bancorp	1,483	19,576
PacWest Bancorp	526	12,245
Pinnacle Financial Partners, Inc.†	542	10,374
PrivateBancorp, Inc.	942	15,355
S&T Bancorp, Inc.	453	7,860
Simmons First National Corp., Class A	256	5,960
Sterling Bancorp	484	4,806
Susquehanna Bancshares, Inc.	2,943	30,931
Texas Capital Bancshares, Inc.†	625	28,763
Tompkins Financial Corp.	166	6,447
Trustco Bank Corp.	1,468	8,191
UMB Financial Corp.	508	24,907
Umpqua Holdings Corp.	1,753	22,158
United Bankshares, Inc.	709	17,250
United Community Banks, Inc.†	265	2,115
Wilshire Bancorp, Inc.†	883	5,528
Wintrust Financial Corp.	569	21,286

		488,467

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	13,714	309,114
Boston Private Financial Holdings, Inc.	1,225	11,625

		320,739

Banks-Super Regional - 1.6%

Capital One Financial Corp.	11,471	648,456
Comerica, Inc.	1,211	37,190
Fifth Third Bancorp	5,327	80,651
US Bancorp	7,718	257,858
Wells Fargo & Co.	42,639	1,451,005

		2,475,160

Batteries/Battery Systems - 0.0%

EnerSys, Inc.†	751	27,975

Beverages-Non-alcoholic - 0.7%

Coca-Cola Co.	4,456	166,654
Coca-Cola Enterprises, Inc.	5,030	148,536
Dr Pepper Snapple Group, Inc.	9,901	443,664
Monster Beverage Corp.†	3,396	200,126
PepsiCo, Inc.	2,344	169,776

		1,128,756

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	133	13,703

Broadcast Services/Program - 0.1%

Digital Generation, Inc.†	432	4,817
Discovery Communications, Inc., Class A†	2,275	124,761

		129,578

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.†	300	8,691
Gibraltar Industries, Inc.†	440	4,809
NCI Building Systems, Inc.†	287	3,085
Quanex Building Products Corp.	576	10,080
Simpson Manufacturing Co., Inc.	636	16,174

		42,839

Building & Construction-Misc. - 0.0%

Aegion Corp.†	615	12,005
Dycom Industries, Inc.†	527	7,652

		19,657

Building Products-Air & Heating - 0.0%

AAON, Inc.	279	5,133
Comfort Systems USA, Inc.	556	5,738

		10,871

Building Products-Cement - 0.0%

Eagle Materials, Inc.	710	30,282
Headwaters, Inc.†	878	5,839
Texas Industries, Inc.	438	17,064

		53,185

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	443	6,999
Griffon Corp.	695	6,721

		13,720

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	309	11,875

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	389	2,964

Building-Maintance & Services - 0.0%

ABM Industries, Inc.	758	15,327

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.†	430	4,945

Building-Residential/Commercial - 0.0%

M/I Homes, Inc.†	269	5,192
Meritage Homes Corp.†	472	17,592
Ryland Group, Inc.	699	18,740
Standard Pacific Corp.†	1,696	11,363

		52,887

Cable/Satellite TV - 0.3%

Comcast Corp., Class A	13,313	446,385

Casino Hotels - 0.1%

Boyd Gaming Corp.†	815	4,898
Monarch Casino & Resort, Inc.†	164	1,237
Wynn Resorts, Ltd.	558	57,569

		63,704

Casino Services - 0.0%

Multimedia Games Holding Co, Inc.†	429	6,722
Shuffle Master, Inc.†	875	13,274

		19,996

Cellular Telecom - 0.0%

MetroPCS Communications, Inc.†	1,944	18,915

Chemicals-Diversified - 0.3%

Air Products & Chemicals, Inc.	268	22,132
Dow Chemical Co.	6,871	201,389
E.I. du Pont de Nemours & Co.	3,820	190,045
Innophos Holdings, Inc.	342	16,173
PPG Industries, Inc.	357	39,277

		469,016

Chemicals-Other - 0.0%

American Vanguard Corp.	366	10,768

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	463	11,246
PolyOne Corp.	1,404	22,155

		33,401

Chemicals-Specialty - 0.1%

Balchem Corp.	459	16,744
Eastman Chemical Co.	1,271	70,236
H.B. Fuller Co.	782	23,781
Hawkins, Inc.	141	5,445
Kraton Performance Polymers, Inc.†	505	10,832
OM Group, Inc.†	508	9,368
Quaker Chemical Corp.	203	9,551
Stepan Co.	131	12,513
Zep, Inc.	323	4,674

		163,144

Circuit Boards - 0.0%

Park Electrochemical Corp.	326	8,470
TTM Technologies, Inc.†	809	8,575

		17,045

Coal - 0.0%
Cloud Peak Energy, Inc.†	956	16,816
SunCoke Energy, Inc.†	1,097	17,355

		34,171

Coffee - 0.0%

Peet’s Coffee & Tea, Inc.†	208	15,288

Commercial Services - 0.1%

Arbitron, Inc.	415	14,596
ExlService Holdings, Inc.†	259	6,674
Healthcare Services Group, Inc.	1,052	22,271
Iron Mountain, Inc.	3,093	101,450
Live Nation Entertainment, Inc.†	2,325	19,809
Medifast, Inc.†	202	5,634
TeleTech Holdings, Inc.†	368	6,076

		176,510

Commercial Services-Finance - 0.3%

Cardtronics, Inc.†	691	19,521
Equifax, Inc.	652	29,848
Heartland Payment Systems, Inc.	607	18,441
Mastercard, Inc., Class A	772	326,479

		394,289

Communications Software - 0.0%

Digi International, Inc.†	404	4,173

Computer Aided Design - 0.1%

Autodesk, Inc.†	2,418	75,079

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	573	8,647

Computer Services - 1.5%

Accenture PLC, Class A	2,757	169,831
CACI International, Inc., Class A†	417	22,264
CIBER, Inc.†	1,142	3,963
Computer Sciences Corp.	2,229	71,796
iGATE Corp.†	475	7,652
Insight Enterprises, Inc.†	696	12,500
International Business Machines Corp.	9,721	1,894,137
j2 Global, Inc.	725	21,366
LivePerson, Inc.†	768	12,672
Manhattan Associates, Inc.†	318	16,084
Sykes Enterprises, Inc.†	613	8,269
Virtusa Corp.†	294	4,969

		2,245,503

Computer Software - 0.0%

Avid Technology, Inc.†	425	3,914
Blackbaud, Inc.	707	17,237

		21,151

Computers - 2.6%

Apple, Inc.	6,054	4,027,363
Hewlett-Packard Co.	469	7,917

		4,035,280

Computers-Integrated Systems - 0.1%

3D Systems Corp.†	559	24,434
Agilysys, Inc.†	222	1,840
Mercury Computer Systems, Inc.†	485	4,734
MTS Systems Corp.	252	12,804
NCI, Inc., Class A†	110	804
Netscout Systems, Inc.†	544	12,920
Radisys Corp.†	332	1,212
Stratasys, Inc.†	334	21,596
Super Micro Computer, Inc.†	442	5,450

		85,794

Computers-Memory Devices - 0.4%

EMC Corp.†	21,907	575,935

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†	528	16,062

Consulting Services - 0.0%

Forrester Research, Inc.	230	6,734
MAXIMUS, Inc.	532	28,935
Navigant Consulting, Inc.†	812	8,973

		44,642

Consumer Products-Misc. - 0.2%

American Greetings Corp., Class A	550	7,915
Blyth, Inc.	170	7,194
Central Garden and Pet Co., Class A†	639	7,540
Clorox Co.	2,947	214,394
Helen of Troy, Ltd.†	497	15,626
Prestige Brands Holdings, Inc.†	788	12,655
WD-40 Co.	250	12,203

		277,527

Containers-Metal/Glass - 0.1%

Ball Corp.	4,227	178,253

Cosmetics & Toiletries - 0.3%

Estee Lauder Cos., Inc., Class A	2,253	135,067
Inter Parfums, Inc.	241	4,001
Procter & Gamble Co.	5,399	362,759

		501,827

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	700	35,294
CSG Systems International, Inc.†	532	11,284
Fidelity National Information Services, Inc.	752	23,688
Fiserv, Inc.†	823	58,688

		128,954

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	229	6,769

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	1,096	37,209
Patterson Cos., Inc.	2,129	72,322

		109,531

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	1,104	4,206

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	647	11,439

Direct Marketing - 0.0%

Harte-Hanks, Inc.	691	4,809

Disposable Medical Products - 0.0%

ICU Medical, Inc.†	195	10,822

Merit Medical Systems, Inc.†	659	9,391

		20,213

Distribution/Wholesale - 0.1%

Brightpoint, Inc.†	1,083	9,715
Genuine Parts Co.	963	60,823
MWI Veterinary Supply, Inc.†	199	20,063
Pool Corp.	744	29,306
ScanSource, Inc.†	432	13,064
United Stationers, Inc.	623	15,070

		148,041

Diversified Banking Institutions - 1.6%

Bank of America Corp.	64,644	516,506
Citigroup, Inc.	9,230	274,223
JPMorgan Chase & Co.	37,334	1,386,585
Morgan Stanley	17,984	269,760

		2,447,074

Diversified Manufacturing Operations - 1.2%

3M Co.	3,571	330,674
A.O. Smith Corp.	610	33,373
Actuant Corp., Class A	1,141	32,085
AZZ, Inc.	396	12,577
Barnes Group, Inc.	731	17,303
Dover Corp.	11,790	681,580
EnPro Industries, Inc.†	323	12,125
Federal Signal Corp.†	908	5,421
General Electric Co.	18,297	378,931
Koppers Holdings, Inc.	325	10,533
Leggett & Platt, Inc.	5,385	127,840
LSB Industries, Inc.†	291	10,971
Lydall, Inc.†	244	3,130
Parker Hannifin Corp.	2,359	188,673
Standex International Corp.	198	8,839
Tredegar Corp.	367	5,938

		1,859,993

Diversified Minerals - 0.0%

AMCOL International Corp.	395	11,878

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	301	19,875
Viad Corp.	298	6,100

		25,975

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	604	149,931
Blue Nile, Inc.†	195	7,297
eBay, Inc.†	427	20,270
Nutrisystem, Inc.	419	4,307
Stamps.com, Inc.†	204	4,516

		186,321

E-Commerce/Services - 0.3%

Expedia, Inc.	4,020	206,467
OpenTable, Inc.†	354	15,027
priceline.com, Inc.†	362	218,854
United Online, Inc.	1,418	7,062

		447,410

E-Marketing/Info - 0.0%

comScore, Inc.†	554	7,823
Liquidity Services, Inc.†	372	19,489
QuinStreet, Inc.†	402	3,445

		30,757

E-Services/Consulting - 0.0%

Perficient, Inc.†	500	5,355
Websense, Inc.†	583	8,967

		14,322

Electric Products-Misc. - 0.4%

Emerson Electric Co.	7,668	388,921
Littelfuse, Inc.	340	17,439
Molex, Inc.	5,677	150,724

		557,084

Electric-Generation - 0.2%

AES Corp.†	26,706	304,181

Electric-Integrated - 1.1%

ALLETE, Inc.	526	21,861
American Electric Power Co., Inc.	952	40,926
Avista Corp.	919	23,343
CH Energy Group, Inc.	234	15,247
CMS Energy Corp.	942	21,732
El Paso Electric Co.	627	20,747
Entergy Corp.	273	18,586
Exelon Corp.	15,422	562,440
Integrys Energy Group, Inc.	4,247	229,296
NextEra Energy, Inc.	5,716	384,744
NorthWestern Corp.	569	20,825
PPL Corp.	251	7,362
Public Service Enterprise Group, Inc.	6,731	213,103
UIL Holdings Corp.	792	27,863
UNS Energy Corp.	631	25,278

		1,633,353

Electronic Components-Misc. - 0.1%

Bel Fuse, Inc., Class B	147	2,864
Benchmark Electronics, Inc.†	903	14,493
CTS Corp.	500	4,925
Daktronics, Inc.	578	5,526
Jabil Circuit, Inc.	3,094	70,481
Methode Electronics, Inc.	580	5,446
OSI Systems, Inc.†	311	23,045
Plexus Corp.†	548	16,380
Pulse Electronics Corp.	602	674
Rogers Corp.†	255	10,146

		153,980

Electronic Components-Semiconductors - 0.4%

Ceva, Inc.†	351	5,658
Diodes, Inc.†	578	10,687
DSP Group, Inc.†	317	1,817
Entropic Communications, Inc.†	1,379	7,488
GT Advanced Technologies, Inc.†	1,785	10,353
Intel Corp.	14,274	354,424
Kopin Corp.†	935	3,263
Microsemi Corp.†	1,392	27,715
Monolithic Power Systems, Inc.†	477	10,284
NVIDIA Corp.†	5,832	81,823
Rubicon Technology, Inc.†	238	2,004

Supertex, Inc.†	191	3,302
Volterra Semiconductor Corp.†	398	9,484

		528,302

Electronic Connectors - 0.0%

Amphenol Corp., Class A	271	16,496

Electronic Forms - 0.0%

Adobe Systems, Inc.†	647	20,232

Electronic Measurement Instruments - 0.0%

Analogic Corp.	192	13,346
Badger Meter, Inc.	225	7,630
ESCO Technologies, Inc.	419	14,845
FARO Technologies, Inc.†	265	10,454
Measurement Specialties, Inc.†	236	7,665

		53,940

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	134	7,969

Electronics-Military - 0.0%

L-3 Communications Holdings, Inc.	139	9,763

Engineering/R&D Services - 0.4%

EMCOR Group, Inc.	1,046	28,901
Engility Holdings, Inc.†	253	4,683
Exponent, Inc.†	210	10,933
Foster Wheeler AG†	26,017	569,772

		614,289

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	762	13,198
Cummins, Inc.	2,112	205,096

		218,294

Enterprise Software/Service - 0.8%

CA, Inc.	4,068	105,890
Digital River, Inc.†	578	9,629
JDA Software Group, Inc.†	667	20,544
MicroStrategy, Inc., Class A†	127	15,940
Omnicell, Inc.†	526	7,553
Opnet Technologies, Inc.	233	7,274
Oracle Corp.	31,517	997,513
SYNNEX Corp.†	408	14,088
Tyler Technologies, Inc.†	387	15,581

		1,194,012

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	1,408	14,432

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	994	25,784

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†	345	9,670
Portfolio Recovery Associates, Inc.†	268	26,894
SLM Corp.	924	14,553
World Acceptance Corp.†	202	14,746

		65,863

Finance-Credit Card - 0.3%

Visa, Inc., Class A	3,127	401,038

Finance-Investment Banker/Broker - 0.1%

E*TRADE Financial Corp.†	5,509	47,212
Interactive Brokers Group, Inc., Class A	607	8,389
Investment Technology Group, Inc.†	605	5,124
Piper Jaffray Cos.†	246	6,054
Stifel Financial Corp.†	839	27,419
SWS Group, Inc.†	419	2,501

		96,699

Finance-Other Services - 0.2%

Higher One Holdings, Inc.†	454	5,598
IntercontinentalExchange, Inc.†	1,689	230,886
NASDAQ OMX Group, Inc.	3,971	90,817

		327,301

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	300	12,990

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	139	3,977
TreeHouse Foods, Inc.†	563	29,248

		33,225

Food-Confectionery - 0.5%

Hershey Co.	9,487	681,356

Food-Dairy Products - 0.1%

Dean Foods Co.†	7,416	121,771

Food-Meat Products - 0.2%

Hormel Foods Corp.	9,634	276,688
Tyson Foods, Inc., Class A	2,315	36,253

		312,941

Food-Misc./Diversified - 1.9%

B&G Foods, Inc.	758	22,187
Cal-Maine Foods, Inc.	224	9,000
Campbell Soup Co.	7,366	258,841
ConAgra Foods, Inc.	9,055	227,371
Diamond Foods, Inc.	346	6,806
Hain Celestial Group, Inc.†	701	48,362
J&J Snack Foods Corp.	228	13,019
Kellogg Co.	23,950	1,213,067
Kraft Foods, Inc., Class A	25,205	1,046,764
Snyders-Lance, Inc.	736	17,215

		2,862,632

Food-Retail - 0.2%

Kroger Co.	8,359	186,239
Safeway, Inc.	6,339	99,205

		285,444

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	187	4,944
Nash Finch Co.	181	3,564
Spartan Stores, Inc.	339	5,190
United Natural Foods, Inc.†	765	43,972

		57,670

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	1,409	24,643
Iconix Brand Group, Inc.†	1,111	20,776
Skechers U.S.A., Inc., Class A†	580	12,569
Steven Madden, Ltd.†	618	26,524

Wolverine World Wide, Inc.	763	35,884

		120,396

Forestry - 0.0%

Deltic Timber Corp.	171	10,489

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	980	10,849

Garden Products - 0.0%

Toro Co.	938	34,894

Gas-Distribution - 0.1%

Laclede Group, Inc.	352	14,872
New Jersey Resources Corp.	651	29,171
Northwest Natural Gas Co.	420	20,652
Piedmont Natural Gas Co., Inc.	1,133	35,384
South Jersey Industries, Inc.	476	24,095
Southwest Gas Corp.	723	30,908

		155,082

Gold Mining - 0.0%

Newmont Mining Corp.	325	16,471

Golf - 0.0%

Callaway Golf Co.	1,019	5,859

Health Care Cost Containment - 0.0%

Corvel Corp.†	100	4,380

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	1,879	33,690

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	407	8,986
La-Z-Boy, Inc.†	810	11,178
Select Comfort Corp.†	889	25,399

		45,563

Hotels/Motels - 0.1%

Marcus Corp.	317	4,093
Starwood Hotels & Resorts Worldwide, Inc.	1,218	67,148

		71,241

Human Resources - 0.0%

AMN Healthcare Services, Inc.†	640	5,376
CDI Corp.	181	2,981
Cross Country Healthcare, Inc.†	454	1,839
Heidrick & Struggles International, Inc.	282	3,474
Insperity, Inc.	355	8,680
Kelly Services, Inc., Class A	445	5,491
On Assignment, Inc.†	675	11,144
Resources Connection, Inc.	658	7,356
TrueBlue, Inc.†	633	9,831

		56,172

Identification Systems - 0.0%

Brady Corp., Class A	824	23,138
Checkpoint Systems, Inc.†	587	4,690

		27,828

Industrial Automated/Robotic - 0.0%

Cognex Corp.	671	24,216
Intermec, Inc.†	809	4,789
iRobot Corp.†	430	10,832

		39,837

Industrial Gases - 0.0%

Airgas, Inc.	90	7,476

Instruments-Controls - 0.1%

Honeywell International, Inc.	1,599	93,461
Watts Water Technologies, Inc., Class A	435	15,943

		109,404

Instruments-Scientific - 0.3%

FEI Co.	595	31,958
PerkinElmer, Inc.	15,921	434,643

		466,601

Insurance Brokers - 0.0%

Aon PLC	671	34,865
eHealth, Inc.†	285	4,714

		39,579

Insurance-Life/Health - 0.2%

Aflac, Inc.	6,040	278,927
Presidential Life Corp.	308	4,294
Principal Financial Group, Inc.	2,155	59,133
Unum Group	386	7,531

		349,885

Insurance-Multi-line - 0.4%

ACE, Ltd.	4,086	301,261
Assurant, Inc.	5,958	210,020
Genworth Financial, Inc., Class A†	2,797	14,796
Horace Mann Educators Corp.	621	10,911
MetLife, Inc.	2,965	101,195
United Fire Group, Inc.	324	7,173

		645,356

Insurance-Property/Casualty - 0.2%

AMERISAFE, Inc.†	285	7,165
Employers Holdings, Inc.	491	8,951
Infinity Property & Casualty Corp.	181	10,154
Meadowbrook Insurance Group, Inc.	779	5,913
Navigators Group, Inc.†	166	8,061
ProAssurance Corp.	480	42,830
Progressive Corp.	8,462	165,263
RLI Corp.	263	16,664
Safety Insurance Group, Inc.	240	10,870
Selective Insurance Group, Inc.	859	15,402
Stewart Information Services Corp.	281	5,555
Tower Group, Inc.	618	11,519

		308,347

Insurance-Reinsurance - 0.3%

Berkshire Hathaway, Inc., Class B†	5,415	456,701

Internet Application Software - 0.0%

DealerTrack Holdings, Inc.†	665	18,414

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	271	1,707

Internet Content-Information/News - 0.0%

Dice Holdings, Inc.†	854	6,815
HealthStream, Inc.†	305	8,668

XO Group, Inc.†	430	3,414

		18,897

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	450	43,870

Internet Security - 0.1%

Sourcefire, Inc.†	461	23,921
Symantec Corp.†	4,989	88,954
VASCO Data Security International, Inc.†	421	3,966

		116,841

Investment Companies - 0.0%

Prospect Capital Corp.	2,145	24,517

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	1,441	79,125
BlackRock, Inc.	1,597	281,663
Calamos Asset Management, Inc., Class A	289	3,217
Financial Engines, Inc.†	624	13,291
Legg Mason, Inc.	20,092	493,861
National Financial Partners Corp.†	636	9,375
Virtus Investment Partners, Inc.†	122	10,448

		890,980

Lasers-System/Components - 0.1%

Cymer, Inc.†	485	27,499
Electro Scientific Industries, Inc.	352	4,316
II-VI, Inc.†	860	15,996
Newport Corp.†	599	7,446
Rofin-Sinar Technologies, Inc.†	447	9,713

		64,970

Leisure Products - 0.0%

Brunswick Corp.	1,399	33,142

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	295	9,254
UniFirst Corp.	241	15,306

		24,560

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.†	314	9,209
Caterpillar, Inc.	2,008	171,343

		180,552

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	298	16,161

Machinery-Farming - 0.0%

Lindsay Corp.	199	13,007

Machinery-General Industrial - 0.1%

Albany International Corp., Class A	442	9,335
Applied Industrial Technologies, Inc.	661	26,889
Intevac, Inc.†	334	2,071
Robbins & Myers, Inc.	688	41,156
Roper Industries, Inc.	421	43,275
Tennant Co.	295	12,375

		135,101

Machinery-Material Handling - 0.0%

Cascade Corp.	135	6,624

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	173	8,745
Medidata Solutions, Inc.†	352	12,348
Quality Systems, Inc.	622	10,991

		32,084

Medical Instruments - 0.1%

Abaxis, Inc.†	340	12,740
CONMED Corp.	443	11,970
CryoLife, Inc.†	406	2,192
Integra LifeSciences Holdings Corp.†	313	12,314
Natus Medical, Inc.†	462	5,410
NuVasive, Inc.†	677	14,271
St. Jude Medical, Inc.	3,001	113,318
SurModics, Inc.†	210	3,914
Symmetry Medical, Inc.†	533	4,962

		181,091

Medical Labs & Testing Services - 0.0%

Bio-Reference Labs, Inc.†	387	10,108
Quest Diagnostics, Inc.	383	23,160

		33,268

Medical Laser Systems - 0.0%

Palomar Medical Technologies, Inc.†	268	2,345
Medical Products - 0.7%

Cantel Medical Corp.	326	8,398
Covidien PLC	9,336	523,283
Cyberonics, Inc.†	388	19,373
Greatbatch, Inc.†	370	8,565
Haemonetics Corp.†	397	29,247
Hanger, Inc.†	532	15,220
Invacare Corp.	499	6,856
Luminex Corp.†	590	11,411
PSS World Medical, Inc.†	790	17,056
West Pharmaceutical Services, Inc.	531	25,143
Zimmer Holdings, Inc.	6,235	385,198

		1,049,750

Medical-Biomedical/Gene - 0.5%

Amgen, Inc.	1,185	99,445
Arqule, Inc.†	975	5,109
Biogen Idec, Inc.†	1,376	201,708
Cambrex Corp.†	424	5,164
Celgene Corp.†	4,213	303,505
Cubist Pharmaceuticals, Inc.†	993	45,877
Emergent Biosolutions, Inc.†	391	5,760
Enzo Biochem, Inc.†	491	923
Medicines Co.†	864	22,196
Momenta Pharmaceuticals, Inc.†	694	9,792
Spectrum Pharmaceuticals, Inc.†	821	9,819

		709,298

Medical-Drugs - 2.8%

Abbott Laboratories	9,199	602,902
Akorn, Inc.†	1,058	14,643
Allergan, Inc.	169	14,556
Bristol-Myers Squibb Co.	16,362	540,110
Eli Lilly & Co.	35,851	1,610,068
Forest Laboratories, Inc.†	1,517	52,625

Hi-Tech Pharmacal Co., Inc.†	164	5,853
Johnson & Johnson	2,861	192,917
Merck & Co., Inc.	6,193	266,609
Pfizer, Inc.	38,596	920,900
PharMerica Corp.†	462	5,821
Salix Pharmaceuticals, Ltd.†	910	40,004
ViroPharma, Inc.†	1,093	29,074

		4,296,082

Medical-Generic Drugs - 0.0%

Par Pharmaceutical Cos., Inc.†	576	28,685

Medical-HMO - 0.6%

Aetna, Inc.	3,140	120,607
Centene Corp.†	806	32,732
Cigna Corp.	1,256	57,487
Humana, Inc.	4,387	307,441
Magellan Health Services, Inc.†	428	21,233
Molina Healthcare, Inc.†	450	10,908
UnitedHealth Group, Inc.	5,189	281,763
WellPoint, Inc.	175	10,477

		842,648

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	7,087	36,782

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	261	7,684
Kindred Healthcare, Inc.†	829	9,251

		16,935

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.†	179	20,861
Almost Family, Inc.†	124	2,738
Amedisys, Inc.†	472	6,646
Amsurg Corp.†	496	14,587
Gentiva Health Services, Inc.†	442	4,853
LHC Group, Inc.†	232	4,037

		53,722

Medical-Wholesale Drug Distribution - 0.3%

Cardinal Health, Inc.	6,370	251,934
McKesson Corp.	2,411	210,022

		461,956

Metal Processors & Fabrication - 0.1%

CIRCOR International, Inc.	273	8,695
Haynes International, Inc.	192	9,360
Kaydon Corp.	502	11,164
Mueller Industries, Inc.	599	25,817
RTI International Metals, Inc.†	475	10,303

		65,339

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	239	3,114
Lawson Products, Inc.	52	416
Olympic Steel, Inc.	139	2,191

		5,721

Metal-Aluminum - 0.0%

Alcoa, Inc.	2,712	23,215
Century Aluminum Co.†	827	5,152
Kaiser Aluminum Corp.	248	13,851

		42,218

Metal-Copper - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	11,129	401,868

Miscellaneous Manufacturing - 0.0%

Hillenbrand, Inc.	980	17,758
John Bean Technologies Corp.	454	7,246
Movado Group, Inc.	276	9,704

		34,708

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.	1,331	55,849

Multimedia - 0.4%

EW Scripps Co., Class A†	494	5,123
News Corp., Class A	2,188	51,177
Viacom, Inc., Class B	5,600	280,056
Walt Disney Co.	6,798	336,297

		672,653

Networking Products - 0.3%

Anixter International, Inc.	437	26,277
Black Box Corp.	274	7,121
Cisco Systems, Inc.	19,213	366,584
LogMeIn, Inc.†	336	7,386
NETGEAR, Inc.†	595	21,759

		429,127

Non-Ferrous Metals - 0.0%

Globe Specialty Metals, Inc.	976	14,240
Materion Corp.	320	6,797

		21,037

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	3,323	91,881

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	4,606	61,536
Xerox Corp.	11,600	85,492

		147,028

Office Furnishings-Original - 0.0%

Interface, Inc.	910	12,494

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	1,835	57,307

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.	1,408	94,364

Oil Companies-Exploration & Production - 0.7%

Anadarko Petroleum Corp.	5,969	413,473
Apache Corp.	3,041	260,766
Approach Resources, Inc.†	431	12,387
Comstock Resources, Inc.†	754	12,433
Contango Oil & Gas Co.†	200	11,106
Gulfport Energy Corp.†	706	18,568
Occidental Petroleum Corp.	2,164	183,962
PDC Energy, Inc.†	473	13,163
Penn Virginia Corp.	658	4,020
Petroquest Energy, Inc.†	894	5,695
Stone Energy Corp.†	775	18,236
Swift Energy Co.†	671	13,078

WPX Energy, Inc.†	1,119	17,456

		984,343

Oil Companies-Integrated - 3.7%

Chevron Corp.	20,704	2,322,160
ConocoPhillips	4,105	233,123
Exxon Mobil Corp.	32,879	2,870,337
Marathon Petroleum Corp.	3,852	199,341
Phillips 66	1,058	44,436

		5,669,397

Oil Field Machinery & Equipment - 0.2%

Gulf Island Fabrication, Inc.	214	5,568
Lufkin Industries, Inc.	526	27,573
National Oilwell Varco, Inc.	3,642	286,990

		320,131

Oil Refining & Marketing - 0.1%

Sunoco, Inc.	3,110	146,761
Tesoro Corp.	1,659	65,929

		212,690

Oil-Field Services - 0.2%

Basic Energy Services, Inc.†	468	5,195
Exterran Holdings, Inc.†	1,016	18,684
Halliburton Co.	2,388	78,231
Hornbeck Offshore Services, Inc.†	553	21,478
Matrix Service Co.†	382	4,454
Pioneer Energy Services Corp.†	969	7,461
Schlumberger, Ltd.	1,191	86,205
SEACOR Holdings, Inc.†	331	28,469
TETRA Technologies, Inc.†	1,216	7,795

		257,972

Paper & Related Products - 0.1%

Buckeye Technologies, Inc.	618	18,738
Clearwater Paper Corp.†	367	13,843
KapStone Paper and Packaging Corp.†	613	12,278
Neenah Paper, Inc.	248	6,922
Schweitzer-Mauduit International, Inc.	482	15,559
Wausau Paper Corp.	773	6,942

		74,282

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	8,555	535,714

Physicians Practice Management - 0.0%

Healthways, Inc.†	491	5,146
IPC The Hospitalist Co., Inc.†	260	11,489

		16,635

Pipelines - 0.2%

ONEOK, Inc.	2,631	117,158
Williams Cos., Inc.	6,266	202,204

		319,362

Poultry - 0.0%

Sanderson Farms, Inc.	306	13,470

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	595	7,598
Powell Industries, Inc.†	140	5,309
Vicor Corp.	286	1,722

		14,629

Printing-Commercial - 0.0%

Consolidated Graphics, Inc.†	133	3,563
R.R. Donnelley & Sons Co.	5,178	56,854

		60,417

Private Corrections - 0.0%

Geo Group, Inc.	963	25,337

Protection/Safety - 0.0%

Landauer, Inc.	148	8,679

Publishing-Books - 0.1%

McGraw-Hill Cos., Inc.	1,716	87,859

Publishing-Newspapers - 0.3%

Dolan Co.†	440	1,562
Gannett Co., Inc.	4,231	64,565
Washington Post Co., Class B	1,071	377,528

		443,655

Real Estate Investment Trusts - 1.5%

Acadia Realty Trust	723	18,003
American Tower Corp.	215	15,136
Apartment Investment & Management Co., Class A	14,187	375,672
AvalonBay Communities, Inc.	525	74,298
Cedar Realty Trust, Inc.	891	4,892
Colonial Properties Trust	1,378	30,206
Cousins Properties, Inc.	1,631	13,032
DiamondRock Hospitality Co.	2,944	28,321
Digital Realty Trust, Inc.	9,622	716,935
EastGroup Properties, Inc.	443	23,745
Entertainment Properties Trust	734	33,463
Equity Residential	5,826	351,890
Extra Space Storage, Inc.	1,628	55,531
Franklin Street Properties Corp.	1,129	12,554
Getty Realty Corp.	403	7,218
Healthcare Realty Trust, Inc.	1,221	29,621
Host Hotels & Resorts, Inc.	8,146	124,634
Inland Real Estate Corp.	1,214	9,955
Kilroy Realty Corp.	1,147	54,150
Kite Realty Group Trust	1,003	5,155
LaSalle Hotel Properties	1,342	36,569
Lexington Realty Trust	2,123	19,914
LTC Properties, Inc.	477	16,094
Medical Properties Trust, Inc.	2,124	21,898
Mid-America Apartment Communities, Inc.	642	43,656
Parkway Properties, Inc.	312	3,622
Pennsylvania Real Estate Investment Trust	876	13,771
Post Properties, Inc.	842	42,984
PS Business Parks, Inc.	292	19,906
Sabra Health Care REIT, Inc.	578	11,080
Saul Centers, Inc.	186	8,018
Sovran Self Storage, Inc.	455	25,867
Tanger Factory Outlet Centers	1,452	48,715
Universal Health Realty Income Trust	198	8,548

Urstadt Biddle Properties, Inc., Class A	364	7,098

		2,312,151

Real Estate Operations & Development - 0.0%

Forestar Group, Inc.†	543	7,814

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	198	8,565

Research & Development - 0.0%

PAREXEL International Corp.†	939	27,034

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.†	430	13,812

Retail-Apparel/Shoe - 0.2%

Brown Shoe Co., Inc.	644	9,666
Buckle, Inc.	428	19,491
Cato Corp., Class A	457	13,422
Children’s Place Retail Stores, Inc.†	380	21,637
Christopher & Banks Corp.	514	1,264
Fifth & Pacific Co., Inc.†	1,704	22,578
Finish Line, Inc., Class A	814	18,690
Gap, Inc.	2,218	79,449
Genesco, Inc.†	383	27,059
Hot Topic, Inc.	661	6,247
Jos. A. Bank Clothiers, Inc.†	436	21,002
Men’s Wearhouse, Inc.	798	25,217
rue21, Inc.†	246	6,964
Stein Mart, Inc.†	398	3,598

		276,284

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc.†	919	78,069
PEP Boys-Manny Moe & Jack	828	7,444

		85,513

Retail-Automobile - 0.0%

Group 1 Automotive, Inc.	359	19,749
Lithia Motors, Inc., Class A	339	9,902
Sonic Automotive, Inc., Class A	592	10,579

		40,230

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	1,097	73,685

Retail-Building Products - 1.1%

Home Depot, Inc.	27,137	1,540,025
Lowe’s Cos., Inc.	4,982	141,887
Lumber Liquidators Holdings, Inc.†	432	20,157

		1,702,069

Retail-Catalog Shopping - 0.0%

Coldwater Creek, Inc.†	1,249	712

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A	2,066	39,419

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	597	33,760

Retail-Discount - 0.5%

Big Lots, Inc.†	1,003	30,531
Fred’s, Inc., Class A	572	7,625
Tuesday Morning Corp.†	623	3,482
Wal-Mart Stores, Inc.	9,086	659,644

		701,282

Retail-Drug Store - 0.3%

CVS Caremark Corp.	8,149	371,187

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	271	3,545
Kirkland’s, Inc.†	227	2,202

		5,747

Retail-Jewelry - 0.0%

Zale Corp.†	332	1,833

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	337	2,430

Retail-Major Department Stores - 0.1%

Sears Holdings Corp.†	571	30,120
TJX Cos., Inc.	2,272	104,035

		134,155

Retail-Office Supplies - 0.0%

OfficeMax, Inc.	1,357	7,884
Staples, Inc.	3,921	42,817

		50,701

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	460	17,857
Ezcorp, Inc.†	695	15,742
First Cash Financial Services, Inc.†	448	19,990

		53,589

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	310	3,187

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.	8,685	453,357
Macy’s, Inc.	213	8,586
Stage Stores, Inc.	484	10,367

		472,310

Retail-Restaurants - 0.4%

Biglari Holdings, Inc.†	22	7,731
BJ’s Restaurants, Inc.†	381	15,640
Buffalo Wild Wings, Inc.†	291	22,343
CEC Entertainment, Inc.	287	8,527
Chipotle Mexican Grill, Inc.†	357	103,044
Cracker Barrel Old Country Store, Inc.	364	22,925
DineEquity, Inc.†	247	13,084
Jack in the Box, Inc.†	693	18,080
McDonald’s Corp.	4,177	373,800
Papa John’s International, Inc.†	277	14,263
Red Robin Gourmet Burgers, Inc.†	166	5,148
Ruby Tuesday, Inc.†	999	6,753
Ruth’s Hospitality Group, Inc.†	525	3,213
Sonic Corp.†	950	8,901
Texas Roadhouse, Inc.	943	16,191

		639,643

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.	326	2,778
Cabela’s, Inc.†	684	32,839
Hibbett Sports, Inc.†	411	23,854

Zumiez, Inc.†	344	10,041

		69,512

Retail-Video Rentals - 0.0%

Coinstar, Inc.†	490	25,049

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	461	24,714

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.†	1,145	13,969

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	511	7,563

Savings & Loans/Thrifts - 0.1%

Bank Mutual Corp.	665	2,899
Brookline Bancorp, Inc.	1,098	9,322
Dime Community Bancshares, Inc.	443	6,193
Northwest Bancshares, Inc.	1,530	18,483
Oritani Financial Corp.	712	10,417
People’s United Financial, Inc.	890	10,653
Provident Financial Services, Inc.	839	12,954
ViewPoint Financial Group, Inc.	510	9,399

		80,320

Schools - 0.1%

American Public Education, Inc.†	283	9,537
Apollo Group, Inc., Class A†	1,765	47,390
Capella Education Co.†	211	6,556
Career Education Corp.†	795	2,504
Corinthian Colleges, Inc.†	1,233	2,491
Lincoln Educational Services Corp.	328	1,394
Universal Technical Institute, Inc.	336	4,035

		73,907

Seismic Data Collection - 0.0%

ION Geophysical Corp.†	2,000	13,060
OYO Geospace Corp.†	100	9,159

		22,219

Semiconductor Components-Integrated Circuits - 0.8%

Cirrus Logic, Inc.†	1,010	42,087
Exar Corp.†	709	5,395
Hittite Microwave Corp.†	440	23,043
Linear Technology Corp.	3,704	122,325
Micrel, Inc.	728	7,236
Pericom Semiconductor Corp.†	367	2,947
Power Integrations, Inc.	445	15,415
QUALCOMM, Inc.	16,157	993,009
Sigma Designs, Inc.†	464	3,188
TriQuint Semiconductor, Inc.†	2,641	14,684

		1,229,329

Semiconductor Equipment - 0.2%

ATMI, Inc.†	500	9,455
Brooks Automation, Inc.	1,039	8,322
Cabot Microelectronics Corp.	369	12,277
Cohu, Inc.	344	3,027
KLA-Tencor Corp.	3,879	199,031
Kulicke & Soffa Industries, Inc.†	1,160	13,143
MKS Instruments, Inc.	823	22,312
Nanometrics, Inc.†	251	3,823
Rudolph Technologies, Inc.†	466	4,352
Tessera Technologies, Inc.	813	12,414
Ultratech, Inc.†	411	13,555
Veeco Instruments, Inc.†	609	20,889

		322,600

Software Tools - 0.3%

VMware, Inc., Class A†	4,466	397,653

Steel-Producers - 0.0%

AK Steel Holding Corp.	1,732	9,041

Storage/Warehousing - 0.0%

Mobile Mini, Inc.†	573	9,798

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,842	8,418
Oplink Communications, Inc.†	288	4,628

		13,046

Telecom Services - 0.0%

Cbeyond, Inc.†	460	3,726
Lumos Networks Corp.	214	1,857
Neutral Tandem, Inc.†	498	5,478
NTELOS Holdings Corp.	236	4,052
USA Mobility, Inc.	326	3,720

		18,833

Telecommunication Equipment - 0.0%

Arris Group, Inc.†	1,771	24,139
Comtech Telecommunications Corp.	277	7,789
Harris Corp.	234	11,005
Nortel Networks Corp.†	62	1
Symmetricom, Inc.†	623	3,837

		46,771

Telephone-Integrated - 1.4%

AT&T, Inc.	33,903	1,242,206
Atlantic Tele-Network, Inc.	136	5,124
CenturyLink, Inc.	3,737	157,926
Cincinnati Bell, Inc.†	3,091	14,497
General Communication, Inc., Class A†	485	4,278
Verizon Communications, Inc.	15,766	676,992

		2,101,023

Television - 0.1%

CBS Corp., Class B	1,937	70,391

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	196	4,041

Therapeutics - 0.0%

Questcor Pharmaceuticals, Inc.†	943	40,964

Tobacco - 1.1%

Alliance One International, Inc.†	1,268	3,677
Lorillard, Inc.	2,725	342,015
Philip Morris International, Inc.	15,070	1,345,751

		1,691,443

Toys - 0.0%

JAKKS Pacific, Inc.	329	5,475

Transactional Software - 0.0%

Bottomline Technologies, Inc.†	576	12,926

Synchronoss Technologies, Inc.†	428	9,848

		22,774

Transport-Marine - 0.0%

Overseas Shipholding Group, Inc.	416	2,500

Transport-Rail - 0.5%

CSX Corp.	1,827	41,034
Norfolk Southern Corp.	5,592	405,196
Union Pacific Corp.	2,876	349,262

		795,492

Transport-Services - 0.4%

Bristow Group, Inc.	560	26,258
FedEx Corp.	233	20,418
Hub Group, Inc., Class A†	592	17,819
United Parcel Service, Inc., Class B	6,765	499,325

		563,820

Transport-Truck - 0.1%

Arkansas Best Corp.	373	3,424
Forward Air Corp.	456	15,331
Heartland Express, Inc.	894	11,640
Knight Transportation, Inc.	923	13,199
Old Dominion Freight Line, Inc.†	738	33,047

		76,641

Travel Services - 0.0%

Interval Leisure Group, Inc.	629	11,605

Veterinary Diagnostics - 0.0%

Neogen Corp.†	369	14,406

Water - 0.0%

American States Water Co.	295	12,856

Web Portals/ISP - 0.4%

Blucora, Inc.†	627	9,662
Google, Inc., Class A†	903	618,636

		628,298

Wire & Cable Products - 0.0%

Belden, Inc.	713	24,335
Encore Wire Corp.	291	8,241

		32,576

Wireless Equipment - 0.0%

Novatel Wireless, Inc.†	469	952
ViaSat, Inc.†	676	26,161

		27,113

Total Common Stock
(cost $66,029,792)		75,547,686

EXCHANGE-TRADED FUNDS - 7.1%

iShares MSCI All Country Asia ex-Japan Index Fund	92,370	4,904,847
iShares S&P SmallCap 600 Index Fund	13,230	999,262
SPDR S&P 500 ETF Trust, Series 1	6,449	910,857
Vanguard MSCI Emerging Markets ETF	101,820	4,088,073

Total Exchange-Traded Funds
(cost $10,819,931)		10,903,039

PREFERRED STOCK - 0.1%
Banks-Super Regional - 0.1%

Capital One Financial Corp. 6.00%	3,925	98,125
US Bancorp FRS 3.50%	137	117,135

		215,260

Finance-Investment Banker/Broker - 0.0%
Lehman Brothers Holding Capital Trust VII
Escrow Security
0.00%†	45,000	4

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS 0.00%	2,200	2,046

Total Preferred Stock
(cost $227,967)		217,310

WARRANTS† - 0.0%

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14(1)(2)	143	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(2)	9	2,250
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(2)	9	1,350

		3,600

Total Warrants
(cost $148)		3,600

ASSET BACKED SECURITIES - 2.5%
Diversified Financial Services - 2.5%

Aames Mtg. Investment Trust FRS Series 2005-4, Class M1 0.94% due 10/25/2035	$50,000	49,155
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	51,000	51,208
Avis Budget Rental Car Funding AESOP LLC Series 2012-2A, Class B 3.89% due 05/20/2018*	60,000	62,202
Banc of America Alternative Loan Trust Series 2005-6, Class 5A2 5.50% due 07/25/2035(3)	194,827	185,221
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(3)	48,000	46,909
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	95,000	101,609
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.89% due 12/10/2049(4)	1,000,000	1,167,500
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(4)	47,768	49,383

Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(3)	77,441	77,031
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.81% due 02/25/2034	49,001	44,412
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	244,260
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	173,750	181,583
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07% due 09/15/2015*	15,000	15,101
GSAMP Trust FRS Series 2002-WF, Class A2B 1.34% due 10/20/2032	33,835	30,933
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/2017*	7,000	7,581
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/2016*	30,000	31,329
LB-UBS Commercial Mtg. Trust VRS Series 2006-C3, Class A4 5.66% due 03/15/2039(4)	400,000	454,755
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/2031*	124,490	129,955
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(4)	100,000	103,136
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.01% due 08/25/2034	83,898	82,140
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(4)	40,756	42,288
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(4)	84,000	91,613
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(4)	50,000	55,714
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/2036(3)	12,877	12,847
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(3)	35,389	35,295
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(3)	461,199	456,504
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(4)	38,154	39,183

Total Asset Backed Securities
(cost $3,799,599)		3,848,847

U.S. CORPORATE BONDS & NOTES - 11.4%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	66,000	68,697
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	115,000	124,631
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	120,000	125,810

		319,138

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	37,000	36,630

Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	62,000	69,699
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	59,000	77,064

		146,763

Airlines - 0.0%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/2019	40,284	40,687
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	12,184	10,539

		51,226

Auto-Cars/Light Trucks - 0.1%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	50,000	52,750
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	75,000	88,875

		141,625

Banks-Commercial - 0.7%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	133,000	142,378
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	26,063
City National Bank Sub. Notes 5.38% due 07/15/2022	20,000	20,969
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	279,000	285,877
KeyBank NA Sub. Notes 7.41% due 10/15/2027	26,000	28,832
Regions Bank Sub. Notes 7.50% due 05/15/2018	57,000	66,405
Union Bank NA Senior Notes 2.13% due 06/16/2017	256,000	260,544
Zions Bancorp. Senior Notes 4.50% due 03/27/2017	208,000	217,439

		1,048,507

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	130,000	131,775
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/15/2037	202,000	144,294

		276,069

Banks-Money Center - 0.1%

Chase Capital III FRS Ltd. Guar. Notes 1.02% due 03/01/2027	72,000	54,011
Comerica Bank Sub. Notes 5.20% due 08/22/2017	53,000	59,806

		113,817

Banks-Super Regional - 1.0%

Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	39,000	39,907
Capital One Financial Corp. FRS Senior Notes 1.61% due 07/15/2014	49,000	49,350
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	172,000	176,161
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	54,000	64,422
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/2016	53,000	60,303
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	609,000	716,995
PNC Preferred Funding Trust I FRS Bonds 2.12% due 03/15/2017*(5)	100,000	80,967
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	13,000	13,534
US Bancorp Senior Notes 1.65% due 05/15/2017	111,000	113,504
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	112,000	134,447
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(5)	50,000	56,625

		1,506,215

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	104,000	105,621

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/2017	18,000	19,350

Building Products-Cement - 0.0%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	40,000	39,900

Building-Residential/Commercial - 0.0%

Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	30,000	33,600

Cable/Satellite TV - 0.2%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	50,000	53,625
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	39,000	46,046
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	69,000	70,405
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	55,000	73,014

Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	73,000	72,553

		315,643

Capacitors - 0.0%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	25,000	25,031

Casino Hotels - 0.1%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	27,297	28,935
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	27,000	29,092
Station Casinos LLC VRS Company Guar. Notes 3.66% due 06/18/2018*	30,000	25,500

		83,527

Cellular Telecom - 0.0%

Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	11,000	11,055
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	55,000	56,237

		67,292

Chemicals-Specialty - 0.2%

Cabot Corp. Senior Notes 3.70% due 07/15/2022	53,000	54,267
Eastman Chemical Co. Senior Notes 4.80% due 09/01/2042	38,000	41,574
Eastman Chemical Co. Senior Notes 7.25% due 01/15/2024	99,000	129,812
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	51,000	71,284

		296,937

Coal - 0.0%

Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/2018†(7)(8)	37,000	16,373

Commercial Services - 0.0%

Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	25,000	26,812

Computer Services - 0.2%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	45,000	48,411
Compucom Systems, Inc. Senior Sub. Notes
12.50% due 10/01/2015*	12,000	12,360
International Business Machines Corp. Senior Notes 1.25% due 02/06/2017	114,000	115,743
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	120,000	162,993

		339,507

Consumer Products-Misc. - 0.0%

American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	17,000	14,748

Containers-Metal/Glass - 0.0%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	22,000	23,650

Containers-Paper/Plastic - 0.0%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/2017	27,000	29,767

Diversified Banking Institutions - 1.0%

Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	20,000	20,802
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 09/26/2012(5)	178,000	140,025
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	1,000	1,067
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	88,000	98,392
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	24,000	26,689
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	109,000	115,202
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	63,000	67,775
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/2033	132,000	134,014
GMAC LLC Sub.Notes 8.00% due 12/31/2018	25,000	28,062
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	136,000	150,071
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	134,000	152,361

Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	55,000	57,265
JPMorgan Chase & Co. Senior Notes 2.00% due 08/15/2017	100,000	100,771
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	114,000	133,533
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(5)	65,000	72,712
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.43% due 05/15/2077	23,000	16,154
Morgan Stanley Senior Notes 5.50% due 07/28/2021	144,000	147,635
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	110,434

		1,572,964

Diversified Financial Services - 0.5%

Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	180,000	212,611
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	150,000	182,106
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	260,000	337,595

		732,312

Diversified Manufacturing Operations - 0.3%

General Electric Co. Senior Notes 5.25% due 12/06/2017	97,000	115,102
Harsco Corp. Senior Notes 2.70% due 10/15/2015	35,000	35,163
Illinois Tool Works, Inc. Senior Notes 3.90% due 09/01/2042	105,000	107,095
Textron, Inc. Senior Notes 4.63% due 09/21/2016	145,000	157,262

		414,622

Electric-Generation - 0.1%

AES Corp. Senior Notes 8.00% due 10/15/2017	24,000	28,020
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	145,000	156,053

		184,073

Electric-Integrated - 0.7%

CenterPoint Energy Houston Electric LLC Bonds 3.55% due 08/01/2042	52,000	52,220
Cleco Power LLC Senior Notes 6.00% due 12/01/2040	57,000	67,840
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	99,000	116,928
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	60,000	60,194
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.20% due 03/15/2042	52,000	55,032
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/2014	106,000	108,859
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*	214,000	222,466
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	107,000	115,710
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	55,000	61,130
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	39,772
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	76,000	84,774
Northern States Power Co. 1st Mtg. Notes 2.15% due 08/15/2022	50,000	49,946
Northern States Power Co. 1st Mtg. Notes 3.40% due 08/15/2042	52,000	51,353

		1,086,224

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	52,000	56,030

Electronic Components-Semiconductors - 0.1%

National Semiconductor Corp. Senior Notes 6.60% due 06/15/2017	66,000	82,365

Finance-Auto Loans - 0.2%

Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	214,000	216,772
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	25,000	27,719

		244,491

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp.
Senior Notes
4.25% due 02/08/2013	20,000	20,330
Textron Financial Corp.
Senior Notes
5.40% due 04/28/2013	77,000	79,256

		99,586

Finance-Credit Card - 0.0%

Capital One Capital III
Ltd. Guar. Bonds
7.69% due 08/15/2036	33,000	33,330

Finance-Investment Banker/Broker - 0.2%

Bear Stearns Cos. LLC
Sub. Notes
5.55% due 01/22/2017	62,000	70,162
Lehman Brothers Holdings, Inc.
Escrow Notes
5.50% due 04/04/2016†	44,000	10,835
Lehman Brothers Holdings, Inc.
Escrow Notes
6.75% due 12/28/2017†	71,000	7
Lehman Brothers Holdings, Inc.
Escrow Notes
7.50% due 05/11/2038†	69,000	7
Merrill Lynch & Co., Inc.
Sub. Notes
6.05% due 05/16/2016	67,000	72,204
Merrill Lynch & Co., Inc.
Sub. Notes
7.75% due 05/14/2038	21,000	25,411
Oppenheimer Holdings, Inc.
Senior Sec. Notes
8.75% due 04/15/2018	25,000	25,125
Scottrade Financial Services, Inc.
Senior Notes
6.13% due 07/11/2021*	57,000	58,812

		262,563

Finance-Leasing Companies - 0.1%

Air Lease Corp.
Senior Notes
5.63% due 04/01/2017*	17,000	16,958
Boeing Capital Corp.
Senior Notes
2.13% due 08/15/2016	72,000	75,591
Boeing Capital Corp.
Senior Notes
2.90% due 08/15/2018	29,000	31,650

		124,199

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp.
Bonds
1.00% due 02/02/2015	69,000	69,827
SquareTwo Financial Corp.
Sec. Notes
11.63% due 04/01/2017	55,000	47,850

		117,677

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS
Company Guar. Notes
6.40% due 12/15/2066*	125,000	85,625

Food-Misc./Diversified - 0.1%

Unilever Capital Corp.
Company Guar. Notes
0.85% due 08/02/2017	108,000	106,939

Funeral Services & Related Items - 0.0%

Carriage Services, Inc.
Company Guar. Notes
7.88% due 01/15/2015	27,000	27,354

Gas-Distribution - 0.0%

Southern Union Co.
Senior Notes
7.60% due 02/01/2024	60,000	74,246

Gas-Transportation - 0.0%

Northern Natural Gas Co.
Senior Notes
4.10% due 09/15/2042*	73,000	74,693

Home Furnishings - 0.0%

Norcraft Cos. LP/Norcraft Finance Corp.
Sec. Notes
10.50% due 12/15/2015	20,000	19,900

Independent Power Producers - 0.1%

Calpine Corp.
Senior Sec. Notes
7.88% due 07/31/2020*	25,000	28,125
GenOn Energy, Inc.
Senior Notes
9.50% due 10/15/2018	20,000	22,050
NRG Energy, Inc.
Company Guar. Notes
8.25% due 09/01/2020	45,000	48,487

		98,662

Insurance-Life/Health - 0.2%

Jefferson-Pilot Corp.
Senior Notes
4.75% due 01/30/2014	41,000	42,822
Primerica, Inc.
Senior Notes
4.75% due 07/15/2022	73,000	77,165
Prudential Financial, Inc.
Senior Notes
4.75% due 09/17/2015	79,000	86,744

Unum Group
Senior Notes
5.75% due 08/15/2042	53,000	54,562

		261,293

Insurance-Multi-line - 0.2%

Genworth Financial, Inc.
Senior Notes
7.63% due 09/24/2021	25,000	25,545
Hartford Financial Services Group, Inc.
Senior Notes
6.30% due 03/15/2018	98,000	111,591
MetLife, Inc.
Senior Notes
4.13% due 08/13/2042	52,000	52,790
Metropolitan Life Global Funding I
Sec. Notes
2.00% due 01/09/2015*	139,000	142,117

		332,043

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc.
Senior Notes
5.75% due 03/15/2014*	60,000	63,151
New York Life Global Funding
Sec. Notes
1.65% due 05/15/2017*	205,000	208,856

		272,007

Insurance-Property/Casualty - 0.0%

Markel Corp.
Senior Notes
4.90% due 07/01/2022	68,000	72,573

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.
Senior Notes
1.50% due 06/26/2017	102,000	103,972

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.
Company Guar. Notes
7.38% due 02/01/2019	24,000	25,140

Medical Products - 0.1%

Baxter International, Inc.
Senior Bonds
1.85% due 01/15/2017	35,000	36,287
Baxter International, Inc.
Senior Notes
3.65% due 08/15/2042	31,000	31,643
Becton Dickinson and Co.
Senior Notes
7.00% due 08/01/2027	76,000	104,827
Universal Hospital Services, Inc.
Senior Sec. Notes
7.63% due 08/15/2020*	23,000	24,208

		196,965

Medical-Drugs - 0.2%

Bristol-Myers Squibb Co.
Senior Notes
2.00% due 08/01/2022	101,000	98,575
Bristol-Myers Squibb Co.
Senior Notes
3.25% due 08/01/2042	52,000	49,628
Johnson & Johnson
Notes
5.55% due 08/15/2017	85,000	103,850

		252,053

Medical-HMO - 0.1%

Cigna Corp.
Senior Notes
5.38% due 02/15/2042	75,000	84,938
Cigna Corp.
Senior Notes
6.15% due 11/15/2036	36,000	43,511

		128,449

Medical-Hospitals - 0.0%

Capella Healthcare, Inc.
Company Guar. Notes
9.25% due 07/01/2017	25,000	26,531
HCA, Inc.
Senior Sec. Notes
6.50% due 02/15/2020	14,000	15,382
IASIS Healthcare LLC/IASIS Capital Corp.
Company Guar. Notes
8.38% due 05/15/2019	25,000	23,844

		65,757

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.
Senior Notes
4.88% due 04/01/2021	100,000	98,097

Motion Pictures & Services - 0.0%

NAI Entertainment Holdings LLC
Senior Sec. Notes
8.25% due 12/15/2017*	36,000	40,140

MRI/Medical Diagnostic Imaging - 0.0%

Radnet Management, Inc.
Company Guar. Notes
10.38% due 04/01/2018	60,000	60,450

Multimedia - 0.2%

News America, Inc.
Company Guar. Notes
6.55% due 03/15/2033	58,000	67,669
News America, Inc.
Company Guar. Notes
8.45% due 08/01/2034	54,000	75,028
Time Warner Entertainment Co. LP
Company Guar. Notes
8.38% due 07/15/2033	59,000	84,927
Time Warner, Inc.
Company Guar. Notes
4.90% due 06/15/2042	75,000	81,356

		308,980

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.
Company Guar. Notes
6.09% due 03/15/2035	95,000	113,368

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc.
Company Guar. Notes
4.88% due 06/01/2022	100,000	105,297

Oil Companies-Exploration & Production - 0.3%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
Company Guar. Notes
9.63% due 10/15/2018	30,000	30,150
Chesapeake Energy Corp.
Company Guar. Notes
6.88% due 08/15/2018	100,000	103,000
Linn Energy LLC/Linn Energy Finance Corp.
Company Guar. Notes
6.25% due 11/01/2019*	20,000	19,750
Linn Energy LLC/Linn Energy Finance Corp.
Company Guar. Notes
8.63% due 04/15/2020	20,000	21,600
Milagro Oil & Gas, Inc.
Sec. Notes
10.50% due 05/15/2016	36,000	25,200
Pioneer Natural Resources Co.
Senior Notes
3.95% due 07/15/2022	51,000	53,060
QEP Resources, Inc.
Senior Notes
6.88% due 03/01/2021	14,000	15,820
Samson Investment Co.
Senior Notes
9.75% due 02/15/2020*	25,000	25,750
SandRidge Energy, Inc.
Company Guar. Notes
7.50% due 02/15/2023*	25,000	25,125
Union Pacific Resources Group, Inc.
Senior Notes
7.15% due 05/15/2028	180,000	216,950

		536,405

Oil Companies-Integrated - 0.0%

Marathon Petroleum Corp.
Senior Notes
6.50% due 03/01/2041	23,000	28,060

Oil-Field Services - 0.1%

Exterran Holdings, Inc.
Company Guar. Notes
7.25% due 12/01/2018	30,000	30,300
Oil States International, Inc.
Company Guar. Notes
6.50% due 06/01/2019	50,000	53,125

		83,425

Paper & Related Products - 0.2%

Georgia-Pacific LLC
Company Guar. Notes
5.40% due 11/01/2020*	154,000	181,011
Georgia-Pacific LLC
Company Guar. Notes
8.25% due 05/01/2016*	90,000	97,206
Longview Fibre Paper & Packaging, Inc.
Senior Sec. Notes
8.00% due 06/01/2016*	22,000	22,770

		300,987

Pharmacy Services - 0.1%

Express Scripts Holding Co.
Company Guar. Notes
2.10% due 02/12/2015*	129,000	131,485

Pipelines - 0.3%

Chesapeake Midstream Partners LP/CHKM Finance Corp.
Company Guar. Notes
6.13% due 07/15/2022	15,000	15,563
Copano Energy LLC/Copano Energy Finance Corp.
Company Guar. Notes
7.75% due 06/01/2018	25,000	26,250
Energy Transfer Equity LP
Senior Sec. Notes
7.50% due 10/15/2020	36,000	41,400
Energy Transfer Partners LP
Senior Notes
6.50% due 02/01/2042	123,000	139,583
Enterprise Products Operating LLC
Company Guar. Notes
1.25% due 08/13/2015	47,000	47,335
Enterprise Products Operating LLC
Company Guar. Notes
4.45% due 02/15/2043	73,000	71,837
Genesis Energy LP/Genesis Energy Finance Corp.
Company Guar. Notes
7.88% due 12/15/2018	30,000	31,575
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes
6.50% due 08/15/2021	65,000	69,712

		443,255

Real Estate Investment Trusts - 0.1%

Brandywine Operating Partnership LP
Company Guar. Notes
4.95% due 04/15/2018	50,000	52,785
HCP, Inc.
Senior Notes
3.75% due 02/01/2016	65,000	68,853
Host Hotels & Resorts LP
Company Guar. Notes
4.75% due 03/01/2023	2,000	2,050
Host Hotels & Resorts LP
Senior Notes
5.25% due 03/15/2022*	11,000	11,756

Omega Healthcare Investors, Inc.
Company Guar. Notes
5.88% due 03/15/2024*	19,000	20,235
Sabra Health Care LP/Sabra Capital Corp.
Company Guar. Notes
8.13% due 11/01/2018	20,000	21,750

		177,429

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc.
Company Guar. Notes
8.75% due 04/01/2019	40,000	42,500

Real Estate Operations & Development - 0.0%

First Industrial LP
Senior Notes
5.75% due 01/15/2016	30,000	31,425

Recycling - 0.0%

Aleris International, Inc.
Escrow Notes
9.00% due 12/15/2014†(1)(2)	60,000	2

Rental Auto/Equipment - 0.0%

United Rentals North America, Inc.
Company Guar. Notes
8.38% due 09/15/2020	25,000	26,750

Retail-Drug Store - 0.1%

CVS Pass-Through Trust
Pass Through Certs.
5.77% due 01/10/2033*	52,941	60,339
CVS Pass-Through Trust
Pass Through Certs.
5.93% due 01/10/2034*	76,975	89,257

		149,596

Retail-Office Supplies - 0.0%

Office Depot, Inc.
Senior Sec. Notes
9.75% due 03/15/2019*	20,000	18,300

Retail-Restaurants - 0.0%

Dave & Buster’s, Inc.
Company Guar. Notes
11.00% due 06/01/2018	35,000	39,025

Retail-Toy Stores - 0.0%

Toys R Us Property Co. II LLC
Senior Sec. Notes
8.50% due 12/01/2017	28,000	30,310

Savings & Loans/Thrifts - 0.1%

Astoria Financial Corp.
Senior Notes
5.00% due 06/19/2017	102,000	104,458
First Niagara Financial Group, Inc.
Sub. Notes
7.25% due 12/15/2021	106,000	122,647

		227,105

Schools - 0.1%

Northwestern University
Bonds
4.20% due 12/01/2047	94,000	104,866
University of Pennsylvania
Senior Notes
4.67% due 09/01/2112	71,000	82,735

		187,601

Security Services - 0.2%

ADT Corp.
Company Guar. Notes
2.25% due 07/15/2017*	164,000	166,757
ADT Corp.
Company Guar. Notes
3.50% due 07/15/2022*	54,000	56,091
ADT Corp.
Company Guar. Notes
4.88% due 07/15/2042*	56,000	60,914

		283,762

Seismic Data Collection - 0.0%

Geokinetics Holdings USA, Inc.
Senior Sec. Notes
9.75% due 12/15/2014	20,000	7,600

Special Purpose Entity - 0.1%

MassMutual Global Funding II
Senior Sec. Notes
2.00% due 04/05/2017*	215,000	220,356

Steel-Producers - 0.1%

AK Steel Corp.
Company Guar. Notes
7.63% due 05/15/2020	50,000	44,250
Ryerson, Inc.
Senior Sec. Notes
12.00% due 11/01/2015	45,000	45,787

		90,037

Storage/Warehousing - 0.0%

Mobile Mini, Inc.
Company Guar. Notes
7.88% due 12/01/2020	65,000	69,712

Telecom Services - 0.1%

BellSouth Telecommunications, Inc.
Senior Notes
6.38% due 06/01/2028	84,000	100,907
Qwest Corp.
Senior Notes
7.50% due 10/01/2014	55,000	61,569

		162,476

Telephone-Integrated - 0.4%

AT&T, Inc.
Senior Notes
0.88% due 02/13/2015	147,000	148,233
AT&T, Inc.
Senior Notes
6.45% due 06/15/2034	39,000	50,795
BellSouth Corp.
Senior Notes
6.55% due 06/15/2034	35,000	42,584

Century Telephone Enterprise, Inc.
Senior Notes
6.88% due 01/15/2028	50,000	52,561
CenturyLink, Inc.
Senior Notes
7.60% due 09/15/2039	62,000	64,052
CenturyLink, Inc.
Senior Notes
7.65% due 03/15/2042	50,000	52,126
Cincinnati Bell, Inc.
Company Guar. Notes
7.00% due 02/15/2015	15,000	15,150
Frontier Communications Corp.
Senior Notes
8.13% due 10/01/2018	10,000	11,125
Frontier Communications Corp.
Senior Notes
8.25% due 04/15/2017	10,000	11,150
Frontier Communications Corp.
Senior Notes
8.50% due 04/15/2020	25,000	27,875
Frontier Communications Corp.
Senior Notes
9.25% due 07/01/2021	22,000	25,080
Level 3 Financing, Inc.
Company Guar. Notes
7.00% due 06/01/2020*	25,000	24,875
Verizon Communications, Inc.
Senior Notes
6.40% due 02/15/2038	56,000	75,175

		600,781

Television - 0.1%

CBS Corp.
Company Guar. Notes
4.85% due 07/01/2042	75,000	77,909

Transport-Rail - 0.1%

Norfolk Southern Corp.
Senior Notes
6.00% due 05/23/2111	76,000	93,532

Transport-Services - 0.1%

Ryder System, Inc.
Senior Notes
2.50% due 03/01/2018	105,000	106,136

Trucking/Leasing - 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.
Notes
3.13% due 05/11/2015*	98,000	99,594
Penske Truck Leasing Co. LP/PTL Finance Corp.
Notes
3.75% due 05/11/2017*	177,000	179,531
Penske Truck Leasing Co. LP/PTL Finance Corp.
Senior Notes
4.88% due 07/11/2022*	107,000	107,019

		386,144

Wireless Equipment - 0.0%

Motorola, Inc.
Senior Notes
6.63% due 11/15/2037	3,740	4,033

Total U.S. Corporate Bonds & Notes
(cost $16,757,960)		17,568,325

FOREIGN CORPORATE BONDS & NOTES - 2.7%
Banks-Commercial - 0.7%

ANZ National International, Ltd.
Bank Guar. Notes
1.85% due 10/15/2015*	210,000	211,755
Bank of Nova Scotia
Senior Notes
2.55% due 01/12/2017	130,000	137,438
Barclays Bank PLC
Sub. Notes
6.05% due 12/04/2017*	51,000	54,076
National Australia Bank, Ltd.
Senior Notes
1.60% due 08/07/2015	266,000	268,115
Sumitomo Mitsui Banking Corp.
Senior Notes
1.35% due 07/18/2015	250,000	252,515
Westpac Banking Corp. FRS
Jr. Sub. Notes
0.93% due 03/29/2013(5)	180,000	95,400

		1,019,299

Banks-Money Center - 0.1%

Royal Bank of Scotland NV FRS
Sub. Notes
1.17% due 03/09/2015	165,000	147,510

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty, Ltd.
Senior Notes
6.88% due 04/01/2022*	25,000	23,000
Teck Resources, Ltd.
Company Guar. Notes
5.40% due 02/01/2043	73,000	70,701

		93,701

Insurance-Multi-line - 0.0%

Catlin Insurance Co., Ltd. FRS
Jr. Sub. Notes
7.25% due 01/19/2017*(5)	30,000	27,825

Investment Companies - 0.2%

Temasek Financial I, Ltd.
Company Guar. Notes
2.38% due 01/23/2023*	262,000	263,030

Medical-Drugs - 0.4%

GlaxoSmithKline Capital PLC
Company Guar. Notes
0.75% due 05/08/2015	130,000	130,540

Takeda Pharmaceutical Co., Ltd.
Senior Notes
1.03% due 03/17/2015*	217,000	218,019
Takeda Pharmaceutical Co., Ltd.
Senior Notes
1.63% due 03/17/2017*	228,000	229,884

		578,443

Metal-Diversified - 0.1%

Rio Tinto Finance USA PLC
Company Guar. Notes
2.88% due 08/21/2022	99,000	97,420

Oil & Gas Drilling - 0.1%

Transocean, Inc.
Company Guar. Notes
6.80% due 03/15/2038	21,000	26,144
Transocean, Inc.
Company Guar. Notes
7.50% due 04/15/2031	69,000	84,787

		110,931

Oil Companies-Exploration & Production - 0.1%

Anadarko Finance Co.
Company Guar. Notes
7.50% due 05/01/2031	161,000	215,679
EnCana Corp.
Bonds
6.50% due 08/15/2034	25,000	29,452

		245,131

Oil Companies-Integrated - 0.5%

BP Capital Markets PLC
Company Guar. Notes
1.85% due 05/05/2017	120,000	122,812
BP Capital Markets PLC
Company Guar. Notes
2.25% due 11/01/2016	134,000	140,082
BP Capital Markets PLC
Company Guar. Notes
3.13% due 10/01/2015	82,000	87,710
BP Capital Markets PLC
Company Guar. Notes
3.25% due 05/06/2022	55,000	58,586
BP Capital Markets PLC
Company Guar. Notes
4.50% due 10/01/2020	88,000	102,380
Cenovus Energy, Inc.
Senior Notes
4.45% due 09/15/2042	52,000	53,155
Petroleos Mexicanos
Company Guar. Notes
5.50% due 06/27/2044*	63,000	68,670
Shell International Finance BV
Company Guar. Notes
2.38% due 08/21/2022	102,000	103,204
Total Capital International SA
Company Guar. Notes
1.55% due 06/28/2017	91,000	92,465

		829,064

Oil-Field Services - 0.1%

Schlumberger Investment SA
Company Guar. Notes
2.40% due 08/01/2022*	103,000	102,530
Schlumberger Norge AS
Company Guar. Notes
1.25% due 08/01/2017*	99,000	99,113

		201,643

Pipelines - 0.0%

TransCanada PipeLines, Ltd.
Senior Notes
2.50% due 08/01/2022	50,000	50,827

Satellite Telecom - 0.0%

Intelsat Luxembourg SA
Company Guar. Notes
11.50% due 02/04/2017(6)	25,000	26,250

Telecom Services - 0.1%

UPCB Finance III, Ltd.
Senior Sec. Notes
6.63% due 07/01/2020*	25,000	26,438
Wind Acquisition Finance SA
Company Guar. Notes
7.25% due 02/15/2018*	60,000	54,900

		81,338

Telephone-Integrated - 0.1%

Nippon Telegraph & Telephone Corp.
Senior Notes
1.40% due 07/18/2017	148,000	149,633
Virgin Media Finance PLC
Company Guar. Notes
5.25% due 02/15/2022	20,000	20,950

		170,583

Therapeutics - 0.0%

Warner Chilcott Co. LLC
Company Guar. Notes
7.75% due 09/15/2018	25,000	26,938

Transport-Rail - 0.1%

Canadian Pacific Railway, Ltd.
Senior Notes
4.50% due 01/15/2022	99,000	109,317

Total Foreign Corporate Bonds & Notes
(cost $3,964,028)		4,079,250

FOREIGN GOVERNMENT AGENCIES - 0.3%
Regional Authority - 0.2%

Hydro-Quebec
Government Guar. Notes
1.38% due 06/19/2017	99,000	100,416
Province of Alberta, Canada
Notes
1.00% due 06/21/2017*	96,000	96,807

Province of British Columbia, Canada
Senior Notes
2.85% due 06/15/2015	98,000	104,517

		301,740

Sovereign - 0.1%

Government of Canada
Senior Bonds
0.88% due 02/14/2017	130,000	131,456

Total Foreign Government Agencies
(cost $426,797)		433,196

MUNICIPAL BONDS & NOTES - 0.1%

Ohio State University
Revenue Bonds
Series A
4.80% due 06/01/2111	91,000	104,909
Port Authority of New York & New Jersey
Revenue Bonds
4.90% due 10/01/2051	83,000	97,163

Total Municipal Bonds & Notes
(cost $173,091)		202,072

U.S. GOVERNMENT AGENCIES - 12.5%
Federal Home Loan Mtg. Corp. - 5.9%
3.50% due 02/01/2042	273,151	289,178
3.50% due 03/01/2042	147,951	157,559
4.00% due 09/01/2040	140,712	150,655
4.50% due 01/01/2039	32,206	34,670
4.50% due 12/01/2039	1,093,954	1,220,364
5.00% due 10/01/2033	7,675	8,401
5.00% due 07/01/2035	35,597	38,765
5.00% due 01/01/2037	71,053	77,232
5.00% due 03/01/2038	92,007	99,793
5.00% due 09/01/2038	376,100	407,927
5.00% due 07/01/2040	735,653	804,343
5.50% due 01/01/2036	804,162	889,640
5.50% due 08/01/2037	10,860	11,875
5.50% due 09/01/2037	126,805	138,659
5.50% due 10/01/2037	174,208	190,494
5.50% due 01/01/2038	45,795	50,162
5.50% due 04/01/2038	83,130	90,824
5.50% due 07/01/2038	52,121	56,994
5.50% due 01/01/2040	2,172,865	2,394,998
6.00% due 08/01/2036	198,104	218,790
6.00% due 02/01/2039	320,190	351,923
6.00% due 03/01/2040	155,731	171,408
6.00% due 04/01/2040	586,512	644,639
6.50% due 12/01/2028	132,065	151,062
6.50% due 05/01/2036	1,274	1,452
7.00% due 06/01/2032	43,898	51,621
7.50% due 04/01/2031	49,799	60,461
8.00% due 04/01/2030	8,060	9,520
8.00% due 07/01/2030	61	68
8.00% due 12/01/2030	27,958	34,843
Federal Home Loan Mtg. Corp. REMIC
Series 3841, Class PA
5.00% due 12/15/2040	332,462	359,584

		9,167,904

Federal National Mtg. Assoc. - 6.5%
zero coupon due 05/25/2040 STRIPS	530,055	495,744
3.00% due 06/01/2042	89,391	92,803
3.50% due 01/01/2042	294,771	312,682
3.50% due 02/01/2042	198,196	210,239
3.50% due 04/01/2042	195,607	207,500
3.50% due 05/01/2042	369,757	392,238
3.50% due 07/01/2042	145,809	154,674
4.00% due 09/01/2040	199,416	214,047
4.00% due 11/01/2040	425,876	457,123
4.00% due 11/01/2041	1,028,154	1,103,914
4.00% due 01/01/2042	221,091	237,382
4.50% due 10/01/2024	249,924	269,947
4.50% due 01/01/2025	949,761	1,046,180
4.50% due 03/01/2025	315,811	341,112
4.50% due 05/01/2025	289,054	312,212
4.50% due 07/01/2025	381,356	411,908
4.50% due 01/01/2039	64,331	69,615
4.50% due 11/01/2040	54,835	59,510
5.00% due 03/15/2016	74,000	85,650
5.00% due 11/01/2033	10,442	11,498
5.00% due 05/01/2040	100,616	110,389
5.00% due 07/01/2040	1,394,022	1,529,426
5.50% due 03/01/2018	8,996	9,804
5.50% due 11/01/2022	45,572	49,834
5.50% due 12/01/2029	76,180	83,627
5.50% due 05/01/2034	213,996	236,520
5.50% due 03/01/2035	222,468	245,745
5.50% due 06/01/2038	177,785	195,053
5.50% due 06/01/2039	261,344	286,729
6.00% due 05/01/2017	27,112	29,277
6.00% due 12/01/2033	92,084	103,765
6.00% due 10/01/2036	27,211	30,051
6.50% due 02/01/2017	21,066	22,646
6.50% due 08/01/2031	31,407	36,544
6.50% due 07/01/2032	50,100	57,978
6.50% due 07/01/2036	60,357	68,759
7.00% due 09/01/2031	24,882	29,421
7.50% due 06/01/2015	4,710	4,958
Federal National Mtg. Assoc. REMIC
Series 2011-38, Class D
4.50% due 05/25/2041	359,659	395,591

		10,012,095

Government National Mtg. Assoc. - 0.1%
6.00% due 02/15/2029	3,579	4,050
6.00% due 04/15/2029	21,414	24,443
6.00% due 06/15/2029	15,929	18,025
6.50% due 02/15/2029	45,586	53,495

		100,013

Total U.S. Government Agencies
(cost $18,554,874)		19,280,012

U.S. GOVERNMENT TREASURIES - 7.6%
United States Treasury Bonds - 0.9%
2.13% due 02/15/2040 TIPS(9)	70,076	102,673
2.75% due 08/15/2042	200,000	202,688
3.00% due 05/15/2042	201,000	214,662
3.13% due 02/15/2042	707,000	774,055
4.75% due 02/15/2041	28,000	40,267
5.25% due 11/15/2028	13,000	18,492

		1,352,837

United States Treasury Notes - 6.7%
0.25% due 03/31/2014	500,000	500,215
0.38% due 04/15/2015	200,000	200,562

0.50% due 07/31/2017	160,000	159,338
0.63% due 05/31/2017	58,000	58,190
0.63% due 08/31/2017	900,000	901,265
0.88% due 07/31/2019	400,000	396,906
1.00% due 03/31/2017	829,000	846,422
1.13% due 05/31/2019	500,000	505,469
1.25% due 10/31/2015	51,000	52,482
1.38% due 11/30/2015	18,000	18,603
1.50% due 07/31/2016	42,000	43,749
1.63% due 08/15/2022	450,000	452,602
1.75% due 05/15/2022	1,440,000	1,469,249
2.00% due 11/30/2013	150,000	153,328
2.00% due 02/15/2022	900,000	941,344
2.13% due 11/30/2014	136,000	141,695
2.13% due 05/31/2015	134,000	140,742
2.13% due 12/31/2015	576,000	609,840
2.13% due 02/29/2016	500,000	530,664
2.13% due 08/15/2021	440,000	467,534
2.38% due 10/31/2014	115,000	120,256
2.38% due 05/31/2018	361,000	393,857
2.63% due 02/29/2016	77,000	83,064
3.00% due 02/28/2017	25,000	27,756
3.13% due 05/15/2021	499,000	573,187
3.50% due 05/15/2020	250,000	293,809
3.63% due 02/15/2020	20,000	23,655
3.75% due 11/15/2018	200,000	235,438

		10,341,221

Total U.S. Government Treasuries
(cost $11,389,727)		11,694,058

Total Long-Term Investment Securities
(cost $132,143,914)		143,777,395

SHORT-TERM INVESTMENT SECURITIES - 6.2%
Time Deposits - 6.0%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/04/2012	9,117,000	9,117,000

U.S. Government Treasuries - 0.2%

United States Treasury Bills
Disc. Notes
0.08% due 09/27/2012(10)	350,000	349,934

Total Short-Term Investment Securities
(cost $9,466,934)		9,466,934

TOTAL INVESTMENTS
(cost $141,610,848) (11)	99.7%	153,244,329
Other assets less liabilities	0.3	421,670

NET ASSETS	100.0%	$153,665,999

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $4,865,309 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $3,602 representing 0.0% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Income may be received in cash or additional bonds at the discretion of the issuer.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Bond in default
(9)	Principal amount of security is adjusted for inflation.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)

21	Short	S&P 500 E-Mini Index	September 2012	$1,365,200	$1,475,355	$(110,155)
23	Long	U.S. Treasury 10 Year Note	December 2012	3,056,240	3,075,531	19,291

						$(90,864)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$75,547,686	$—	$—	$75,547,686
Exchange Traded Funds	10,903,039	—	—	10,903,039
Preferred Stock	217,306	4	—	217,310
Warrants	—	—	3,600	3,600
Asset Backed Securities	—	3,848,847	—	3,848,847
U.S. Corporate Bonds & Notes	—	17,517,097	51,228	17,568,325
Foreign Corporate Bonds & Notes	—	4,079,250	—	4,079,250
Foreign Government Agencies	—	433,196	—	433,196
Municipal Bonds & Notes	—	202,072	—	202,072
U.S. Government Agencies	—	19,280,012	—	19,280,012
U.S. Government Treasuries	—	11,694,058	—	11,694,058
Short-Term Investment Securities:
Time Deposits	—	9,117,000	—	9,117,000
U.S. Government Treasuries	—	349,934	—	349,934
Other Financial Instruments:†
Open Futures Contracts - Appreciation	19,291	—	—	19,291

Total	$86,687,322	$66,521,470	$54,828	$153,263,620

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$110,155	$—	$—	$110,155

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.6%
Advertising Agencies - 0.2%

Omnicom Group, Inc.#	19,700	$1,011,989

Aerospace/Defense - 0.8%

Boeing Co.	45,900	3,277,260

Aerospace/Defense-Equipment - 0.3%

United Technologies Corp.	15,200	1,213,720

Agricultural Chemicals - 0.9%

Monsanto Co.	43,400	3,780,574

Airlines - 0.1%

United Continental Holdings, Inc.†#	19,700	363,465

Apparel Manufacturers - 1.7%

Coach, Inc.	37,300	2,168,249
Michael Kors Holdings, Ltd.†	21,900	1,181,505
Ralph Lauren Corp.	24,400	3,871,060

		7,220,814

Applications Software - 1.3%

Intuit, Inc.	18,300	1,071,282
Microsoft Corp.	30	925
Red Hat, Inc.†	22,100	1,238,484
Salesforce.com, Inc.†	24,000	3,484,320

		5,795,011

Athletic Footwear - 0.7%

NIKE, Inc., Class B	30,900	3,008,424

Auto/Truck Parts & Equipment-Original - 0.0%

Johnson Controls, Inc.	3,600	97,956

Banks-Fiduciary - 0.5%

Northern Trust Corp.	32,800	1,523,232
State Street Corp.	18,700	777,920

		2,301,152

Banks-Super Regional - 0.7%

US Bancorp	73,400	2,452,294
Wells Fargo & Co.	14,300	486,629

		2,938,923

Beverages-Non-alcoholic - 0.2%

Coca-Cola Co.	1,400	52,360
Monster Beverage Corp.†	15,000	883,950

		936,310

Brewery - 0.1%

Anheuser-Busch InBev NV ADR	5,700	479,826

Broadcast Services/Program - 0.8%

Discovery Communications, Inc., Class C†	66,950	3,468,680

Casino Hotels - 1.0%

Las Vegas Sands Corp.	97,400	4,128,786
Wynn Resorts, Ltd.#	2,100	216,657

		4,345,443

Chemicals-Diversified - 0.0%

Air Products & Chemicals, Inc.	1,000	82,580

Chemicals-Specialty - 0.5%

Ecolab, Inc.	36,700	2,349,901

Coatings/Paint - 1.1%

Sherwin-Williams Co.	33,900	4,850,412

Commercial Services-Finance - 2.8%

Alliance Data Systems Corp.†	2,700	371,655
Mastercard, Inc., Class A	27,400	11,587,460

		11,959,115

Computer Aided Design - 0.4%

Autodesk, Inc.†	61,500	1,909,575

Computer Services - 0.9%

Accenture PLC, Class A	18,500	1,139,600
IHS, Inc., Class A†#	23,200	2,645,728
International Business Machines Corp.	400	77,940

		3,863,268

Computers - 11.0%

Apple, Inc.	70,800	47,098,992

Computers-Memory Devices - 1.2%

EMC Corp.†	201,700	5,302,693

Cruise Lines - 0.9%

Carnival Corp.#	110,600	3,835,608

Data Processing/Management - 0.1%

Fiserv, Inc.†	4,600	328,026

Distribution/Wholesale - 2.4%

Fastenal Co.#	97,600	4,205,584
Fossil, Inc.†	41,800	3,550,910
WW Grainger, Inc.#	12,400	2,553,904

		10,310,398

Diversified Banking Institutions - 0.3%

Citigroup, Inc.	1,700	50,507
Goldman Sachs Group, Inc.	2,300	243,156
JPMorgan Chase & Co.	18,000	668,520
Morgan Stanley	8,700	130,500

		1,092,683

Diversified Manufacturing Operations - 3.4%

3M Co.	12,900	1,194,540
Danaher Corp.	245,680	13,161,078
General Electric Co.	8,100	167,751

		14,523,369

E-Commerce/Products - 5.9%

Amazon.com, Inc.†	73,700	18,294,551
eBay, Inc.†	146,940	6,975,242

		25,269,793

E-Commerce/Services - 3.1%

Expedia, Inc.	900	46,224
Groupon, Inc.†#	57,800	239,870
Liberty Interactive Corp., Class A†	69,900	1,274,976
priceline.com, Inc.†	19,200	11,607,744

		13,168,814

Electric Products-Misc. - 0.0%

AMETEK, Inc.	800	27,448

Electronic Components-Semiconductors - 2.0%

Altera Corp.	22,400	836,192
Broadcom Corp., Class A	159,400	5,663,482
Xilinx, Inc.#	66,930	2,269,596

		8,769,270

Electronic Connectors - 0.1%

Amphenol Corp., Class A	4,200	255,654

Enterprise Software/Service - 0.1%

Oracle Corp.	9,800	310,170

Finance-Credit Card - 2.6%

American Express Co.	83,800	4,885,540
Visa, Inc., Class A	48,100	6,168,825

		11,054,365

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.#	200	2,698
TD Ameritrade Holding Corp.#	51,000	872,610

		875,308

Finance-Other Services - 0.6%

IntercontinentalExchange, Inc.†	19,600	2,679,320

Food-Retail - 0.7%

Whole Foods Market, Inc.	29,500	2,854,125

Hotels/Motels - 1.7%

Marriott International, Inc., Class A#	86,590	3,262,711
Starwood Hotels & Resorts Worldwide, Inc.	71,700	3,952,821

		7,215,532

Industrial Gases - 1.9%

Praxair, Inc.	76,300	8,049,650

Instruments-Controls - 0.8%

Honeywell International, Inc.	55,700	3,255,665

Instruments-Scientific - 0.5%

Thermo Fisher Scientific, Inc.	39,700	2,276,795

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.	21,900	748,323

Insurance-Life/Health - 0.1%

Prudential Financial, Inc.	4,300	234,393

Internet Application Software - 1.0%

Tencent Holdings, Ltd.(2)	144,300	4,424,277

Internet Content-Entertainment - 0.4%

Facebook, Inc., Class A†#	3,300	59,664
Facebook, Inc., Class A†(1)(3)(4)	23,255	398,942
Facebook, Inc., Class B†(1)(3)(4)	68,686	1,178,315

		1,636,921

Internet Content-Information/News - 0.4%

LinkedIn Corp., Class A†	15,400	1,652,420

Investment Management/Advisor Services - 2.9%

Ameriprise Financial, Inc.	17,440	957,630
BlackRock, Inc.	1,600	282,192
Franklin Resources, Inc.#	58,400	6,856,160
Invesco, Ltd.	177,700	4,207,936

		12,303,918

Machinery-Construction & Mining - 0.0%

Caterpillar, Inc.	1,600	136,528

Machinery-General Industrial - 0.3%

Roper Industries, Inc.	13,300	1,367,107

Medical Information Systems - 0.0%

Cerner Corp.†	200	14,628

Medical Instruments - 0.4%

Edwards Lifesciences Corp.†	16,300	1,664,393
Intuitive Surgical, Inc.†	500	245,895

		1,910,288

Medical Products - 1.0%

Baxter International, Inc.	23,200	1,361,376
Covidien PLC	19,000	1,064,950
Henry Schein, Inc.†#	2,300	176,663
Stryker Corp.	33,500	1,784,210

		4,387,199

Medical-Biomedical/Gene - 4.4%

Alexion Pharmaceuticals, Inc.†	39,200	4,202,632
Amgen, Inc.	2,500	209,800
Biogen Idec, Inc.†	42,400	6,215,416
Celgene Corp.†	47,500	3,421,900
Gilead Sciences, Inc.†	65,500	3,778,695
Regeneron Pharmaceuticals, Inc.†#	7,700	1,139,985
Vertex Pharmaceuticals, Inc.†	1,300	69,329

		19,037,757

Medical-Drugs - 0.7%

Allergan, Inc.	33,300	2,868,129

Medical-Generic Drugs - 0.1%

Perrigo Co.#	2,900	318,913

Medical-HMO - 0.6%

UnitedHealth Group, Inc.	45,600	2,476,080

Medical-Wholesale Drug Distribution - 1.6%

Cardinal Health, Inc.	23,400	925,470
McKesson Corp.	67,300	5,862,503

		6,787,973

Metal Processors & Fabrication - 1.4%

Precision Castparts Corp.	37,700	6,072,716

Motorcycle/Motor Scooter - 0.3%

Harley-Davidson, Inc.	35,100	1,472,796

Multimedia - 0.8%

Walt Disney Co.	69,800	3,453,006

Oil Companies-Exploration & Production - 2.7%

Concho Resources, Inc.†	22,400	2,010,176
EOG Resources, Inc.	29,300	3,173,190
EQT Corp.	25,500	1,375,980
Occidental Petroleum Corp.	15,800	1,343,158
Pioneer Natural Resources Co.	21,300	2,073,768
Range Resources Corp.#	26,000	1,694,940

		11,671,212

Oil Field Machinery & Equipment - 0.9%

Cameron International Corp.†	51,100	2,795,681
FMC Technologies, Inc.†	23,000	1,077,320
National Oilwell Varco, Inc.	2,200	173,360

		4,046,361

Oil-Field Services - 1.8%

Halliburton Co.	9,800	321,048
Schlumberger, Ltd.	100,200	7,252,476

		7,573,524

Pharmacy Services - 1.4%

Express Scripts Holding Co.†	97,800	6,124,236

Real Estate Investment Trusts - 2.1%

American Tower Corp.	129,700	9,130,880

Retail-Apparel/Shoe - 1.2%

Limited Brands, Inc.	30,400	1,477,440

PVH Corp.	32,000	3,004,800
Ross Stores, Inc.	11,800	816,442

		5,298,682

Retail-Auto Parts - 0.6%

O’Reilly Automotive, Inc.†#	32,400	2,752,380

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.†#	13,400	900,078

Retail-Building Products - 0.2%

Home Depot, Inc.	15,400	873,950

Retail-Discount - 0.4%

Dollar General Corp.†	20,000	1,021,400
Dollar Tree, Inc.†	15,300	737,001

		1,758,401

Retail-Drug Store - 0.3%

CVS Caremark Corp.	30,100	1,371,055

Retail-Jewelry - 0.0%

Tiffany & Co.	100	6,195

Retail-Restaurants - 3.7%

Chipotle Mexican Grill, Inc.†#	8,500	2,453,440
McDonald’s Corp.	5,900	527,991
Starbucks Corp.	183,000	9,078,630
Tim Hortons, Inc.	800	40,440
Yum! Brands, Inc.	57,600	3,670,272

		15,770,773

Semiconductor Components-Integrated Circuits - 2.1%

QUALCOMM, Inc.	147,920	9,091,163

Telecommunication Equipment - 0.5%

Juniper Networks, Inc.†	116,770	2,036,469

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	3,200	210,496

Transport-Rail - 2.3%

Kansas City Southern	24,100	1,863,653
Union Pacific Corp.	64,700	7,857,168

		9,720,821

Transport-Services - 1.5%

C.H. Robinson Worldwide, Inc.	500	28,305
Expeditors International of Washington, Inc.	5,700	208,677
FedEx Corp.	70,700	6,195,441

		6,432,423

Transport-Truck - 0.1%

J.B. Hunt Transport Services, Inc.	12,000	629,280

Web Hosting/Design - 0.0%

Equinix, Inc.†	900	177,885

Web Portals/ISP - 6.4%

Baidu, Inc. ADR†	64,400	7,176,736
Google, Inc., Class A†	29,600	20,278,664

		27,455,400

Total Common Stock
(cost $294,063,930)		428,143,112

RIGHTS† - 0.0%
E-Commerce/Service - 0.0%
Liberty Ventures
Expires 10/09/2012 (cost $7,486)	1,165	0

Total Long-Term Investment Securities
(cost $294,071,416)		428,143,112

SHORT-TERM INVESTMENT SECURITIES - 5.1%
Registered Investment Companies - 5.1%
State Street Navigator Securities Lending Prime Portfolio (5)	20,437,051	20,437,051
T. Rowe Price Reserve Investment Fund	1,508,385	1,508,385

Total Short-Term Investment Securities
(cost $21,945,436)		21,945,436

TOTAL INVESTMENTS
(cost $316,016,852) (6)	104.7%	450,088,548
Liabilities in excess of other assets	(4.7)	(20,150,850)

NET ASSETS	100.0%	$429,937,698

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Security was valued using fair value procedure at August 31, 2012. The aggregated value of these securities was $4,424,277 representing 1.0% of net assets. Securities are classified as Level 2 based on the valuation inputs. See Note 1 regarding fair value for foreign equity securities.
(3)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $1,577,257 representing 0.4% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2012, the Blue Chip Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Facebook, Inc. Class A
Common Stock	08/12/2011	14,555	$453,346
	12/29/2011	8,700	237,075

		23,255	690,421	$398,942	$17.16	0.09%

Facebook, Inc. Class B
Common Stock	03/31/2011	59,883	1,497,075
	05/19/2011	2,897	72,425
	05/19/2011	5,906	148,063

		68,686	1,717,563	1,178,315	17.16	0.27%

				$1,577,257		0.36%

(5)	At August 31, 2012, the Fund had loaned securities with a total value of $20,070,547. This was secured by collateral of $20,437,051, which was received in cash and subsequently invested in short-term investments currently valued at $20,437,051 as reported in the portfolio of investments.
(6)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$47,098,992	$—	$—	$47,098,992
E-Commerce/Products	25,269,793	—	—	25,269,793
Web Portals/ISP	27,455,400	—	—	27,455,400
Other Industries*	322,317,393	6,001,534	—	328,318,927
Rights	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	21,945,436	—	—	21,945,436

Total	$444,087,014	$6,001,534	$—	$450,088,548

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $4,424,277 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

At the beginning and/or end of the reporting period, Level 3 Investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.1%
Aerospace/Defense - 1.6%

Raytheon Co.	8,860	$500,767

Aerospace/Defense-Equipment - 0.2%

Exelis, Inc.	6,500	65,650

Apparel Manufacturers - 1.1%

Hanesbrands, Inc.†	10,600	343,758

Applications Software - 1.7%

Microsoft Corp.	17,635	543,511

Banks-Fiduciary - 1.1%

State Street Corp.	7,910	329,056

Banks-Super Regional - 7.3%

Capital One Financial Corp.	16,725	945,464
Fifth Third Bancorp	26,800	405,752
PNC Financial Services Group, Inc.	5,925	368,298
Wells Fargo & Co.	15,845	539,206

		2,258,720

Building Products-Wood - 1.2%

Masco Corp.	25,700	363,912

Casino Services - 0.9%

International Game Technology	22,300	274,067

Cellular Telecom - 1.1%

Vodafone Group PLC ADR	11,635	336,484

Commercial Services-Finance - 0.8%

Western Union Co.	13,600	239,496

Computer Services - 1.3%

International Business Machines Corp.	2,100	409,185

Containers-Paper/Plastic - 0.9%

Sonoco Products Co.	8,900	272,251

Cruise Lines - 2.5%

Carnival Corp.	11,800	409,224
Royal Caribbean Cruises, Ltd.	13,100	353,962

		763,186

Diversified Banking Institutions - 3.1%

Bank of America Corp.	30,726	245,501
Citigroup, Inc.	10,010	297,397
JPMorgan Chase & Co.	11,405	423,581

		966,479

Diversified Manufacturing Operations - 5.9%

Eaton Corp.	5,600	250,432
General Electric Co.	17,815	368,949
Illinois Tool Works, Inc.	9,100	539,539
ITT Corp.	2,700	53,730
Pentair, Inc.	9,100	386,750
SPX Corp.	3,600	230,040

		1,829,440

Electric Products-Misc. - 1.9%

Emerson Electric Co.	5,440	275,917
Molex, Inc.	12,500	331,875

		607,792

Electric-Integrated - 2.9%

Dominion Resources, Inc.	3,300	173,184
Entergy Corp.	3,445	234,536
Pinnacle West Capital Corp.	4,600	236,302
Xcel Energy, Inc.	9,100	253,799

		897,821

Electronic Components-Semiconductors - 2.5%

Intel Corp.	8,180	203,109
Microchip Technology, Inc.	6,400	222,400
Texas Instruments, Inc.	11,820	343,253

		768,762

Electronics-Military - 1.0%

L-3 Communications Holdings, Inc.	4,600	323,104

Enterprise Software/Service - 1.3%

CA, Inc.	15,300	398,259

Finance-Consumer Loans - 2.2%

SLM Corp.	43,405	683,629

Finance-Credit Card - 3.1%

American Express Co.	9,955	580,376
Discover Financial Services	10,300	398,919

		979,295

Gas-Distribution - 1.1%

CenterPoint Energy, Inc.	16,400	334,396

Instruments-Controls - 1.5%

Honeywell International, Inc.	7,800	455,910

Insurance Brokers - 1.1%

Willis Group Holdings PLC	8,800	328,416

Insurance-Multi-line - 1.0%

XL Group PLC	13,620	314,894

Insurance-Property/Casualty - 0.7%

Chubb Corp.	2,900	214,281

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	3,900	214,149

Machinery-Pumps - 0.3%

Xylem, Inc.	4,300	104,447

Medical Instruments - 2.1%

Medtronic, Inc.	13,230	537,932
St. Jude Medical, Inc.	3,300	124,608

		662,540

Medical Products - 1.5%

Baxter International, Inc.	8,200	481,176

Medical-Drugs - 4.2%

Johnson & Johnson	7,085	477,742
Pfizer, Inc.	25,541	609,408
Sanofi ADR	5,400	221,130

		1,308,280

Medical-HMO - 5.0%

Cigna Corp.	8,900	407,353
Coventry Health Care, Inc.	6,300	262,269
UnitedHealth Group, Inc.	8,620	468,066
WellPoint, Inc.	7,015	419,988

		1,557,676

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	5,800	229,390

Oil & Gas Drilling - 1.4%

Seadrill, Ltd.	10,300	424,566

Oil Companies-Exploration & Production - 1.6%

Occidental Petroleum Corp.	5,965	507,085

Oil Companies-Integrated - 5.5%

BP PLC ADR	7,035	295,892
Chevron Corp.	1,545	173,287
ConocoPhillips	7,965	452,333
Marathon Oil Corp.	13,065	363,468
Murphy Oil Corp.	3,600	184,788

Phillips 66	5,682	238,644

		1,708,412

Pharmacy Services - 1.2%

Omnicare, Inc.	11,700	378,846

Pipelines - 1.9%

ONEOK, Inc.	3,800	169,214
Spectra Energy Corp.	14,525	410,476

		579,690

Real Estate Investment Trusts - 1.8%

Annaly Capital Management, Inc.	10,200	176,562
Essex Property Trust, Inc.	2,500	379,950

		556,512

Rental Auto/Equipment - 0.7%

Rent-A-Center, Inc.	6,100	215,208

Retail-Discount - 1.1%

Target Corp.	5,400	346,086

Retail-Drug Store - 1.1%

Walgreen Co.	9,800	350,448

Savings & Loans/Thrifts - 2.4%

New York Community Bancorp, Inc.	26,600	352,716
People’s United Financial, Inc.	32,900	393,813

		746,529

Telephone-Integrated - 3.0%

AT&T, Inc.	14,610	535,310
Verizon Communications, Inc.	9,005	386,675

		921,985

Tobacco - 6.5%

Altria Group, Inc.	10,570	358,957
Imperial Tobacco Group PLC ADR	3,000	234,780
Lorillard, Inc.	2,800	351,428
Philip Morris International, Inc.	7,500	669,750
Reynolds American, Inc.	8,500	391,850

		2,006,765

Tools-Hand Held - 2.3%

Stanley Black & Decker, Inc.	10,960	720,949

Toys - 1.1%

Hasbro, Inc.	8,800	330,088

Total Long-Term Investment Securities
(cost $26,426,162)		30,153,348

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Time Deposits - 3.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012 (cost $920,000)	$920,000	920,000

TOTAL INVESTMENTS
(cost $27,346,162) (1)	100.1%	31,073,348
Liabilities in excess of other assets	(0.1)	(34,089)

NET ASSETS	100.0%	$31,039,259

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$2,258,720	$—	$—	$2,258,720
Diversified Manufacturing Operations	1,829,440			1,829,440
Medical-HMO	1,557,676	—	—	1,557,676
Oil Companies-Integrated	1,708,412	—	—	1,708,412
Tobacco	2,006,765	—	—	2,006,765
Other Industries*	20,792,335	—	—	20,792,335
Short-Term Investment Securities:
Time Deposits	—	920,000	—	920,000

Total	$30,153,348	$920,000	$—	$31,073,348

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 6.4%
Diversified Financial Services - 6.4%

Aames Mtg. Investment Trust FRS Series 2005-4, Class M1 0.94% due 10/25/2035	$500,000	$491,550
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	245,000	246,000
Ameriquest Mortgage Securities, Inc. Series 2005-R1, Class M1 0.69% due 03/25/2035	600,000	579,216
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A 2.10% due 03/20/2019*	500,000	499,254
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 0.83% due 12/25/2034	350,440	341,640
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.09% due 08/25/2034	1,112,679	987,406
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	875,000	886,711
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	251,750	269,265
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	108,188
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.89% due 12/10/2049(1)	380,000	443,650
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.81% due 02/25/2034	79,869	72,388
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	244,260
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	434,375	453,959
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	405,000	408,641
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07% due 09/15/2015*	50,000	50,337
Ford Credit Floorplan Master Owner Trust Series 2011-1, Class D 2.96% due 02/15/2016*	640,000	649,360
GSAMP Trust FRS Series 2002-WF, Class A2B 1.34% due 10/20/2032	583,745	533,678
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/2017*	120,000	129,963
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/2016*	95,000	99,208
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	2,000,000	2,299,400
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/2031*	290,476	303,229
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	245,871	253,581
Morgan Stanley Capital I VRS Series 2006-HQ8, Class AM 5.65% due 03/12/2044(1)	1,800,000	1,950,221
Sierra Receivables Funding Co LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	171,825	172,338
Triton Container Finance LLC Series 2012-1A, Class A 4.21% due 05/14/2027*	243,750	251,539
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	656,774	681,462
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,090,626
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(1)	1,000,000	1,114,290
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	385,768	396,169

Total Asset Backed Securities
(cost $15,625,323)		16,007,529

U.S. CORPORATE BONDS & NOTES - 15.8%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022#	149,000	155,087
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	371,000	388,963

		544,050

Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019#	169,000	189,985
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	157,000	205,070

		395,055

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co. Senior Notes 7.40% due 11/01/2046	220,000	260,700

Banks-Commercial - 0.9%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	335,000	358,620
City National Bank Sub. Notes 5.38% due 07/15/2022#	80,000	83,877
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	615,000	630,158
KeyBank NA Sub. Notes 7.41% due 10/15/2027	46,000	51,011
Union Bank NA Senior Notes 2.13% due 06/16/2017	542,000	551,621
Zions Bancorp. Senior Notes 4.50% due 03/27/2017#	542,000	566,596

		2,241,883

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	289,000	292,945
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.47% due 06/15/2037	509,000	363,593

		656,538

Banks-Money Center - 0.1%

Chase Capital III FRS Ltd. Guar. Notes 1.02% due 03/01/2027	103,000	77,266
Comerica Bank Sub. Notes 5.20% due 08/22/2017#	141,000	159,107

		236,373

Banks-Super Regional - 1.1%

Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	112,000	114,605
Capital One Financial Corp. FRS Senior Notes 1.61% due 07/15/2014	127,000	127,908
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	413,000	422,991
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	171,000	204,004
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/2016#	170,000	193,426
JPMorgan Chase Bank NA Sub. Notes
6.00% due 10/01/2017	318,000	374,391
PNC Preferred Funding Trust I FRS Bonds 2.12% due 03/15/2017*(2)	200,000	161,934
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	30,000	31,231
US Bancorp Senior Notes 1.65% due 05/15/2017	329,000	336,421
Wachovia Corp. Senior Notes 5.75% due 02/01/2018#	241,000	289,302
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018#(2)	165,000	186,863
Wells Fargo Bank NA FRS Sub. Notes 0.65% due 05/16/2016#	290,000	279,234

		2,722,310

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022#	347,000	352,410

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035#	104,000	122,789
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	158,000	161,216
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	155,000	205,768
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	266,000	264,371

		754,144

Chemicals-Specialty - 0.4%

Cabot Corp. Senior Notes 3.70% due 07/15/2022	173,000	177,135
Eastman Chemical Co. Senior Notes 4.80% due 09/01/2042	112,000	122,533
Eastman Chemical Co. Senior Notes 7.25% due 01/15/2024	272,000	356,657

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	157,000	219,443

		875,768

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 1.25% due 02/06/2017#	125,000	126,912
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	310,000	421,064

		547,976

Diversified Banking Institutions - 1.6%

Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	148,000	157,969
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	260,000	290,705
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	44,000	48,931
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	396,000	418,532
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017#	169,000	181,809
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/2033	397,000	403,057
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022#	319,000	352,004
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	316,000	359,299
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	208,235
JPMorgan Chase & Co. Senior Notes 2.00% due 08/15/2017	365,000	367,815
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(2)	160,000	178,982
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.43% due 05/15/2077#	73,000	51,270
Morgan Stanley Senior Notes 5.50% due 07/28/2021#	576,000	590,539
Morgan Stanley Senior Notes 6.63% due 04/01/2018	244,000	269,460

		3,878,607

Diversified Financial Services - 0.7%

Associates Corp. of North America
Senior Notes
6.95% due 11/01/2018#	350,000	413,411
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038#	499,000	605,805
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	628,000	815,422

		1,834,638

Diversified Manufacturing Operations - 0.4%

General Electric Co. Senior Notes 5.25% due 12/06/2017	195,000	231,390
Harsco Corp. Senior Notes 2.70% due 10/15/2015	57,000	57,265
Illinois Tool Works, Inc. Senior Notes 3.90% due 09/01/2042	382,000	389,624
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	330,792

		1,009,071

Electric-Generation - 0.2%

Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	373,000	401,433

Electric-Integrated - 1.5%

CenterPoint Energy Houston Electric LLC Bonds 3.55% due 08/01/2042	190,000	190,801
Cleco Power LLC Senior Notes 6.00% due 12/01/2040	182,000	216,612
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041#	195,000	231,006
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	385,035
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	217,000	217,702
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.20% due 03/15/2042	189,000	200,020
Entergy Louisiana LLC 1st Mtg. Notes 1.88% due 12/15/2014	227,000	233,123

Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*#	717,000	745,366
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*#	359,000	388,223
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	185,000	205,620
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	120,389
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	181,000	201,896
Northern States Power Co. 1st Mtg. Notes 2.15% due 08/15/2022	184,000	183,802
Northern States Power Co. 1st Mtg. Notes 3.40% due 08/15/2042#	190,000	187,637

		3,707,232

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020#	166,000	178,865

Electronic Components-Semiconductors - 0.1%

National Semiconductor Corp. Senior Notes 6.60% due 06/15/2017	211,000	263,318

Finance-Auto Loans - 0.2%

Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	519,000	525,723

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	121,000	124,545

Finance-Credit Card - 0.0%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/2036	105,000	106,050

Finance-Investment Banker/Broker - 0.3%

Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	165,000	186,722
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	21,916
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	87,000	9
Lehman Brothers Holdings, Inc.
Escrow Notes
7.50% due 05/11/2038†	112,000	11
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	176,000	189,669
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	60,000	72,602
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/2021*	148,000	152,704

		623,633

Finance-Leasing Companies - 0.1%

Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016#	199,000	208,925
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	83,000	90,586

		299,511

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/2015	150,000	151,798

Food-Misc./Diversified - 0.1%

Unilever Capital Corp. Company Guar. Notes 0.85% due 08/02/2017	349,000	345,571

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes 7.60% due 02/01/2024	192,000	237,589

Gas-Transportation - 0.1%

Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	267,000	273,191

Insurance-Life/Health - 0.3%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/2014	139,000	145,178
Primerica, Inc. Senior Notes 4.75% due 07/15/2022#	243,000	256,864
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	207,000	227,291

Unum Group Senior Notes 5.75% due 08/15/2042	191,000	196,630

		825,963

Insurance-Multi-line - 0.3%

Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/2018#	246,000	280,116
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	190,000	192,886
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*#	293,000	299,571

		772,573

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	150,000	157,877
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	461,521

		619,398

Insurance-Property/Casualty - 0.1%

Markel Corp. Senior Notes 4.90% due 07/01/2022	225,000	240,131

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc. Senior Notes 1.50% due 06/26/2017#	340,000	346,572

Medical Products - 0.2%

Baxter International, Inc. Senior Notes 1.85% due 01/15/2017	74,000	76,721
Baxter International, Inc. Senior Notes 3.65% due 08/15/2042#	114,000	116,365
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	234,000	322,758

		515,844

Medical-Drugs - 0.4%

Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022#	365,000	356,237
Bristol-Myers Squibb Co. Senior Notes 3.25% due 08/01/2042	190,000	181,335
Johnson & Johnson Notes 5.55% due 08/15/2017	280,000	342,093

		879,665

Medical-HMO - 0.1%

Cigna Corp. Senior Notes 5.38% due 02/15/2042	223,000	252,548
Cigna Corp. Senior Notes 6.15% due 11/15/2036	80,000	96,691

		349,239

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021#	300,000	294,290

Multimedia - 0.4%
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	155,000	180,839
News America, Inc. Company Guar. Notes 8.45% due 08/01/2034	173,000	240,366
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	228,872
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	223,000	241,898

		891,975

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022#	295,000	310,627

Oil Companies-Exploration & Production - 0.3%

Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	204,000	212,242
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	468,000	564,068

		776,310

Oil Companies-Integrated - 0.0%

Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	43,000	52,459

Paper & Related Products - 0.3%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*#	379,000	445,476
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	256,000	276,495

		721,971

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	338,000	344,512

Pipelines - 0.3%

Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	330,000	374,491
Enterprise Products Operating LLC Company Guar. Notes 1.25% due 08/13/2015	172,000	173,226
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	267,000	262,745

		810,462

Real Estate Investment Trusts - 0.1%

Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	150,000	158,354
HCP, Inc. Senior Notes 3.75% due 02/01/2016#	160,000	169,485

		327,839

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	163,636	186,502
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	158,883	184,237

		370,739

Savings & Loans/Thrifts - 0.2%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	340,000	348,193
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021#	218,000	252,236

		600,429

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/2047	225,000	251,010
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	209,750

		460,760

Security Services - 0.4%

ADT Corp. Company Guar. Notes 2.25% due 07/15/2017*	567,000	576,530
ADT Corp. Company Guar. Notes 3.50% due 07/15/2022*	181,000	188,009
ADT Corp. Company Guar. Notes 4.88% due 07/15/2042*#	187,000	203,410

		967,949

Special Purpose Entity - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	535,000	548,328

Telecom Services - 0.2%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	130,000	156,166
Qwest Corp. Senior Notes 7.50% due 10/01/2014*	250,000	279,859

		436,025

Telephone-Integrated - 0.5%

AT&T, Inc. Senior Notes 0.88% due 02/13/2015#	225,000	226,887
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	107,000	139,360
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	94,000	114,369
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	155,000	162,938
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	158,000	163,230
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042#	140,000	145,952
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	125,000	167,802

		1,120,538

Television - 0.1%

CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	223,000	231,649

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023*	95,000	97,060
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	21,000	26,297
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	242,445

		365,802

Transport-Services - 0.2%

Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	383,000	387,143

Trucking/Leasing - 0.5%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	291,000	295,734
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*#	525,000	532,506
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	356,000	356,062

		1,184,302

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/2037	9,930	10,707

Total U.S. Corporate Bonds & Notes
(cost $37,375,522)		39,312,183

FOREIGN CORPORATE BONDS & NOTES - 4.4%
Banks-Commercial - 1.0%

ANZ National International, Ltd. Bank Guar. Notes 1.85% due 10/15/2015*	354,000	356,958
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017#	277,000	292,850
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	128,000	135,719
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	503,000	506,999
National Bank of Canada Bank Guar. Notes 1.50% due 06/26/2015	279,000	284,071
Sumitomo Mitsui Banking Corp. Senior Notes 1.35% due 07/18/2015	524,000	529,272
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 03/29/2013(2)	580,000	307,400

		2,413,269

Banks-Money Center - 0.1%

Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/2015	350,000	312,900

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	214,000	219,357

Diversified Minerals - 0.1%

Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043#	265,000	256,653

Investment Companies - 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*#	377,000	378,482

Medical-Drugs - 0.6%

GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/2015	387,000	388,608
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.03% due 03/17/2015*	386,000	387,813
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	744,000	750,147

		1,526,568

Metal-Diversified - 0.1%

Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022	360,000	354,256

Oil & Gas Drilling - 0.1%

Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038#	75,000	93,373
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	157,000	192,920

		286,293

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031#	357,000	478,245

EnCana Corp. Bonds 6.50% due 08/15/2034	50,000	58,905

		537,150

Oil Companies-Integrated - 1.2%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	364,000	385,869
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	356,000	364,343
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016#	350,000	365,887
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	271,000	289,869
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022#	163,000	173,627
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020#	230,000	267,584
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042#	190,000	194,218
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*#	254,000	276,860
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022#	371,000	375,380
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	306,000	310,927

		3,004,564

Oil-Field Services - 0.3%
Schlumberger Investment SA Company Guar. Notes 2.40% due 08/01/2022*	377,000	375,281
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	361,000	361,410

		736,691

Pipelines - 0.1%
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	183,000	186,028

Telephone-Integrated - 0.2%
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	458,000	463,054

Transport-Rail - 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	207,000	228,572

Total Foreign Corporate Bonds & Notes
(cost $10,568,538)		10,903,837

FOREIGN GOVERNMENT AGENCIES - 0.5%
Regional Authority - 0.4%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	398,000	403,691
Province of Alberta, Canada Notes 1.00% due 06/21/2017*	323,000	325,717
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/2015	272,000	290,088

		1,019,496

Sovereign - 0.1%
Government of Canada Senior Notes 0.88% due 02/14/2017	288,000	291,225

Total Foreign Government Agencies
(cost $1,291,401)		1,310,721

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	277,837
Port Authority of New York & New Jersey Revenue Bonds 4.90% due 10/01/2051	216,000	252,858

Total Municipal Bonds & Notes
(cost $454,594)		530,695

U.S. GOVERNMENT AGENCIES - 36.5%
Federal Home Loan Bank - 0.1%
5.50% due 07/15/2036	250,000	350,190

Federal Home Loan Mtg. Corp. - 11.5%
1.00% due 07/30/2014	1,000,000	1,013,303
3.50% due 11/01/2041	1,803,010	1,908,800
3.50% due 02/01/2042	1,433,622	1,521,547
3.50% due 03/01/2042	444,827	473,715
3.50% due 04/01/2042	2,276,211	2,409,766
3.50% due 06/01/2042	2,991,727	3,175,212
4.00% due 09/01/2040	282,172	302,111
4.00% due 04/01/2042	2,584,708	2,777,441
4.50% due 01/01/2039	125,246	134,827
4.50% due 06/01/2040	1,772,112	1,969,132
4.50% due 06/01/2041	2,277,454	2,465,893
5.00% due 10/01/2033	6,836	7,483
5.00% due 07/01/2035	111,877	121,833
5.00% due 05/01/2036	697,200	757,833
5.00% due 11/01/2036	75,340	81,892
5.00% due 03/01/2038	287,768	312,120
5.00% due 06/01/2039	1,211,723	1,341,146
5.00% due 07/01/2040	1,471,306	1,608,685
5.50% due 11/01/2018	147,506	161,672
5.50% due 02/01/2035	549,931	604,261
5.50% due 07/01/2036	604,460	662,100
5.50% due 07/01/2037	97,372	106,475
5.50% due 09/01/2037	27,230	29,775
5.50% due 10/01/2037	29,627	32,397
5.50% due 01/01/2038	343,462	376,214
5.50% due 04/01/2038	189,157	206,662
5.50% due 07/01/2038	115,683	126,498
6.00% due 10/01/2033	355,515	398,304

6.00% due 07/01/2036	263,347	289,859
6.00% due 11/01/2037	161,000	176,957
6.00% due 01/01/2038	418,929	460,448
6.00% due 03/01/2040	5,318	5,853
6.50% due 02/01/2035	20,495	23,472
6.50% due 01/01/2036	43,572	49,733
6.50% due 03/01/2036	123,761	141,071
6.75% due 09/15/2029	500,000	772,834
6.75% due 03/15/2031	250,000	394,713
7.00% due 11/01/2016	14,007	14,924
7.00% due 07/01/2032	17,935	21,091
7.50% due 04/01/2031	54,681	66,388
8.00% due 01/01/2029	6,965	7,896
8.00% due 12/01/2029	5,185	5,898
8.00% due 12/01/2030	31,941	34,758
8.00% due 01/01/2031	222	277
Federal Home Loan Mtg. Corp. REMIC
Series 3980, Class LC
3.50% due 01/15/2042	676,232	683,458
Series 3841, Class PA
5.00% due 12/15/2040	415,577	449,480

		28,686,207

Federal National Mtg. Assoc. - 24.1%
zero coupon due 05/25/2040 STRIPS	612,780	573,113
3.00% due 03/01/2042	583,817	606,099
3.00% due 06/01/2042	508,536	527,945
3.50% due 10/01/2041	1,135,971	1,212,093
3.50% due 12/01/2041	958,530	1,025,159
3.50% due 05/01/2042	842,497	893,720
3.50% due 07/01/2042	1,010,745	1,072,199
4.00% due 07/01/2040	294,959	322,223
4.00% due 08/01/2040	86,674	93,034
4.00% due 09/01/2040	1,328,950	1,426,457
4.00% due 10/01/2040	398,985	428,259
4.00% due 12/01/2040	920,712	1,000,613
4.00% due 03/01/2041	456,075	489,538
4.00% due 10/01/2041	2,756,467	2,959,576
4.00% due 11/01/2041	3,067,362	3,293,379
4.00% due 01/01/2042	282,997	303,849
4.38% due 07/17/2013	2,000,000	2,071,602
4.50% due 11/01/2022	637,840	690,833
4.50% due 01/01/2039	238,648	258,249
4.50% due 05/01/2040	3,252,560	3,612,194
4.50% due 08/01/2040	1,280,604	1,389,784
4.50% due 09/01/2040	1,444,288	1,567,424
4.50% due 11/01/2040	704,272	764,317
4.50% due 12/01/2040	1,360,153	1,476,116
4.50% due 05/01/2041	2,585,181	2,810,433
5.00% due 03/15/2016	1,140,000	1,319,479
5.00% due 05/11/2017	500,000	601,265
5.00% due 10/01/2033	19,337	21,294
5.00% due 03/01/2034	225,558	247,890
5.00% due 01/01/2037	127,680	139,444
5.00% due 05/01/2039	2,028,987	2,272,352
5.00% due 05/01/2040	350,573	384,625
5.00% due 07/01/2040	958,108	1,051,171
5.50% due 11/01/2022	92,020	100,627
5.50% due 12/01/2029	438,247	481,089
5.50% due 04/01/2033	293,650	324,926
5.50% due 12/01/2033	257,413	284,508
5.50% due 05/01/2034	197,398	218,175
5.50% due 03/01/2035	305,894	337,900
5.50% due 12/01/2035	306,201	337,857
5.50% due 12/01/2036	1,132,482	1,249,560
5.50% due 03/01/2037	238,148	261,280
5.50% due 07/01/2037	2,855,649	3,133,024
5.50% due 06/01/2038	2,534,202	2,780,355
5.50% due 06/01/2039	595,727	653,591
6.00% due 03/01/2016	617	659
6.00% due 12/01/2016	16,800	17,932
6.00% due 11/01/2017	46,578	50,297
6.00% due 12/01/2020	133,288	142,269
6.00% due 12/01/2033	208,991	235,504
6.00% due 10/01/2036	27,281	30,128
6.00% due 12/01/2036	3,325,718	3,672,786
6.00% due 05/01/2038	1,413,925	1,560,257
6.00% due 10/01/2039	4,612,197	5,093,519
6.50% due 03/01/2017	28,587	31,129
6.50% due 08/01/2031	18,255	21,241
6.50% due 07/01/2032	132,951	153,855
6.50% due 07/01/2036	97,637	111,229
6.50% due 09/01/2037	281,279	319,616
6.50% due 10/01/2037	488,970	556,570
6.50% due 10/01/2038	185,958	210,664
6.50% due 02/01/2039	148,427	168,045
7.00% due 09/01/2031	104,358	123,397
7.50% due 08/01/2015	217	231
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/2041	449,574	494,488

		60,062,436

Government National Mtg. Assoc. - 0.8%
5.00% due 04/15/2040	1,527,332	1,720,181
6.00% due 04/15/2029	14,676	16,752
6.50% due 07/15/2032	60,145	71,445
6.50% due 09/15/2032	80,160	95,220

		1,903,598

Total U.S. Government Agencies
(cost $88,044,689)		91,002,431

U.S. GOVERNMENT TREASURIES - 31.1%
United States Treasury Bonds - 4.3%
2.00% due 11/15/2021	300,000	314,603
2.75% due 08/15/2042	500,000	506,719
3.00% due 05/15/2042	564,000	602,334
3.13% due 11/15/2041	809,000	886,614
3.13% due 02/15/2042	1,322,000	1,447,384
3.50% due 02/15/2039#	238,000	280,542

3.88% due 08/15/2040	54,000	67,762
4.25% due 05/15/2039	267,000	354,901
4.38% due 02/15/2038	483,000	651,673
4.38% due 11/15/2039	934,000	1,266,592
4.38% due 05/15/2041#	557,000	757,607
4.50% due 05/15/2038	120,000	165,037
4.50% due 08/15/2039	972,000	1,342,119
4.75% due 02/15/2037	587,000	831,706
4.75% due 02/15/2041#	162,000	232,976
5.00% due 05/15/2037	159,000	233,109
5.25% due 11/15/2028	404,000	574,690
8.13% due 08/15/2019	92,000	136,577

		10,652,945

United States Treasury Notes - 26.8%
0.13% due 09/30/2013	9,000	8,993
0.25% due 04/30/2014	455,000	455,178
0.38% due 04/15/2015	540,000	541,518
0.50% due 07/31/2017#	3,562,000	3,547,250
0.63% due 05/31/2017	132,000	132,433
0.63% due 08/31/2017	2,000,000	2,002,812
0.75% due 06/15/2014#	3,210,000	3,239,843
0.88% due 02/28/2017#	4,000,000	4,064,688
0.88% due 07/31/2019	1,000,000	992,266
1.00% due 10/31/2016	2,819,000	2,881,548
1.00% due 03/31/2017	7,312,000	7,465,669
1.25% due 09/30/2015	8,000	8,229
1.25% due 10/31/2015	2,222,000	2,286,576
1.38% due 11/30/2015	53,000	54,776
1.38% due 02/28/2019	6,400,000	6,590,003
1.50% due 12/31/2013	475,000	483,090
1.50% due 06/30/2016	128,000	133,280
1.63% due 08/15/2022	1,184,000	1,190,845
1.75% due 07/31/2015	95,000	98,986
1.75% due 05/15/2022	3,640,000	3,713,936
2.00% due 11/30/2013	477,000	487,584
2.00% due 02/15/2022	4,944,000	5,171,117
2.13% due 05/31/2015	395,000	414,873
2.13% due 12/31/2015	150,000	158,813
2.38% due 08/31/2014	4,960,000	5,170,413
2.38% due 10/31/2014	487,000	509,257
2.63% due 02/29/2016#	322,000	347,358
2.75% due 05/31/2017#	681,000	750,803
3.00% due 02/28/2017	556,000	617,290
3.13% due 05/15/2019	11,000	12,574
3.13% due 05/15/2021	835,000	959,141
3.38% due 07/31/2013	393,000	404,329
3.50% due 05/15/2020	310,000	364,323
3.63% due 08/15/2019	52,000	61,307
3.63% due 02/15/2020	2,101,000	2,484,924
3.75% due 11/15/2018	355,000	417,902
3.88% due 05/15/2018	5,459,000	6,418,589
4.00% due 08/15/2018	1,403,000	1,668,365
4.25% due 08/15/2015	538,000	600,080

		66,910,961

Total U.S. Government Treasuries
(cost $73,546,969)		77,563,906

PREFERRED STOCK - 0.1%
Banks-Super Regional - 0.1%

US Bancorp FRS Series A 3.50%	437	373,635

Finance-Investment Banker/Broker - 0.0%
Lehman Brothers Holdings Capital Trust VII
Escrow Security
0.00%†	78,000	8

Total Preferred Stock
(cost $304,527)		373,643

Total Long-Term Investment Securities
(cost $227,211,563)		237,004,945

SHORT-TERM INVESTMENT SECURITIES - 6.8%
Registered Investment Companies - 2.9%

State Street Navigator Securities Lending Prime Portfolio(3)	7,310,648	7,310,648

Time Deposits - 3.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012	9,569,000	9,569,000

Total Short-Term Investment Securities
(cost $16,879,648)		16,879,648

TOTAL INVESTMENTS
(cost $244,091,211) (4)	101.8%	253,884,593
Liabilities in excess of other assets	(1.8)	(4,536,172)

NET ASSETS	100.0%	$249,348,421

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $14,322,141 representing 5.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	At August 31, 2012, the Fund had loaned securities with a total value of $7,543,070. This was secured by collateral of $7,310,648, which was received in cash and subsequently invested in short-term investments currently valued at $7,310,648 as reported in the portfolio of investments. Additional collateral of $354,809 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.79% to 20.31%	06/15/2031 to 01/15/2042	$9,875
Federal National Mortgage Assoc.	1.75% to 52.46%	03/01/2013 to 06/01/2048	332,151
Government National Mortgage Assoc.	0.39% to 10.35%	11/16/2026 to 10/20/2041	12,783

(4)	See Note 5 for cost of investments on a tax basis.
REMIC - Real Estate Mortgage Investment Conduit
STRIPS - Separate Trading of Registered Interest and Principal Securities
FRS - Floating Rate Security
VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$16,007,529	$—	$16,007,529
U.S. Corporate Bonds & Notes	—	39,312,183	—	39,312,183
Foreign Corporate Bonds & Notes	—	10,903,837	—	10,903,837
Foreign Government Agencies	—	1,310,721	—	1,310,721
Municipal Bonds & Notes	—	530,695	—	530,695
U.S. Government Agencies	—	91,002,431	—	91,002,431
U.S. Government Treasuries	—	77,563,906	—	77,563,906
Preferred Stock	373,635	8	—	373,643
Short-Term Investment Securities:
Registered Investment Companies	7,310,648	—	—	7,310,648
Time Deposits	—	9,569,000	—	9,569,000

Total	$7,684,283	$246,200,310	$—	$253,884,593

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.5%
Aerospace/Defense - 1.8%

Boeing Co.	21,700	$1,549,380
Northrop Grumman Corp.	9,295	621,743
Raytheon Co.	30,650	1,732,338

		3,903,461

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	6,100	1,262,761

Agricultural Operations - 0.5%

Archer-Daniels-Midland Co.	40,625	1,086,719

Airlines - 1.2%

Delta Air Lines, Inc.†	273,335	2,364,348
United Continental Holdings, Inc.†	19,500	359,775

		2,724,123

Applications Software - 2.8%

Microsoft Corp.	202,855	6,251,991

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.#	24,055	224,674

Banks-Super Regional - 3.0%

US Bancorp	119,481	3,991,860
Wells Fargo & Co.	76,465	2,602,104

		6,593,964

Beverages-Non-alcoholic - 1.7%

Coca-Cola Co.	76,900	2,876,060
PepsiCo, Inc.	12,375	896,321

		3,772,381

Cable/Satellite TV - 2.4%

Comcast Corp., Class A	72,400	2,427,572
Comcast Corp., Special Class A	24,565	807,452
DISH Network Corp., Class A	11,850	379,081
Time Warner Cable, Inc.#	20,140	1,788,835

		5,402,940

Chemicals-Diversified - 1.1%

E.I. du Pont de Nemours & Co.#	22,955	1,142,011
PPG Industries, Inc.	10,850	1,193,717

		2,335,728

Coal - 0.3%

Peabody Energy Corp.	31,716	686,017

Commercial Services-Finance - 1.7%

Moody’s Corp.#	26,525	1,050,390
Western Union Co.#	154,490	2,720,569

		3,770,959

Computer Services - 1.7%

International Business Machines Corp.	19,700	3,838,545

Computers - 4.2%

Apple, Inc.	11,950	7,949,618
Hewlett-Packard Co.#	81,950	1,383,316

		9,332,934

Computers-Memory Devices - 0.7%

Western Digital Corp.†	36,100	1,509,702

Consumer Products-Misc. - 0.4%

Kimberly-Clark Corp.	9,980	834,328

Containers-Paper/Plastic - 0.7%

Packaging Corp. of America	24,855	795,857
Rock-Tenn Co., Class A	12,500	834,625

		1,630,482

Cosmetics & Toiletries - 0.3%

Procter & Gamble Co.	8,535	573,467

Diversified Banking Institutions - 6.4%

Citigroup, Inc.	180,714	5,369,013
Goldman Sachs Group, Inc.#	19,700	2,082,684
JPMorgan Chase & Co.	181,254	6,731,773

		14,183,470

Diversified Manufacturing Operations - 3.2%

3M Co.	31,350	2,903,010
General Electric Co.	144,690	2,996,530
Ingersoll-Rand PLC	25,700	1,201,732

		7,101,272

E-Commerce/Services - 0.9%

Expedia, Inc.	30,830	1,583,429
IAC/InterActiveCorp.	7,850	406,944

		1,990,373

Electric-Integrated - 1.3%

Dominion Resources, Inc.#	25,425	1,334,304
Southern Co.	32,010	1,451,013

		2,785,317

Electronic Components-Semiconductors - 1.0%

LSI Corp.†#	204,345	1,591,847
Micron Technology, Inc.†	95,585	593,583

		2,185,430

Electronic Measurement Instruments - 0.8%

Agilent Technologies, Inc.	47,700	1,772,532

Electronic Security Devices - 1.5%

Tyco International, Ltd.	59,905	3,377,444

Engineering/R&D Services - 1.2%

Fluor Corp.	22,400	1,153,600
Jacobs Engineering Group, Inc.†#	35,735	1,412,962
KBR, Inc.	4,443	120,361

		2,686,923

Engines-Internal Combustion - 0.6%

Cummins, Inc.	14,850	1,442,084

Enterprise Software/Service - 1.2%

CA, Inc.#	60,250	1,568,307
Oracle Corp.	32,240	1,020,396

		2,588,703

Finance-Credit Card - 0.8%

Discover Financial Services	45,900	1,777,707

Finance-Other Services - 0.2%

NASDAQ OMX Group, Inc.	16,575	379,070

Food-Meat Products - 0.1%

Smithfield Foods, Inc.†#	13,300	256,956

Food-Misc./Diversified - 0.6%

Unilever NV	36,120	1,256,254

Food-Retail - 0.4%

Kroger Co.	40,485	902,006

Funeral Services & Related Items - 0.4%

Service Corp. International#	61,400	800,656

Independent Power Producers - 0.3%

NRG Energy, Inc.	27,700	591,118

Instruments-Controls - 0.5%

Honeywell International, Inc.	17,785	1,039,533

Insurance-Life/Health - 1.6%

Aflac, Inc.	16,470	760,584
Lincoln National Corp.#	30,997	719,750
Prudential Financial, Inc.	19,225	1,047,955
Unum Group	53,925	1,052,077

		3,580,366

Insurance-Multi-line - 2.7%

ACE, Ltd.	13,065	963,282
Hartford Financial Services Group, Inc.#	80,929	1,451,057
MetLife, Inc.	102,205	3,488,257

		5,902,596

Insurance-Property/Casualty - 2.2%

Chubb Corp.	22,700	1,677,303
Travelers Cos., Inc.#	50,825	3,290,410

		4,967,713

Medical Instruments - 0.8%

Medtronic, Inc.	44,644	1,815,225

Medical Products - 1.1%

Baxter International, Inc.	15,970	937,120
Zimmer Holdings, Inc.	24,700	1,525,966

		2,463,086

Medical-Biomedical/Gene - 0.2%

Amgen, Inc.	4,535	380,577

Medical-Drugs - 9.1%

Abbott Laboratories	38,550	2,526,567
Eli Lilly & Co.	44,680	2,006,579
Forest Laboratories, Inc.†	44,400	1,540,236
Johnson & Johnson#	36,345	2,450,743
Merck & Co., Inc.	122,374	5,268,201
Pfizer, Inc.	270,922	6,464,199

		20,256,525

Medical-HMO - 1.8%

Aetna, Inc.	30,506	1,171,735
Humana, Inc.	13,450	942,576
UnitedHealth Group, Inc.	35,550	1,930,365

		4,044,676

Medical-Hospitals - 0.4%

HCA Holdings, Inc.	28,950	826,523

Medical-Wholesale Drug Distribution - 0.7%

McKesson Corp.	17,800	1,550,558

Metal-Aluminum - 0.9%

Alcoa, Inc.#	230,140	1,969,998

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	12,461	449,967

Multimedia - 2.2%

News Corp., Class A	85,950	2,010,370
Time Warner, Inc.#	30,161	1,253,190
Viacom, Inc., Class B	17,460	873,175
Walt Disney Co.	14,990	741,555

		4,878,290

Networking Products - 0.7%

Cisco Systems, Inc.	81,500	1,555,020

Oil & Gas Drilling - 1.0%

Ensco PLC, Class A	13,469	772,716
Noble Corp.	38,992	1,487,155

		2,259,871

Oil Companies-Exploration & Production - 1.1%

Apache Corp.	12,400	1,063,300
Devon Energy Corp.	23,360	1,350,909

		2,414,209

Oil Companies-Integrated - 9.3%

Chevron Corp.	41,270	4,628,843
Exxon Mobil Corp.	86,210	7,526,133
Hess Corp.	15,885	802,669
Marathon Oil Corp.	96,284	2,678,621
Marathon Petroleum Corp.	40,850	2,113,988
Suncor Energy, Inc.#	91,680	2,867,750

		20,618,004

Oil-Field Services - 1.6%

Halliburton Co.	39,245	1,285,666
Oceaneering International, Inc.	29,400	1,574,076
Weatherford International, Ltd.†	57,618	677,588

		3,537,330

Paper & Related Products - 0.8%

International Paper Co.	48,400	1,672,704

Pharmacy Services - 1.3%

Express Scripts Holding Co.†	45,050	2,821,031

Retail-Apparel/Shoe - 0.7%

Gap, Inc.	42,270	1,514,111

Retail-Discount - 1.9%

Wal-Mart Stores, Inc.	58,700	4,261,620

Retail-Drug Store - 1.0%

CVS Caremark Corp.	43,300	1,972,315
Walgreen Co.	8,535	305,212

		2,277,527

Retail-Major Department Stores - 0.9%

J.C. Penney Co., Inc.#	15,720	409,978
Nordstrom, Inc.#	28,700	1,659,721

		2,069,699

Retail-Regional Department Stores - 0.4%

Macy’s, Inc.	23,040	928,742

Schools - 0.4%

Apollo Group, Inc., Class A†#	30,650	822,953

Semiconductor Components-Integrated Circuits - 0.2%

Marvell Technology Group, Ltd.	49,988	508,878

Semiconductor Equipment - 0.9%

KLA-Tencor Corp.#	39,406	2,021,922

Steel-Producers - 0.3%

Nucor Corp.#	19,715	742,270

Telecom Equipment-Fiber Optics - 0.7%

Corning, Inc.#	137,860	1,652,941

Telephone-Integrated - 2.1%

AT&T, Inc.	26,130	957,403
Verizon Communications, Inc.	86,125	3,698,208

		4,655,611

Tobacco - 0.7%

Philip Morris International, Inc.	16,850	1,504,705

Vitamins & Nutrition Products - 0.7%

Herbalife, Ltd.#	31,550	1,526,705

Web Portals/ISP - 2.3%

Google, Inc., Class A†	7,350	5,035,411

Total Long-Term Investment Securities
(cost $201,203,587)		220,339,388

SHORT-TERM INVESTMENT SECURITIES - 14.4%
Registered Investment Companies - 14.4%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $31,938,714)	31,938,714	31,938,714

REPURCHASE AGREEMENT - 0.3%

State Street Bank & Trust Co. bearing interest at 0.01% dated 07/31/2012 to be repurchased 08/01/2012 in the amount of $764,001 and collateralized by $585,000 of United States Treasury Notes, bearing interest at 4.50% due 02/15/2036 and having approximate value of $790,072 (cost $764,000)	$764,000	764,000

TOTAL INVESTMENTS
(cost $233,906,301) (2)	114.2%	253,042,102
Liabilities in excess of other assets	(14.2)	(31,511,971)

NET ASSETS	100.0%	$221,530,131

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2012, the Fund had loaned securities with a total value of $31,407,074. This was secured by collateral of $31,938,714, which was received in cash and subsequently invested in short-term investments currently valued at $31,938,714 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$14,183,470	$—	$—	$14,183,470
Medical - Drugs	20,256,525	—	—	20,256,525
Oil Companies - Integrated	20,618,004	—	—	20,618,004
Other Industries*	165,281,389	—	—	165,281,389
Short-Term Investment Securities:
Registered Investment Companies	31,938,714	—	—	31,938,714
Repurchase Agreement	—	764,000	—	764,000

Total	$252,278,102	$764,000	$—	$253,042,102

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares /Principal Amount	Value (Note 1)
COMMON STOCK - 95.2%
Aerospace/Defense - 6.7%

General Dynamics Corp.	92,638	$6,068,715
Lockheed Martin Corp.	52,279	4,764,708
Northrop Grumman Corp.	102,528	6,858,098
Raytheon Co.	148,326	8,383,386
Rockwell Collins, Inc.	8,600	420,282

		26,495,189

Aerospace/Defense-Equipment - 0.9%

United Technologies Corp.	43,100	3,441,535

Apparel Manufacturers - 0.8%

VF Corp.	20,400	3,114,672

Applications Software - 2.1%

Microsoft Corp.	267,496	8,244,227

Auto/Truck Parts & Equipment-Original - 1.3%

Autoliv, Inc.	72,741	4,312,814
Johnson Controls, Inc.	33,300	906,093

		5,218,907

Banks-Commercial - 2.0%

Bank of Nova Scotia	43,300	2,295,131
M&T Bank Corp.	6,000	521,400
National Bank of Canada	35,800	2,687,860
Toronto-Dominion Bank	30,600	2,503,255

		8,007,646

Banks-Super Regional - 2.7%

US Bancorp	109,700	3,665,077
Wells Fargo & Co.	202,000	6,874,060

		10,539,137

Beverages-Non-alcoholic - 2.0%

Coca-Cola Co.	82,000	3,066,800
Dr Pepper Snapple Group, Inc.	109,361	4,900,466

		7,967,266

Beverages-Wine/Spirits - 0.7%

Diageo PLC (1)	105,535	2,887,021

Cable/Satellite TV - 1.4%

Comcast Corp., Special Class A	98,100	3,224,547
Time Warner Cable, Inc.	23,600	2,096,152

		5,320,699

Cellular Telecom - 0.3%

Vodafone Group PLC ADR	36,000	1,041,120

Chemicals-Diversified - 2.4%

Dow Chemical Co.	42,300	1,239,813
E.I. du Pont de Nemours & Co.	153,978	7,660,406
Olin Corp.	31,100	666,473

		9,566,692

Coal - 0.1%

CONSOL Energy, Inc.	5,400	163,080
Peabody Energy Corp.	4,100	88,683

		251,763

Commercial Services-Finance - 1.3%

Automatic Data Processing, Inc.	11,100	644,688
H&R Block, Inc.	265,390	4,394,858

		5,039,546

Computer Services - 1.2%

International Business Machines Corp.	23,800	4,637,430

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	23,200	1,939,520

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	9,800	313,796

Cosmetics & Toiletries - 2.7%

Avon Products, Inc.	218,315	3,372,967
Procter & Gamble Co.	106,746	7,172,264

		10,545,231

Diversified Banking Institutions - 1.5%

Bank of America Corp.	7,919	63,273
JPMorgan Chase & Co.	162,400	6,031,536

		6,094,809

Diversified Manufacturing Operations - 2.9%

3M Co.	22,300	2,064,980
General Electric Co.	444,283	9,201,101

		11,266,081

Diversified Minerals - 1.1%

BHP Billiton, Ltd. (1)	127,418	4,188,741

Electric-Integrated - 4.1%

American Electric Power Co., Inc.	26,500	1,139,235
Consolidated Edison, Inc.	9,400	569,828
Dominion Resources, Inc.	44,000	2,309,120
Duke Energy Corp.	16,666	1,079,623
Edison International	23,100	1,011,549
FirstEnergy Corp.	31,600	1,380,920
NextEra Energy, Inc.	32,900	2,214,499
Northeast Utilities	25,800	971,886
PPL Corp.	21,900	642,327
Public Service Enterprise Group, Inc.	50,900	1,611,494
Southern Co.	51,200	2,320,896
Wisconsin Energy Corp.	26,700	1,013,532

		16,264,909

Electric-Transmission - 0.1%

ITC Holdings Corp.	7,500	539,850

Electronic Components-Semiconductors - 1.7%

Intel Corp.	276,179	6,857,525

Finance-Credit Card - 0.7%

American Express Co.	46,800	2,728,440

Food-Misc./Diversified - 3.5%

General Mills, Inc.	48,000	1,887,840
H.J. Heinz Co.	25,900	1,443,148
Kraft Foods, Inc., Class A	191,457	7,951,209
Unilever NV	75,000	2,608,500

		13,890,697

Gas-Distribution - 0.3%

Sempra Energy	15,700	1,039,340

Gold Mining - 0.2%

Barrick Gold Corp.	23,900	921,571

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	9,800	706,188

Industrial Gases - 0.4%

Praxair, Inc.	15,700	1,656,350

Instruments-Controls - 0.5%

Honeywell International, Inc.	32,500	1,899,625

Insurance-Life/Health - 0.5%

Prudential Financial, Inc.	35,029	1,909,431

Insurance-Multi-line - 0.4%

ACE, Ltd.	23,000	1,695,790

Insurance-Property/Casualty - 1.5%

Chubb Corp.	33,700	2,490,093
Travelers Cos., Inc.	50,100	3,243,474

		5,733,567

Machinery-Construction & Mining - 1.0%

Caterpillar, Inc.	45,500	3,882,515

Machinery-Farming - 1.0%

Deere & Co.	50,900	3,823,099

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	14,500	876,815

Medical-Drugs - 10.1%

Abbott Laboratories	25,429	1,666,617
Bristol-Myers Squibb Co.	191,753	6,329,766
Eli Lilly & Co.	106,718	4,792,705
Johnson & Johnson	115,800	7,808,394
Merck & Co., Inc.	210,758	9,073,132
Pfizer, Inc.	418,572	9,987,128

		39,657,742

Metal-Copper - 1.3%

Southern Copper Corp.	156,040	5,077,542

Metal-Diversified - 0.3%

Rio Tinto, Ltd. (1)	22,548	1,155,537

Multimedia - 0.3%

Walt Disney Co.	21,800	1,078,446

Non-Ferrous Metals - 0.1%

Cameco Corp.	9,700	211,368

Oil Companies-Exploration & Production - 0.8%

EQT Corp.	22,400	1,208,704
Occidental Petroleum Corp.	23,900	2,031,739

		3,240,443

Oil Companies-Integrated - 5.4%

Chevron Corp.	68,600	7,694,176
ConocoPhillips	21,700	1,232,343
Exxon Mobil Corp.	60,700	5,299,110
Marathon Oil Corp.	44,900	1,249,118
Marathon Petroleum Corp.	23,050	1,192,838
Phillips 66	14,050	590,100
Royal Dutch Shell PLC, Class A (1)	20,600	721,258
Total SA ADR	68,400	3,410,424

		21,389,367

Oil-Field Services - 0.3%

Schlumberger, Ltd.	17,500	1,266,650

Paper & Related Products - 0.4%

MeadWestvaco Corp.	49,600	1,426,496

Pipelines - 1.2%

Enbridge, Inc.	82,600	3,252,048
Kinder Morgan, Inc.	13,100	468,587
Spectra Energy Corp.	36,300	1,025,838

		4,746,473

Printing-Commercial - 1.1%

R.R. Donnelley & Sons Co.	398,800	4,378,824

Real Estate Investment Trusts - 0.3%

American Tower Corp.	200	14,080
Weyerhaeuser Co.	39,668	988,130

		1,002,210

Retail-Apparel/Shoe - 0.8%

Limited Brands, Inc.	64,300	3,124,980

Retail-Building Products - 1.2%

Home Depot, Inc.	82,700	4,693,225

Retail-Discount - 0.4%

Wal-Mart Stores, Inc.	21,400	1,553,640

Retail-Restaurants - 0.9%

McDonald’s Corp.	40,700	3,642,243

Semiconductor Equipment - 2.1%

Applied Materials, Inc.	329,824	3,855,642
KLA-Tencor Corp.	86,454	4,435,955

		8,291,597

Telecom Services - 0.2%

BCE, Inc.	19,400	863,106

Telecommunication Equipment - 1.3%

Harris Corp.	107,968	5,077,735

Telephone-Integrated - 5.6%

AT&T, Inc.	262,487	9,617,523
CenturyLink, Inc.	86,646	3,661,660
Verizon Communications, Inc.	203,504	8,738,462

		22,017,645

Tobacco - 7.2%

Altria Group, Inc.	190,497	6,469,278
Lorillard, Inc.	53,833	6,756,580
Philip Morris International, Inc.	112,327	10,030,801
Reynolds American, Inc.	106,408	4,905,409

		28,162,068

Toys - 0.3%

Mattel, Inc.	38,800	1,363,432

Transport-Rail - 1.2%

Canadian National Railway Co.	32,200	2,947,588
Union Pacific Corp.	15,300	1,858,032

		4,805,620

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	24,400	1,800,964

Vitamins & Nutrition Products - 0.5%

Mead Johnson Nutrition Co.	28,300	2,075,239

Water - 0.4%

American Water Works Co., Inc.	42,900	1,581,723

Total Long-Term Investment Securities
(cost $320,905,400)		374,231,055

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Time Deposits - 2.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012 (cost $11,001,000)	$11,001,000	11,001,000

REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $3,910,000) (2)	3,910,000	3,910,000

TOTAL INVESTMENTS
(cost $335,816,400) (3)	99.0%	389,142,055
Other assets less liabilities	1.0	3,937,807

NET ASSETS	100.0%	$393,079,862

(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $8,952,557 representing 2.28% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$26,495,189	$—	$—	$26,495,189
Medical-Drugs	39,657,742	—	—	39,657,742
Oil Companies-Integrated	20,668,109	721,258	—	21,389,367
Telephone-Integrated	22,017,645	—	—	22,017,645
Tobacco	28,162,068	—	—	28,162,068
Other Industries*	228,277,745	8,231,299	—	236,509,044
Short-Term Investment Securities:
Time Deposits	—	11,001,000	—	11,001,000
Repurchase Agreement	—	3,910,000	—	3,910,000

Total	$365,278,498	$23,863,557	$—	$389,142,055

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $8,952,557 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 86.8%
Bermuda - 1.7%

Digital China Holdings, Ltd.(1)	1,205,000	$1,943,716
Jardine Matheson Holdings, Ltd.(1)	92,000	4,956,460
Skyworth Digital Holdings, Ltd.(1)	5,414,000	2,222,361

		9,122,537

Brazil - 5.4%

BRF - Brasil Foods SA ADR#	337,500	5,437,125
Cia de Saneamento Basico do Estado de Sao Paulo	170,000	7,185,576
Cia de Saneamento de Minas Gerais-COPASA	93,200	2,226,809
M Dias Branco SA	71,300	2,212,868
MRV Engenharia e Participacoes SA	513,400	2,979,384
Obrascon Huarte Lain Brasil SA	176,300	1,706,633
Telefonica Brasil SA ADR	116,100	2,481,057
Tim Participacoes SA ADR	223,400	4,358,534

		28,587,986

Canada - 0.8%

Pacific Rubiales Energy Corp.	177,700	4,344,479

Cayman Islands - 2.9%

China Shanshui Cement Group, Ltd.(1)	4,150,000	2,175,483
Dongyue Group(1)	3,865,000	1,841,632
Hengan International Group Co., Ltd.(1)	691,000	6,940,332
NetEase, Inc. ADR†	81,800	4,259,326

		15,216,773

China - 12.1%

Bank of China, Ltd.(1)	13,768,000	5,019,388
China Construction Bank Corp.(1)	17,076,000	11,261,961
China Minsheng Banking Corp., Ltd.(1)	6,815,000	5,579,788
China Shenhua Energy Co., Ltd.(1)	1,707,500	6,244,178
Dongfeng Motor Group Co., Ltd.(1)	3,400,000	4,429,623
Great Wall Motor Co., Ltd.(1)	1,853,000	4,206,558
Guangzhou R&F Properties Co., Ltd.(1)	1,578,800	1,838,465
Industrial & Commercial Bank of China, Ltd.(1)	19,283,000	10,526,861
PetroChina Co., Ltd.(1)	7,074,000	8,533,971
Ping An Insurance Group Co.(1)	970,000	7,029,597

		64,670,390

Cyprus - 0.4%

Globaltrans Investment PLC GDR	114,700	2,156,360

Hong Kong - 5.9%

China Mobile, Ltd.(1)	423,500	4,530,421
China Mobile, Ltd. ADR	45,600	2,448,264
CNOOC, Ltd.(1)	5,662,000	10,800,412
Guangdong Investment, Ltd.(1)	4,972,000	3,685,329
Lenovo Group, Ltd.(1)	7,064,000	5,762,091
SJM Holdings, Ltd.(1)	2,066,000	4,394,682

		31,621,199

India - 5.0%

Bajaj Auto, Ltd.(1)	89,800	2,609,297
Housing Development Finance Corp.(1)	602,803	7,932,669
Infosys, Ltd. ADR#	172,200	7,323,666
Oil & Natural Gas Corp., Ltd.(1)	521,400	2,603,807
Tata Motors, Ltd. ADR	297,300	6,278,976

		26,748,415

Ireland - 0.9%

Dragon Oil PLC#(1)	532,400	4,979,949

Kazakhstan - 0.7%

KazMunaiGas Exploration Production GDR	191,904	3,454,272

Luxembourg - 0.4%

Kernel Holding SA†(1)	107,690	2,202,797

Malaysia - 0.8%

UMW Holdings Bhd(1)	1,316,400	4,298,775

Mexico - 0.9%

Compartamos SAB de CV#	1,865,700	1,900,488
Grupo Financiero Banorte SAB de CV, Class O#	605,400	3,082,066

		4,982,554

Panama - 0.4%

Copa Holdings SA, Class A	27,100	2,103,773

Poland - 1.0%

KGHM Polska Miedz SA(1)	141,331	5,531,632

Russia - 7.3%

Lukoil OAO ADR	171,040	9,718,493
MMC Norilsk Nickel OJSC ADR	368,073	5,388,589
Mobile Telesystems OJSC ADR	390,600	7,190,946
Sberbank of Russia ADR	836,181	9,649,529
Tatneft ADR (LSE)†(1)	111,966	4,259,848
Tatneft ADR (OTC)†	64,100	2,446,697

		38,654,102

South Africa - 8.6%

AVI, Ltd.(1)	524,900	3,620,403
Clicks Group, Ltd.(1)	425,000	2,904,346
Exxaro Resources, Ltd.(1)	246,705	4,383,878
Imperial Holdings, Ltd.(1)	258,300	6,267,044
Kumba Iron Ore, Ltd.(1)	67,484	3,856,706
MTN Group, Ltd.(1)	533,600	9,955,511
Sasol, Ltd.(1)	187,200	8,084,383
Tiger Brands, Ltd.(1)	197,174	6,488,809

		45,561,080

South Korea - 13.4%

BS Financial Group, Inc.(1)	315,840	3,299,191
Hyundai Motor Co.(1)	54,521	11,611,919
Kangwon Land, Inc.(1)	177,700	3,638,003
Kia Motors Corp.(1)	103,530	6,790,254
KT&G Corp.(1)	52,682	3,991,762
Samsung Electronics Co., Ltd.(1)	24,268	26,507,415
Samsung Heavy Industries Co., Ltd.(1)	155,820	5,137,882
SK Hynix, Inc.†(1)	138,030	2,595,194
SK Innovation Co., Ltd.(1)	22,600	3,280,562
Woori Finance Holdings Co., Ltd.(1)	491,000	4,698,572

		71,550,754

Taiwan - 8.2%

Chicony Electronics Co., Ltd.(1)	1,409,670	2,982,639
Compal Electronics, Inc.(1)	2,846,000	2,502,662

Hon Hai Precision Industry Co., Ltd.(1)	590,700	1,682,711
Hon Hai Precision Industry Co., Ltd. GDR (LSE)(1)	798,756	4,586,181
Hon Hai Precision Industry Co., Ltd. GDR(OTC)	520,080	2,995,661
Lite-On Technology Corp.(1)	2,142,660	2,604,263
Radiant Opto-Electronics Corp.(1)	819,880	3,539,261
Realtek Semiconductor Corp.(1)	1,125,140	2,130,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,210,400	17,792,880
Wistron Corp.(1)	2,762,250	3,100,675

		43,916,933

Thailand - 4.0%

Charoen Pokphand Foods PCL	5,479,100	5,551,665
Krung Thai Bank PCL	6,824,000	3,615,076
PTT PCL	697,500	7,345,620
Thai Union Frozen Products PCL	1,151,500	2,737,729
Thanachart Capital PCL	2,038,100	2,195,177

		21,445,267

Turkey - 4.7%

Arcelik AS(1)	625,405	3,458,107
Koza Altin Isletmeleri AS(1)	163,700	3,221,571
Turkiye Garanti Bankasi AS(1)	1,484,400	6,363,481
Turkiye Halk Bankasi AS(1)	452,000	4,074,102
Turkiye Is Bankasi, Class C(1)	1,855,800	5,650,468
Turkiye Sise ve Cam Fabrikalari AS(1)	1,386,283	2,034,357

		24,802,086

United Kingdom - 1.3%

Old Mutual PLC(1)	1,641,500	4,372,583
Standard Chartered PLC(1)	122,000	2,698,524

		7,071,107

Total Common Stock
(cost $458,468,671)		463,023,220

PREFERRED STOCK - 9.1%
Brazil - 9.1%

Banco do Estado do Rio Grande do Sul SA, Class B	263,700	2,149,975
Cia de Bebidas das Americas ADR	272,900	10,263,769
Cia Energetica de Minas Gerais ADR	394,750	6,710,750
Itau Unibanco Holding SA ADR	669,200	10,580,052
Petroleo Brasileiro SA ADR	271,600	5,589,528
Vale SA ADR	824,000	13,282,880

Total Preferred Stock
(cost $55,355,953)		48,576,954

RIGHTS - 0.0%
Thailand - 0.0%

Krung Thai Bank Public Co., Ltd. (Expires 10/09/12)†
(cost $0)	1,706,000	217,776

Total Long-Term Investment Securities
(cost $513,824,624)		511,817,950

SHORT-TERM INVESTMENT SECURITIES - 4.6%
Registered Investment Companies - 2.3%

State Street Navigator Securities Lending Prime Portfolio (2)	12,106,811	12,106,811

Time Deposits - 2.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012	$12,189,000	12,189,000

Total Short-Term Investment Securities
(cost $24,295,811)		24,295,811

TOTAL INVESTMENTS -
(cost $538,120,435)(3)	100.5%	536,113,761
Liabilities in excess of other assets	(0.5)	(2,634,997)

NET ASSETS -	100.0%	$533,478,764

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $320,455,502 representing 60.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At August 31, 2012, the Fund had loaned securities with a total value of $11,678,787. This was secured by collateral of $12,106,811, which was received in cash and subsequently invested in short-term investments currently valued at $12,106,811 as reported in the portfolio of investments.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

LSE - London Stock Exchange

OTC - Over The Counter US

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)

113	Long	MSCI Emerging Markets Index	September 2012	$5,366,207	$5,352,245	$(13,962)

Industry Allocation*

Banks-Commercial	15.5%
Oil Companies-Integrated	7.9
Auto-Cars/Light Trucks	6.3
Electronic Components-Semiconductors	5.5
Cellular Telecom	5.4
Oil Companies-Exploration & Production	4.1
Semiconductor Components-Integrated Circuits	3.7
Metal-Iron	3.2
Diversified Operations	2.8
Water	2.5
Electronic Components-Misc.	2.4
Time Deposits	2.3
Registered Investment Companies	2.3
Food-Misc./Diversified	2.2
Computers	2.2
Metal-Diversified	2.0
Coal	2.0
Brewery	1.9
Chemicals-Diversified	1.9
Casino Hotels	1.5
Diversified Financial Services	1.5
Finance-Mortgage Loan/Banker	1.5
Computer Services	1.3
Insurance-Multi-line	1.3
Female Health Care Products	1.3
Electric-Integrated	1.3
Computers-Periphery Equipment	1.0
Food-Meat Products	1.0
Shipbuilding	0.9
Investment Management/Advisor Services	0.8
Auto/Truck Parts & Equipment-Original	0.8
Internet Content-Entertainment	0.8
Tobacco	0.7
Appliances	0.6
Oil Refining & Marketing	0.6
Gold Mining	0.6
Building-Residential/Commercial	0.6
Retail-Misc./Diversified	0.6
Food-Canned	0.5
Motorcycle/Motor Scooter	0.5
Telephone-Integrated	0.5
Audio/Video Products	0.4
Food-Flour & Grain	0.4
Agricultural Operations	0.4
Building Products-Cement	0.4
Transport-Rail	0.4
Banks-Super Regional	0.4
Airlines	0.4
Housewares	0.4
Distribution/Wholesale	0.4
Real Estate Operations & Development	0.3
Public Thoroughfares	0.3

100.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 -Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Brazil	$28,587,986	$—	$—	$28,587,986
China	—	64,670,390	—	64,670,390
Hong Kong	2,448,264	29,172,935	—	31,621,199
India	13,602,642	13,145,773	—	26,748,415
Russia	34,394,254	4,259,848	—	38,654,102
South Africa	—	45,561,080	—	45,561,080
South Korea	—	71,550,754	—	71,550,754
Taiwan	20,788,541	23,128,392	—	43,916,933
Other Countries*	42,746,031	68,966,330	—	111,712,361
Preferred Stock	48,576,954	—	—	48,576,954
Rights	217,776	—	—	217,776
Short-Term Investment Securities:
Registered Investment Companies	12,106,811	—	—	12,106,811
Time Deposits	—	12,189,000	—	12,189,000

Total	$203,469,259	$332,644,502	$—	$536,113,761

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$13,962	$—	$—	$13,962

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of as of the end of the reporting period. Securities held at the beginning of the period currently valued at $272,634,449 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

	Shares/ Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK - 97.3%
Australia - 0.4%

Billabong International, Ltd.#(1)	2,479,670	$3,473,171

Austria - 0.4%

Telekom Austria AG(1)	361,686	2,883,824

Belgium - 0.6%

KBC Groep NV(1)	239,734	5,210,255

Bermuda - 0.3%

First Pacific Co./Hong Kong(1)	2,330,000	2,509,531

Canada - 1.6%

Suncor Energy, Inc.	190,800	5,963,528
Talisman Energy, Inc.	534,640	7,430,452

		13,393,980

Cayman Islands - 0.9%

Kingboard Chemical Holdings, Ltd.(1)	1,995,000	4,369,147
Trina Solar, Ltd. ADR†#	636,710	2,871,562

		7,240,709

China - 1.1%

China Telecom Corp., Ltd.(1)	11,947,823	6,640,614
Shanghai Electric Group Co., Ltd.(1)	5,540,000	2,237,564

		8,878,178

Denmark - 0.2%

Vestas Wind Systems A/S†#(1)	251,200	1,744,379

France - 14.4%

AXA SA(1)	996,452	14,365,885
BNP Paribas SA(1)	420,550	18,186,887
Carrefour SA(1)	382,660	8,007,639
France Telecom SA(1)	732,465	10,111,925
GDF Suez(1)	172,090	4,228,196
Ipsen SA(1)	88,550	2,117,153
Sanofi(1)	341,550	27,896,314
Societe Generale SA†(1)	412,383	10,860,853
Total SA(1)	279,300	13,917,610
Vivendi SA(1)	417,982	8,179,645

		117,872,107

Germany - 5.8%

Deutsche Lufthansa AG(1)	431,830	5,318,682
E.ON AG(1)	445,220	10,221,126
Kloeckner & Co., SE†(1)	211,880	1,922,276
Merck KGaA(1)	81,150	9,276,737
Muenchener Rueckversicherungs AG(1)	77,140	11,419,972
Siemens AG(1)	99,875	9,469,770

		47,628,563

Hong Kong - 0.9%

China Mobile, Ltd.(1)	701,500	7,504,346

India - 1.2%

Reliance Industries, Ltd. GDR (LSE)*(1)	94,320	2,575,357
Reliance Industries, Ltd. GDR (OTC)*	272,250	7,446,037

		10,021,394

Ireland - 0.8%

CRH PLC(1)	352,760	6,220,405

Italy - 1.3%

UniCredit SpA†(1)	2,772,333	10,920,458

Japan - 4.7%

ITOCHU Corp.(1)	639,000	6,515,112
Mazda Motor Corp.†#(1)	2,066,000	2,506,863
NKSJ Holdings, Inc.(1)	418,999	7,593,910
Toyota Motor Corp.(1)	320,900	12,761,067
Trend Micro, Inc.(1)	309,900	8,645,832

		38,022,784

Jersey - 0.7%

Informa PLC(1)	943,060	6,079,501

Netherlands - 10.7%

Aegon NV(1)	2,326,133	11,895,585
Akzo Nobel NV(1)	177,000	10,181,919
ING Groep NV CVA†(1)	4,778,774	36,368,401
Koninklijke Philips Electronics NV(1)	562,120	12,905,177
Randstad Holding NV(1)	236,610	7,682,444
Reed Elsevier NV(1)	654,324	8,531,417

		87,564,943

Norway - 5.1%

Statoil ASA#(1)	746,520	19,163,786
Telenor ASA(1)	1,244,458	22,737,862

		41,901,648

Russia - 1.2%

Gazprom OAO ADR(LSE)†(1)	253,600	2,444,828
Gazprom OAO ADR(OTC)†	767,400	7,473,709

		9,918,537

Singapore - 2.5%

Flextronics International, Ltd.†	1,326,280	8,925,864
Singapore Telecommunications, Ltd.(1)	4,103,999	11,169,354

		20,095,218

South Korea - 6.2%

KB Financial Group, Inc.(1)	506,733	16,494,265
KIWOOM Securities Co., Ltd.(1)	89,050	4,781,176
Korea Investment Holdings Co., Ltd.(1)	129,250	4,367,520
POSCO(1)	30,835	10,060,134
Samsung Electronics Co., Ltd.(1)	13,759	15,028,660

		50,731,755

Spain - 1.2%

Telefonica SA(1)	790,935	9,986,705
Telefonica SA ADR#	859	10,789

		9,997,494

Sweden - 0.9%

Getinge AB, Class B(1)	56,974	1,695,371
Telefonaktiebolaget LM Ericsson, Class B(1)	637,260	5,941,482

		7,636,853

Switzerland - 11.5%

Basilea Pharmaceutica†#(1)	33,210	1,710,802
Credit Suisse Group AG#(1)	1,163,478	22,388,807
Lonza Group AG(1)	86,480	3,998,674

Noble Corp	169,310	6,457,483
Novartis AG(1)	166,100	9,782,409
Roche Holding AG(1)	102,700	18,684,625
Swiss Re AG(1)	294,940	18,469,313
UBS AG(ZSE)† (1)	667,479	7,453,898
UBS AG(NYSE)†	441,010	4,917,262

		93,863,273

Taiwan - 2.4%

Compal Electronics, Inc.(1)	11,335,528	9,968,026
Siliconware Precision Industries Co.(1)	8,689,000	9,696,339

		19,664,365

United Kingdom - 20.3%

Aviva PLC(1)	3,554,658	18,425,812
BAE Systems PLC(1)	1,818,520	9,177,265
BP PLC(1)	1,687,372	11,800,956
BP PLC ADR	180	7,571
Carillion PLC#(1)	1,538,340	6,766,847
G4S PLC(1)	2,215,310	8,887,084
GlaxoSmithKline PLC(1)	797,981	18,043,359
Hays PLC(1)	6,300,480	6,861,307
Kingfisher PLC(1)	2,660,645	11,649,303
Lloyds Banking Group PLC†(1)	14,357,580	7,560,492
Man Group PLC, Class B(1)	2,046,847	2,316,819
Marks & Spencer Group PLC(1)	1,280,880	7,280,770
Premier Foods PLC†#(1)	1,975,131	1,833,462
Rexam PLC(1)	816,270	5,483,207
Royal Dutch Shell PLC, Class A(1)	167,235	5,841,681
Royal Dutch Shell PLC, Class B(1)	268,205	9,677,961
SIG PLC(1)	4,032,874	6,266,451
TESCO PLC(1)	3,688,800	19,719,906
Vodafone Group PLC(1)	2,846,087	8,204,837

		165,805,090

Total Common Stock
(cost $911,902,511)		796,782,761

PREFERRED STOCK - 1.0%
Brazil - 1.0%

Petroleo Brasileiro SA ADR	147,700	3,039,666
Vale SA ADR	315,774	5,090,277

Total Preferred Stock
(cost $7,868,777)		8,129,943

Total Long-Term Investment Securities
(cost $919,771,288)		804,912,704

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Registered Investment Companies - 1.4%

State Street Navigator Securities Lending Prime Portfolio(3)	11,377,357	11,377,357
U.S. Government Agencies - 1.5%

Federal Home Loan Bank
Disc. Notes
0.00% due 09/04/2012	$12,000,000	11,999,999

Total Short-Term Investment Securities
(cost $23,377,356)		23,377,356

TOTAL INVESTMENTS -
(cost $943,148,644)(2)	101.2%	828,290,060

Liabilities in excess of other assets	(1.2)	(9,453,659)

NET ASSETS -	100.0%	$818,836,401

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $10,021,394 representing 1.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $745,278,504 representing 91.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At August 31, 2012, the Fund had loaned securities with a total value of $10,754,379. This was secured by collateral of $11,377,357, which was received in cash and subsequently invested in short-term investments currently valued at $11,377,357 as reported in the portfolio of investments.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depository Receipt

LSE - London Stock Exchange

NYSE - New York Stock Exchange

OTC - Over The Counter US

SE - Societas Europaea

ZSE - Zurich Stock Exchange

Industry Allocation*

Medical-Drugs	10.5%
Diversified Banking Institutions	9.9
Oil Companies-Integrated	8.5
Insurance-Life/Health	6.7
Telecom Services	6.0
Insurance-Reinsurance	3.7
Food-Retail	3.4
Insurance-Multi-line	3.3
Telephone-Integrated	2.8
Electronic Components-Misc.	2.7
Oil Companies-Exploration & Production	2.1
Diversified Financial Services	2.0
Cellular Telecom	1.9
Auto-Cars/Light Trucks	1.9
Electronic Components-Semiconductors	1.9
Human Resources	1.7
Electric-Integrated	1.7
U.S. Government Agencies	1.5
Retail-Building Products	1.4
Registered Investment Companies	1.4
Chemicals-Diversified	1.3
Steel-Producers	1.2
Oil Refining & Marketing	1.2
Computers	1.2
Semiconductor Components-Integrated Circuits	1.2
Diversified Manufacturing Operations	1.2
Aerospace/Defense	1.1
Finance-Investment Banker/Broker	1.1
Security Services	1.1
Internet Security	1.1
Publishing-Books	1.0
Insurance-Property/Casualty	0.9
Retail-Major Department Stores	0.9
Building & Construction-Misc.	0.8
Import/Export	0.8
Oil & Gas Drilling	0.8
Distribution/Wholesale	0.8
Building Products-Cement	0.8
Multimedia	0.7
Wireless Equipment	0.7
Containers-Metal/Glass	0.7
Airlines	0.7
Banks-Commercial	0.6
Metal-Iron	0.6
Chemicals-Other	0.5
Chemicals-Specialty	0.5
Apparel Manufacturers	0.4
Energy-Alternate Sources	0.4
Food-Misc./Diversified	0.3
Investment Management/Advisor Services	0.3
Machinery-General Industrial	0.3
Metal Products-Distribution	0.2
Food-Wholesale/Distribution	0.2
Power Converter/Supply Equipment	0.2
Medical-Biomedical/Gene	0.2
Medical Instruments	0.2

101.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$117,872,107	$—	$117,872,107
Germany	—	47,628,563	—	47,628,563
Netherlands	—	87,564,943	—	87,564,943
Norway	—	41,901,648	—	41,901,648
South Korea	—	50,731,755	—	50,731,755
Switzerland	11,374,745	82,488,528	—	93,863,273
United Kingdom	7,571	165,797,519	—	165,805,090
Other Countries*	40,121,941	151,293,441	—	191,415,382
Preferred Stock	8,129,943	—	—	8,129,943
Short-Term Investment Securities:
Registered Investment Companies	11,377,357	—	—	11,377,357
U.S. Government Agencies	—	11,999,999	—	11,999,999

Total	$71,011,557	$757,278,503	$—	$828,290,060

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $741,266,314 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.8%
Australia - 8.1%

BGP Holdings PLC(1)(2)	479,213	$0
CFS Retail Property Trust Group(3)	1,501,505	2,977,145
Challenger Diversified Property Group	227,066	541,910
Charter Hall Group(3)	342,722	951,982
Dexus Property Group(3)	5,179,842	5,126,091
GPT Group(3)	526,841	1,911,901
Stockland(3)	1,028,145	3,386,163
Westfield Group(3)	640,229	6,558,454
Westfield Retail Trust(3)	1,486,098	4,447,723

		25,901,369

Bermuda - 0.5%

Hong Kong Land Holdings, Ltd.(3)	247,000	1,508,654

Brazil - 0.0%

BR Properties SA	5,300	64,491

Canada - 5.9%

Allied Properties Real Estate Investment Trust	50,576	1,569,998
Boardwalk Real Estate Investment Trust	22,800	1,488,158
Brookfield Office Properties, Inc.	91,100	1,529,500
Calloway Real Estate Investment Trust	39,400	1,171,108
Canadian Apartment Properties REIT	62,397	1,569,816
Canadian Real Estate Investment Trust	44,800	1,899,711
Cominar Real Estate Investment Trust	23,800	584,286
Dundee Real Estate Investment Trust	54,298	2,106,371
H&R Real Estate Investment Trust	69,300	1,778,636
Primaris Retail Real Estate Investment Trust	66,459	1,607,961
RioCan Real Estate Investment Trust	131,400	3,681,733

		18,987,278

Cayman Islands - 1.6%

Shimao Property Holdings, Ltd.(3)	3,295,000	4,999,457

France - 4.2%

Fonciere Des Regions(3)	12,481	875,593
Gecina SA(3)	12,714	1,215,186
ICADE(3)	14,450	1,097,444
Klepierre(3)	71,353	2,298,399
Societe Immobiliere de Location pour l'Industrie et le Commerce(3)	72	6,992
Unibail-Rodamco SE(3)	39,946	8,130,432

		13,624,046

Germany - 1.0%

Deutsche Euroshop AG(3)	36,373	1,329,176
Deutsche Wohnen AG(3)	100,442	1,696,532
GSW Immobilien AG(3)	7,062	251,356

		3,277,064

Hong Kong - 9.8%

Galaxy Entertainment Group, Ltd.†(3)	714,000	2,039,009
Hang Lung Properties, Ltd.(3)	1,546,000	5,279,552
Henderson Land Development Co., Ltd.(3)	1,487,000	9,171,700
Link REIT(3)	1,436,000	6,401,283
Sun Hung Kai Properties, Ltd.(3)	666,504	8,664,120

		31,555,664

Japan - 9.8%

Advance Residence Investment Corp.(3)	481	970,520
Mitsubishi Estate Co., Ltd.(3)	609,000	10,750,601
Mitsui Fudosan Co., Ltd.(3)	506,000	9,446,370
Nippon Building Fund, Inc.(3)	199	2,015,758
Orix JREIT, Inc.(3)	443	2,030,599
Sumitomo Realty & Development Co., Ltd.(3)	134,000	3,292,884
United Urban Investment Corp.(3)	2,749	3,076,024

		31,582,756

Netherlands - 1.0%

Corio NV(3)	39,388	1,672,877
Eurocommercial Properties NV(3)	45,207	1,592,425

		3,265,302

Singapore - 4.5%

AIMS AMP Capital Industrial REIT(3)	819,000	857,997
CapitaLand, Ltd.(3)	2,488,000	6,020,770
K-REIT Asia(3)	3,926,000	3,530,008
Mapletree Industrial Trust(3)	3,847,000	4,198,680

		14,607,455

Sweden - 1.0%

Castellum AB(3)	135,361	1,807,123
Fabege AB(3)	144,734	1,285,027

		3,092,150

Switzerland - 1.5%

PSP Swiss Property AG†(3)	26,058	2,420,933
Swiss Prime Site AG†(3)	29,941	2,462,859

		4,883,792

United Kingdom - 5.5%

British Land Co. PLC(3)	382,006	3,267,142
Capital & Counties Properties PLC(3)	528,705	1,802,298
Derwent London PLC(3)	62,216	1,892,974
Great Portland Estates PLC(3)	284,325	1,986,191
Hammerson PLC(3)	523,091	3,797,298
Land Securities Group PLC(3)	383,428	4,817,581

		17,563,484

United States - 42.4%

Acadia Realty Trust	66,561	1,657,369
Alexandria Real Estate Equities, Inc.	45,119	3,334,294
American Tower Corp.	118,297	8,328,109
AvalonBay Communities, Inc.	66,780	9,450,706
Boston Properties, Inc.	61,905	6,941,408
Brandywine Realty Trust	73,350	894,870
BRE Properties, Inc.	7,044	351,636
DCT Industrial Trust, Inc.	402,995	2,546,928
DDR Corp.	215,815	3,284,704
DiamondRock Hospitality Co.	151,201	1,454,554
Digital Realty Trust, Inc.	47,304	3,524,621
Duke Realty Corp.	135,692	1,967,534
Equity Residential	74,875	4,522,450
Essex Property Trust, Inc.	40,989	6,229,508
Extra Space Storage, Inc.	7,260	247,639
General Growth Properties, Inc.	200,849	4,133,472
HCP, Inc.	72,986	3,347,138
Health Care REIT, Inc.	58,057	3,392,851

Healthcare Realty Trust, Inc.	75,910	1,841,577
Host Hotels & Resorts, Inc.	410,383	6,278,860
Hudson Pacific Properties, Inc.	41,300	732,662
Kilroy Realty Corp.	66,864	3,156,649
Kimco Realty Corp.	93,491	1,899,737
Macerich Co.	81,439	4,851,321
Pebblebrook Hotel Trust	68,264	1,613,078
Plum Creek Timber Co., Inc.	4,876	199,575
Post Properties, Inc.	33,300	1,699,965
Prologis, Inc.	173,340	5,923,028
Public Storage	3,694	537,699
Rayonier, Inc.	53,990	2,644,970
Regency Centers Corp.	48,880	2,395,120
Retail Opportunity Investments Corp.	97,412	1,224,469
Simon Property Group, Inc.	80,903	12,839,306
SL Green Realty Corp.	35,098	2,828,899
Sovran Self Storage, Inc.	36,762	2,089,920
Starwood Hotels & Resorts Worldwide, Inc.	12,148	669,719
UDR, Inc.	206,506	5,214,276
Ventas, Inc.	108,104	7,079,731
Weyerhaeuser Co.	208,890	5,203,450

		136,533,802

Total Long-Term Investment Securities
(cost $276,372,049)		311,446,764

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Time Deposits - 2.9%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/04/2012
(cost $9,352,000)	$9,352,000	9,352,000

TOTAL INVESTMENTS -
(cost $285,724,049)(4)	99.7%	320,798,764
Other assets less liabilities	0.3	1,024,032

NET ASSETS -	100.0%	$321,822,796

†	Non-income producing security
(1)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $155,319,283 representing 48.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(4)	See Note 5 for cost of investments on a tax basis.

Industry Allocation*
Real Estate Investment Trusts	72.7%
Real Estate Operations & Development	16.3
Real Estate Management/Services	7.0
Time Deposits	2.9
Casino Hotels	0.6
Hotels/Motels	0.2

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$541,910	$25,359,459	$0	$25,901,369
Canada	18,987,278	—	—	18,987,278
Hong Kong	—	31,555,664	—	31,555,664
Japan	—	31,582,756	—	31,582,756
United Kingdom	—	17,563,484	—	17,563,484
United States	136,533,802	—	—	136,533,802
Other Countries*	64,491	49,257,920	—	49,322,411
Short-Term Investment Securities:
Time Deposits	—	9,352,000	—	9,352,000

Total	$156,127,481	$164,671,283	$0	$320,798,764

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $152,342,138 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.0%
Australia - 3.6%

AGL Energy, Ltd.(1)	7,555	$118,561
ALS, Ltd.(1)	1,820	15,558
Alumina, Ltd.(1)	22,765	17,448
Amcor, Ltd.(1)	19,412	151,544
AMP, Ltd.(1)	32,160	148,675
Asciano, Ltd.(1)	6,228	28,876
ASX, Ltd.(1)	724	22,827
Australia & New Zealand Banking Group, Ltd.(1)	34,176	879,285
BGP Holdings PLC†(2)(3)	60,919	0
BHP Billiton, Ltd.(1)	45,095	1,482,454
Boral, Ltd.(1)	2,429	8,686
Brambles, Ltd.(1)	23,970	169,092
Caltex Australia, Ltd.(1)	4,758	77,533
Coca-Cola Amatil, Ltd.(1)	14,598	206,715
Cochlear, Ltd.(1)	358	24,974
Commonwealth Bank of Australia(1)	19,192	1,088,624
Computershare, Ltd.(1)	8,455	73,601
CSL, Ltd.(1)	6,309	290,314
Fortescue Metals Group, Ltd.(1)	25,318	94,390
Goodman Group(1)	6,659	27,575
GPT Group(1)	10,789	39,153
Iluka Resources, Ltd.(1)	6,376	60,841
Incitec Pivot, Ltd.(1)	21,309	64,372
Insurance Australia Group, Ltd.(1)	14,185	60,998
Lynas Corp., Ltd.†(1)	12,554	8,380
Macquarie Group, Ltd.(1)	4,982	138,911
Mirvac Group(1)	11,554	16,160
National Australia Bank, Ltd.(1)	28,562	746,387
Orica, Ltd.(1)	5,521	138,579
Origin Energy, Ltd.(1)	22,077	272,697
OZ Minerals, Ltd.(1)	4,059	26,402
QBE Insurance Group, Ltd.(1)	12,626	170,456
QR National, Ltd.(1)	13,975	50,698
Ramsay Health Care, Ltd.(1)	1,969	50,744
Sims Metal Management, Ltd.(1)	2,528	23,884
Sonic Healthcare, Ltd.(1)	5,736	79,545
SP AusNet(1)	44,806	48,841
Stockland(1)	26,024	85,709
Suncorp Group, Ltd.(1)	15,419	146,866
Sydney Airport(1)	8,277	27,913
Telstra Corp., Ltd.(1)	63,205	251,873
Transurban Group(1)	24,159	151,246
Wesfarmers, Ltd.(1)	13,360	477,917
Wesfarmers, Ltd. PPS(1)	3,143	116,489
Westfield Group(1)	38,042	389,699
Westfield Retail Trust(1)	22,525	67,415
Westpac Banking Corp.(1)	38,128	978,645
Whitehaven Coal, Ltd.(1)	9,879	33,691

		9,651,243

Austria - 0.3%

OMV AG(1)	22,346	740,574

Belgium - 0.2%

Belgacom SA(1)	4,774	141,369
Colruyt SA(1)	7,438	352,671

		494,040

Bermuda - 1.1%

Arch Capital Group, Ltd.†#	29,989	1,196,861
Aspen Insurance Holdings, Ltd.#	15,671	455,713
Axis Capital Holdings, Ltd.	13,931	474,629
Cheung Kong Infrastructure Holdings, Ltd.(1)	18,000	108,601
Everest Re Group, Ltd.	964	99,928
Kerry Properties, Ltd.(1)	9,500	45,371
Li & Fung, Ltd.(1)	72,000	117,482
NWS Holdings, Ltd.(1)	138,000	221,614
Orient Overseas International, Ltd.(1)	3,000	16,077
Seadrill, Ltd.(1)	3,023	124,279

		2,860,555

Canada - 4.9%

Agnico-Eagle Mines, Ltd.	1,900	91,767
Agrium, Inc.	2,000	196,825
Alimentation Couche-Tard, Inc., Class B	2,300	116,989
ARC Resources, Ltd.	3,600	85,129
Athabasca Oil Corp.†	3,100	42,707
Bank of Montreal	5,900	344,872
Bank of Nova Scotia	11,600	614,862
Barrick Gold Corp.	11,300	435,722
Baytex Energy Corp.	1,600	72,878
BCE, Inc.	2,800	124,470
Bonavista Energy Corp.	1,300	21,800
Brookfield Asset Management, Inc., Class A	8,100	279,135
Brookfield Office Properties, Inc.	2,200	36,936
Canadian Imperial Bank of Commerce	3,300	255,196
Canadian National Railway Co.	5,600	512,422
Canadian Natural Resources, Ltd.	15,400	468,522
Canadian Oil Sands, Ltd.	7,000	149,409
Canadian Pacific Railway, Ltd.	1,700	140,518
Canadian Tire Corp., Ltd., Class A	1,100	79,530
Canadian Utilities, Ltd., Class A	1,600	110,340
Centerra Gold, Inc.	2,100	15,978
Crescent Point Energy Corp.	3,900	162,172
Eldorado Gold Corp.	7,600	100,922
Empire Co., Ltd., Class A	300	17,402
Encana Corp.	10,400	230,208
Enerplus Corp.	2,000	31,529
Fairfax Financial Holdings, Ltd.	100	37,654
First Quantum Minerals, Ltd.	6,400	123,293
Fortis, Inc.	3,200	105,471
Franco-Nevada Corp.	1,900	98,571
George Weston, Ltd.	2,000	128,775
Gildan Activewear, Inc.	1,100	33,365
Goldcorp, Inc.	8,700	357,179
Great-West Lifeco, Inc.	5,400	119,257
IAMGOLD Corp.	3,800	49,690
IGM Financial, Inc.	1,300	49,995
Imperial Oil, Ltd.	8,200	374,417
Inmet Mining Corp.	600	26,788
Intact Financial Corp.	600	36,581
Kinross Gold Corp.	12,900	114,638
Loblaw Cos., Ltd.	2,900	101,908
Magna International, Inc.	3,000	129,465
Manulife Financial Corp.	20,000	223,992
MEG Energy Corp.†	1,500	59,072

National Bank of Canada	300	22,524
New Gold, Inc.†	5,500	60,928
Nexen, Inc.	7,700	193,564
Open Text Corp.†	600	32,254
Osisko Mining Corp.†	3,800	36,892
Pacific Rubiales Energy Corp.	3,700	90,459
Pan American Silver Corp.	1,700	29,852
Pembina Pipeline Corp.	6,200	168,059
Pengrowth Energy Corp.	5,500	37,160
Penn West Petroleum, Ltd.	7,200	102,111
Potash Corp. of Saskatchewan, Inc.	10,000	409,434
Power Corp. of Canada	3,100	73,935
Power Financial Corp.	5,100	128,515
Precision Drilling Corp.†	3,800	28,102
Progress Energy Resources Corp.	1,100	24,516
Research In Motion, Ltd.†	5,500	36,657
RioCan Real Estate Investment Trust	400	11,208
Rogers Communications, Inc., Class B	3,800	153,311
Royal Bank of Canada	15,800	884,287
Saputo, Inc.	2,000	84,322
Shaw Communications, Inc., Class B	6,800	139,070
Shoppers Drug Mart Corp.	3,600	152,984
Silver Wheaton Corp.	4,300	148,662
Sino-Forest Corp.†(2)(3)	2,600	0
Sun Life Financial, Inc.	5,800	135,387
Suncor Energy, Inc.	23,600	737,627
Talisman Energy, Inc.	12,300	170,946
Teck Resources, Ltd., Class B	8,900	245,941
TELUS Corp.	1,500	92,427
Thomson Reuters Corp.	7,500	212,884
Tim Hortons, Inc.	2,800	141,456
Toronto-Dominion Bank	9,900	809,877
Tourmaline Oil Corp.†	800	22,383
TransAlta Corp.	1,500	22,658
Turquoise Hill Resources, Ltd.†	3,700	29,728
Valeant Pharmaceuticals International, Inc.†	3,400	174,079
Vermilion Energy, Inc.	1,000	45,559
Viterra, Inc.	2,600	42,571
Yamana Gold, Inc.	10,700	183,010

		13,023,690

Cayman Islands - 0.0%

ASM Pacific Technology, Ltd.(1)	4,700	52,841
Lifestyle International Holdings, Ltd.(1)	9,500	20,873

		73,714

Curacao - 0.2%

Schlumberger, Ltd.	8,843	640,056

Denmark - 0.2%

Coloplast A/S, Class B(1)	211	42,094
Novo Nordisk A/S, Class B(1)	2,788	438,690

		480,784

Finland - 0.1%

Kone Oyj, Class B(1)	823	50,269
Neste Oil Oyj(1)	15,878	182,432

		232,701

France - 3.6%

Aeroports de Paris(1)	5,401	427,858
Arkema SA(1)	2,090	177,858
AXA SA(1)	63,463	914,948
BNP Paribas SA(1)	21,248	918,880
Cap Gemini SA(1)	7,337	268,942
Casino Guichard Perrachon SA(1)	8,404	745,594
Danone SA(1)	16,624	1,034,596
Edenred(1)	9,824	262,326
France Telecom SA(1)	63,970	883,127
L’Oreal SA(1)	8,069	990,564
Legrand SA(1)	7,791	268,570
Natixis(1)	16,166	44,000
PPR(1)	3,058	476,500
Renault SA(1)	2,612	121,690
Sanofi(1)	13,507	1,103,193
Societe Generale SA†(1)	2,759	72,663
Suez Environnement Co.(1)	7,173	80,341
Veolia Environnement SA(1)	27,819	293,583
Vivendi SA(1)	18,846	368,804

		9,454,037

Germany - 3.1%

Allianz SE(1)	5,766	632,918
Axel Springer AG(1)	15,344	696,967
Bayerische Motoren Werke AG(1)	12,076	873,747
Beiersdorf AG(1)	4,740	339,414
Brenntag AG(1)	6,444	766,913
Commerzbank AG†(1)	63,309	99,929
Deutsche Boerse AG(1)	4,214	216,942
Fresenius Medical Care AG & Co. KGaA(1)	603	43,444
Fresenius SE & Co. KGaA(1)	7,298	777,833
Infineon Technologies AG(1)	23,911	164,929
Kabel Deutschland Holding AG†(1)	402	26,587
Lanxess AG(1)	6,614	501,081
Linde AG(1)	4,791	754,692
Merck KGaA(1)	6,350	725,906
Muenchener Rueckversicherungs AG(1)	5,068	750,278
Suedzucker AG(1)	15,986	535,635
United Internet AG(1)	16,755	339,056

		8,246,271

Greece - 0.0%

Coca-Cola Hellenic Bottling Co. SA(1)	3,182	59,469

Guernsey - 0.1%

Resolution, Ltd.(1)	78,357	268,653

Hong Kong - 1.0%

AIA Group, Ltd.(1)	94,400	325,907
BOC Hong Kong Holdings, Ltd.(1)	44,500	141,515
Cathay Pacific Airways, Ltd.(1)	8,000	13,103
Hang Lung Group, Ltd.(1)	13,000	81,567
Hang Lung Properties, Ltd.(1)	26,000	88,789
Hang Seng Bank, Ltd.(1)	7,300	104,173

Henderson Land Development Co., Ltd.(1)	12,000	74,015
Hong Kong & China Gas Co., Ltd.(1)	92,000	216,659
Hong Kong Exchanges and Clearing, Ltd.(1)	12,200	162,837
Hopewell Holdings, Ltd.(1)	72,500	233,065
Hysan Development Co., Ltd.(1)	4,000	18,011
Link REIT(1)	31,000	138,189
MTR Corp.(1)	40,500	145,671
New World Development Co., Ltd.(1)	50,000	62,463
Power Assets Holdings, Ltd.(1)	23,500	190,748
Sino Land Co., Ltd.(1)	46,200	76,225
Sun Hung Kai Properties, Ltd.(1)	19,000	246,988
Swire Pacific, Ltd., Class A(1)	10,500	124,702
Wharf Holdings, Ltd.(1)	22,000	136,370
Wheelock & Co., Ltd.(1)	13,000	49,939

		2,630,936

Ireland - 1.1%

Accenture PLC, Class A	23,302	1,435,403
Covidien PLC	10,105	566,385
CRH PLC(1)	29,012	511,584
Kerry Group PLC, Class A(1)	2,811	134,670
Warner Chilcott PLC, Class A	12,858	175,126

		2,823,168

Israel - 0.2%

Bank Hapoalim BM†(1)	5,288	16,283
NICE Systems, Ltd.†(1)	1,274	39,836
Teva Pharmaceutical Industries, Ltd.(1)	12,289	486,679

		542,798

Italy - 0.9%

Atlantia SpA(1)	28,812	403,947
Autogrill SpA(1)	8,286	70,460
Saipem SpA(1)	17,103	809,737
Snam SpA(1)	157,182	660,860
Telecom Italia SpA(1)	479,785	445,709

		2,390,713

Japan - 8.3%

Advantest Corp.(1)	600	8,800
Aeon Co., Ltd.(1)	16,500	190,008
Air Water, Inc.(1)	1,000	11,682
Aisin Seiki Co., Ltd.(1)	4,200	134,557
Ajinomoto Co., Inc.(1)	13,000	198,353
All Nippon Airways Co., Ltd.(1)	4,000	8,838
Amada Co., Ltd.(1)	8,000	36,374
Asahi Glass Co., Ltd.(1)	29,000	176,819
Asics Corp.(1)	2,000	26,503
Astellas Pharma, Inc.(1)	6,200	303,267
Benesse Holdings, Inc.(1)	1,900	94,170
Casio Computer Co., Ltd.(1)	3,900	28,418
Central Japan Railway Co.(1)	31	270,346
Chugai Pharmaceutical Co., Ltd.(1)	3,700	73,843
Citizen Holdings Co., Ltd.(1)	7,800	43,382
Coca-Cola West Co., Ltd.(1)	1,800	29,929
Cosmo Oil Co., Ltd.(1)	24,000	46,268
Credit Saison Co., Ltd.(1)	1,600	37,662
Dai Nippon Printing Co., Ltd.(1)	9,000	64,162
Dai-ichi Life Insurance Co., Ltd.(1)	85	87,125
Daido Steel Co., Ltd.(1)	8,000	41,380
Daihatsu Motor Co., Ltd.(1)	7,000	114,999
Daiichi Sankyo Co., Ltd.(1)	8,000	132,142
Daito Trust Construction Co., Ltd.(1)	600	58,757
Daiwa House Industry Co., Ltd.(1)	3,000	41,908
Daiwa Securities Group, Inc.(1)	23,000	83,664
Dena Co., Ltd.(1)	1,100	30,782
Denso Corp.(1)	9,600	322,232
Dentsu, Inc.(1)	3,000	76,386
East Japan Railway Co.(1)	5,200	348,935
Eisai Co., Ltd.(1)	3,300	150,805
FANUC Corp.(1)	2,800	461,171
Fast Retailing Co., Ltd.(1)	800	187,398
FUJIFILM Holdings Corp.(1)	8,700	145,461
Furukawa Electric Co., Ltd.(1)	14,000	27,563
Gree, Inc.(1)	1,000	16,707
GS Yuasa Corp.(1)	13,000	49,462
Hamamatsu Photonics KK(1)	2,000	71,086
Hino Motors, Ltd.(1)	10,000	69,430
Hirose Electric Co., Ltd.(1)	900	93,628
Hitachi Chemical Co., Ltd.(1)	900	12,954
Hitachi Construction Machinery Co., Ltd.(1)	3,900	65,105
Hitachi High-Technologies Corp.(1)	2,200	54,766
Hitachi Metals, Ltd.(1)	4,000	41,622
Honda Motor Co., Ltd.(1)	26,400	841,148
Ibiden Co., Ltd.(1)	2,400	36,571
Idemitsu Kosan Co., Ltd.(1)	1,000	80,647
Inpex Corp.(1)	36	205,767
Isetan Mitsukoshi Holdings, Ltd.(1)	6,000	62,816
Isuzu Motors, Ltd.(1)	30,000	154,119
J. Front Retailing Co., Ltd.(1)	4,000	20,066
Japan Petroleum Exploration Co.(1)	600	23,445
Japan Real Estate Investment Corp.(1)	2	19,558
JSR Corp.(1)	2,300	39,299
JTEKT Corp.(1)	6,700	52,751
Jupiter Telecommunications Co., Ltd.(1)	58	59,120
Kao Corp.(1)	8,600	260,143
KDDI Corp.(1)	35	250,813
Keikyu Corp.(1)	3,000	29,324
Keio Corp.(1)	4,000	31,378
Keyence Corp.(1)	900	237,752
Kikkoman Corp.(1)	2,000	26,485
Kinden Corp.(1)	20,000	124,517
Kintetsu Corp.(1)	21,000	86,459
Kobe Steel, Ltd.(1)	14,000	10,788
Koito Manufacturing Co., Ltd.(1)	1,000	12,537
Konica Minolta Holdings, Inc.(1)	59,500	443,614
Kubota Corp.(1)	25,000	241,792
Kuraray Co., Ltd.(1)	5,000	57,954
Kurita Water Industries, Ltd.(1)	3,200	68,849
Kyocera Corp.(1)	3,000	259,263
Kyowa Hakko Kirin Co., Ltd.(1)	1,000	11,213
LIXIL Group Corp.(1)	7,900	170,252
Mabuchi Motor Co., Ltd.(1)	1,300	54,323
Makita Corp.(1)	2,800	96,094

Marui Group Co., Ltd.(1)	2,400	17,649
Maruichi Steel Tube, Ltd.(1)	1,000	19,297
Mazda Motor Corp.†(1)	39,000	47,322
McDonald’s Holdings Co. Japan, Ltd.(1)	2,200	62,417
Medipal Holdings Corp.(1)	2,000	28,667
MEIJI Holdings Co., Ltd.(1)	1,200	56,034
Mitsubishi Chemical Holdings Corp.(1)	23,500	91,515
Mitsubishi Estate Co., Ltd.(1)	16,000	282,446
Mitsubishi Gas Chemical Co., Inc.(1)	5,000	28,211
Mitsubishi Materials Corp.(1)	28,000	78,883
Mitsubishi Motors Corp.†(1)	125,000	116,995
Mitsubishi Tanabe Pharma Corp.(1)	2,100	31,132
Mitsubishi UFJ Financial Group, Inc.(1)	161,100	738,383
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	1,170	50,493
Mitsui Chemicals, Inc.(1)	8,000	16,349
Mitsui Fudosan Co., Ltd.(1)	11,000	205,356
Mitsui OSK Lines, Ltd.(1)	15,000	37,892
Mizuho Financial Group, Inc.(1)	305,500	494,627
MS&AD Insurance Group Holdings(1)	4,000	63,396
Murata Manufacturing Co., Ltd.(1)	3,500	173,716
Namco Bandai Holdings, Inc.(1)	3,200	50,881
NGK Insulators, Ltd.(1)	6,000	71,511
NGK Spark Plug Co., Ltd.(1)	3,000	32,574
NHK Spring Co., Ltd.(1)	3,000	29,752
Nidec Corp.(1)	2,700	213,484
Nippon Building Fund, Inc.(1)	4	40,518
Nippon Electric Glass Co., Ltd.(1)	8,000	38,318
Nippon Express Co., Ltd.(1)	3,000	11,807
Nippon Meat Packers, Inc.(1)	3,000	40,477
Nippon Telegraph & Telephone Corp.(1)	6,600	305,471
Nippon Yusen KK(1)	25,000	50,830
Nissan Motor Co., Ltd.(1)	54,100	508,218
Nisshin Seifun Group, Inc.(1)	3,000	36,442
Nisshin Steel Co., Ltd.(1)	10,000	9,529
Nissin Foods Holdings Co., Ltd.(1)	1,600	61,878
Nitori Holdings Co., Ltd.(1)	600	60,164
Nitto Denko Corp.(1)	2,100	97,644
NKSJ Holdings, Inc.(1)	3,850	69,777
NOK Corp.(1)	2,000	33,734
Nomura Holdings, Inc.(1)	49,600	165,172
Nomura Research Institute, Ltd.(1)	2,800	58,618
NSK, Ltd.(1)	12,000	70,884
NTN Corp.(1)	12,000	25,507
NTT Data Corp.(1)	31	92,880
NTT DOCOMO, Inc.(1)	212	361,452
Obayashi Corp.(1)	31,000	135,405
Odakyu Electric Railway Co., Ltd.(1)	7,000	74,422
Olympus Corp.†(1)	1,700	33,746
Omron Corp.(1)	4,100	80,435
Ono Pharmaceutical Co., Ltd.(1)	1,000	62,184
Oracle Corp. Japan(1)	1,000	48,478
Oriental Land Co., Ltd.(1)	1,600	216,042
ORIX Corp.(1)	1,830	169,952
Osaka Gas Co., Ltd.(1)	40,000	175,067
Otsuka Corp.(1)	300	26,497
Otsuka Holdings Co., Ltd.(1)	5,000	152,719
Panasonic Corp.(1)	35,500	243,208
Rakuten, Inc.(1)	12,300	118,977
Resona Holdings, Inc.(1)	15,800	62,034
Rinnai Corp.(1)	600	43,771
Rohm Co., Ltd.(1)	1,700	55,807
Secom Co., Ltd.(1)	3,800	192,547
Sekisui Chemical Co., Ltd.(1)	11,000	90,289
Sekisui House, Ltd.(1)	12,000	112,927
Sharp Corp.(1)	14,000	35,637
Shimamura Co., Ltd.(1)	400	47,526
Shimano, Inc.(1)	1,500	108,310
Shimizu Corp.(1)	38,000	121,876
Shin-Etsu Chemical Co., Ltd.(1)	6,400	344,002
Shionogi & Co., Ltd.(1)	1,200	17,300
Shiseido Co., Ltd.(1)	4,600	65,685
Showa Denko KK(1)	26,000	44,129
Showa Shell Sekiyu KK(1)	6,900	35,662
SMC Corp.(1)	1,200	189,492
Softbank Corp.(1)	10,200	417,276
Sony Financial Holdings, Inc.(1)	800	13,258
Square Enix Holdings Co., Ltd.(1)	700	11,771
Stanley Electric Co., Ltd.(1)	1,300	19,327
Sumitomo Chemical Co., Ltd.(1)	24,000	63,017
Sumitomo Electric Industries, Ltd.(1)	21,000	237,854
Sumitomo Metal Industries, Ltd.(1)	78,000	111,492
Sumitomo Mitsui Financial Group, Inc.(1)	18,100	562,753
Sumitomo Mitsui Trust Holdings, Inc.(1)	29,000	81,411
Sumitomo Realty & Development Co., Ltd.(1)	5,000	122,869
Sumitomo Rubber Industries, Ltd.(1)	4,500	55,280
Suzuken Co., Ltd.(1)	600	20,356
Sysmex Corp.(1)	900	41,394
T&D Holdings, Inc.(1)	4,700	47,897
Taisei Corp.(1)	54,000	148,172
Taisho Pharmaceutical Holdings Co., Ltd.(1)	400	32,300
Taiyo Nippon Sanso Corp.(1)	3,000	15,038
Takashimaya Co., Ltd.(1)	2,000	14,319
Takeda Pharmaceutical Co., Ltd.(1)	10,800	507,220
TDK Corp.(1)	2,200	84,689
Teijin, Ltd.(1)	8,000	17,689
Terumo Corp.(1)	1,700	75,658
THK Co., Ltd.(1)	2,600	40,828
Tobu Railway Co., Ltd.(1)	13,000	72,439
Toho Gas Co., Ltd.(1)	7,000	45,758
Tokio Marine Holdings, Inc.(1)	9,000	216,641
Tokyo Electron, Ltd.(1)	2,800	132,547
Tokyo Gas Co., Ltd.(1)	43,000	237,573
Tokyu Corp.(1)	17,000	83,783
TonenGeneral Sekiyu KK(1)	13,000	110,118
Toppan Printing Co., Ltd.(1)	7,000	41,188
Toray Industries, Inc.(1)	26,000	159,539
Tosoh Corp.(1)	5,000	10,612
TOTO, Ltd.(1)	15,000	112,431
Toyo Suisan Kaisha, Ltd.(1)	1,000	24,861

Toyoda Gosei Co., Ltd.(1)	800	16,637
Toyota Industries Corp.(1)	5,400	152,736
Trend Micro, Inc.(1)	1,600	44,638
Ube Industries, Ltd.(1)	10,000	21,974
Unicharm Corp.(1)	2,400	139,620
Ushio, Inc.(1)	4,800	56,735
USS Co., Ltd.(1)	290	31,191
West Japan Railway Co.(1)	2,500	109,517
Yahoo Japan Corp.(1)	311	107,445
Yakult Honsha Co., Ltd.(1)	1,900	81,634
Yamada Denki Co., Ltd.(1)	1,250	60,403
Yamaha Motor Co., Ltd.(1)	8,400	73,264
Yamato Holdings Co., Ltd.(1)	5,800	96,546
Yamato Kogyo Co., Ltd.(1)	500	15,045
Yamazaki Baking Co., Ltd.(1)	3,000	39,492
Yaskawa Electric Corp.(1)	5,000	32,986

		21,989,355

Jersey - 0.3%

Petrofac, Ltd.(1)	22,028	523,991
Shire PLC(1)	8,493	256,466
Wolseley PLC(1)	1,223	49,299

		829,756

Luxembourg - 0.2%

Millicom International Cellular SA SDR(1)	3,839	330,022
Tenaris SA(1)	7,058	147,365

		477,387

Netherlands - 1.0%

Aegon NV(1)	66,157	338,320
ASML Holding NV(1)	13,317	752,622
Chicago Bridge & Iron Co. NV	5,871	216,170
DE Master Blenders 1753 NV†(1)	18,493	217,570
ING Groep NV CVA†(1)	49,812	379,089
Koninklijke KPN NV(1)	58,996	505,217
LyondellBasell Industries NV, Class A	6,752	329,768

		2,738,756

New Zealand - 0.1%

Auckland International Airport, Ltd.(1)	8,240	17,208
Contact Energy, Ltd.†(1)	14,357	56,345
Fletcher Building, Ltd.(1)	14,298	76,610
Telecom Corp. of New Zealand, Ltd.(1)	17,306	34,245

		184,408

Norway - 0.6%

Aker Solutions ASA(1)	13,015	237,503
Statoil ASA(1)	39,593	1,016,385
Yara International ASA(1)	6,979	341,437

		1,595,325

Portugal - 0.0%

Galp Energia SGPS SA(1)	6,736	100,995

Singapore - 0.7%

Ascendas Real Estate Investment Trust(1)	20,000	37,899
CapitaLand, Ltd.(1)	43,000	104,057
CapitaMall Trust(1)	33,000	52,474
City Developments, Ltd.(1)	7,000	64,823
DBS Group Holdings, Ltd.(1)	25,000	290,208
Global Logistic Properties, Ltd.(1)	30,000	57,139
Jardine Cycle & Carriage, Ltd.(1)	3,000	111,570
Olam International, Ltd.(1)	19,000	29,344
Oversea-Chinese Banking Corp., Ltd.(1)	40,000	298,494
Singapore Airlines, Ltd.(1)	8,000	68,397
Singapore Exchange, Ltd.(1)	10,000	56,555
Singapore Press Holdings, Ltd.(1)	35,000	111,519
Singapore Telecommunications, Ltd.(1)	118,000	321,146
United Overseas Bank, Ltd.(1)	19,000	291,388
Yangzijiang Shipbuilding Holdings, Ltd.(1)	68,000	53,876

		1,948,889

Spain - 1.3%

Abertis Infraestructuras SA(1)	54,307	735,638
Banco Bilbao Vizcaya Argentaria SA(1)	12,040	91,493
Banco Santander SA(1)	117,549	834,273
Enagas SA(1)	39,310	728,725
Inditex SA(1)	2,231	247,475
Mapfre SA(1)	14,936	36,146
Repsol SA(1)	45,419	833,511

		3,507,261

Sweden - 1.4%

Assa Abloy AB, Class B(1)	25,705	784,529
Atlas Copco AB, Class A(1)	36,160	806,592
Holmen AB, Class B(1)	942	24,291
Investment AB Kinnevik, Class B(1)	2,275	45,923
Lundin Petroleum AB†(1)	31,599	711,431
Nordea Bank AB(1)	49,209	453,522
Svenska Cellulosa AB, Class B(1)	4,448	79,395
Svenska Handelsbanken AB, Class A(1)	22,454	780,967
Swedbank AB, Class A(1)	1,030	18,024

		3,704,674

Switzerland - 4.2%

ACE, Ltd.	22,897	1,688,196
Aryzta AG(1)	12,729	624,578
Barry Callebaut AG(1)	534	504,305
Cie Financiere Richemont SA, Class A(1)	652	39,900
Garmin, Ltd.#	13,625	549,769
Geberit AG(1)	2,655	558,895
Holcim, Ltd.(1)	12,911	791,588
Lindt & Spruengli AG(1)	10	361,180
Lindt & Spruengli AG (Participation Certificate)(1)	217	675,761
Novartis AG(1)	21,269	1,252,631
Partners Group Holding AG(1)	417	80,279
Roche Holding AG(1)	10,802	1,965,251

Sonova Holding AG(1)	1,640	151,912
Swatch Group AG(1)	9,879	696,466
Swisscom AG(1)	1,945	780,751
UBS AG(1)	38,021	424,590

		11,146,052

United Kingdom - 9.0%

Aggreko PLC(1)	10,373	387,865
Anglo American PLC(1)	20,330	565,463
Antofagasta PLC(1)	26,246	460,233
Associated British Foods PLC(1)	35,535	746,214
AstraZeneca PLC(1)	27,815	1,295,489
Aviva PLC(1)	152,115	788,498
Balfour Beatty PLC(1)	45,485	202,056
Barclays PLC(1)	216,445	630,505
BG Group PLC(1)	69,376	1,415,048
BHP Billiton PLC(1)	44,941	1,306,766
British Sky Broadcasting Group PLC(1)	64,375	776,768
BT Group PLC(1)	258,278	892,768
Bunzl PLC(1)	42,545	758,111
Burberry Group PLC(1)	17,502	374,977
GlaxoSmithKline PLC(1)	81,397	1,840,489
HSBC Holdings PLC(1)	252,692	2,201,280
ITV PLC(1)	267,885	353,412
Johnson Matthey PLC(1)	18,681	712,791
Kingfisher PLC(1)	44,754	195,950
Land Securities Group PLC(1)	40,700	511,375
Marks & Spencer Group PLC(1)	135,844	772,164
Next PLC(1)	8,404	477,179
Old Mutual PLC(1)	187,377	494,965
Reckitt Benckiser Group PLC(1)	18,714	1,058,159
Rexam PLC(1)	106,832	717,633
Royal Bank of Scotland Group PLC†(1)	47,168	169,249
Schroders PLC(1)	15,946	358,665
SSE PLC(1)	20,947	455,104
Standard Chartered PLC(1)	23,342	516,176
Standard Life PLC(1)	163,890	688,412
Tate & Lyle PLC(1)	66,681	693,719
Tullow Oil PLC(1)	37,808	818,966
Xstrata PLC(1)	16,225	244,441

		23,880,890

United States - 48.3%

Aetna, Inc.#	9,649	370,618
Affiliated Managers Group, Inc.†	5,186	609,977
Aflac, Inc.#	16,788	775,270
Air Products & Chemicals, Inc.	2,237	184,731
Albemarle Corp.	11,495	629,121
Amazon.com, Inc.†	3,149	781,676
American Financial Group, Inc.	37,950	1,425,402
Ameriprise Financial, Inc.	1,399	76,819
Amgen, Inc.	4,004	336,016
Anadarko Petroleum Corp.	26,104	1,808,224
Apache Corp.	21,274	1,824,245
Apple, Inc.	12,227	8,133,889
Assurant, Inc.#	13,872	488,988
AvalonBay Communities, Inc.#	6,496	919,314
Avery Dennison Corp.#	16,546	516,732
Ball Corp.#	31,004	1,307,439
Bank of Hawaii Corp.#	3,765	174,056
Bank of New York Mellon Corp.#	12,804	288,602
Bed Bath & Beyond, Inc.†#	9,799	658,199
Big Lots, Inc.†#	4,403	134,027
Bio-Rad Laboratories, Inc., Class A†	2,695	270,524
Biogen Idec, Inc.†	5,461	800,528
BlackRock, Inc.	2,561	451,684
BorgWarner, Inc.†#	2,567	176,558
Bristol-Myers Squibb Co.#	64,952	2,144,066
Broadridge Financial Solutions, Inc.	11,013	260,788
CA, Inc.	7,868	204,804
Cabot Corp.	11,514	401,033
Cabot Oil & Gas Corp.#	6,521	270,035
Campbell Soup Co.#	41,167	1,446,608
Cardinal Health, Inc.	37,171	1,470,113
CBOE Holdings, Inc.#	30,110	856,328
Celgene Corp.†	15,488	1,115,756
CenturyLink, Inc.#	13,522	571,440
Chubb Corp.#	15,703	1,160,295
Church & Dwight Co., Inc.	3,913	214,198
Cigna Corp.	1,536	70,303
Cisco Systems, Inc.	88,718	1,692,739
Citigroup, Inc.#	5,194	154,314
Clorox Co.#	20,502	1,491,520
CNA Financial Corp.	24,970	652,216
Coach, Inc.#	6,347	368,951
Comcast Corp., Class A	71,600	2,400,748
Commerce Bancshares, Inc.	7,478	300,840
Copart, Inc.†	3,142	83,923
Crown Holdings, Inc.†	17,109	620,201
CSX Corp.#	8,406	188,799
Cullen/Frost Bankers, Inc.#	11,185	621,886
CVS Caremark Corp.#	46,814	2,132,378
Diamond Offshore Drilling, Inc.#	13,962	935,733
DIRECTV†#	11,407	594,191
Discovery Communications, Inc., Class A†#	15,012	823,258
Dover Corp.	850	49,139
Dr Pepper Snapple Group, Inc.#	34,714	1,555,534
Eaton Corp.#	7,458	333,522
EMC Corp.†	26,020	684,066
Emerson Electric Co.#	36,806	1,866,800
Engility Holdings, Inc.†#	1,512	27,987
EOG Resources, Inc.	2,085	225,805
Equifax, Inc.	1,962	89,820
Equity Residential#	28,025	1,692,710
Estee Lauder Cos., Inc., Class A	17,822	1,068,429
EXCO Resources, Inc.#	16,675	114,224
Expedia, Inc.	14,044	721,300
FedEx Corp.	542	47,495
First Citizens BancShares, Inc., Class A	3,707	612,174
Fiserv, Inc.†	12,345	880,322
Foot Locker, Inc.	2,050	70,868
Forest Laboratories, Inc.†	40,472	1,403,974
General Mills, Inc.	38,441	1,511,885
Google, Inc., Class A†#	5,014	3,435,041

H&R Block, Inc.#	40,010	662,566
H.J. Heinz Co.#	15,538	865,777
Harley-Davidson, Inc.	8,474	355,569
Hershey Co.#	14,813	1,063,870
Hill-Rom Holdings, Inc.	3,980	110,365
HollyFrontier Corp.#	4,744	191,136
Humana, Inc.	4,944	346,476
Integrys Energy Group, Inc.#	25,451	1,374,099
Intel Corp.#	46,163	1,146,227
Intuit, Inc.#	3,196	187,094
Iron Mountain, Inc.	17,382	570,130
ITT Corp.#	30,638	609,696
John Wiley & Sons, Inc., Class A	16,629	820,475
JPMorgan Chase & Co.	74,118	2,752,743
Kellogg Co.	31,080	1,574,202
Kennametal, Inc.#	1,236	45,534
Kinder Morgan, Inc.	10,749	384,492
KLA-Tencor Corp.#	12,981	666,055
L-3 Communications Holdings, Inc.	9,073	637,288
Landstar System, Inc.#	5,900	278,893
Lear Corp.	8,115	315,105
Lincoln Electric Holdings, Inc.	5,886	242,797
LPL Financial Holdings, Inc.#	9,871	283,002
Marathon Petroleum Corp.	37,360	1,933,380
Mastercard, Inc., Class A	3,711	1,569,382
McGraw-Hill Cos., Inc.	34,928	1,788,314
McKesson Corp.	17,585	1,531,829
MetLife, Inc.#	34,146	1,165,403
Microsoft Corp.	126,694	3,904,709
Molex, Inc.#	9,329	247,685
Morgan Stanley	4,392	65,880
Murphy Oil Corp.#	8,503	436,459
National Oilwell Varco, Inc.	9,764	769,403
Newell Rubbermaid, Inc.#	17,501	313,793
Norfolk Southern Corp.#	18,978	1,375,146
Northrop Grumman Corp.#	25,937	1,734,926
Nu Skin Enterprises, Inc., Class A	7,379	306,155
O’Reilly Automotive, Inc.†#	2,339	198,698
Omnicom Group, Inc.#	5,574	286,336
Oracle Corp.	89,569	2,834,859
Parker Hannifin Corp.#	14,111	1,128,598
Patterson Cos., Inc.#	26,239	891,339
PepsiCo, Inc.	37,018	2,681,214
Phillips 66	5,075	213,150
Pitney Bowes, Inc.#	24,963	333,506
PPG Industries, Inc.	5,431	597,519
priceline.com, Inc.†	823	497,561
Progressive Corp.#	2,846	55,582
QUALCOMM, Inc.	39,714	2,440,822
Ralph Lauren Corp.#	1,079	171,183
Regal Entertainment Group, Class A#	32,043	445,398
Republic Services, Inc.	27,772	767,896
ResMed, Inc.#	15,746	591,577
Safeway, Inc.#	64,408	1,007,985
Scotts Miracle-Gro Co., Class A#	1,404	58,477
Staples, Inc.#	39,965	436,418
Starbucks Corp.#	7,192	356,795
Taubman Centers, Inc.	4,819	385,616
Thor Industries, Inc.#	2,434	76,525
Towers Watson & Co., Class A	4,709	255,793
U.S. Cellular Corp.†#	4,407	167,246
UnitedHealth Group, Inc.	36,940	2,005,842
Unum Group#	16,493	321,778
US Bancorp	56,758	1,896,285
Vectren Corp.#	29,360	828,246
Viacom, Inc., Class B	31,902	1,595,419
Visa, Inc., Class A	17,052	2,186,919
Walt Disney Co.	48,755	2,411,910
Washington Post Co., Class B#	2,157	760,342
Wells Fargo & Co.	17,047	580,109
Westlake Chemical Corp.#	2,569	176,696
Whole Foods Market, Inc.	5,502	532,318
Williams Cos., Inc.#	54,530	1,759,683
Zimmer Holdings, Inc.	16,323	1,008,435

		128,351,328

Total Common Stock
(cost $243,767,668)		255,068,478

PREFERRED STOCK - 0.3%
Germany - 0.3%

Bayerische Motoren Werke AG(1)	12,226	612,715
ProSiebenSat.1 Media AG(1)	9,394	225,982

Total Preferred Stock
(cost $815,709)		838,697

Total Long-Term Investment Securities
(cost $244,583,377)		255,907,175

SHORT-TERM INVESTMENT SECURITIES - 6.4%
Registered Investment Companies - 3.3%
State Street Navigator Securities Lending Prime Portfolio(4)	8,789,156	8,789,156

Time Deposits - 2.7%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/04/2012	$7,234,000	7,234,000

U.S. Government Treasuries - 0.4%
United States Treasury Bills
Disc. Notes
0.04% due 09/27/2012@	900,000	899,829

Total Short-Term Investment Securities
(cost $16,922,985)		16,922,985

TOTAL INVESTMENTS -
(cost $261,506,362) (5)	102.7%	272,830,160
Liabilities in excess of other assets	(2.7)	(7,063,250)

NET ASSETS -	100.0%	$265,766,910

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $106,704,153 representing 40.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	At August 31, 2012, the Fund had loaned securities with a total value of $8,744,766. This was secured by collateral of $8,789,156, which was received in cash and subsequently invested in short-term investments currently valued at $8,789,156 as reported in the portfolio of investments. Additional collateral of $133,778 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.32%	01/10/2013	$89,707
United States Treasury Notes/Bonds	0.75% to 4.75%	12/15/13 to 06/30/2016	44,071

(5)	See Note 5 for cost of investments on a tax basis.

CVA - Certification Van Aandelen (Dutch Cert.)

PPS - Price Protected Shares

SDR - Swedish Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)

100	Long	S&P 500 E-Mini Index	September 2012	$6,646,525	$7,025,500	$378,975

Industry Allocation*

Medical-Drugs	5.4%
Banks-Commercial	4.8
Registered Investment Companies	3.3
Diversified Banking Institutions	3.1
Computers	3.1
Oil Companies-Exploration & Production	3.0
Food-Misc./Diversified	3.0
Oil Companies-Integrated	2.9
Time Deposits	2.7
Insurance-Multi-line	2.6
Telephone-Integrated	2.1
Insurance-Life/Health	1.8
Beverages-Non-alcoholic	1.7
Real Estate Investment Trusts	1.7
Multimedia	1.6
Applications Software	1.6
Cable/Satellite TV	1.5
Diversified Minerals	1.5
Web Portals/ISP	1.5
Auto-Cars/Light Trucks	1.4
Transport-Rail	1.3
Chemicals-Diversified	1.3
Enterprise Software/Service	1.2
Medical-Wholesale Drug Distribution	1.2
Insurance-Property/Casualty	1.1
Cosmetics & Toiletries	1.1
Medical-Biomedical/Gene	1.0
Medical-HMO	1.0
Food-Retail	1.0
Medical Products	1.0
Electric Products-Misc.	1.0
Containers-Metal/Glass	1.0
Publishing-Books	1.0
Food-Confectionery	1.0
Pipelines	1.0
Electric-Integrated	0.9
Banks-Super Regional	0.9
Semiconductor Components-Integrated Circuits	0.9
Gas-Distribution	0.9
Commercial Services-Finance	0.9
Retail-Drug Store	0.9
Finance-Credit Card	0.8
Diversified Manufacturing Operations	0.7
Investment Management/Advisor Services	0.7
Oil-Field Services	0.7
Chemicals-Specialty	0.7
Insurance-Reinsurance	0.7
Auto/Truck Parts & Equipment-Original	0.7
Aerospace/Defense	0.7
Semiconductor Equipment	0.7
Real Estate Operations & Development	0.6
Computer Services	0.6
Networking Products	0.6
Consumer Products-Misc.	0.6
E-Commerce/Services	0.6
Public Thoroughfares	0.6
Retail-Major Department Stores	0.5
Electronic Components-Semiconductors	0.5
Finance-Other Services	0.5
Building Products-Cement	0.5
Soap & Cleaning Preparation	0.5
Sugar	0.5
Oil & Gas Drilling	0.5
Cellular Telecom	0.5
Building & Construction Products-Misc.	0.5
Gold Mining	0.4
Commercial Services	0.4
Data Processing/Management	0.4
Electronic Components-Misc.	0.4
Retail-Apparel/Shoe	0.4
Agricultural Chemicals	0.4
Diversified Operations/Commercial Services	0.4
U.S. Government Treasuries	0.4
Publishing-Newspapers	0.4
Building & Construction-Misc.	0.4
Apparel Manufacturers	0.3
Telecom Services	0.3
Metal Processors & Fabrication	0.3
Dental Supplies & Equipment	0.3
Machinery-Construction & Mining	0.3
Broadcast Services/Program	0.3
Retail-Misc./Diversified	0.3
E-Commerce/Products	0.3
Industrial Gases	0.3
Retail-Jewelry	0.3
Oil Field Machinery & Equipment	0.3
Computers-Memory Devices	0.3
Non-Hazardous Waste Disposal	0.3
Publishing-Periodicals	0.3
Finance-Investment Banker/Broker	0.3
Retail-Bedding	0.3
Oil Refining & Marketing	0.3
Metal-Copper	0.3
Photo Equipment & Supplies	0.3
Food-Baking	0.2
Gas-Transportation	0.2
Electronics-Military	0.2
Retail-Restaurants	0.2
Respiratory Products	0.2
Television	0.2
Building-Heavy Construction	0.2
Office Supplies & Forms	0.2
Medical-Generic Drugs	0.2
Diversified Operations	0.2
Airport Development/Maintenance	0.2
Industrial Automated/Robotic	0.2
Theaters	0.2
Retail-Office Supplies	0.2
Transport-Truck	0.2
Water	0.1
Motorcycle/Motor Scooter	0.1
Office Automation & Equipment	0.1
Distribution/Wholesale	0.1
Machine Tools & Related Products	0.1
Home Decoration Products	0.1
Multilevel Direct Selling	0.1
Banks-Fiduciary	0.1
Advertising Agencies	0.1
Real Estate Management/Services	0.1
Audio/Video Products	0.1
Consulting Services	0.1
Electronic Measurement Instruments	0.1
Building-Residential/Commercial	0.1
Machinery-Farming	0.1
Finance-Leasing Companies	0.1
Coffee	0.1
Resorts/Theme Parks	0.1
Retail-Discount	0.1
Retail-Auto Parts	0.1
Retail-Building Products	0.1
Security Services	0.1
Machinery-Electrical	0.1
Silver Mining	0.1
Textile-Products	0.1
Building Products-Doors & Windows	0.1
Therapeutics	0.1
Steel Pipe & Tube	0.1
Engineering/R&D Services	0.1
Containers-Paper/Plastic	0.1
Steel-Producers	0.1
Mining Services	0.1
Bicycle Manufacturing	0.1
Tools-Hand Held	0.1
Schools	0.1
Electronic Connectors	0.1

102.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Japan	$—	$21,989,355	$—	$21,989,355
United Kingdom	—	23,880,890	—	23,880,890
United States	128,351,328	—	—	128,351,328
Other Countries*	20,851,694	59,995,211	0	80,846,905
Preferred Stock	—	838,697	—	838,697
Short Term Investment Securities:
Registered Investment Companies	8,789,156	—	—	8,789,156
Time Deposits	—	7,234,000	—	7,234,000
U.S. Government Treasuries	—	899,829	—	899,829
Other Financial Instruments:†
Open Futures Contracts - Appreciation	378,975	—	—	378,975

Total	$158,371,153	$114,837,982	$0	$273,209,135

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of as of the end of the reporting period. Securities held at the beginning of the period currently valued at $98,228,126 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount(5)	Value (Note 1)
COMMON STOCK - 62.5%
Austria - 0.2%

Telekom Austria AG(1)	90,397	$720,761

Canada - 0.6%

Talisman Energy, Inc.	200,900	2,792,118

China - 0.7%

China Telecom Corp., Ltd.(1)	6,362,000	3,536,007

France - 5.7%

Alstom SA(1)	34,400	1,221,097
AXA SA(1)	187,845	2,708,168
BNP Paribas SA(1)	130,340	5,636,616
Cie Generale des Etablissements Michelin(1)	26,820	1,917,740
Credit Agricole SA†(1)	226,370	1,313,968
France Telecom SA ADR	158,022	2,196,506
Ipsen SA(1)	4,840	115,720
Sanofi(1)	66,672	5,445,478
Thales SA(1)	39,380	1,305,523
Total SA(1)	74,920	3,733,288
Vivendi SA(1)	63,337	1,239,465

		26,833,569

Germany - 3.9%

Deutsche Lufthansa AG(1)	113,440	1,397,196
Deutsche Post AG(1)	110,417	2,140,922
E.ON AG(1)	65,557	1,505,023
Merck KGaA(1)	32,690	3,736,987
Muenchener Rueckversicherungs AG(1)	24,440	3,618,150
SAP AG ADR#	23,680	1,554,829
Siemens AG ADR	44,820	4,225,630

		18,178,737

Hong Kong - 0.2%

Citic Pacific, Ltd.(1)	866,700	1,063,670

Ireland - 0.6%

CRH PLC(1)	161,601	2,849,597

Italy - 1.6%

Eni SpA(1)	161,966	3,581,050
Intesa Sanpaolo SpA(1)	578,643	905,288
UniCredit SpA†(1)	826,841	3,256,998

		7,743,336

Japan - 3.5%

ITOCHU Corp.#(1)	250,900	2,558,125
Konica Minolta Holdings, Inc.(1)	224,000	1,670,076
Nissan Motor Co., Ltd.#(1)	288,900	2,713,938
NKSJ Holdings, Inc.(1)	126,099	2,285,410
Toyota Motor Corp. ADR	49,290	3,924,470
Trend Micro, Inc.(1)	126,100	3,518,036

		16,670,055

Netherlands - 2.4%

Akzo Nobel NV(1)	66,540	3,827,711
ING Groep NV CVA†(1)	324,411	2,468,899
Koninklijke Philips Electronics NV(1)	124,876	2,866,909
Reed Elsevier NV(1)	160,793	2,096,503

		11,260,022

Norway - 1.8%

Statoil ASA(1)	162,680	4,176,130
Telenor ASA(1)	238,182	4,351,894

		8,528,024

Singapore - 2.0%

DBS Group Holdings, Ltd.(1)	421,095	4,888,204
Singapore Telecommunications, Ltd.(1)	1,386,000	3,772,107
Singapore Telecommunications, Ltd.-10(1)	200,000	541,185

		9,201,496

South Korea - 2.0%

KB Financial Group, Inc. ADR	48,610	1,573,020
POSCO ADR	26,790	2,183,385
Samsung Electronics Co., Ltd.(1)	5,164	5,640,526

		9,396,931

Spain - 0.8%

Repsol SA(1)	85,413	1,567,464
Telefonica SA ADR	175,719	2,207,031

		3,774,495

Switzerland - 3.4%

ACE, Ltd.	28,577	2,106,982
Credit Suisse Group AG(1)	145,820	2,806,014
Lonza Group AG(1)	15,820	731,487
Novartis AG(1)	28,780	1,694,990
Roche Holding AG(1)	27,090	4,928,593
Swiss Re AG(1)	59,170	3,705,260

		15,973,326

Taiwan - 0.6%

Taiwan Semiconductor Manufacturing Co., Ltd.(1)	962,914	2,683,124

Thailand - 0.4%

Bangkok Bank PCL(1)	331,400	2,043,238

Turkey - 0.2%

Turkcell Iletisim Hizmet AS ADR†	73,110	1,082,028

United Kingdom - 9.5%

Aviva PLC(1)	597,630	3,097,856
BAE Systems PLC(1)	460,659	2,324,742
BP PLC(1)	390,345	2,729,952
G4S PLC(1)	638,473	2,561,340
GlaxoSmithKline PLC(1)	196,186	4,436,013
HSBC Holdings PLC(1)	523,183	4,543,961
Kingfisher PLC(1)	536,060	2,347,072
Lloyds Banking Group PLC†(1)	7,084,600	3,730,647
Marks & Spencer Group PLC(1)	561,370	3,190,936
Rexam PLC(1)	573,720	3,853,904
Royal Dutch Shell PLC, Class B(1)	109,706	3,958,653
TESCO PLC(1)	642,550	3,434,999
Vodafone Group PLC ADR	155,237	4,489,454

		44,699,529

United States - 22.4%

American Express Co.	58,320	3,400,056
Amgen, Inc.	54,350	4,561,052
Applied Materials, Inc.#	128,480	1,501,931
Baker Hughes, Inc.#	57,060	2,601,936
Bank of New York Mellon Corp.#	144,040	3,246,662

Brocade Communications Systems, Inc.†		223,630	1,297,054
Chesapeake Energy Corp.#		132,730	2,568,325
Chevron Corp.#		34,600	3,880,736
Cisco Systems, Inc.		260,500	4,970,340
Citigroup, Inc.#		95,890	2,848,892
Comcast Corp., Special Class A#		158,795	5,219,592
CVS Caremark Corp.#		96,880	4,412,884
Electronic Arts, Inc.†		67,370	898,042
Forest Laboratories, Inc.†		44,090	1,529,482
Gilead Sciences, Inc.†#		60,190	3,472,361
Halliburton Co.#		51,570	1,689,433
Home Depot, Inc.		28,940	1,642,345
Isis Pharmaceuticals, Inc.†#		45,180	614,900
JPMorgan Chase & Co.		87,870	3,263,492
Medtronic, Inc.#		75,340	3,063,324
Merck & Co., Inc.		122,150	5,258,557
Microsoft Corp.		100,794	3,106,471
News Corp., Class A#		96,847	2,265,251
Onyx Pharmaceuticals, Inc.†		18,990	1,365,761
Pfizer, Inc.		250,479	5,976,429
PG&E Corp.		53,510	2,322,869
Quest Diagnostics, Inc.#		56,780	3,433,487
SAIC, Inc.#		197,160	2,407,324
Sprint Nextel Corp.†		529,340	2,567,299
Symantec Corp.†		183,540	3,272,518
Target Corp.		66,313	4,250,000
Time Warner Cable, Inc.#		51,058	4,534,972
Time Warner, Inc.#		52,872	2,196,832
United Parcel Service, Inc., Class B#		39,650	2,926,566
Watson Pharmaceuticals, Inc.†#		34,720	2,824,472

			105,391,647

Total Common Stock
(cost $295,944,669)			294,421,710

PREFERRED STOCK - 0.9%
Brazil - 0.9%

Petroleo Brasileiro SA ADR		101,090	2,080,432
Vale SA ADR		140,220	2,260,347

Total Preferred Stock
(cost $4,913,519)			4,340,779

FOREIGN GOVERNMENT AGENCIES - 30.1%
Australia - 1.4%

New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 08/01/2013	AUD	2,260,000	2,383,461
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/2013	AUD	2,545,000	2,699,254
Western Australia Treasury Corp. Local Government Guar. 8.00% due 06/15/2013	AUD	1,348,000	1,444,327

			6,527,042

Brazil - 3.2%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/2015(2)	BRL	5,698,239	3,060,486
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/2016(2)	BRL	1,005,059	542,389
Brazil Nota do Tesouro Nacional Bonds 6.00% due 08/15/2018(2)	BRL	955,132	528,630
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/2045(2)	BRL	10,311,084	6,592,293
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/2014	BRL	2,950,000	1,513,365
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/2017	BRL	5,200,000	2,693,190

			14,930,353

Hungary - 1.2%

Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	156,949
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	535,383
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	808,433
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	2,665,678
Republic of Hungary Senior Bonds 6.25% due 01/29/2020#		910,000	960,050
Republic of Hungary Senior Notes 6.38% due 03/29/2021		400,000	426,000

			5,552,493

Iceland - 0.1%

Republic of Iceland Bonds 5.88% due 05/11/2022*		500,000	530,000

Indonesia - 1.5%

Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	334,748
Republic of Indonesia Senior Bonds 9.50% due 07/15/2023	IDR	7,720,000,000	1,003,568
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	1,280,000,000	172,014
Republic of Indonesia Senior Bonds 10.25% due 07/15/2027	IDR	1,640,000,000	229,074

Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,812,559
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	15,947,000,000	2,408,365
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	8,530,000,000	1,315,450

			7,275,778

Ireland - 2.9%

Republic of Ireland Bonds 4.40% due 06/18/2019	EUR	204,000	235,243
Republic of Ireland Notes 4.50% due 10/18/2018	EUR	159,000	187,691
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	701,000	806,772
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	142,000	178,618
Republic of Ireland Notes 5.00% due 10/18/2020	EUR	3,920,000	4,649,533
Republic of Ireland Notes 5.40% due 03/13/2025	EUR	3,798,000	4,497,184
Republic of Ireland Bonds 5.50% due 10/18/2017	EUR	1,756,000	2,234,097
Republic of Ireland Bonds 5.90% due 10/18/2019	EUR	581,000	730,709

			13,519,847

Israel - 0.5%

State of Israel Bonds 3.50% due 09/30/2013	ILS	7,920,000	2,065,006
State of Israel Bonds 5.00% due 03/31/2013	ILS	1,734,000	448,137

			2,513,143

Lithuania - 1.0%

Republic of Lithuania Notes 6.13% due 03/09/2021*		240,000	274,800
Republic of Lithuania Senior Bonds 7.38% due 02/11/2020*		3,560,000	4,334,300

			4,609,100

Malaysia - 0.8%

Government of Malaysia Senior Bonds 3.21% due 05/31/2013	MYR	220,000	70,523
Government of Malaysia Bonds 3.43% due 08/15/2014	MYR	195,000	62,899
Government of Malaysia Senior Bonds 3.46% due 07/31/2013	MYR	7,745,000	2,489,369
Government of Malaysia Senior Notes 3.70% due 05/15/2013	MYR	130,000	41,808
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	1,020,906
Government of Malaysia Senior Notes 5.09% due 04/30/2014	MYR	385,000	127,348
Government of Malaysia Senior Notes 8.00% due 10/30/2013	MYR	20,000	6,763

			3,819,616

Mexico - 2.9%

United Mexican States Bonds 2.50% due 12/10/2020(2)	MXN	2,000,535	163,743
United Mexican States Bonds 3.50% due 12/14/2017(2)	MXN	3,838,348	329,751
United Mexican States Bonds 4.00% due 06/13/2019(2)	MXN	2,565,280	229,868
United Mexican States Bonds 4.50% due 12/18/2014(2)	MXN	1,578,413	130,596
United Mexican States Bonds 5.00% due 06/16/2016(2)	MXN	4,010,643	352,711
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,620,317
United Mexican States Bonds 8.00% due 12/19/2013	MXN	49,600,000	3,912,716
United Mexican States Bonds 8.00% due 12/17/2015	MXN	53,000,000	4,394,350
United Mexican States Bonds 9.00% due 12/20/2012	MXN	4,600,000	352,865
United Mexican States Bonds 9.00% due 06/20/2013	MXN	30,506,000	2,388,810

			13,875,727

Norway - 0.1%

Kingdom of Norway Bonds 6.50% due 05/15/2013	NOK	2,050,000	365,653

Poland - 3.9%

Government of Poland Bonds zero coupon due 01/25/2013	PLN	2,780,000	825,453
Government of Poland Bonds zero coupon due 07/25/2013	PLN	1,390,000	404,506
Government of Poland Bonds zero coupon due 01/25/2014	PLN	13,585,000	3,874,695
Government of Poland Bonds zero coupon due 07/25/2014	PLN	50,000	13,992
Government of Poland Bonds 5.00% due 10/24/2013	PLN	14,155,000	4,309,752
Government of Poland Bonds 5.25% due 04/25/2013	PLN	3,175,000	964,005
Government of Poland Bonds 5.50% due 04/25/2015	PLN	2,700,000	843,816
Government of Poland Bonds 5.75% due 04/25/2014	PLN	10,340,000	3,199,057
Government of Poland Bonds 6.25% due 10/24/2015	PLN	12,495,000	4,003,769

			18,439,045

Russia - 1.6%

Russian Federation Senior Bonds 7.50% due 03/31/2030*(3)		6,098,680	7,608,103

Singapore - 0.5%

Republic of Singapore Senior Notes 0.25% due 02/01/2014	SGD	2,950,000	2,367,391

South Korea - 4.1%

KDICB Redemption Fund Government Guar. Bonds 5.28% due 02/15/2013	KRW	1,104,000,000	983,199
Republic of South Korea Bonds 3.00% due 12/10/2013	KRW	7,187,200,000	6,349,738
Republic of South Korea Senior Bonds 3.75% due 06/10/2013	KRW	4,438,000,000	3,971,817
Republic of South Korea Senior Bonds 4.25% due 12/10/2012	KRW	1,852,400,000	1,638,438
Republic of South Korea Senior Bonds 5.25% due 09/10/2012	KRW	6,755,000,000	5,955,390
Republic of South Korea Senior Bonds 5.25% due 03/10/2013	KRW	622,970,000	569,566

			19,468,148

SupraNational - 0.1%

European Investment Bank Senior Notes 4.50% due 05/15/2013	NOK	3,000,000	528,645

Sweden - 2.7%

Kingdom of Sweden Bonds 1.50% due 08/30/2013	SEK	39,270,000	5,954,367
Kingdom of Sweden Bonds 5.50% due 10/08/2012#	SEK	44,580,000	6,757,483

			12,711,850

Ukraine - 0.8%

Government of Ukraine Senior Notes 7.95% due 02/23/2021#*		770,000	725,725
Government of Ukraine Notes 9.25% due 07/24/2017*		3,210,000	3,255,970

			3,981,695

Venezuela - 0.3%

Republic of Venezuela Senior Notes 10.75% due 09/19/2013		1,415,000	1,464,525

Vietnam - 0.4%

Republic of Vietnam Senior Bonds 6.75% due 01/29/2020*		1,695,000	1,843,312

Total Foreign Government Agencies
(cost $137,379,806)			141,931,466

FOREIGN GOVERNMENT TREASURIES - 0.8%
South Korea - 0.8%

Bank of Korea Senior Notes 3.28% due 06/02/2014	KRW	518,420,000	460,644
Bank of Korea Senior Notes 3.47% due 02/02/2014	KRW	297,530,000	264,653
Bank of Korea Senior Notes 3.48% due 12/02/2013	KRW	216,400,000	192,319
Bank of Korea Senior Notes 3.59% due 10/02/2013	KRW	126,230,000	112,193
Bank of Korea Senior Notes 3.59% due 04/02/2014	KRW	437,290,000	390,059

Bank of Korea Senior Notes 3.76% due 06/02/2013	KRW	72,140,000	64,027
Bank of Korea Senior Notes 3.83% due 04/02/2013	KRW	45,080,000	39,961
Republic of South Korea Senior Notes 3.90% due 08/02/2013	KRW	2,695,250,000	2,398,492

Total Foreign Government Treasuries
(cost $3,879,562)			3,922,348

MUNICIPAL BONDS & NOTES - 0.2%
United States - 0.2%

California State General Obligation Bonds 7.63% due 03/01/2040 (cost $788,379)		685,000	921,359

Total Long-Term Investment Securities
(cost $442,905,935)			445,537,662

SHORT-TERM INVESTMENT SECURITIES - 10.0%
Foreign Government Treasuries - 1.5%
Australia Treasury Bills
3.32% due 10/26/2012	AUD	545,000	560,268
3.33% due 10/26/2012	AUD	1,110,000	1,141,098
3.42% due 09/07/2012	AUD	835,000	862,197

			2,563,563

Bank Negara Malaysia Monetary Notes
2.82% due 10/18/2012	MYR	1,300,000	414,585
2.83% due 09/27/2012	MYR	190,000	60,688
2.83% due 10/25/2012	MYR	25,000	7,968
2.83% due 11/01/2012	MYR	10,000	3,186
2.83% due 01/10/2013	MYR	10,000	3,167
2.83% due 01/17/2013	MYR	20,000	6,331
2.83% due 02/19/2013	MYR	10,000	3,157
2.85% due 09/27/2012	MYR	980,000	313,023
2.85% due 02/19/2013	MYR	10,000	3,158
2.87% due 02/19/2013	MYR	1,300,000	410,448
2.87% due 03/22/2013	MYR	100,000	31,488
2.87% due 05/23/2013	MYR	100,000	31,340
2.87% due 05/31/2013	MYR	100,000	31,321
2.87% due 06/11/2013	MYR	160,000	50,077
2.87% due 07/11/2013	MYR	50,000	15,614
2.87% due 07/25/2013	MYR	500,000	155,964
2.87% due 08/06/2013	MYR	100,000	31,300
2.87% due 08/15/2013	MYR	110,000	34,254
2.87% due 08/27/2013	MYR	100,000	31,113
2.89% due 09/20/2012	MYR	1,800,000	575,238
2.89% due 01/10/2013	MYR	20,000	6,335
2.89% due 06/18/2013	MYR	10,000	3,129
2.89% due 06/20/2013	MYR	130,000	40,661
2.90% due 01/15/2013	MYR	365,000	115,563
2.90% due 01/25/2013	MYR	10,000	3,164
2.90% due 03/07/2013	MYR	5,000	1,576
2.90% due 05/23/2013	MYR	755,000	236,619
2.92% due 06/18/2013	MYR	10,000	3,128
2.93% due 01/10/2013	MYR	440,000	139,367
2.93% due 01/17/2013	MYR	1,220,000	386,203
2.93% due 02/19/2013	MYR	210,000	66,303
2.94% due 06/18/2013	MYR	125,000	39,103
2.99% due 10/09/2012	MYR	80,000	25,525
2.99% due 10/16/2012	MYR	60,000	19,133
2.99% due 10/23/2012	MYR	80,000	25,496
2.99% due 12/04/2012	MYR	10,000	3,177
3.00% due 03/12/2013	MYR	55,000	17,333
3.02% due 11/22/2012	MYR	210,000	66,780
3.02% due 12/20/2012	MYR	10,000	3,173
3.03% due 12/11/2012	MYR	270,000	85,725
4.43% due 09/27/2012	MYR	85,000	27,150

			3,528,063

Bank of Korea
3.25% due 12/18/2012	KRW	112,700,000	99,422
3.28% due 06/09/2013	KRW	309,150,000	273,452
3.38% due 05/09/2013	KRW	451,000,001	398,992

			771,866

Total Foreign Government Treasuries
(cost $6,881,672)			6,863,492

Registered Investment Companies - 5.4%

State Street Navigator Securities Lending Prime Portfolio(4) (cost $25,926,929)		25,926,929	25,926,929

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012 (cost $1,813,000)		$1,813,000	1,813,000

U.S. Government Agencies - 2.7%

Federal Home Loan Bank Disc. Notes 0.00% due 09/04/2012 (cost $12,524,999)		12,525,000	12,524,999

Total Short-Term Investment Securities
(cost $47,146,600)			47,128,420

TOTAL INVESTMENTS -
(cost $490,052,535)(6)		104.5%	492,666,082
Liabilities in excess of other assets		(4.5)	(21,315,036)

NET ASSETS -		100.0%	$471,351,046

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $18,572,210 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $160,694,610 representing 34.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Principal amount of security is adjusted for inflation.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2012.
(4)	At August 31, 2012, the Fund had loaned securities with a total value of $25,456,021. This was secured by collateral of $25,926,929, which was received in cash and subsequently invested in short-term investments currently valued at $25,926,929 as reported in the portfolio of investments.

(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CVA - Certification Van aandelen (Dutch Cert.)

EUR - Euro Dollar

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Barclays Investments, Inc.	EUR	82,816	USD	116,282	09/10/2012	$ 12,111	$ —
	EUR	80,778	USD	112,928	09/12/2012	11,318	—
	EUR	230,698	USD	315,554	09/14/2012	25,356	—
	EUR	54,521	USD	75,577	09/19/2012	6,991	—
	EUR	131,194	USD	178,492	09/24/2012	13,445	—
	EUR	45,404	USD	62,390	10/24/2012	5,250	—
	EUR	345,709	USD	479,637	10/25/2012	44,563	—
	EUR	462,350	USD	589,658	01/14/2013	7,153	—
	EUR	375,660	USD	479,342	01/22/2013	6,002	—
	EUR	685,556	USD	845,822	02/04/2013	—	(18,155)
	EUR	3,039,000	USD	4,032,753	02/11/2013	202,447	—
	EUR	271,769	USD	360,502	03/07/2013	17,852	—
	EUR	437,439	USD	575,189	03/11/2013	23,631	—
	EUR	130,161	USD	170,823	03/15/2013	6,697	—
	EUR	72,605	USD	96,376	03/21/2013	4,818	—
	EUR	188,102	USD	251,069	04/05/2013	13,818	—
	EUR	154,000	USD	188,696	07/16/2013	—	(5,815)
	EUR	181,000	USD	223,535	07/19/2013	—	(5,089)
	EUR	221,308	USD	273,591	08/05/2013	—	(6,017)
	EUR	214,240	USD	268,271	08/23/2013	—	(2,478)
	EUR	907,853	NOK	6,799,000	08/26/2013	10,945	—
	EUR	290,394	USD	363,817	08/26/2013	—	(3,190)
	USD	1,067,086	AUD	1,064,000	12/12/2012	22,523	—
	USD	156,143	CLP	77,400,000	02/13/2013	1,580	—
	USD	1,063,990	SGD	1,318,751	02/13/2013	—	(5,451)
	USD	389,652	SGD	485,000	02/19/2013	—	(334)
	USD	402,319	CLP	200,300,000	03/01/2013	5,074	—

						441,574	(46,529)

Citibank N.A.	EUR	134,537	USD	187,298	10/26/2012	17,982	—
	EUR	1,203,000	USD	1,540,802	01/10/2013	25,254	—
	EUR	375,660	USD	479,184	01/14/2013	5,898	—
	EUR	2,172,000	USD	2,840,802	02/08/2013	103,367	—
	EUR	795,744	USD	1,046,555	03/08/2013	43,257	—
	EUR	89,576	USD	117,625	03/19/2013	4,669	—
	EUR	157,344	USD	207,593	03/26/2013	9,163	—
	EUR	97,289	USD	121,434	08/08/2013	—	(1,489)
	EUR	27,522	USD	34,395	08/09/2013	—	(380)
	USD	1,476,162	AUD	1,433,000	09/19/2012	2,419	—
	USD	657,318	CLP	327,410,000	02/25/2013	8,921	—
	USD	315,927	CLP	159,543,000	04/29/2013	6,458	—
	USD	150,005	CLP	79,240,000	05/31/2013	9,553	—

						236,941	(1,869)

Credit Suisse AG	USD	494,357	SGD	622,000	03/26/2013	5,047	—

Deutsche Bank AG	AUD	1,917,000	USD	1,925,674	12/10/2012	—	(37,794)
	CLP	319,210,000	USD	631,574	01/24/2013	—	(20,444)
	CLP	452,780,000	USD	895,760	01/25/2013	—	(28,977)
	CLP	281,940,000	USD	557,469	01/28/2013	—	(18,148)
	CLP	91,080,000	USD	180,071	01/29/2013	—	(5,858)
	CLP	182,160,000	USD	360,100	01/30/2013	—	(11,715)
	CLP	169,990,000	USD	336,008	01/31/2013	—	(10,925)
	CLP	77,500,000	USD	152,761	02/11/2013	—	(5,204)
	CLP	228,220,000	USD	449,739	02/15/2013	—	(15,210)
	CLP	52,350,000	USD	105,972	03/01/2013	—	(504)
	CLP	372,560,000	USD	752,646	03/18/2013	—	(3,665)
	EUR	2,581,408	SEK	23,782,000	09/24/2012	340,981	—
	EUR	137,755	USD	186,837	11/19/2012	13,418	—

EUR	122,735	USD	154,677	11/29/2012	146	—
EUR	2,243,000	USD	2,880,236	01/14/2013	54,327	—
EUR	3,053,000	USD	4,035,731	02/11/2013	187,780	—
EUR	375,000	USD	495,450	02/14/2013	22,786	—
EUR	3,191,817	USD	4,297,782	03/01/2013	273,833	—
EUR	1,270,000	USD	1,671,688	03/08/2013	70,435	—
EUR	234,000	USD	308,669	03/26/2013	13,566	—
EUR	36,531	USD	48,813	03/28/2013	2,741	—
EUR	119,927	USD	159,914	04/02/2013	8,657	—
EUR	511,000	USD	682,522	04/04/2013	38,011	—
EUR	133,071	USD	174,544	04/11/2013	6,689	—
EUR	68,000	USD	86,071	05/29/2013	242	—
EUR	375,671	MYR	1,491,000	07/18/2013	—	(4,628)
EUR	425,107	MYR	1,683,000	07/22/2013	—	(6,675)
EUR	133,000	USD	163,917	07/22/2013	—	(4,085)
EUR	120,000	USD	147,701	07/23/2013	—	(3,882)
EUR	552,097	MYR	2,164,000	07/25/2013	—	(15,631)
EUR	805,343	SEK	6,934,000	07/29/2013	19,066	—
EUR	686,000	USD	852,835	07/31/2013	—	(13,816)
EUR	80,784	USD	101,534	08/28/2013	—	(566)
INR	29,157,000	USD	527,251	09/04/2012	3,081	—
INR	11,044,000	USD	198,099	09/06/2012	—	(404)
JPY	691,920,000	USD	9,000,000	11/15/2012	157,235	—
JPY	686,286,000	USD	9,000,000	11/16/2012	229,154	—
USD	510,264	INR	29,157,000	09/04/2012	13,907	—
USD	232,706	INR	11,044,000	09/06/2012	—	(34,204)
USD	379,375	INR	21,477,000	09/07/2012	6,566	—
USD	1,495,583	ILS	5,519,000	09/10/2012	—	(121,110)
USD	103,479	INR	5,815,000	09/11/2012	929	—
USD	256,034	INR	14,554,000	09/18/2012	4,899	—
USD	234,162	INR	13,258,000	09/20/2012	3,437	—
USD	425,216	PHP	18,920,000	09/24/2012	24,159	—
USD	264,932	INR	15,233,000	09/25/2012	7,776	—
USD	528,634	PHP	23,022,000	10/04/2012	17,979	—
USD	632,055	PHP	27,526,000	10/05/2012	21,474	—
USD	519,150	PHP	22,596,000	10/09/2012	17,269	—
USD	1,449,126	ILS	5,469,000	10/10/2012	—	(88,901)
USD	177,559	INR	10,114,000	10/11/2012	2,906	—
USD	415,369	PHP	18,081,000	10/11/2012	13,842	—
USD	90,051	INR	5,110,000	10/12/2012	1,108	—
USD	123,345	PHP	5,384,000	10/12/2012	4,458	—
USD	124,014	MYR	394,093	10/15/2012	1,753	—
USD	111,701	PHP	4,878,000	10/19/2012	4,067	—
USD	446,633	PHP	19,500,000	10/22/2012	16,118	—
USD	154,101	INR	7,960,000	10/29/2012	—	(12,594)
USD	326,848	INR	16,813,000	10/31/2012	—	(28,082)
USD	104,070	PHP	4,500,000	11/14/2012	2,639	—
USD	276,307	INR	15,617,000	11/26/2012	—	(142)
USD	194,831	INR	11,044,000	12/06/2012	111	—
USD	1,901,837	AUD	1,917,000	12/10/2012	61,631	—
USD	2,826,472	EUR	2,243,000	01/14/2013	—	(562)
USD	110,028	PHP	4,819,000	01/22/2013	4,040	—
USD	626,455	CLP	319,210,000	01/24/2013	25,563	—
USD	892,428	CLP	452,780,000	01/25/2013	32,309	—
USD	557,150	CLP	281,940,000	01/28/2013	18,467	—
USD	179,993	CLP	91,080,000	01/29/2013	5,937	—
USD	356,652	CLP	182,160,000	01/30/2013	15,163	—
USD	332,336	CLP	169,990,000	01/31/2013	14,597	—
USD	292,074	PHP	12,603,000	01/31/2013	6,190	—
USD	502,618	SGD	624,000	02/07/2013	—	(1,766)
USD	999,421	SGD	1,242,000	02/08/2013	—	(2,525)
USD	156,093	CLP	77,500,000	02/11/2013	1,871	—
USD	1,157,344	MYR	3,542,747	02/14/2013	—	(33,835)
USD	458,715	CLP	228,220,000	02/15/2013	6,233	—
USD	579,283	SGD	727,000	02/19/2013	4,293	—

	USD	271,346	CLP	136,080,000	02/25/2013	5,560	—
	USD	376,710	SGD	471,000	02/25/2013	1,387	—
	USD	309,698	CLP	156,410,000	02/26/2013	8,539	—
	USD	475,671	CLP	239,310,000	02/28/2013	11,123	—
	USD	234,867	SGD	294,500	02/28/2013	1,549	—
	USD	104,376	CLP	52,350,000	03/01/2013	2,099	—
	USD	4,203,304	EUR	3,191,817	03/01/2013	—	(179,355)
	USD	343,488	CLP	171,950,000	03/04/2013	6,120	—
	USD	345,802	CLP	171,950,000	03/06/2013	3,726	—
	USD	382,763	CLP	190,310,000	03/07/2013	4,043	—
	USD	376,813	CLP	189,160,000	03/08/2013	7,613	—
	USD	361,217	CLP	184,040,000	03/13/2013	12,598	—
	USD	736,867	CLP	372,560,000	03/18/2013	19,444	—
	USD	598,673	SGD	758,100	03/19/2013	9,980	—
	USD	650,773	SGD	816,200	03/21/2013	4,534	—
	USD	354,583	CLP	179,490,000	03/29/2013	9,347	—
	USD	375,320	CLP	190,700,000	04/03/2013	11,126	—
	USD	394,521	INR	21,429,000	04/12/2013	—	(24,444)
	USD	840,236	INR	45,950,000	04/15/2013	—	(47,067)
	USD	194,377	INR	10,622,000	04/22/2013	—	(11,230)
	USD	383,868	INR	21,520,000	04/26/2013	—	(13,055)
	USD	85,866	EUR	68,000	05/29/2013	—	(37)
	USD	64,385	MYR	206,200	06/21/2013	664	—
	USD	282,346	MYR	912,824	07/12/2013	5,391	—
	USD	1,095,738	MYR	3,540,000	07/15/2013	20,002	—
	USD	502,745	MYR	1,621,000	07/18/2013	8,105	—
	USD	798,763	MYR	2,557,000	07/22/2013	6,942	—
	USD	966,068	MYR	3,109,000	07/25/2013	13,460	—

						1,977,191	(807,040)

HSBC Securities, Inc.	EUR	1,801,000	USD	2,473,289	10/17/2012	206,965	—
	EUR	372,921	USD	501,356	12/07/2012	31,774	—
	EUR	1,585,000	USD	2,074,464	02/08/2013	76,842	—
	EUR	686,000	USD	848,822	08/02/2013	—	(17,855)
	INR	33,693,000	USD	604,668	09/04/2012	—	(1,049)
	USD	585,024	INR	33,693,000	09/04/2012	20,693	—
	USD	101,351	INR	5,733,000	09/10/2012	1,606	—
	USD	257,183	INR	14,470,000	09/13/2012	2,516	—
	USD	177,530	INR	10,230,000	09/27/2012	5,535	—
	USD	86,929	PHP	3,800,000	09/28/2012	3,314	—
	USD	70,623	PHP	3,100,000	10/03/2012	2,983	—
	USD	418,933	PHP	18,467,000	10/04/2012	19,530	—
	USD	620,635	PHP	27,532,000	10/05/2012	33,037	—
	USD	624,474	PHP	27,159,000	10/11/2012	20,232	—
	USD	205,729	PHP	8,977,000	10/15/2012	7,344	—
	USD	409,499	PHP	17,658,000	10/19/2012	9,576	—
	USD	157,985	INR	8,148,000	10/29/2012	—	(13,136)
	USD	235,918	INR	12,138,000	10/31/2012	—	(20,227)
	USD	319,179	INR	18,021,000	11/26/2012	—	(502)
	USD	594,742	INR	33,693,000	12/04/2012	203	—
	USD	407,298	PHP	17,658,000	01/28/2013	10,624	—
	USD	502,415	SGD	624,000	02/07/2013	—	(1,563)
	USD	848,509	SGD	1,053,000	02/14/2013	—	(3,278)
	USD	289,554	MYR	892,000	02/19/2013	—	(6,734)
	USD	1,107,276	MXN	14,850,450	03/08/2013	—	(1,607)
	USD	686,081	SGD	867,000	03/19/2013	10,005	—
	USD	519,770	SGD	652,000	03/21/2013	3,705	—
	USD	275,713	MYR	883,000	07/31/2013	2,423	—
	USD	1,950,294	KRW	2,228,406,400	08/09/2013	—	(12,028)
	USD	571,483	MYR	1,800,000	08/12/2013	—	(4,756)
	USD	291,947	SGD	363,500	08/15/2013	195	—
	USD	291,968	SGD	363,500	08/19/2013	183	—

						469,285	(82,735)

JPMorgan Chase & Co.	EUR	548,072	USD	699,038	01/14/2013	8,534	—
	EUR	1,064,000	USD	1,404,267	02/19/2013	63,066	—
	EUR	729,000	USD	957,141	04/12/2013	37,575	—

	EUR	551,773	MYR	2,164,000	07/29/2013	—	(15,366)
	EUR	686,000	USD	851,738	07/31/2013	—	(14,914)
	EUR	112,835	USD	142,141	08/29/2013	—	(469)
	SGD	870,000	USD	693,780	09/19/2012	—	(4,169)
	USD	857,481	SGD	1,086,000	09/19/2012	13,752	—
	USD	166,713	PHP	7,272,000	10/09/2012	5,922	—
	USD	206,809	PHP	9,021,000	10/11/2012	7,334	—
	USD	286,767	INR	16,267,000	10/12/2012	3,426	—
	USD	291,283	PHP	12,598,000	10/12/2012	7,762	—
	USD	503,971	PHP	21,971,000	10/15/2012	17,522	—
	USD	91,330	INR	5,104,000	10/19/2012	—	(408)
	USD	225,466	PHP	9,792,000	10/22/2012	6,906	—
	USD	219,930	PHP	9,466,000	10/29/2012	4,662	—
	USD	753,378	MYR	2,432,356	12/17/2012	19,907	—
	USD	439,654	PHP	19,234,000	01/22/2013	15,625	—
	USD	190,774	CLP	96,770,000	01/30/2013	6,748	—
	USD	221,113	INR	11,460,000	02/06/2013	—	(21,035)
	USD	141,700	CLP	70,000,000	02/21/2013	808	—
	USD	237,638	CLP	118,700,000	02/22/2013	3,988	—
	USD	64,220	CLP	32,200,000	02/28/2013	1,280	—
	USD	141,483	CLP	70,600,000	03/21/2013	1,790	—
	USD	237,938	MYR	740,795	04/19/2013	—	(3,640)
	USD	681,278	MYR	2,123,000	04/23/2013	—	(9,931)
	USD	195,456	CLP	98,979,000	04/29/2013	4,548	—
	USD	328,375	INR	18,302,000	04/29/2013	—	(13,164)
	USD	273,014	INR	15,247,000	04/30/2013	—	(10,460)
	USD	1,737,023	MYR	5,625,000	06/28/2013	37,006	—
	USD	1,011,730	MYR	3,269,000	07/29/2013	18,053	—
	USD	1,467,735	SGD	1,831,000	07/31/2013	3,649	—
	USD	63,532	MYR	200,000	08/27/2013	—	(598)

						289,863	(94,154)

Morgan Stanley and Co., Inc.	EUR	147,275	SEK	1,283,353	07/16/2013	5,883	—
	EUR	126,818	SEK	1,094,428	07/22/2013	3,429	—
	USD	39,815	PHP	1,720,000	10/29/2012	994	—
	USD	290,028	CLP	152,700,000	01/14/2013	22,246	—
	USD	258,102	CLP	130,090,000	02/04/2013	7,273	—
	USD	129,332	CLP	63,890,000	02/11/2013	892	—
	USD	347,761	CLP	171,620,000	02/13/2013	1,960	—
	USD	298,253	CLP	149,380,000	02/25/2013	5,717	—
	USD	322,800	CLP	161,400,000	02/27/2013	5,551	—
	USD	149,169	CLP	76,300,000	03/11/2013	5,843	—
	USD	491,146	SGD	621,300	03/26/2013	7,696	—
	USD	343,696	CLP	174,340,000	04/15/2013	9,131	—
	USD	308,228	CLP	156,210,000	04/19/2013	7,769	—
	USD	152,401	CLP	77,900,000	05/13/2013	4,767	—
	USD	536,310	CLP	280,490,000	05/22/2013	29,041	—
	USD	1,179,815	SGD	1,467,690	08/01/2013	—	(376)

						118,192	(376)

UBS AG	EUR	214,699	USD	294,288	09/17/2012	24,207	—
	EUR	711,204	NOK	5,605,000	11/08/2012	69,595	—
	EUR	701,089	USD	952,710	11/19/2012	70,110	—
	EUR	195,111	USD	261,244	12/10/2012	15,550	—
	EUR	2,118,000	USD	2,709,134	01/11/2013	40,824	—
	EUR	866,907	USD	1,104,786	01/14/2013	12,588	—
	EUR	664,629	USD	868,205	01/25/2013	30,721	—
	EUR	177,000	USD	232,153	02/01/2013	9,097	—
	EUR	1,629,000	USD	2,129,755	02/08/2013	76,678	—
	EUR	1,210,000	USD	1,610,183	02/13/2013	85,076	—
	EUR	1,064,000	USD	1,405,384	02/19/2013	64,183	—
	EUR	849,000	USD	1,122,531	02/21/2013	52,312	—
	EUR	1,065,709	SEK	9,282,820	07/16/2013	42,008	—
	EUR	685,000	USD	843,098	08/01/2013	—	(22,303)
	EUR	1,062,010	SEK	9,000,000	08/26/2013	1,999	—
	EUR	1,333,312	USD	1,668,240	08/26/2013	—	(16,832)

						594,948	(39,135)

Net Unrealized Appreciation(Depreciation)						$4,133,041	$(1,071,838)

Currency Legend

AUD - Australian Dollar

CLP - Chilean Peso

EUR - Euro Dollar

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PHP - Philippine Peso

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
Sovereign	30.5%
Medical-Drugs	6.9
Diversified Banking Institutions	5.9
Registered Investment Companies	5.5
Oil Companies-Integrated	5.3
Telecom Services	2.8
U.S. Government Agencies	2.7
Cable/Satellite TV	2.1
Cellular Telecom	1.7
Medical-Biomedical/Gene	1.7
Foreign Government Treasuries	1.7
Banks-Commercial	1.7
Insurance-Reinsurance	1.6
Internet Security	1.4
Auto-Cars/Light Trucks	1.4
Electronic Components-Semiconductors	1.2
Insurance-Life/Health	1.2
Telephone-Integrated	1.2
Oil Companies-Exploration & Production	1.1
Transport-Services	1.1
Networking Products	1.1
Insurance-Multi-line	1.0
Multimedia	1.0
Oil-Field Services	1.0
Retail-Drug Store	0.9
Retail-Discount	0.9
Diversified Manufacturing Operations	0.9
Retail-Building Products	0.8
Containers-Metal/Glass	0.8
Electric-Integrated	0.8
Chemicals-Diversified	0.8
Aerospace/Defense	0.8
Food-Retail	0.7
Medical Labs & Testing Services	0.7
Finance-Credit Card	0.7
Banks-Fiduciary	0.7
Retail-Major Department Stores	0.7
Applications Software	0.7
Medical Instruments	0.7
Electronic Components-Misc.	0.6
Building Products-Cement	0.6
Medical-Generic Drugs	0.6
Semiconductor Components-Integrated Circuits	0.6
Security Services	0.5
Import/Export	0.5
Consulting Services	0.5
Insurance-Property/Casualty	0.5
Metal-Iron	0.5
Steel-Producers	0.5
Publishing-Books	0.5
Therapeutics	0.4
Rubber-Tires	0.4
Time Deposits	0.4
Photo Equipment & Supplies	0.4
Diversified Financial Services	0.3
Enterprise Software/Service	0.3
Semiconductor Equipment	0.3
Airlines	0.3
Computers-Integrated Systems	0.3
Machinery-General Industrial	0.2
Steel-Specialty	0.2
U.S. Municipal Bonds & Notes	0.2
Entertainment Software	0.2
Chemicals-Specialty	0.2
SupraNational Banks	0.1

104.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
France	$2,196,506	$24,637,063	$—	$26,833,569
United Kingdom	4,489,454	40,210,075	—	44,699,529
United States	105,391,647	—	—	105,391,647
Other Countries*	21,649,491	95,847,474	—	117,496,965
Preferred Stock	4,340,779	—	—	4,340,779
Foreign Government Agencies	—	141,931,466	—	141,931,466
Foreign Government Treasuries	—	3,922,348	—	3,922,348
Municipal Bonds & Notes	—	921,359	—	921,359
Short-Term Investment Securities:
Foreign Government Treasuries	—	6,863,492	—	6,863,492
Registered Investment Companies	25,926,929	—	—	25,926,929
Time Deposits	—	1,813,000	—	1,813,000
U.S. Government Agencies	—	12,524,999	—	12,524,999
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	4,133,041	—	4,133,041

Total	$163,994,806	$332,804,317	$—	$496,799,123

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$1,071,838	$—	$1,071,838

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $149,759,884 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 0.9%
Diversified Financial Services - 0.9%

Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 2.14% due 08/15/2045(1)	$1,000,000	$127,628
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	389,398	424,666
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	230,103
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)(2)	419,000	417,441
WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	347,507

Total Asset Backed Securities
(cost $1,491,695)		1,547,345

U.S. CORPORATE BONDS & NOTES - 1.5%
Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	228,172

Banks-Super Regional - 0.1%

Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	240,663

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	241,939

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	269,980

Computers - 0.1%

Hewlett-Packard Co. Senior Notes 6.13% due 03/01/2014	200,000	214,010

Diversified Banking Institutions - 0.4%

Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	171,218
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	224,962
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	201,104

		597,284

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	268,150

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	238,798

Real Estate Investment Trusts - 0.1%

CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	210,072

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023*	89,000	90,930
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	23,793

		114,723

Total U.S. Corporate Bonds & Notes
(cost $2,491,295)		2,623,791

FOREIGN CORPORATE BONDS & NOTES - 8.1%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	260,850

Investment Companies - 7.7%

Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	12,000,000	13,290,204

Multimedia - 0.2%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	249,690

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	60,000	60,662

Total Foreign Corporate Bonds & Notes
(cost $13,630,209)		13,861,406

U.S. GOVERNMENT AGENCIES - 51.1%
Federal Farm Credit Bank - 3.0%

3.35% due 10/21/2025	1,500,000	1,621,732
4.88% due 12/16/2015	2,000,000	2,287,412
4.88% due 01/17/2017#	1,000,000	1,182,259

		5,091,403

Federal Home Loan Bank - 2.5%

4.75% due 09/11/2015	1,000,000	1,129,940
4.88% due 11/27/2013	2,000,000	2,114,360
5.38% due 06/14/2013#	1,000,000	1,040,115

		4,284,415

Federal Home Loan Mtg. Corp. - 16.5%
4.50% due 09/01/2019	226,741	244,938
4.50% due 09/01/2039	2,530,587	2,724,153
4.50% due 11/01/2039	1,285,049	1,383,343
4.50% due 02/01/2040	1,785,627	1,927,232
4.50% due 04/01/2040	158,471	171,038
4.50% due 06/01/2040	559,187	603,532
4.50% due 08/01/2040	1,742,349	1,880,523
4.50% due 03/01/2041	4,702,511	5,075,630

4.50% due 04/01/2041	628,744	680,767
4.50% due 06/01/2041	1,522,038	1,647,972
4.75% due 11/17/2015	3,000,000	3,412,569
5.00% due 12/14/2018	1,000,000	1,165,764
5.00% due 10/01/2034	137,967	150,806
5.50% due 12/01/2036	110,402	120,929
6.00% due 11/01/2033	252,769	283,192
6.50% due 02/01/2032	111,432	129,739
7.50% due 09/01/2016	9,790	9,817
8.00% due 02/01/2030	4,092	4,313
8.00% due 08/01/2030	789	981
8.00% due 06/01/2031	3,996	4,961
Federal Home Loan Mtg. Corp. FRS 5.38% due 12/01/2035	46,545	49,902
Federal Home Loan Mtg. Corp. REMIC
Series 3981, Class PA 3.00% due 04/15/2031	960,487	1,002,084
Series 4057, Class WY 3.50% due 06/15/2027	1,000,000	1,081,333
Series 3813, Class D 4.00% due 02/15/2026	1,000,000	1,123,137
Series 3917, Class B 4.50% due 08/15/2026	465,000	548,313
Series 3927, Class AY 4.50% due 09/15/2026	1,494,968	1,776,566
Series 3786, Class PB 4.50% due 07/15/2040	1,000,000	1,146,387

		28,349,921

Federal National Mtg. Assoc. - 22.0%

zero coupon due 10/09/2019	1,250,000	1,089,535
4.00% due 09/01/2040	401,677	431,149
4.00% due 10/01/2040	373,690	401,109
4.00% due 12/01/2040	392,409	421,201
4.00% due 01/01/2041	1,052,758	1,130,001
4.00% due 02/01/2041	8,630,549	9,266,335
4.00% due 03/01/2041	6,003,363	6,445,718
4.00% due 06/01/2042	2,750,439	3,040,774
5.00% due 02/01/2019	259,012	282,147
5.00% due 12/01/2036	318,669	348,327
5.50% due 12/01/2033	158,273	174,932
5.50% due 10/01/2034	283,181	312,811
6.00% due 06/01/2035	68,570	76,208
6.00% due 08/25/2037 STRIPS	1,556,612	214,564
6.50% due 02/01/2017	18,172	19,788
6.50% due 07/01/2032	24,310	28,132
7.00% due 09/01/2031	54,848	64,854
11.50% due 09/01/2019	39	40
12.00% due 01/15/2016	31	31
12.50% due 09/20/2015	23	23
13.00% due 11/15/2015	32	33
Federal National Mtg. Assoc. FRS
2.25% due 01/01/2036	27,654	29,439
2.26% due 11/01/2034	37,722	39,609
2.34% due 02/01/2035	14,343	15,152
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032	1,008,251	854,832
Series 2011-126, Class EC 2.00% due 04/25/2040	1,425,174	1,419,828
Series 2012-93, Class ME 2.50% due 01/25/2042	2,000,000	2,057,910
Series 2011-145, Class PB 3.50% due 01/25/2032	2,500,000	2,690,475
Series 2012-50, Class VB 4.00% due 01/25/2029	1,355,000	1,570,538
Series 2012-47, Class VB 4.00% due 04/25/2031	2,000,000	2,254,186
Series 2004-90, Class GC 4.35% due 11/25/2034	1,000,000	1,129,387
Series 2010-117, Class DY 4.50% due 10/25/2025	974,930	1,139,015
Series 2010-34, Class MB 4.50% due 12/25/2040	250,000	296,553
Series 2007-116, Class PB 5.50% due 08/25/2035	275,000	313,308
Federal National Mtg. Assoc. REMIC FRS
Series 2010-28, Class SA 6.31% due 10/25/2027	3,061,917	235,072

		37,793,016

Government National Mtg. Assoc. - 7.1%
4.50% due 02/20/2038	1,000,000	1,151,470
4.50% due 03/15/2038	286,373	314,487
4.50% due 03/15/2039	52,950	58,347
4.50% due 05/15/2039	1,371,458	1,511,237
4.50% due 06/15/2039	1,122,736	1,237,701
4.50% due 07/15/2039	1,086,364	1,196,914
4.50% due 09/15/2039	20,737	22,851
4.50% due 12/15/2039	277,446	305,724
4.50% due 04/15/2040	436,948	483,121
4.50% due 06/15/2040	1,700,359	1,872,066
4.50% due 08/15/2040	242,549	268,180
5.00% due 09/15/2035	8,562	9,512
5.00% due 02/15/2036	323,317	358,482
5.00% due 05/15/2036	16,403	18,153
6.00% due 01/15/2032	47,619	54,161
6.50% due 08/15/2031	69,483	82,834
7.50% due 02/15/2029	7,261	7,710
7.50% due 07/15/2030	474	583
7.50% due 01/15/2031	6,681	8,216
7.50% due 02/15/2031	6,194	6,779
Government National Mtg. Assoc. REMIC
Series 2004-18, Class Z 4.50% due 03/16/2034	721,564	812,582
Series 2005-21, Class Z 5.00% due 03/20/2035	1,013,478	1,192,809
Series 2009-91, Class PR 5.00% due 09/20/2038	1,000,000	1,149,864

		12,123,783

Total U.S. Government Agencies
(cost $82,562,043)		87,642,538

U.S. GOVERNMENT TREASURIES - 19.9%
United States Treasury Bonds - 10.1%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,600,547
2.00% due 01/15/2026 TIPS(3)	2,289,375	2,975,652
3.75% due 08/15/2041	7,750,000	9,521,604
3.88% due 08/15/2040	2,500,000	3,137,110

		17,234,913

United States Treasury Notes - 9.8%

0.25% due 05/15/2015	2,000,000	1,998,750
0.63% due 05/31/2017	1,000,000	1,003,281
1.75% due 05/15/2022	2,000,000	2,040,624
2.00% due 02/15/2022	5,000,000	5,229,690
2.63% due 08/15/2020	3,250,000	3,604,198
4.00% due 02/15/2015	1,000,000	1,091,016
4.25% due 08/15/2013	750,000	778,828
4.25% due 08/15/2015	1,000,000	1,115,391

		16,861,778

Total U.S. Government Treasuries
(cost $31,178,980)		34,096,691

Total Long-Term Investment Securities
(cost $131,354,222)		139,771,771

SHORT-TERM INVESTMENT SECURITIES - 6.0%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Prime Portfolio(4)	325,413	325,413

U.S. Government Treasuries - 5.8%

United States Cash Management Bill
Disc. Notes
0.11% due 09/17/2012	10,000,000	9,999,511

Total Short-Term Investment Securities
(cost $10,324,924)		10,324,924

REPURCHASE AGREEMENTS - 13.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/2012, to be repurchased 09/04/2012 in the amount of $6,078,007 and collateralized by $6,205,000 of Federal Home Loan Bank Disc. Notes, bearing interest at 0.64%, due 09/28/2012 and having an approximate value of $6,201,898	6,078,000	6,078,000
State Street Bank & Trust Co. Joint Repurchase Agreement (5)	17,305,000	17,305,000

Total Repurchase Agreements
(cost $23,383,000)		23,383,000

TOTAL INVESTMENTS
(cost $165,062,146)(6)	101.1%	173,479,695
Liabilities in excess of other assets	(1.1)	(1,823,254)

NET ASSETS	100.0%	$171,656,441

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $15,061,701 representing 8.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Principal amount of security is adjusted for inflation.
(4)	At August 31, 2012, the Fund had loaned securities with a total value of $319,719. This was secured by collateral of $325,413, which was received in cash and subsequently invested in short-term investments currently valued at $325,413 as reported in the portfolio of investments.
(5)	See Note 3 for details of Joint Repurchase Agreements
(6)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities	$—	$1,129,904	$417,441	$1,547,345
U.S. Corporate Bonds & Notes	—	2,623,791	—	2,623,791
Foreign Corporate Bonds & Notes	—	13,861,406	—	13,861,406
U.S. Government Agencies:
Federal Farm Credit Bank	—	5,091,403	—	5,091,403
Federal Home Loan Bank	—	4,284,415	—	4,284,415
Federal Home Loan Mtg Corp.	—	28,349,921	—	28,349,921
Federal National Mtg. Assoc.	—	37,793,016	—	37,793,016
Government National Mtg. Assoc.	—	12,123,783	—	12,123,783
U.S. Government Treasuries	—	34,096,691	—	34,096,691
Short-Term Investment Securities:
Registered Investment Companies	325,413	—	—	325,413
U.S. Government Treasuries	—	9,999,511	—	9,999,511
Repurchase Agreements	—	23,383,000	—	23,383,000

Total	$325,413	$172,736,841	$417,441	$173,479,695

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.3%
Advanced Materials - 0.2%

Hexcel Corp.†#	64,269	$1,456,978

Aerospace/Defense - 0.7%

Boeing Co.	57,797	4,126,705
Northrop Grumman Corp.	16,992	1,136,595
Rockwell Collins, Inc.#	10,363	506,440

		5,769,740

Aerospace/Defense-Equipment - 1.6%

BE Aerospace, Inc.†	15,069	606,678
European Aeronautic Defence and Space Co. NV(1)	13,820	526,346
United Technologies Corp.#	148,763	11,878,726

		13,011,750

Agricultural Chemicals - 1.7%

CF Industries Holdings, Inc.	7,454	1,543,053
Monsanto Co.	128,156	11,163,669
Syngenta AG(1)	2,931	987,119

		13,693,841

Airlines - 0.2%

Alaska Air Group, Inc.†	6,970	233,844
Delta Air Lines, Inc.†	99,437	860,130
Spirit Airlines, Inc.†#	40,022	782,430

		1,876,404

Apparel Manufacturers - 0.4%

Burberry Group PLC(1)	27,599	591,304
Coach, Inc.#	42,559	2,473,954
Michael Kors Holdings, Ltd.†	2,181	117,665

		3,182,923

Applications Software - 3.9%

Check Point Software Technologies, Ltd.†	7,305	336,688
Citrix Systems, Inc.†	58,773	4,566,074
Intuit, Inc.	24,580	1,438,913
Microsoft Corp.	763,882	23,542,843
Red Hat, Inc.†	28,349	1,588,678

		31,473,196

Auto-Cars/Light Trucks - 0.3%

Hyundai Motor Co.(1)	4,519	962,460
Toyota Motor Corp.(1)	29,900	1,189,018

		2,151,478

Auto/Truck Parts & Equipment-Original - 0.7%

Autoliv, Inc.#	40,264	2,387,252
BorgWarner, Inc.†#	40,309	2,772,453
Gentherm, Inc.†	12,864	152,696
WABCO Holdings, Inc.†	6,247	366,824

		5,679,225

Banks-Commercial - 0.6%

Bank Mandiri Persero Tbk PT(1)	447,715	366,969
Bank of Nova Scotia	13,495	715,307
CIT Group, Inc.†	34,472	1,301,663
Credicorp, Ltd.	2,410	290,477
Sberbank of Russia ADR#(1)	55,168	631,485
Standard Chartered PLC(1)	33,180	733,729
Turkiye Garanti Bankasi AS(1)	156,790	672,144

		4,711,774

Banks-Super Regional - 0.7%

Wells Fargo & Co.	163,167	5,552,573

Beverages-Non-alcoholic - 3.4%

Coca-Cola Co.	374,110	13,991,714
Monster Beverage Corp.†	47,019	2,770,830
PepsiCo, Inc.	145,821	10,561,815

		27,324,359

Beverages-Wine/Spirits - 0.5%

Beam, Inc.	38,093	2,223,107
Brown-Forman Corp., Class B	22,318	1,430,584
Pernod-Ricard SA(1)	7,027	756,088

		4,409,779

Broadcast Services/Program - 0.3%

Scripps Networks Interactive, Inc., Class A#	45,618	2,696,024

Building-Heavy Construction - 0.1%

Chicago Bridge & Iron Co. NV	29,930	1,102,023

Cable/Satellite TV - 1.4%

Comcast Corp., Class A	66,247	2,221,262
Kabel Deutschland Holding AG†(1)	5,881	388,955
Liberty Global, Inc., Class A†#	27,762	1,534,406
Time Warner Cable, Inc.	79,551	7,065,720

		11,210,343

Casino Hotels - 0.0%

Wynn Resorts, Ltd.#	2,418	249,465

Casino Services - 0.1%

Shuffle Master, Inc.†	45,200	685,684

Chemicals-Diversified - 0.7%

E.I. du Pont de Nemours & Co.	72,722	3,617,920
LyondellBasell Industries NV, Class A	2,210	107,936
PPG Industries, Inc.	2,546	280,111
Rockwood Holdings, Inc.	44,189	2,091,907

		6,097,874

Chemicals-Specialty - 0.2%

NewMarket Corp.#	5,213	1,283,024

Commercial Services - 0.1%

Acacia Research Corp.†	3,126	82,339
Aggreko PLC(1)	15,378	575,011

		657,350

Commercial Services-Finance - 1.9%

Alliance Data Systems Corp.†#	7,477	1,029,209
Automatic Data Processing, Inc.	84,569	4,911,768
Equifax, Inc.	6,804	311,487
Mastercard, Inc., Class A	20,493	8,666,490
Total System Services, Inc.	35,219	816,376

		15,735,330

Computer Aided Design - 0.1%

Autodesk, Inc.†	18,725	581,411

Computer Data Security - 0.2%

Fortinet, Inc.†#	53,844	1,427,404

Computer Services - 2.3%

Accenture PLC, Class A	58,873	3,626,577
International Business Machines Corp.	79,256	15,443,031

		19,069,608

Computers - 8.5%

Apple, Inc.	103,771	69,032,620

Computers-Integrated Systems - 0.1%

Teradata Corp.†	15,735	1,201,839

Computers-Memory Devices - 1.5%

EMC Corp.†	467,879	12,300,539

Consulting Services - 0.1%

Verisk Analytics, Inc., Class A†	11,370	551,672

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp.	1,829	152,904

Cosmetics & Toiletries - 1.4%

Colgate-Palmolive Co.	50,886	5,409,691
Estee Lauder Cos., Inc., Class A	70,397	4,220,300
L’Oreal SA(1)	4,507	553,287
Unicharm Corp.#(1)	20,200	1,175,135

		11,358,413

Data Processing/Management - 0.2%

CommVault Systems, Inc.†	22,371	1,127,946
Dun & Bradstreet Corp.#	11,292	914,087

		2,042,033

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.#	32,531	1,179,899

Diagnostic Equipment - 0.1%

Cepheid, Inc.†#	30,962	1,168,506

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†#	13,108	1,246,046

Dialysis Centers - 0.3%

DaVita, Inc.†	18,394	1,789,184
Fresenius Medical Care AG & Co. KGaA(1)	13,300	958,211

		2,747,395

Distribution/Wholesale - 0.2%

LKQ Corp.†	35,562	1,342,110

Diversified Manufacturing Operations - 2.5%

3M Co.	12,246	1,133,980
Danaher Corp.#	159,617	8,550,683
Illinois Tool Works, Inc.#	98,368	5,832,239
Parker Hannifin Corp.#	16,777	1,341,824
Textron, Inc.#	121,542	3,247,602

		20,106,328

Diversified Minerals - 0.2%

BHP Billiton, Ltd.(1)	39,501	1,298,557
Xstrata PLC(1)	36,400	548,392

		1,846,949

E-Commerce/Products - 1.9%

Amazon.com, Inc.†	49,612	12,315,187
eBay, Inc.†	62,245	2,954,770

		15,269,957

E-Commerce/Services - 0.5%

Expedia, Inc.	1,298	66,665
IAC/InterActiveCorp.	3,248	168,376
priceline.com, Inc.†#	3,769	2,278,625
Rakuten, Inc.(1)	144,200	1,394,831

		3,908,497

Electric-Integrated - 0.2%

DTE Energy Co.	22,467	1,312,073

Electronic Components-Misc. - 0.1%

Garmin, Ltd.#	30,402	1,226,721

Electronic Components-Semiconductors - 2.4%

Advanced Micro Devices, Inc.†#	22,473	83,600
Avago Technologies, Ltd.	31,290	1,144,275
Broadcom Corp., Class A	174,249	6,191,067
Intel Corp.	186,778	4,637,698
LSI Corp.†#	136,199	1,060,990
NVIDIA Corp.†#	63,694	893,627
Texas Instruments, Inc.#	32,711	949,927
Xilinx, Inc.#	142,620	4,836,244

		19,797,428

Electronic Design Automation - 0.3%

Cadence Design Systems, Inc.†#	127,163	1,678,552
Synopsys, Inc.†	35,038	1,157,305

		2,835,857

Electronic Measurement Instruments - 0.7%

Agilent Technologies, Inc.	97,071	3,607,158
Trimble Navigation, Ltd.†#	40,032	1,963,570

		5,570,728

Electronics-Military - 0.1%

Safran SA(1)	12,407	433,916

Engines-Internal Combustion - 0.2%

Cummins, Inc.	17,991	1,747,106

Enterprise Software/Service - 2.0%

Oracle Corp.	510,791	16,166,535
SAP AG ADR#	7,566	496,784

		16,663,319

Filtration/Separation Products - 0.1%

Pall Corp.#	13,524	750,717

Finance-Consumer Loans - 0.1%

World Acceptance Corp.†#	6,240	455,520

Finance-Credit Card - 0.8%

American Express Co.	41,975	2,447,143
Visa, Inc., Class A	29,257	3,752,210

		6,199,353

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.#	114,794	1,548,571

Finance-Leasing Companies - 0.1%

ORIX Corp.#(1)	9,400	872,975

Finance-Other Services - 0.2%

IntercontinentalExchange, Inc.†#	9,218	1,260,101

Food-Catering - 0.1%

Compass Group PLC(1)	84,456	951,233

Food-Confectionery - 0.3%

Hershey Co.	37,637	2,703,089

Food-Meat Products - 0.0%

Hormel Foods Corp.#	672	19,300

Food-Misc./Diversified - 1.1%

Annie’s, Inc.†	18,638	774,409
Campbell Soup Co.#	34,053	1,196,623
Danone SA(1)	15,744	979,829
Kraft Foods, Inc., Class A	81,108	3,368,415
Nestle SA(1)	29,683	1,844,391
Unilever NV CVA#(1)	20,975	730,786

		8,894,453

Food-Retail - 0.7%

Jeronimo Martins SGPS SA(1)	32,050	535,234
Kroger Co.	31,357	698,634
Whole Foods Market, Inc.	43,868	4,244,229

		5,478,097

Hotel/Motels - 0.6%

Marriott International, Inc., Class A#	129,771	4,889,771

Human Resources - 0.2%

Capita PLC(1)	79,112	907,387
Robert Half International, Inc.#	20,334	534,784

		1,442,171

Industrial Automated/Robotic - 0.1%

FANUC Corp.(1)	3,400	559,993

Instruments-Controls - 1.0%

Honeywell International, Inc.	142,323	8,318,779

Instruments-Scientific - 0.1%

Waters Corp.†	6,112	490,121

Insurance Brokers - 0.3%

Brown & Brown, Inc.	72,651	1,906,362
Marsh & McLennan Cos., Inc.	24,071	822,506

		2,728,868

Insurance-Life/Health - 0.1%

Aflac, Inc.#	19,783	913,579

Insurance-Property/Casualty - 0.3%

Admiral Group PLC(1)	23,730	447,094
Homeowners Choice, Inc.#	33,144	664,206
Travelers Cos., Inc.	14,452	935,623

		2,046,923

Insurance-Reinsurance - 0.1%

Validus Holdings, Ltd.	23,204	777,566

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	9,998	974,705

Internet Security - 0.2%

Symantec Corp.†	81,645	1,455,730

Investment Management/Advisor Services - 0.4%

BlackRock, Inc.	20,515	3,618,231

Machinery-Construction & Mining - 0.1%

Atlas Copco AB, Class A(1)	22,750	507,466
Caterpillar, Inc.	2,926	249,676

		757,142

Machinery-Farming - 0.3%

Deere & Co.	30,037	2,256,079

Machinery-General Industrial - 0.1%

Sauer-Danfoss, Inc.#	24,528	935,253

Medical Information Systems - 0.4%

Cerner Corp.†#	44,976	3,289,545

Medical Instruments - 1.1%

Edwards Lifesciences Corp.†	22,266	2,273,581
Intuitive Surgical, Inc.†	7,319	3,599,411
Medtronic, Inc.	32,277	1,312,383
St. Jude Medical, Inc.	37,771	1,426,233

		8,611,608

Medical Products - 0.7%

Cooper Cos., Inc.	18,491	1,550,470
Covidien PLC	25,960	1,455,058
Hill-Rom Holdings, Inc.	40,571	1,125,034
Zimmer Holdings, Inc.	21,710	1,341,244

		5,471,806

Medical-Biomedical/Gene - 2.0%

Alexion Pharmaceuticals, Inc.†	28,909	3,099,334
Amgen, Inc.	15,856	1,330,636
Biogen Idec, Inc.†	13,661	2,002,566
Celgene Corp.†	33,360	2,403,254
Gilead Sciences, Inc.†	108,110	6,236,866
Life Technologies Corp.†#	1,367	65,220
United Therapeutics Corp.†#	25,678	1,389,693

		16,527,569

Medical-Drugs - 4.6%

Abbott Laboratories	199,900	13,101,446
Allergan, Inc.	69,054	5,947,621
Bristol-Myers Squibb Co.	131,575	4,343,291
Eli Lilly & Co.	37,992	1,706,221
GlaxoSmithKline PLC(1)	18,080	408,811
Grifols SA†#(1)	30,615	861,705
Johnson & Johnson#	105,522	7,115,348
Medivation, Inc.†	7,895	827,870
Novo Nordisk A/S, Class B(1)	7,484	1,177,602
Pfizer, Inc.	44,631	1,064,896
Sanofi(1)	6,530	533,342

		37,088,153

Medical-HMO - 0.1%

WellPoint, Inc.#	8,265	494,826

Medical-Wholesale Drug Distribution - 0.7%

AmerisourceBergen Corp.	104,722	4,033,891
McKesson Corp.	18,072	1,574,252

		5,608,143

Metal Processors & Fabrication - 0.8%

Precision Castparts Corp.	42,761	6,887,942

Metal-Diversified - 0.1%
Rio Tinto PLC(1)	12,890	563,856

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.	107,355	4,504,616

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A#	18,540	769,225

Multimedia - 0.4%

FactSet Research Systems, Inc.#	5,985	552,236
Viacom, Inc., Class B	59,750	2,988,097

		3,540,333

Networking Products - 0.5%

Cisco Systems, Inc.	143,540	2,738,743
Palo Alto Networks, Inc.†#	15,776	1,015,659

		3,754,402

Oil Companies-Exploration & Production - 2.1%

Continental Resources, Inc.†#	5,242	388,222
Energy XXI Bermuda, Ltd.#	35,095	1,154,274
EOG Resources, Inc.	53,956	5,843,435
Noble Energy, Inc.	47,744	4,196,698
Occidental Petroleum Corp.	61,903	5,262,374
Vaalco Energy, Inc.†#	74,170	549,600

		17,394,603

Oil Companies-Integrated - 0.2%

BG Group PLC(1)	68,494	1,397,058

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp.†	2,724	149,030
Flotek Industries, Inc.†	26,674	315,554
National Oilwell Varco, Inc.	10,384	818,259

		1,282,843

Oil Refining & Marketing - 0.0%

Western Refining, Inc.#	5,163	144,409

Oil-Field Services - 2.9%

Core Laboratories NV#	11,725	1,432,678
Helix Energy Solutions Group, Inc.†#	58,432	1,029,572
Hornbeck Offshore Services, Inc.†#	11,668	453,185
Oceaneering International, Inc.	85,420	4,573,387
Petrofac, Ltd.(1)	11,050	262,852
Saipem SpA(1)	33,231	1,573,312
Schlumberger, Ltd.	194,423	14,072,337

		23,397,323

Pharmacy Services - 1.0%

Express Scripts Holding Co.†	128,904	8,071,968

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.†#	48,292	1,110,233

Racetracks - 0.0%

Penn National Gaming, Inc.†#	825	32,414

Real Estate Investment Trusts - 1.5%

American Campus Communities, Inc.#	43,903	2,046,758
American Tower Corp.#	55,372	3,898,189
AvalonBay Communities, Inc.#	9,953	1,408,548
Simon Property Group, Inc.	30,887	4,901,767

		12,255,262

Real Estate Management/Services - 0.3%

BR Malls Participacoes SA	39,100	487,329
CBRE Group, Inc., Class A†	98,937	1,712,600

		2,199,929

Recreational Vehicles - 0.2%

Polaris Industries, Inc.#	17,300	1,300,787

Respiratory Products - 0.3%

ResMed, Inc.#	59,096	2,220,237

Retail-Apparel/Shoe - 0.5%

Foot Locker, Inc.	36,141	1,249,394
Urban Outfitters, Inc.†	78,050	2,929,997

		4,179,391

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	7,768	552,460
O’Reilly Automotive, Inc.†#	44,626	3,790,979

		4,343,439

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†#	13,169	884,562

Retail-Building Products - 1.8%

Home Depot, Inc.#	199,790	11,338,083
Kingfisher PLC(1)	151,350	662,667
Lowe’s Cos., Inc.	93,646	2,667,038

		14,667,788

Retail-Discount - 2.9%

Costco Wholesale Corp.	73,806	7,223,393
Dollar General Corp.†	72,902	3,723,105
Family Dollar Stores, Inc.	6,909	439,689
Wal-Mart Stores, Inc.	165,458	12,012,251

		23,398,438

Retail-Drug Store - 0.6%

CVS Caremark Corp.	106,090	4,832,399

Retail-Gardening Products - 0.2%

Tractor Supply Co.#	21,262	2,030,096

Retail-Jewelry - 0.1%

Swatch Group AG(1)	1,581	645,995

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	39,096	1,790,206

Retail-Pet Food & Supplies - 0.2%

PetMed Express, Inc.#	29,237	300,557
PetSmart, Inc.	17,722	1,256,844

		1,557,401

Retail-Regional Department Stores - 0.6%

Macy’s, Inc.	129,230	5,209,261

Retail-Restaurants - 1.8%

Chipotle Mexican Grill, Inc.†#	7,340	2,118,618
McDonald’s Corp.	74,601	6,676,043
Starbucks Corp.	105,183	5,218,129
Yum! Brands, Inc.	11,993	764,194

		14,776,984

Retail-Video Rentals - 0.1%

Coinstar, Inc.†#	17,359	887,392

Retail-Vitamins & Nutrition Supplements - 0.4%

GNC Holdings, Inc., Class A	83,841	3,257,223

Rubber-Tires - 0.1%

Pirelli & C. SpA#(1)	49,202	539,982

Schools - 0.0%

Apollo Group, Inc., Class A†	1,597	42,879

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.#	21,350	848,449
Linear Technology Corp.	111,589	3,685,227
QUALCOMM, Inc.	153,289	9,421,142

		13,954,818

Semiconductor Equipment - 0.2%

ASML Holding NV	10,137	575,477
KLA-Tencor Corp.	19,348	992,746

		1,568,223

Soap & Cleaning Preparation - 0.2%

Church & Dwight Co., Inc.#	19,271	1,054,894
Reckitt Benckiser Group PLC(1)	10,249	579,517

		1,634,411

Steel-Producers - 0.2%

Nucor Corp.#	46,638	1,755,921

Telephone-Integrated - 1.3%

Verizon Communications, Inc.	248,734	10,680,638

Television - 0.5%

CBS Corp., Class B	122,971	4,468,766

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†	37,592	2,708,504

Theaters - 0.1%

Regal Entertainment Group, Class A#	72,645	1,009,766

Therapeutics - 0.1%

Pharmacyclics, Inc.†#	1,966	131,565
Warner Chilcott PLC, Class A	36,251	493,738

		625,303

Tobacco - 2.2%

Philip Morris International, Inc.	196,195	17,520,213

Toys - 0.0%

LeapFrog Enterprises, Inc.†#	10,894	118,091

Transactional Software - 0.1%

VeriFone Systems, Inc.†#	13,414	466,002

Transport-Rail - 1.6%

Union Pacific Corp.	106,236	12,901,300

Transport-Services - 0.9%

FedEx Corp.	12,118	1,061,900
Koninklijke Vopak NV(1)	1,702	109,010
United Parcel Service, Inc., Class B	88,247	6,513,511

		7,684,421

Transport-Truck - 0.0%

Celadon Group, Inc.#	8,495	140,252

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.	49,430	3,624,702
USANA Health Sciences, Inc.†#	27,378	1,241,592

		4,866,294

Web Hosting/Design - 0.2%

Equinix, Inc.†#	7,037	1,390,863

Web Portals/ISP - 3.3%

Baidu, Inc. ADR†	11,516	1,283,343
Google, Inc., Class A†	36,877	25,264,064

		26,547,407

Wireless Equipment - 1.0%

Crown Castle International Corp.†	88,530	5,618,114
SBA Communications Corp., Class A†#	40,668	2,431,133

		8,049,247

Total Common Stock
(cost $684,862,178)		806,483,701

EXCHANGE-TRADED FUNDS - 0.0%

iShares Russell 1000 Growth Index Fund
(cost $330,557)	5,004	330,314

PREFERRED STOCK - 0.1%
Banks-Commercial - 0.1%

Itau Unibanco Holding SA ADR
(cost $481,357)	26,300	415,803

Total Long-Term Investment Securities
(cost $685,674,092)		807,229,818

SHORT-TERM INVESTMENT SECURITIES - 9.9%
Registered Investment Companies - 9.5%

State Street Navigator Securities Lending Prime Portfolio(2)	76,961,345	76,961,345

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012	$3,561,000	3,561,000

Total Short-Term Investment Securities
(cost $80,522,345)		80,522,345

TOTAL INVESTMENTS
(cost $766,196,437)(3)	109.3%	887,752,163
Liabilities in excess of other assets	(9.3)	(75,457,235)

NET ASSETS	100.0%	$812,294,928

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $32,395,054 representing 4.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At August 31, 2012, the Fund had loaned securities with a total value of $75,601,200. This was secured by collateral of $76,961,345, which was received in cash and subsequently invested in short-term investments currently value at $76,961,345 as reported in the portfolio of investments. Additional collateral of $3,262 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.32%	01/10/2013	$72
United States Treasury Notes/Bonds	0.75%	12/15/2013	3,190

(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$69,032,620	$—	$—	$69,032,620
Other Industries*	705,056,026	32,395,055	—	737,451,081
Exchange-Traded Funds	330,314	—	—	330,314
Preferred Stock	415,803	—	—	415,803
Short-Term Investment Securities:
Registered Investment Companies	76,961,345	—	—	76,961,345
Time Deposits	—	3,561,000	—	3,561,000

Total	$851,796,108	$35,956,055	$—	$887,752,163

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $30,821,530 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.6%
Aerospace/Defense - 2.3%

Boeing Co.#	16,776	$1,197,806
General Dynamics Corp.	11,800	773,018

		1,970,824

Aerospace/Defense-Equipment - 1.8%

United Technologies Corp.	19,504	1,557,394

Apparel Manufacturers - 0.8%

Michael Kors Holdings, Ltd.†	12,386	668,225

Applications Software - 3.2%

Microsoft Corp.	53,113	1,636,943
Red Hat, Inc.†#	10,095	565,724
Salesforce.com, Inc.†#	3,698	536,875

		2,739,542

Banks-Fiduciary - 0.8%

State Street Corp.	15,600	648,960

Banks-Super Regional - 3.7%

Capital One Financial Corp.	21,217	1,199,397
US Bancorp#	19,341	646,183
Wells Fargo & Co.	38,873	1,322,848

		3,168,428

Beverages-Non-alcoholic - 0.7%

PepsiCo, Inc.#	8,124	588,421

Beverages-Wine/Spirits - 0.4%

Beam, Inc.	5,279	308,082

Cable/Satellite TV - 2.3%

Comcast Corp., Class A	35,413	1,187,398
DISH Network Corp., Class A#	22,825	730,172

		1,917,570

Cellular Telecom - 0.5%

Vodafone Group PLC ADR	15,582	450,631

Chemicals-Diversified - 1.0%

Celanese Corp., Series A#	6,460	247,160
E.I. du Pont de Nemours & Co.	11,700	582,075

		829,235

Commercial Services-Finance - 0.8%

Alliance Data Systems Corp.†#	3,408	469,111
Mastercard, Inc., Class A	493	208,490

		677,601

Computers - 4.8%

Apple, Inc.	5,740	3,818,477
Hewlett-Packard Co.#	15,636	263,936

		4,082,413

Computers-Memory Devices - 0.9%

EMC Corp.†#	30,355	798,033

Cosmetics & Toiletries - 0.8%

Procter & Gamble Co.	9,756	655,506

Diagnostic Kits - 0.5%

IDEXX Laboratories, Inc.†#	4,545	432,048

Distribution/Wholesale - 0.3%

Fossil, Inc.†	3,360	285,432

Diversified Banking Institutions - 6.0%

Bank of America Corp.	156,025	1,246,640
Citigroup, Inc.#	38,984	1,158,215
Goldman Sachs Group, Inc.	11,873	1,255,213
JPMorgan Chase & Co.	38,245	1,420,419

		5,080,487

Diversified Manufacturing Operations - 1.9%

3M Co.	3,389	313,822
General Electric Co.	63,275	1,310,425

		1,624,247

E-Commerce/Products - 2.2%

Amazon.com, Inc.†	4,346	1,078,808
eBay, Inc.†	16,209	769,441

		1,848,249

Electric Products-Misc. - 0.7%

AMETEK, Inc.#	18,433	632,436

Electric-Integrated - 0.8%

Exelon Corp.	19,591	714,484

Electronic Components-Semiconductors - 1.8%

Avago Technologies, Ltd.	8,298	303,458
Broadcom Corp., Class A	11,971	425,330
Intel Corp.#	19,507	484,359
Skyworks Solutions, Inc.†#	11,423	347,944

		1,561,091

Electronic Connectors - 0.4%

Amphenol Corp., Class A#	5,091	309,889

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†#	46,023	607,504

Engineering/R&D Services - 1.3%

Fluor Corp.	22,086	1,137,429

Enterprise Software/Service - 1.9%

Oracle Corp.#	51,160	1,619,214

Finance-Credit Card - 1.0%

Visa, Inc., Class A#	6,352	814,644

Finance-Other Services - 0.7%

IntercontinentalExchange, Inc.†	4,372	597,652

Food-Misc./Diversified - 2.2%

ConAgra Foods, Inc.	27,400	688,014
Kraft Foods, Inc., Class A	27,940	1,160,348

		1,848,362

Food-Retail - 0.8%

Whole Foods Market, Inc.	6,575	636,131

Instruments-Controls - 1.5%

Honeywell International, Inc.#	22,352	1,306,474

Insurance-Multi-line - 1.5%

Hartford Financial Services Group, Inc.#	31,300	561,209
MetLife, Inc.#	19,600	668,948

		1,230,157

Internet Application Software - 0.3%

Splunk, Inc.†#	7,144	245,754

Internet Content-Information/News - 0.4%

LinkedIn Corp., Class A†	3,036	325,763

Machinery-Construction & Mining - 0.7%

Joy Global, Inc.#	11,700	624,546

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	972	478,020

Medical Products - 1.0%

Covidien PLC	15,592	873,932

Medical-Biomedical/Gene - 2.7%

Alexion Pharmaceuticals, Inc.†	4,678	501,529
Amgen, Inc.	7,135	598,769
Biogen Idec, Inc.†	4,595	673,581
Gilead Sciences, Inc.†#	9,639	556,074

		2,329,953

Medical-Drugs - 5.8%

Abbott Laboratories	9,382	614,896
Allergan, Inc.	4,287	369,239
Johnson & Johnson#	15,595	1,051,571
Merck & Co., Inc.	23,054	992,475
Pfizer, Inc.	77,783	1,855,903

		4,884,084

Medical-HMO - 1.3%

UnitedHealth Group, Inc.	19,624	1,065,583

Medical-Hospitals - 0.7%

Universal Health Services, Inc., Class B	15,600	623,220

Metal-Copper - 1.3%

Freeport-McMoRan Copper & Gold, Inc.#	30,242	1,092,039

Motorcycle/Motor Scooter - 0.4%

Harley-Davidson, Inc.	6,983	293,007

Multimedia - 1.9%

Time Warner, Inc.#	11,736	487,631
Viacom, Inc., Class B	11,700	585,117
Walt Disney Co.#	10,680	528,339

		1,601,087

Networking Products - 2.0%

Cisco Systems, Inc.	69,042	1,317,321
Palo Alto Networks, Inc.†#	5,671	365,099

		1,682,420

Oil & Gas Drilling - 1.2%

Ensco PLC, Class A#	17,121	982,232

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	17,588	1,218,321
Devon Energy Corp.	9,750	563,842
Occidental Petroleum Corp.	7,694	654,067

		2,436,230

Oil Companies-Integrated - 3.9%

Chevron Corp.	11,605	1,301,617
ConocoPhillips#	11,700	664,443
Exxon Mobil Corp.#	15,576	1,359,785

		3,325,845

Oil Field Machinery & Equipment - 0.7%

Cameron International Corp.†	10,675	584,029

Oil-Field Services - 1.1%

Schlumberger, Ltd.#	13,126	950,060

Paper & Related Products - 0.8%

International Paper Co.#	19,500	673,920

Pharmacy Services - 1.0%

Express Scripts Holding Co.†	13,773	862,465

Private Equity - 0.6%

KKR & Co LP	34,901	497,339

Retail-Apparel/Shoe - 2.1%

Abercrombie & Fitch Co., Class A#	15,600	561,444
Aeropostale, Inc.†#	39,000	543,270
Urban Outfitters, Inc.†#	18,310	687,357

		1,792,071

Retail-Building Products - 0.5%

Lowe’s Cos., Inc.#	15,600	444,288

Retail-Discount - 2.6%

Costco Wholesale Corp.	7,472	731,284
Target Corp.	17,888	1,146,442
Wal-Mart Stores, Inc.#	4,398	319,295

		2,197,021

Retail-Restaurants - 1.0%

Starbucks Corp.#	16,395	813,356

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.#	3,452	171,772

Retail-Vitamins & Nutrition Supplements - 0.4%

GNC Holdings, Inc., Class A#	9,590	372,571

Semiconductor Components-Integrated Circuits - 0.8%

QUALCOMM, Inc.	10,809	664,321

Software Tools - 0.2%

VMware, Inc., Class A†#	2,296	204,436

Telephone-Integrated - 2.0%

AT&T, Inc.	19,481	713,784
Verizon Communications, Inc.	23,586	1,012,783

		1,726,567

Tobacco - 1.0%

Philip Morris International, Inc.	9,782	873,533

Transport-Rail - 1.6%

CSX Corp.#	61,238	1,375,405

Web Hosting/Design - 0.3%

Equinix, Inc.†#	1,218	240,738

Wireless Equipment - 0.6%

Crown Castle International Corp.†	7,966	505,522

Total Long-Term Investment Securities
(cost $76,299,796)		81,159,924

SHORT-TERM INVESTMENT SECURITIES - 5.7%
Registered Investment Companies - 5.7%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $4,841,128)	4,841,128	4,841,128

REPURCHASE AGREEMENT - 3.7%

State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $3,127,000)	$3,127,000	3,127,000

TOTAL INVESTMENTS
(cost $84,267,924) (3)	105.0%	89,128,052
Liabilities in excess of other assets	(5.0)	(4,233,120)

NET ASSETS	100.0%	$84,894,932

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2012, the Fund had loaned securities with a total value of $4,770,432. This was secured by collateral of $4,841,128, which was received in cash and subsequently invested in short-term investments currently valued at $4,841,128 as reported in the portfolio of investments.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.
ADR	– American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$5,080,487	$—	$—	$5,080,487
Medical-Drugs	4,884,084	—	—	4,884,084
Other Industries*	71,195,353	—	—	71,195,353
Short-Term Investment Securities:
Registered Investment Companies	4,841,128	—	—	4,841,128
Repurchase Agreement	—	3,127,000	—	3,127,000

Total	$86,001,052	$3,127,000	$—	$89,128,052

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.2%
Agricultural Chemicals - 0.7%

Monsanto Co.	23,800	$2,073,218

Applications Software - 0.6%

Nuance Communications, Inc.†	75,300	1,795,905

Commercial Services - 0.9%

HMS Holdings Corp.†	78,100	2,691,326

Computer Software - 0.0%

DynaVox, Inc., Class A†	23,174	20,303

Consulting Services - 0.7%

Advisory Board Co.†	22,200	984,126
MAXIMUS, Inc.	17,900	973,581

		1,957,707

Dental Supplies & Equipment - 1.5%

DENTSPLY International, Inc.	123,300	4,472,091

Diagnostic Equipment - 0.3%

GenMark Diagnostics, Inc.†	99,000	745,470

Diagnostic Kits - 1.1%

BG Medicine, Inc.†	21,500	85,355
IDEXX Laboratories, Inc.†	31,700	3,013,402
Meridian Bioscience, Inc.	16,800	297,024

		3,395,781

Dialysis Centers - 1.1%

DaVita, Inc.†	22,500	2,188,575
Fresenius Medical Care AG & Co. KGaA(7)	16,676	1,201,438

		3,390,013

Disposable Medical Products - 0.2%

Shandong Weigao Group Medical Polymer Co., Ltd.(7)	432,000	476,129

Distribution/Wholesale - 0.3%

MWI Veterinary Supply, Inc.†	9,900	998,118

Drug Delivery Systems - 0.3%

AP Pharma, Inc.†(1)	727,500	506,249
Depomed, Inc.†	37,600	198,904
Nektar Therapeutics†	24,800	212,784

		917,937

Electronic Measurement Instruments - 0.0%

Agilent Technologies, Inc.	3,500	130,060

Heart Monitors - 0.6%

HeartWare International, Inc.†	20,825	1,865,295

Instruments-Controls - 0.2%

Mettler-Toledo International, Inc.†	4,400	726,484

Instruments-Scientific - 1.0%

Thermo Fisher Scientific, Inc.	51,400	2,947,790

Insurance-Life/Health - 0.1%

Odontoprev SA	63,600	344,648

Medical Information Systems - 1.4%

Allscripts Healthcare Solutions, Inc.†	19,400	203,700
athenahealth, Inc.†	33,100	2,925,047
Cerner Corp.†	14,500	1,060,530

		4,189,277

Medical Instruments - 3.0%

ArthroCare Corp.†	26,087	771,653
Bruker Corp.†	63,400	767,774
Conceptus, Inc.†	88,600	1,684,286
Edwards Lifesciences Corp.†	30,600	3,124,566
Endologix, Inc.†	16,500	197,505
Intuitive Surgical, Inc.†	1,960	963,908
St. Jude Medical, Inc.	800	30,208
Urologix, Inc.†	114,700	89,822
Volcano Corp.†	47,500	1,343,300

		8,973,022

Medical Labs & Testing Services - 1.4%

Covance, Inc.†	41,000	1,959,390
Diagnosticos da America SA	11,000	69,417
Fleury SA	43,200	469,265
Laboratory Corp. of America Holdings†	4,600	404,570
Quest Diagnostics, Inc.	22,600	1,366,622

		4,269,264

Medical Laser Systems - 0.2%

Cynosure, Inc., Class A†	11,300	293,800
LCA-Vision, Inc.†	70,700	303,303

		597,103

Medical Products - 9.1%

Baxter International, Inc.	77,344	4,538,546
BioMimetic Therapeutics, Inc.†	14,500	55,680
China Kanghui Holdings, Inc. ADR†	61,600	1,539,384
China Medical System Holdings, Ltd.(7)	2,125,500	1,122,356
Cooper Cos., Inc.	12,900	1,081,665
Covidien PLC	86,000	4,820,300
EnteroMedics, Inc.†	105,150	386,952
Fresenius SE & Co. KGaA(7)	8,843	942,501
Henry Schein, Inc.†	43,000	3,302,830
Hill-Rom Holdings, Inc.	18,500	513,005
Hospira, Inc.†	27,700	930,166
Nobel Biocare Holding AG(7)	11,273	106,689
Sonova Holding AG(7)	2,314	214,344
Straumann Holding AG(7)	1,455	172,749
Stryker Corp.	79,900	4,255,474
Tornier NV†	6,300	112,896
Wright Medical Group, Inc.†	12,700	262,890
Zimmer Holdings, Inc.	48,400	2,990,152

		27,348,579

Medical-Biomedical/Gene - 25.7%

3SBio, Inc. ADR†	26,900	301,011
Abcam PLC(7)	66,011	427,206
Acorda Therapeutics, Inc.†	31,375	716,919
Aegerion Pharmaceuticals, Inc.†	61,300	853,296
Affymax, Inc.†	40,211	711,332
Alexion Pharmaceuticals, Inc.†	208,640	22,368,294
Alnylam Pharmaceuticals, Inc.†	18,200	332,878
AMAG Pharmaceuticals, Inc.†	38,000	562,020
Amarin Corp. PLC ADR†	132,100	1,808,449
Amgen, Inc.	49,175	4,126,766
Ariad Pharmaceuticals, Inc.†	15,100	310,456
Arqule, Inc.†	32,400	169,776
Basilea Pharmaceutica†(7)	1,848	95,199
Biocon, Ltd.(7)	23,900	112,916
BioCryst Pharmaceuticals, Inc.†	31,500	137,655
Biogen Idec, Inc.†	13,600	1,993,624
Celgene Corp.†	57,140	4,116,366
Cubist Pharmaceuticals, Inc.†	65,800	3,039,960
Cytokinetics, Inc.†	200,200	151,952
Dendreon Corp.†	95,400	428,346
Dyadic International, Inc.†	33,700	55,605
Dynavax Technologies Corp.†	37,300	145,843
Exact Sciences Corp.†	15,800	156,894
Exelixis, Inc.†	225,900	1,000,737
Gilead Sciences, Inc.†	152,700	8,809,263
GTx, Inc.†	31,844	117,186

Halozyme Therapeutics, Inc.†	23,200	134,560
Illumina, Inc.†	9,800	412,384
Immunogen, Inc.†	16,100	231,679
Incyte Corp., Ltd.†	304,200	6,087,042
Intercell AG†(7)	8,622	20,032
InterMune, Inc.†	83,100	612,447
Lexicon Pharmaceuticals, Inc.†	34,200	76,608
Medicines Co.†	173,700	4,462,353
Momenta Pharmaceuticals, Inc.†	31,700	447,287
Newron Pharmaceuticals SpA†(7)	9,000	79,037
NPS Pharmaceuticals, Inc.†	66,100	503,682
Puma Biotechnology, Inc.†(1)	38,324	550,907
Regeneron Pharmaceuticals, Inc.†	44,500	6,588,225
Seattle Genetics, Inc.†	30,600	812,124
Sinovac Biotech, Ltd.†	43,200	95,472
Tranzyme, Inc.†	62,300	262,906
United Therapeutics Corp.†	9,300	503,316
Vertex Pharmaceuticals, Inc.†	34,694	1,850,231
Vical, Inc.†	128,900	467,907

		77,248,148

Medical-Drugs - 18.3%

Abbott Laboratories	33,900	2,221,806
Achillion Pharmaceuticals, Inc.†	32,200	226,366
Alkermes PLC†	196,600	3,607,610
Allergan, Inc.	10,000	861,300
Anacor Pharmaceuticals, Inc.†	57,400	353,010
Auxilium Pharmaceuticals, Inc.†	41,700	971,610
Bayer AG(7)	13,064	1,013,275
Bayer AG ADR	600	46,410
Bristol-Myers Squibb Co.	25,300	835,153
Cadence Pharmaceuticals, Inc.†	114,500	451,130
ChemoCentryx, Inc.†	7,200	75,600
Clovis Oncology, Inc.†	13,400	234,366
Elan Corp. PLC ADR†	266,000	3,021,760
Endocyte, Inc.†	15,300	146,727
Forest Laboratories, Inc.†	21,200	735,428
GlaxoSmithKline Pharmaceuticals, Ltd.(7)	3,696	139,525
Grifols SA†(7)	6,500	132,886
Grifols SA ADR†	12,750	262,268
Hikma Pharmaceuticals PLC(7)	10,303	119,312
Idenix Pharmaceuticals, Inc.†	254,400	1,437,360
Infinity Pharmaceuticals, Inc.†	22,750	413,140
Ironwood Pharmaceuticals, Inc.†	25,400	318,262
Jazz Pharmaceuticals PLC†	38,000	1,729,380
Lijun International Pharmaceutical Holding, Ltd.(7)	190,000	54,141
MAP Pharmaceuticals, Inc.†	70,000	940,800
Medicis Pharmaceutical Corp., Class A	25,800	814,248
Medivation, Inc.†	39,500	4,141,970
Merck & Co., Inc.	106,304	4,576,387
Novo Nordisk A/S, Class B(7)	6,337	997,123
Optimer Pharmaceuticals, Inc.†	65,200	979,956
Pacira Pharmaceuticals, Inc.†	103,200	1,874,112
Pfizer, Inc.	74,766	1,783,917
Ranbaxy Laboratories, Ltd.†(7)	29,600	294,763
Rigel Pharmaceuticals, Inc.†	61,800	575,976
Roche Holding AG(7)	11,571	2,105,159
Salix Pharmaceuticals, Ltd.†	16,300	716,548
Sanofi(7)	2,645	216,032
Savient Pharmaceuticals, Inc.†	8,700	11,484
Shire PLC(7)	25,775	778,338
Shire PLC ADR	12,032	1,089,377
Stada Arzneimittel AG(7)	16,336	459,092
Sun Pharmaceutical Industries, Ltd.(7)	20,011	239,905
Supernus Pharmaceuticals, Inc.†	81,600	1,002,048
Swedish Orphan Biovitrum AB†(7)	95,623	370,755
Targacept, Inc.†	15,600	70,200
TESARO, Inc.†	12,200	151,036
UCB SA (BSE)(7)	24,402	1,196,168
UCB SA (FSE)	9,588	467,642
Valeant Pharmaceuticals International, Inc.†	157,533	8,076,717
Vectura Group PLC†(7)	82,423	109,907
ViroPharma, Inc.†	13,000	345,800
Vivus, Inc.†	10,800	231,660
XenoPort, Inc.†	121,800	1,135,176

		55,160,121

Medical-Generic Drugs - 1.8%

Impax Laboratories, Inc.†	40,700	963,369
Mylan, Inc.†	700	16,499
Par Pharmaceutical Cos., Inc.†	3,300	164,340
Sawai Pharmaceutical Co., Ltd.(7)	12,700	1,482,931
Simcere Pharmaceutical Group ADR†	32,100	252,627
Teva Pharmaceutical Industries, Ltd. ADR	34,035	1,347,105
Towa Pharmaceutical Co., Ltd.(7)	13,700	884,585
Watson Pharmaceuticals, Inc.†	4,000	325,400

		5,436,856

Medical-HMO - 6.0%

Aetna, Inc.	42,500	1,632,425
AMERIGROUP Corp.†	34,600	3,145,832
Amil Participacoes SA	37,200	377,516
Centene Corp.†	48,300	1,961,463
Triple-S Management Corp., Class B†	13,257	270,973
UnitedHealth Group, Inc.	126,100	6,847,230
WellCare Health Plans, Inc.†	40,258	2,282,226
WellPoint, Inc.	26,400	1,580,568

		18,098,233

Medical-Hospitals - 2.6%

Acadia Healthcare Co., Inc.†	36,480	699,686
Bangkok Dusit Medical Services PCL	556,400	1,837,798
Bumrungrad Hospital PCL	243,200	605,381
Community Health Systems, Inc.†	12,900	348,816
Fortis Healthcare, Ltd.†(7)	134,100	219,692
HCA Holdings, Inc.	33,400	953,570
Health Management Associates, Inc., Class A†	12,867	98,561
IHH Healthcare Bhd†	100,600	103,031
Select Medical Holdings Corp.†	51,103	528,916
Universal Health Services, Inc., Class B	64,100	2,560,795

		7,956,246

Medical-Outpatient/Home Medical - 0.3%

Air Methods Corp.†	7,300	850,742

Medical-Wholesale Drug Distribution - 2.5%

AmerisourceBergen Corp.	64,500	2,484,540
Cardinal Health, Inc.	300	11,865
McKesson Corp.	55,600	4,843,316
Sinopharm Group Co., Ltd.(7)	92,000	293,249

		7,632,970

Patient Monitoring Equipment - 0.3%

Insulet Corp.†	40,000	838,800

Pharmacy Services - 5.8%

Catamaran Corp.†	155,270	13,531,780
Express Scripts Holding Co.†	64,267	4,024,400

		17,556,180

Physicians Practice Management - 0.6%

MEDNAX, Inc.†	26,200	1,815,136

Research & Development - 0.0%

AVEO Pharmaceuticals, Inc.†	7,000	67,130

Retail-Convenience Store - 0.2%

CP ALL PCL	494,800	544,777

Retail-Drug Store - 0.9%

Raia Drogasil SA Company Guar. Notes	89,342	944,959
Shanghai Pharmaceuticals Holding Co., Ltd.(7)	357,000	615,144
Shoppers Drug Mart Corp.	25,000	1,062,389

		2,622,492

Therapeutics - 7.5%

Allos Therapeutics, Inc.†	49,300	89,233
AVANIR Pharmaceuticals, Inc., Class A†	492,611	1,635,469
BioMarin Pharmaceutical, Inc.†	77,700	2,901,318
Isis Pharmaceuticals, Inc.†	25,500	347,055
Neurocrine Biosciences, Inc.†	145,235	1,071,834
Onyx Pharmaceuticals, Inc.†	45,700	3,286,744
Pharmacyclics, Inc.†	137,000	9,168,040
Questcor Pharmaceuticals, Inc.†	29,800	1,294,512
Synageva BioPharma Corp.†	3,200	159,872
Theravance, Inc.†	52,900	1,410,843
Threshold Pharmaceuticals, Inc.†	26,500	233,465
ThromboGenics NV†(7)	3,180	111,559
Warner Chilcott PLC, Class A	22,800	310,536
YM Biosciences, Inc.†	214,900	406,161

		22,426,641

Total Common Stock
(cost $213,373,119)		292,579,992

CONVERTIBLE PREFERRED STOCK - 0.3%
Decision Support Software - 0.1%

Castlight Health, Inc. Series D(2)(3)(4)	42,238	254,972

Medical-Drugs - 0.2%

TESARO, Inc. Series B(1)(3)(4)	46,772	550,086

Total CONVERTIBLE PREFERRED STOCK
(cost $611,029)		805,058

WARRANTS† - 0.1%
Medical Products - 0.1%

EnteroMedics, Inc.
Expires 02/23/13
(Strike price $8.28)(3)(4)	82,200	0
EnteroMedics, Inc.
Expires 06/13/16
(Strike price $2.19)	42,300	98,436
EnteroMedics, Inc.
Expires 09/28/16
(Strike price $1.90)	6,300	15,644

		114,080

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc.
Expires 10/05/16
(Strike price $2.77)(2)(3)(4)	13,050	2,160
Cadence Pharmaceuticals, Inc.
Expires 02/18/14
(Strike price $7.84)(3)(4)	9,484	3,352

		5,512

Therapeutics - 0.0%

Cytokinetics, Inc. Expires 06/25/2017 Strike price $0.88(2)	120,120	29,459

Total Warrants
(cost $13,104)		149,051

CONVERTIBLE BONDS & NOTES - 0.0%
Patient Monitoring Equipment - 0.0%

Insulet Corp.
Senior Notes
3.75% due 06/15/2016
(cost $68,000)	$68,000	74,970

U.S. CORPORATE BONDS & NOTES - 0.0%
Heart Monitors - 0.0%

HeartWare International, Inc.
Senior Notes
3.50% due 12/15/2017
(cost $69,086)	71,000	84,934

Total Long - Term Investment Securities
(cost $214,134,338)		293,694,005

SHORT-TERM INVESTMENT SECURITIES - 3.9%
Call Options - Purchased† - 0.0%
Pharmacy Services - 0.0%

Eli Lilly & Co.(6)
(cost $36,275)	225	45,674

Registered Investment Companies - 3.9%

T. Rowe Price Reserve Investment Fund
(cost $11,621,111)	11,621,111	11,621,111

Total Short-Term Investment Securities
(cost $11,657,386)		11,666,785

TOTAL INVESTMENTS
(cost $225,791,724)(5)	101.5%	305,360,790
Liabilities in excess of other assets	(1.5)	(4,457,106)

NET ASSETS	100.0%	$300,903,684

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $810,570 representing 0.3% of net assets.

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2012, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc.
Expires 10/05/16
Strike Price $2.77
Warrant	10/5/2009	13,050	$1,631	$2,160	$0.17	0.0%
Cadence Pharmaceuticals, Inc.
Expires 02/18/14
Strike Price $7.84
Warrant	2/18/2009	9,484	1,186	3,352	0.35	0.0
Castlight Health, Inc.
Series D
Convertible Preferred Stock	4/26/2012	42,238	254,972	254,972	6.04	0.1
EnteroMedics, Inc.
Expires 02/23/13
Strike Price $8.28
Warrant	2/23/2009	82,200	10,275	0	0.00	0.0
TESARO, Inc.
Series B
Convertible Preferred Stock	6/6/2011	19,693	149,919
	3/21/2012	27,079	206,138

		46,772	356,057	550,086	20.31	0.2

				$810,570		0.3%

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Options Purchased

Call Options - Purchased

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at August 31, 2012	Unrealized Appreciation (Depreciation)

Eli Lilly &Co.	Jan 2013	$45.00	225	$36,275	$45,675	$9,400

(7)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $16,804,137 representing 5.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
ADR	- American Depository Receipt
BSE	- Brussels Stock Exchange
FSE	- Frankfurt Stock Exchange

Open call option contracts written at August 31, 2012 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2012	Unrealized Appreciation (Depreciation)
Alexion Pharmaceuticals, Inc.	Jan-13	$100.00	33	$19,763	$48,510	$(28,747)
Alexion Pharmaceuticals, Inc.	Jan-13	115.00	30	14,310	20,700	(6,390)
Allergan, Inc.	Jan-13	105.00	17	5,134	595	4,539
AmerisourceBergen Corp.	Nov-12	40.00	50	5,350	4,500	850
Amgen, Inc.	Jan-13	75.00	33	7,425	35,640	(28,215)
Amgen, Inc.	Jan-13	80.00	50	6,403	35,000	(28,597)
Amgen, Inc.	Jan-13	85.00	50	7,350	20,500	(13,150)
Auxilium Pharmaceuticals, Inc.	Dec-12	25.00	67	11,859	11,055	804
Biogen Idec, Inc.	Jan-13	135.00	33	26,630	61,050	(34,420)
Catamaran Corp.	Oct-12	95.00	17	2,159	2,805	(646)
Catamaran Corp.	Oct-12	110.00	64	11,008	2,880	8,128
Celgene Corp.	Oct-12	70.00	49	14,897	19,845	(4,948)
Celgene Corp.	Jan-13	75.00	99	22,076	36,135	(14,059)
Celgene Corp.	Jan-13	85.00	82	20,765	7,462	13,303
Celgene Corp.	Jan-13	90.00	115	27,677	4,830	22,847
Centene Corp.	Dec-12	45.00	6	1,007	1,920	(913)
Covidien PLC	Jan-13	57.50	66	9,042	14,850	(5,808)
Davita, Inc.	Jan-13	110.00	33	5,706	4,950	756
Express Scripts Holding Co.	Jan-13	67.50	33	5,346	6,930	(1,584)
Express Scripts Holding Co.	Jan-13	70.00	49	5,980	6,615	(635)
Express Scripts, Inc.	Jan-13	65.00	49	11,768	15,190	(3,422)
Henry Schein, Inc.	Oct-12	80.00	33	8,316	4,290	4,026
Incyte Corp.	Sep-12	22.50	66	7,913	990	6,923
Incyte Corp.	Dec-12	25.00	66	8,712	4,290	4,422
Intuitive Surgical, Inc.	Jan-13	550.00	7	20,979	10,290	10,689
McKesson Corp.	Jan-13	95.00	52	10,937	7,020	3,917
McKesson Corp.	Jan-13	100.00	17	5,006	935	4,071
Merck & Co., Inc.	Jan-13	40.00	71	9,159	26,270	(17,111)
Monsanto Co.	Jan-13	90.00	17	7,684	7,225	459
Pharmacyclics, Inc.	Jan-13	80.00	64	34,064	33,920	144
Pharmacyclics, Inc.	Feb-13	85.00	64	30,367	34,560	(4,193)
Regeneron Pharmaceuticals, Inc.	Jan-13	135.00	51	57,649	113,220	(55,571)
Regeneron Pharmaceuticals, Inc.	Jan-13	150.00	32	25,056	42,560	(17,504)
Regeneron Pharmaceuticals, Inc.	Jan-13	160.00	33	28,071	29,040	(969)
Regeneron Pharmaceuticals, Inc.	Jan-13	170.00	33	21,051	17,820	3,231
UnitedHealth Group, Inc.	Jan-13	65.00	105	14,910	6,090	8,820
Valeant Pharmaceuticals International, Inc.	Jan-13	65.00	129	49,747	17,415	32,332
Vertex Pharmaceuticals, Inc.	Jan-13	70.00	99	36,085	15,840	20,245
Vertex Pharmaceuticals, Inc.	Jan-13	65.00	99	19,837	26,235	(6,398)
Zimmer Holdings, Inc.	Jan-13	65.00	35	7,682	6,825	857
Zimmer Holdings, Inc.	Jan-13	70.00	88	13,928	6,160	7,768

			2,186	$658,808	$772,957	$(114,149)

Open put option contracts written at August 31, 2012 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2012	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Jan-13	$62.50	68	$40,255	$12,648	$27,607
Agilent Technologies, Inc.	Jan-13	45.00	15	13,980	12,825	1,155
Alexion Pharmaceuticals, Inc.	Jan-13	95.00	13	18,410	7,020	11,390
Allergan, Inc.	Jan-13	90.00	38	29,858	26,980	2,878
AMERIGROUP Corp.	Jan-13	70.00	20	22,127	300	21,827
Amgen, Inc.	Jan-13	85.00	48	34,046	25,920	8,126
Baxter International, Inc.	Jan-13	60.00	28	27,635	11,480	16,155
Baxter International, Inc.	Jan-13	65.00	28	44,715	21,700	23,015
Biogen Idec, Inc.	Jan-13	115.00	47	68,172	13,630	54,542
Biogen Idec, Inc.	Jan-13	120.00	35	63,712	12,250	51,462
Biogen Idec, Inc.	Jan-13	135.00	66	115,299	43,560	71,739
Biogen Idec, Inc.	Jan-13	140.00	68	115,693	55,760	59,933
Biogen Idec, Inc.	Jan-13	145.00	32	62,899	32,320	30,579
Bristol Myers Squibb Co.	Jan-13	34.00	80	19,200	19,920	(720)
Bristol Myers Squibb Co.	Jan-13	35.00	161	53,660	51,520	2,140
Catamaran Corp.	Oct-12	70.00	33	30,260	1,980	28,280
Catamaran Corp.	Oct-12	105.00	16	21,151	30,720	(9,569)
Celgene Corp.	Jan-13	60.00	16	9,152	2,736	6,416
Celgene Corp.	Jan-13	70.00	13	9,736	5,460	4,276
Celgene Corp.	Jan-13	72.50	13	11,496	6,825	4,671
Centene Corp.	Dec-12	32.50	32	18,776	5,280	13,496
Cerner Corp.	Jan-13	80.00	16	12,467	15,520	(3,053)
Cerner Corp.	Jan-13	85.00	16	16,972	21,280	(4,308)
CVS Caremark Corp.	Jan-13	45.00	138	74,627	31,464	43,163
CVS Caremark Corp.	Jan-13	50.00	165	110,695	88,275	22,420
Edwards Lifesciences Corp.	Jan-13	100.00	16	13,232	11,200	2,032
Edwards Lifesciences Corp.	Jan-13	105.00	16	17,952	15,200	2,752
Edwards Lifesciences Corp.	Jan-13	70.00	21	18,282	1,785	16,497
Eli Lilly & Co.	Jan-13	40.00	194	58,798	15,132	43,666
Eli Lilly & Co.	Apr-13	48.00	127	63,349	67,310	(3,961)
Express Scripts Holding Co.	Feb-13	65.00	48	30,335	29,040	1,295
Express Scripts, Inc.	Jan-13	50.00	20	13,040	1,660	11,380
Express Scripts, Inc.	Jan-13	55.00	33	28,950	5,478	23,472
Express Scripts, Inc.	Jan-13	57.50	33	26,630	7,590	19,040
Forest Laboratories, Inc.	Jan-13	35.00	33	15,576	7,095	8,481
Forest Laboratories, Inc.	Jan-13	40.00	142	84,062	80,940	3,122
Forest Laboratories, Inc.	Feb-13	42.00	80	58,752	61,600	(2,848)
Gilead Sciences, Inc.	Jan-13	35.00	21	10,332	462	9,870
Gilead Sciences, Inc.	Jan-13	55.00	27	18,144	7,884	10,260
Gilead Sciences, Inc.	Jan-13	60.00	27	26,283	13,905	12,378
Humana, Inc.	Jan-13	85.00	35	43,853	58,800	(14,947)
Humana, Inc.	Jan-13	97.50	47	70,668	136,770	(66,102)
Impax Laboratories, Inc.	Mar-13	25.00	32	9,824	11,840	(2,016)
Incyte Corp.	Sep-12	20.00	25	4,925	2,250	2,675
Incyte Corp.	Dec-12	20.00	25	7,175	6,125	1,050
Intermune, Inc.	Jan-13	20.00	31	21,079	40,300	(19,221)
Intuitive Surgical, Inc.	Jan-13	400.00	4	15,988	3,440	12,548
Intuitive Surgical, Inc.	Jan-13	500.00	6	29,846	23,640	6,206
Johnson & Johnson	Jan-13	67.50	50	33,349	12,150	21,199
Johnson & Johnson	Jan-13	70.00	105	87,108	42,000	45,108
Medicines Company	Jan-13	25.00	1	477	310	167
Medicis Pharmaceutical, Class A	Jan-13	38.00	16	7,581	12,480	(4,899)
Medicis Pharmaceutical, Class A	Oct-12	45.00	66	51,135	102,300	(51,165)
Medivation, Inc.	Jan-13	100.00	6	14,682	6,930	7,752
MEDNAX, Inc.	Nov-12	70.00	14	11,226	7,980	3,246
Medtronic, Inc.	Jan-13	40.00	68	34,815	14,756	20,059
Merck & Co., Inc.	Jan-13	45.00	69	57,579	24,840	32,739
Merck & Co., Inc.	Jan-13	46.00	32	17,325	13,920	3,405
Mettler-Toledo International, Inc.	Oct-12	180.00	1	1,997	1,810	187
Monsanto Co.	Jan-13	75.00	16	11,622	3,472	8,150
Monsanto Co.	Jan-13	80.00	21	34,901	7,245	27,656
Monsanto Co.	Jan-13	90.00	22	16,604	17,050	(446)
Nuance Communications, Inc.	Jan-14	25.00	14	9,898	7,840	2,058
Nuance Communications, Inc.	Jan-13	25.00	20	7,448	6,400	1,048
Nuance Communications, Inc.	Jan-13	30.00	52	32,089	35,360	(3,271)
Onyx Pharmaceuticals, Inc.	Jan-13	70.00	48	47,855	37,440	10,415
Onyx Pharmaceuticals, Inc.	Jan-13	75.00	48	65,652	46,080	19,572
Onyx Pharmaceuticals, Inc.	Feb-13	75.00	32	30,143	32,960	(2,817)
Onyx Pharmaceuticals, Inc.	Jan-14	75.00	27	37,558	42,120	(4,562)
Pfizer, Inc.	Jan-13	22.50	217	58,374	15,624	42,750
Pfizer, Inc.	Jan-13	25.00	289	127,735	55,199	72,536
Pfizer, Inc.	Jan-13	27.00	329	178,748	118,440	60,308
Quest Diagnostics, Inc.	Nov-12	60.00	19	10,416	4,370	6,046
Quest Diagnostics, Inc.	Feb-13	65.00	45	31,139	31,050	89
Regeneron Pharmaceuticals, Inc.	Jan-13	115.00	13	23,078	5,590	17,488
Regeneron Pharmaceuticals, Inc.	Jan-13	105.00	26	46,567	6,760	39,807
Sanofi ADR	Sep-12	41.00	137	86,732	14,385	72,347
St. Jude Medical, Inc.	Jan-13	40.00	48	21,735	20,160	1,575
St. Jude Medical, Inc.	Jan-13	45.00	24	21,768	19,440	2,328
Stryker Corp.	Jan-13	60.00	18	20,871	14,040	6,831
Stryker Corp.	Jan-13	65.00	7	10,899	8,680	2,219
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	45.00	21	19,257	12,705	6,552
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	50.00	51	46,129	54,570	(8,441)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	52.50	20	17,890	26,400	(8,510)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	55.00	14	15,218	21,910	(6,692)
UnitedHealth Group, Inc.	Jan-13	55.00	17	13,100	7,395	5,705
Valeant Pharmaceuticals International, Inc.	Jan-13	45.00	21	15,582	6,930	8,652
Valeant Pharmaceuticals International, Inc.	Jan-13	47.00	21	17,682	8,400	9,282
Valeant Pharmaceuticals International, Inc.	Jan-13	50.00	13	10,141	6,630	3,511
Valeant Pharmaceuticals International, Inc.	Jan-13	60.00	55	68,143	61,050	7,093
Vertex Pharmaceuticals, Inc.	Jan-13	45.00	68	82,075	19,720	62,355
Vertex Pharmaceuticals, Inc.	Jan-13	55.00	15	12,405	11,100	1,305
Vertex Pharmaceuticals, Inc.	Jan-13	60.00	18	20,204	19,080	1,124
Vertex Pharmaceuticals, Inc.	Jan-13	65.00	97	130,082	141,620	(11,538)
Warner Chilcott PLC, Class A	Jan-13	16.00	36	17,892	11,880	6,012
Watson Pharmaceuticals, Inc.	Nov-12	65.00	3	1,791	120	1,671
Watson Pharmaceuticals, Inc.	Nov-12	80.00	81	70,087	25,920	44,167
WellPoint, Inc.	Jan-13	70.00	66	54,251	78,210	(23,959)
Zimmer Holdings, Inc.	Jan-13	65.00	21	24,087	11,550	12,537
Zimmer Holdings, Inc.	Jan-13	70.00	7	10,829	6,510	4,319

			4,793	$3,628,019	$2,487,700	$1,140,319

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical Products	$24,789,940	$2,558,639	$—	$27,348,579
Medical-Biomedical/Gene	75,962,851	1,285,297	—	77,248,148
Medical-Drugs	46,933,740	8,226,381	—	55,160,121
Medical-HMO	18,098,233	—	—	18,098,233
Pharmacy Services	17,556,180	—	—	17,556,180
Therapeutics	22,315,082	111,559	—	22,426,641
Other Industries*	69,062,673	5,679,417	—	74,742,090
Convertible Preferred Stock	—	550,086	254,972	805,058
Warrants	—	117,432	31,619	149,051
Convertible Bonds & Notes	—	74,970	—	74,970
U.S. Corporate Bonds & Notes	—	84,934	—	84,934
Short-Term Investment Securities:
Call Options-Purchased	45,674	—	—	45,674
Registered Investment Companies	11,621,111	—	—	11,621,111
Other Financial Instruments:†
Call Option Contracts Written - Appreciation	159,131	—	—	159,131
Put Option Contracts Written - Appreciation	1,393,364	—	—	1,393,364

Total	$287,937,979	$18,688,715	$286,591	$306,913,285

LIABILITIES:
Other Financial Instruments:†
Call Option Contracts Written - Depreciation	273,280	—	—	273,280
Put Option Contracts Written - Depreciation	253,045	—	—	253,045

Total	$526,325	$—	$—	$526,325

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $16,692,576 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between levels.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Principal Amount(3)/ Shares		Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 16.3%
Banks-Commercial - 0.6%

National City Bank FRS Sub. Notes 0.84% due 06/07/2017		$1,580,000	$1,492,081
US Bank NA FRS Sub. Notes 3.78% due 04/29/2020		1,000,000	1,058,571

			2,550,652

Banks-Money Center - 0.0%

RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/2034(1)		50,000	39,250

Banks-Super Regional - 2.9%

Bank of America NA FRS Sub. Notes 0.75% due 06/15/2016		2,000,000	1,869,250
Bank of America NA FRS Sub. Notes 0.77% due 06/15/2017		2,000,000	1,783,486
Fifth Third Bancorp FRS Sub. Notes 0.89% due 12/20/2016		2,000,000	1,850,412
Mellon Capital IV FRS Limited Guar. Notes 4.00% due 10/11/2012(1)		3,000,000	2,604,720
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 10/11/2012(1)		2,000,000	1,975,000
Wells Fargo & Co. FRS Senior Notes 4.00% due 03/31/2021		2,000,000	2,197,070

			12,279,938

Diversified Banking Institutions - 4.0%

Bank of America Corp. FRS Senior Notes 2.01% due 07/11/2014		2,500,000	2,506,365
Citigroup, Inc. FRS Senior Notes 2.44% due 08/13/2013		1,000,000	1,011,353
Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/2013(2)		5,000,000	4,875,000
JPMorgan Chase & Co. FRS Senior Notes 2.16% due 06/23/2016		2,000,000	1,934,000
JPMorgan Chase & Co. FRS Senior Notes 3.74% due 04/28/2020		2,000,000	2,100,800
JPMorgan Chase & Co. FRS Senior Notes 4.00% due 02/25/2021		1,000,000	990,535
Morgan Stanley FRS Senior Notes 4.05% due 11/01/2013		1,150,000	1,178,256
Morgan Stanley Senior Notes 5.40% due 05/15/2015*	BRL	1,632,500	830,364
Morgan Stanley FRS Senior Notes 6.50% due 04/25/2023		2,000,000	$1,767,908

			17,194,581

Diversified Financial Services - 1.1%

General Electric Capital Corp. FRS Senior Notes 1.31% due 05/09/2016		1,000,000	995,077
General Electric Capital Corp. FRS Jr. Sub. Notes 7.13% due 06/15/2022(1)		1,500,000	1,638,360
Morgan Stanley & Co. LLC FRS Senior Notes 5.00% due 02/11/2020		2,000,000	1,892,278

			4,525,715

Electric-Integrated - 0.4%

Dominion Resources, Inc. FRS Jr. Sub Notes 2.76% due 09/30/2066		2,000,000	1,820,842

Finance-Auto Loans - 0.2%

Ford Motor Credit Co. LLC Notes 2.50% due 01/15/2016		800,000	800,157
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015		250,000	253,238

			1,053,395

Finance-Consumer Loans - 0.7%

SLM Corp. FRS Senior Notes 3.25% due 04/01/2014		1,000,000	985,820
SLM Corp. FRS Senior Notes 3.83% due 11/21/2013		2,000,000	2,054,840

			3,040,660

Finance-Credit Card - 0.5%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/2066		2,100,000	2,121,000

Finance-Investment Banker/Broker - 2.0%

Citigroup Funding, Inc. FRS Company Guar. Notes 2.50% due 05/28/2013		5,000,000	4,993,900
Citigroup Funding, Inc. FRS Company Guar. Notes 4.16% due 03/30/2020		3,000,000	3,168,690
Lehman Brothers Holdings, Inc. Escrow Notes 0.00% due 04/14/2011†		400,000	89,500
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†		578,000	140,888
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†		1,000,000	223,750

			8,616,728

Finance-Other Services - 0.0%

National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/2015		60,000	60,719

Insurance-Life/Health - 1.3%

Pacific Life Global Funding FRS Bonds 3.88% due 02/06/2016*		3,300,000	3,339,600
Prudential Financial, Inc. FRS Senior Notes 4.41% due 05/23/2018		2,000,000	2,109,140

			5,448,740

Insurance-Multi-line - 1.4%

Monumental Global Funding III FRS Senior Sec. Notes 3.88% due 05/22/2018*		5,000,000	5,837,115

Metal-Iron - 0.9%

Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021		3,937,000	3,862,063

Oil & Gas Drilling - 0.0%

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022		143,000	150,575

Special Purpose Entity - 0.2%

Strats-Daimler Chrysler FRS Bonds 3.66% due 11/15/2013*(2)		1,000,000	991,170

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*		200,000	203,254

Total U.S. Corporate Bonds & Notes (cost $68,879,751)			69,796,397

FOREIGN CORPORATE BONDS & NOTES - 3.1%
Banks-Commercial - 1.5%

Banco Bradesco SA FRS Senior Notes 2.54% due 05/16/2014*		1,500,000	1,505,759
Barclays Bank PLC FRS Senior Notes 2.49% due 03/10/2017		2,000,000	1,955,000
Barclays Bank PLC FRS Senior Notes 3.20% due 02/25/2013(2)		3,000,000	2,967,000

			6,427,759

Banks-Money Center - 0.4%

Royal Bank of Scotland NV FRS Company Guar. Notes 3.45% due 03/31/2018		2,000,000	1,947,200

Diversified Banking Institutions - 0.6%

UBS AG FRS Notes 3.76% due 04/09/2020		2,000,000	2,012,820
UBS AG Sub. Notes 7.63% due 08/17/2022		400,000	401,500

			2,414,320

Diversified Minerals - 0.2%

Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/2017		800,000	827,494

Metal-Diversified - 0.3%

Noranda, Inc. Company Guar. Notes 5.50% due 06/15/2017		1,000,000	1,106,366
Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022		250,000	246,011

			1,352,377

Oil-Field Services - 0.1%

Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*		400,000	400,454

Total Foreign Corporate Bonds & Notes (cost $13,425,844)			13,369,604

FOREIGN GOVERNMENT AGENCIES(4) - 11.8%
Sovereign - 11.8%

Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/2014	BRL	5,643,962	2,948,568
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/2015	BRL	5,003,589	2,687,398
Government of Australia Bonds 2.64% due 09/20/2030	AUD	2,838,000	3,774,909
Government of Australia Bonds 3.24% due 09/20/2025	AUD	12,680,400	17,220,910
Government of Canada Bonds 1.50% due 12/01/2044	CAD	7,364,280	9,784,052
Government of Canada Bonds 2.00% due 12/01/2041	CAD	2,515,027	3,672,667
Government of Canada Bonds 4.25% due 12/01/2021	CAD	7,319,450	10,535,330

Total Foreign Government Agencies (cost $41,385,664)			50,623,834

FOREIGN GOVERNMENT TREASURIES - 1.3%
Sovereign - 1.3%

United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2029(4) (cost $5,308,133)	GBP	3,259,296	5,421,723

U.S. GOVERNMENT AGENCIES - 3.0%
Federal Home Loan Mtg. Corp. - 1.5%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF
0.69% due 12/15/2038		1,955,094	1,957,671

Series 3925, Class FL
0.69% due 01/15/2041	1,888,923	1,893,889
Series 4001, Class FM
0.74% due 02/15/2042	965,093	967,644
Series 3355, Class BF
0.94% due 08/15/2037	1,698,046	1,710,531

		6,529,735

Federal National Mtg. Assoc. - 1.2%

Federal National Mtg. Assoc. REMIC FRS Series 2011-103, Class FD 0.69% due 05/25/2040	4,829,309	4,841,091

Government National Mtg. Assoc. - 0.3%

Government National Mtg. Assoc. FRS Series 2010-14, Class FN 0.79% due 02/16/2040	1,231,153	1,241,604

Total U.S. Government Agencies
(cost $12,583,671)		12,612,430

U.S. GOVERNMENT TREASURIES(4) - 56.2%

United States Treasury Bonds - 29.3%
1.75% due 01/15/2028 TIPS	17,417,337	22,345,903
2.00% due 01/15/2026 TIPS	9,261,563	12,037,864
2.13% due 02/15/2040 TIPS	2,548,224	3,733,546
2.13% due 02/15/2041 TIPS	6,287,640	9,276,231
2.38% due 01/15/2025 TIPS	3,652,410	4,901,078
2.50% due 01/15/2029 TIPS	9,085,480	12,906,351
2.63% due 07/15/2017 TIPS	8,858,160	10,669,237
3.63% due 04/15/2028 TIPS	12,769,920	20,129,582
3.88% due 04/15/2029 TIPS	17,798,618	29,356,595

		125,356,387

United States Treasury Notes - 26.9%

0.13% due 04/15/2016 TIPS	11,228,544	11,857,522
0.13% due 04/15/2017 TIPS	4,546,710	4,877,056
0.50% due 04/15/2015 TIPS	2,117,920	2,222,988
0.63% due 04/15/2013 TIPS	2,171,480	2,191,838
0.63% due 07/15/2021 TIPS	1,018,210	1,152,328
1.13% due 01/15/2021 TIPS	4,720,860	5,519,351
1.25% due 04/15/2014 TIPS	13,554,625	14,080,924
1.38% due 07/15/2018 TIPS	8,939,448	10,402,585
1.38% due 01/15/2020 TIPS	6,367,440	7,531,987
1.63% due 01/15/2015 TIPS	6,261,691	6,712,726
1.88% due 07/15/2013 TIPS	10,995,600	11,325,468
1.88% due 07/15/2015 TIPS	15,337,790	16,863,179
1.88% due 07/15/2019 TIPS	1,612,200	1,960,712
2.00% due 07/15/2014 TIPS	6,087,350	6,491,112
2.00% due 01/15/2016 TIPS	5,781,250	6,466,421
2.38% due 01/15/2017 TIPS	4,551,880	5,322,145

		114,978,342

Total U.S. Government Treasuries
(cost $202,918,664)		240,334,729

PREFERRED STOCK - 3.2%
Banks-Money Center - 0.1%

National Westminster Bank PLC 7.76%	11,198	279,390

Banks-Super Regional - 1.1%

Capital One Financial Corp. 6.00%	80,000	2,000,000
US Bancorp FRS 3.50%	3,500	2,992,500

		4,992,500

Electric-Integrated - 0.5%

Southern California Edison Co. FRS 4.08%	20,000	2,010,000

Finance-Consumer Loans - 0.5%
SLM Corp. FRS 3.70%	53,000	1,268,290

SLM Corp. FRS 4.70%	33,871	786,824

		2,055,114

Insurance-Life/Health - 0.6%

Principal Financial Group, Inc. FRS 5.56%	27,800	2,700,945

Insurance-Multi-line - 0.4%

XLIT, Ltd. FRS 3.58%	2,500	1,837,500

Total Preferred Stock
(cost $13,136,544)		13,875,449

Total Long-Term Investment Securities
(cost $357,638,271)		406,034,166

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Time Deposits - 4.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012
(cost $20,737,000)	20,737,000	20,737,000

TOTAL INVESTMENTS
(cost $378,375,271) (5)	99.8%	426,771,166
Other assets less liabilities	0.2	756,955

NET ASSETS	100.0%	$427,528,121

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $13,107,716 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	Principal amount of security is adjusted for inflation.
(5)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Dollar

CAD—Canadian Dollar

GBP—British Pound

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates as of August 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$49,535,767	$20,260,630	$69,796,397
Foreign Corporate Bonds & Notes	—	4,487,584	8,882,020	13,369,604
Foreign Government Agencies	—	50,623,834	—	50,623,834
Foreign Government Treasuries	—	5,421,723	—	5,421,723
U.S. Government Agencies	—	12,612,430	—	12,612,430
U.S. Government Treasuries	—	240,334,729	—	240,334,729
Preferred Stock	13,875,449	—	—	13,875,449
Short-Term Investment Securities:
Time Deposits	—	20,737,000	—	20,737,000

Total	$13,875,449	$383,753,067	$29,142,650	$426,771,166

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2012	$18,936,734	$8,761,700
Accrued discounts	4,329	361
Accrued premiums	—	(2,602)
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	328,397	159,439
Change in unrealized depreciation(1)	—	(36,878)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	991,170	—
Transfers out of Level 3	—	—

Balance as of 8/31/2012	$20,260,630	$8,882,020

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$328,397	$122,561

The Fund’s securities classified as Level 3, with a fair value of $29,142,650 at August 31, 2012, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices on which the broker may be willing to trade).

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
COMMON STOCK - 94.9%
Australia - 7.4%

AGL Energy, Ltd.#(1)	35,114	$551,044
ALS, Ltd.#(1)	21,877	187,013
Alumina, Ltd.#(1)	157,963	121,072
Amcor, Ltd.(1)	77,975	608,729
AMP, Ltd.#(1)	186,766	863,413
APA Group#(1)(2)	41,760	208,237
Asciano, Ltd.(1)	63,288	293,430
ASX, Ltd.#(1)	11,222	353,822
Australia & New Zealand Banking Group, Ltd.(1)	173,034	4,451,843
Bendigo and Adelaide Bank, Ltd.#(1)	25,033	196,451
BGP Holdings PLC†(3)(4)	835,027	0
BHP Billiton, Ltd.(1)	208,516	6,854,757
Boral, Ltd.#(1)	47,940	171,432
Brambles, Ltd.(1)	100,450	708,607
Caltex Australia, Ltd.(1)	8,613	140,351
Centro Retail Australia(1)(2)	80,273	177,785
CFS Retail Property Trust Group(1)(2)	127,950	253,696
Coca-Cola Amatil, Ltd.(1)	36,812	521,276
Cochlear, Ltd.#(1)	3,620	252,526
Commonwealth Bank of Australia#(1)	102,820	5,832,239
Computershare, Ltd.(1)	28,329	246,603
Crown, Ltd.#(1)	25,924	241,083
CSL, Ltd.(1)	33,019	1,519,399
Dexus Property Group(1)(2)	296,046	292,974
Echo Entertainment Group, Ltd.#(1)	48,014	202,844
Fairfax Media, Ltd.#(1)	147,995	64,629
Fortescue Metals Group, Ltd.#(1)	91,084	339,577
Goodman Group(1)(2)	100,139	414,678
GPT Group(1)(2)	92,010	333,903
Harvey Norman Holdings, Ltd.#(1)	34,645	73,458
Iluka Resources, Ltd.#(1)	27,139	258,965
Incitec Pivot, Ltd.(1)	104,305	315,095
Insurance Australia Group, Ltd.#(1)	134,060	576,486
Leighton Holdings, Ltd.#(1)	9,764	162,117
Lend Lease Group#(1)(2)	34,655	304,961
Lynas Corp., Ltd.†#(1)	110,009	73,428
Macquarie Group, Ltd.(1)	21,380	596,131
Metcash, Ltd.#(1)	55,850	211,490
Mirvac Group(1)(2)	220,464	308,346
National Australia Bank, Ltd.(1)	144,616	3,779,131
Newcrest Mining, Ltd.(1)	49,460	1,262,975
Orica, Ltd.(1)	23,625	592,995
Origin Energy, Ltd.#(1)	70,470	870,451
OZ Minerals, Ltd.#(1)	20,322	132,187
Qantas Airways, Ltd.†(1)	72,166	86,045
QBE Insurance Group, Ltd.#(1)	76,349	1,030,744
QR National, Ltd.(1)	111,672	405,122
Ramsay Health Care, Ltd.#(1)	8,318	214,368
Rio Tinto, Ltd.#(1)	28,204	1,445,395
Santos, Ltd.(1)	61,792	719,156
Sims Metal Management, Ltd.#(1)	10,729	101,366
Sonic Healthcare, Ltd.#(1)	24,001	332,840
SP AusNet(1)(2)	104,330	113,725
Stockland(1)(2)	145,295	478,524
Suncorp Group, Ltd.(1)	83,046	791,014
Sydney Airport (1)(2)	24,966	84,194
Tabcorp Holdings, Ltd.#(1)	47,140	142,551
Tatts Group, Ltd.#(1)	88,187	248,352
Telstra Corp., Ltd.(1)	280,899	1,119,388
Toll Holdings, Ltd.#(1)	44,496	213,625
Transurban Group(1)(2)	85,880	537,647
Wesfarmers, Ltd.(1)	65,070	2,327,698
Westfield Group(1)(2)	139,023	1,424,140
Westfield Retail Trust(1)(2)	187,284	560,520
Westpac Banking Corp.(1)	197,314	5,064,528
Whitehaven Coal, Ltd.#(1)	29,178	99,508
Woodside Petroleum, Ltd.(1)	42,633	1,517,788
Woolworths, Ltd.(1)	79,538	2,437,679
WorleyParsons, Ltd.(1)	13,327	366,924

		57,784,470

Austria - 0.2%

Andritz AG(1)	2,196	113,055
Erste Group Bank AG†(1)	6,477	130,357
Immoeast AG†#(3)(4)	13,480	0
IMMOFINANZ AG(1)	26,107	83,739
OMV AG(1)	34,501	1,143,406
Raiffeisen Bank International AG#(1)	1,246	41,506
Telekom Austria AG(1)	6,869	54,768
Verbund AG#(1)	1,739	35,150
Vienna Insurance Group AG Wiener Versicherung Gruppe(1)	1,160	48,509
Voestalpine AG(1)	3,409	97,329

		1,747,819

Belgium - 0.7%

Ageas(1)	16,957	377,446
Anheuser-Busch InBev NV(1)	31,853	2,678,946
Belgacom SA(1)	27,540	815,523
Colruyt SA(1)	2,355	111,662
Delhaize Group SA(1)	3,066	121,410
Groupe Bruxelles Lambert SA(1)	2,399	165,402
KBC Groep NV(1)	9,754	211,988
Mobistar SA(1)	841	26,613
Solvay SA(1)	1,794	201,246
Telenet Group Holding NV(1)	1,706	66,288
UCB SA (BSE)#(1)	3,304	161,960
Umicore SA#(1)	8,545	404,460

		5,342,944

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings, Ltd.(1)	31,000	187,034
China Resources Gas Group, Ltd.	30,000	56,433
Credicorp, Ltd.	2,800	337,484
First Pacific Co.(1)	132,000	142,171
Haier Electronics Group Co., Ltd.†(1)	544,000	644,003
Kerry Properties, Ltd.(1)	45,500	217,301
Li & Fung, Ltd.(1)	378,000	616,781
Noble Group, Ltd.(1)	252,000	243,197
NWS Holdings, Ltd.(1)	92,000	147,743
Orient Overseas International, Ltd.(1)	14,000	75,027
Seadrill, Ltd.(1)	10,919	448,892
Shangri-La Asia, Ltd.(1)	98,000	183,590
Yue Yuen Industrial Holdings, Ltd.(1)	47,000	136,440

		3,436,096

Brazil - 0.8%

All America Latina Logistica SA	18,336	80,664
Amil Participacoes SA	6,400	64,949
Anhanguera Educacional Participacoes SA	3,918	58,310
Banco do Brasil SA	16,800	191,844
Banco Santander Brasil SA(2)	21,900	168,304
BM&FBovespa SA	50,100	265,321
BR Malls Participacoes SA	9,600	119,651
BR Properties SA	4,200	51,106
BRF - Brasil Foods SA	20,000	321,297

CCR SA	26,100	234,526
Centrais Eletricas Brasileiras SA	12,600	80,818
CETIP SA - Mercados Organizados	6,300	81,004
Cia de Saneamento Basico do Estado de Sao Paulo	2,843	120,168
Cia de Saneamento de Minas Gerais-COPASA	1,807	43,174
Cia Hering	3,900	85,209
Cia Siderurgica Nacional SA	20,900	102,961
Cielo SA	8,100	239,461
Cosan SA Industria e Comercio	5,227	87,035
CPFL Energia SA	9,400	99,562
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,769	63,188
Diagnosticos da America SA	12,901	81,414
Duratex SA	8,500	51,128
EcoRodovias Infraestrutura e Logistica SA	8,856	73,513
EDP - Energias do Brasil SA	13,700	87,536
Embraer SA	17,200	118,626
Fibria Celulose SA†	7,650	59,507
HRT Participacoes em Petroleo SA†	4,186	9,589
Hypermarcas SA†	10,500	67,400
JBS SA†	14,200	40,364
Light SA	3,500	42,450
Localiza Rent a Car SA	4,134	72,909
Lojas Renner SA	3,500	115,385
MMX Mineracao e Metalicos SA†	4,000	10,487
MPX Energia SA†	4,300	26,691
MRV Engenharia e Participacoes SA	8,600	49,908
Multiplan Empreendimentos Imobiliarios SA	1,278	32,676
Multiplus SA	800	17,025
Natura Cosmeticos SA	5,300	132,898
Obrascon Huarte Lain Brasil SA	4,984	48,246
Odontoprev SA	11,146	60,400
OGX Petroleo e Gas Participacoes SA†	31,400	97,453
Oi SA	11,200	50,485
PDG Realty SA Empreendimentos e Participacoes	32,800	63,826
Petroleo Brasileiro SA	84,900	890,867
Porto Seguro SA	4,700	43,390
Raia Drogasil SA Company Guar. Notes	6,000	63,461
Redecard SA	10,500	173,543
Souza Cruz SA	12,200	163,536
Sul America SA(2)	3,500	24,863
Tim Participacoes SA	25,400	100,979
Totvs SA	3,800	73,851
Tractebel Energia SA	5,600	93,136
Ultrapar Participacoes SA	8,500	181,733
Vale SA	38,500	640,687

		6,418,514

Cayman Islands - 0.3%

Agile Property Holdings, Ltd.(1)	148,000	170,481
Anta Sports Products, Ltd.	51,000	30,419
ASM Pacific Technology, Ltd.(1)	12,700	142,782
Belle International Holdings, Ltd.(1)	311,000	562,982
Foxconn International Holdings, Ltd.†(1)	140,000	44,482
Lifestyle International Holdings, Ltd.(1)	32,000	70,309
MGM China Holdings, Ltd.(1)	60,400	100,796
Sands China, Ltd.(1)	156,000	553,697
Tencent Holdings, Ltd.(1)	11,100	340,329
Wynn Macau, Ltd.(1)	98,800	228,996

		2,245,273

China - 1.7%

Agricultural Bank of China, Ltd., Class H(1)	700,000	259,054
Air China, Ltd., Class H(1)	869,936	524,793
Anhui Conch Cement Co., Ltd., Class H(1)	214,000	536,403
AviChina Industry & Technology Co., Ltd., Class H	1,484,000	533,236
Bank of China, Ltd., Class H(1)	1,919,000	699,608
Bank of Communications Co., Ltd., Class H(1)	1,174,000	771,373
China BlueChemical, Ltd., Class H(1)	1,070,000	622,749
China Communications Construction Co., Ltd., Class H(1)	715,575	551,843
China Communications Services Corp., Ltd., Class H(1)	534,000	297,232
China Construction Bank Corp., Class H(1)	2,658,302	1,753,203
China Life Insurance Co., Ltd., Class H(1)	4,000	10,802
China Merchants Bank Co., Ltd., Class H(1)	240,500	416,287
China Oilfield Services, Ltd., Class H(1)	438,000	701,813
China Petroleum & Chemical Corp., Class H(1)	1,202,000	1,136,881
China Railway Group, Ltd., Class H(1)	364,000	137,422
China Shenhua Energy Co., Ltd., Class H(1)	275,500	1,007,479
China Vanke Co., Ltd., Class B(1)	544,600	682,489
Chongqing Rural Commercial Bank, Class H(1)	972,000	402,363
Dongfeng Motor Group Co., Ltd., Class H(1)	42,000	54,719
Great Wall Motor Co., Ltd.(1)	81,500	185,016
Industrial & Commercial Bank of China, Ltd., Class H(1)	873,000	476,583
Jiangsu Expressway Co., Ltd., Class H(1)	686,928	563,106
PetroChina Co., Ltd., Class H(1)	132,000	159,243
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H(1)	424,600	456,258

		12,939,955

Colombia - 0.1%

Almacenes Exito SA	7,527	122,974
Bancolombia SA	7,356	104,049
Cementos Argos SA	12,215	47,547
Corp Financiera Colombiana SA	5,196	94,006
Ecopetrol SA	116,411	336,341
Grupo Argos SA	11,877	114,603
Grupo de Inversiones Suramericana SA	8,232	136,839
Interconexion Electrica SA ESP	13,192	79,268
Isagen SA ESP	40,492	54,722

		1,090,349

Czech Republic - 0.0%

CEZ AS(1)	954	37,450
Telefonica Czech Republic AS(1)	13,052	276,676

		314,126

Denmark - 1.3%

AP Moeller - Maersk A/S, Series A(1)	203	1,251,518
AP Moeller - Maersk A/S, Series B(1)	204	1,330,169
Carlsberg A/S, Class B(1)	23,399	2,022,367
Coloplast A/S, Class B#(1)	803	160,195
Danske Bank A/S†(1)	20,236	350,755
DSV A/S(1)	23,852	517,935
Novo Nordisk A/S, Class B(1)	25,267	3,975,746
Novozymes A/S, Class B(1)	7,364	203,866
TDC A/S(1)	14,008	93,050
Tryg A/S(1)	1,737	108,059

William Demant Holding A/S†(1)	758	65,304

		10,078,964

Egypt - 0.1%

Commercial International Bank Egypt SAE(1)	28,045	138,337
Egyptian Kuwaiti Holding Co SAE(1)	105,450	134,969
National Societe Generale Bank SAE(1)	10,918	56,533
Orascom Construction Industries(1)	302	13,615
Orascom Telecom Holding SAE†(1)	124,152	73,847

		417,301

Finland - 0.4%

Elisa Oyj(1)	3,933	83,077
Fortum Oyj(1)	13,368	246,757
Kesko Oyj, Class B#(1)	1,862	49,207
Kone Oyj, Class B(1)	4,692	286,587
Metso Oyj(1)	3,870	137,865
Neste Oil Oyj#(1)	3,979	45,717
Nokia Oyj#(1)	171,388	483,848
Nokian Renkaat Oyj(1)	9,583	375,768
Orion Oyj, Class B#(1)	2,639	54,110
Pohjola Bank PLC, Class A#(1)	33,018	371,191
Sampo Oyj, Class A(1)	13,004	372,179
Stora Enso Oyj, Class R(1)	16,128	97,111
UPM-Kymmene Oyj(1)	18,683	206,280
Wartsila OJY ABP(1)	5,068	162,630

		2,972,327

France - 7.1%

Accor SA(1)	6,742	212,499
Aeroports de Paris(1)	3,814	302,139
Air Liquide SA(1)	9,691	1,138,221
Alcatel-Lucent†#(1)	191,127	216,853
Alstom SA(1)	13,929	494,438
Arkema SA(1)	3,764	320,314
AtoS(1)	10,785	630,468
AXA SA(1)	228,034	3,287,574
BNP Paribas SA(1)	101,828	4,403,601
Bouygues SA#(1)	45,661	1,133,120
Bureau Veritas SA(1)	1,715	158,028
Cap Gemini SA(1)	7,398	271,178
Carrefour SA(1)	17,427	364,682
Casino Guichard Perrachon SA(1)	1,665	147,717
Christian Dior SA(1)	18,185	2,581,024
Cie de St-Gobain(1)	12,124	414,755
Cie Generale d’Optique Essilor International SA(1)	6,240	543,982
Cie Generale de Geophysique - Veritas†(1)	7,866	227,545
Cie Generale des Etablissements Michelin(1)	13,946	997,196
CNP Assurances(1)	4,126	50,028
Credit Agricole SA†(1)	30,142	174,960
Danone SA(1)	64,214	3,996,362
Dassault Systemes SA(1)	13,430	1,301,628
Edenred(1)	49,000	1,308,424
Electricite de France SA(1)	90,827	1,845,802
Eurazeo(1)	867	38,056
Eutelsat Communications SA(1)	5,335	163,549
Fonciere Des Regions(1)	760	53,317
France Telecom SA(1)	130,994	1,808,416
GDF Suez(1)	43,031	1,057,258
Gecina SA(1)	612	58,494
Groupe Eurotunnel SA(1)	16,996	127,191
ICADE(1)	648	49,214
Iliad SA#(1)	689	108,966
Imerys SA(1)	914	45,083
JCDecaux SA#(1)	11,994	273,509
Klepierre(1)	2,892	93,156
L’Oreal SA(1)	13,129	1,611,738
Lafarge SA(1)	5,793	275,273
Lagardere SCA(1)	3,664	102,595
Legrand SA(1)	23,904	824,015
LVMH Moet Hennessy Louis Vuitton SA(1)	7,883	1,284,217
Natixis(1)	258,841	704,503
Pernod-Ricard SA(1)	9,608	1,033,797
Peugeot SA†#(1)	6,968	52,559
PPR(1)	2,822	439,726
Publicis Groupe SA#(1)	5,501	285,060
Remy Cointreau SA(1)	672	76,705
Renault SA(1)	5,805	270,448
Rexel SA(1)	3,270	63,747
Safran SA(1)	6,918	241,947
Sanofi(1)	64,159	5,240,227
Schneider Electric SA(1)	18,140	1,142,415
SCOR SE(1)	4,712	115,665
Societe BIC SA(1)	804	86,426
Societe Generale SA†(1)	29,849	786,127
Sodexo(1)	2,835	223,808
Suez Environnement Co.(1)	8,458	94,734
Technip SA(1)	3,100	325,553
Thales SA(1)	2,772	91,897
Total SA(1)	97,231	4,845,052
Unibail-Rodamco SE(1)	2,849	579,873
Vallourec SA(1)	3,113	144,109
Veolia Environnement SA(1)	20,791	219,414
Vinci SA(1)	19,398	841,500
Vivendi SA(1)	133,226	2,607,149
Wendel SA(1)	969	72,809
Zodiac Aerospace(1)	1,031	98,124

		55,179,959

Germany - 7.2%

Adidas AG(1)	40,341	3,152,555
Allianz SE(1)	16,601	1,822,247
Axel Springer AG(1)	16,604	754,200
BASF SE#(1)	83,436	6,475,257
Bayer AG(1)	55,733	4,322,785
Bayerische Motoren Werke AG(1)	21,134	1,529,130
Beiersdorf AG(1)	3,006	215,248
Brenntag AG(1)	14,657	1,744,358
Celesio AG(1)	2,371	43,327
Commerzbank AG†(1)	451,104	712,039
Continental AG(1)	9,051	898,408
Daimler AG(1)	33,241	1,627,481
Deutsche Bank AG(1)	87,698	3,108,432
Deutsche Boerse AG(1)	7,732	398,052
Deutsche Lufthansa AG(1)	6,351	78,223
Deutsche Post AG(1)	50,658	982,229
Deutsche Telekom AG(1)	364,975	4,350,418
E.ON AG(1)	62,257	1,429,263
Fraport AG Frankfurt Airport Services Worldwide#(1)	1,023	56,912
Fresenius Medical Care AG & Co. KGaA(1)	6,522	469,884
Fresenius SE & Co. KGaA(1)	22,717	2,421,214
GEA Group AG(1)	5,231	138,068
Hannover Rueckversicherung AG(1)	1,873	114,361
HeidelbergCement AG(1)	4,229	213,217

Henkel AG & Co. KGaA(1)	38,458	2,385,498
Hochtief AG†(1)	912	42,648
Hugo Boss AG(1)	765	70,613
Infineon Technologies AG(1)	189,598	1,307,778
K+S AG(1)	8,537	416,791
Kabel Deutschland Holding AG†(1)	5,504	364,021
Lanxess AG(1)	6,518	493,808
Linde AG(1)	5,741	904,338
MAN SE(1)	1,266	116,808
Merck KGaA(1)	18,598	2,126,048
Metro AG(1)	4,638	139,586
Muenchener Rueckversicherungs AG(1)	9,728	1,440,154
RWE AG(1)	67,426	2,822,838
Salzgitter AG(1)	972	35,709
SAP AG(1)	35,673	2,350,813
Siemens AG(1)	33,794	3,204,219
Suedzucker AG#(1)	1,950	65,338
ThyssenKrupp AG(1)	11,571	230,227
United Internet AG#(1)	8,462	171,238
Volkswagen AG(1)	887	144,281
Wacker Chemie AG(1)	438	28,112

		55,918,174

Greece - 0.1%

Coca-Cola Hellenic Bottling Co. SA(1)	39,011	729,088
OPAP SA(1)	6,197	42,862

		771,950

Guernsey - 0.1%

Resolution, Ltd.(1)	148,277	508,380

Hong Kong - 2.8%

AIA Group, Ltd.(1)	660,400	2,279,971
Bank of East Asia, Ltd.(1)	109,600	400,259
BOC Hong Kong Holdings, Ltd.(1)	237,500	755,277
Cathay Pacific Airways, Ltd.(1)	75,000	122,845
Cheung Kong Holdings, Ltd.(1)	90,000	1,230,022
China Mobile, Ltd.(1)	132,012	1,412,208
China Overseas Land & Investment, Ltd.(1)	404,000	914,998
CLP Holdings, Ltd.(1)	116,500	972,083
CNOOC, Ltd.(1)	891,000	1,699,606
Galaxy Entertainment Group, Ltd.†(1)	95,000	271,297
Guangdong Investment, Ltd.(1)	970,000	718,980
Hang Lung Group, Ltd.(1)	56,000	351,365
Hang Lung Properties, Ltd.(1)	144,000	491,756
Hang Seng Bank, Ltd.(1)	48,800	696,390
Henderson Land Development Co., Ltd.(1)	61,000	376,243
HKT Trust/HKT, Ltd.(1)(2)	12,086	10,339
Hong Kong & China Gas Co., Ltd.(1)	336,000	791,275
Hong Kong Exchanges and Clearing, Ltd.(1)	66,100	882,253
Hopewell Holdings, Ltd.(1)	35,500	114,121
Hutchison Whampoa, Ltd.(1)	138,000	1,216,798
Hysan Development Co., Ltd.(1)	40,000	180,108
Link REIT(1)	145,500	648,598
MTR Corp., Ltd.(1)	94,500	339,898
New World Development Co., Ltd.(1)	234,000	292,328
PCCW, Ltd.(1)	278,000	107,337
Power Assets Holdings, Ltd.(1)	89,500	726,465
Shougang Fushan Resources Group, Ltd.(1)	1,030,000	273,363
Sino Land Co., Ltd.(1)	188,000	310,178
SJM Holdings, Ltd.(1)	123,000	261,639
Sun Hung Kai Properties, Ltd.(1)	101,000	1,312,935
Swire Pacific, Ltd., Class A(1)	43,500	516,623
Wharf Holdings, Ltd.(1)	98,000	607,466
Wheelock & Co., Ltd.(1)	59,000	226,647
Wing Hang Bank, Ltd.(1)	11,000	98,139

		21,609,810

Hungary - 0.0%

Magyar Telekom Telecommunications PLC(1)	43,493	82,411
MOL Hungarian Oil and Gas PLC(1)	731	53,768
OTP Bank PLC(1)	6,069	96,148
Richter Gedeon Nyrt(1)	237	40,402

		272,729

India - 0.7%

Ambuja Cements, Ltd.(1)	179,769	601,472
Asian Paints, Ltd.(1)	10,394	682,052
Bajaj Auto, Ltd.(1)	12,413	360,682
Bank of India(1)	10,130	46,515
Bharat Heavy Electricals, Ltd.(1)	58,658	224,794
Canara Bank(1)	36,567	209,710
Cipla, Ltd.(1)	13,597	92,058
Coal India, Ltd.(1)	96,908	611,514
HCL Technologies, Ltd.(1)	66,505	652,086
HDFC Bank, Ltd.(1)	1,019	10,927
Hero Motocorp, Ltd.(1)	11,416	360,063
Hindustan Unilever, Ltd.(1)	7,661	70,902
Infosys, Ltd.(1)	28,144	1,197,660
Oil & Natural Gas Corp., Ltd.(1)	27,470	137,182
Rural Electrification Corp., Ltd.(1)	2,805	9,582
Satyam Computer Services, Ltd.†(1)	81,435	136,460
Tata Motors, Ltd.(1)	17,954	75,716

		5,479,375

Indonesia - 0.2%

Bank Central Asia Tbk PT(1)	1,028,500	836,949
Bank Negara Indonesia Persero Tbk PT(1)	1,038,000	405,761
Bumi Resources Tbk PT(1)	144,000	10,656
Indocement Tunggal Prakarsa Tbk PT(1)	59,000	125,782
Kalbe Farma Tbk PT(1)	84,500	34,355
Perusahaan Gas Negara Persero Tbk PT(1)	692,500	269,007

		1,682,510

Ireland - 0.2%

CRH PLC (ISE)	694	12,221
CRH PLC (LSE)(1)	29,949	528,107
Elan Corp. PLC (ISE)†(1)	13,437	153,453
Elan Corp. PLC (LSE)†	5,683	65,083
Irish Bank Resolution Corp., Ltd.†(3)(4)	31,152	0
James Hardie Industries CDI(1)	28,152	244,712
Kerry Group PLC, Class A (ISE)(1)	3,787	181,638
Kerry Group PLC, Class A (LSE)(1)	707	33,871
Ryanair Holdings PLC†	5,784	30,729

		1,249,814

Isle of Man - 0.1%

Genting Singapore PLC#(1)	398,000	436,546

Israel - 0.5%

Bank Hapoalim BM†(1)	71,811	221,132
Bank Leumi Le-Israel BM†(1)	84,883	194,181

Bezeq The Israeli Telecommunication Corp., Ltd.(1)	128,796	146,401
Delek Group, Ltd.(1)	309	45,163
Elbit Systems, Ltd.(1)	1,598	49,591
Israel Chemicals, Ltd.(1)	30,179	324,711
Israel Corp., Ltd.(1)	157	89,916
Mizrahi Tefahot Bank, Ltd.†(1)	8,378	65,148
NICE Systems, Ltd.†(1)	4,107	128,419
Teva Pharmaceutical Industries, Ltd.(1)	63,854	2,528,797

		3,793,459

Italy - 2.0%

Assicurazioni Generali SpA#(1)	36,237	515,308
Atlantia SpA(1)	15,002	210,329
Autogrill SpA(1)	15,450	131,380
Banca Monte dei Paschi di Siena SpA†#(1)	193,821	54,354
Banco Popolare SC†(1)	48,972	71,433
Enel Green Power SpA(1)	48,795	80,072
Enel SpA(1)	982,835	3,232,340
Eni SpA(1)	259,184	5,730,529
Exor SpA(1)	1,555	37,025
Fiat Industrial SpA(1)	49,461	496,490
Fiat SpA†(1)	26,399	143,352
Finmeccanica SpA†#(1)	11,262	49,881
Intesa Sanpaolo SpA(1)	968,247	1,514,825
Intesa Sanpaolo SpA RSP(1)	527,787	668,361
Luxottica Group SpA(1)	3,531	128,540
Mediaset SpA#(1)	19,736	39,453
Mediobanca SpA(1)	47,945	223,643
Pirelli & C. SpA#(1)	6,637	72,840
Prysmian SpA(1)	6,324	105,543
Saipem SpA(1)	15,085	714,195
Snam SpA(1)	52,464	220,581
Telecom Italia SpA(1)	311,235	289,130
Telecom Italia SpA RSP(1)	181,519	143,440
Terna Rete Elettrica Nazionale SpA(1)	39,430	136,800
UniCredit SpA†(1)	175,270	690,404
Unione di Banche Italiane SCPA(1)	38,218	127,723

		15,827,971

Japan - 16.8%

ABC-Mart, Inc.#(1)	458	19,190
Advantest Corp.#(1)	45,552	668,080
Aeon Co., Ltd.#(1)	108,700	1,251,749
Aeon Credit Service Co., Ltd.#(1)	1,372	26,451
Aeon Mall Co., Ltd.#(1)	1,480	34,716
Air Water, Inc.(1)	18,743	218,964
Aisin Seiki Co., Ltd.#(1)	37,783	1,210,469
Ajinomoto Co., Inc.(1)	104,000	1,586,821
Alfresa Holdings Corp.(1)	2,932	145,012
All Nippon Airways Co., Ltd.#(1)	367,628	812,298
Amada Co., Ltd.(1)	13,000	59,108
Aozora Bank, Ltd.(1)	12,000	35,939
Asahi Glass Co., Ltd.(1)	21,000	128,041
Asahi Group Holdings, Ltd.(1)	7,857	190,863
Asahi Kasei Corp.(1)	232,000	1,212,702
Asics Corp.(1)	10,873	144,086
Astellas Pharma, Inc.#(1)	10,200	498,924
Bank of Kyoto, Ltd.#(1)	19,825	157,694
Bank of Yokohama, Ltd.(1)	242,941	1,129,493
Benesse Holdings, Inc.(1)	1,389	68,843
Bridgestone Corp.(1)	31,100	726,475
Brother Industries, Ltd.#(1)	24,506	250,126
Canon, Inc.(1)	96,500	3,211,367
Casio Computer Co., Ltd.#(1)	4,432	32,295
Central Japan Railway Co.(1)	199	1,735,445
Chiba Bank, Ltd.(1)	165,713	962,643
Chiyoda Corp.#(1)	14,743	195,279
Chubu Electric Power Co., Inc.(1)	62,759	747,647
Chugai Pharmaceutical Co., Ltd.(1)	29,332	585,398
Chugoku Bank, Ltd.#(1)	14,743	201,959
Chugoku Electric Power Co., Inc.#(1)	20,200	255,871
Citizen Holdings Co., Ltd.(1)	5,263	29,272
Coca-Cola West Co., Ltd.(1)	13,598	226,100
Cosmo Oil Co., Ltd.#(1)	10,971	21,150
Credit Saison Co., Ltd.(1)	3,160	74,383
Dai Nippon Printing Co., Ltd.(1)	130,057	927,193
Dai-ichi Life Insurance Co., Ltd.(1)	957	980,919
Daicel Corp.(1)	161,000	991,691
Daido Steel Co., Ltd.(1)	106,000	548,288
Daihatsu Motor Co., Ltd.#(1)	20,000	328,570
Daiichi Sankyo Co., Ltd.(1)	96,585	1,595,367
Daikin Industries, Ltd.(1)	36,506	978,257
Dainippon Sumitomo Pharma Co., Ltd.(1)	91,043	1,008,222
Daito Trust Construction Co., Ltd.(1)	8,280	810,844
Daiwa House Industry Co., Ltd.(1)	93,663	1,308,412
Daiwa Securities Group, Inc.#(1)	33,255	120,967
Dena Co., Ltd.#(1)	24,330	680,836
Denki Kagaku Kogyo KK#(1)	9,663	31,958
Denso Corp.(1)	50,085	1,681,147
Dentsu, Inc.(1)	36,700	934,459
East Japan Railway Co.(1)	16,134	1,082,637
Eisai Co., Ltd.#(1)	36,080	1,648,802
Electric Power Development Co., Ltd.(1)	41,900	1,002,665
FamilyMart Co., Ltd.#(1)	22,998	1,109,764
FANUC Corp.(1)	7,183	1,183,068
Fast Retailing Co., Ltd.#(1)	1,100	257,673
Fuji Electric Co., Ltd.#(1)	152,057	303,215
Fuji Heavy Industries, Ltd.#(1)	150,057	1,209,777
FUJIFILM Holdings Corp.#(1)	14,428	241,231
Fujitsu, Ltd.(1)	209,911	861,357
Fukuoka Financial Group, Inc.(1)	15,713	62,089
Furukawa Electric Co., Ltd.#(1)	274,971	541,366
Gree, Inc.#(1)	35,629	595,236
GS Yuasa Corp.#(1)	7,000	26,633
Gunma Bank, Ltd.#(1)	77,314	408,380
Hachijuni Bank, Ltd.#(1)	110,314	608,053
Hakuhodo DY Holdings, Inc.(1)	2,702	177,327
Hamamatsu Photonics KK(1)	22,415	796,699
Hankyu Hanshin Holdings, Inc.(1)	23,000	131,000
Hino Motors, Ltd.(1)	112,571	781,583
Hirose Electric Co., Ltd.#(1)	582	60,546
Hisamitsu Pharmaceutical Co., Inc.#(1)	1,298	69,331
Hitachi Chemical Co., Ltd.#(1)	43,537	626,643
Hitachi Construction Machinery Co., Ltd.#(1)	2,120	35,390
Hitachi High-Technologies Corp.(1)	10,098	251,375
Hitachi Metals, Ltd.#(1)	2,743	28,542
Hitachi, Ltd.(1)	416,000	2,402,842
Hokkaido Electric Power Co., Inc.(1)	3,592	27,707
Hokuriku Electric Power Co.#(1)	7,800	90,260
Honda Motor Co., Ltd.(1)	75,700	2,411,928
Hoya Corp.(1)	8,871	201,056
Hulic Co., Ltd.†	4,900	24,608
Ibiden Co., Ltd.(1)	19,500	297,143
Idemitsu Kosan Co., Ltd.(1)	5,666	456,948
IHI Corp.(1)	262,770	568,067

Inpex Corp.(1)	248	1,417,503
Isetan Mitsukoshi Holdings, Ltd.(1)	82,783	866,679
Isuzu Motors, Ltd.(1)	248,000	1,274,047
ITOCHU Corp.(1)	89,127	908,721
ITOCHU Techno-Solutions Corp.#(1)	3,858	211,964
Iyo Bank, Ltd.(1)	5,000	40,661
J. Front Retailing Co., Ltd.#(1)	61,663	309,339
Japan Petroleum Exploration Co.(1)	600	23,445
Japan Prime Realty Investment Corp.(1)	16	45,039
Japan Real Estate Investment Corp.(1)	11	107,569
Japan Retail Fund Investment Corp.#(1)	38	65,095
Japan Steel Works, Ltd.#(1)	5,825	31,327
Japan Tobacco, Inc.(1)	29,100	878,729
JFE Holdings, Inc.#(1)	30,400	387,250
JGC Corp.(1)	3,657	113,163
Joyo Bank, Ltd.(1)	174,885	842,514
JSR Corp.(1)	3,700	63,220
JTEKT Corp.(1)	4,432	34,894
Jupiter Telecommunications Co., Ltd.(1)	43	43,831
JX Holdings, Inc.(1)	128,600	669,756
Kajima Corp.(1)	71,628	199,501
Kamigumi Co., Ltd.(1)	5,000	40,318
Kaneka Corp.#(1)	76,571	380,225
Kansai Electric Power Co., Inc.#(1)	15,248	114,067
Kansai Paint Co., Ltd.(1)	3,657	37,003
Kao Corp.#(1)	65,300	1,975,273
Kawasaki Heavy Industries, Ltd.#(1)	336,598	719,502
Kawasaki Kisen Kaisha, Ltd.†#(1)	18,000	24,367
KDDI Corp.(1)	122	874,262
Keikyu Corp.#(1)	9,228	90,201
Keio Corp.(1)	11,057	86,737
Keisei Electric Railway Co., Ltd.#(1)	5,571	53,831
Keyence Corp.(1)	900	237,752
Kikkoman Corp.#(1)	2,743	36,324
Kinden Corp.(1)	3,000	18,678
Kintetsu Corp.#(1)	48,000	197,621
Kirin Holdings Co., Ltd.(1)	114,628	1,433,322
Kobe Steel, Ltd.#(1)	695,882	536,204
Koito Manufacturing Co., Ltd.(1)	5,975	74,907
Komatsu, Ltd.#(1)	94,700	1,880,439
Konami Corp.#(1)	2,046	47,268
Konica Minolta Holdings, Inc.(1)	16,185	120,670
Kubota Corp.(1)	21,027	203,366
Kuraray Co., Ltd.(1)	6,843	79,316
Kurita Water Industries, Ltd.(1)	6,512	140,108
Kyocera Corp.(1)	3,100	267,905
Kyowa Hakko Kirin Co., Ltd.(1)	4,571	51,253
Kyushu Electric Power Co., Inc.#(1)	8,700	66,051
Lawson, Inc.#(1)	1,198	91,782
LIXIL Group Corp.(1)	5,354	115,383
Mabuchi Motor Co., Ltd.#(1)	500	20,894
Makita Corp.(1)	2,300	78,934
Marubeni Corp.(1)	33,255	214,727
Marui Group Co., Ltd.(1)	4,432	32,592
Maruichi Steel Tube, Ltd.#(1)	5,023	96,927
Mazda Motor Corp.†#(1)	54,426	66,040
McDonald’s Holdings Co. Japan, Ltd.#(1)	1,389	39,408
Medipal Holdings Corp.#(1)	2,952	42,313
MEIJI Holdings Co., Ltd.(1)	1,215	56,734
Miraca Holdings, Inc.(1)	1,115	50,006
Mitsubishi Chemical Holdings Corp.#(1)	82,227	320,213
Mitsubishi Corp.#(1)	45,649	845,450
Mitsubishi Electric Corp.(1)	235,000	1,921,346
Mitsubishi Estate Co., Ltd.(1)	30,941	546,198
Mitsubishi Gas Chemical Co., Inc.(1)	8,000	45,137
Mitsubishi Heavy Industries, Ltd.#(1)	61,938	257,724
Mitsubishi Logistics Corp.#(1)	50,829	581,646
Mitsubishi Materials Corp.#(1)	65,113	183,439
Mitsubishi Motors Corp.†#(1)	917,565	858,802
Mitsubishi Tanabe Pharma Corp.(1)	4,589	68,030
Mitsubishi UFJ Financial Group, Inc.(1)	977,695	4,481,149
Mitsubishi UFJ Lease & Finance Co., Ltd.#(1)	1,153	49,759
Mitsui & Co., Ltd.#(1)	105,092	1,476,834
Mitsui Chemicals, Inc.#(1)	17,628	36,026
Mitsui Fudosan Co., Ltd.(1)	16,628	310,423
Mitsui OSK Lines, Ltd.#(1)	21,113	53,334
Mizuho Financial Group, Inc.#(1)	936,459	1,516,196
MS&AD Insurance Group Holdings(1)	14,657	232,299
Murata Manufacturing Co., Ltd.#(1)	4,100	203,496
Nabtesco Corp.#(1)	2,084	38,429
Namco Bandai Holdings, Inc.(1)	7,266	115,531
NEC Corp.†#(1)	799,710	1,149,206
Nexon Co., Ltd.†(1)	2,100	30,420
NGK Insulators, Ltd.(1)	5,571	66,398
NGK Spark Plug Co., Ltd.#(1)	5,743	62,357
NHK Spring Co., Ltd.#(1)	42,973	426,179
Nidec Corp.#(1)	2,120	167,625
Nikon Corp.(1)	21,534	596,892
Nintendo Co., Ltd.(1)	2,137	240,339
Nippon Building Fund, Inc.(1)	13	131,683
Nippon Electric Glass Co., Ltd.#(1)	8,000	38,318
Nippon Express Co., Ltd.(1)	274,000	1,078,416
Nippon Meat Packers, Inc.(1)	2,743	37,010
Nippon Paper Group, Inc.#(1)	1,937	23,031
Nippon Steel Corp.#(1)	201,506	391,602
Nippon Telegraph & Telephone Corp.(1)	44,200	2,045,733
Nippon Yusen KK#(1)	32,426	65,928
Nishi-Nippon City Bank, Ltd.(1)	13,885	29,773
Nissan Motor Co., Ltd.#(1)	66,039	620,373
Nisshin Seifun Group, Inc.(1)	3,700	44,945
Nisshin Steel Co., Ltd.(1)	11,885	11,325
Nissin Foods Holdings Co., Ltd.#(1)	1,106	42,773
Nitori Holdings Co., Ltd.(1)	2,700	270,740
Nitto Denko Corp.(1)	3,326	154,649
NKSJ Holdings, Inc.(1)	7,595	137,651
NOK Corp.(1)	2,037	34,358
Nomura Holdings, Inc.(1)	491,025	1,635,152
Nomura Real Estate Holdings, Inc.(1)	1,846	30,902
Nomura Real Estate Office Fund, Inc.(1)	6	34,578
Nomura Research Institute, Ltd.#(1)	2,029	42,477
NSK, Ltd.(1)	99,228	586,143
NTN Corp.#(1)	8,923	18,966
NTT Data Corp.(1)	26	77,900
NTT DOCOMO, Inc.#(1)	452	770,642
NTT Urban Development Corp.(1)	24	18,257
Obayashi Corp.(1)	12,885	56,281
Odakyu Electric Railway Co., Ltd.#(1)	12,971	137,904
OJI Paper Co., Ltd.#(1)	16,000	50,325
Olympus Corp.†#(1)	4,300	85,358
Omron Corp.(1)	28,657	562,198
Ono Pharmaceutical Co., Ltd.#(1)	1,663	103,411
Oracle Corp. Japan(1)	10,940	530,349
Oriental Land Co., Ltd.#(1)	1,015	137,052

ORIX Corp.#(1)	4,347	403,705
Osaka Gas Co., Ltd.(1)	70,000	306,368
Otsuka Corp.(1)	275	24,289
Otsuka Holdings Co., Ltd.(1)	39,400	1,203,426
Panasonic Corp.#(1)	91,800	628,916
Rakuten, Inc.(1)	14,800	143,159
Resona Holdings, Inc.(1)	38,469	151,038
Ricoh Co., Ltd.#(1)	12,885	102,276
Rinnai Corp.#(1)	4,349	317,266
Rohm Co., Ltd.(1)	1,937	63,587
Sankyo Co., Ltd.(1)	915	42,346
Sanrio Co., Ltd.#(1)	915	31,655
Santen Pharmaceutical Co., Ltd.(1)	1,480	64,631
SBI Holdings, Inc.#(1)	459	28,167
Secom Co., Ltd.(1)	4,300	217,882
Sega Sammy Holdings, Inc.#(1)	10,740	222,959
Seiko Epson Corp.#(1)	2,495	16,138
Sekisui Chemical Co., Ltd.(1)	8,314	68,242
Sekisui House, Ltd.(1)	10,057	94,642
Seven & I Holdings Co., Ltd.#(1)	20,639	627,787
Seven Bank, Ltd.#(1)	10,398	28,810
Sharp Corp.#(1)	19,370	49,307
Shikoku Electric Power Co., Inc.#(1)	3,300	40,204
Shimadzu Corp.(1)	5,000	34,905
Shimamura Co., Ltd.(1)	496	58,932
Shimano, Inc.#(1)	1,500	108,310
Shimizu Corp.#(1)	11,971	38,394
Shin-Etsu Chemical Co., Ltd.(1)	9,400	505,254
Shinsei Bank, Ltd.(1)	30,684	35,884
Shionogi & Co., Ltd.#(1)	6,003	86,544
Shiseido Co., Ltd.#(1)	7,300	104,239
Shizuoka Bank, Ltd.(1)	24,057	250,579
Showa Denko KK#(1)	28,512	48,393
Showa Shell Sekiyu KK(1)	3,692	19,082
SMC Corp.(1)	1,006	158,858
Softbank Corp.#(1)	78,000	3,190,934
Sojitz Corp.#(1)	24,694	33,312
Sony Corp.#(1)	132,100	1,489,668
Sony Financial Holdings, Inc.#(1)	3,523	58,384
Square Enix Holdings Co., Ltd.#(1)	1,298	21,828
Stanley Electric Co., Ltd.(1)	2,860	42,520
Sumco Corp.†#(1)	2,312	17,605
Sumitomo Chemical Co., Ltd.#(1)	29,340	77,039
Sumitomo Corp.#(1)	137,230	1,826,360
Sumitomo Electric Industries, Ltd.(1)	15,348	173,837
Sumitomo Heavy Industries, Ltd.(1)	11,057	38,421
Sumitomo Metal Industries, Ltd.#(1)	400,423	572,357
Sumitomo Metal Mining Co., Ltd.(1)	11,000	114,074
Sumitomo Mitsui Financial Group, Inc.#(1)	58,352	1,814,242
Sumitomo Mitsui Trust Holdings, Inc.(1)	264,000	741,124
Sumitomo Realty & Development Co., Ltd.#(1)	46,000	1,130,393
Sumitomo Rubber Industries, Ltd.(1)	3,409	41,877
Suruga Bank, Ltd.#(1)	4,000	46,189
Suzuken Co., Ltd.(1)	1,380	46,818
Suzuki Motor Corp.(1)	45,000	825,959
Sysmex Corp.(1)	1,480	68,071
T&D Holdings, Inc.(1)	28,439	289,818
Taiheiyo Cement Corp.#(1)	23,000	49,917
Taisei Corp.(1)	177,284	486,455
Taisho Pharmaceutical Holdings Co., Ltd.(1)	715	57,737
Taiyo Nippon Sanso Corp.(1)	4,571	22,913
Takashimaya Co., Ltd.#(1)	4,571	32,726
Takeda Pharmaceutical Co., Ltd.#(1)	31,479	1,478,405
TDK Corp.#(1)	2,495	96,045
Teijin, Ltd.#(1)	18,456	40,809
Terumo Corp.(1)	3,017	134,270
THK Co., Ltd.#(1)	43,800	687,796
Tobu Railway Co., Ltd.#(1)	20,284	113,028
Toho Co., Ltd.#(1)	2,203	38,396
Toho Gas Co., Ltd.(1)	8,314	54,347
Tohoku Electric Power Co., Inc.†(1)	9,045	63,409
Tokio Marine Holdings, Inc.(1)	23,891	575,086
Tokyo Electric Power Co., Inc.†#(1)	28,606	47,973
Tokyo Electron, Ltd.(1)	3,417	161,755
Tokyo Gas Co., Ltd.(1)	49,882	275,595
Tokyu Corp.(1)	22,113	108,981
Tokyu Land Corp.(1)	8,314	41,024
TonenGeneral Sekiyu KK#(1)	6,000	50,824
Toppan Printing Co., Ltd.#(1)	11,057	65,059
Toray Industries, Inc.(1)	30,000	184,084
Toshiba Corp.(1)	81,308	261,903
Tosoh Corp.#(1)	10,142	21,525
TOTO, Ltd.(1)	6,000	44,972
Toyo Seikan Kaisha, Ltd.(1)	2,943	31,884
Toyo Suisan Kaisha, Ltd.(1)	1,829	45,470
Toyoda Gosei Co., Ltd.#(1)	1,298	26,994
Toyota Boshoku Corp.#(1)	1,189	13,740
Toyota Industries Corp.(1)	3,300	93,339
Toyota Motor Corp.(1)	153,600	6,108,133
Toyota Tsusho Corp.(1)	4,249	87,266
Trend Micro, Inc.(1)	2,100	58,587
Tsumura & Co.#(1)	1,198	37,024
Ube Industries, Ltd.(1)	21,000	46,146
Unicharm Corp.#(1)	2,300	133,803
Ushio, Inc.(1)	2,037	24,077
USS Co., Ltd.(1)	434	46,679
West Japan Railway Co.(1)	3,422	149,907
Yahoo Japan Corp.(1)	297	102,608
Yakult Honsha Co., Ltd.#(1)	1,937	83,224
Yamada Denki Co., Ltd.#(1)	3,074	148,543
Yamaguchi Financial Group, Inc.(1)	3,657	30,649
Yamaha Corp.(1)	3,043	30,733
Yamaha Motor Co., Ltd.#(1)	5,637	49,165
Yamato Holdings Co., Ltd.#(1)	7,540	125,510
Yamato Kogyo Co., Ltd.#(1)	832	25,035
Yamazaki Baking Co., Ltd.#(1)	1,829	24,077
Yaskawa Electric Corp.#(1)	3,657	24,126
Yokogawa Electric Corp.#(1)	3,957	46,430

		130,282,148

Jersey - 0.8%

Experian PLC(1)	31,312	499,430
Glencore International PLC#(1)	118,142	721,501
Petrofac, Ltd.(1)	49,770	1,183,903
Randgold Resources, Ltd.(1)	4,340	442,875
Shire PLC(1)	88,818	2,682,072
Wolseley PLC(1)	8,619	347,432
WPP PLC(1)	39,112	506,500

		6,383,713

Luxembourg - 0.3%

ArcelorMittal#(1)	29,058	433,094
Kernel Holding SA†(1)	1,755	35,899
Millicom International Cellular SA SDR(1)	11,840	1,017,834
SES SA FDR(1)	9,428	242,321
Subsea 7 SA#(1)	8,489	195,042

Tenaris SA#(1)	21,612	451,239

		2,375,429

Malaysia - 0.6%

AirAsia Bhd(1)	180,300	199,117
Alliance Financial Group Bhd(1)	380,000	502,373
AMMB Holdings Bhd(1)	205,200	418,001
Berjaya Corp Bhd(1)	498,800	106,976
Berjaya Sports Toto Bhd(1)	476,500	672,662
British American Tobacco Malaysia Bhd(1)	34,900	711,593
CIMB Group Holdings Bhd(1)	82,700	205,876
Digi.com Bhd(1)	15,900	24,442
Genting Bhd(1)	23,200	66,994
Genting Plantations Bhd(1)	208,900	619,093
Hong Leong Financial Group Bhd(1)	82,900	319,616
Kuala Lumpur Kepong Bhd(1)	56,500	419,713
Parkson Holdings Bhd(1)	305,900	458,333

		4,724,789

Mauritius - 0.0%

Golden Agri-Resources, Ltd.(1)	435,000	248,547

Mexico - 0.7%

Alfa SAB de CV, Class A	7,800	125,012
America Movil SAB de CV, Series L	1,100,400	1,408,440
Arca Continental SAB de CV	12,800	80,665
Cemex SAB de CV CPO†(2)	270,500	202,202
Coca-Cola Femsa SAB de CV, Series L	14,600	178,036
Compartamos SAB de CV	58,200	59,285
El Puerto de Liverpool SAB de CV, Class C1	9,581	77,852
Fomento Economico Mexicano SAB de CV(2)	59,754	505,953
Grupo Aeroportuario del Pacifico SAB de CV, Series B	25,600	101,246
Grupo Bimbo SAB de CV, Class A	64,926	145,058
Grupo Carso SAB de CV, Class A1	16,222	52,841
Grupo Financiero Banorte SAB de CV, Class O	47,600	242,330
Grupo Financiero Inbursa SAB de CV, Class O	57,780	150,535
Grupo Mexico SAB de CV, Class B	107,700	321,294
Grupo Modelo SAB de CV, Series C	18,600	168,845
Grupo Televisa SAB	73,007	333,966
Industrias Penoles SAB de CV	2,960	121,121
Kimberly-Clark de Mexico SAB de CV, Class A	65,822	134,547
Mexichem SAB de CV	29,413	132,409
Minera Frisco SAB de CV†	21,800	83,378
Wal-Mart de Mexico SAB de CV, Series V	164,600	440,054

		5,065,069

Morocco - 0.0%

Attijariwafa Bank(1)	5,149	200,851

Netherlands - 2.8%

Aegon NV(1)	90,158	461,058
Akzo Nobel NV(1)	7,281	418,839
ASML Holding NV(1)	49,028	2,770,860
Corio NV(1)	1,978	84,009
DE Master Blenders 1753 NV†	18,355	216,294
Delta Lloyd NV(1)	4,290	58,896
European Aeronautic Defence and Space Co. NV(1)	62,629	2,385,279
Fugro NV CVA(1)	2,091	126,891
Gemalto NV#(1)	5,334	422,402
Heineken Holding NV#(1)	47,536	2,195,899
Heineken NV#(1)	7,143	395,484
ING Groep NV CVA†(1)	168,357	1,281,265
Koninklijke Ahold NV(1)	220,916	2,730,815
Koninklijke Boskalis Westminster NV(1)	1,967	66,316
Koninklijke DSM NV#(1)	45,645	2,135,982
Koninklijke KPN NV(1)	190,391	1,630,430
Koninklijke Philips Electronics NV(1)	35,166	807,343
Koninklijke Vopak NV(1)	2,126	136,166
QIAGEN NV†(1)	7,315	131,490
Randstad Holding NV(1)	3,735	121,271
Reed Elsevier NV(1)	20,784	270,993
SBM Offshore NV†(1)	10,489	147,820
STMicroelectronics NV(1)	19,776	116,944
TNT Express NV(1)	9,991	112,436
Unilever NV CVA#(1)	75,326	2,624,419
Wolters Kluwer NV(1)	9,120	163,602

		22,013,203

New Zealand - 0.1%

Auckland International Airport, Ltd.(1)	60,744	126,851
Contact Energy, Ltd.†(1)	23,182	90,980
Fletcher Building, Ltd.#(1)	43,796	234,664
SKYCITY Entertainment Group, Ltd.#(1)	35,850	109,284
Telecom Corp. of New Zealand, Ltd.(1)	120,637	238,717

		800,496

Norway - 0.5%

Aker Solutions ASA(1)	25,758	470,042
DNB ASA(1)	30,311	348,234
Gjensidige Forsikring ASA#(1)	5,595	71,810
Norsk Hydro ASA(1)	28,142	120,542
Orkla ASA(1)	23,285	172,027
Statoil ASA#(1)	56,513	1,450,735
Telenor ASA(1)	22,451	410,209
Yara International ASA(1)	13,979	683,901

		3,727,500

Peru - 0.0%

Cia de Minas Buenaventura SA ADR	6,300	218,358
Volcan Cia Minera S.A.A. Series B	135,106	143,823

		362,181

Philippines - 0.3%

Aboitiz Equity Ventures, Inc.(1)	516,400	596,230
Aboitiz Power Corp.(1)	862,600	698,245
Bank of the Philippine Islands(1)	307,210	547,989
BDO Unibank, Inc.(1)	279,439	406,246
Globe Telecom, Inc.(1)	925	25,165
Metropolitan Bank & Trust(1)	12,510	27,124

		2,300,999

Poland - 0.2%

Bank Handlowy w Warszawie SA(1)	2,755	64,834
Bank Millennium SA†(1)	68,671	72,687
Bank Pekao SA(1)	2,803	127,221
BRE Bank SA†(1)	1,923	176,767
Enea SA(1)	21,909	108,921
Eurocash SA(1)	693	8,346
Grupa Lotos SA†(1)	2,792	22,273
Jastrzebska Spolka Weglowa SA(1)	3,806	100,693

KGHM Polska Miedz SA(1)	6,825	267,127
PGE SA(1)	29,679	167,239
Polski Koncern Naftowy Orlen SA†(1)	10,088	118,733
Powszechna Kasa Oszczednosci Bank Polski SA(1)	9,056	97,222
Synthos SA(1)	49,464	81,406
Tauron Polska Energia SA(1)	11,827	17,386

		1,430,855

Portugal - 0.1%

Banco Espirito Santo SA†(1)	189,863	132,026
EDP - Energias de Portugal SA(1)	57,090	138,942
Galp Energia SGPS SA(1)	7,174	107,562
Jeronimo Martins SGPS SA(1)	6,830	114,061
Portugal Telecom SGPS SA(1)	18,632	90,791

		583,382

Russia - 0.8%

Federal Grid Co. Unified Energy System JSC†	10,270,000	56,485
Federal Hydrogenerating Co. JSC	3,761,000	80,485
Gazprom OAO	368,520	1,797,399
IDGC Holding JSC†	884,000	46,410
Inter Rao Ues OAO†	65,200,000	51,508
LSR Group OCSC GDR	1,390	5,734
LSR Group OJSC GDR(1)	6,505	26,776
Lukoil OAO	19,104	1,089,903
Magnit OJSC GDR(1)	8,050	255,972
Mechel ADR	5,805	33,263
MMC Norilsk Nickel OJSC	409	60,537
Mobile Telesystems OJSC ADR	16,300	300,083
NovaTek OAO GDR(1)	2,624	312,201
Rosneft OAO	48,400	278,300
Rostelecom OJSC	38,690	135,415
Sberbank of Russia†(1)	260,910	757,336
Severstal OAO	3,110	35,475
Sistema JSFC GDR(1)	4,189	82,260
Surgutneftegaz OAO	280,200	187,734
Tatneft OAO	40,030	242,564
Uralkali OJSC	30,310	233,437
VTB Bank OJSC	7,230,000	12,002

		6,081,279

Singapore - 1.5%

Ascendas Real Estate Investment Trust(1)	127,360	241,343
CapitaLand, Ltd.(1)	167,000	404,127
CapitaMall Trust#(1)	153,129	243,493
CapitaMalls Asia, Ltd.#(1)	92,000	122,335
City Developments, Ltd.#(1)	33,000	305,594
ComfortDelGro Corp., Ltd.(1)	133,000	178,861
COSCO Corp. (Singapore), Ltd.#(1)	73,000	56,938
DBS Group Holdings, Ltd.(1)	118,000	1,369,782
Fraser and Neave, Ltd.(1)	61,000	402,381
Global Logistic Properties, Ltd.(1)	134,360	255,909
Jardine Cycle & Carriage, Ltd.#(1)	7,000	260,329
Keppel Corp., Ltd.(1)	94,000	845,176
Keppel Land, Ltd.#(1)	50,000	136,244
Neptune Orient Lines, Ltd.†#(1)	69,000	60,460
Olam International, Ltd.#(1)	105,000	162,163
Oversea-Chinese Banking Corp., Ltd.(1)	168,000	1,253,674
SembCorp Industries, Ltd.(1)	65,000	295,111
SembCorp Marine, Ltd.#(1)	55,000	221,082
Singapore Airlines, Ltd.#(1)	36,000	307,786
Singapore Exchange, Ltd.#(1)	56,000	316,707
Singapore Press Holdings, Ltd.#(1)	108,000	344,116
Singapore Technologies Engineering, Ltd.(1)	103,000	282,049
Singapore Telecommunications, Ltd.(1)	518,000	1,409,778
StarHub, Ltd.(1)	41,000	118,856
United Overseas Bank, Ltd.(1)	83,000	1,272,907
UOL Group, Ltd.(1)	31,855	134,843
Wilmar International, Ltd.#(1)	125,000	314,453
Yangzijiang Shipbuilding Holdings, Ltd.#(1)	133,000	105,375

		11,421,872

South Africa - 1.1%

ABSA Group, Ltd.(1)	20,169	340,851
African Bank Investments, Ltd.(1)	10,360	40,005
African Rainbow Minerals, Ltd.(1)	10,210	178,223
Anglo American Platinum, Ltd.(1)	2,237	111,324
AngloGold Ashanti, Ltd.(1)	14,404	457,581
Aspen Pharmacare Holdings, Ltd.(1)	6,171	105,252
Aveng, Ltd.(1)	48,560	177,619
Barloworld, Ltd.(1)	18,103	152,875
Bidvest Group, Ltd.(1)	14,730	357,406
FirstRand, Ltd.(1)	156,028	509,512
Foschini Group, Ltd.(1)	1,260	20,195
Gold Fields, Ltd.(1)	26,175	320,096
Growthpoint Properties, Ltd.(1)(2)	24,494	79,944
Harmony Gold Mining Co., Ltd.(1)	1,929	16,157
Impala Platinum Holdings, Ltd.(1)	12,774	201,707
Imperial Holdings, Ltd.(1)	11,876	288,143
Investec, Ltd.(1)	19,462	117,962
Kumba Iron Ore, Ltd.(1)	3,014	172,250
Liberty Holdings, Ltd.(1)	20,468	223,413
Life Healthcare Group Holdings, Ltd.(1)	43,234	163,936
MMI Holdings, Ltd.(1)	50,348	116,541
Mr. Price Group, Ltd.(1)	5,730	92,732
MTN Group, Ltd.(1)	62,309	1,162,515
Naspers, Ltd., Class N(1)	9,917	574,645
Nedbank Group, Ltd.(1)	9,114	200,510
Netcare, Ltd.(1)	11,290	23,538
Pretoria Portland Cement Co., Ltd.(1)	15,720	49,769
Remgro, Ltd.(1)	6,804	116,430
Reunert, Ltd.(1)	17,639	149,334
RMI Holdings(1)	84,836	191,678
Sanlam, Ltd.(1)	100,428	441,317
Sappi, Ltd.†(1)	7,845	21,921
Sasol, Ltd.(1)	14,588	629,995
Shoprite Holdings, Ltd.(1)	5,239	105,217
Standard Bank Group, Ltd.(1)	30,308	399,689
Tiger Brands, Ltd.(1)	623	20,502
Truworths International, Ltd.(1)	11,333	128,415
Vodacom Group, Ltd.(1)	109	1,387
Woolworths Holdings, Ltd.(1)	10,683	76,190

		8,536,776

South Korea - 1.7%

Amorepacific Corp.(1)	582	600,009
BS Financial Group, Inc.(1)	11,580	120,962
Daelim Industrial Co., Ltd.(1)	2,405	189,368
DGB Financial Group, Inc.(1)	32,220	373,217
Dongbu Insurance Co., Ltd.(1)	14,220	583,010
Doosan Heavy Industries & Construction Co., Ltd.(1)	13,545	710,158
Hana Financial Group, Inc.(1)	20,069	603,399
Hyundai Development Co.(1)	2,637	48,700

Hyundai Engineering & Construction Co., Ltd.(1)	6,607	371,180
Hyundai Marine & Fire Insurance Co., Ltd.(1)	5,570	160,997
Hyundai Mipo Dockyard(1)	3,201	349,470
Hyundai Motor Co.(1)	7,525	1,602,680
Kia Motors Corp.(1)	15,068	988,270
Korea Exchange Bank†(1)	27,200	205,851
Korea Investment Holdings Co., Ltd.(1)	4,310	145,640
KP Chemical Corp.(1)	19,690	209,710
KT&G Corp.(1)	11,818	895,461
Lotte Confectionery Co., Ltd.(1)	64	91,720
OCI Co., Ltd.(1)	500	84,200
POSCO(1)	111	36,215
Samsung Electronics Co., Ltd.(1)	2,836	3,097,702
Samsung Heavy Industries Co., Ltd.(1)	24,340	802,567
Samsung Life Insurance Co., Ltd.(1)	9,221	785,264
Shinhan Financial Group Co., Ltd.(1)	5,530	172,965
SK Telecom Co., Ltd.(1)	2,441	314,255

		13,542,970

Spain - 2.3%

Abertis Infraestructuras SA(1)	141,466	1,916,285
Acciona SA(1)	706	32,931
Acerinox SA#(1)	2,418	25,812
ACS Actividades de Construccion y Servicios SA#(1)	3,927	77,747
Amadeus IT Holding SA(1)	88,362	1,970,431
Banco Bilbao Vizcaya Argentaria SA#(1)	188,102	1,429,401
Banco de Sabadell SA#(1)	87,137	252,026
Banco Popular Espanol SA#(1)	477,595	1,083,994
Banco Santander SA(1)	456,247	3,238,092
Bankia SA†#(1)	116,711	209,807
CaixaBank#(1)	25,372	96,367
Distribuidora Internacional de Alimentacion SA(1)	18,476	98,042
Enagas SA(1)	50,284	932,160
Ferrovial SA#(1)	105,264	1,239,723
Gas Natural SDG SA(1)	29,354	361,296
Grifols SA†#(1)	4,453	125,336
Iberdrola SA(1)	212,278	839,679
Inditex SA(1)	8,697	964,721
International Consolidated Airlines Group SA†#(1)	25,610	56,977
Mapfre SA#(1)	121,417	293,838
Red Electrica Corp. SA(1)	3,268	141,287
Repsol SA(1)	48,862	896,696
Telefonica SA(1)	125,106	1,579,645
Zardoya Otis SA#(1)	4,053	46,924

		17,909,217

Sweden - 2.5%

Alfa Laval AB(1)	10,037	171,456
Assa Abloy AB, Class B(1)	45,508	1,388,925
Atlas Copco AB, Class A(1)	139,073	3,102,190
Atlas Copco AB, Class B(1)	11,840	233,879
Boliden AB(1)	8,493	124,427
Electrolux AB, Series B(1)	7,230	174,530
Elekta AB, Series B(1)	2,691	137,015
Getinge AB, Class B(1)	6,211	184,820
Hennes & Mauritz AB, Class B(1)	38,693	1,397,003
Hexagon AB, Class B(1)	6,994	139,942
Holmen AB, Class B(1)	1,643	42,368
Husqvarna AB, Class B(1)	12,285	58,758
Industrivarden AB, Class C(1)	10,301	138,007
Investment AB Kinnevik, Class B(1)	15,704	316,998
Investor AB, Class B(1)	94,958	1,963,500
Lundin Petroleum AB†(1)	11,804	265,760
Modern Times Group AB, Class B(1)	1,328	60,524
Nordea Bank AB(1)	81,669	752,682
Ratos AB, Class B(1)	4,974	44,497
Sandvik AB(1)	31,136	415,188
Scania AB, Class B(1)	80,255	1,377,962
Securitas AB, Class B(1)	8,689	64,630
Skandinaviska Enskilda Banken AB, Class A(1)	43,745	333,972
Skanska AB, Class B(1)	11,795	181,637
SKF AB, Class B(1)	18,301	379,764
SSAB AB, Class A(1)	4,173	31,527
Svenska Cellulosa AB, Class B(1)	17,964	320,650
Svenska Handelsbanken AB, Class A(1)	32,314	1,123,905
Swedbank AB, Class A(1)	33,082	578,896
Swedish Match AB(1)	6,334	263,028
Tele2 AB, Class B(1)	9,496	166,784
Telefonaktiebolaget LM Ericsson, Class B(1)	128,985	1,202,589
TeliaSonera AB(1)	67,155	463,936
Volvo AB, Class B(1)	118,165	1,492,783

		19,094,532

Switzerland - 6.5%

ABB, Ltd.(1)	103,363	1,794,002
Actelion, Ltd.(1)	3,331	157,239
Adecco SA#(1)	42,939	1,942,831
Aryzta AG(1)	26,912	1,320,501
Baloise Holding AG(1)	7,289	535,465
Banque Cantonale Vaudoise(1)	323	171,227
Barry Callebaut AG(1)	103	97,272
Cie Financiere Richemont SA, Class A(1)	18,852	1,153,686
Credit Suisse Group AG(1)	64,626	1,243,598
GAM Holding AG(1)	16,602	196,169
Geberit AG(1)	1,647	346,704
Givaudan SA(1)	251	236,737
Holcim, Ltd.(1)	27,947	1,713,462
Julius Baer Group, Ltd.(1)	6,210	203,796
Kuehne & Nagel International AG(1)	1,641	186,499
Lindt & Spruengli AG(1)	24	866,832
Lindt & Spruengli AG (Participation Certificate)(1)	32	99,651
Lonza Group AG(1)	1,642	75,923
Nestle SA(1)	186,564	11,592,394
Novartis AG(1)	113,314	6,673,594
Pargesa Holding SA(1)	751	47,679
Partners Group Holding AG(1)	4,189	806,442
Roche Holding AG(1)	40,689	7,402,714
Schindler Holding AG(1)	606	71,515
Schindler Holding AG (Participation Certificate)(1)	2,488	292,748
SGS SA(1)	166	334,534
Sika AG(1)	65	125,497
Sonova Holding AG(1)	8,158	755,669
Straumann Holding AG#(1)	197	23,390
Sulzer AG(1)	744	100,402
Swatch Group AG(1)	22,020	1,552,402
Swatch Group AG (BR)(1)	980	400,427
Swiss Life Holding AG(1)	946	107,136
Swiss Prime Site AG(1)	1,464	120,424

Swiss Re AG(1)	10,928	684,318
Swisscom AG(1)	6,026	2,418,925
Syngenta AG(1)	2,936	988,803
Transocean, Ltd.(1)	15,463	745,543
UBS AG(1)	140,003	1,563,447
Zurich Insurance Group AG(1)	4,847	1,163,872

		50,313,469

Taiwan - 1.6%

Advantech Co., Ltd.(1)	189,000	658,175
Asia Cement Corp.(1)	572,680	658,815
Asustek Computer, Inc.(1)	86,000	864,002
Catcher Technology Co., Ltd.(1)	134,000	673,111
Cathay Financial Holding Co., Ltd.(1)	14,550	13,953
Chang Hwa Commercial Bank(1)	1,305,400	676,249
China Petrochemical Development Corp.(1)	214,000	171,968
Chunghwa Telecom Co., Ltd.(1)	190,000	574,835
Far EasTone Telecommunications Co., Ltd.(1)	309,000	762,206
Feng Hsin Iron & Steel Co.(1)	170,000	263,560
First Financial Holding Co., Ltd.(1)	1,292,140	751,211
Formosa Chemicals & Fibre Corp.(1)	87,000	225,361
Formosa Plastics Corp.(1)	238,000	642,735
Formosa Taffeta Co., Ltd.(1)	365,000	333,667
Fubon Financial Holding Co., Ltd.(1)	801,101	799,271
Hon Hai Precision Industry Co., Ltd.(1)	84,000	239,288
HTC Corp.(1)	21,376	184,541
Inotera Memories, Inc.†(1)	2,201,000	379,013
Lite-On Technology Corp.(1)	459,285	558,231
Mega Financial Holding Co., Ltd.(1)	1,043,420	788,975
Nan Ya Printed Circuit Board Corp.(1)	361,000	581,480
Radiant Opto-Electronics Corp.(1)	100,000	431,680
Realtek Semiconductor Corp.(1)	3,210	6,077
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	532,000	1,482,398

		12,720,802

Thailand - 0.2%

Advanced Info Service PCL	107,100	728,013
Bangkok Bank PCL(1)	105,200	648,608
Banpu PLC	3,361	48,267

		1,424,888

Turkey - 0.2%

Akbank TAS(1)	38,160	150,545
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	12,536	174,986
Arcelik AS(1)	15,057	83,256
Asya Katilim Bankasi AS†(1)	34,867	36,827
BIM Birlesik Magazalar AS GDR(1)	5,294	217,413
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	22,255	32,530
Enka Insaat ve Sanayi AS(1)	37,857	104,870
Eregli Demir ve Celik Fabrikalari TAS(1)	103,883	115,903
Ford Otomotiv Sanayi AS(1)	11,963	117,376
Haci Omer Sabanci Holding AS(1)	22,173	95,278
KOC Holding AS(1)	12,962	52,718
Koza Altin Isletmeleri AS(1)	2,947	57,996
TAV Havalimanlari Holding AS†(1)	2,034	10,576
Tupras Turkiye Petrol Rafinerileri AS(1)	2,705	61,858
Turk Hava Yollari†	2,135	4,121
Turkcell Iletisim Hizmetleri AS†(1)	15,672	93,031
Turkiye Garanti Bankasi AS(1)	52,504	225,080
Turkiye Halk Bankasi AS(1)	16,192	145,947
Turkiye Is Bankasi, Class C(1)	4,689	14,277
Turkiye Sise ve Cam Fabrikalari AS(1)	7,800	11,446
Turkiye Vakiflar Bankasi Tao, Class D(1)	33,169	75,088

		1,881,122

United Kingdom - 18.9%

3i Group PLC(1)	27,111	88,334
Aberdeen Asset Management PLC(1)	289,197	1,277,389
Admiral Group PLC(1)	79,910	1,505,576
Aggreko PLC#(1)	15,339	573,553
AMEC PLC(1)	10,021	175,971
Anglo American PLC(1)	105,416	2,932,062
Antofagasta PLC(1)	102,985	1,805,877
ARM Holdings PLC(1)	53,461	486,721
Associated British Foods PLC(1)	10,732	225,366
AstraZeneca PLC(1)	124,650	5,805,600
Aviva PLC(1)	557,195	2,888,258
Babcock International Group PLC(1)	85,691	1,274,384
BAE Systems PLC(1)	543,294	2,741,764
Balfour Beatty PLC(1)	19,104	84,865
Barclays PLC(1)	1,197,525	3,488,392
BG Group PLC(1)	126,494	2,580,072
BHP Billiton PLC(1)	213,465	6,207,003
BP PLC(1)	1,444,779	10,104,336
British American Tobacco PLC(1)	167,958	8,793,100
British Land Co. PLC(1)	25,829	220,905
British Sky Broadcasting Group PLC(1)	205,187	2,475,848
BT Group PLC(1)	722,798	2,498,437
Bunzl PLC(1)	19,728	351,534
Burberry Group PLC(1)	32,878	704,405
Capita PLC(1)	19,656	225,447
Capital Shopping Centres Group PLC#(1)	15,537	83,321
Carnival PLC(1)	24,506	838,525
Centrica PLC(1)	271,641	1,409,559
Cobham PLC(1)	32,086	111,520
Compass Group PLC(1)	61,159	688,838
Croda International PLC#(1)	14,919	558,447
Diageo PLC(1)	125,792	3,441,173
Eurasian Natural Resources Corp. PLC(1)	7,163	34,374
Evraz PLC#(1)	10,219	36,466
Fresnillo PLC(1)	8,122	200,817
G4S PLC(1)	42,417	170,163
GKN PLC(1)	47,131	159,330
GlaxoSmithKline PLC(1)	424,373	9,595,610
Hammerson PLC(1)	21,525	156,257
HSBC Holdings PLC(1)	1,102,742	9,606,336
ICAP PLC(1)	15,633	78,678
IMI PLC(1)	9,740	132,873
Imperial Tobacco Group PLC(1)	40,990	1,596,717
Inmarsat PLC(1)	13,912	126,544
InterContinental Hotels Group PLC(1)	30,656	779,435
Intertek Group PLC(1)	4,828	215,441
Invensys PLC(1)	25,236	96,555
Investec PLC(1)	16,711	99,358
ITV PLC(1)	282,891	373,208
J Sainsbury PLC(1)	36,787	191,408
Johnson Matthey PLC(1)	19,326	737,402
Kazakhmys PLC(1)	5,962	55,908
Kingfisher PLC(1)	71,538	313,220

Land Securities Group PLC(1)	49,312	619,581
Legal & General Group PLC(1)	177,502	359,794
Lloyds Banking Group PLC†(1)	2,126,989	1,120,041
London Stock Exchange Group PLC(1)	13,180	208,049
Lonmin PLC#(1)	4,500	40,806
Man Group PLC, Class B(1)	52,231	59,120
Marks & Spencer Group PLC(1)	108,237	615,240
Meggitt PLC(1)	23,536	147,780
Melrose PLC	37,351	141,154
National Grid PLC(1)	110,727	1,200,769
Next PLC(1)	37,108	2,106,994
Old Mutual PLC(1)	235,073	620,956
Pearson PLC(1)	25,327	480,006
Prudential PLC(1)	79,185	990,348
Reckitt Benckiser Group PLC(1)	23,569	1,332,679
Reed Elsevier PLC#(1)	36,789	345,124
Rexam PLC(1)	276,927	1,860,228
Rio Tinto PLC(1)	66,075	2,890,363
Rolls-Royce Holdings PLC(1)	76,284	992,337
Royal Bank of Scotland Group PLC†(1)	108,380	388,890
Royal Dutch Shell PLC, Class A(1)	180,357	6,314,757
Royal Dutch Shell PLC, Class B(1)	234,315	8,455,068
RSA Insurance Group PLC(1)	106,301	192,291
SABMiller PLC(1)	29,648	1,306,369
Sage Group PLC(1)	39,385	185,178
Schroders PLC(1)	75,425	1,696,493
Segro PLC(1)	20,655	75,955
Serco Group PLC#(1)	14,961	133,387
Severn Trent PLC(1)	7,155	196,684
Smith & Nephew PLC(1)	27,838	294,504
Smiths Group PLC(1)	22,091	366,749
SSE PLC(1)	29,308	636,759
Standard Chartered PLC#(1)	107,927	2,386,654
Standard Life PLC(1)	523,899	2,200,613
Tate & Lyle PLC(1)	14,059	146,263
TESCO PLC(1)	316,104	1,689,856
TUI Travel PLC#(1)	12,917	43,265
Tullow Oil PLC(1)	39,102	846,996
Unilever PLC(1)	64,954	2,335,747
United Utilities Group PLC(1)	20,491	230,733
Vedanta Resources PLC#(1)	3,311	45,459
Vodafone Group PLC(1)	2,508,147	7,230,607
Weir Group PLC#(1)	6,385	165,155
Whitbread PLC(1)	5,370	181,247
WM Morrison Supermarkets PLC(1)	76,623	340,134
Xstrata PLC(1)	73,807	1,111,956

		146,731,820

United States - 0.0%

Southern Copper Corp.	8,800	286,352

Total Common Stock
(cost $754,901,201)		737,963,076

EXCHANGE-TRADED FUNDS - 0.3%
United States - 0.3%

iShares MSCI Chile Investable Market Index Fund	26,245	1,577,324
Vanguard MSCI Emerging Markets ETF	15,684	629,713

Total Exchange-Traded Funds
(cost $2,296,363)		2,207,037

PREFERRED STOCK - 2.0%
Brazil - 0.9%

AES Tiete SA	4,500	61,518
Banco Bradesco SA	52,900	859,993
Banco do Estado do Rio Grande do Sul SA, Class B	6,900	56,256
Bradespar SA	7,200	93,995
Braskem SA, Class A	6,800	42,879
Centrais Eletricas Brasileiras SA, Class B	6,100	55,744
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,100	130,420
Cia de Bebidas das Americas	21,500	813,969
Cia de Transmissao de Energia Eletrica Paulista	2,184	48,524
Cia Energetica de Minas Gerais	12,834	219,074
Cia Energetica de Sao Paulo, Class B	5,300	82,115
Cia Paranaense de Energia, Class B	4,300	77,086
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,200	47,648
Gerdau SA	21,700	191,889
Itau Unibanco Holding SA	63,400	990,088
Itausa - Investimentos Itau SA	71,761	330,541
Klabin SA	11,400	51,106
Lojas Americanas SA	10,700	77,012
Metalurgica Gerdau SA	5,800	63,489
Oi SA	21,100	80,142
Petroleo Brasileiro SA	111,800	1,142,839
Telefonica Brasil SA	9,500	205,921
Usinas Siderurgicas de Minas Gerais SA, Class A	13,295	53,379
Vale SA, Class A	52,500	858,146

		6,633,773

Colombia - 0.0%

Banco Davivienda SA	3,042	35,857
Bancolombia SA	8,055	116,232
Grupo Aval Acciones y Valores Senior Notes	61,234	38,607
Grupo de Inversiones Suramericana SA	5,734	101,917

		292,613

Germany - 0.8%

Bayerische Motoren Werke AG(1)	1,443	72,317
Henkel AG & Co. KGaA(1)	38,139	2,879,821
Porsche Automobil Holding SE(1)	4,607	237,754
ProSiebenSat.1 Media AG(1)	3,998	96,176
RWE AG#(1)	3,480	130,976
Volkswagen AG(1)	16,567	2,919,455

		6,336,499

Russia - 0.0%

AK Transneft OAO	33	52,833
Sberbank of Russia	50,700	101,400
Surgutneftegas OAO	233,600	147,433

		301,666

South Korea - 0.3%

Hyundai Motor Co.(1)	4,589	281,090
Hyundai Motor Co. (2nd Preferred)(1)	7,571	510,331
Samsung Electronics Co., Ltd.(1)	1,667	1,076,921

		1,868,342

Total Preferred Stock
(cost $15,010,754)		15,432,893

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas PLC Company Guar. Bonds 4.19% due 12/14/2022	GBP	5,000	15,967
National Grid Gas PLC Company Guar. Bonds 7.00% due 12/16/2024	GBP	5,000	10,927

Total Foreign Corporate Bonds & Notes
(cost $15,529)			26,894

Total Long-Term Investment Securities
(cost $772,223,847)			755,629,900

SHORT-TERM INVESTMENT SECURITIES - 12.6%
Registered Investment Companies - 9.3%

State Street Navigator Securities Lending Prime Portfolio(5)		71,973,972	71,973,972

Time Deposits - 3.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012		$25,198,000	25,198,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills Disc. Notes 0.00% due 09/27/2012@		129,993	129,993
0.06% due 09/27/2012@		240,000	239,988
0.07% due 09/27/2012@		635,000	634,966

			1,004,947

Total Short-Term Investment Securities
(cost $98,176,919)			98,176,919

REPURCHASE AGREEMENT - 0.1%

State Street Bank & Trust Co. bearing interest at 0.01% dated 08/31/2012 to be repurchased 09/04/2012 in the amount of $490,001 and collateralized by $375,000 of United States Treasury Bonds, bearing interest at 4.50% due 02/15/2036 and having approximate value of $506,456 (cost $490,000)		490,000	490,000

TOTAL INVESTMENTS -
(cost $870,890,766)(6)		109.9%	854,296,819
Liabilities in excess of other assets		(9.9)	(76,736,614)

NET ASSETS -		100.0%	$777,560,205

#	The security or a portion thereof is out on loan.
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $726,070,656 representing 93.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Consists of more than one type of securities traded together as a unit.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	At August 31, 2012, the Fund had loaned securities with a total value of $69,163,640. This was secured by collateral of $71,973,972, which was received in cash and subsequently invested in short-term investments currently valued at $71,973,972 as reported in the portfolio of investments. Additional collateral of $434,888 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
United States Treasury Bills	zero coupon	10/4/2012	$59,482
United States Treasury Notes/Bonds	0.25% to 6.25%	04/30/2013 to 11/15/2041	375,406

(6)	See Note 5 for cost of investments on a tax basis.
(7)	Denominated in United States Dollars unless otherwise indicated.
ADR	- American Depository Receipt
BR -	Bearer Shares
CPO	- Certification de Participacion Ordinario
CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Federal Depository Receipt
GBP	- Pound Sterling
GDR	- Global Depository Receipt
ISE	- Irish Stock Exchange
LSE	- London Stock Exchange
RSP	- Risparmio Savings Shares
SDR	- Swedish Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)

16	Long	ASX SPI 200 Index#	September 2012	$1,697,842	$1,783,320	$85,478
111	Long	E-Mini MSCI EAFE	September 2012	8,166,168	8,150,175	(15,993)
87	Long	Nikkei 225 Index	September 2012	3,683,836	3,869,325	185,489

						$254,974

#	Foreign equity futures contracts valued using fair value procedures at August 31, 2012. The aggregate unrealized appreciation (depreciation) of these futures contracts was $85,478 representing 0.0%, of net assets. Foreign equity futures contracts are classified as level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts.

Industry Allocation*
Registered Investment Companies	9.3%
Banks-Commercial	9.3
Medical-Drugs	7.4
Oil Companies-Integrated	6.3
Diversified Banking Institutions	4.3
Time Deposits	3.2
Auto-Cars/Light Trucks	3.1
Telephone-Integrated	3.1
Food-Misc./Diversified	2.8
Chemicals-Diversified	2.5
Diversified Minerals	2.3
Electric-Integrated	2.2
Insurance-Life/Health	2.1
Cellular Telecom	2.0
Tobacco	1.6
Brewery	1.6
Real Estate Operations & Development	1.5
Insurance-Multi-line	1.3
Food-Retail	1.1
Oil Companies-Exploration & Production	1.1
Diversified Operations	1.0
Real Estate Investment Trusts	0.9

Soap & Cleaning Preparation	0.9
Electronic Components-Semiconductors	0.9
Gas-Distribution	0.9
Telecom Services	0.8
Metal-Diversified	0.8
Machinery-Construction & Mining	0.8
Electric Products-Misc.	0.7
Retail-Apparel/Shoe	0.7
Building Products-Cement	0.7
Import/Export	0.7
Insurance-Property/Casualty	0.6
Cosmetics & Toiletries	0.6
Investment Management/Advisor Services	0.6
Retail-Misc./Diversified	0.6
Building & Construction-Misc.	0.6
Electronic Components-Misc.	0.6
Auto-Heavy Duty Trucks	0.6
Public Thoroughfares	0.6
Transport-Rail	0.5
Diversified Manufacturing Operations	0.5
Beverages-Wine/Spirits	0.5
Diversified Financial Services	0.5
Aerospace/Defense	0.5
Auto/Truck Parts & Equipment-Original	0.5
Steel-Producers	0.5
Metal Processors & Fabrication	0.5
Retail-Jewelry	0.5
Retail-Major Department Stores	0.5
Gold Mining	0.5
Finance-Other Services	0.5
Medical Products	0.4
Machinery-General Industrial	0.4
Oil-Field Services	0.4
Office Automation & Equipment	0.4
Athletic Footwear	0.4
Apparel Manufacturers	0.4
Aerospace/Defense-Equipment	0.4
Rubber-Tires	0.4
Semiconductor Equipment	0.4
Enterprise Software/Service	0.4
Cable/Satellite TV	0.4
Transport-Marine	0.4
Investment Companies	0.3
Engineering/R&D Services	0.3
Chemicals-Specialty	0.3
Agricultural Chemicals	0.3
Finance-Investment Banker/Broker	0.3
Medical-Generic Drugs	0.3
Building-Heavy Construction	0.3
Commercial Services	0.3
Insurance-Reinsurance	0.3
Computer Services	0.3
Human Resources	0.3
Industrial Gases	0.3
Beverages-Non-alcoholic	0.3
Airlines	0.3
Exchange-Traded Funds	0.3
Audio/Video Products	0.3
Metal-Iron	0.3
Transactional Software	0.3
Wireless Equipment	0.3
Transport-Truck	0.3
Agricultural Operations	0.3
Metal-Copper	0.2
Coal	0.2
Electric-Generation	0.2
Containers-Metal/Glass	0.2
Medical-Biomedical/Gene	0.2
Building-Residential/Commercial	0.2
Shipbuilding	0.2
Computers	0.2
Food-Baking	0.2
Semiconductor Components-Integrated Circuits	0.2
Advertising Services	0.2
Power Converter/Supply Equipment	0.2
Building & Construction Products-Misc.	0.2
Computer Aided Design	0.2
Building Products-Air & Heating	0.2
Diversified Operations/Commercial Services	0.2
Building-Maintance & Services	0.2
Publishing-Periodicals	0.2
Retail-Convenience Store	0.2
Oil & Gas Drilling	0.2
Industrial Automated/Robotic	0.2
Multimedia	0.2
Machine Tools & Related Products	0.2
Commercial Services-Finance	0.2
Circuit Boards	0.2
Transport-Services	0.1
Casino Hotels	0.1
Hotels/Motels	0.1
Water	0.1
Distribution/Wholesale	0.1
Real Estate Management/Services	0.1
Computers-Integrated Systems	0.1
Food-Confectionery	0.1
Oil Refining & Marketing	0.1
Photo Equipment & Supplies	0.1
U.S. Government Treasuries	0.1
Petrochemicals	0.1
Printing-Commercial	0.1
Applications Software	0.1
Electronic Measurement Instruments	0.1
Lottery Services	0.1
Appliances	0.1
Electric-Distribution	0.1
Cruise Lines	0.1
Machinery-Electrical	0.1
E-Commerce/Services	0.1
Instruments-Scientific	0.1
Motorcycle/Motor Scooter	0.1
Coatings/Paint	0.1
Steel Pipe & Tube	0.1
Food-Catering	0.1
Airport Development/Maintenance	0.1
Optical Supplies	0.1
Wire & Cable Products	0.1
Chemicals-Plastics	0.1
Non-Ferrous Metals	0.1
Gambling (Non-Hotel)	0.1
Containers-Paper/Plastic	0.1
Internet Content-Entertainment	0.1
Mining Services	0.1
Storage/Warehousing	0.1
Steel-Specialty	0.1
Television	0.1
Retail-Hypermarkets	0.1
Computers-Periphery Equipment	0.1
Advertising Agencies	0.1
Repurchase Agreements	0.1
Dialysis Centers	0.1
Finance-Leasing Companies	0.1

Computer Data Security	0.1
Publishing-Newspapers	0.1
Precious Metals	0.1
Food-Meat Products	0.1
Internet Application Software	0.1
Broadcast Services/Program	0.1
Retail-Home Furnishings	0.1

109.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Australia	$—	$57,784,470	$0	$57,784,470
France	—	55,179,959	—	55,179,959
Germany	—	55,918,174	—	55,918,174
Japan	24,608	130,257,540	—	130,282,148
Switzerland	—	50,313,469	—	50,313,469
United Kingdom	141,154	146,590,666	—	146,731,820
Other Countries*	19,931,499	221,821,537	0	241,753,036
Exchange-Traded Funds	2,207,037	—	—	2,207,037
Preferred Stock	7,228,052	8,204,841	—	15,432,893
Foreign Corporate Bonds & Notes	—	26,894	—	26,894
Short-Term Investment Securities:
Registered Investment Companies	71,973,972	—	—	71,973,972
Time Deposits	—	25,198,000	—	25,198,000
U.S. Government Treasuries	—	1,004,947	—	1,004,947
Repurchase Agreement	—	490,000	—	490,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	185,489	85,478	—	270,967

Total	$101,691,811	$752,875,975	$0	$854,567,786

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$15,993	$—	$—	$15,993

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $715,283,908 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Principal Amount(1)		Value (Note 1)
CORPORATE BONDS & NOTES - 11.6%
Australia - 0.2%

Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/2014*		$400,000	$404,800

Brazil - 0.7%

Banco Bradesco SA Senior Notes 4.50% due 01/12/2017*		300,000	316,500
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*		375,000	395,625
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*		270,000	276,750
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	500,000	257,032

			1,245,907

British Virgin Islands - 0.3%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		520,000	521,040

Cayman Islands - 0.5%

Agile Property Holdings, Ltd. Senior Notes 9.88% due 03/20/2017		300,000	300,750
China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/2017		390,000	413,544
Country Garden Holdings Co., Ltd. Senior Notes 11.13% due 02/23/2018		300,000	307,860

			1,022,154

Colombia - 0.4%

Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	276,900
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		330,000	356,400
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	211,000

			844,300

Denmark - 0.2%

FIH Erhvervsbank A/S Government Guar. Notes 2.13% due 03/21/2013	EUR	350,000	444,632

France - 0.2%

Vivendi SA Senior Notes 3.45% due 01/12/2018		400,000	399,678

Hong Kong - 0.2%

LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/2017		320,000	339,943

Indonesia - 0.5%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	339,465
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/2021*		480,000	523,200

			862,665

Ireland - 0.6%

Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/2016*		345,000	348,450
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/2017		555,000	552,225
VEB-Leasing Via VEB Leasing Investment, Ltd. Senior Notes 5.13% due 05/27/2016		295,000	306,986

			1,207,661

Jersey - 0.2%

Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		300,000	327,000

Kazakhstan - 0.3%

Development Bank Of Kazakhstan Senior Notes 5.50% due 12/20/2015		310,000	334,800
KazMunayGas National Co. Senior Notes 6.38% due 04/09/2021*		250,000	297,500

			632,300

Luxembourg - 1.2%

Gazprom OAO Via Gaz Capital SA Senior Notes 2.89% due 11/15/2012	JPY	100,000,000	1,276,311
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	272,115
Minerva Luxembourg SA Company Guar. Notes 12.25% due 02/10/2022*		320,000	366,400
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/2017*		420,000	441,000

			2,355,826

Mexico - 0.5%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/2020*		275,000	275,687
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022*		290,000	324,800
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/2022*		325,000	301,844

			902,331

Netherlands - 1.4%

BMW Finance NV Company Guar. Notes 2.13% due 01/13/2015	EUR	400,000	518,968
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	338,656
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		300,000	349,530
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	449,084
Myriad International Holding BV Company Guar. Notes 6.38% due 07/28/2017		280,000	316,750
Rabobank Nederland NV Senior Notes 4.20% due 05/13/2014*		700,000	734,121

			2,707,109

New Zealand - 0.4%

Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/2014*		800,000	842,760

Norway - 0.3%

Telenor ASA Senior Notes 1.75% due 01/15/2018	EUR	500,000	638,146

Peru - 0.1%

Volcan Cia Minera SAA Senior Notes 5.38% due 02/02/2022*		108,000	116,100

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	325,200

Sri Lanka - 0.2%

Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		400,000	416,000

Sweden - 0.3%

Skandinaviska Enskilda Banken AB Senior Notes 3.75% due 05/19/2016	EUR	150,000	204,999
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	407,440

			612,439

Turkey - 0.2%

Turkiye Vakiflar Bankasi Tao Senior Notes 5.75% due 04/24/2017*		359,000	378,732

United Arab Emirates - 0.6%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	230,000
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/2017		110,000	127,875
DP World, Ltd. Senior Notes 6.85% due 07/02/2037		410,000	435,010
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/2020		370,000	416,990

			1,209,875

United Kingdom - 0.6%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	635,780
SABMiller PLC Senior Notes 4.50% due 01/20/2015	EUR	400,000	545,372

			1,181,152

United States - 0.8%

Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	207,803
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020		290,000	332,413
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/2020		500,000	497,893
Walt Disney Co. Senior Notes 2.75% due 08/16/2021		400,000	422,036

			1,460,145

Venezuela - 0.5%

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	184,890
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		830,000	736,625

			921,515

Total Corporate Bonds & Notes
(cost $21,538,370)			22,319,410

GOVERNMENT AGENCIES - 65.1%
Argentina - 1.4%

Republic of Argentina Senior Notes 2.50% due 12/31/2038(3)		1,052,134	347,204
Republic of Argentina Senior Bonds 7.00% due 10/03/2015		915,000	796,050
Republic of Argentina Senior Bonds 7.00% due 04/17/2017		450,000	351,000
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,180,313	802,613
Republic of Argentina Senior Notes 8.75% due 06/02/2017		400,000	370,000

			2,666,867

Australia - 0.7%

Government of Australia Senior Bonds 5.75% due 05/15/2021	AUD	1,050,000	1,318,117

Austria - 0.8%

Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	705,752
Republic of Austria Senior Notes 3.50% due 09/15/2021*	EUR	600,000	857,971

			1,563,723

Brazil - 1.3%

Federal Republic of Brazil Senior Bonds 4.88% due 01/22/2021		580,000	692,230
Federal Republic of Brazil Senior Notes 5.63% due 01/07/2041		396,000	511,830
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	456,000
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025		554,000	883,630

			2,543,690

Canada - 1.9%

Government of Canada Bonds 2.00% due 03/01/2014	CAD	1,030,000	1,057,888
Government of Canada Bonds 3.25% due 06/01/2021	CAD	590,000	674,255
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	1,257,334
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	620,235

			3,609,712

Colombia - 2.7%

Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,410,000	1,635,600
Republic of Colombia Senior Notes 6.13% due 01/18/2041		904,000	1,231,700
Republic of Colombia Senior Notes 7.38% due 03/18/2019		580,000	771,400
Republic of Colombia Senior Notes 7.38% due 09/18/2037		270,000	414,450
Republic of Colombia Senior Notes 8.13% due 05/21/2024		810,000	1,215,000

			5,268,150

Croatia - 0.4%

Republic of Croatia Senior Notes 6.38% due 03/24/2021		420,000	441,000
Republic of Croatia Senior Notes 6.63% due 07/14/2020		360,000	384,300

			825,300

Denmark - 1.0%

Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	4,100,000	806,636
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,211,274

			2,017,910

Dominican Republic - 0.2%

Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	443,625

El Salvador - 1.5%

Republic of El Salvador Senior Bonds 7.38% due 12/01/2019		730,000	842,420
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,264,480
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032		710,000	844,900

			2,951,800

Finland - 0.6%

Government of Finland Bonds 2.63% due 07/04/2042	EUR	240,000	321,521
Government of Finland Bonds 2.75% due 07/04/2028	EUR	500,000	678,898
Government of Finland Senior Bonds 3.38% due 04/15/2020	EUR	100,000	144,534

			1,144,953

France - 3.3%

Government of France Bonds 3.00% due 10/25/2015	EUR	1,000,000	1,360,562
Government of France Bonds 3.00% due 04/25/2022	EUR	1,200,000	1,618,109
Government of France Bonds 3.50% due 04/25/2020	EUR	900,000	1,274,202
Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	551,651
Government of France Bonds 4.00% due 04/25/2018	EUR	50,000	72,637
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	521,822
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	954,746
Government of France Bonds 5.50% due 04/25/2029	EUR	347	590

			6,354,319

Germany - 1.7%

Federal Republic of Germany Bonds 2.00% due 01/04/2022	EUR	800,000	1,071,495
Federal Republic of Germany Bonds 2.25% due 09/04/2020	EUR	350,000	481,479
Federal Republic of Germany Bonds 2.50% due 01/04/2021	EUR	320,000	447,954
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	820,000	1,216,996

			3,217,924

Hungary - 1.1%

Republic of Hungary Senior Notes 4.75% due 02/03/2015		430,000	433,225
Republic of Hungary Senior Notes 6.25% due 01/29/2020		540,000	569,700
Republic of Hungary Senior Notes 6.38% due 03/29/2021		670,000	713,550
Republic of Hungary Senior Notes 7.63% due 03/29/2041		428,000	467,676

			2,184,151

Indonesia - 2.9%

Republic of Indonesia Notes 3.75% due 04/25/2022*		1,670,000	1,726,362
Republic of Indonesia Senior Notes 4.88% due 05/05/2021		750,000	837,187
Republic of Indonesia Bonds 5.25% due 01/17/2042		473,000	526,763
Republic of Indonesia Senior Bonds 8.50% due 10/12/2035		830,000	1,278,200
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,190,925

			5,559,437

Ireland - 0.6%

Republic of Ireland Bonds 4.50% due 02/18/2015	EUR	620,000	799,722
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		260,000	286,338

			1,086,060

Ivory Coast - 0.2%

Republic of Ivory Coast Senior Notes 3.75% due 12/31/2032†		560,000	456,400

Japan - 17.9%

Government of Japan Senior Notes 0.10% due 09/15/2013	JPY	104,000,000	1,328,255
Government of Japan Senior Bonds 0.40% due 06/20/2015	JPY	232,400,000	2,992,120
Government of Japan Senior Bonds 0.40% due 09/20/2015	JPY	80,000,000	1,030,607
Government of Japan Senior Bonds 0.50% due 12/20/2014	JPY	110,000,000	1,417,556
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	2,441,230
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	83,000,000	1,104,890
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	3,433,972
Government of Japan Senior Bonds 1.40% due 12/20/2014	JPY	34,000,000	447,092
Government of Japan Senior Bonds 1.40% due 12/20/2015	JPY	42,850,000	570,186
Government of Japan Senior Notes 1.50% due 09/20/2014	JPY	50,000,000	656,763
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	2,594,527
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	266,000,000	3,619,869
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	1,514,256
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	155,000,000	2,033,562
Government of Japan Senior Notes 1.90% due 09/20/2023	JPY	46,000,000	646,812
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	134,700,000	1,900,873
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	170,000,000	2,230,201
Government of Japan Senior Notes 2.10% due 03/20/2027	JPY	160,000,000	2,259,941
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	127,000,000	1,768,433
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	433,694

			34,424,839

Lebanon - 1.9%

Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,291,282
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,572,000	1,532,700
Lebanese Republic Senior Notes 8.25% due 04/12/2021		680,000	756,500

			3,580,482

Lithuania - 0.4%

Republic of Lithuania Senior Notes 6.75% due 01/15/2015		700,000	763,700

Malaysia - 0.3%

Government of Malaysia Bonds 4.16% due 07/15/2021	MYR	1,440,000	481,582

Mexico - 2.7%

United Mexican States Senior Notes 3.63% due 03/15/2022		2,180,000	2,369,660
United Mexican States, Series A Senior Notes 6.05% due 01/11/2040		610,000	812,825
United Mexican States, Series A Senior Notes 6.75% due 09/27/2034		600,000	849,000
United Mexican States Bonds 7.25% due 12/15/2016	MXN	70,000	578,078
United Mexican States, Series A Senior Notes 7.50% due 04/08/2033		440,000	668,800

			5,278,363

Netherlands - 1.0%

Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,166,674
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	560,000	835,216

			2,001,890

Nigeria - 0.4%

Federal Republic of Nigeria Senior Notes 6.75% due 01/28/2021		670,000	755,425

Norway - 1.1%

Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	258,975
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,300,000	641,682
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	6,300,000	1,188,846

			2,089,503

Peru - 1.6%

Republic of Peru Senior Bonds 5.63% due 11/18/2050		300,000	384,750
Republic of Peru Senior Bonds 6.55% due 03/14/2037		426,000	611,310
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	786,000
Republic of Peru Senior Bonds 7.35% due 07/21/2025		331,000	483,260
Republic of Peru Senior Bonds 8.75% due 11/21/2033		490,000	842,800

			3,108,120

Philippines - 3.0%

Republic of the Philippines Senior Bonds 4.00% due 01/15/2021		1,430,000	1,578,362
Republic of the Philippines Senior Bonds 6.38% due 10/23/2034		740,000	1,003,625
Republic of the Philippines Senior Bonds 7.75% due 01/14/2031		990,000	1,487,475
Republic of the Philippines Senior Bonds 9.88% due 01/15/2019		270,000	386,775
Republic of the Philippines Senior Bonds 10.63% due 03/16/2025		710,000	1,217,650

			5,673,887

Poland - 1.4%

Republic of Poland Senior Notes 5.00% due 03/23/2022		795,000	914,250
Republic of Poland Senior Notes 5.13% due 04/21/2021		510,000	591,600
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	3,500,000	1,093,836

			2,599,686

Republic of Belarus - 0.2%

Republic of Belarus Senior Notes 8.95% due 01/26/2018		500,000	472,250

Romania - 0.8%

Government of Romania Senior Bonds 6.75% due 02/07/2022*		1,410,000	1,529,850

Russia - 1.4%

Russian Federation Senior Bonds 4.50% due 04/04/2022*		800,000	887,000
Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	945,000

Russian Federation Senior Notes 7.50% due 03/31/2030(3)		656,075	818,454

			2,650,454

Singapore - 0.8%

Republic of Singapore Senior Bonds 2.38% due 04/01/2017	SGD	370,000	323,146
Republic of Singapore Senior Notes 2.50% due 06/01/2019	SGD	1,400,000	1,243,938

			1,567,084

South Africa - 1.0%

Republic of South Africa Senior Notes 4.67% due 01/17/2024		960,000	1,078,800
Republic of South Africa Senior Bonds 5.88% due 05/30/2022		671,000	827,880

			1,906,680

Spain - 0.3%

Kingdom of Spain Senior Bonds 3.63% due 06/17/2013		250,000	247,614
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019	EUR	350,000	396,195

			643,809

Sri Lanka - 1.4%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		320,000	328,800
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		700,000	738,500
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		670,000	700,100
Republic of Sri Lanka Notes 7.40% due 01/22/2015		788,000	849,070

			2,616,470

Switzerland - 0.2%

Swiss Confederation Bonds 2.00% due 04/28/2021	CHF	280,000	333,583

Turkey - 2.5%

Republic of Turkey Senior Notes 6.25% due 09/26/2022		1,070,000	1,294,700
Republic of Turkey Senior Notes 6.75% due 04/03/2018		480,000	573,600
Republic of Turkey Senior Notes 6.88% due 03/17/2036		355,000	457,062
Republic of Turkey Senior Bonds 7.00% due 09/26/2016		530,000	618,775
Republic of Turkey Senior Notes 7.50% due 07/14/2017		710,000	864,425
Republic of Turkey Senior Notes 7.50% due 11/07/2019		310,000	394,475
Republic of Turkey Senior Notes 8.00% due 02/14/2034		387,000	553,410

			4,756,447

Ukraine - 0.3%

Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	663,849

Uruguay - 0.9%

Republic of Uruguay Notes 8.00% due 11/18/2022		1,180,000	1,702,150

Venezuela - 1.3%

Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		470,000	401,850
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		830,000	813,400
Republic of Venezuela Senior Notes 11.95% due 08/05/2031		800,000	788,000
Republic of Venezuela Senior Bonds 12.75% due 08/23/2022		410,000	428,450

			2,431,700

Total Government Agencies
(cost $117,438,891)			125,243,941

GOVERNMENT TREASURIES - 19.7%
Italy - 5.1%

Republic of Italy Bonds 2.00% due 06/01/2013	EUR	700,000	880,865
Republic of Italy Bonds 2.25% due 11/01/2013	EUR	900,000	1,132,808
Republic of Italy Bonds 3.00% due 04/01/2014	EUR	300,000	379,511
Republic of Italy Bonds 3.75% due 08/01/2016	EUR	850,000	1,052,997
Republic of Italy Bonds 4.25% due 04/15/2013	EUR	1,750,000	2,234,352
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	580,000	719,252
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	100,000	118,261
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	650,000	777,220

Republic of Italy Senior Bonds 5.00% due 03/01/2025*	EUR	275,000	317,186
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,210,000	1,290,147
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	831,101

			9,733,700

United Kingdom - 2.5%

United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	205,000	388,271
United Kingdom Gilt Treasury Bonds 4.00% due 03/07/2022	GBP	930,000	1,806,493
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	610,000	1,219,609
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	894,450
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	601,425

			4,910,248

United States - 12.1%

United States Treasury Bonds 4.38% due 02/15/2038		210,000	283,336
4.38% due 05/15/2041		300,000	408,047
5.38% due 02/15/2031		700,000	1,031,187
5.50% due 08/15/2028		380,000	552,662
United States Treasury Notes 0.25% due 12/15/2014		2,250,000	2,250,351
1.25% due 09/30/2015		2,250,000	2,314,512
1.75% due 05/15/2022		2,800,000	2,856,874
1.88% due 08/31/2017		1,880,000	1,997,207
2.00% due 02/15/2022		1,500,000	1,568,907
2.13% due 12/31/2015		2,500,000	2,646,875
2.38% due 09/30/2014		700,000	731,117
2.38% due 03/31/2016		388,000	415,463
2.75% due 11/30/2016		1,800,000	1,971,421
2.75% due 12/31/2017		1,300,000	1,441,172
2.75% due 02/28/2018		300,000	333,164
3.00% due 08/31/2016		208,000	229,206
3.13% due 05/15/2021		1,300,000	1,493,274
4.50% due 11/15/2015		700,000	792,641

			23,317,416

Total Government Treasuries
(cost $37,038,718)			37,961,364

Total Long-Term Investment Securities
(cost $176,015,979)			185,524,715

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Time Deposits - 1.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012 (cost $3,348,000)		3,348,000	3,348,000
TOTAL INVESTMENTS -
(cost $179,363,979)(2)		98.2%	188,872,715
Other assets less liabilities		1.8	3,540,853

NET ASSETS -		100.0%	$192,413,568

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $19,771,350 representing 10.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denominated in United States unless otherwise indicated.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2012.

AUD - Australian Dollar

BRL - Brazillian Real

CAD - Canadian Dollar

CHF - Switzerland Franc

DKK - Danish Krone

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PLN - Polish Zloty

SGD - Singapore Dollar

USD - United States Dollar

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Scotland PLC	EUR	2,700,000	USD	3,276,342	10/25/2012	$–	$(121,597)

Industry Allocation*

Sovereign	72.2%
United States Treasury Notes	11.0
Banks-Commercial	2.4
Time Deposits	1.8
United States Treasury Bonds	1.1
Oil Companies-Exploration & Production	1.1
Oil Companies-Integrated	0.7
Special Purpose Entities	0.6
Sovereign Agency	0.5
Auto-Cars/Light Trucks	0.5
Telecommunication Equipment	0.3
Municipal Bonds	0.3
Real Estate Operations & Development	0.3
Building & Construction Products-Misc.	0.3
Transport-Marine	0.3
Brewery	0.3
Independent Power Producers	0.3
Gold Mining	0.3
Oil Refining & Marketing	0.3
Industrial Gases	0.2
Warehousing & Harbor Transportation Services	0.2
Multimedia	0.2
Electric-Integrated	0.2
Import/Export	0.2
Telecom Services	0.2
Food-Meat Products	0.2
Electric-Generation	0.2
Electric-Transmission	0.2
Transport-Rail	0.2
Finance-Other Services	0.2
Retail-Major Department Stores	0.2
Steel-Producers	0.2
Transport-Services	0.2
Medical-Drugs	0.2
Television	0.1
Finance-Leasing Companies	0.1
Telephone-Integrated	0.1
Pipelines	0.1
Banks-Super Regional	0.1
Diversified Minerals	0.1

98.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$22,319,410	$—	$22,319,410
Government Agencies	—	125,243,941	—	125,243,941
Government Treasuries	—	37,961,364	—	37,961,364
Short-Term Investment Securities:
Time Deposits	—	3,348,000	—	3,348,000

Total	$—	$188,872,715	$—	$188,872,715

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$121,597	$—	$121,597

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.2%
Australia - 3.8%

BHP Billiton, Ltd.(1)	171,899	$5,651,010
Brambles, Ltd.(1)	355,671	2,509,021
Coca-Cola Amatil, Ltd.(1)	139,396	1,973,916
Commonwealth Bank of Australia#(1)	48,313	2,740,449
CSL, Ltd.(1)	40,508	1,864,012
QBE Insurance Group, Ltd.(1)	157,852	2,131,069
Westpac Banking Corp.(1)	65,910	1,691,735
WorleyParsons, Ltd.#(1)	79,800	2,197,085

		20,758,297

Belgium - 1.7%

Anheuser-Busch InBev NV(1)	79,153	6,657,036
Colruyt SA(1)	13,628	646,169
Umicore SA#(1)	43,554	2,061,537

		9,364,742

Bermuda - 0.6%

Credicorp, Ltd.	9,519	1,147,325
Li & Fung, Ltd.#(1)	1,182,800	1,929,972

		3,077,297

Brazil - 0.6%

BM&FBovespa SA	218,700	1,158,197
BR Malls Participacoes SA	100,800	1,256,338
Tim Participacoes SA ADR#	30,650	597,982

		3,012,517

Canada - 3.6%

Agrium, Inc.	14,855	1,461,916
Bank of Nova Scotia	24,270	1,286,439
Canadian National Railway Co. (TSX)	37,073	3,392,325
Canadian National Railway Co. (NYSE)	40,180	3,678,077
Canadian Natural Resources, Ltd.	37,017	1,126,188
Cenovus Energy, Inc.#	36,047	1,181,149
CGI Group, Inc. Class A†#	55,994	1,462,121
Fairfax Financial Holdings, Ltd. #	3,270	1,231,272
Potash Corp. of Saskatchewan, Inc.	43,558	1,783,415
Suncor Energy, Inc.#	93,373	2,918,409

		19,521,311

Cayman Islands - 0.9%

Baidu, Inc. ADR†	29,480	3,285,251
Sands China, Ltd.#(1)	184,000	653,079
Tencent Holdings, Ltd.(1)	30,200	925,940

		4,864,270

China - 0.3%

Industrial & Commercial Bank of China#(1)	2,606,000	1,422,652

Czech Republic - 0.2%

Komercni Banka AS(1)	5,491	1,065,327

Denmark - 1.5%

Christian Hansen Holding A/S(1)	85,548	2,549,403
Novo Nordisk A/S, Class B(1)	36,492	5,741,993

		8,291,396

Finland - 0.2%

Kone Oyj, Class B(1)	21,832	1,333,498

France - 9.4%

Air Liquide SA(1)	31,992	3,757,505
BNP Paribas SA(1)	72,363	3,129,373
Cap Gemini SA(1)	29,156	1,068,729
Cie Generale d’Optique Essilor International SA(1)	19,582	1,707,092
Cie Generale des Etablissements Michelin(1)	11,772	841,746
Danone SA(1)	47,671	2,966,807
Dassault Systemes SA(1)	8,119	786,889
Eutelsat Communications SA(1)	30,765	943,130
Iliad SA(1)	8,410	1,330,047
L’Oreal SA(1)	23,014	2,825,237
Legrand SA(1)	43,800	1,509,866
LVMH Moet Hennessy Louis Vuitton SA(1)	29,500	4,805,834
Pernod-Ricard SA(1)	66,118	7,114,134
Publicis Groupe SA#(1)	48,461	2,511,230
Sanofi(1)	57,520	4,697,982
Schneider Electric SA(1)	98,736	6,218,164
Technip SA(1)	26,493	2,782,219
Zodiac Aerospace(1)	16,350	1,556,094

		50,552,078

Germany - 7.4%

Adidas AG(1)	46,568	3,639,180
BASF SE#(1)	37,603	2,918,274
Bayer AG(1)	53,843	4,176,192
Beiersdorf AG(1)	41,153	2,946,813
Deutsche Boerse AG(1)	11,655	600,013
Deutsche Post AG(1)	63,222	1,225,838
E.ON AG(1)	39,549	907,945
Fresenius Medical Care AG & Co. KGaA(1)	41,271	2,973,407
HeidelbergCement AG(1)	20,907	1,054,086
Kabel Deutschland Holding AG†(1)	41,499	2,744,643
Linde AG(1)	24,524	3,863,088
Merck KGaA(1)	16,740	1,913,649
Muenchener Rueckversicherungs AG(1)	23,825	3,527,104
SAP AG(1)	117,422	7,737,986

		40,228,218

Hong Kong - 1.8%

China Mobile, Ltd.(1)	163,000	1,743,704
China Unicom Hong Kong, Ltd.#(1)	846,000	1,344,030
China Unicom Hong Kong, Ltd. ADR	59,766	947,889
CNOOC, Ltd.(1)	850,000	1,621,397
Galaxy Entertainment Group, Ltd.†#(1)	442,000	1,262,244
Hutchison Whampoa, Ltd.(1)	166,000	1,463,685
Link REIT(1)	297,505	1,326,193

		9,709,142

India - 0.7%

HDFC Bank, Ltd. ADR	29,776	999,878
ICICI Bank, Ltd. ADR	65,490	2,130,390
Infosys, Ltd. ADR#	8,730	371,287

		3,501,555

Indonesia - 0.4%

Bank Mandiri Persero Tbk PT(1)	2,661,995	2,181,903

Ireland - 0.2%

Irish Bank Resolution Corp., Ltd.†(2)(3)	58,907	0
James Hardie Industries SE ADR(1)	101,238	880,012

		880,012

Israel - 0.7%

Check Point Software Technologies, Ltd.†#	22,350	1,030,111
Teva Pharmaceutical Industries, Ltd. ADR	71,900	2,845,802

		3,875,913

Italy - 2.1%

Eni SpA(1)	110,940	2,452,871
Luxottica Group SpA(1)	19,856	722,823
Pirelli & C. SpA#(1)	118,994	1,305,934
Prada SpA#(1)	311,500	2,409,844
Saipem SpA(1)	90,260	4,273,335

		11,164,807

Japan - 12.3%

Canon, Inc.#(1)	100,600	3,347,808
Daito Trust Construction Co., Ltd.(1)	17,400	1,703,948
Denso Corp.(1)	131,900	4,427,339
FANUC Corp.(1)	31,300	5,155,232
Fast Retailing Co., Ltd.#(1)	7,900	1,850,559
Hitachi, Ltd.(1)	222,000	1,282,286
Honda Motor Co., Ltd.(1)	93,000	2,963,135
Hoya Corp.#(1)	77,700	1,761,023
Inpex Corp.(1)	431	2,463,484
Japan Tobacco, Inc.(1)	91,300	2,756,976
Keyence Corp.(1)	6,600	1,743,518
Komatsu, Ltd.#(1)	32,800	651,303
Kubota Corp.(1)	160,000	1,547,466
Lawson, Inc.#(1)	68,100	5,217,341
Mitsubishi Corp.#(1)	96,200	1,781,689
Mitsubishi Estate Co., Ltd.(1)	96,000	1,694,676
Mitsubishi Heavy Industries, Ltd.#(1)	540,000	2,246,938
Murata Manufacturing Co., Ltd.#(1)	24,100	1,196,160
Nidec Corp.#(1)	15,500	1,225,557
Nitori Holdings Co., Ltd.#(1)	11,150	1,118,056
NTT DOCOMO, Inc.#(1)	632	1,077,535
ORIX Corp.#(1)	32,180	2,988,547
Rakuten, Inc.#(1)	214,243	2,072,349
Shin-Etsu Chemical Co., Ltd.#(1)	64,500	3,466,899
Softbank Corp.(1)	40,900	1,673,195
Toyota Motor Corp.(1)	119,375	4,747,125
Unicharm Corp.#(1)	44,500	2,588,789
Yamada Denki Co., Ltd.#(1)	35,060	1,694,183

		66,443,116

Jersey - 2.5%

Delphi Automotive PLC†	17,840	540,374
Experian PLC(1)	57,268	913,432
Informa PLC(1)	185,993	1,199,017
Petrofac, Ltd.(1)	88,498	2,105,145
Shire PLC(1)	76,633	2,314,117
Wolseley PLC(1)	61,677	2,486,198
WPP PLC(1)	322,277	4,173,480

		13,731,763

Luxembourg - 0.2%

SES SA FDR(1)	34,018	874,338

Mexico - 1.0%

America Movil SAB de CV, Series L ADR	76,545	1,958,787
Fomento Economico Mexicano SAB de CV ADR#	14,781	1,248,995
Grupo Televisa SAB ADR	97,426	2,238,849

		5,446,631

Netherlands - 4.2%

Akzo Nobel NV(1)	42,150	2,424,677
ASML Holding NV(1)	59,802	3,379,762
European Aeronautic Defence and Space Co. NV(1)	58,540	2,229,546
Gemalto NV#(1)	27,463	2,174,808
Heineken NV#(1)	64,720	3,583,332
ING Groep NV CVA†(1)	298,648	2,272,832
Koninklijke Ahold NV(1)	39,418	487,259
Koninklijke Vopak NV(1)	30,391	1,946,484
Randstad Holding NV(1)	74,183	2,408,633
Unilever NV CVA#(1)	51,021	1,777,613

		22,684,946

Norway - 1.0%

Statoil ASA#(1)	131,946	3,387,163
Telenor ASA(1)	99,647	1,820,680

		5,207,843

Portugal - 0.3%

Jeronimo Martins SGPS SA(1)	89,169	1,489,120

Russia - 0.9%

Gazprom OAO ADR(1)	83,788	807,757
Magnit GDR†(1)	67,788	2,155,505
Sberbank of Russia(1)	698,788	2,028,353

		4,991,615

Singapore - 1.6%

DBS Group Holdings, Ltd.(1)	264,000	3,064,595
Keppel Corp., Ltd.(1)	413,257	3,715,689
Singapore Telecommunications, Ltd.(1)	208,950	568,674
Singapore Telecommunications, Ltd. - 10(1)	33,000	89,295
United Overseas Bank, Ltd.(1)	91,077	1,396,778

		8,835,031

South Africa - 0.1%

MTN Group, Ltd.#(1)	24,946	465,424

South Korea - 2.1%

Hyundai Mobis(1)	8,046	2,189,217
Hyundai Motor Co.(1)	12,678	2,700,169
NHN Corp(1)	8,045	1,845,061
Samsung Electronics Co., Ltd.(1)	3,133	3,422,108
Samsung Electronics Co., Ltd. GDR (LSE)(1)	2,118	1,158,034
Samsung Electronics Co., Ltd. GDR (OTC)†*	49	26,852

		11,341,441

Spain - 2.5%

Amadeus IT Holding SA(1)	165,633	3,693,537
Banco Bilbao Vizcaya Argentaria SA#(1)	173,286	1,316,813
Banco Santander SA(1)	184,619	1,310,285
Grifols SA†(1)	143,890	4,049,998
Inditex SA(1)	22,250	2,468,098
Red Electrica Corp. SA(1)	13,639	589,659

		13,428,390

Sweden - 2.5%

Atlas Copco AB, Class A(1)	41,518	926,109
Electrolux AB, Class B(1)	58,198	1,404,883
Elekta AB, Series B(1)	30,125	1,533,839
Hennes & Mauritz AB, Class B(1)	43,670	1,576,697
Investment AB Kinnevik, Class B(1)	39,764	802,669
Investor AB, Class B(1)	51,834	1,071,801
Swedbank AB, Class A(1)	212,733	3,722,579
Telefonaktiebolaget LM Ericsson, Class B(1)	114,161	1,064,378
Volvo AB, Class B(1)	121,547	1,535,508

		13,638,463

Switzerland - 8.2%

ABB, Ltd.(1)	82,596	1,433,563
Adecco SA#(1)	25,592	1,157,943
Givaudan SA(1)	320	301,816
Julius Baer Group, Ltd.(1)	94,953	3,116,106
Kuehne & Nagel International AG(1)	1,420	161,383
Nestle SA(1)	209,798	13,036,069
Novartis AG(1)	26,334	1,550,933
Roche Holding AG(1)	46,428	8,446,833
SGS SA(1)	890	1,793,588
Sonova Holding AG(1)	10,708	991,874
Swiss Re AG(1)	18,618	1,165,870
Syngenta AG(1)	18,584	6,258,829
UBS AG(1)	239,546	2,675,067
Zurich Insurance Group AG(1)	8,337	2,001,898

		44,091,772

Taiwan - 1.7%

Hon Hai Precision Industry Co., Ltd.*(1)	1,366,110	3,891,600
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	510,269	1,421,846
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	268,499	3,946,935

		9,260,381

Thailand - 0.4%

Kasikornbank PCL NVDR(1)	417,400	2,253,279

Turkey - 0.6%

Akbank TAS(1)	336,468	1,327,403
Turkiye Garanti Bankasi AS(1)	440,133	1,886,808

		3,214,211

United Kingdom - 17.0%

Admiral Group PLC(1)	56,372	1,062,099
Aggreko PLC(1)	53,201	1,989,280
Antofagasta PLC(1)	91,221	1,599,591
ARM Holdings PLC(1)	198,828	1,810,176
Barclays PLC(1)	281,606	820,319
BG Group PLC(1)	302,642	6,172,926
British American Tobacco PLC(1)	103,063	5,395,654
British Sky Broadcasting Group PLC(1)	130,628	1,576,197
Burberry Group PLC(1)	67,539	1,447,011
Capita PLC(1)	178,894	2,051,851
Carnival PLC(1)	20,172	690,228
Centrica PLC(1)	258,649	1,342,142
Compass Group PLC(1)	692,942	7,804,650
Diageo PLC(1)	102,905	2,815,075
GlaxoSmithKline PLC(1)	120,288	2,719,864
Hays PLC(1)	472,287	514,327
HSBC Holdings PLC (LSE) (1)	519,287	4,523,674
HSBC Holdings PLC (SEHK) #(1)	290,603	2,523,952
Imperial Tobacco Group PLC(1)	78,949	3,075,366
InterContinental Hotels Group PLC(1)	87,062	2,213,568
Kingfisher PLC(1)	379,565	1,661,878
Lloyds Banking Group PLC†(1)	3,469,011	1,826,730
Next PLC(1)	38,932	2,210,560
Pearson PLC(1)	58,678	1,112,086
Reckitt Benckiser Group PLC(1)	43,149	2,439,805
Reed Elsevier PLC(1)	361,654	3,392,739
Rio Tinto PLC(1)	119,930	5,246,178
Rolls-Royce Holdings PLC(1)	48,355	629,024
Royal Dutch Shell PLC, Class A(1)	78,423	2,745,789
Royal Dutch Shell PLC, Class B(1)	51,923	1,873,600
Smith & Nephew PLC(1)	124,193	1,313,864
Smiths Group PLC(1)	90,107	1,495,933
Standard Chartered PLC(1)	246,828	5,458,254
Unilever PLC(1)	99,584	3,581,042
Vodafone Group PLC(1)	792,877	2,285,744
Whitbread PLC(1)	75,797	2,558,282

		91,979,458

Total Common Stock
(cost $473,444,795)		514,182,157

PREFERRED STOCK - 1.6%
Brazil - 0.7%

Banco Bradesco SA ADR	156,068	2,562,637
Itau Unibanco Holding SA	45,300	707,429
Itau Unibanco Holding SA ADR	43,000	679,830

		3,949,896

Germany - 0.9%

Henkel AG & Co. KGaA(1)	13,808	1,042,622
Volkswagen AG(1)	22,230	3,917,395

		4,960,017

Total Preferred Stock
(cost $8,793,385)		8,909,913

Total Long-Term Investment Securities
(cost $482,238,180)		523,092,070

SHORT-TERM INVESTMENT SECURITIES - 14.2%
Commercial Paper - 0.1%
Barclays U.S. Funding LLC 0.01% due 09/04/2012	$735,000	734,991

Registered Investment Companies - 11.4%
State Street Navigator Securities Lending Prime Portfolio(4)	61,793,349	61,793,349

Time Deposits - 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012	14,405,000	14,405,000

Total Short-Term Investment Securities
(cost $76,933,340)		76,933,340

TOTAL INVESTMENTS -
(cost $559,171,520)(5)	111.0%	600,025,410
Liabilities in excess of other assets	(11.0)	(59,640,777)

NET ASSETS -	100.0%	$540,384,633

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $3,918,452 representing 0.01% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $473,889,621 representing 87.7% of net assets. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	At August 31, 2012 the Fund had loaned securities with a total value of $59,313,529. This was secured by collateral of $61,793,349, which was received in cash and subsequently invested in short-term investments currently value at $61,793,349 as reported in the portfolio of investments. Additional collateral of $160,797 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.32%	01/10/2013	$229
United States Treasury Notes/Bonds	0.25% to 6.25%	06/30/2013 to 08/15/2041	160,568

(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Fiduciary Depository Receipt

GDR - Global Depository Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

OTC - Over The Counter US

SEHK - Hong Kong Stock Exchange

TSK - Toronto Stock Exchange

Industry Allocation*

Registered Investment Companies	11.4%
Banks-Commercial	7.7
Medical-Drugs	6.7
Food-Misc./Diversified	4.4
Oil Companies-Integrated	3.8
Diversified Banking Institutions	3.5
Time Deposits	2.7
Auto-Cars/Light Trucks	2.7
Tobacco	2.1
Cellular Telecom	2.0
Brewery	1.9
Diversified Operations	1.9
Beverages-Wine/Spirits	1.8
Agricultural Chemicals	1.7
Oil-Field Services	1.7
Chemicals-Diversified	1.6
Retail-Apparel/Shoe	1.6
Cosmetics & Toiletries	1.5
Food-Catering	1.4
Enterprise Software/Service	1.4
Industrial Gases	1.4
Auto/Truck Parts & Equipment-Original	1.3
Transport-Rail	1.3
Electronic Components-Misc.	1.2
Web Portals/ISP	1.2
Power Converter/Supply Equipment	1.2
Electronic Components-Semiconductors	1.1
Human Resources	1.1
Oil Companies-Exploration & Production	1.1
Diversified Minerals	1.0
Semiconductor Components-Integrated Circuits	1.0
Metal-Diversified	1.0
Retail-Convenience Store	1.0
Industrial Automated/Robotic	1.0
Food-Retail	0.9
Hotels/Motels	0.9
Insurance-Reinsurance	0.9
Insurance-Property/Casualty	0.8
Distribution/Wholesale	0.8
Cable/Satellite TV	0.8
Advertising Agencies	0.8
Apparel Manufacturers	0.8
Electric Products-Misc.	0.7
Aerospace/Defense-Equipment	0.7
Commercial Services	0.7
Transactional Software	0.7
Athletic Footwear	0.7
Engineering/R&D Services	0.7
Soap & Cleaning Preparation	0.7
Machinery-General Industrial	0.6
Publishing-Periodicals	0.6
Semiconductor Equipment	0.6
Office Automation & Equipment	0.6
Transport-Services	0.6
Beverages-Non-alcoholic	0.6
Finance-Leasing Companies	0.6
Real Estate Management/Services	0.6
Dialysis Centers	0.5
Medical-Generic Drugs	0.5
Advertising Services	0.5
Diversified Operations/Commercial Services	0.5
Telecom Services	0.5
Optical Supplies	0.4
Multimedia	0.4
Medical Products	0.4
Insurance-Life/Health	0.4
Broadcast Services/Program	0.4
Computer Data Security	0.4
Rubber-Tires	0.4
E-Commerce/Services	0.4
Precious Metals	0.4
Insurance-Multi-line	0.4
Building Products-Cement	0.4
Satellite Telecom	0.4
Casino Hotels	0.3
Investment Companies	0.3
Medical-Biomedical/Gene	0.3
Import/Export	0.3
Finance-Other Services	0.3
Electronic Measurement Instruments	0.3
Real Estate Operations & Development	0.3
Retail-Consumer Electronics	0.3
Telephone-Integrated	0.3
Retail-Building Products	0.3
Metal-Copper	0.3
Machinery-Construction & Mining	0.3
Machinery-Farming	0.3
Auto-Heavy Duty Trucks	0.3
Medical Instruments	0.3
Diversified Manufacturing Operations	0.3
Computers-Integrated Systems	0.3
Computer Services	0.3
Gas-Distribution	0.3
Appliances	0.2
Real Estate Investment Trusts	0.2
Retail-Home Furnishings	0.2
Wireless Equipment	0.2
Applications Software	0.2
Internet Application Software	0.2
Commercial Services-Finance	0.2
Electric-Integrated	0.2
Computer Aided Design	0.1
Commercial Paper	0.1
Cruise Lines	0.1
Aerospace/Defense	0.1
Electric-Transmission	0.1
Chemicals-Specialty	0.1

111.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
France	$—	$50,552,078	$—	$50,552,078
Germany	—	40,228,218	—	40,228,218
Japan	—	66,443,116	—	66,443,116
Switzerland	—	44,091,772	—	44,091,772
United Kingdom	—	91,979,458	—	91,979,458
Other Countries*	45,252,553	175,634,962	0	220,887,515
Preferred Stock	3,949,896	4,960,017	—	8,909,913
Short-Term Investment Securities:
Commercial Paper	—	734,991	—	734,991
Registered Investment Companies	61,793,349	—	—	61,793,349
Time Deposits	—	14,405,000	—	14,405,000

Total	$110,995,798	$489,029,612	$0	$600,025,410

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $453,487,498 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

		Value
Security Description	Shares	(Note 1)
COMMON STOCK - 98.9%
Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	16,895	$1,349,066

Applications Software - 2.3%

Microsoft Corp.	101,819	3,138,062

Athletic Footwear - 1.0%

NIKE, Inc., Class B	14,040	1,366,934

Auto/Truck Parts & Equipment-Original - 1.1%

Delphi Automotive PLC†	11,804	357,543
Johnson Controls, Inc.#	40,763	1,109,161

		1,466,704

Banks-Fiduciary - 1.1%

State Street Corp.	34,473	1,434,077

Banks-Super Regional - 2.3%

Wells Fargo & Co.	92,970	3,163,769

Beverages-Non-alcoholic - 2.1%

PepsiCo, Inc.	39,044	2,827,957

Beverages-Wine/Spirits - 1.0%

Diageo PLC ADR	12,500	1,365,250

Broadcast Services/Program - 1.0%

Discovery Communications, Inc., Class A†	24,412	1,338,754

Cable/Satellite TV - 2.5%

Comcast Corp., Class A#	60,507	2,028,800
DIRECTV†#	26,120	1,360,591

		3,389,391

Cellular Telecom - 1.5%

Sprint Nextel Corp.†	182,190	883,621
Vodafone Group PLC ADR	39,067	1,129,818

		2,013,439

Chemicals-Diversified - 1.3%

Celanese Corp., Series A#	16,602	635,193
Dow Chemical Co.#	18,253	534,995
E.I. du Pont de Nemours & Co.	10,844	539,489

		1,709,677

Commercial Services-Finance - 1.7%

Mastercard, Inc., Class A	5,262	2,225,300

Computer Services - 1.7%

International Business Machines Corp.	11,740	2,287,539

Computers - 5.6%

Apple, Inc.	11,445	7,613,672

Computers-Memory Devices - 1.3%

EMC Corp.†	64,359	1,691,998

Cosmetics & Toiletries - 1.7%

Procter & Gamble Co.	33,713	2,265,176

Diversified Banking Institutions - 4.1%

Citigroup, Inc.#	40,389	1,199,957
Goldman Sachs Group, Inc.	9,635	1,018,612
JPMorgan Chase & Co.	69,920	2,596,829
Morgan Stanley	50,820	762,300

		5,577,698

Diversified Manufacturing Operations - 2.5%

Eaton Corp.#	14,100	630,552
General Electric Co.	130,158	2,695,572

		3,326,124

E-Commerce/Products - 1.9%

eBay, Inc.†	54,080	2,567,178

Electronic Components-Semiconductors - 1.0%

Skyworks Solutions, Inc.†	45,552	1,387,514

Electronic Security Devices - 1.9%

Tyco International, Ltd.	46,454	2,619,077

Entertainment Software - 0.3%

Electronic Arts, Inc.†	32,810	437,357

Food-Misc./Diversified - 2.0%

Kraft Foods, Inc., Class A	63,690	2,645,046

Instruments-Controls - 1.1%

Honeywell International, Inc.	24,220	1,415,659

Insurance Brokers - 2.0%

Aon PLC#	50,725	2,635,671

Insurance-Reinsurance - 3.4%

Berkshire Hathaway, Inc., Class B†	54,263	4,576,541

Investment Management/Advisor Services - 2.3%

BlackRock, Inc.	9,972	1,758,762
Invesco, Ltd.	57,200	1,354,496

		3,113,258

Medical Products - 2.4%

Baxter International, Inc.	30,166	1,770,141
Covidien PLC	27,162	1,522,430

		3,292,571

Medical-Biomedical/Gene - 1.0%

Celgene Corp.†	19,409	1,398,224

Medical-Drugs - 7.7%

Abbott Laboratories	33,477	2,194,083
Johnson & Johnson#	56,624	3,818,156
Merck & Co., Inc.	37,796	1,627,118
Pfizer, Inc.	115,175	2,748,075

		10,387,432

Medical-HMO - 1.6%

Cigna Corp.	23,939	1,095,688
Humana, Inc.	14,650	1,026,672

		2,122,360

Medical-Wholesale Drug Distribution - 0.9%

Cardinal Health, Inc.	31,033	1,227,355

Metal-Copper - 0.8%

Freeport-McMoRan Copper & Gold, Inc.	30,750	1,110,383

Multimedia - 2.0%

Viacom, Inc., Class B#	53,242	2,662,632

Office Automation & Equipment - 0.6%

Xerox Corp.#	109,392	806,219

Oil Companies-Exploration & Production - 2.2%

Apache Corp.	11,120	953,540
Devon Energy Corp.	24,140	1,396,016
Noble Energy, Inc.	7,560	664,524

		3,014,080

Oil Companies-Integrated - 6.3%

Chevron Corp.	27,747	3,112,103
ConocoPhillips#	31,227	1,773,381
Exxon Mobil Corp.#	41,562	3,628,363

		8,513,847

Oil Field Machinery & Equipment - 0.6%

National Oilwell Varco, Inc.	10,116	797,141

Oil-Field Services - 2.3%

Baker Hughes, Inc.	18,228	831,197
Halliburton Co.	53,970	1,768,057
Weatherford International, Ltd.†	44,563	524,061

		3,123,315

Pharmacy Services - 1.4%

Express Scripts Holding Co.†	29,751	1,863,008

Publishing-Periodicals - 1.1%

Nielsen Holdings NV†	53,434	1,498,289

Retail-Building Products - 1.9%

Home Depot, Inc.	28,800	1,634,400
Lowe’s Cos., Inc.#	34,080	970,598

		2,604,998

Retail-Discount - 1.5%

Target Corp.	30,720	1,968,845

Retail-Drug Store - 1.5%

CVS Caremark Corp.	45,440	2,069,792

Retail-Restaurants - 1.0%

McDonald’s Corp.#	15,520	1,388,885

Semiconductor Components-Integrated Circuits - 1.9%

QUALCOMM, Inc.	40,890	2,513,099

Tobacco - 2.4%

Philip Morris International, Inc.	36,696	3,276,953

Tools-Hand Held - 0.9%

Stanley Black & Decker, Inc.#	17,434	1,146,809

Transport-Rail - 1.0%

Union Pacific Corp.	11,088	1,346,527

Transport-Services - 0.5%

FedEx Corp.	7,678	672,823

Web Portals/ISP - 2.7%

Google, Inc., Class A†	5,277	3,615,220

Total Long-Term Investment Securities
(cost $115,525,419)		133,368,695

SHORT-TERM INVESTMENT SECURITIES - 10.6%
Registered Investment Companies - 10.6%

Navigator Securities Lending Prime Portfolio(1)
(cost $14,257,539)	14,257,539	14,257,539

TOTAL INVESTMENTS
(cost $129,782,958)(2)	109.5%	147,626,234
Liabilities in excess of other assets	(9.5)	(12,857,949)

NET ASSETS	100.0%	$134,768,285

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2012, the Fund had loaned securities with a total value of $13,994,587. This was secured by collateral of $14,257,539, which was received in cash and subsequently invested in short-term investments currently valued at $14,257,539 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$7,613,672	$—	$—	$7,613,672
Medical-Drugs	10,387,432	—	—	10,387,432
Oil Companies-Integrated	8,513,847	—	—	8,513,847
Other Industries*	106,853,744	—	—	106,853,744
Short-Term Investment Securities:
Registered Investment Companies	14,257,539	—	—	14,257,539

Total	$147,626,234	$—	$—	$147,626,234

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.7%
Aerospace/Defense - 1.3%

Boeing Co.	65,343	$4,665,490

Aerospace/Defense-Equipment -1.1%

United Technologies Corp.#	49,675	3,966,549

Agricultural Chemicals - 0.9%

Monsanto Co.	35,729	3,112,353

Apparel Manufacturers - 1.6%

Coach, Inc.#	15,766	916,478
Michael Kors Holdings, Ltd.†	52,549	2,835,019
Prada SpA(1)	243,000	1,879,910

		5,631,407

Applications Software - 4.3%

Check Point Software Technologies, Ltd.†#	22,946	1,057,581
Citrix Systems, Inc.†	27,130	2,107,730
Microsoft Corp.	140,670	4,335,449
Red Hat, Inc.†	48,981	2,744,895
Salesforce.com, Inc.†#	33,916	4,923,925

		15,169,580

Banks-Super Regional - 1.6%

Capital One Financial Corp.	23,706	1,340,100
Wells Fargo & Co.	128,176	4,361,829

		5,701,929

Beverages-Non-alcoholic - 1.3%

Monster Beverage Corp.†	5,044	297,243
PepsiCo, Inc.	62,180	4,503,697

		4,800,940

Beverages-Wine/Spirits - 0.4%

Beam, Inc.	22,397	1,307,089

Cable/Satellite TV - 3.4%

Comcast Corp., Class A	135,354	4,538,420
DIRECTV†#	74,664	3,889,248
DISH Network Corp., Class A	111,559	3,568,772

		11,996,440

Casino Hotels - 0.3%

Las Vegas Sands Corp.	21,445	909,054

Cellular Telecom - 0.9%

Sprint Nextel Corp.†#	685,162	3,323,036

Chemicals-Diversified - 0.3%

Celanese Corp., Series A#	27,419	1,049,051

Commercial Services-Finance - 0.8%

Alliance Data Systems Corp.†#	14,480	1,993,172
Mastercard, Inc., Class A	2,094	885,553

		2,878,725

Computer Aided Design - 0.2%

Autodesk, Inc.†#	22,713	705,239

Computer Services - 0.7%

Cognizant Technology Solutions Corp., Class A†	39,814	2,559,244

Computers - 10.8%

Apple, Inc.	57,976	38,567,954

Computers-Memory Devices - 2.8%

EMC Corp.†#	383,543	10,083,345

Diagnostic Kits - 0.5%

IDEXX Laboratories, Inc.†#	19,309	1,835,514

Distribution/Wholesale - 0.3%

Fossil, Inc.†#	14,258	1,211,217

Diversified Banking Institutions - 1.5%

Goldman Sachs Group, Inc.#	50,133	5,300,061

Diversified Manufacturing Operations - 3.0%

3M Co.	14,381	1,331,681
Danaher Corp.#	33,587	1,799,255
General Electric Co.	290,270	6,011,492
Ingersoll-Rand PLC	36,890	1,724,976

		10,867,404

E-Commerce/Products - 3.6%

Amazon.com, Inc.†	29,785	7,393,531
eBay, Inc.†	116,884	5,548,483

		12,942,014

E-Commerce/Services - 0.6%

priceline.com, Inc.†#	3,587	2,168,593

Electric Products-Misc. - 0.8%

AMETEK, Inc.	78,298	2,686,404

Electronic Components-Semiconductors - 1.9%

Avago Technologies, Ltd.	35,250	1,289,093
Broadcom Corp., Class A	105,183	3,737,152
Rovi Corp.†#	6,872	105,416
Skyworks Solutions, Inc.†	48,465	1,476,244

		6,607,905

Electronic Connectors - 0.4%

Amphenol Corp., Class A	21,599	1,314,731

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†#	195,352	2,578,646

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	32,036	1,190,458

Engineering/R&D Services - 1.0%

Fluor Corp.#	43,691	2,250,087
Foster Wheeler AG†	62,438	1,367,392

		3,617,479

Engines-Internal Combustion - 0.9%

Cummins, Inc.	31,404	3,049,642

Enterprise Software/Service - 1.2%

Oracle Corp.	135,191	4,278,795

Finance-Credit Card - 1.7%

Visa, Inc., Class A	47,346	6,072,124

Finance-Other Services - 0.7%

IntercontinentalExchange, Inc.†	18,579	2,539,749

Food-Misc./Diversified - 0.6%

Kraft Foods, Inc., Class A	51,992	2,159,228

Food-Retail - 0.8%

Whole Foods Market, Inc.	27,909	2,700,196

Instruments-Controls - 0.8%

Honeywell International, Inc.	45,870	2,681,101

Insurance-Multi-line - 0.3%

ACE, Ltd.	12,863	948,389

Internet Application Software - 0.3%

Splunk, Inc.†#	30,408	1,046,035

Internet Content-Entertainment - 0.0%

Facebook, Inc., Class A†#	8,215	148,527

Internet Content-Information/News - 0.4%

LinkedIn Corp., Class A†	12,896	1,383,741

Medical Information Systems - 0.2%

Cerner Corp.†#	7,703	563,397

Medical Instruments - 0.9%

Intuitive Surgical, Inc.†#	6,402	3,148,440

Medical-Biomedical/Gene - 4.6%

Alexion Pharmaceuticals, Inc.†	23,208	2,488,130
Amgen, Inc.	51,728	4,341,014
Biogen Idec, Inc.†	28,841	4,227,802
Celgene Corp.†	14,075	1,013,963
Gilead Sciences, Inc.†#	75,455	4,352,999

		16,423,908

Medical-Drugs - 4.7%

Abbott Laboratories	95,036	6,228,659
Allergan, Inc.	45,457	3,915,211
Johnson & Johnson#	24,916	1,680,086
Pfizer, Inc.	214,795	5,125,009

		16,948,965

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	3,062	493,227

Metal-Copper - 0.5%

Freeport-McMoRan Copper & Gold, Inc.#	45,823	1,654,669

Motorcycle/Motor Scooter - 0.3%

Harley-Davidson, Inc.	29,628	1,243,191

Multimedia - 1.0%

Walt Disney Co.	71,536	3,538,886

Networking Products - 1.1%

Cisco Systems, Inc.	128,930	2,459,984
Palo Alto Networks, Inc.†#	24,099	1,551,494

		4,011,478

Oil & Gas Drilling - 0.5%

Ensco PLC, Class A#	31,069	1,782,429

Oil Companies-Exploration & Production - 2.4%

Anadarko Petroleum Corp.	41,011	2,840,832
Occidental Petroleum Corp.	68,944	5,860,929

		8,701,761

Oil Field Machinery & Equipment - 0.9%

Cameron International Corp.†	58,534	3,202,395
National Oilwell Varco, Inc.	2,311	181,772

		3,384,167

Oil-Field Services - 3.1%

Schlumberger, Ltd.#	96,370	6,975,261
Weatherford International, Ltd.†	336,557	3,957,910

		10,933,171

Pharmacy Services - 1.6%

Express Scripts Holding Co.†	93,946	5,882,899

Private Equity - 0.6%

KKR & Co. LP	148,094	2,110,339

Real Estate Investment Trusts - 0.5%

American Tower Corp.	23,749	1,671,930

Retail-Apparel/Shoe - 1.4%

Gap, Inc.	61,216	2,192,757
Urban Outfitters, Inc.†	77,700	2,916,858

		5,109,615

Retail-Building Products - 0.4%

Home Depot, Inc.	24,497	1,390,205

Retail-Discount - 2.7%

Costco Wholesale Corp.	31,680	3,100,522
Dollar General Corp.†	46,995	2,400,035
Target Corp.	42,644	2,733,054
Wal-Mart Stores, Inc.	18,659	1,354,643

		9,588,254

Retail-Drug Store - 0.5%

CVS Caremark Corp.	38,901	1,771,941

Retail-Regional Department Stores - 0.5%

Macy’s, Inc.	45,466	1,832,734

Retail-Restaurants - 2.0%

Chipotle Mexican Grill, Inc.†#	3,600	1,039,104
Starbucks Corp.	123,681	6,135,814

		7,174,918

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.#	14,650	728,984

Retail-Vitamins & Nutrition Supplements - 0.4%

GNC Holdings, Inc., Class A	40,700	1,581,195

Semiconductor Components-Integrated Circuits - 3.0%

Maxim Integrated Products, Inc.	46,517	1,262,471
QUALCOMM, Inc.	152,458	9,370,069

		10,632,540

Software Tools - 0.2%

VMware, Inc., Class A†#	9,756	868,674

Telephone-Integrated - 0.6%

Verizon Communications, Inc.	50,027	2,148,159

Television - 0.6%

CBS Corp., Class B	59,888	2,176,330

Tobacco - 1.0%

Lorillard, Inc.#	11,475	1,440,227
Philip Morris International, Inc.	24,782	2,213,033

		3,653,260

Transport-Rail - 1.2%

CSX Corp.#	93,940	2,109,892
Union Pacific Corp.	16,443	1,996,838

		4,106,730

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	31,265	1,144,612

Transport-Truck - 0.4%

J.B. Hunt Transport Services, Inc.#	27,444	1,439,163

Web Hosting/Design - 0.3%

Equinix, Inc.†#	5,172	1,022,246

Web Portals/ISP - 2.4%

Baidu, Inc. ADR†	23,265	2,592,652

Google, Inc., Class A†	8,583	5,880,127

		8,472,779

Wireless Equipment - 0.6%

Crown Castle International Corp.†	33,852	2,148,248

Total Long-Term Investment Securities
(cost $308,988,411)		345,238,822

SHORT-TERM INVESTMENT SECURITIES - 5.5%
Registered Investment Companies - 4.8%

State Street Navigator Securities Lending Prime(3)	17,029,040	17,029,040

Time Deposits - 0.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012	$2,738,000	2,738,000

Total Short-Term Investment Securities
(cost $19,767,040)		19,767,040

REPURCHASE AGREEMENT - 2.1%

State Street Bank & Trust Co. Joint Repurchase Agreement(2)
(cost $7,416,000)	7,416,000	7,416,000

TOTAL INVESTMENTS
(cost $336,171,451)(4)	104.3%	372,421,862
Liabilities in excess of other assets	(4.3)	(15,517,404)

NET ASSETS	100.0%	$356,904,458

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $1,879,910 representing 0.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	At August 31, 2012, the Fund had loaned securities with a total value of $17,019,023. This was secured by collateral of $17,029,040, which was received in cash and subsequently invested in short-term investments currently valued at $17,029,040 as reported in the portfolio of investments. Additional collateral of $230,636 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.32%	01/10/2013	$229,692
United States Treasury Notes/Bonds	0.75%	12/15/2013	944

(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$38,567,954	$—	$—	$38,567,954
Other Industries*	304,790,958	1,879,910	—	306,670,868
Short-Term Investment Securities:
Registered Investment Companies	17,029,040	—	—	17,029,040
Time Deposits	—	2,738,000	—	2,738,000
Repurchase Agreement	—	7,416,000	—	7,416,000

Total	$360,387,952	$12,033,910	$—	$372,421,862

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between Level 1 and Level 2 and no transfers between Level 2 and Level 3.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.9%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†#	126,900	$4,202,928

Aerospace/Defense - 0.2%

Esterline Technologies Corp.†	66,600	3,982,680

Aerospace/Defense-Equipment - 0.9%

Alliant Techsystems, Inc.	71,600	3,507,684
BE Aerospace, Inc.†	224,500	9,038,370
Exelis, Inc.	403,200	4,072,320
Triumph Group, Inc.	107,700	6,400,611

		23,018,985

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	113,900	2,554,777

Airlines - 0.3%

Alaska Air Group, Inc.†	153,600	5,153,280
JetBlue Airways Corp.†#	493,300	2,417,170

		7,570,450

Apparel Manufacturers - 0.9%

Carter’s, Inc.†	110,800	6,172,668
Hanesbrands, Inc.†	210,800	6,836,244
Under Armour, Inc., Class A†#	160,000	9,313,600

		22,322,512

Applications Software - 0.5%

Compuware Corp.†	470,700	4,707,000
Parametric Technology Corp.†	258,000	5,482,500
Quest Software, Inc.†	122,600	3,426,670

		13,616,170

Auction House/Art Dealers - 0.2%

Sotheby’s#	146,400	4,576,464

Auto-Heavy Duty Trucks - 0.2%

Oshkosh Corp.†	198,000	5,017,320

Banks-Commercial - 3.7%

Associated Banc-Corp.	375,900	4,871,664
BancorpSouth, Inc.#	177,500	2,616,350
Bank of Hawaii Corp.#	98,400	4,549,032
Cathay General Bancorp, Class B#	170,100	2,784,537
City National Corp.	101,400	5,206,890
Commerce Bancshares, Inc.	170,100	6,843,123
Cullen/Frost Bankers, Inc.#	132,600	7,372,560
East West Bancorp, Inc.	312,400	6,854,056
FirstMerit Corp.	236,900	3,716,961
Fulton Financial Corp.	433,900	4,221,847
Hancock Holding Co.#	183,200	5,430,048
International Bancshares Corp.#	114,800	2,096,248
Prosperity Bancshares, Inc.#	94,300	3,970,030
Signature Bank†	99,800	6,450,074
SVB Financial Group†	95,500	5,538,045
Synovus Financial Corp.#	1,699,700	3,535,376
TCF Financial Corp.#	350,500	3,897,560
Trustmark Corp.#	140,000	3,316,600
Valley National Bancorp.#	426,200	4,134,140
Webster Financial Corp.#	159,500	3,394,160
Westamerica Bancorporation#	60,200	2,802,310

		93,601,611

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.	141,300	9,735,570

Building & Construction Products-Misc. - 0.5%

Fortune Brands Home & Security, Inc.†	344,900	8,794,950
Louisiana-Pacific Corp.†#	297,200	3,988,424

		12,783,374

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	110,100	5,230,851

Building Products-Cement - 0.3%

Martin Marietta Materials, Inc.#	98,600	7,531,068

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	75,200	2,073,264

Building-Maintance & Services - 0.1%

Rollins, Inc.#	139,600	3,249,888

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	91,400	2,873,616

Building-Residential/Commercial - 1.0%

KB Home#	155,900	1,721,136
MDC Holdings, Inc.#	81,900	2,840,292
NVR, Inc.†	11,000	9,109,980
Toll Brothers, Inc.†#	317,100	10,375,512

		24,046,920

Casino Services - 0.2%

Bally Technologies, Inc.†#	93,100	4,123,399
Scientific Games Corp., Class A†	126,300	925,779

		5,049,178

Chemicals-Diversified - 0.1%

Olin Corp.#	173,100	3,709,533

Chemicals-Specialty - 1.9%

Albemarle Corp.	192,700	10,546,471
Ashland, Inc.	169,600	12,487,648
Cabot Corp.	137,000	4,771,710
Cytec Industries, Inc.	99,400	6,805,918
Minerals Technologies, Inc.#	38,400	2,603,904
NewMarket Corp.#	22,900	5,636,148
Sensient Technologies Corp.#	107,900	3,868,215

		46,720,014

Coal - 0.1%

Arch Coal, Inc.#	458,600	2,802,046

Coatings/Paint - 0.7%

RPM International, Inc.	284,200	7,789,922
Valspar Corp.	197,100	10,513,314

		18,303,236

Coffee - 0.3%

Green Mountain Coffee Roasters, Inc.†#	282,000	6,855,420

Commercial Services - 0.4%

Convergys Corp.#	252,100	3,910,071
HMS Holdings Corp.†	185,800	6,402,668

		10,312,739

Commercial Services-Finance - 1.6%

Alliance Data Systems Corp.†#	108,800	14,976,320
Global Payments, Inc.	169,800	7,072,170
Lender Processing Services, Inc.	182,600	5,125,582
SEI Investments Co.	311,000	6,764,250
Wright Express Corp.†	84,000	5,530,560

		39,468,882

Communications Software - 0.3%

SolarWinds, Inc.†	116,700	6,404,496

Computer Aided Design - 0.6%

ANSYS, Inc.†	201,300	14,030,610

Computer Services - 0.1%

DST Systems, Inc.	73,800	3,754,944

Computers-Integrated Systems - 1.4%

Diebold, Inc.	136,100	4,434,138
Jack Henry & Associates, Inc.	188,700	6,974,352
MICROS Systems, Inc.†	173,600	8,794,576
NCR Corp.†	342,900	7,677,531
Riverbed Technology, Inc.†	342,600	6,848,574

		34,729,171

Consulting Services - 1.1%

CoreLogic, Inc.†	230,800	5,677,680
Corporate Executive Board Co.#	72,400	3,370,944
FTI Consulting, Inc.†	90,700	2,359,107
Gartner, Inc.†	201,600	9,957,024
Towers Watson & Co., Class A	110,100	5,980,632

		27,345,387

Consumer Products-Misc. - 0.7%

Jarden Corp.	165,100	7,979,283
Scotts Miracle-Gro Co., Class A#	93,700	3,902,605
Tupperware Brands Corp.	120,800	6,460,384

		18,342,272

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	66,400	2,954,800
Silgan Holdings, Inc.	107,000	4,486,510

		7,441,310

Containers-Paper/Plastic - 0.9%

Packaging Corp. of America	211,900	6,785,038
Rock-Tenn Co., Class A	152,700	10,195,779
Sonoco Products Co.	217,400	6,650,266

		23,631,083

Data Processing/Management - 0.5%

Acxiom Corp.†	166,000	2,831,960
Broadridge Financial Solutions, Inc.	269,900	6,391,232
Fair Isaac Corp.#	74,100	3,164,811

		12,388,003

Decision Support Software - 0.4%

MSCI, Inc., Class A†	262,600	9,212,008

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†#	118,900	11,302,634

Distribution/Wholesale - 1.4%

Arrow Electronics, Inc.†	241,500	8,754,375
Ingram Micro, Inc., Class A†	329,200	5,026,884
LKQ Corp.†	318,600	12,023,964
Owens & Minor, Inc.#	137,300	3,843,027
Watsco, Inc.#	63,900	4,821,894

		34,470,144

Diversified Manufacturing Operations - 1.6%

Carlisle Cos., Inc.	134,200	7,024,028
Crane Co.	106,800	4,057,332
Harsco Corp.	174,000	3,547,860
ITT Corp.	199,500	3,970,050
Pentair, Inc.#	214,000	9,095,000
SPX Corp.	109,500	6,997,050
Trinity Industries, Inc.	173,400	4,914,156

		39,605,476

E-Marketing/Info - 0.1%

ValueClick, Inc.†	162,300	2,638,998

Electric Products-Misc. - 0.7%

AMETEK, Inc.	520,950	17,873,794

Electric-Integrated - 3.4%

Alliant Energy Corp.	239,800	10,570,384
Black Hills Corp.#	95,300	3,259,260
Cleco Corp.#	131,600	5,386,388
Great Plains Energy, Inc.	330,700	7,050,524
Hawaiian Electric Industries, Inc.#	208,700	5,536,811
IDACORP, Inc.#	108,300	4,489,035
MDU Resources Group, Inc.	408,000	8,792,400
National Fuel Gas Co.	179,800	8,972,020
NV Energy, Inc.	510,000	8,945,400
OGE Energy Corp.	213,000	11,512,650
PNM Resources, Inc.	172,100	3,540,097
Westar Energy, Inc.	272,700	7,941,024

		85,995,993

Electronic Components-Misc. - 0.3%

Gentex Corp.#	311,600	5,459,232
Vishay Intertechnology, Inc.†#	309,600	2,959,776

		8,419,008

Electronic Components-Semiconductors - 1.7%

Cree, Inc.†#	249,900	7,047,180
Fairchild Semiconductor International, Inc.†	275,100	3,994,452
International Rectifier Corp.†#	149,500	2,602,795
Intersil Corp., Class A	275,400	2,431,782
MEMC Electronic Materials, Inc.†	498,800	1,336,784
QLogic Corp.†	210,600	2,563,002
Rovi Corp.†	239,800	3,678,532
Semtech Corp.†	141,600	3,472,032
Silicon Laboratories, Inc.†	92,700	3,544,848
Skyworks Solutions, Inc.†	409,800	12,482,508

		43,153,915

Electronic Design Automation - 0.9%

Cadence Design Systems, Inc.†#	593,500	7,834,200
Mentor Graphics Corp.†	201,600	3,332,448
Synopsys, Inc.†	317,800	10,496,934

		21,663,582

Electronic Measurement Instruments - 0.9%

Itron, Inc.†	86,300	3,741,968
National Instruments Corp.	201,400	5,188,064
Trimble Navigation, Ltd.†	270,300	13,258,215

		22,188,247

Electronic Parts Distribution - 0.6%

Avnet, Inc.†	313,400	10,094,614
Tech Data Corp.†	86,200	4,187,596

		14,282,210

Engineering/R&D Services - 1.0%

Aecom Technology Corp.†	244,000	4,731,160
KBR, Inc.	320,700	8,687,763
Shaw Group, Inc.†	142,400	5,992,192
URS Corp.	163,600	5,956,676

		25,367,791

Enterprise Software/Service - 0.7%

Advent Software, Inc.†#	69,000	1,639,440
Concur Technologies, Inc.†#	101,800	7,370,320
Informatica Corp.†	233,900	7,625,140
Mantech International Corp., Class A#	50,200	1,124,480

		17,759,380

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	67,000	2,336,290

Filtration/Separation Products - 0.7%

CLARCOR, Inc.#	108,600	5,228,004

Donaldson Co., Inc.	321,800	11,356,322

		16,584,326

Finance-Investment Banker/Broker - 0.6%

Greenhill & Co., Inc.#	62,800	2,741,220
Jefferies Group, Inc.	324,800	4,771,312
Raymond James Financial, Inc.	241,200	8,490,240

		16,002,772

Finance-Other Services - 0.2%

CBOE Holdings, Inc.#	189,000	5,375,160

Food-Baking - 0.2%

Flowers Foods, Inc.	243,800	5,034,470

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	54,800	1,390,276

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	59,500	1,776,075

Food-Meat Products - 0.5%

Hillshire Brands Co.	256,500	6,686,955
Smithfield Foods, Inc.†	329,700	6,369,804

		13,056,759

Food-Misc./Diversified - 0.8%

Ingredion, Inc.	164,900	8,876,567
Lancaster Colony Corp.	43,000	3,114,920
RalCorp Holdings, Inc.†	119,300	8,465,528

		20,457,015

Food-Retail - 0.2%

Harris Teeter Supermarkets, Inc.	106,500	4,160,955
SUPERVALU, Inc.#	458,700	1,091,706

		5,252,661

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†#	83,200	4,120,064

Funeral Services & Related Items - 0.3%

Matthews International Corp., Class A#	60,900	1,822,737
Service Corp. International	469,100	6,117,064

		7,939,801

Gas-Distribution - 1.2%

Atmos Energy Corp.	194,500	6,795,830
Questar Corp.	385,100	7,605,725
UGI Corp.	242,800	7,400,544
Vectren Corp.	177,200	4,998,812
WGL Holdings, Inc.#	111,400	4,349,056

		31,149,967

Gold Mining - 0.5%

Royal Gold, Inc.#	128,900	11,345,778

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	102,500	5,574,975

Home Furnishings - 0.2%

Tempur-Pedic International, Inc.†	128,700	4,020,588

Human Resources - 0.4%

Korn/Ferry International†#	103,300	1,477,190
Manpower, Inc.	173,300	6,431,163
Monster Worldwide, Inc.†#	262,000	1,826,140

		9,734,493

Industrial Automated/Robotic - 0.3%

Nordson Corp.	122,300	7,192,463

Instruments-Controls - 0.6%

Mettler-Toledo International, Inc.†	68,000	11,227,480
Woodward, Inc.#	130,000	4,540,900

		15,768,380

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.	255,600	9,130,032
Brown & Brown, Inc.	250,800	6,580,992

		15,711,024

Insurance-Life/Health - 0.3%

Protective Life Corp.	175,000	4,943,750
StanCorp Financial Group, Inc.	95,900	2,993,998

		7,937,748

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	163,300	6,133,548
Kemper Corp.	107,100	3,277,260
Old Republic International Corp.#	560,700	4,838,841

		14,249,649

Insurance-Property/Casualty - 1.9%

Alleghany Corp.†	31,500	10,620,225
Fidelity National Financial, Inc., Class A	481,500	9,071,460
First American Financial Corp.	229,400	4,420,538
Hanover Insurance Group, Inc.	97,300	3,472,637
HCC Insurance Holdings, Inc.	218,700	7,234,596
Mercury General Corp.	78,300	2,998,107
WR Berkley Corp.	242,100	9,049,698

		46,867,261

Insurance-Reinsurance - 1.0%

Aspen Insurance Holdings, Ltd.	154,500	4,492,860
Everest Re Group, Ltd.	114,000	11,817,240
Reinsurance Group of America, Inc.	159,300	9,357,282

		25,667,382

Internet Infrastructure Software - 0.4%

TIBCO Software, Inc.†	356,400	10,663,488

Intimate Apparel - 0.2%

Warnaco Group, Inc.†	88,700	4,560,954

Investment Companies - 0.1%

Apollo Investment Corp.#	438,400	3,515,968

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.†	111,000	13,055,820
Eaton Vance Corp.#	249,700	6,764,373
Janus Capital Group, Inc.#	407,300	3,551,656
Waddell & Reed Financial, Inc., Class A	186,600	5,523,360

		28,895,209

Leisure Products - 0.1%

WMS Industries, Inc.†#	119,000	1,895,670

Lighting Products & Systems - 0.2%

Acuity Brands, Inc.#	91,500	5,870,640

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	173,000	6,373,320
Lincoln Electric Holdings, Inc.	180,900	7,462,125

		13,835,445

Machinery-Construction & Mining - 0.2%

Terex Corp.†#	238,600	5,265,902

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	90,000	6,125,400

Machinery-Farming - 0.4%

AGCO Corp.†	210,100	8,843,109

Machinery-General Industrial - 1.1%

Gardner Denver, Inc.	108,200	6,522,296
IDEX Corp.	181,600	7,238,576
Wabtec Corp.	104,100	8,134,374

Zebra Technologies Corp., Class A†	112,100	4,180,209

		26,075,455

Machinery-Pumps - 0.3%

Graco, Inc.	130,600	6,451,640

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	370,300	3,888,150

Medical Instruments - 0.4%

Techne Corp.	79,600	5,458,172
Thoratec Corp.†	126,800	4,297,252

		9,755,424

Medical Labs & Testing Services - 0.2%

Covance, Inc.†#	119,800	5,725,242

Medical Products - 1.3%

Cooper Cos., Inc.	102,300	8,577,855
Henry Schein, Inc.†	194,200	14,916,502
Hill-Rom Holdings, Inc.	134,100	3,718,593
Teleflex, Inc.	88,200	5,823,846

		33,036,796

Medical Sterilization Products - 0.2%

STERIS Corp.#	124,900	4,276,576

Medical-Biomedical/Gene - 2.5%

Bio-Rad Laboratories, Inc., Class A†	42,700	4,286,226
Charles River Laboratories International, Inc.†	105,900	3,846,288
Regeneron Pharmaceuticals, Inc.†	168,600	24,961,230
United Therapeutics Corp.†#	116,000	6,277,920
Vertex Pharmaceuticals, Inc.†	456,100	24,323,813

		63,695,477

Medical-Drugs - 0.5%

Endo Health Solutions, Inc.†	253,200	8,056,824
Medicis Pharmaceutical Corp., Class A	128,600	4,058,616

		12,115,440

Medical-HMO - 0.8%

AMERIGROUP Corp.†#	104,800	9,528,416
Health Net, Inc.†	180,000	4,185,000
WellCare Health Plans, Inc.†	93,100	5,277,839

		18,991,255

Medical-Hospitals - 0.9%

Community Health Systems, Inc.†	196,500	5,313,360
Health Management Associates, Inc., Class A†	553,900	4,242,874
LifePoint Hospitals, Inc.†	105,400	4,260,268
Universal Health Services, Inc., Class B	209,200	8,357,540

		22,174,042

Metal Processors & Fabrication - 0.4%

Timken Co.	181,400	7,285,024
Worthington Industries, Inc.#	114,900	2,401,410

		9,686,434

Miscellaneous Manufacturing - 0.3%

Aptargroup, Inc.	143,900	7,288,535

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	154,400	2,620,168

Multimedia - 0.5%

FactSet Research Systems, Inc.#	97,100	8,959,417
Meredith Corp.#	80,400	2,617,824

		11,577,241

Networking Products - 0.2%

Polycom, Inc.†	385,300	4,014,826

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.	266,600	7,718,070

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	126,000	2,464,560
HNI Corp.#	98,400	2,727,648

		5,192,208

Oil & Gas Drilling - 0.6%

Atwood Oceanics, Inc.†	122,900	5,687,812
Patterson-UTI Energy, Inc.	337,400	5,125,106
Unit Corp.†	90,300	3,592,134

		14,405,052

Oil Companies-Exploration & Production - 1.9%

Bill Barrett Corp.†#	104,000	2,280,720
Cimarex Energy Co.	185,200	10,595,292
Energen Corp.	155,900	7,958,695
Forest Oil Corp.†#	254,500	1,885,845
Northern Oil and Gas, Inc.†	137,200	2,241,848
Plains Exploration & Production Co.†	278,500	10,950,620
Quicksilver Resources, Inc.†#	262,000	890,800
Rosetta Resources, Inc.†	114,300	4,908,042
SM Energy Co.	138,600	6,546,078

		48,257,940

Oil Field Machinery & Equipment - 0.5%

Dresser-Rand Group, Inc.†	163,400	8,271,308
Dril-Quip, Inc.†	74,700	5,231,988

		13,503,296

Oil Refining & Marketing - 0.7%

HollyFrontier Corp.	446,900	18,005,601

Oil-Field Services - 1.4%

CARBO Ceramics, Inc.#	42,900	3,019,302
Helix Energy Solutions Group, Inc.†	228,300	4,022,646
Oceaneering International, Inc.	234,000	12,528,360
Oil States International, Inc.†	118,300	9,255,792
Superior Energy Services, Inc.†	340,400	7,070,108

		35,896,208

Paper & Related Products - 0.2%

Domtar Corp.	78,100	5,657,564

Patient Monitoring Equipment - 0.1%

Masimo Corp.†	123,900	2,735,712

Pharmacy Services - 0.3%

Omnicare, Inc.#	244,100	7,903,958

Physicians Practice Management - 0.3%

MEDNAX, Inc.†#	106,300	7,364,464

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	128,000	10,344,960

Printing-Commercial - 0.2%

Deluxe Corp.#	110,200	3,126,374
Valassis Communications, Inc.†#	85,900	2,153,513

		5,279,887

Private Corrections - 0.3%

Corrections Corp. of America	216,000	7,194,960

Publishing-Books - 0.3%

John Wiley & Sons, Inc., Class A	100,900	4,978,406
Scholastic Corp.#	54,400	1,661,920

		6,640,326

Publishing-Newspapers - 0.1%

New York Times Co., Class A†#	262,300	2,410,537

Quarrying - 0.2%

Compass Minerals International, Inc.#	71,500	5,135,130

Racetracks - 0.1%

International Speedway Corp., Class A	60,000	1,596,600

Real Estate Investment Trusts - 9.6%

Alexandria Real Estate Equities, Inc.	134,200	9,917,380
American Campus Communities, Inc.	193,800	9,034,956
BioMed Realty Trust, Inc.	333,100	6,172,343
BRE Properties, Inc.	165,700	8,271,744
Camden Property Trust	173,500	12,046,105
Corporate Office Properties Trust#	155,700	3,481,452
Duke Realty Corp.	575,800	8,349,100
Equity One, Inc.#	129,000	2,734,800
Essex Property Trust, Inc.#	76,100	11,565,678
Federal Realty Investment Trust	138,100	14,902,371
Highwoods Properties, Inc.#	159,700	5,207,817
Home Properties, Inc.	105,200	6,717,020
Hospitality Properties Trust	267,000	6,426,690
Liberty Property Trust	253,600	9,352,768
Macerich Co.	286,500	17,066,805
Mack-Cali Realty Corp.	189,800	5,067,660
National Retail Properties, Inc.	231,300	7,184,178
Omega Healthcare Investors, Inc.#	228,600	5,490,972
Potlatch Corp.#	87,200	3,144,432
Rayonier, Inc.	263,500	12,908,865
Realty Income Corp.#	288,300	12,146,079
Regency Centers Corp.	194,300	9,520,700
Senior Housing Properties Trust	377,400	8,348,088
SL Green Realty Corp.	193,700	15,612,220
Taubman Centers, Inc.	127,000	10,162,540
UDR, Inc.	541,200	13,665,300
Weingarten Realty Investors	261,900	7,314,867

		241,812,930

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	94,500	6,816,285

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.†	91,200	2,701,344

Recreational Centers - 0.2%

Life Time Fitness, Inc.†#	92,600	4,396,648

Recreational Vehicles - 0.4%

Polaris Industries, Inc.	148,400	11,158,196

Rental Auto/Equipment - 0.6%

Aaron’s, Inc.	164,300	4,907,641
Rent-A-Center, Inc.	128,400	4,529,952
United Rentals, Inc.†#	182,300	5,890,113

		15,327,706

Respiratory Products - 0.5%

ResMed, Inc.#	308,500	11,590,345

Retail-Apparel/Shoe - 2.4%

Aeropostale, Inc.†	175,600	2,446,108
American Eagle Outfitters, Inc.	423,500	9,418,640
ANN, Inc.†	105,400	3,750,132
Ascena Retail Group, Inc.†	292,800	5,797,440
Chico’s FAS, Inc.	362,300	6,861,962
Collective Brands, Inc.†	132,500	2,867,300
Foot Locker, Inc.	327,500	11,321,675
Guess?, Inc.#	140,000	3,648,400
PVH Corp.	152,100	14,282,190

		60,393,847

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	158,900	11,300,968

Retail-Automobile - 0.2%

Copart, Inc.†	224,800	6,004,408

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†#	88,500	1,059,345

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Inc., Class A	99,800	6,916,140

Retail-Consumer Electronics - 0.0%

RadioShack Corp.#	214,900	522,207

Retail-Discount - 0.2%

HSN, Inc.	84,700	3,814,041

Retail-Gardening Products - 0.6%

Tractor Supply Co.#	155,700	14,866,236

Retail-Hair Salons - 0.1%

Regis Corp.#	124,400	2,240,444

Retail-Jewelry - 0.3%

Signet Jewelers, Ltd.	183,900	8,433,654

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.	215,200	8,827,504

Retail-Major Department Stores - 0.2%

Saks, Inc.†#	344,100	4,043,175

Retail-Office Supplies - 0.0%

Office Depot, Inc.†#	613,300	938,349

Retail-Pet Food & Supplies - 0.7%

PetSmart, Inc.	234,200	16,609,464

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.#	155,300	5,778,713

Retail-Restaurants - 1.0%

Bob Evans Farms, Inc.#	63,000	2,478,420
Brinker International, Inc.	162,900	5,613,534
Cheesecake Factory, Inc.#	116,700	3,875,607
Panera Bread Co., Class A†	64,300	9,960,070
Wendy’s Co.	641,000	2,737,070

		24,664,701

Retail-Sporting Goods - 0.4%

Dick’s Sporting Goods, Inc.	204,200	10,160,992

Savings & Loans/Thrifts - 1.0%

Astoria Financial Corp.#	180,800	1,820,656
First Niagara Financial Group, Inc.	762,100	6,012,969
New York Community Bancorp, Inc.#	948,900	12,582,414
Washington Federal, Inc.	230,900	3,717,490

		24,133,529

Schools - 0.1%

ITT Educational Services, Inc.†#	39,100	1,251,591
Strayer Education, Inc.#	25,600	1,658,368

		2,909,959

Security Services - 0.1%

Brink’s Co.	102,100	2,272,746

Semiconductor Components-Integrated Circuits - 0.4%

Atmel Corp.†	959,000	5,686,870
Cypress Semiconductor Corp.	329,200	3,822,012
Integrated Device Technology, Inc.†#	307,400	1,635,368

		11,144,250

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.†	106,900	4,283,483

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.	300,200	16,432,948

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	48,800	6,185,400

Steel-Producers - 0.9%

Carpenter Technology Corp.	95,000	4,489,700

Commercial Metals Co.	250,600	3,192,644
Reliance Steel & Aluminum Co.	162,400	8,352,232
Steel Dynamics, Inc.	473,400	5,784,948

		21,819,524

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†#	214,300	2,929,481

Telecom Services - 0.5%

NeuStar, Inc., Class A†	144,500	5,428,865
tw telecom, Inc.†	325,200	8,178,780

		13,607,645

Telecommunication Equipment - 0.4%

ADTRAN, Inc.#	137,700	2,793,933
Plantronics, Inc.#	91,900	3,277,154
Tellabs, Inc.	791,300	2,809,115

		8,880,202

Telephone-Integrated - 0.2%

Telephone & Data Systems, Inc.	208,800	5,119,776

Television - 0.2%

AMC Networks, Inc., Class A†	124,000	4,878,160

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†	123,700	8,912,585

Theaters - 0.2%

Cinemark Holdings, Inc.	220,800	5,171,136

Tobacco - 0.1%

Universal Corp.#	50,300	2,385,729

Transactional Software - 0.7%

ACI Worldwide, Inc.†	85,900	3,726,342
Solera Holdings, Inc.	150,200	6,177,726
VeriFone Systems, Inc.†	232,600	8,080,524

		17,984,592

Transport-Equipment & Leasing - 0.2%

GATX Corp.	101,100	4,161,276

Transport-Marine - 0.5%

Kirby Corp.†#	120,700	6,354,855
Tidewater, Inc.	110,800	5,255,244

		11,610,099

Transport-Rail - 0.7%

Kansas City Southern	237,700	18,381,341

Transport-Services - 0.2%

Matson, Inc.#	91,200	2,069,328
UTi Worldwide, Inc.	223,800	3,072,774

		5,142,102

Transport-Truck - 0.8%

Con-way, Inc.	120,600	3,655,386
J.B. Hunt Transport Services, Inc.	194,800	10,215,312
Landstar System, Inc.	101,500	4,797,905
Werner Enterprises, Inc.#	96,000	2,136,000

		20,804,603

Veterinary Diagnostics - 0.1%

VCA Antech, Inc.†	189,100	3,657,194

Water - 0.3%

Aqua America, Inc.#	300,600	7,515,000

Web Hosting/Design - 1.4%

Equinix, Inc.†	103,900	20,535,835
Rackspace Hosting, Inc.†	230,700	13,837,386

		34,373,221

Web Portals/ISP - 0.3%

AOL, Inc.†	202,100	6,804,707

Wire & Cable Products - 0.1%

General Cable Corp.†#	107,500	2,912,175

Wireless Equipment - 0.1%

RF Micro Devices, Inc.†	601,000	2,253,750

X-Ray Equipment - 0.4%

Hologic, Inc.†	571,700	11,222,471

Total Long-Term Investment Securities
(cost $2,212,473,405)		2,482,109,014

SHORT-TERM INVESTMENT SECURITIES - 12.4%
Registered Investment Companies - 12.3%

State Street Navigator Securities Lending Prime Portfolio(1)	309,240,069	309,240,069

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.02% due 09/20/12(2)	$2,760,000	2,759,869

Total Short-Term Investment Securities
(cost $311,999,938)		311,999,938

REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $23,414,000)	23,414,000	23,414,000

TOTAL INVESTMENTS (cost $2,547,887,343) (4)	112.3%	2,817,522,952

Liabilities in excess of other assets	(12.3)	(307,529,892)

NET ASSETS	100.0%	$2,509,993,060

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2012, the Fund had loaned securities with a total value of $304,094,979. This was secured by collateral of $309,240,069 which was received in cash and subsequently invested in short-term investments currently valued at $309,240,069 as reported in the portfolio of investments. Additional collateral of $948,908 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.32%	01/10/2013	$457,689
United States Treasury Notes/Bonds	0.13% to 2.63%	12/15/2013 to 08/15/2020	491,219

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)
308	Long	S&P Midcap 400 E-mini Index	September 2012	$28,701,174	$29,900,640	$1,199,466

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$241,812,930	$—	$—	$241,812,930
Other Industries*	2,240,296,084	—	—	2,240,296,084
Short-Term Investment Securities:
Registered Investment Companies	309,240,069	—	—	309,240,069
U.S. Government Treasuries	—	2,759,869	—	2,759,869
Repurchase Agreement	—	23,414,000	—	23,414,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,199,466	—	—	1,199,466

Total	$2,792,548,549	$26,173,869	$—	$2,818,722,418

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.6%
Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc.#	100,925	$1,073,842

Aerospace/Defense-Equipment - 0.5%

BE Aerospace, Inc.†	28,640	1,153,046

Agricultural Chemicals - 0.7%

Intrepid Potash, Inc.†#	75,231	1,687,431

Apparel Manufacturers - 0.7%

VF Corp.	11,020	1,682,534

Applications Software - 4.1%

Citrix Systems, Inc.†	46,167	3,586,714
Red Hat, Inc.†#	44,236	2,478,985
Salesforce.com, Inc.†#	25,231	3,663,037

		9,728,736

Auto/Truck Parts & Equipment-Original - 0.7%

BorgWarner, Inc.†#	23,305	1,602,918

Banks-Commercial - 0.6%

Zions Bancorporation#	75,015	1,444,039

Banks-Super Regional - 0.5%

Fifth Third Bancorp#	54,030	818,014
SunTrust Banks, Inc.#	15,990	402,468

		1,220,482

Beverages-Non-alcoholic - 0.3%

Coca-Cola Enterprises, Inc.	27,490	811,780

Broadcast Services/Program - 0.6%

Scripps Networks Interactive, Inc., Class A#	25,470	1,505,277

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.†	60,710	1,548,105

Building Products-Cement - 0.7%

Martin Marietta Materials, Inc.#	21,439	1,637,511

Cable/Satellite TV - 0.5%

Charter Communications, Inc.†	16,335	1,270,863

Chemicals-Diversified - 1.1%

PPG Industries, Inc.	3,600	396,072
Rockwood Holdings, Inc.	49,635	2,349,721

		2,745,793

Coatings/Paint - 0.5%

Valspar Corp.#	20,825	1,110,805

Coffee - 1.5%

DE Master Blenders 1753 NV†(1)	302,561	3,559,623

Commercial Services - 5.2%

Edenred(1)	192,803	5,148,327
Intertek Group PLC(1)	96,314	4,297,846
Weight Watchers International, Inc.#	63,635	3,039,844

		12,486,017

Commercial Services-Finance - 1.3%

Morningstar, Inc.#	37,213	2,210,824
SEI Investments Co.#	44,965	977,989

		3,188,813

Computer Data Security - 0.2%

Fortinet, Inc.†#	22,395	593,691

Computer Services - 2.0%

IHS, Inc., Class A†#	41,554	4,738,818

Computer Software - 1.9%

Akamai Technologies, Inc.†	118,763	4,454,800

Computers - 0.2%

Research In Motion, Ltd.†#	73,637	492,632

Computers-Memory Devices - 1.0%

NetApp, Inc.†	33,640	1,161,253
Western Digital Corp.	32,350	1,352,877

		2,514,130

Consulting Services - 4.9%

Gartner, Inc.†#	75,984	3,752,850
Qualicorp SA†	260,898	2,564,124
Verisk Analytics, Inc., Class A†	114,862	5,573,104

		11,890,078

Decision Support Software - 1.8%

MSCI, Inc., Class A†#	122,316	4,290,845

Diagnostic Equipment - 0.4%

Cepheid, Inc.†#	23,545	888,588

Diagnostic Kits - 1.2%

IDEXX Laboratories, Inc.†#	30,914	2,938,685

Dialysis Centers - 0.7%

DaVita, Inc.†	18,170	1,767,396

Distribution/Wholesale - 1.3%

Beacon Roofing Supply, Inc.†#	30,945	870,792
Fastenal Co.#	53,312	2,297,214

		3,168,006

Diversified Manufacturing Operations - 0.4%

Colfax Corp.†#	29,805	980,286

E-Commerce/Products - 0.7%

MercadoLibre, Inc.#	20,678	1,645,555

E-Commerce/Services - 0.6%

Groupon, Inc.†#	362,575	1,504,686

Electric Products-Misc. - 0.9%

AMETEK, Inc.	65,334	2,241,610

Electric-Transmission - 2.3%

Brookfield Infrastructure Partners LP	162,549	5,555,925

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc.#	18,985	432,478

Electronic Components-Semiconductors - 1.5%

Avago Technologies, Ltd.	31,185	1,140,436
First Solar, Inc.†#	51,980	1,039,080
Microchip Technology, Inc.#	38,895	1,351,601

		3,531,117

Electronic Measurement Instruments - 0.8%

Agilent Technologies, Inc.#	49,175	1,827,343

Engineering/R&D Services - 0.6%

KBR, Inc.	49,915	1,352,197

Engines-Internal Combustion - 0.2%

Cummins, Inc.	5,040	489,434

Enterprise Software/Service - 0.2%

Ultimate Software Group, Inc.†#	3,750	371,963

Finance-Investment Banker/Broker - 0.5%

Greenhill & Co., Inc.#	25,901	1,130,579

Finance-Other Services - 1.1%

IntercontinentalExchange, Inc.†	18,747	2,562,715

Food-Confectionery - 0.9%

Hershey Co.#	30,600	2,197,692

Food-Retail - 0.9%

Whole Foods Market, Inc.	23,315	2,255,726

Hazardous Waste Disposal - 1.6%

Stericycle, Inc.†#	42,240	3,865,805

Hotel/Motels - 0.4%

Starwood Hotels & Resorts Worldwide, Inc.	16,075	886,215

Industrial Automated/Robotic - 0.6%

Rockwell Automation, Inc.#	20,125	1,450,207

Industrial Gases - 0.4%

Airgas, Inc.	10,565	877,635

Instruments-Controls - 1.0%

Sensata Technologies Holding NV†#	77,561	2,329,157

Insurance Brokers - 0.4%

Brown & Brown, Inc.	34,285	899,638

Insurance-Property/Casualty - 1.5%

Arch Capital Group, Ltd.†#	23,840	951,454
Progressive Corp.#	133,771	2,612,548

		3,564,002

Internet Application Software - 0.4%

Zynga, Inc., Class A†#	243,937	683,023
Zynga, Inc. Class B†(2)	98,966	277,105

		960,128

Internet Content-Entertainment - 0.7%

Youku, Inc. ADR†#	100,073	1,680,226

Internet Content-Information/News - 1.7%

LinkedIn Corp., Class A†	39,175	4,203,477

Internet Infrastructure Software - 0.8%

F5 Networks, Inc.†	3,990	388,985
TIBCO Software, Inc.†	48,700	1,457,104

		1,846,089

Internet Security - 0.2%

Symantec Corp.†	30,580	545,241

Machinery-General Industrial - 0.4%

Roper Industries, Inc.#	8,920	916,887

Medical Information Systems - 1.7%

athenahealth, Inc.†#	34,453	3,044,612
Cerner Corp.†#	15,035	1,099,660

		4,144,272

Medical Instruments - 3.1%

Edwards Lifesciences Corp.†	6,055	618,276
Intuitive Surgical, Inc.†#	9,978	4,907,081
Techne Corp.	29,634	2,032,003

		7,557,360

Medical Products - 1.2%

Cooper Cos., Inc.	20,745	1,739,468
Henry Schein, Inc.†#	7,395	568,010
Sirona Dental Systems, Inc.†#	12,460	662,125

		2,969,603

Medical-Biomedical/Gene - 1.9%

Halozyme Therapeutics, Inc.†#	83,940	486,852
Illumina, Inc.†#	93,423	3,931,240
Vertex Pharmaceuticals, Inc.†	4,175	222,653

		4,640,745

Medical-Drugs - 1.8%

Ironwood Pharmaceuticals, Inc.†#	121,551	1,523,034
Medivation, Inc.†#	5,825	610,809
Valeant Pharmaceuticals International, Inc.†	44,869	2,300,434

		4,434,277

Medical-Generic Drugs - 0.2%

Perrigo Co.#	5,265	578,992

Medical-HMO - 0.4%

Centene Corp.†#	22,865	928,548

Metal-Diversified - 0.5%

Lynas Corp., Ltd.†(1)	561,021	374,469
Molycorp, Inc.†#	62,826	723,127

		1,097,596

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.	35,230	1,478,251

Multimedia - 1.0%

FactSet Research Systems, Inc.#	24,812	2,289,403

Non-Hazardous Waste Disposal - 1.1%

Covanta Holding Corp.#	110,083	1,882,419
Republic Services, Inc.	27,540	761,481

		2,643,900

Oil & Gas Drilling - 0.4%

Rowan Cos. PLC, Class A†#	25,455	895,507

Oil Companies-Exploration & Production - 3.3%

Cabot Oil & Gas Corp.#	8,480	351,157
Cobalt International Energy, Inc.†#	38,475	873,767
Energy XXI Bermuda, Ltd.#	13,890	456,842
Pioneer Natural Resources Co.#	11,395	1,109,417
Plains Exploration & Production Co.†	10,565	415,416
Range Resources Corp.#	49,414	3,221,299
Ultra Petroleum Corp.†#	71,881	1,477,873

		7,905,771

Oil Field Machinery & Equipment - 0.7%

Cameron International Corp.†	29,870	1,634,188

Oil-Field Services - 0.3%

Halliburton Co.#	19,140	627,026

Pharmacy Services - 0.6%

Catamaran Corp.†#	16,395	1,428,824

Private Equity - 0.4%

KKR & Co LP	67,320	959,310

Publishing-Books - 2.0%

McGraw-Hill Cos., Inc.	92,060	4,713,472

Publishing-Periodicals - 0.2%

Nielsen Holdings NV†	16,815	471,493

Real Estate Management/Services - 0.2%

CBRE Group, Inc., Class A†#	30,290	524,320

Retail-Apparel/Shoe - 0.2%

Lululemon Athletica, Inc.†#	7,410	483,058

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†#	7,570	643,071

Retail-Discount - 1.9%

Dollar Tree, Inc.†	93,598	4,508,616

Retail-Gardening Products - 0.8%

Tractor Supply Co.#	20,085	1,917,716

Retail-Perfume & Cosmetics - 0.5%

Ulta Salon Cosmetics & Fragrance, Inc.	12,450	1,170,300

Retail-Restaurants - 1.3%

Chipotle Mexican Grill, Inc.†#	1,285	370,902
Dunkin’ Brands Group, Inc.	97,976	2,854,041

		3,224,943

Retail-Sporting Goods - 0.7%

Dick’s Sporting Goods, Inc.#	33,780	1,680,893

Schools - 0.5%

New Oriental Education & Technology Group ADR†#	91,939	1,277,952

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.#	13,905	552,585
Maxim Integrated Products, Inc.	30,720	833,741
NXP Semiconductor NV†#	34,080	794,745

		2,181,071

Steel-Producers - 0.5%

Carpenter Technology Corp.#	26,460	1,250,500

Television - 0.5%

CBS Corp., Class B	34,550	1,255,547

Toys - 0.3%

Mattel, Inc.	17,610	618,815

Transactional Software - 1.3%

Solera Holdings, Inc.#	74,057	3,045,964

Transport-Services - 1.1%

Expeditors International of Washington, Inc.#	72,526	2,655,177

Transport-Truck - 0.4%

J.B. Hunt Transport Services, Inc.#	17,555	920,584

Vitamins & Nutrition Products - 1.6%

Mead Johnson Nutrition Co.	52,614	3,858,184

Web Portals/ISP - 2.0%

Dropbox, Inc.†(2)(3)(4)	89,561	810,446
SINA Corp.†	14,390	807,280
Yandex NV, Class A†	146,201	3,087,765

		4,705,491

Wireless Equipment - 2.2%

Motorola Solutions, Inc.#	113,266	5,398,258

Total Common Stock
(cost $217,978,503)		232,018,295

CONVERTIBLE PREFERRED STOCK - 0.7%
Auto-Cars/Light Trucks - 0.4%

Better Place LLC Series B†(2)(3)(4)	314,973	1,042,561

E-Commerce/Products - 0.2%

Peixe Urbano, Inc. Series C†(2)(3)(4)	14,214	397,992

Enterprise Software/Service - 0.1%

Workday, Inc. Series F†(2)(3)(4)	20,604	294,225

Web Portals/ISP - 0.0%

Dropbox, Inc. Series A-1†(2)(3)(4)	8,758	79,252

Total Convertible Preferred Stock
(cost $1,607,928)		1,814,030

PREFERRED STOCK - 0.1%
Data Processing/Management - 0.1%

Palantir Technologies, Inc. Series G†(2)(3)(4)
(cost $274,960)	89,856	274,960

Total Long-Term Investment Securities
(cost $219,861,391)		234,107,285

SHORT-TERM INVESTMENT SECURITIES - 19.3%
Registered Investment Companies - 17.2%

State Street Navigator Securities Lending Prime Portfolio(5)	41,227,276	41,227,276

Time Deposits - 2.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/04/2012	$5,130,000	5,130,000

Total Short-Term Investment Securities
(cost $46,357,276)		46,357,276

REPURCHASE AGREEMENT - 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 08/31/2012, to be repurchased 09/04/2012 in the amount of $636,001 and collateralized by $485,000 of U.S. Treasury Bonds, bearing interest at 4.50% due 02/15/2036 and having approximate value of $655,017 (cost $636,000)	636,000	636,000

TOTAL INVESTMENTS
(cost $266,854,667) (6)	117.0%	281,100,561
Liabilities in excess of other assets	(17.0)	(40,870,819)

NET ASSETS	100.0%	$240,229,742

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $13,380,265 representing 5.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2012, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC Series B
Convertible Preferred Stock	01/25/2010	262,477	$787,431
	11/30/2011	52,496	—

		314,973	787,431	$1,042,561	$3.31	0.43%

Dropbox, Inc.
Common Stock	05/01/2012	89,561	810,680	810,446	9.05	0.34
Dropbox, Inc. Series A-1
Convertible Preferred Stock	05/25/2012	8,758	79,351	79,252	9.05	0.03
Palantir Technologies, Inc. Series G
Preferred Stock	07/19/2012	89,856	274,960	274,960	3.06	0.11
Peixe Urbano, Inc. Series C
Convertible Preferred Stock	12/02/2011	14,214	467,937	397,992	28.00	0.17
Workday, Inc. Series F
Convertible Preferred Stock	10/12/2011	20,604	273,209	294,225	14.28	0.12
Zynga, Inc., Class B
Common Stock	02/17/2011	49,483	1,388,405
	04/18/2011	49,483	—	277,105	2.80	0.12

		98,966	$1,388,405	$3,176,541		1.32%

(3)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $2,899,436 representing 1.2% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	At August 31, 2012, the Fund had loaned securities with a total value of $40,651,111. This was secured by collateral of $41,227,276, which was received in cash and subsequently invested in short-term investments currently valued at $41,227,276 as reported in the portfolio of investments. Additional collateral of $150,545 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.32%	01/10/2013	$130,734
U.S. Treasury Notes/Bonds	0.75% to 2.38%	12/15/2013 to 10/31/2014	19,811

(6)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services	$3,039,844	$9,446,173	$—	$12,486,017
Other Industries*	214,787,740	3,934,092	810,446	219,532,278
Convertible Preferred Stock	—	—	1,814,030	1,814,030
Preferred Stock	—	—	274,960	274,960
Short-Term Investment Securities:
Registered Investment Companies	41,227,276	—	—	41,227,276
Time Deposits	—	5,130,000	—	5,130,000
Repurchase Agreement	—	636,000	—	$636,000

Total	$259,054,860	$19,146,265	$2,899,436	$281,100,561

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out of as of the end of the reporting period. Securities held at the beginning of the period currently valued at $9,820,641 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Preferred Stock
Balance as of 05/31/2012	$810,446	$2,022,944	$—
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	—	21,115	—
Change in unrealized depreciation(1)	—	(230,029)	—
Net purchases	—	—	274,960
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 08/31/2012	$810,446	$1,814,030	$274,960

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2012 includes:

Common Stock	Convertible Preferred Stock	Preferred Stock
$—	$(209,013)	$—

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 8/31/12(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
Convertible Preferred Stock	$397,992	Discount Cash Flows	Weighted Average Cost of Capital Perpetual Growth Rate	26.0%-30.0% (28.0%) 5.0% - 6.0% (5.5%)
	$1,042,561	Market Transaction, Discount Cash Flows, and Market Comparables	Prior Offerings of the Private Placement Security	$2.50-$4.54 ($3.52)
			Weighted Average Cost of Capital	22.5%-27.5% (24%)
			Perpetual Growth Rate	2.5%-3.5% (3.0%)
			Enterprise Value/Revenue Discount for Lack of Marketability	2.6x-3.4x (3.1x) 15%
	$294,225	Market Comparables	Enterprise Value/Revenue Discount for Lack of Marketability	6.0x-9.3x (8.1x) 10%

(1)	The Fund’s other securities classified as Level 3 with a fair value of $1,164,658 at August 31, 2012 are attributable to securities valued at its respective transaction price (cost).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 91.6%
Certificates of Deposit - 20.4%

Citibank NA 0.33% due 09/04/2012	$8,250,000	$8,250,000
Deutsche Bank AG NY FRS 0.67% due 03/15/2013	8,000,000	8,000,000
Nordea Bank Finland PLC NY FRS 0.87% due 09/13/2012	9,000,000	9,001,227
Rabobank Nederland NV NY FRS 0.56% due 01/18/2013	8,190,000	8,190,000
Royal Bank of Canada NY FRS 0.46% due 04/02/2013	6,750,000	6,753,620
Royal Bank of Canada NY FRS 0.50% due 07/30/2013	7,920,000	7,920,000
Royal Bank of Canada NY 0.55% due 11/07/2012	650,000	650,180
State Street Bank & Trust Co. 0.18% due 11/01/2012	8,000,000	8,000,000
Svenska Handelsbanken NY 0.24% due 11/13/2012	7,900,000	7,900,080
UBS AG Stamford CT 0.41% due 12/17/2012	7,850,000	7,850,000
Wells Fargo & Co. 0.17% due 09/17/2012	7,950,000	7,950,000

Total Certificates of Deposit
(amortized cost $80,465,107)		80,465,107

Commercial Paper - 4.1%

Nordea North America, Inc. 0.30% due 09/07/2012	8,100,000	8,099,595
State Street Corp. 0.22% due 12/14/2012	7,900,000	7,894,979

Total Commercial Paper
(amortized cost $15,994,574)		15,994,574

U.S. Corporate Bonds & Notes - 6.5%

Bank of America NA 0.45% due 11/13/2012	8,150,000	8,150,000
General Electric Capital Corp. FRS 0.57% due 11/01/2012	960,000	960,388
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/2012	990,000	991,324
JPMorgan Chase & Co. FRS 1.08% due 02/26/2013	10,760,000	10,796,017
JPMorgan Chase & Co. 5.38% due 10/01/2012	4,460,000	4,477,773

Total U.S. Corporate Bonds & Notes
(amortized cost $25,375,502)		25,375,502

U.S. Government Agencies - 47.5%

Federal Farm Credit Bank 0.19% due 01/28/2013	2,900,000	2,897,719
Federal Farm Credit Bank FRS
0.18% due 06/04/2013	8,120,000	8,119,386
0.18% due 08/06/2013	8,120,000	8,119,247
0.20% due 07/02/2013	8,040,000	8,040,000
0.21% due 09/24/2012	1,870,000	1,870,035
0.21% due 08/06/2013	3,250,000	3,249,958
0.22% due 01/25/2013	335,000	335,067
0.22% due 02/11/2013	16,000,000	16,000,000
0.24% due 10/19/2012	7,000,000	6,999,908
0.25% due 11/13/2012	2,000,000	2,000,204
0.25% due 08/28/2013	2,500,000	2,500,501
0.26% due 03/06/2013	4,900,000	4,900,625
0.26% due 08/22/2013	3,250,000	3,252,276
0.27% due 07/10/2013	650,000	650,392
Federal Home Loan Bank
0.12% due 10/02/2012	15,750,000	15,748,372
0.13% due 09/14/2012	16,200,000	16,199,240
0.13% due 11/23/2012	8,000,000	7,997,694
0.15% due 09/05/2012	4,100,000	4,099,932
0.16% due 09/12/2012	3,200,000	3,199,844
0.18% due 02/15/2013	4,550,000	4,549,315
0.21% due 04/08/2013	4,100,000	4,094,762
Federal Home Loan Bank FRS
0.19% due 11/01/2012	3,210,000	3,210,282
0.19% due 07/25/2013	6,020,000	6,019,730
0.21% due 04/09/2013	10,500,000	10,500,000
Federal Home Loan Mtg. Corp.
0.13% due 11/27/2012	5,500,000	5,498,272
0.13% due 12/18/2012	4,000,000	3,998,440
Federal Home Loan Mtg. Corp. FRS
0.18% due 05/16/2013	1,500,000	1,500,000
0.19% due 02/04/2013	2,930,000	2,930,760
0.19% due 06/03/2013	500,000	500,000
0.27% due 10/12/2012	1,000,000	1,000,045
Federal National Mtg. Assoc.
0.13% due 09/27/2012	7,950,000	7,949,254
0.15% due 02/14/2013	4,750,000	4,746,715
0.16% due 03/04/2013	3,000,000	2,997,547
Federal National Mtg. Assoc. FRS
0.26% due 11/23/2012	770,000	770,012
0.43% due 12/20/2012	10,350,000	10,359,573

Total U.S. Government Agencies
(amortized cost $186,805,107)		186,805,107

U.S. Government Treasuries - 13.1%

United States Treasury Bills
0.09% due 09/06/2012	8,000,000	7,999,900
0.12% due 09/27/2012	6,500,000	6,499,460
0.13% due 09/20/2012	4,000,000	3,999,726
0.17% due 03/07/2013	3,000,000	2,997,351
0.18% due 04/04/2013	8,520,000	8,510,759
United States Treasury Notes
1.38% due 01/15/2013	8,190,000	8,226,151
1.38% due 02/15/2013	8,250,000	8,294,507
3.88% due 02/15/2013	5,100,000	5,185,771

Total U.S. Government Treasuries
(amortized cost $51,713,625)		51,713,625

Total Short-Term Investment Securities - 91.6%
(amortized cost $360,353,915)		360,353,915

REPURCHASE AGREEMENT - 8.3%

UBS Securities LLC Joint Repurchase Agreement(1) (cost $32,851,000)	32,851,000	32,851,000

TOTAL INVESTMENTS -
(amortized cost $393,204,915)(2)	99.9%	393,204,915
Other assets less liabilities	0.1	420,628

NET ASSETS	100.0%	$393,625,543

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Industy Allocation*

U.S. Government Agencies	47.5%
U.S. Government Treasuries	13.1
Repurchase Agreement	8.3
Money Center Banks	8.0
Foreign Bank	6.3
Diversified Financial Services	4.2
Commercial Banks	4.0
Commercial Banks-Canadian	3.9
Domestic Banks	2.0
Finance	0.5
Super-Regional Banks-US	2.1

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$80,465,107	$—	$80,465,107
Commercial Paper	—	15,994,574	—	15,994,574
U.S. Corporate Bonds & Notes	—	25,375,502	—	25,375,502
U.S. Government Agencies	—	186,805,107	—	186,805,107
U.S. Government Treasuries	—	51,713,625	—	51,713,625
Repurchase Agreement	—	32,851,000	—	32,851,000

Total	$—	$393,204,915	$—	$393,204,915

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.3%
Applications Software - 9.5%

Check Point Software Technologies, Ltd.†	11,851	$546,212
Citrix Systems, Inc.†	10,645	827,010
Intuit, Inc.#	16,790	982,887
Microsoft Corp.	480,323	14,803,555
Nuance Communications, Inc.†#	17,532	418,138

		17,577,802

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.#	20,393	813,885

Beverages-Non-alcoholic - 0.3%

Monster Beverage Corp.†	10,074	593,661

Cable/Satellite TV - 3.2%

Comcast Corp., Class A#	120,622	4,044,456
DIRECTV†#	37,450	1,950,770

		5,995,226

Casino Hotels - 0.3%

Wynn Resorts, Ltd.#	5,746	592,815

Cellular Telecom - 0.8%

Vodafone Group PLC ADR	52,438	1,516,507

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.#	6,911	490,888

Coffee - 0.1%

Green Mountain Coffee Roasters, Inc.†#	8,882	215,921

Commercial Services-Finance - 1.2%

Automatic Data Processing, Inc.#	27,964	1,624,149
Paychex, Inc.#	20,728	689,413

		2,313,562

Computer Aided Design - 0.2%

Autodesk, Inc.†#	13,133	407,780

Computer Services - 0.7%

Cognizant Technology Solutions Corp., Class A†	17,409	1,119,051
Infosys, Ltd. ADR#	4,423	188,110

		1,307,161

Computer Software - 0.2%

Akamai Technologies, Inc.†	10,245	384,290

Computers - 19.9%

Apple, Inc.	53,462	35,565,061
Dell, Inc.†#	100,000	1,059,000
Research In Motion, Ltd.†#	29,471	197,161

		36,821,222

Computers-Memory Devices - 1.1%

NetApp, Inc.†#	20,753	716,393
SanDisk Corp.†#	13,931	574,236
Seagate Technology PLC#	24,313	778,259

		2,068,888

Data Processing/Management - 0.3%

Fiserv, Inc.†	7,803	556,432

Dental Supplies & Equipment - 0.2%

DENTSPLY International, Inc.#	8,104	293,932

Distribution/Wholesale - 0.6%

Fastenal Co.#	16,927	729,384
Fossil, Inc.†	3,540	300,723

		1,030,107

E-Commerce/Products - 5.5%

Amazon.com, Inc.†	25,759	6,394,157
eBay, Inc.†	73,827	3,504,568
Netflix, Inc.†#	3,174	189,551

		10,088,276

E-Commerce/Services - 1.4%

Expedia, Inc.	6,534	335,586
Liberty Interactive Corp., Class A†	30,283	552,362
priceline.com, Inc.†	2,847	1,721,211

		2,609,159

Electronic Components-Misc. - 0.4%

Flextronics International, Ltd.†	38,607	259,825
Garmin, Ltd.#	11,897	480,044

		739,869

Electronic Components-Semiconductors - 7.0%

Altera Corp.#	18,446	688,589
Avago Technologies, Ltd.	13,945	509,969
Broadcom Corp., Class A#	28,473	1,011,646
Intel Corp.#	287,650	7,142,350
Microchip Technology, Inc.#	11,068	384,613
Micron Technology, Inc.†#	56,582	351,374
NVIDIA Corp.†#	35,380	496,381
Texas Instruments, Inc.	65,428	1,900,029
Xilinx, Inc.#	15,089	511,668

		12,996,619

Electronic Forms - 0.5%

Adobe Systems, Inc.†#	28,365	886,974

Enterprise Software/Service - 5.5%

BMC Software, Inc.†	9,210	381,294
CA, Inc.#	26,978	702,237
Oracle Corp.	284,454	9,002,969

		10,086,500

Entertainment Software - 0.5%

Activision Blizzard, Inc.	63,562	747,489
Electronic Arts, Inc.†#	18,173	242,246

		989,735

Food-Misc./Diversified - 2.3%

Kraft Foods, Inc., Class A	101,371	4,209,938

Food-Retail - 0.5%

Whole Foods Market, Inc.	10,494	1,015,294

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†#	4,864	445,153

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†	4,539	442,507

Internet Security - 0.6%

Symantec Corp.†	41,209	734,757
VeriSign, Inc.†#	9,033	430,693

		1,165,450

Medical Information Systems - 0.4%

Cerner Corp.†#	9,746	712,822

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†#	2,269	1,115,872

Medical Products - 0.2%

Henry Schein, Inc.†	5,137	394,573

Medical-Biomedical/Gene - 6.7%

Alexion Pharmaceuticals, Inc.†#	10,983	1,177,488
Amgen, Inc.#	44,465	3,731,503
Biogen Idec, Inc.†	13,697	2,007,843
Celgene Corp.†	25,185	1,814,327
Gilead Sciences, Inc.†	43,299	2,497,919
Life Technologies Corp.†#	10,209	487,071
Vertex Pharmaceuticals, Inc.†	12,068	643,587

		12,359,738

Medical-Generic Drugs - 0.6%

Mylan, Inc.†	24,507	577,630
Perrigo Co.#	5,341	587,350

		1,164,980

Mining - 0.2%

Randgold Resources, Ltd. ADR	3,015	310,455

Multimedia - 1.9%

News Corp., Class A#	92,799	2,170,569
Viacom, Inc., Class B	27,239	1,362,222

		3,532,791

Networking Products - 3.2%

Cisco Systems, Inc.	306,282	5,843,861

Pharmacy Services - 1.6%

Express Scripts Holding Co.†	46,053	2,883,839

Radio - 0.3%

Sirius XM Radio, Inc.†#	217,325	549,832

Retail-Apparel/Shoe - 0.5%

Ross Stores, Inc.	12,952	896,149

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†#	7,209	612,405

Retail-Bedding - 0.5%

Bed Bath & Beyond, Inc.†#	13,292	892,824

Retail-Discount - 1.7%

Costco Wholesale Corp.	24,771	2,424,338
Dollar Tree, Inc.†	13,263	638,878

		3,063,216

Retail-Major Department Stores - 0.2%

Sears Holdings Corp.†#	6,086	321,036

Retail-Office Supplies - 0.2%

Staples, Inc.#	39,404	430,292

Retail-Restaurants - 1.2%

Starbucks Corp.#	43,367	2,151,437

Schools - 0.1%

Apollo Group, Inc., Class A†#	6,871	184,486

Semiconductor Components-Integrated Circuits - 3.9%

Linear Technology Corp.	13,162	434,675
Marvell Technology Group, Ltd.	32,765	333,548
Maxim Integrated Products, Inc.	16,706	453,401
QUALCOMM, Inc.	98,014	6,023,940

		7,245,564

Semiconductor Equipment - 0.9%

Applied Materials, Inc.	73,282	856,666
KLA-Tencor Corp.#	9,567	490,883
Lam Research Corp.†#	6,876	234,678

		1,582,227

Telecom Services - 0.2%

Virgin Media, Inc.#	15,881	437,839

Therapeutics - 0.1%

Warner Chilcott PLC, Class A	14,317	194,998

Toys - 0.4%

Mattel, Inc.#	19,473	684,281

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.#	9,297	526,303
Expeditors International of Washington, Inc.	12,144	444,592

		970,895

Web Portals/ISP - 7.0%

Baidu, Inc. ADR†	15,677	1,747,045
Google, Inc., Class A†#	14,864	10,183,178
Yahoo!, Inc.†	69,679	1,020,797

		12,951,020

Total Common Stock
(cost $127,368,046)		180,142,985

RIGHTS† - 0.0%
E-Commerce/Service - 0.0%

Liberty Ventures
Expires 10/09/2012 (cost $3,444)	485	0

Total Long-Term Investment Securities
(cost $127,371,490)		180,142,985

SHORT-TERM INVESTMENT SECURITIES - 5.0%
Registered Investment Companies - 4.6%

State Street Navigator Securities Lending Prime Portfolio (1)	8,553,978	8,553,978

U.S. Government Treasuries - 0.4%

United States Treasury Bills 0.09% due 09/20/2012(2)	$698,000	697,967

Total Short-Term Investment Securities
(cost $9,251,945)		9,251,945

REPURCHASE AGREEMENT - 2.3%

State Street Bank & Trust Co. Joint Repurchase Agreement (cost $4,219,000)(3)	4,219,000	4,219,000

TOTAL INVESTMENTS
(cost $140,842,435)(4)	104.6%	193,613,930
Liabilities in excess of other assets	(4.6)	(8,574,755)

NET ASSETS	100.0%	$185,039,175

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	At August 31,2012, the Fund had loaned securities with a total value of $8,371,971. This was secured by $8,553,978, which was received in cash and subsequently invested in short-term investments currently valued at $8,553,978 as reported in the portfolio of investments. Additional collateral of $15,545 was received in the form of short-term pool securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.32%	01/10/2013	$15,404
United States Treasury Notes/Bonds	0.75%	12/15/2013	141

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreement
(4)	See Note 5 for cost of Investments on tax basis
ADR	- American Depositary Receipt

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)

94	Long	Nasdaq 100 E-Mini Index	September 2012	$4,957,227	$5,209,480	$252,253

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$17,577,802	$—	$—	$17,577,802
Computers	36,821,222	—	—	36,821,222
E-Commerce/Products	10,088,276	—	—	10,088,276
Electronic Components-Semiconductors	12,996,619	—	—	12,996,619
Enterprise Software/Service	10,086,500	—	—	10,086,500
Medical-Biomedical/Gene	12,359,738	—	—	12,359,738
Web Portals/ISP	12,951,020	—	—	12,951,020
Other Industries*	67,261,808	—	—	67,261,808
Rights	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	8,553,978	—	—	8,553,978
U.S. Government Treasuries	—	697,967	—	697,967
Repurchase Agreement	—	4,219,000	—	4,219,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	252,253	—	—	252,253

Total	$188,949,216	$4,916,967	$0	$193,866,183

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 Investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.1%
Advanced Materials - 0.1%

STR Holdings, Inc.†#	257,600	$821,744

Agricultural Chemicals - 0.8%

Monsanto Co.	66,745	5,814,157

Applications Software - 9.7%

Check Point Software Technologies, Ltd.†#	27,300	1,258,257
Citrix Systems, Inc.†	36,012	2,797,772
Intuit, Inc.#	129,435	7,577,125
Microsoft Corp.	1,362,200	41,983,004
NetSuite, Inc.†#	6,200	352,656
Red Hat, Inc.†#	53,842	3,017,306
Salesforce.com, Inc.†#	103,068	14,963,412
ServiceNow, Inc.†#	6,200	192,820

		72,142,352

Auto-Cars/Light Trucks - 0.2%

Tesla Motors, Inc.†#	53,286	1,519,717

Cable/Satellite TV - 0.6%

Comcast Corp., Class A	123,765	4,149,841

Cellular Telecom - 0.3%

China Unicom Hong Kong, Ltd.(1)	1,194,000	1,896,894

Commercial Services - 0.5%

ExlService Holdings, Inc.†#	40,276	1,037,913
Quanta Services, Inc.†	68,525	1,644,600
RPX Corp.†#	87,700	1,029,598

		3,712,111

Commercial Services-Finance - 1.6%

Alliance Data Systems Corp.†#	39,423	5,426,576
Automatic Data Processing, Inc.#	89,210	5,181,317
Mastercard, Inc., Class A#	1,820	769,678
Vantiv, Inc., Class A†	32,400	730,944
Western Union Co.#	6,160	108,477

		12,216,992

Communications Software - 0.1%

Audience, Inc.†#	27,300	493,311

Computer Aided Design - 1.0%

Aspen Technology, Inc.†	111,770	2,724,953
Autodesk, Inc.†#	153,700	4,772,385

		7,497,338

Computer Data Security - 0.2%

Fortinet, Inc.†#	64,080	1,698,761

Computer Services - 3.4%

Accenture PLC, Class A#	113,703	7,004,105
Cognizant Technology Solutions Corp., Class A†	63,737	4,097,014
International Business Machines Corp.#	71,859	14,001,726

		25,102,845

Computer Software - 0.5%

Akamai Technologies, Inc.†	96,745	3,628,905

Computers - 13.6%

Advantech Co., Ltd.(1)	600,000	2,089,445
Apple, Inc.	131,776	87,662,666
Dell, Inc.†#	1,068,720	11,317,745

		101,069,856

Computers-Integrated Systems - 0.5%

Riverbed Technology, Inc.†#	46,770	934,932
Teradata Corp.†#	31,912	2,437,439

		3,372,371

Computers-Memory Devices - 4.4%

EMC Corp.†#	594,656	15,633,506
Fusion-io, Inc.†#	168,090	4,709,882
NetApp, Inc.†#	88,965	3,071,072
SanDisk Corp.†#	167,100	6,887,862
Seagate Technology PLC#	49,915	1,597,779
Western Digital Corp.†	25,500	1,066,410

		32,966,511

Computers-Periphery Equipment - 0.5%

Synaptics, Inc.†#	115,800	3,522,636

Consulting Services - 0.7%

Genpact, Ltd.	190,492	3,476,479
Huron Consulting Group, Inc.†	66,005	2,129,981

		5,606,460

Data Processing/Management - 0.3%

CommVault Systems, Inc.†	13,115	661,258
Fidelity National Information Services, Inc.	25,680	808,920
Fiserv, Inc.†	13,710	977,660

		2,447,838

E-Commerce/Products - 4.7%

Amazon.com, Inc.†	74,090	18,391,361
eBay, Inc.†#	336,695	15,982,911
Netflix, Inc.†	5,890	351,751

		34,726,023

E-Commerce/Services - 1.9%

Ctrip.com International, Ltd. ADR#	60,700	979,091
Groupon, Inc. Class A†#	563,236	2,337,429
priceline.com, Inc.†#	17,670	10,682,752

		13,999,272

E-Services/Consulting - 0.3%

Sapient Corp.†#	207,519	2,098,017

Electric Products-Misc. - 1.1%

Hitachi, Ltd.#(1)	1,050,000	6,064,866
Nidec Corp.#(1)	24,700	1,952,985

		8,017,851

Electronic Components-Misc. - 0.4%

AAC Technologies Holdings, Inc.(1)	383,600	1,311,665
Hon Hai Precision Industry Co., Ltd.(1)	695,200	1,980,397

		3,292,062

Electronic Components-Semiconductors - 9.4%

Advanced Micro Devices, Inc.†#	327,100	1,216,812
Avago Technologies, Ltd.	60,270	2,204,074
Broadcom Corp., Class A#	60,935	2,165,021
Cree, Inc.†#	58,100	1,638,420
Fairchild Semiconductor International, Inc.†#	88,600	1,286,472
First Solar, Inc.†#	301,700	6,030,983
Intel Corp.#	392,645	9,749,375
International Rectifier Corp.†#	32,500	565,825
Intersil Corp., Class A#	139,600	1,232,668
MEMC Electronic Materials, Inc.†#	209,300	560,924
Microchip Technology, Inc.#	101,455	3,525,561

Micron Technology, Inc.†#	660,680	4,102,823
NVIDIA Corp.†#	481,900	6,761,057
ON Semiconductor Corp.†#	661,500	4,121,145
PMC - Sierra, Inc.†#	389,600	2,279,160
Rovi Corp.†#	95,903	1,471,152
Samsung Electronics Co., Ltd.(1)	3,049	3,330,357
Samsung Electronics Co., Ltd. GDR(1)	13,965	7,635,479
Skyworks Solutions, Inc.†	229,278	6,983,808
Texas Instruments, Inc.#	119,480	3,469,699

		70,330,815

Electronic Design Automation - 0.4%

Cadence Design Systems, Inc.†#	220,600	2,911,920

Electronic Forms - 0.2%

Adobe Systems, Inc.†	42,200	1,319,594

Electronic Measurement Instruments - 0.2%

National Instruments Corp.#	67,700	1,743,952

Electronic Parts Distribution - 0.2%

Synnex Technology International Corp.(1)	594,000	1,328,397

Electronic Security Devices - 0.0%

Taser International, Inc.†#	30,900	165,315

Enterprise Software/Service - 4.3%

hiSoft Technology International, Ltd. ADR†	149,040	1,691,604
MicroStrategy, Inc., Class A†#	25,950	3,256,985
Oracle Corp.	857,819	27,149,971

		32,098,560

Entertainment Software - 1.0%

Activision Blizzard, Inc.#	91,686	1,078,227
Electronic Arts, Inc.†#	371,876	4,957,107
UBISOFT Entertainment†(1)	223,020	1,681,941

		7,717,275

Finance-Credit Card - 2.5%

Visa, Inc., Class A#	143,661	18,424,523

Internet Application Software - 0.8%

RealNetworks, Inc.†#	176,824	1,403,983
Splunk, Inc.†#	62,400	2,146,560
Tencent Holdings, Ltd.(1)	67,700	2,075,700

		5,626,243

Internet Connectivity Services - 0.4%

M3, Inc.#(1)	499	2,649,291

Internet Content-Entertainment - 0.6%

Facebook, Inc., Class A†(2)(3)(5)	27,654	474,407
Facebook, Inc., Class B†(2)(3)(5)	47,699	818,281
NetEase, Inc. ADR†	59,360	3,090,875
Renren, Inc. ADR†#	1,156	4,428
Youku.com, Inc. Class A(2)(3)	16	15

		4,388,006

Internet Content-Information/News - 0.6%

Angie’s List, Inc.†#	93,832	897,034
Kakaku.com, Inc.#(1)	89,200	3,189,371
Yelp, Inc.†	13,080	287,760

		4,374,165

Internet Infrastructure Software - 1.2%

F5 Networks, Inc.†#	14,325	1,396,544
TIBCO Software, Inc.†#	256,705	7,680,614

		9,077,158

Internet Security - 0.5%

VeriSign, Inc.†#	77,780	3,708,550

Medical Information Systems - 0.3%

athenahealth, Inc.†#	26,525	2,344,014

Medical Products - 0.5%

Hospira, Inc.†#	70,200	2,357,316
Stryker Corp.#	28,400	1,512,584

		3,869,900

Metal Processors & Fabrication - 0.1%

Catcher Technology Co., Ltd. GDR	39,745	994,023

Miscellaneous Manufacturing - 0.2%

Hiwin Technologies Corp.(1)	222,600	1,613,582

Multimedia - 0.2%

Walt Disney Co.#	26,400	1,306,008

Networking Products - 3.3%

Acme Packet, Inc.†#	113,000	2,157,170
Cisco Systems, Inc.	1,146,160	21,868,733
Ixia†#	57,400	851,816
Palo Alto Networks, Inc.†#	900	57,942

		24,935,661

Semiconductor Components-Integrated Circuits - 5.1%

Analog Devices, Inc.#	63,760	2,533,822
Atmel Corp.†#	507,400	3,008,882
Cypress Semiconductor Corp.†#	94,500	1,097,145
Linear Technology Corp.#	89,200	2,945,830
Marvell Technology Group, Ltd.	358,300	3,647,494
Maxim Integrated Products, Inc.	95,615	2,594,991
QUALCOMM, Inc.	309,652	19,031,212
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,164,000	3,243,443

		38,102,819

Semiconductor Equipment - 2.2%

Applied Materials, Inc.#	288,600	3,373,734
ASM Pacific Technology, Ltd.#(1)	167,000	1,877,533
ASML Holding NV	42,730	2,425,782
Lam Research Corp.†#	173,390	5,917,801
Tokyo Electron, Ltd.(1)	62,500	2,958,637

		16,553,487

Telecom Equipment-Fiber Optics - 2.0%

Ciena Corp.†#	112,500	1,537,875
Finisar Corp.†#	227,100	3,120,354
IPG Photonics Corp.†#	97,800	6,013,722
JDS Uniphase Corp.†#	379,600	4,247,724

		14,919,675

Telecommunication Equipment - 1.6%

Alcatel-Lucent ADR†#	2,609,400	2,948,622
Juniper Networks, Inc.†	502,605	8,765,431

		11,714,053

Telephone-Integrated - 0.0%

Verizon Communications, Inc.#	6,580	282,545

Television - 0.0%

Phoenix New Media, Ltd. ADR†	48,145	182,470

Toys - 1.3%

Nintendo Co., Ltd.(1)	87,500	9,840,736

Virtual Reality Products - 0.3%

RealD, Inc.†#	239,600	2,374,436

Web Hosting/Design - 1.4%

Equinix, Inc.†#	42,730	8,445,585
Rackspace Hosting, Inc.†#	29,550	1,772,409

		10,217,994

Web Portals/ISP - 5.9%

Baidu, Inc. ADR†	95,300	10,620,232
Bitauto Holdings, Ltd. ADR†	14,900	70,328
Dropbox, Inc.†(2)(3)(4)	158,291	1,432,391
Google, Inc., Class A†#	42,721	29,267,730
SINA Corp.†	53,171	2,982,893

		44,373,574

Wireless Equipment - 1.0%

Aruba Networks, Inc.†#	291,300	5,724,045
Motorola Solutions, Inc.	38,705	1,844,680

		7,568,725

Total Common Stock
(cost $660,032,372)		708,871,331

CONVERTIBLE PREFERRED STOCK - 0.7%
Computers-Integrated Systems - 0.0%

Silver Spring Networks, Inc. Series E
8.00%(2)(3)(4)	46,800	351,000

E-Commerce/Services - 0.1%

Coupons.com, Inc. Series B†(2)(3)(4)	108,436	595,677

Human Resources - 0.0%

Workday, Inc. Series F† (2)(3)(4)	11,745	167,719

Internet Content-Information/News - 0.4%

Twitter, Inc. Series E(2)(3)(4)	184,162	2,946,592

Web Portals/ISP - 0.2%

Dropbox, Inc. Series A† (2)(3)(4)	71,096	643,355
Dropbox, Inc. Class A-1 † (2)(3)(4)	60,803	550,212

		1,193,567

Total Convertible Preferred Stock
(cost $2,780,903)		5,254,555

Total Long-Term Investment Securities
(cost $662,813,275)		714,125,886

SHORT-TERM INVESTMENT SECURITIES - 9.5%
Registered Investment Companies - 9.4%
State Street Navigator Securities Lending Prime Portfolio(6)	65,004,218	65,004,218
T. Rowe Price Reserve Investment Fund	5,236,430	5,236,430

		70,240,648

Time Deposits - 0.1%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/04/2012	$841,000	841,000

Total Short-Term Investment Securities
(cost $71,081,648)		71,081,648

REPURCHASE AGREEMENT - 3.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 08/31/2012, to be repurchased 09/04/2012 in the amount of $26,591,030 and collateralized by $20,085,000 of United States Treasury Notes, bearing interest at 4.50%, due 02/15/2036 and having an approximate value of $27,125,797

(cost $26,591,000)	26,591,000	26,591,000

TOTAL INVESTMENTS
(cost $760,485,923) (7)	108.9%	811,798,534
Liabilities in excess of other assets	(8.9)	(66,174,471)

NET ASSETS	100.0%	$745,624,063

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $56,720,719 representing 7.5% of net assets. Securities are classified as Level 2 based on The securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $7,979,648 representing 1.4% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2012, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Coupons.com, Inc. Series B Convertible Preferred Stock	06/01/2011	54,218	$595,677
	08/18/2011	54,218	—

		108,436	595,677	$595,677	$5.49	0.08%

Dropbox, Inc.
Common Stock	05/01/2012	158,291	1,432,800	1,432,391	9.05	0.19

Dropbox, Inc.
Class A-1
Convertible Preferred Stock	05/01/2012	60,803	550,212	550,212	9.05	0.07
Dropbox, Inc.
Series A
Convertible Preferred Stock	05/01/2012	12,378	112,010
	05/29/2012	58,718	531,345

		71,096	643,355	643,355	9.05	0.09

FaceBook Inc.
Series A
Common Stock	08/12/2011	19,154	596,592
	12/29/2011	8,500	231,625

		27,654	828,217	474,407	17.16	0.06

FaceBook Inc. Series B
Common Stock	03/31/2011	41,658	1,041,450
	05/19/2011	6,041	151,309

		47,699	1,192,759	818,281	17.16	0.11

Silver Spring Networks, Inc.
Series E
Convertible Preferred Stock	12/11/2009	46,800	468,000	351,000	7.50	0.05
Twitter, Inc.
Series E
Preferred Stock	09/24/2009	23,021	367,920
	01/11/2011	46,040	—
	08/22/2011	115,101	—

		184,162	367,920	2,946,592	16.00	0.40

Workday, Inc. Series F
Convertible Preferred Stock	10/13/2011	11,745	155,739	167,719	14.28	0.02

Youku.Com, Inc. Series A
Common Stock	07/11/2011	16	0	15	0.93	0.00

				$7,979,649		1.07%

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(6)	At August 31, 2012, the Fund had loaned securities with a total value of $63,763,756. This was secured by collateral of $65,004,218, which was received in cash and subsequently invested in short-term investments currently value at $65,004,218 as reported in the portfolio of investments. Additional collateral of $477,869 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
United States Treasury Notes/Bonds	1.25% to 2.75%	01/31/2014 to 02/15/2019	$477,869

(7)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Applications Software	$72,142,352	$—	$—	$72,142,352
Computers	98,980,411	2,089,445	—	101,069,856
Electronic Components-Semiconductors	59,364,979	10,965,836	—	70,330,815
Semiconductor Components-Integrated Circuits	34,859,376	3,243,443	—	38,102,819
Web Portals/ISP	42,941,183	—	1,432,391	44,373,574
Other Industries*	341,137,217	41,714,698	—	382,851,915
Convertible Preferred Stock	—	—	5,254,555	5,254,555
Short-Term Investment Securities:
Registered Investment Companies	70,240,648	—	—	70,240,648
Time Deposits	—	841,000	—	841,000
Repurchase Agreement	—	26,591,000	—	26,591,000

Total	$719,666,166	$85,445,422	$6,686,946	$811,798,534

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $55,409,054 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.3%
Advanced Materials - 1.3%

Hexcel Corp.†#	43,163	$978,505

Aerospace/Defense - 1.0%

Teledyne Technologies, Inc.†	11,900	767,669

Aerospace/Defense-Equipment - 1.2%

HEICO Corp., Class A	31,976	950,646

Apparel Manufacturers - 1.0%

Under Armour, Inc., Class A†	13,588	790,957

Applications Software - 2.9%

Infoblox, Inc.†#	44,110	961,157
InterXion Holding NV†	34,480	658,223
Tangoe, Inc.†#	37,330	604,746

		2,224,126

Auto/Truck Parts & Equipment-Replacement - 0.6%

Commercial Vehicle Group, Inc.†#	53,230	449,794

B2B/E-Commerce - 1.3%

SPS Commerce, Inc.†#	28,030	979,649

Banks-Commercial - 1.4%

Signature Bank†#	15,969	1,032,076

Chemicals-Diversified - 1.4%

Rockwood Holdings, Inc.	21,900	1,036,746

Commercial Services - 1.4%

HMS Holdings Corp.†#	30,596	1,054,338

Commercial Services-Finance - 2.2%

Heartland Payment Systems, Inc.	31,700	963,046
Wright Express Corp.†#	11,275	742,346

		1,705,392

Computer Aided Design - 1.9%

Aspen Technology, Inc.†#	57,772	1,408,481

Computer Data Security - 2.0%

Fortinet, Inc.†#	56,514	1,498,186

Computers-Voice Recognition - 0.5%

Vocera Communications, Inc.†	13,040	367,206

Consulting Services - 2.0%

Gartner, Inc.†#	16,191	799,673
Huron Consulting Group, Inc.†	22,600	729,302

		1,528,975

Consumer Products-Misc. - 0.8%

Tumi Holdings, Inc.†#	30,160	635,170

Cosmetics & Toiletries - 2.0%

Elizabeth Arden, Inc.†#	32,880	1,530,235

Dental Supplies & Equipment - 1.7%

Align Technology, Inc.†#	37,604	1,276,656

Diagnostic Kits - 1.0%

OraSure Technologies, Inc.†#	80,750	784,083

Distribution/Wholesale - 2.8%

Beacon Roofing Supply, Inc.†#	34,920	982,649
LKQ Corp.†	29,950	1,130,313

		2,112,962

E-Marketing/Info - 1.2%

ExactTarget, Inc.†#	44,860	949,686

Electronic Components-Misc. - 0.5%

OSI Systems, Inc.†	2,200	163,020
SemiLEDs Corp.†#	127,083	247,812

		410,832

Electronic Components-Semiconductors - 3.4%

Cree, Inc.†	41,515	1,170,723
Microsemi Corp.†#	69,495	1,383,645

		2,554,368

Enterprise Software/Service - 4.2%

Concur Technologies, Inc.†#	14,600	1,057,040
Proofpoint, Inc.†	42,590	552,818
Ultimate Software Group, Inc.†#	16,338	1,620,566

		3,230,424

Finance-Consumer Loans - 1.9%

Portfolio Recovery Associates, Inc.†#	14,761	1,481,266

Finance-Other Services - 1.1%

MarketAxess Holdings, Inc.#	26,304	856,721

Food-Misc./Diversified - 1.6%

Hain Celestial Group, Inc.†#	17,853	1,231,678

Human Resources - 1.7%

Team Health Holdings, Inc.†	45,223	1,291,117

Instruments-Scientific - 1.0%

FEI Co.#	13,690	735,290

Insurance-Property/Casualty - 1.6%

Amtrust Financial Services, Inc.#	47,947	1,249,973

Internet Telephone - 1.1%

BroadSoft, Inc.†#	23,756	860,205

Investment Management/Advisor Services - 0.8%

Financial Engines, Inc.†#	28,765	612,695

Machinery-General Industrial - 1.7%

Middleby Corp.†	11,180	1,287,377

Machinery-Pumps - 1.3%

Graco, Inc.#	20,549	1,015,121

Medical Instruments - 1.5%

Conceptus, Inc.†	5,500	104,555
DexCom, Inc.†#	65,275	868,157
Endologix, Inc.†#	13,410	160,518

		1,133,230

Medical Products - 3.5%

ABIOMED, Inc.†#	27,394	611,708
Cyberonics, Inc.†#	25,832	1,289,792
Globus Medical, Inc., Class A†#	46,300	737,096

		2,638,596

Medical-Biomedical/Gene - 4.9%

Aegerion Pharmaceuticals, Inc.†#	36,375	506,340
Amarin Corp. PLC ADR†#	41,550	568,819
Ariad Pharmaceuticals, Inc.†#	19,300	396,808
Dynavax Technologies Corp.†#	101,960	398,664
Exact Sciences Corp.†#	44,300	439,899
NPS Pharmaceuticals, Inc.†#	108,518	826,907
Seattle Genetics, Inc.†#	21,230	563,444

		3,700,881

Medical-Drugs - 3.7%

Amicus Therapeutics, Inc.†#	75,620	370,538
Idenix Pharmaceuticals, Inc.†#	47,986	271,121
Jazz Pharmaceuticals PLC†#	27,060	1,231,501

Medivation, Inc.†	9,242	969,116

		2,842,276

Medical-Hospitals - 1.0%

Acadia Healthcare Co., Inc.†	41,600	797,888

Metal Processors & Fabrication - 1.3%

RBC Bearings, Inc.†#	21,687	997,385

Multimedia - 0.9%

Demand Media, Inc.†#	66,400	673,960

Oil & Gas Drilling - 1.0%

Atwood Oceanics, Inc.†#	16,200	749,736

Oil Companies-Exploration & Production - 3.1%

Energy XXI Bermuda, Ltd.#	27,709	911,349
Kodiak Oil & Gas Corp.†	81,641	729,870
Oasis Petroleum, Inc.†	25,620	751,435

		2,392,654

Oil-Field Services - 1.1%

Core Laboratories NV#	6,564	802,055

Quarrying - 1.4%

Compass Minerals International, Inc.#	14,563	1,045,915

Recreational Centers - 1.0%

Life Time Fitness, Inc.†#	16,400	778,672

Retail-Apparel/Shoe - 1.4%

DSW, Inc., Class A#	16,080	1,037,482

Retail-Building Products - 0.3%

Tile Shop Hldgs, Inc.†	20,800	261,040

Retail-Perfume & Cosmetics - 1.4%

Ulta Salon Cosmetics & Fragrance, Inc.	10,974	1,031,556

Retail-Restaurants - 0.9%

BJ’s Restaurants, Inc.†#	16,579	680,568

Retail-Sporting Goods - 1.7%

Cabela’s, Inc.†#	27,380	1,314,514

Retail-Vitamins & Nutrition Supplements - 1.9%

Vitamin Shoppe, Inc.†#	26,585	1,425,222

Schools - 1.8%

Grand Canyon Education, Inc.†#	64,810	1,368,787

Seismic Data Collection - 1.0%

OYO Geospace Corp.†#	7,910	724,477

Semiconductor Components-Integrated Circuits - 1.6%

Cirrus Logic, Inc.†#	28,430	1,184,678

Semiconductor Equipment - 0.6%

Intermolecular, Inc.†#	58,309	431,487

Therapeutics - 2.5%

BioMarin Pharmaceutical, Inc.†#	26,590	992,871
Questcor Pharmaceuticals, Inc.†#	20,800	903,552

		1,896,423

Transport-Truck - 2.8%

Old Dominion Freight Line, Inc.†	25,054	1,121,918
Roadrunner Transportation Systems, Inc.†#	57,289	1,001,412

		2,123,330

Vitamins & Nutrition Products - 0.9%

Natural Grocers by Vitamin Cottage, Inc.†#	32,100	689,508

Wireless Equipment - 1.6%

Aruba Networks, Inc.†#	60,400	1,186,860

Total Long-Term Investment Securities
(cost $64,341,268)		74,787,785

SHORT-TERM INVESTMENT SECURITIES - 10.1%
Registered Investment Companies - 10.1%
State Street Navigator Securities Lending Prime Portfolio (1)
(cost $7,703,162)	7,703,162	7,703,162

REPURCHASE AGREEMENT - 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/12, to be repurchased 09/04/12 in the amount of $1,296,000 and collateralized by $1,325,000 of Federal Home Loan Mtg. Corp. Disc. Notes, bearing interest at 0.68% due 09/28/2012 and having approximate value of $1,324,338 (cost $1,296,000)	$1,296,000	1,296,000

TOTAL INVESTMENTS
(cost $73,340,430) (2)	110.1%	83,786,947
Liabilities in excess of other assets	(10.1)	(7,708,585)

NET ASSETS	100.0%	$76,078,362

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2012, the Fund had loaned securities with a total value of $7,553,527. This was secured by collateral of $7,703,162, which was received in cash and subsequently invested in short-term investments currently valued at $7,703,162 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$74,787,785	$—	$—	$74,787,785
Short-Term Investment Securities:
Registered Investment Companies	7,703,162	—	—	7,703,162
Repurchase Agreement	—	1,296,000	—	1,296,000

Total	$82,490,947	$1,296,000	$—	$83,786,947

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.5%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.†	25,700	$191,979
Hexcel Corp.†#	13,900	315,113
STR Holdings, Inc.†#	24,600	78,474

		585,566

Advertising Agencies - 0.7%

Interpublic Group of Cos., Inc.#	188,227	2,002,735

Advertising Services - 0.0%

Marchex, Inc., Class B	26,400	89,496

Aerospace/Defense - 0.6%

Aerovironment, Inc.†	61,745	1,473,236
Teledyne Technologies, Inc.†	4,500	290,295

		1,763,531

Aerospace/Defense-Equipment - 0.8%

Ducommun, Inc.†	6,400	93,952
LMI Aerospace, Inc.†	6,100	118,767
Moog, Inc., Class A†#	6,400	234,432
Triumph Group, Inc.	32,831	1,951,146

		2,398,297

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†#	4,700	105,421

Agricultural Operations - 0.1%

Cadiz, Inc.†	14,400	117,504
MGP Ingredients, Inc.	13,100	42,968

		160,472

Airlines - 0.1%

Allegiant Travel Co.†#	6,300	417,312

Apparel Manufacturers - 0.1%

Carter’s, Inc.†	3,100	172,701
Under Armour, Inc., Class A†#	4,600	267,766

		440,467

Applications Software - 1.4%

Actuate Corp.†#	141,729	990,686
Bsquare Corp.†	13,900	39,059
Callidus Software, Inc.†	19,500	87,165
EPIQ Systems, Inc.#	19,800	232,056
Parametric Technology Corp.†	74,240	1,577,600
PDF Solutions, Inc.†	26,522	319,590
Progress Software Corp.†#	14,950	287,488
Quest Software, Inc.†	9,300	259,935
RealPage, Inc.†#	15,600	397,956

		4,191,535

Auto Repair Centers - 0.2%

Monro Muffler Brake, Inc.#	15,125	511,981
TravelCenters of America LLC†	24,000	126,000

		637,981

Auto-Cars/Light Trucks - 0.0%

Tesla Motors, Inc.†#	1,200	34,224

Auto/Truck Parts & Equipment-Original - 1.8%

Dana Holding Corp.#	114,605	1,565,504
Miller Industries, Inc.	10,000	153,400
SORL Auto Parts, Inc.†	15,300	29,835
Spartan Motors, Inc.	21,600	107,784
Strattec Security Corp.	8,300	181,770
Titan International, Inc.#	91,044	1,900,999
TRW Automotive Holdings Corp.†	36,952	1,615,172

		5,554,464

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	6,700	56,615

Banks-Commercial - 7.6%

1st United Bancorp, Inc.†	14,300	86,658
Alliance Financial Corp.	4,500	165,015
American National Bankshares, Inc.	5,900	131,570
American River Bankshares†	19,500	133,185
Berkshire Bancorp, Inc.†	6,500	54,275
Capital City Bank Group, Inc.	9,600	85,824
Citizens Holding Co.	4,500	86,985
CNB Financial Corp.	8,500	140,845
CoBiz Financial, Inc.	10,900	77,172
Commerce Bancshares, Inc.#	42,809	1,722,206
CVB Financial Corp.#	181,194	2,165,268
East West Bancorp, Inc.#	103,945	2,280,553
Enterprise Bancorp, Inc.	10,621	168,237
Enterprise Financial Services Corp.	10,000	123,700
Farmers Capital Bank Corp.†	20,900	198,341
Financial Institutions, Inc.	6,500	113,750
First Community Bancshares, Inc./VA	9,300	138,198
First Horizon National Corp.	7,900	70,784
FNB Corp.#	155,977	1,707,948
Glacier Bancorp, Inc.#	25,571	394,049
Heritage Commerce Corp.†	25,500	168,555
Heritage Financial Corp.	8,300	116,117
LNB Bancorp, Inc.	16,300	100,082
Merchants Bancshares, Inc.	4,600	128,846
Metro Bancorp, Inc.†	10,500	131,775
MetroCorp Bancshares, Inc.†	8,000	84,560
MidWestOne Financial Group, Inc.	5,400	117,936
Northrim BanCorp, Inc.	7,100	146,260
Ohio Valley Banc Corp.	6,400	122,240
Pacific Continental Corp.	13,000	116,870
Park Sterling Corp.†	25,200	120,960
Pinnacle Financial Partners, Inc.†#	6,200	118,668
Preferred Bank†	3,320	42,795
Prosperity Bancshares, Inc.#	10,300	433,630
Sierra Bancorp	9,400	102,272
Signature Bank†	11,000	710,930
Southwest Bancorp, Inc.†	13,500	149,310
Suffolk Bancorp†	9,100	137,774
Susquehanna Bancshares, Inc.#	211,977	2,227,878
Synovus Financial Corp.#	53,800	111,904
TCF Financial Corp.#	19,100	212,392
Texas Capital Bancshares, Inc.†#	61,468	2,828,757
United Security Bancshares	19,339	46,800
Valley National Bancorp.#	26,072	252,899
Washington Banking Co.	13,800	188,094
Washington Trust Bancorp, Inc.#	7,100	175,796
West Bancorporation, Inc.	14,344	145,448
Westamerica Bancorporation#	7,400	344,470
Western Alliance Bancorp†#	29,900	278,369
Wintrust Financial Corp.#	52,406	1,960,509
Zions Bancorporation#	80,020	1,540,385

		23,407,844

Banks-Fiduciary - 0.3%

Boston Private Financial Holdings, Inc.#	99,462	943,894

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	5,100	67,422

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†	21,600	25,920

Brewery - 0.1%

Craft Brew Alliance, Inc.†	18,800	149,460

Broadcast Services/Program - 0.0%

Outdoor Channel Holdings, Inc.	18,800	131,224

Building & Construction Products-Misc. - 0.4%

Gibraltar Industries, Inc.†#	5,550	60,662
Interline Brands, Inc.†#	12,300	313,158
Louisiana-Pacific Corp.†#	36,500	489,830
NCI Building Systems, Inc.†	10,700	115,025
Quanex Building Products Corp.#	19,900	348,250

		1,326,925

Building & Construction-Misc. - 0.0%

Aegion Corp.†#	5,500	107,360

Building Products-Air & Heating - 0.2%

American DG Energy, Inc.†	20,300	40,600
Lennox International, Inc.	12,200	579,622

		620,222

Building Products-Cement - 1.3%

Eagle Materials, Inc.	81,729	3,485,742
Headwaters, Inc.†	31,900	212,135
Martin Marietta Materials, Inc.#	2,100	160,398

		3,858,275

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	16,100	122,682

Building-Maintance & Services - 0.5%

ABM Industries, Inc.#	74,038	1,497,048

Building-Residential/Commercial - 1.1%

Meritage Homes Corp.†#	89,387	3,331,454
Standard Pacific Corp.†#	20,300	136,010

		3,467,464

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	15,000	113,100

Casino Services - 0.5%

Bally Technologies, Inc.†#	32,888	1,456,610

Chemicals-Diversified - 1.5%

FMC Corp.#	37,698	2,047,755
Innophos Holdings, Inc.	40,172	1,899,734
Rockwood Holdings, Inc.	16,900	800,046

		4,747,535

Chemicals-Plastics - 0.7%

Landec Corp.†	18,600	182,280
PolyOne Corp.#	134,714	2,125,787

		2,308,067

Chemicals-Specialty - 0.0%

KMG Chemicals, Inc.	7,800	142,974

Circuit Boards - 0.0%

UQM Technologies, Inc.†	57,300	57,873

Coal - 0.2%

Cloud Peak Energy, Inc.†	22,300	392,257
James River Coal Co.†	43,200	123,120
Walter Energy, Inc.	2,600	85,020
Westmoreland Coal Co.†#	19,700	152,281

		752,678

Commercial Services - 1.1%

Collectors Universe	7,200	105,696
HMS Holdings Corp.†#	15,500	534,130
Intersections, Inc.	12,500	137,125
Mac-Gray Corp.	10,700	139,956
Providence Service Corp.†	7,700	87,857
Quanta Services, Inc.†	7,617	182,808
RPX Corp.†#	1,700	19,958
Team, Inc.†#	72,284	2,260,321

		3,467,851

Commercial Services-Finance - 0.7%

Asset Acceptance Capital Corp.†	26,100	169,911
Global Payments, Inc.	4,100	170,765
Green Dot Corp., Class A†#	1,300	14,885
Heartland Payment Systems, Inc.#	62,770	1,906,953

		2,262,514

Communications Software - 0.1%

Digi International, Inc.†	13,300	137,389
Jive Software, Inc.†#	8,700	131,283

		268,672

Computer Data Security - 0.1%

Fortinet, Inc.†	5,600	148,456

Computer Services - 0.0%

Carbonite, Inc.†	2,610	19,613
Dynamics Research Corp.†	10,000	59,500

		79,113

Computer Software - 0.9%

Avid Technology, Inc.†#	12,100	111,441
DynaVox, Inc., Class A†#	10,000	8,761
Eloqua, Inc.†#	5,300	74,147
SS&C Technologies Holdings, Inc.†	110,320	2,446,898

		2,641,247

Computers-Integrated Systems - 1.3%

3D Systems Corp.†#	19,600	856,716
Cray, Inc.†#	20,200	230,482
Jack Henry & Associates, Inc.#	74,705	2,761,097
Radisys Corp.†	15,700	57,305

		3,905,600

Computers-Memory Devices - 0.1%

Datalink Corp.†	11,100	92,685
Dot Hill Systems Corp.†	87,300	98,649
Netlist, Inc.†	37,900	64,809
Xyratex, Ltd.	2,500	27,650

		283,793

Computers-Periphery Equipment - 0.3%

Immersion Corp.†	25,600	146,944
Synaptics, Inc.†#	23,836	725,091

		872,035

Consulting Services - 0.8%

Forrester Research, Inc.#	6,000	175,680
Hackett Group, Inc.†	27,900	104,625
Information Services Group, Inc.†	42,400	51,728
MAXIMUS, Inc.	37,309	2,029,237
PDI, Inc.†	9,800	68,012
Zillow, Inc., Class A†#	1,100	45,771

		2,475,053

Consumer Products-Misc. - 0.0%

Kid Brands, Inc.†	18,000	17,100
Tumi Holdings, Inc.†#	5,900	124,254

		141,354

Containers-Paper/Plastic - 0.7%

Graphic Packaging Holding Co.†	393,254	2,198,290

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.	3,421	15,702

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	5,300	267,226
Official Payments Holdings, Inc.†	23,100	91,938

		359,164

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†#	13,200	390,192

Diagnostic Equipment - 0.0%

CardioNet, Inc.†	44,400	100,788

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	23,900	422,552

Direct Marketing - 0.0%

ValueVision Media, Inc., Class A†	18,400	34,960

Disposable Medical Products - 0.0%

Rochester Medical Corp.†	10,900	120,118

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†#	88,032	2,477,221
Owens & Minor, Inc.#	5,800	162,342
Pool Corp.#	11,111	437,662

		3,077,225

Diversified Manufacturing Operations - 1.2%

A.O. Smith Corp.	2,250	123,097
AZZ, Inc.	11,400	362,064
Colfax Corp.†#	1,900	62,491
EnPro Industries, Inc.†#	11,100	416,694
Fabrinet†#	6,300	75,474
Koppers Holdings, Inc.	12,400	401,884
Lydall, Inc.†	14,100	180,903
Park-Ohio Holdings Corp.†	9,200	197,892
Standex International Corp.	3,600	160,704
Trinity Industries, Inc.#	60,273	1,708,137

		3,689,340

Diversified Minerals - 0.1%

AMCOL International Corp.#	8,300	249,581

Diversified Operations - 0.1%

Horizon Pharma, Inc.†	27,700	122,988
Resource America, Inc., Class A	31,400	199,076

		322,064

E-Commerce/Products - 0.1%

1-800-FLOWERS.COM, Inc., Class A†	40,600	145,957

E-Commerce/Services - 0.1%

OpenTable, Inc.†#	5,300	224,985

E-Marketing/Info - 0.7%

Active Network, Inc.†#	7,600	85,576
ValueClick, Inc.†#	127,702	2,076,435

		2,162,011

E-Services/Consulting - 0.1%

Saba Software, Inc.†#	8,200	77,080
Sapient Corp.†	18,000	181,980

		259,060

Electric Products-Misc. - 0.0%

Graham Corp.	5,800	110,258

Electric-Integrated - 0.7%

Cleco Corp.	3,400	139,162
El Paso Electric Co.	11,700	387,153
Empire District Electric Co.	5,900	124,549
NorthWestern Corp.	5,000	183,000
OGE Energy Corp.	8,900	481,045
PNM Resources, Inc.#	23,200	477,224
UNS Energy Corp.#	11,200	448,672

		2,240,805

Electronic Components-Misc. - 1.6%

OSI Systems, Inc.†	43,916	3,254,176
Pulse Electronics Corp.	30,400	34,048
Sanmina-SCI Corp.†#	181,374	1,567,071

		4,855,295

Electronic Components-Semiconductors - 2.5%

AuthenTec, Inc.†	12,100	96,921
AXT, Inc.†	29,500	98,825
Cavium, Inc.†#	14,700	474,810
Diodes, Inc.†#	104,062	1,924,107
First Solar, Inc.†#	4,900	97,951
GT Advanced Technologies, Inc.†#	17,800	103,240
Intersil Corp., Class A#	20,700	182,781
Kopin Corp.†#	17,100	59,679
Lattice Semiconductor Corp.†#	314,164	1,222,098
Mindspeed Technologies, Inc.†	2,902	7,516
PLX Technology, Inc.†	18,300	104,310
PMC - Sierra, Inc.†#	79,000	462,150
Rubicon Technology, Inc.†	11,000	92,620
Semtech Corp.†#	88,227	2,163,326
Silicon Laboratories, Inc.†	10,000	382,400
Supertex, Inc.†#	5,600	96,824

		7,569,558

Electronic Design Automation - 0.9%

Cadence Design Systems, Inc.†#	202,252	2,669,726

Electronic Measurement Instruments - 0.3%

Analogic Corp.	1,900	132,069
CyberOptics Corp.†	18,900	120,204
ESCO Technologies, Inc.#	11,000	389,730
Measurement Specialties, Inc.†#	2,400	77,952
National Instruments Corp.#	6,300	162,288
Orbotech, Ltd.†	12,500	104,000

		986,243

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.#	4,500	267,615

Electronics-Military - 0.0%

M/A-COM Technology Solutions Holdings, Inc.†#	8,900	102,528

Energy-Alternate Sources - 0.2%

Ascent Solar Technologies, Inc.†	33,000	55,110
FuelCell Energy, Inc.†	49,000	48,510
Ocean Power Technologies, Inc.†	17,900	49,941
REX American Resources Corp.†	4,600	80,040
Saratoga Resources, Inc.†	17,300	90,479
Solazyme, Inc.†	10,800	129,492

		453,572

Engineering/R&D Services - 0.0%

VSE Corp.	200	4,567

Enterprise Software/Service - 1.0%

American Software, Inc., Class A	11,600	95,584
Ariba, Inc.†	12,500	558,625
Concur Technologies, Inc.†#	5,000	362,000
MedAssets, Inc.†	400	6,828
MicroStrategy, Inc., Class A†	14,930	1,873,864
Proofpoint, Inc.†	3,500	45,430
PROS Holdings, Inc.†#	8,800	152,064
QLIK Technologies, Inc.†#	2,200	46,530

		3,140,925

Environmental Monitoring & Detection - 0.2%

Mine Safety Appliances Co.	13,400	467,258

Finance-Consumer Loans - 0.0%

ASTA Funding, Inc.	13,200	125,664

Finance-Investment Banker/Broker - 0.8%

Diamond Hill Investment Group, Inc.	1,700	124,117
E*TRADE Financial Corp.†	37,600	322,232
Evercore Partners, Inc., Class A#	54,987	1,358,179
FBR & Co.†	24,645	74,674
Gleacher & Co., Inc.†	20,600	17,098
JMP Group, Inc.	16,300	87,857
KBW, Inc.#	8,900	136,081
Piper Jaffray Cos.†#	5,100	125,511
SWS Group, Inc.†	21,300	127,161

		2,372,910

Finance-Leasing Companies - 0.1%

California First National Bancorp	6,000	98,400
Marlin Business Services Corp.	7,500	124,050

		222,450

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	5,000	123,800

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.	25,977	342,896
MGIC Investment Corp.†#	14,800	17,464
Radian Group, Inc.#	29,500	99,120

		459,480

Food-Baking - 0.1%

Flowers Foods, Inc.	9,600	198,240

Food-Canned - 0.7%

Seneca Foods Corp., Class B†	400	11,928
TreeHouse Foods, Inc.†#	43,855	2,278,267

		2,290,195

Food-Misc./Diversified - 0.8%

Ingredion, Inc.	36,397	1,959,251
Inventure Foods, Inc.†	17,900	107,579
John B. Sanfilippo & Son, Inc.†	12,100	187,429
Overhill Farms, Inc.†	18,500	85,100
Senomyx, Inc.†#	47,700	90,630

		2,429,989

Food-Retail - 0.2%

Fresh Market, Inc.†	12,300	709,956

Food-Wholesale/Distribution - 0.7%

United Natural Foods, Inc.†#	39,681	2,280,864

Footwear & Related Apparel - 0.1%

Heelys, Inc.†	56,600	99,050
R.G. Barry Corp.	9,700	139,098

		238,148

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.	43,334	108,335
Isle of Capri Casinos, Inc.†	23,400	146,484
Lakes Entertainment, Inc.†	30,400	75,392

		330,211

Garden Products - 0.1%

Toro Co.	11,400	424,080

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.#	1,700	79,611
Delta Natural Gas Co., Inc.	7,600	149,720
Southwest Gas Corp.	12,000	513,000
UGI Corp.	68,259	2,080,534

		2,822,865

Gold Mining - 0.5%

Allied Nevada Gold Corp.†#	14,281	465,275
Detour Gold Corp.†	17,197	432,651
Franco-Nevada Corp.	8,900	461,725
Vista Gold Corp.†	24,300	74,844

		1,434,495

Healthcare Safety Devices - 0.0%

Alpha PRO Tech, Ltd.†	30,000	41,700

Heart Monitors - 0.1%

HeartWare International, Inc.†#	1,600	143,312

Home Furnishings - 0.8%

American Woodmark Corp.†#	8,500	164,560
Ethan Allen Interiors, Inc.	2,700	59,616
Hooker Furniture Corp.	9,100	103,285
La-Z-Boy, Inc.†#	140,953	1,945,151
Sealy Corp.†	55,400	88,640

		2,361,252

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	87,680

Human Resources - 0.2%

Barrett Business Services, Inc.	6,700	169,778

Cross Country Healthcare, Inc.†	20,000	81,000
CTPartners Executive Search, Inc.†	3,400	12,648
Hudson Global, Inc.†	23,600	109,504
Kforce, Inc.†	21,200	248,464
Korn/Ferry International†	8,000	114,400

		735,794

Independent Power Producers - 0.1%

GenOn Energy, Inc.†	141,680	358,450
Synthesis Energy Systems, Inc.†#	4,300	5,762

		364,212

Industrial Audio & Video Products - 0.0%

Iteris, Inc.†	76,210	115,839

Industrial Automated/Robotic - 0.1%

Adept Technology, Inc.†	23,000	97,750
Hurco Cos., Inc.†	5,000	103,450

		201,200

Instruments-Controls - 0.8%

Watts Water Technologies, Inc., Class A#	66,253	2,428,172
Woodward, Inc.	5,300	185,129

		2,613,301

Insurance Brokers - 0.7%

Arthur J. Gallagher & Co.#	59,747	2,134,163
Brown & Brown, Inc.	4,900	128,576

		2,262,739

Insurance-Life/Health - 0.1%

Independence Holding Co.	20,460	208,487

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	50,327	1,890,282
Fortegra Financial Corp.†#	9,600	76,512
Kemper Corp.#	5,600	171,360

		2,138,154

Insurance-Property/Casualty - 2.1%

Hallmark Financial Services, Inc.†	13,000	103,870
HCC Insurance Holdings, Inc.	12,600	416,808
Infinity Property & Casualty Corp.	12,200	684,420
Markel Corp.†	5,407	2,351,504
RLI Corp.#	5,000	316,800
SeaBright Holdings, Inc.#	5,800	63,684
Selective Insurance Group, Inc.#	24,900	446,457
State Auto Financial Corp.	2,000	28,100
Universal Insurance Holdings, Inc.	28,300	99,050
WR Berkley Corp.#	53,124	1,985,775

		6,496,468

Internet Application Software - 0.0%

Splunk, Inc.†	3,100	106,640

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	21,200	133,560

Internet Content-Entertainment - 0.1%

Pandora Media, Inc.†#	15,000	179,850

Internet Content-Information/News - 0.2%

Angie’s List, Inc.†#	16,500	157,740
Bankrate, Inc.†#	13,800	237,084
TheStreet, Inc.	48,200	66,998

		461,822

Internet Financial Services - 0.0%

Online Resources Corp.†	30,900	81,885

Internet Infrastructure Software - 0.8%

support.com, Inc.†	31,500	97,020
TeleCommunication Systems, Inc., Class A†	28,000	49,280
TIBCO Software, Inc.†#	72,821	2,178,804
Unwired Planet, Inc.†	75,400	128,934

		2,454,038

Internet Security - 0.3%

iPass, Inc.†	49,900	90,818
Sourcefire, Inc.†#	14,400	747,216
Zix Corp.†	41,500	106,655

		944,689

Investment Companies - 0.2%

Arlington Asset Investment Corp., Class A	6,300	144,270
Gladstone Capital Corp.	12,000	103,080
KCAP Financial, Inc.	16,700	144,288
NGP Capital Resources Co.	13,000	97,110

		488,748

Investment Management/Advisor Services - 1.0%

Affiliated Managers Group, Inc.†#	14,849	1,746,539
Cohen & Steers, Inc.#	10,400	351,000
Financial Engines, Inc.†#	18,000	383,400
Manning & Napier, Inc.	8,400	99,876
National Financial Partners Corp.†#	5,700	84,018
Pzena Investment Management, Inc., Class A	3,700	18,611
Waddell & Reed Financial, Inc., Class A	9,500	281,200

		2,964,644

Lasers-System/Components - 1.3%

Cymer, Inc.†#	37,740	2,139,858
Electro Scientific Industries, Inc.#	121,399	1,488,352
Newport Corp.†	9,000	111,870
Rofin-Sinar Technologies, Inc.†#	10,700	232,511

		3,972,591

Leisure Products - 1.1%

Brunswick Corp.#	125,341	2,969,328
Johnson Outdoors, Inc., Class A†	6,800	137,972
Marine Products Corp.	23,100	135,597

		3,242,897

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.#	18,500	1,186,960

Machinery-Construction & Mining - 0.0%

Terex Corp.†	2,600	57,382

Machinery-General Industrial - 1.4%

Albany International Corp., Class A#	13,300	280,896
Flow International Corp.†	35,000	115,500
Gardner Denver, Inc.	32,418	1,954,157
IDEX Corp.#	45,909	1,829,933

Kadant, Inc.†	3,600	81,828
Tennant Co.#	3,200	134,240

		4,396,554

Machinery-Material Handling - 0.1%

Cascade Corp.#	4,100	201,187

Machinery-Pumps - 0.2%

Graco, Inc.	10,000	494,000

Medical Instruments - 0.3%

Bruker Corp.†#	16,100	194,971
Cardiovascular Systems, Inc.†	12,200	113,704
CryoLife, Inc.	17,000	91,800
Edwards Lifesciences Corp.†	1,200	122,532
Integra LifeSciences Holdings Corp.†	2,000	78,680
Synergetics USA, Inc.†	15,761	80,696
TranS1, Inc.†	40,300	106,392
Vascular Solutions, Inc.†	15,000	196,650

		985,425

Medical Labs & Testing Services - 0.0%

BioClinica, Inc.†	25,200	132,552

Medical Laser Systems - 0.1%

LCA-Vision, Inc.†	18,900	81,081
Palomar Medical Technologies, Inc.†	11,000	96,250

		177,331

Medical Products - 2.5%

Accuray, Inc.†#	1,037	6,357
Cardica, Inc.†	33,400	56,780
Chindex International, Inc.†	7,100	74,337
Cooper Cos., Inc.	4,900	410,865
Haemonetics Corp.†#	26,330	1,939,731
Orthofix International NV†	23,046	975,307
PSS World Medical, Inc.†#	5,800	125,222
Span-America Medical Systems, Inc.	3,100	51,863
Teleflex, Inc.#	26,140	1,726,024
Tornier NV†	1,600	28,672
Wright Medical Group, Inc.†#	114,540	2,370,978

		7,766,136

Medical Sterilization Products - 0.1%

STERIS Corp.	8,400	287,616

Medical-Biomedical/Gene - 3.1%

AMAG Pharmaceuticals, Inc.†#	3,900	57,681
Astex Pharmaceuticals†	59,400	168,102
Bio-Rad Laboratories, Inc., Class A†	16,787	1,685,079
Charles River Laboratories International, Inc.†	46,978	1,706,241
Cubist Pharmaceuticals, Inc.†#	61,497	2,841,161
Enzo Biochem, Inc.†	33,500	62,980
Exelixis, Inc.†#	28,400	125,812
Geron Corp.†	77,000	212,520
GTx, Inc.†	37,700	138,736
Harvard Bioscience, Inc.†	30,000	114,900
Incyte Corp., Ltd.†#	34,400	688,344
Maxygen, Inc.	18,100	111,134
Medicines Co.†	11,500	295,435
Oncothyreon, Inc.†	21,500	113,735
Pacific Biosciences of California, Inc.†	55,100	108,547
Regeneron Pharmaceuticals, Inc.†#	4,300	636,615
Repligen Corp.†	34,500	196,305
Seattle Genetics, Inc.†#	6,700	177,818
Transcept Pharmaceuticals, Inc.†	13,000	86,840
XOMA Corp.†	46,000	159,620

		9,687,605

Medical-Drugs - 1.7%

Acadia Pharmaceuticals, Inc.†	16,300	29,014
Achillion Pharmaceuticals, Inc.†#	7,600	53,428
Alimera Sciences, Inc.†	125	300
Alkermes PLC†#	16,000	293,600
Auxilium Pharmaceuticals, Inc.†#	71,450	1,664,785
BioSpecifics Technologies Corp.†	5,200	97,656
Cumberland Pharmaceuticals, Inc.†	12,800	76,800
Cytori Therapeutics, Inc.†	17,000	53,550
Endo Health Solutions, Inc.†	52,520	1,671,186
Idenix Pharmaceuticals, Inc.†#	18,800	106,220
Myrexis, Inc.†	28,100	70,531
Optimer Pharmaceuticals, Inc.†#	2,200	33,066
Pacira Pharmaceuticals, Inc.†#	17,200	312,352
Pozen, Inc.†	15,600	101,556
Rigel Pharmaceuticals, Inc.†#	9,900	92,268
SIGA Technologies, Inc.†	19,900	58,904
Targacept, Inc.†#	1,300	5,850
Vanda Pharmaceuticals, Inc.†	16,600	72,874
XenoPort, Inc.†#	31,600	294,512
Zalicus, Inc.†	101,600	150,368

		5,238,820

Medical-HMO - 0.5%

AMERIGROUP Corp.†#	8,300	754,636
Centene Corp.†	6,900	280,209
WellCare Health Plans, Inc.†	6,300	357,147

		1,391,992

Medical-Hospitals - 0.8%

Acadia Healthcare Co., Inc.†	8,600	164,948
LifePoint Hospitals, Inc.†#	9,400	379,948
Universal Health Services, Inc., Class B	46,156	1,843,932
Vanguard Health Systems, Inc.†	17,900	174,525

		2,563,353

Medical-Outpatient/Home Medical - 0.9%

Amsurg Corp.†#	76,901	2,261,658
Gentiva Health Services, Inc.†#	46,274	508,089

		2,769,747

Metal Processors & Fabrication - 1.0%

Dynamic Materials Corp.	8,100	130,896
Haynes International, Inc.#	41,047	2,001,041
NN, Inc.†	14,900	125,607
RBC Bearings, Inc.†	10,500	482,895
Rexnord Corp.†	11,200	168,560
Sun Hydraulics Corp.#	7,500	173,625

		3,082,624

Miscellaneous Manufacturing - 0.8%

FreightCar America, Inc.	6,800	121,856
John Bean Technologies Corp.	11,500	183,540

Trimas Corp.†	100,317	2,156,816

		2,462,212

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	36,000	100,800

Multimedia - 0.2%

Entravision Communications Corp., Class A	58,800	67,032
Media General, Inc., Class A†	13,200	63,360
Meredith Corp.#	10,200	332,112

		462,504

Networking Products - 0.1%

Acme Packet, Inc.†#	8,800	167,992
Ixia†	3,800	56,392

		224,384

Non-Hazardous Waste Disposal - 0.7%

Casella Waste Systems, Inc., Class A†	15,900	76,479
Waste Connections, Inc.#	67,769	1,961,913

		2,038,392

Office Furnishings-Original - 0.8%

Interface, Inc.	158,308	2,173,569
Knoll, Inc.#	16,500	239,910

		2,413,479

Oil Companies-Exploration & Production - 2.2%

Approach Resources, Inc.†	1,800	51,732
Bill Barrett Corp.†#	19,400	425,442
Callon Petroleum Co.†	13,100	72,443
Clayton Williams Energy, Inc.†#	5,600	269,080
Contango Oil & Gas Co.†#	7,600	422,028
Crimson Exploration, Inc.†	33,200	148,736
Double Eagle Petroleum Co.†	11,000	48,950
Energen Corp.#	34,801	1,776,591
Evolution Petroleum Corp.†	10,600	85,012
FieldPoint Petroleum Corp.†	31,900	140,360
Forest Oil Corp.†#	10,200	75,582
GeoMet, Inc.†	26,800	4,553
Goodrich Petroleum Corp.†#	15,900	201,930
Lone Pine Resources, Inc.†	6,247	8,121
Matador Resources Co.†	11,600	118,088
Miller Energy Resources, Inc.†	23,400	105,768
Oasis Petroleum, Inc.†	26,800	786,044
PostRock Energy Corp.†	24,600	44,772
Rosetta Resources, Inc.†#	39,951	1,715,496
Swift Energy Co.†#	10,400	202,696
Warren Resources, Inc.†	34,500	100,395

		6,803,819

Oil Field Machinery & Equipment - 1.2%

Bolt Technology Corp.	12,800	183,936
Dresser-Rand Group, Inc.†#	36,165	1,830,672
Forum Energy Technologies, Inc.†#	8,600	203,562
Gulf Island Fabrication, Inc.	9,600	249,792
Lufkin Industries, Inc.#	21,406	1,122,103
Mitcham Industries, Inc.†	6,900	105,570
Natural Gas Services Group, Inc.†	7,400	102,046

		3,797,681

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	214	7,511

Oil-Field Services - 1.5%

C&J Energy Services, Inc.†#	7,800	157,014
Forbes Energy Services, Ltd.†	17,200	63,640
Key Energy Services, Inc.†	18,900	149,499
Oceaneering International, Inc.#	39,084	2,092,558
Oil States International, Inc.†	25,730	2,013,115
Superior Energy Services, Inc.†	4,677	97,141
Union Drilling, Inc.†#	22,500	96,075

		4,669,042

Optical Recognition Equipment - 0.0%

Digimarc Corp.	3,100	67,394

Paper & Related Products - 0.6%

Schweitzer-Mauduit International, Inc.#	56,775	1,832,697
Xerium Technologies, Inc.†	15,000	66,450

		1,899,147

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	1,000	22,080

Pharmacy Services - 0.1%

Catamaran Corp.†	4,884	425,641

Physical Therapy/Rehabilitation Centers - 0.1%

U.S. Physical Therapy, Inc.	6,500	168,805

Physicians Practice Management - 0.6%

Healthways, Inc.†	5,700	59,736
IPC The Hospitalist Co., Inc.†#	40,510	1,790,137

		1,849,873

Pollution Control - 0.0%

Met-Pro Corp.	11,500	104,880

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†#	29,800	380,546
Power-One, Inc.†#	24,800	152,272
PowerSecure International, Inc.†	12,700	67,310

		600,128

Printing-Commercial - 0.1%

American Reprographics Co.†	17,300	69,546
Consolidated Graphics, Inc.†#	3,500	93,765
Multi-Color Corp.#	11,750	239,700

		403,011

Professional Sports - 0.1%

Madison Square Garden, Co., Class A†	6,000	253,260

Publishing-Books - 0.1%

Courier Corp.	7,700	86,394
Scholastic Corp.#	8,249	252,007

		338,401

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	18,221	87,461
Dolan Co.†	21,200	75,260
Lee Enterprises, Inc.†	86,500	128,020

		290,741

Quarrying - 0.6%

Compass Minerals International, Inc.#	25,082	1,801,389

Real Estate Investment Trusts - 4.0%

Acadia Realty Trust	8,200	204,180

CBL & Associates Properties, Inc.#	27,900	596,223
Chesapeake Lodging Trust#	18,700	348,381
Colony Financial, Inc.#	6,900	132,549
Cousins Properties, Inc.	22,635	180,854
DCT Industrial Trust, Inc.#	361,700	2,285,944
DiamondRock Hospitality Co.	64,608	621,529
Douglas Emmett, Inc.#	84,700	2,031,953
EastGroup Properties, Inc.	11,200	600,320
Education Realty Trust, Inc.	173,700	2,007,972
Equity One, Inc.#	15,900	337,080
First Potomac Realty Trust#	13,400	171,654
Kilroy Realty Corp.#	8,200	387,122
LaSalle Hotel Properties#	81,640	2,224,690
Parkway Properties, Inc.#	5,000	58,050
Pebblebrook Hotel Trust	6,100	144,143
Starwood Property Trust, Inc.	5,000	117,750

		12,450,394

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	20,911	1,508,310

Real Estate Operations & Development - 0.1%

AV Homes, Inc.†	11,400	168,036
Consolidated-Tomoka Land Co.	3,100	89,280

		257,316

Recycling - 0.0%

Metalico, Inc.†	31,700	72,910

Rental Auto/Equipment - 0.2%

Electro Rent Corp.	6,300	107,856
H&E Equipment Services, Inc.†	21,900	387,630

		495,486

Retail-Apparel/Shoe - 2.7%

American Eagle Outfitters, Inc.	9,900	220,176
ANN, Inc.†	24,550	873,489
bebe Stores, Inc.#	209,229	1,136,114
Casual Male Retail Group, Inc.†	39,600	163,152
Chico’s FAS, Inc.	17,100	323,874
Christopher & Banks Corp.	33,300	81,918
dELiA*s, Inc.†	39,400	53,190
Express, Inc.†#	14,100	220,101
Francesca’s Holdings Corp.†#	18,100	639,473
Genesco, Inc.†#	25,729	1,817,754
Hot Topic, Inc.#	24,600	232,470
Pacific Sunwear of California, Inc.†	72,200	176,168
PVH Corp.#	21,637	2,031,714
rue21, Inc.†#	10,000	283,100
Vera Bradley, Inc.†#	1,500	31,845

		8,284,538

Retail-Appliances - 0.0%

hhgregg, Inc.†#	13,700	97,133

Retail-Automobile - 0.7%

Penske Automotive Group, Inc.#	84,373	2,247,697

Retail-Convenience Store - 0.0%

Pantry, Inc.†	8,500	119,170

Retail-Discount - 0.2%

HSN, Inc.#	11,400	513,342
Tuesday Morning Corp.†	17,000	95,030

		608,372

Retail-Home Furnishings - 0.9%

Kirkland’s, Inc.†	9,700	94,090
Pier 1 Imports, Inc.#	144,251	2,665,759

		2,759,849

Retail-Jewelry - 0.1%

Zale Corp.†	37,900	209,208

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	29,400	211,974

Retail-Misc./Diversified - 0.1%

Five Below, Inc.#	6,100	196,054
Gaiam, Inc.† Class A	17,400	60,378

		256,432

Retail-Restaurants - 2.1%

BJ’s Restaurants, Inc.†#	11,100	455,655
Brinker International, Inc.	15,100	520,346
Cheesecake Factory, Inc.#	12,400	411,804
DineEquity, Inc.†#	37,117	1,966,087
Famous Dave’s of America, Inc.†	10,500	105,000
Frisch’s Restaurants, Inc.	1,864	61,531
Jack in the Box, Inc.†	23,300	607,897
Jamba, Inc.†	2,600	6,422
Papa John’s International, Inc.†	36,566	1,882,783
Red Robin Gourmet Burgers, Inc.†	7,600	235,676
Sonic Corp.†#	31,262	292,925

		6,546,126

Retail-Sporting Goods - 0.3%

Hibbett Sports, Inc.†#	9,200	533,968
Zumiez, Inc.†#	16,300	475,797

		1,009,765

Retail-Vitamins & Nutrition Supplements - 0.8%

GNC Holdings, Inc., Class A#	64,096	2,490,130

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	24,000	113,520

Rubber/Plastic Products - 0.0%

Proto Labs, Inc.†#	1,300	40,898

Savings & Loans/Thrifts - 0.8%

Bank Mutual Corp.	26,600	115,976
BankUnited, Inc.#	14,500	366,125
Capitol Federal Financial, Inc.	31,640	375,567
ESSA Bancorp, Inc.	9,000	91,260
First Defiance Financial Corp.	5,800	96,512
First Financial Holdings, Inc.	13,400	171,252
First Pactrust Bancorp, Inc.	10,000	120,600
Fox Chase Bancorp, Inc.	9,500	143,450
Louisiana Bancorp, Inc.†	5,700	96,330
OceanFirst Financial Corp.	11,600	163,560
Pacific Premier Bancorp, Inc.†	12,600	114,786
Territorial Bancorp, Inc.	6,600	152,196
United Community Financial Corp.†	50,000	145,500
United Financial Bancorp, Inc.	8,687	123,963

Waterstone Financial, Inc.†	15,100	73,235

		2,350,312

Schools - 0.0%

Learning Tree International, Inc.†	14,700	60,270

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	5,100	108,477
ION Geophysical Corp.†#	23,300	152,149
T.G.C. Industries, Inc.†	19,110	116,571

		377,197

Semiconductor Components-Integrated Circuits - 0.1%

Emulex Corp.†	14,500	99,325
Pericom Semiconductor Corp.†	14,100	113,223
TriQuint Semiconductor, Inc.†#	34,200	190,152

		402,700

Semiconductor Equipment - 0.6%

Amtech Systems, Inc.†	6,100	24,034
Lam Research Corp.†	51,256	1,749,367
Mattson Technology, Inc.†	34,500	32,413
Rudolph Technologies, Inc.†	9,800	91,532

		1,897,346

Steel Pipe & Tube - 1.0%

Valmont Industries, Inc.#	24,190	3,066,083

Steel-Producers - 0.1%

AK Steel Holding Corp.#	20,400	106,488
Schnitzer Steel Industries, Inc., Class A#	12,100	334,202

		440,690

Telecom Equipment-Fiber Optics - 0.8%

Finisar Corp.†#	34,474	473,673
Harmonic, Inc.†	21,200	96,884
JDS Uniphase Corp.†#	149,197	1,669,514
KVH Industries, Inc.†	14,357	194,681

		2,434,752

Telecom Services - 0.3%

Aviat Networks, Inc.†	46,800	106,704
Otelco, Inc. IDS(6)	10,100	17,170
Premiere Global Services, Inc.†	21,900	202,794
tw telecom, Inc.†#	18,200	457,730
UniTek Global Services, Inc.†	700	2,422

		786,820

Telecommunication Equipment - 0.6%

ADTRAN, Inc.#	76,803	1,558,333
Aware, Inc.	14,500	85,985
ShoreTel, Inc.†#	12,400	49,600
Westell Technologies, Inc. Class A†	41,700	89,238

		1,783,156

Telephone-Integrated - 0.1%

HickoryTech Corp.	9,800	102,606
IDT Corp., Class B	11,900	119,595
Warwick Valley Telephone Co.	8,100	113,319

		335,520

Television - 0.1%

Gray Television, Inc.†	57,100	105,635
LIN TV Corp., Class A†	27,100	109,755

		215,390

Textile-Apparel - 0.1%

Cherokee, Inc.	6,400	84,160
Unifi, Inc.†	6,000	66,480

		150,640

Textile-Products - 0.0%

Culp, Inc.	12,300	130,872

Therapeutics - 0.3%

Anika Therapeutics, Inc.†	8,000	113,680
AVANIR Pharmaceuticals, Inc., Class A†#	49,100	163,012
BioMarin Pharmaceutical, Inc.†#	6,900	257,646
Isis Pharmaceuticals, Inc.†	8,200	111,602
Nabi Biopharmaceuticals†	25,500	40,800
Onyx Pharmaceuticals, Inc.†	2,400	172,608
Theragenics Corp.†	12,015	20,666
Theravance, Inc.†#	3,300	88,011

		968,025

Transactional Software - 0.1%

Bottomline Technologies, Inc.†#	16,300	365,772

Transport-Rail - 0.2%

RailAmerica, Inc.†#	25,900	709,660

Transport-Services - 0.5%

UTi Worldwide, Inc.#	106,305	1,459,568

Transport-Truck - 1.5%

Celadon Group, Inc.	12,300	203,073
Covenant Transportation Group, Inc., Class A†	14,200	69,722
Heartland Express, Inc.#	1,465	19,074
Knight Transportation, Inc.#	30,975	442,943
Landstar System, Inc.#	41,513	1,962,320
Old Dominion Freight Line, Inc.†	44,590	1,996,740

		4,693,872

Virtual Reality Products - 0.1%

RealD, Inc.†#	22,000	218,020

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.†	8,200	125,460
Omega Protein Corp.†	9,000	64,980

		190,440

Water - 0.0%

York Water Co.	7,000	123,690

Wire & Cable Products - 0.8%

Belden, Inc.	55,943	1,909,335
Coleman Cable, Inc.	12,600	119,448
General Cable Corp.†#	14,000	379,260

		2,408,043

Wireless Equipment - 0.4%

Aruba Networks, Inc.†#	29,900	587,535
Globecomm Systems, Inc.†	7,300	86,943
ID Systems, Inc.†	22,000	109,560
RF Micro Devices, Inc.†#	21,300	79,875
SBA Communications Corp., Class A†#	2,600	155,428

Telular Corp.	12,000	114,840
Tessco Technologies, Inc.	5,900	111,805
Ubiquiti Networks, Inc.†#	1,900	22,838

		1,268,824

Wound, Burn & Skin Care - 0.1%

Obagi Medical Products, Inc.†	11,900	158,984

Total Common Stock
(cost $256,052,907)		304,593,301

CONVERTIBLE PREFERRED STOCK - 0.2%
Banks-Commercial - 0.1%

Synovus Financial Corp. 8.25%	8,100	155,601

Computers-Integrated Systems - 0.1%

Apptio Inc. Series D(1)(5)(7)	5,641	101,069
Silver Spring Networks, Inc.
Series E
8.00%(1)(5)(7)	11,300	84,750

		185,819

E-Commerce/Services - 0.0%

Coupons.com, Inc.(1)(5)(7)	16,166	88,806

Oil Companies-Exploration & Production - 0.0%

GeoMet, Inc.
Series A
8.00%(2)	3,382	13,968

Total Convertible Preferred Stock
(cost $538,086)		444,194

CONVERTIBLE BONDS & NOTES - 0.0%
Machinery-Construction & Mining - 0.0%

Terex Corp.
4.00% due 06/01/2015
(cost $36,000)	36,000	56,205

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

FieldPoint Petroleum Corp. Expires 03/23/2018 (Strike price $4.00)
(cost $19,492)	31,900	35,090

Total Long-Term Investment Securities
(cost $256,646,485)		305,128,790

SHORT-TERM INVESTMENT SECURITIES - 18.3%
Registered Investment Companies - 17.9%

State Street Navigator Securities Lending Prime(4)	53,454,089	53,454,089
T. Rowe Price Reserve Investment Fund	1,835,596	1,835,596

		55,289,685

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/04/2012	$1,409,000	1,409,000

Total Short-Term Investment Securities
(cost $56,698,685)		56,698,685

TOTAL INVESTMENTS
(cost $313,345,170)(3)	117.0%	361,827,475
Liabilities in excess of other assets	(17.0)	(52,484,860)

NET ASSETS	100.0%	$309,342,615

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2012, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	Value as a % of Net Assets
Apptio, Inc Series D
Convertible Preferred Stock	03/09/12	5,641	$101,069	$101,069	$17.92	0.03%
Coupons.com, Inc.
Convertible Preferred Stock	06/01/11	8,083	88,806
	08/18/11	8,083	—

		16,166	88,806	88,806	5.49	0.03

Silver Spring Networks, Inc.
Series E 8.00%
Convertible Preferred Stock	12/11/09	11,300	113,000	84,750	7.50	0.03

				$274,625		0.09%

(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2012.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	At August 31, 2012, the Fund had loaned securities with a total value of $52,310,472. This was secured by collateral of $53,454,089, which was received in cash and subsequently invested in short-term investments currently valued at $53,454,089 as reported in the portfolio of investments. Additional collateral of $9,447 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
United States Treasury Notes/Bonds	1.50% to 3.12%	09/30/2014 to 02/15/2042	$9,447

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	Consists of more than one type of security traded together as a unit.
(7)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $274,625 representing 0.1% of net assets.

ADR - American Depository Receipt

IDS - Income Deposit Security

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$23,407,844	$—	$—	$23,407,844
Other Industries*	281,185,457	—	—	281,185,457
Convertible Preferred Stock	169,569	—	274,625	444,194
Convertible Bonds & Notes	—	56,205	—	56,205
Warrants	35,090	—	—	35,090
Short-Term Investment Securities:
Registered Investment Companies	55,289,685	—	—	55,289,685
Time Deposits	—	1,409,000	—	1,409,000

Total	$360,087,645	$1,465,205	$274,625	$361,827,475

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.9%
Advanced Materials - 0.2%

Ceradyne, Inc.	16,955	$402,681
Hexcel Corp.†	69,531	1,576,268
STR Holdings, Inc.†#	21,128	67,398

		2,046,347

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A#	17,871	180,676

Advertising Services - 0.0%

Marchex, Inc., Class B#	15,821	53,633
Millennial Media, Inc.†#	7,969	91,883

		145,516

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	12,101	288,730
Cubic Corp.	11,107	560,792
Esterline Technologies Corp.†	21,403	1,279,899
Kratos Defense & Security Solutions, Inc.†#	28,013	133,902
National Presto Industries, Inc.#	3,359	244,267
Teledyne Technologies, Inc.†	25,665	1,655,649

		4,163,239

Aerospace/Defense-Equipment - 0.7%

AAR Corp.#	28,132	418,604
Astronics Corp.†	7,333	205,324
CPI Aerostructures, Inc.†#	4,614	57,214
Curtiss-Wright Corp.	32,760	984,766
GenCorp, Inc.†#	41,687	380,602
HEICO Corp.#	36,783	1,281,520
Kaman Corp.#	18,425	604,340
LMI Aerospace, Inc.†	6,287	122,408
Moog, Inc., Class A†	31,599	1,157,471
Orbital Sciences Corp.†	41,188	568,394
SIFCO Industries, Inc.	1,754	33,045

		5,813,688

Agricultural Biotech - 0.0%

Ceres, Inc.†#	4,166	28,454

Agricultural Chemicals - 0.0%

Rentech, Inc.†	159,496	350,891

Agricultural Operations - 0.1%

Alico, Inc.#	2,452	77,557
Andersons, Inc.	12,988	521,728
Cadiz, Inc.†#	9,066	73,978
Griffin Land & Nurseries, Inc.	1,957	55,403
Limoneira Co.#	5,781	102,497
Tejon Ranch Co.†	9,209	257,484

		1,088,647

Airlines - 0.7%

Alaska Air Group, Inc.†	49,646	1,665,623
Allegiant Travel Co.†#	10,438	691,413
Hawaiian Holdings, Inc.†#	35,658	211,452
JetBlue Airways Corp.†#	163,174	799,553
Republic Airways Holdings, Inc.†#	33,819	150,494
SkyWest, Inc.	35,573	311,975
Spirit Airlines, Inc.†	29,047	567,869
US Airways Group, Inc.†#	113,348	1,208,290

		5,606,669

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†	39,750	542,588
Darling International, Inc.†	82,123	1,364,884

		1,907,472

Apparel Manufacturers - 0.4%

Columbia Sportswear Co.#	8,559	447,550
Delta Apparel, Inc.†#	4,926	69,801
G-III Apparel Group, Ltd.†	11,588	367,803
Jones Group, Inc.#	57,335	726,434
Maidenform Brands, Inc.†	16,434	364,671
Oxford Industries, Inc.	9,783	533,467
Quiksilver, Inc.†	91,153	285,309
True Religion Apparel, Inc.	18,008	417,606

		3,212,641

Applications Software - 0.9%

Actuate Corp.†	34,412	240,540
Callidus Software, Inc.†#	24,199	108,170
Deltek, Inc.†#	15,344	198,551
Demandware, Inc.†#	4,565	118,690
Ebix, Inc.#	19,737	473,491
EPIQ Systems, Inc.#	22,015	258,016
Geeknet, Inc.†#	3,120	56,160
Imperva, Inc.†#	6,793	205,760
inContact, Inc.†#	21,752	123,986
Infoblox, Inc.†	5,421	118,124
Parametric Technology Corp.†	83,496	1,774,290
PDF Solutions, Inc.†	16,847	203,006
Progress Software Corp.†	43,884	843,889
Quest Software, Inc.†	39,099	1,092,817
RealPage, Inc.†#	25,021	638,286
Tangoe, Inc.†#	20,821	337,300
Verint Systems, Inc.†	15,218	435,691

		7,226,767

Athletic Equipment - 0.0%

Black Diamond, Inc.†	14,656	141,577

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†#	18,445	52,199

Auction Houses/Art Dealers - 0.2%

Premier Exhibitions, Inc.†#	17,948	40,742
Sotheby’s#	47,302	1,478,660

		1,519,402

Audio/Video Products - 0.2%

DTS, Inc.†#	12,713	285,407
Skullcandy, Inc.†#	11,299	173,327
TiVo, Inc.†	87,069	791,457
Universal Electronics, Inc.†	10,427	159,220
VOXX International Corp.†	12,730	95,475

		1,504,886

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.#	21,574	730,280

Auto-Truck Trailers - 0.0%

Wabash National Corp.†	47,709	319,173

Auto/Truck Parts & Equipment-Original - 0.7%

Accuride Corp.†#	33,046	165,891

American Axle & Manufacturing Holdings, Inc.†	46,562	520,098
Amerigon, Inc.	20,631	244,890
Dana Holding Corp.	103,121	1,408,633
Federal-Mogul Corp.†	12,914	120,875
Fuel Systems Solutions, Inc.†#	10,258	180,541
Meritor, Inc.†	67,374	301,162
Miller Industries, Inc.	7,727	118,532
Modine Manufacturing Co.†	32,628	228,722
Spartan Motors, Inc.	23,656	118,043
Superior Industries International, Inc.#	16,043	274,175
Tenneco, Inc.†	42,385	1,287,233
Titan International, Inc.#	29,497	615,897
Tower International, Inc.†	4,014	30,225

		5,614,917

Auto/Truck Parts & Equipment-Replacement — 0.2%

Commercial Vehicle Group, Inc.†	17,046	144,039
Dorman Products, Inc.†#	17,101	504,137
Douglas Dynamics, Inc.#	15,453	216,651
Exide Technologies†	54,663	167,269
Standard Motor Products, Inc.	13,861	244,508

		1,276,604

B2B/E-Commerce — 0.1%

ePlus, Inc.†#	2,769	94,284
Global Sources, Ltd.†#	13,169	77,039
SPS Commerce, Inc.†	7,397	258,525

		429,848

Banks-Commercial — 6.2%

1st Source Corp.	10,333	235,902
1st United Bancorp, Inc.†	20,855	126,381
Access National Corp.	5,159	72,174
Alliance Financial Corp.#	3,341	122,514
American National Bankshares, Inc.#	5,467	121,914
Ameris Bancorp†	16,629	197,386
Ames National Corp.	5,734	120,701
Arrow Financial Corp.#	7,079	173,011
Bancfirst Corp.#	4,488	185,713
Bancorp, Inc.†	20,201	195,344
BancorpSouth, Inc.	65,942	971,985
Bank of Kentucky Financial Corp.	4,092	101,072
Bank of Marin Bancorp#	3,741	146,722
Bank of the Ozarks, Inc.#	20,398	654,776
Banner Corp.	12,714	307,425
Bar Harbor Bankshares#	2,716	97,097
BBCN Bancorp, Inc.†	54,462	681,864
Berkshire Bancorp, Inc.†#	2,985	24,925
Bridge Bancorp, Inc.	6,003	121,561
Bridge Capital Holdings†#	6,489	97,659
Bryn Mawr Bank Corp.	7,978	175,436
C&F Financial Corp.	2,238	87,551
Camden National Corp.#	5,366	198,113
Capital Bank Corp.†#	9,825	23,187
Capital City Bank Group, Inc.#	8,138	72,754
Cardinal Financial Corp.	20,406	264,258
Cascade Bancorp†#	4,224	22,049
Cass Information Systems, Inc.#	6,491	259,770
Cathay General Bancorp, Class B	54,960	899,695
Center Bancorp, Inc.	8,302	94,975
Centerstate Banks, Inc.	20,998	171,764
Central Pacific Financial Corp.†	15,097	209,848
Century Bancorp, Inc., Class A#	2,406	75,572
Chemical Financial Corp.	19,196	440,356
Citizens & Northern Corp.	8,531	163,454
Citizens Republic Bancorp, Inc.†	27,955	572,239
City Holding Co.#	10,262	350,139
CNB Financial Corp.	8,686	143,927
CoBiz Financial, Inc.	24,365	172,504
Columbia Banking System, Inc.	27,704	494,239
Community Bank System, Inc.#	27,544	772,334
Community Trust Bancorp, Inc.#	9,753	335,406
Crescent Financial Bancshares, Inc.†	1,902	9,966
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.#	61,572	735,785
Eagle Bancorp, Inc.†	11,719	199,692
Enterprise Bancorp, Inc.#	4,141	65,593
Enterprise Financial Services Corp.	12,452	154,031
Farmers National Banc Corp.#	13,129	79,824
Fidelity Southern Corp.#	6,671	58,771
Financial Institutions, Inc.	9,644	168,770
First Bancorp#	10,581	105,069
First BanCorp†	49,082	187,493
First Bancorp, Inc.#	6,157	101,159
First Busey Corp.#	51,959	249,403
First California Financial Group, Inc.†#	15,674	110,031
First Commonwealth Financial Corp.#	73,457	511,261
First Community Bancshares, Inc./VA#	11,031	163,921
First Connecticut Bancorp, Inc.	12,485	162,680
First Financial Bancorp	40,856	665,136
First Financial Bankshares, Inc.#	21,980	764,464
First Financial Corp.#	7,801	237,696
First Interstate BancSystem, Inc.	11,339	162,148
First Merchants Corp.	19,987	281,417
First Midwest Bancorp, Inc.	52,301	617,675
First of Long Island Corp.	5,393	161,520
FirstMerit Corp.	76,567	1,201,336
FNB Corp.	97,446	1,067,034
FNB United Corp.†#	6,984	85,205
Franklin Financial Corp.†	9,987	166,284
German American Bancorp, Inc.	8,817	202,791
Glacier Bancorp, Inc.#	50,227	773,998
Great Southern Bancorp, Inc.	7,107	208,804
Green Bankshares, Inc.†#	8,554	15,483
Guaranty Bancorp†	53,178	105,824
Hancock Holding Co.	53,273	1,579,012
Hanmi Financial Corp.†	21,988	274,630
Heartland Financial USA, Inc.	10,142	265,619
Heritage Commerce Corp.†	14,482	95,726
Heritage Financial Corp.#	10,806	151,176
Heritage Oaks Bancorp†#	14,030	79,971
Home BancShares, Inc.	15,386	484,813
Horizon Bancorp	2,616	70,789
Hudson Valley Holding Corp.	10,842	183,121
Iberiabank Corp.	20,616	967,097
Independent Bank Corp.#	15,097	440,229
International Bancshares Corp.	37,191	679,108
Lakeland Bancorp, Inc.#	18,829	190,738

Lakeland Financial Corp.	11,399	302,757
MainSource Financial Group, Inc.	14,120	169,864
MB Financial, Inc.	38,179	779,615
Mercantile Bank Corp.†	6,012	101,903
Merchants Bancshares, Inc.	3,565	99,856
Metro Bancorp, Inc.†	9,865	123,806
MetroCorp Bancshares, Inc.†#	11,037	116,661
Middleburg Financial Corp.#	3,746	63,195
MidSouth Bancorp, Inc.#	5,831	75,920
MidWestOne Financial Group, Inc.#	4,742	103,565
National Bankshares, Inc.	4,846	153,860
National Penn Bancshares, Inc.	86,176	766,966
NBT Bancorp, Inc.#	23,206	488,022
Northrim BanCorp, Inc.	4,517	93,050
Old National Bancorp	66,108	872,626
OmniAmerican Bancorp, Inc.†	7,816	171,874
Oriental Financial Group, Inc.	28,414	301,188
Pacific Capital Bancorp NA†	2,922	134,178
Pacific Continental Corp.	12,711	114,272
Pacific Mercantile Bancorp†	7,443	48,454
PacWest Bancorp	21,174	492,931
Park National Corp.#	7,917	533,210
Park Sterling Corp.†#	22,794	109,411
Peapack Gladstone Financial Corp.#	6,195	91,314
Penns Woods Bancorp, Inc.	2,680	106,771
Peoples Bancorp, Inc./OH#	7,456	164,778
Pinnacle Financial Partners, Inc.†	24,152	462,269
Preferred Bank†#	8,200	105,698
PrivateBancorp, Inc.	42,162	687,241
Prosperity Bancshares, Inc.	33,134	1,394,941
Renasant Corp.#	17,531	320,642
Republic Bancorp, Inc., Class A#	6,951	156,745
S&T Bancorp, Inc.	20,189	350,279
S.Y. Bancorp, Inc.#	8,484	198,441
Sandy Spring Bancorp, Inc.	16,863	309,267
SCBT Financial Corp.#	10,524	423,170
Seacoast Banking Corp. of Florida†#	51,323	75,445
Sierra Bancorp	8,439	91,816
Simmons First National Corp., Class A#	11,950	278,196
Southside Bancshares, Inc.#	12,105	265,221
Southwest Bancorp, Inc.†	13,579	150,184
State Bank Financial Corp.	22,150	358,830
StellarOne Corp.#	16,116	213,537
Sterling Bancorp	21,588	214,369
Sterling Financial Corp.	18,695	396,334
Suffolk Bancorp†	6,792	102,831
Sun Bancorp, Inc.†#	27,814	80,661
Susquehanna Bancshares, Inc.	131,174	1,378,639
Taylor Capital Group, Inc.†#	11,371	191,488
Texas Capital Bancshares, Inc.†	26,477	1,218,472
Tompkins Financial Corp.#	7,765	301,593
TowneBank#	18,379	270,539
TriCo Bancshares#	11,160	171,418
Trustco Bank Corp.	65,410	364,988
Trustmark Corp.#	45,224	1,071,357
UMB Financial Corp.#	22,543	1,105,283
Umpqua Holdings Corp.#	78,132	987,588
Union First Market Bankshares Corp.	14,147	207,678
United Bankshares, Inc.#	35,105	854,105
United Community Banks, Inc.†	29,126	232,425
Univest Corp. of Pennsylvania	11,717	192,510
Virginia Commerce Bancorp, Inc.†	18,723	151,469
Washington Banking Co.	10,768	146,768
Washington Trust Bancorp, Inc.	10,052	248,888
Webster Financial Corp.	50,373	1,071,937
WesBanco, Inc.#	16,325	331,724
West Bancorporation, Inc.#	10,925	110,779
West Coast Bancorp†	13,456	268,044
Westamerica Bancorporation#	19,457	905,723
Western Alliance Bancorp†	48,822	454,533
Wilshire Bancorp, Inc.†	43,154	270,144
Wintrust Financial Corp.#	25,360	948,718

		52,670,963

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	54,577	517,936

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	7,943	105,006

Batteries/Battery Systems - 0.2%

A123 Systems, Inc.†#	78,336	20,265
EnerSys, Inc.†	33,479	1,247,093

		1,267,358

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co. Consolidated	3,255	223,423
National Beverage Corp.†#	7,884	117,314

		340,737

Beverages-Wine/Spirits - 0.0%

Central European Distribution Corp.†#	46,024	125,646

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	5,437	560,174
Craft Brew Alliance, Inc.†#	7,277	57,852

		618,026

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†#	24,110	41,469
Digital Domain Media Group, Inc.†#	7,450	15,421
Digital Generation, Inc.†#	19,253	214,671
Fisher Communications, Inc.†	6,192	220,807
Nexstar Broadcasting Group, Inc., Class A†	7,900	68,414
Outdoor Channel Holdings, Inc.	10,313	71,985
World Wrestling Entertainment, Inc., Class A#	18,931	168,107

		800,874

Building & Construction Products-Misc. - 0.7%

Builders FirstSource, Inc.†#	31,393	139,699
Drew Industries, Inc.†	13,437	389,270
Gibraltar Industries, Inc.†#	21,323	233,060
Interline Brands, Inc.†	22,243	566,307
Louisiana-Pacific Corp.†	96,025	1,288,655
NCI Building Systems, Inc.†	12,645	135,934
Nortek, Inc.†	5,409	278,401
Patrick Industries, Inc.†#	2,766	35,958
Quanex Building Products Corp.#	25,675	449,313
Simpson Manufacturing Co., Inc.	27,931	710,285
Trex Co., Inc.†	9,734	299,321
USG Corp.†#	51,732	1,063,610

		5,589,813

Building & Construction-Misc. - 0.3%

Aegion Corp.†#	27,413	535,102
Dycom Industries, Inc.†	23,474	340,842
Layne Christensen Co.†#	13,858	269,400
MasTec, Inc.†#	40,687	742,131
MYR Group, Inc.†	14,316	291,187

		2,178,662

Building Products-Air & Heating - 0.1%

AAON, Inc.#	12,977	238,777
American DG Energy, Inc.†#	17,003	34,006
Comfort Systems USA, Inc.	26,103	269,383

		542,166

Building Products-Cement - 0.3%

Eagle Materials, Inc.	31,618	1,348,508
Headwaters, Inc.†	42,654	283,649
Texas Industries, Inc.#	15,766	614,243

		2,246,400

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	19,750	312,050
Griffon Corp.	31,771	307,226
PGT, Inc.†#	13,641	43,651

		662,927

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	13,627	88,848

Building Products-Wood - 0.1%

Universal Forest Products, Inc.	13,767	529,066

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	26,986	744,004
Orion Marine Group, Inc.†	18,938	144,308
Sterling Construction Co., Inc.†#	11,399	110,456
Tutor Perini Corp.†	24,939	264,603

		1,263,371

Building-Maintance & Services - 0.1%

ABM Industries, Inc.	37,519	758,634
Swisher Hygiene, Inc.†#	78,650	139,211

		897,845

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†#	4,812	220,390
Winnebago Industries, Inc.†#	20,410	234,715

		455,105

Building-Residential/Commercial - 0.5%

Beazer Homes USA, Inc.†#	85,598	251,658
Hovnanian Enterprises, Inc., Class A†#	69,677	203,457
KB Home#	53,863	594,648
M/I Homes, Inc.†	13,139	253,583
MDC Holdings, Inc.	26,702	926,025
Meritage Homes Corp.†	21,269	792,696
Ryland Group, Inc.	31,148	835,078
Standard Pacific Corp.†#	75,775	507,692

		4,364,837

Capacitors - 0.0%

Kemet Corp.†	31,343	146,058

Casino Hotels - 0.1%

Ameristar Casinos, Inc.	23,021	387,904
Boyd Gaming Corp.†#	38,817	233,290
Caesars Entertainment Corp.†#	25,722	184,684
Monarch Casino & Resort, Inc.†	6,130	46,220
MTR Gaming Group, Inc.†	15,784	57,533

		909,631

Casino Services - 0.1%

Multimedia Games Holding Co, Inc.†	19,118	299,579
Scientific Games Corp., Class A†	39,648	290,620
Shuffle Master, Inc.†	38,371	582,088

		1,172,287

Cellular Telecom - 0.0%

Leap Wireless International, Inc.†#	37,607	205,710

Chemicals-Diversified - 0.6%

Aceto Corp.	18,727	167,419
Chemtura Corp.†	68,895	1,138,834
Codexis, Inc.†#	18,283	41,503
Georgia Gulf Corp.	23,909	947,753
Innophos Holdings, Inc.	15,219	719,707
Innospec, Inc.†	16,109	506,789
Olin Corp.	55,926	1,198,494

		4,720,499

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†	19,215	163,904

Chemicals-Other - 0.1%

American Vanguard Corp.#	19,438	571,866

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	20,612	500,666
Landec Corp.†#	17,839	174,822
PolyOne Corp.	62,561	987,213
Spartech Corp.†	21,507	108,825

		1,771,526

Chemicals-Specialty - 0.8%

Balchem Corp.	20,433	745,396
Ferro Corp.†	60,448	198,269
H.B. Fuller Co.	34,839	1,059,454
Hawkins, Inc.	6,393	246,898
KMG Chemicals, Inc.	5,450	99,899
Kraton Performance Polymers, Inc.†	22,513	482,904
Minerals Technologies, Inc.	12,394	840,437
Oil-Dri Corp. of America	3,518	80,562
OM Group, Inc.†	22,619	417,094
Omnova Solutions, Inc.†	32,254	251,259
Quaker Chemical Corp.#	9,043	425,473
Sensient Technologies Corp.	34,859	1,249,695
Stepan Co.	5,864	560,129
Zep, Inc.	15,491	224,155

		6,881,624

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	6,119	149,915
Park Electrochemical Corp.	14,522	377,282
TTM Technologies, Inc.†	37,117	393,440

		920,637

Coal - 0.3%

Arch Coal, Inc.#	148,206	905,539
Cloud Peak Energy, Inc.†	42,621	749,703
Hallador Energy Co.	4,567	35,075
SunCoke Energy, Inc.†	48,889	773,424
Westmoreland Coal Co.†#	7,599	58,740

		2,522,481

Coffee - 0.1%

Farmer Brothers Co.†#	4,741	44,708
Peet’s Coffee & Tea, Inc.†	9,253	680,095

		724,803

Commercial Services - 1.4%

Acacia Research Corp.†	34,705	914,130
Arbitron, Inc.	18,472	649,660
Collectors Universe#	3,730	54,757
Convergys Corp.	81,470	1,263,600
CoStar Group, Inc.†	18,567	1,508,569
ExlService Holdings, Inc.†#	16,308	420,257
Healthcare Services Group, Inc.#	46,889	992,640
HMS Holdings Corp.†	60,025	2,068,462
Intersections, Inc.#	6,336	69,506
Live Nation Entertainment, Inc.†	97,770	833,001
Mac-Gray Corp.	8,311	108,708
Medifast, Inc.†	9,681	270,003
National Research Corp.#	1,757	87,428
PHH Corp.†	39,554	690,217
Providence Service Corp.†	9,096	103,785
RPX Corp.†	14,773	173,435
ServiceSource International, Inc.†	34,662	320,970
Standard Parking Corp.†	10,934	252,466
Steiner Leisure, Ltd.†	10,666	498,529
Team, Inc.†	13,900	434,653
TeleTech Holdings, Inc.†	16,034	264,721
TMS International Corp.†#	8,990	90,529

		12,070,026

Commercial Services-Finance - 0.6%

Cardtronics, Inc.†	30,807	870,298
CBIZ, Inc.†#	26,527	146,959
Euronet Worldwide, Inc.†#	35,435	629,326
Global Cash Access Holdings, Inc.†	45,920	352,206
Green Dot Corp., Class A†#	16,749	191,776
Heartland Payment Systems, Inc.	27,070	822,387
MoneyGram International, Inc.†	14,983	238,979
PRGX Global, Inc.†	14,616	118,682
TNS, Inc.†	17,074	249,451
Tree.com, Inc.†	4,208	64,046
Wright Express Corp.†	27,136	1,786,634

		5,470,744

Communications Software - 0.1%

Audience, Inc.†	4,228	76,400
Digi International, Inc.†#	17,985	185,785
Jive Software, Inc.†	11,303	170,562
Seachange International, Inc.†	19,957	162,849

		595,596

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	65,340	1,592,989

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	25,534	385,308

Computer Services - 0.8%

Acorn Energy, Inc.	12,492	102,809
CACI International, Inc., Class A†	18,595	992,787
Carbonite, Inc.†#	7,879	59,565
CIBER, Inc.†	50,868	176,512
Computer Task Group, Inc.†#	10,667	170,672
iGATE Corp.†	22,446	361,605
Insight Enterprises, Inc.†	31,009	556,922
j2 Global, Inc.#	32,302	951,940
KEYW Holding Corp.†#	13,004	146,425
LivePerson, Inc.†	38,425	634,013
Manhattan Associates, Inc.†	14,186	717,528
Mattersight Corp.†#	7,093	39,366
Sykes Enterprises, Inc.†	27,182	366,685
Syntel, Inc.	10,776	628,241
Unisys Corp.†#	30,600	646,578
Virtusa Corp.†	13,000	219,700

		6,771,348

Computer Software - 0.3%

Accelrys, Inc.†	38,764	298,095
AVG Technologies NV†#	5,582	58,164
Avid Technology, Inc.†#	20,848	192,010
Blackbaud, Inc.	31,516	768,360
Cornerstone OnDemand, Inc.†	23,495	629,901
Envestnet, Inc.†	14,490	167,215
Guidance Software, Inc.†	9,979	104,680
Market Leader, Inc.†	15,391	77,417
SS&C Technologies Holdings, Inc.†	23,652	524,601

		2,820,443

Computers - 0.0%

Silicon Graphics International Corp.†#	22,300	190,442

Computers-Integrated Systems - 0.6%

3D Systems Corp.†#	32,538	1,422,236
Agilysys, Inc.†#	10,209	84,633
Cray, Inc.†	25,858	295,040
Echelon Corp.†#	26,516	88,298
Maxwell Technologies, Inc.†	20,338	154,772
Mercury Computer Systems, Inc.†	21,618	210,992
MTS Systems Corp.	11,226	570,393
Netscout Systems, Inc.†	25,643	609,021
Radisys Corp.†#	15,984	58,341
Stratasys, Inc.†	14,867	961,300
Super Micro Computer, Inc.†	20,336	250,743

		4,705,769

Computers-Memory Devices - 0.2%

Datalink Corp.†	10,651	88,936
Imation Corp.†	21,579	123,216
OCZ Technology Group, Inc.†#	47,012	266,088
Quantum Corp.†#	163,605	261,768
Spansion, Inc., Class A†	33,675	384,905
STEC, Inc.†	24,752	183,412

		1,308,325

Computers-Periphery Equipment - 0.2%

Electronics for Imaging, Inc.†	32,409	500,719
Immersion Corp.†#	19,631	112,682
Key Tronic Corp.†#	7,309	79,230
Synaptics, Inc.†#	23,517	715,387

		1,408,018

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	4,694	132,183

Consulting Services - 0.8%

Accretive Health, Inc.†#	39,336	467,705
Advisory Board Co.†	23,854	1,057,448
Corporate Executive Board Co.	23,399	1,089,457
CRA International, Inc.†	7,251	114,928
Forrester Research, Inc.#	9,836	287,998
Franklin Covey Co.†	9,670	100,085
FTI Consulting, Inc.†	29,312	762,405
Hackett Group, Inc.†	17,161	64,354
Hill International, Inc.†	15,893	60,552
Huron Consulting Group, Inc.†#	16,007	516,546
ICF International, Inc.†	13,904	306,444
MAXIMUS, Inc.	23,704	1,289,261
Navigant Consulting, Inc.†	36,202	400,032
PDI, Inc.†	6,997	48,559
Pendrell Corp.†	108,124	129,749
Zillow, Inc., Class A†#	2,153	89,586

		6,785,109

Consumer Products-Misc. - 0.5%

American Greetings Corp., Class A#	24,509	352,685
AT Cross Co., Class A†#	6,715	66,546
Blyth, Inc.#	7,249	306,778
Central Garden & Pet Co., Class A†#	26,948	317,986
CSS Industries, Inc.	6,792	135,636
Helen of Troy, Ltd.†#	22,135	695,924
Prestige Brands Holdings, Inc.†	35,115	563,947
Spectrum Brands Holdings, Inc.	16,032	590,459
Tumi Holdings, Inc.†	15,069	317,353
WD-40 Co.	11,119	542,718

		3,890,032

Containers-Paper/Plastic - 0.1%
AEP Industries, Inc.†#	2,912	146,619
Graphic Packaging Holding Co.†	116,941	653,700
UFP Technologies, Inc.†#	3,837	64,846

		865,165

Cosmetics & Toiletries - 0.1%
Elizabeth Arden, Inc.†	17,596	818,918
Inter Parfums, Inc.	11,417	189,522
Revlon, Inc., Class A†	7,895	104,767

		1,113,207

Data Processing/Management - 0.5%
Acxiom Corp.†	53,631	914,945
CommVault Systems, Inc.†	31,188	1,572,499
CSG Systems International, Inc.†	23,726	503,229
Fair Isaac Corp.	23,939	1,022,435
FalconStor Software, Inc.†	22,104	40,450
Innodata Isogen, Inc.†#	15,495	63,839
Pegasystems, Inc.#	12,004	324,468
Schawk, Inc.	8,264	107,928

		4,549,793

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	10,252	303,049
QAD, Inc.†#	4,366	53,484

		356,533

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†#	50,165	1,703,102

Diagnostic Equipment - 0.3%

Affymetrix, Inc.†#	49,317	187,898
Cepheid, Inc.†#	45,813	1,728,983
Hansen Medical, Inc.†#	38,297	56,297
ImmunoCellular Therapeutics, Ltd.†#	27,797	71,716
IRIS International, Inc.†	11,115	141,160

		2,186,054

Diagnostic Kits - 0.1%

BG Medicine, Inc.†	7,515	29,835
Meridian Bioscience, Inc.#	28,808	509,325
OraSure Technologies, Inc.†	37,673	365,805
Quidel Corp.†#	19,684	319,668

		1,224,633

Direct Marketing - 0.0%

Harte-Hanks, Inc.#	31,100	216,456

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	8,739	485,014
Merit Medical Systems, Inc.†	29,363	418,423
Rochester Medical Corp.†#	7,404	81,592
Utah Medical Products, Inc.	2,292	77,493

		1,062,522

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†#	32,722	920,797
BlueLinx Holdings, Inc.†	16,859	37,427
Brightpoint, Inc.†	48,248	432,785
Core-Mark Holding Co., Inc.	7,979	363,364
Houston Wire & Cable Co.#	12,451	136,587
MWI Veterinary Supply, Inc.†	8,888	896,088
Owens & Minor, Inc.#	44,360	1,241,636

Pool Corp.	33,163	1,306,291
Rentrak Corp.†	6,532	113,983
ScanSource, Inc.†	19,257	582,332
Titan Machinery, Inc.†	11,798	271,944
United Stationers, Inc.	28,401	687,020
Watsco, Inc.#	20,532	1,549,345

		8,539,599

Diversified Financial Services - 0.1%

DFC Global Corp.†	30,701	571,653

Diversified Manufacturing Operations - 1.0%

A.O. Smith Corp.	27,193	1,487,729
Actuant Corp., Class A	50,650	1,424,278
AZZ, Inc.	17,632	559,992
Barnes Group, Inc.	37,878	896,572
Blount International, Inc.†	34,176	440,187
Chase Corp.	4,462	72,597
EnPro Industries, Inc.†#	14,373	539,563
Fabrinet†#	15,403	184,528
Federal Signal Corp.†	43,424	259,241
GP Strategies Corp.†	10,323	206,976
Handy & Harman, Ltd.†	3,759	52,739
Koppers Holdings, Inc.	14,492	469,686
LSB Industries, Inc.†	13,102	493,945
Lydall, Inc.†	11,929	153,049
NL Industries, Inc.#	4,587	53,484
Park-Ohio Holdings Corp.†	6,057	130,286
Raven Industries, Inc.	25,310	768,665
Standex International Corp.	8,815	393,502
Tredegar Corp.#	16,866	272,892

		8,859,911

Diversified Minerals - 0.1%

AMCOL International Corp.#	17,615	529,683
General Moly, Inc.†#	46,817	126,874
United States Lime & Minerals, Inc.†	1,212	53,328
US Silica Holdings, Inc.†#	8,206	97,651

		807,536

Diversified Operations - 0.1%

Harbinger Group, Inc.†	28,765	240,476
Horizon Pharma, Inc.†#	14,732	65,410
Primoris Services Corp.	20,884	256,873
Resource America, Inc., Class A#	8,389	53,186

		615,945

Diversified Operations/Commercial Services - 0.1%

Chemed Corp.#	13,427	886,585
Viad Corp.#	14,143	289,507

		1,176,092

Drug Delivery Systems - 0.1%

Antares Pharma, Inc.†#	63,709	247,191
BioDelivery Sciences International, Inc.†#	14,854	73,230
Depomed, Inc.†#	38,913	205,850
Nektar Therapeutics†#	80,029	686,649

		1,212,920

E-Commerce/Products - 0.2%

1-800-FLOWERS.COM, Inc., Class A†	18,231	65,541
Blue Nile, Inc.†#	9,654	361,253
CafePress, Inc.†#	3,206	29,784
Nutrisystem, Inc.#	19,844	203,996
Overstock.com, Inc.†#	8,144	71,260
Shutterfly, Inc.†#	24,972	742,917
Stamps.com, Inc.†	9,886	218,876
US Auto Parts Network, Inc.†#	10,295	30,370
Vitacost.com, Inc.†#	15,417	97,127

		1,821,124

E-Commerce/Services - 0.2%

Ancestry.com, Inc.†#	20,205	627,971
Move, Inc.†#	27,415	213,289
OpenTable, Inc.†#	15,759	668,969
Orbitz Worldwide, Inc.†	16,064	45,622
Spark Networks, Inc.†#	8,011	45,262
United Online, Inc.#	63,265	315,060

		1,916,173

E-Marketing/Info - 0.4%

Active Network, Inc.†#	27,123	305,405
comScore, Inc.†	24,675	348,411
Constant Contact, Inc.†#	21,235	415,144
ExactTarget, Inc.†	6,811	144,189
Liquidity Services, Inc.†#	16,453	861,973
QuinStreet, Inc.†	22,824	195,602
ReachLocal, Inc.†	7,089	89,109
ValueClick, Inc.†	56,310	915,600

		3,275,433

E-Services/Consulting - 0.2%

Keynote Systems, Inc.	10,960	143,905
Perficient, Inc.†	22,303	238,865
Saba Software, Inc.†	20,799	195,510
Sapient Corp.†	86,016	869,622
Websense, Inc.†	25,984	399,634

		1,847,536

Educational Software - 0.0%

Rosetta Stone, Inc.†	7,455	85,807

Electric Products-Misc. - 0.1%

Graham Corp.	6,940	131,929
Littelfuse, Inc.	15,131	776,069

		907,998

Electric-Distribution - 0.0%

EnerNOC, Inc.†	17,211	169,873
Genie Energy, Ltd.#	10,570	75,047

		244,920

Electric-Generation - 0.1%

Atlantic Power Corp.#	79,380	1,120,052

Electric-Integrated - 1.9%

ALLETE, Inc.	26,633	1,106,868
Ameresco, Inc., Class A†#	14,073	169,017
Avista Corp.	40,971	1,040,663
Black Hills Corp.	30,786	1,052,881
CH Energy Group, Inc.	10,415	678,641
Cleco Corp.	42,539	1,741,121
El Paso Electric Co.	27,957	925,097
Empire District Electric Co.	29,438	621,436
IDACORP, Inc.#	34,981	1,449,963
MGE Energy, Inc.	16,140	797,962
NorthWestern Corp.	25,410	930,006
Otter Tail Corp.#	25,252	571,705
Pike Electric Corp.†#	12,012	106,907
PNM Resources, Inc.	55,620	1,144,103
Portland General Electric Co.	52,724	1,415,112
UIL Holdings Corp.	35,367	1,244,211
Unitil Corp.	9,602	253,493
UNS Energy Corp.	28,112	1,126,167

		16,375,353

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	7,401	144,171
Benchmark Electronics, Inc.†	40,259	646,157
CTS Corp.	23,782	234,253
Daktronics, Inc.	25,215	241,055
GSI Group, Inc.†	20,362	183,258
InvenSense, Inc.†#	25,417	319,746
Methode Electronics, Inc.#	25,851	242,741
NVE Corp.†	3,369	189,372
OSI Systems, Inc.†	13,864	1,027,322
Plexus Corp.†	24,425	730,063
Rogers Corp.†	11,360	452,014
Sanmina-SCI Corp.†	56,908	491,685
Stoneridge, Inc.†	19,561	123,626
Sypris Solutions, Inc.	7,391	50,333
Viasystems Group, Inc.†#	2,684	40,824
Vishay Precision Group, Inc.†#	8,593	116,349
Zagg, Inc.†#	17,784	133,914

		5,366,883

Electronic Components-Semiconductors - 1.6%

Alpha & Omega Semiconductor, Ltd.†#	12,002	113,899
Amkor Technology, Inc.†#	55,700	261,233
Applied Micro Circuits Corp.†#	43,352	221,529
AuthenTec, Inc.†	31,081	248,959
AXT, Inc.†	22,569	75,606
Cavium, Inc.†#	34,716	1,121,327
Ceva, Inc.†	16,201	261,160
Diodes, Inc.†#	24,787	458,312
DSP Group, Inc.†	15,268	87,486
Entropic Communications, Inc.†#	61,440	333,619
First Solar, Inc.†#	42,048	840,540
GSI Technology, Inc.†#	14,389	63,887
GT Advanced Technologies, Inc.†#	82,635	479,283
Inphi Corp.†#	16,326	193,953
Integrated Silicon Solution, Inc.†	19,073	189,013
International Rectifier Corp.†#	48,312	841,112
Intersil Corp., Class A	88,990	785,782
IXYS Corp.†#	17,131	166,685
Kopin Corp.†#	46,662	162,850
Lattice Semiconductor Corp.†	82,374	320,435
MEMC Electronic Materials, Inc.†	161,172	431,941
Microsemi Corp.†	62,041	1,235,236
Mindspeed Technologies, Inc.†#	25,224	65,330
MIPS Technologies, Inc.†	33,388	221,696
Monolithic Power Systems, Inc.†	21,306	459,357
MoSys, Inc.†#	23,483	80,077
OmniVision Technologies, Inc.†#	36,565	594,181
PLX Technology, Inc.†	31,243	178,085
QLogic Corp.†	68,046	828,120
QuickLogic Corp.†#	30,602	82,013
Rambus, Inc.†	77,096	329,971
Richardson Electronics, Ltd.	9,598	114,888
Rubicon Technology, Inc.†#	11,880	100,030
Semtech Corp.†	45,750	1,121,790
Silicon Image, Inc.†	58,130	274,955
Supertex, Inc.†	7,201	124,505
Volterra Semiconductor Corp.†	17,712	422,077

		13,890,922

Electronic Design Automation - 0.1%

Mentor Graphics Corp.†	65,035	1,075,029

Electronic Measurement Instruments - 0.3%

Analogic Corp.	8,560	595,006
Badger Meter, Inc.#	10,133	343,610
ESCO Technologies, Inc.	18,665	661,301
FARO Technologies, Inc.†	11,815	466,102
Measurement Specialties, Inc.†	10,553	342,761
Mesa Laboratories, Inc.#	1,811	85,171
Zygo Corp.†	11,384	220,508

		2,714,459

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.#	6,226	370,260
Taser International, Inc.†#	38,774	207,441

		577,701

Electronics-Military - 0.0%

API Technologies Corp.†#	22,581	69,550
M/A-COM Technology Solutions Holdings, Inc.†#	4,241	48,856

		118,406

Energy-Alternate Sources - 0.2%

Amyris, Inc.†#	21,120	65,894
Clean Energy Fuels Corp.†#	46,133	606,188
Enphase Energy, Inc.†#	5,548	27,518
FuelCell Energy, Inc.†#	105,664	104,607
FutureFuel Corp.	13,473	139,041
Gevo, Inc.†	21,225	75,136
Green Plains Renewable Energy, Inc.†	17,414	80,104
KiOR, Inc., Class A†#	18,429	140,982
Renewable Energy Group, Inc.†	5,027	26,744
REX American Resources Corp.†	3,972	69,113
Saratoga Resources, Inc.†	14,133	73,916
Solazyme, Inc.†	22,849	273,960

		1,683,203

Engineering/R&D Services - 0.3%

Argan, Inc.	6,876	115,173

EMCOR Group, Inc.	46,602	1,287,613
Exponent, Inc.†#	9,364	487,490
Michael Baker Corp.†	6,042	144,222
Mistras Group, Inc.†	10,905	237,838
VSE Corp.#	2,875	66,729

		2,339,065

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	33,972	588,395

Enterprise Software/Service - 1.2%

Advent Software, Inc.†	22,038	523,623
American Software, Inc., Class A	16,364	134,839
Digital River, Inc.†	25,772	429,361
Guidewire Software, Inc.†	13,528	386,224
JDA Software Group, Inc.†	29,712	915,130
ManTech International Corp., Class A#	16,134	361,402
MedAssets, Inc.†	40,724	695,159
MicroStrategy, Inc., Class A†	5,949	746,659
Omnicell, Inc.†	23,450	336,742
Opnet Technologies, Inc.#	10,429	325,593
Pervasive Software, Inc.†	9,246	76,927
Proofpoint, Inc.†	4,423	57,410
PROS Holdings, Inc.†	15,252	263,555
QLIK Technologies, Inc.†	59,604	1,260,625
Sapiens International Corp. NV†#	9,536	35,760
SciQuest, Inc.†	12,471	210,136
SYNNEX Corp.†#	18,358	633,902
Tyler Technologies, Inc.†	21,021	846,305
Ultimate Software Group, Inc.†#	18,594	1,844,339

		10,083,691

Entertainment Software - 0.1%

Glu Mobile, Inc.†#	37,744	190,607
Take-Two Interactive Software, Inc.†	54,599	559,640

		750,247

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	44,290	1,148,882
TRC Cos., Inc.†#	10,679	74,326

		1,223,208

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.	19,273	672,049

Female Health Care Products - 0.0%

Female Health Co.#	13,374	90,274

Filtration/Separation Products - 0.2%

CLARCOR, Inc.	35,082	1,688,848
PMFG, Inc.†	14,506	104,443

		1,793,291

Finance-Auto Loans - 0.1%

Credit Acceptance Corp.†	5,493	540,841
Nicholas Financial, Inc.	6,951	95,715

		636,556

Finance-Commercial - 0.0%

Horizon Technology Finance Corp.	5,437	91,070
NewStar Financial, Inc.†#	18,228	215,637

		306,707

Finance-Consumer Loans - 0.6%

ASTA Funding, Inc.	7,730	73,589
Encore Capital Group, Inc.†	15,296	428,747
First Marblehead Corp.†#	40,636	47,138
Nelnet, Inc., Class A#	16,684	399,582
Ocwen Financial Corp.†	75,045	1,930,908
Portfolio Recovery Associates, Inc.†	11,945	1,198,681
Regional Management Corp.†#	3,374	56,649
World Acceptance Corp.†#	7,251	529,323

		4,664,617

Finance-Investment Banker/Broker - 0.6%

Cowen Group, Inc., Class A†	61,087	159,437
Diamond Hill Investment Group, Inc.#	1,871	136,602
Duff & Phelps Corp., Class A	21,771	288,466
Evercore Partners, Inc., Class A	19,971	493,284
FBR & Co.†#	28,635	86,764
FXCM, Inc., Class A	16,382	143,506
Gain Capital Holdings, Inc.	10,369	46,349
GFI Group, Inc.	48,170	134,876
Greenhill & Co., Inc.	20,293	885,790
INTL FCStone, Inc.†#	9,617	174,356
Investment Technology Group, Inc.†	27,099	229,529
JMP Group, Inc.	11,170	60,206
KBW, Inc.#	24,250	370,783
Knight Capital Group, Inc., Class A†#	68,578	189,275
Ladenburg Thalmann Financial Services, Inc.†#	71,919	99,967
Oppenheimer Holdings, Inc., Class A	7,182	107,155
Piper Jaffray Cos.†#	11,415	280,923
Stifel Financial Corp.†	37,495	1,225,337
SWS Group, Inc.†	20,366	121,585

		5,234,190

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	41,013	468,368
California First National Bancorp#	1,579	25,896
Marlin Business Services Corp.	5,737	94,890
MicroFinancial, Inc.	5,920	53,280
SeaCube Container Leasing, Ltd.	7,678	146,650

		789,084

Finance-Mortgage Loan/Banker - 0.2%

Doral Financial Corp.†#	89,701	96,877
Ellie Mae, Inc.†	17,489	450,692
Federal Agricultural Mtg. Corp., Class C#	6,943	171,909
Nationstar Mortgage Holdings, Inc.†	13,386	363,028
Walter Investment Management Corp.	20,001	559,828

		1,642,334

Finance-Other Services - 0.2%

Asset Acceptance Capital Corp.†#	11,068	72,052
BGC Partners, Inc., Class A#	68,737	310,004
Higher One Holdings, Inc.†#	22,452	276,833
MarketAxess Holdings, Inc.	25,486	830,079
Netspend Holdings, Inc.†	21,675	205,479
WageWorks, Inc.†	4,546	77,555

		1,772,002

Financial Guarantee Insurance - 0.1%

MGIC Investment Corp.†#	131,619	155,310
Radian Group, Inc.#	93,075	312,732

		468,042

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†#	45,307	364,268
Sturm Ruger & Co., Inc.#	13,369	578,878

		943,146

Food-Canned - 0.2%

Seneca Foods Corp., Class A†#	6,332	181,158
TreeHouse Foods, Inc.†	25,104	1,304,153

		1,485,311

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	16,532	419,417

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.	3,213	30,684

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	19,288	575,747

Food-Misc./Diversified - 0.9%

Annie’s, Inc.†	3,486	144,843
B&G Foods, Inc.#	33,775	988,594
Cal-Maine Foods, Inc.	10,087	405,296
Chiquita Brands International, Inc.†#	32,079	192,474
Diamond Foods, Inc.#	15,442	303,744
Dole Food Co., Inc.†#	25,029	322,373
Hain Celestial Group, Inc.†	25,735	1,775,458
Inventure Foods, Inc.†	9,128	54,859
J&J Snack Foods Corp.	10,338	590,300
John B. Sanfilippo & Son, Inc.†	5,553	86,016
Lancaster Colony Corp.	12,896	934,186
Seaboard Corp.†	214	447,087
Smart Balance, Inc.†#	41,157	477,010
Snyders-Lance, Inc.	30,816	720,786

		7,443,026

Food-Retail - 0.3%

Arden Group, Inc., Class A#	784	70,764
Harris Teeter Supermarkets, Inc.	30,635	1,196,909
Ingles Markets, Inc., Class A	8,809	140,680
SUPERVALU, Inc.#	148,213	352,747
Village Super Market, Inc., Class A	5,882	196,047
Weis Markets, Inc.#	7,682	323,796

		2,280,943

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.#	8,301	219,478
Chefs’ Warehouse Holdings, Inc.†#	7,682	118,072
Fresh Del Monte Produce, Inc.#	26,612	657,316
Nash Finch Co.	8,534	168,035
Spartan Stores, Inc.#	15,128	231,610
United Natural Foods, Inc.†	34,103	1,960,241

		3,354,752

Footwear & Related Apparel - 0.7%

Crocs, Inc.†	62,788	1,098,162
Iconix Brand Group, Inc.†#	49,493	925,519
R.G. Barry Corp.	6,106	87,560
Skechers U.S.A., Inc., Class A†	26,426	572,651
Steven Madden, Ltd.†	27,422	1,176,952
Weyco Group, Inc.	4,650	106,671
Wolverine World Wide, Inc.	33,981	1,598,127

		5,565,642

Forestry - 0.1%

Deltic Timber Corp.#	7,608	466,675

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	11,077	100,136
Matthews International Corp., Class A#	19,690	589,322
Stewart Enterprises, Inc., Class A#	52,181	384,052

		1,073,510

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	14,617	91,502
Pinnacle Entertainment, Inc.†	43,665	483,372

		574,874

Gas-Distribution - 1.0%

Chesapeake Utilities Corp.#	6,689	313,246
Delta Natural Gas Co., Inc.#	4,744	93,457
Laclede Group, Inc.	15,702	663,410
New Jersey Resources Corp.	29,014	1,300,117
Northwest Natural Gas Co.#	18,714	920,167
Piedmont Natural Gas Co., Inc.	50,056	1,563,249
South Jersey Industries, Inc.	21,228	1,074,561
Southwest Gas Corp.	32,199	1,376,507
WGL Holdings, Inc.	35,985	1,404,855

		8,709,569

Gold Mining - 0.1%

Gold Reserve, Inc.†	36,540	142,141
Gold Resource Corp.#	20,838	395,088
Golden Star Resources, Ltd.†#	180,755	254,864
Midway Gold Corp.†#	88,870	121,752
Vista Gold Corp.†#	40,623	125,119

		1,038,964

Golf - 0.0%

Callaway Golf Co.#	45,408	261,096

Hazardous Waste Disposal - 0.1%

EnergySolutions, Inc.†#	55,360	135,632
Heritage-Crystal Clean, Inc.†#	5,366	96,535
US Ecology, Inc.	12,794	240,527

		472,694

Health Care Cost Containment - 0.1%

Corvel Corp.†	4,271	187,070
ExamWorks Group, Inc.†#	20,417	257,050
Integramed America, Inc.†#	6,118	85,774

		529,894

Healthcare Safety Devices - 0.0%

Unilife Corp.†#	55,854	167,003

Heart Monitors - 0.1%

HeartWare International, Inc.†#	9,873	884,325

Home Furnishings - 0.3%

American Woodmark Corp.†#	6,757	130,815
Bassett Furniture Industries, Inc.	7,863	95,064
Ethan Allen Interiors, Inc.	16,909	373,351
Flexsteel Industries, Inc.	3,141	61,626
Hooker Furniture Corp.#	7,536	85,534
Kimball International, Inc., Class B#	22,759	255,583
La-Z-Boy, Inc.†	36,119	498,442
Sealy Corp.†#	35,041	56,066
Select Comfort Corp.†	39,598	1,131,315

		2,687,796

Hotels/Motels - 0.2%

Gaylord Entertainment Co.†	21,688	879,232
Marcus Corp.	13,697	176,828
Morgans Hotel Group Co.†	15,407	79,808
Orient-Express Hotels, Ltd., Class A†	67,607	594,266
Red Lion Hotels Corp.†#	9,619	70,026

		1,800,160

Housewares - 0.0%

Libbey, Inc.†	14,328	210,478
Lifetime Brands, Inc.#	6,756	74,046

		284,524

Human Resources - 0.6%

AMN Healthcare Services, Inc.†	28,507	239,459
Barrett Business Services, Inc.#	4,882	123,710
CDI Corp.	9,562	157,486
Cross Country Healthcare, Inc.†	18,975	76,849
Heidrick & Struggles International, Inc.	12,559	154,727
Hudson Global, Inc.†#	23,217	107,727
Insperity, Inc.	15,842	387,337
Kelly Services, Inc., Class A#	18,714	230,931
Kenexa Corp.†	19,087	874,948
Kforce, Inc.†	20,119	235,794
Korn/Ferry International†#	33,388	477,448
Monster Worldwide, Inc.†#	84,666	590,122
On Assignment, Inc.†	29,986	495,069
Resources Connection, Inc.	29,676	331,777
Team Health Holdings, Inc.†	19,818	565,804
TrueBlue, Inc.†	28,209	438,086

		5,487,274

Identification Systems - 0.1%

Brady Corp., Class A	34,249	961,712
Checkpoint Systems, Inc.†	28,225	225,518

		1,187,230

Independent Power Producers - 0.2%

GenOn Energy, Inc.†	539,669	1,365,363
Ormat Technologies, Inc.#	12,403	235,533

		1,600,896

Industrial Automated/Robotic - 0.2%

Cognex Corp.	29,910	1,079,452
Hurco Cos., Inc.†	4,498	93,063
Intermec, Inc.†	41,887	247,971
iRobot Corp.†	19,178	483,094

		1,903,580

Instruments-Controls - 0.3%

Watts Water Technologies, Inc., Class A#	20,743	760,231
Woodward, Inc.	48,283	1,686,525

		2,446,756

Instruments-Scientific - 0.2%

FEI Co.	26,491	1,422,832
Fluidigm Corp.†	14,324	224,027

		1,646,859

Insurance Brokers - 0.0%

Crawford & Co., Class B	18,299	81,797
eHealth, Inc.†	13,678	226,234

		308,031

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.#	41,843	483,705
CNO Financial Group, Inc.	148,009	1,317,280
FBL Financial Group, Inc., Class A#	7,078	234,423
Independence Holding Co.#	5,703	58,114
Kansas City Life Insurance Co.	2,882	101,908
National Western Life Insurance Co., Class A	1,530	211,767
Phoenix Cos, Inc.†#	4,060	125,198
Presidential Life Corp.	15,125	210,842
Primerica, Inc.	32,847	957,819
Symetra Financial Corp.	54,054	660,540

		4,361,596

Insurance-Multi-line - 0.1%

Citizens, Inc.†	27,178	265,529
Eastern Insurance Holdings, Inc.	4,634	76,693
Fortegra Financial Corp.†#	4,671	37,228
Horace Mann Educators Corp.	27,695	486,601
United Fire Group, Inc.#	14,053	311,133

		1,177,184

Insurance-Property/Casualty - 1.0%

American Safety Insurance Holdings, Ltd.†#	6,310	108,721
AMERISAFE, Inc.†	12,674	318,624
Amtrust Financial Services, Inc.	18,737	488,484
Baldwin & Lyons, Inc., Class B#	6,366	143,362
Donegal Group, Inc., Class A	5,455	78,170
EMC Insurance Group, Inc.#	3,130	61,473
Employers Holdings, Inc.#	22,075	402,427

Enstar Group, Ltd.†	5,893	544,867
First American Financial Corp.	74,128	1,428,447
Global Indemnity PLC†	8,013	161,622
Hallmark Financial Services, Inc.†#	9,953	79,524
Hilltop Holdings, Inc.†	27,706	310,307
Homeowners Choice, Inc.#	5,012	100,440
Infinity Property & Casualty Corp.	8,247	462,657
Investors Title Co.#	864	54,043
Meadowbrook Insurance Group, Inc.	35,272	267,715
National Interstate Corp.	4,352	108,147
Navigators Group, Inc.†	6,972	338,560
OneBeacon Insurance Group, Ltd., Class A	15,849	204,611
RLI Corp.	14,810	938,362
Safety Insurance Group, Inc.	8,858	401,179
SeaBright Holdings, Inc.	13,820	151,744
Selective Insurance Group, Inc.	38,269	686,163
State Auto Financial Corp.	10,318	144,968
Stewart Information Services Corp.	12,788	252,819
Tower Group, Inc.#	24,287	452,710
Universal Insurance Holdings, Inc.#	13,043	45,651

		8,735,797

Insurance-Reinsurance - 0.6%

Alterra Capital Holdings, Ltd.#	59,863	1,375,053
Argo Group International Holdings, Ltd.	18,010	532,376
Flagstone Reinsurance Holdings SA	37,412	319,498
Greenlight Capital Re, Ltd., Class A†	19,620	476,374
Maiden Holdings, Ltd.	35,015	321,438
Montpelier Re Holdings, Ltd.	34,970	753,953
Platinum Underwriters Holdings, Ltd.	24,326	966,715

		4,745,407

Internet Application Software - 0.3%

Bazaarvoice, Inc.†#	7,216	107,086
Brightcove, Inc.†	4,134	53,411
DealerTrack Holdings, Inc.†	29,635	820,593
IntraLinks Holdings, Inc.†#	25,458	137,982
KIT Digital, Inc.†#	38,198	124,144
Lionbridge Technologies, Inc.†	39,304	137,957
RealNetworks, Inc.†#	15,265	121,204
VirnetX Holding Corp.†#	29,300	762,093
Vocus, Inc.†	14,403	279,706

		2,544,176

Internet Connectivity Services - 0.1%

Ambient Corp.†#	1,890	9,922
Boingo Wireless, Inc.†#	11,028	80,615
Cogent Communications Group, Inc.#	32,697	640,861
Envivio, Inc.†#	5,416	14,244
Internap Network Services Corp.†#	37,043	266,710
PC-Tel, Inc.	12,894	81,232

		1,093,584

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†#	41,999	97,018

Internet Content-Information/News - 0.3%

Angie’s List, Inc.†#	24,844	237,509
Bankrate, Inc.†	32,254	554,124
Dice Holdings, Inc.†#	31,863	254,267
HealthStream, Inc.†#	13,637	387,563
TechTarget, Inc.†	10,771	60,533
Travelzoo, Inc.†#	4,982	112,394
WebMD Health Corp.†#	35,374	528,487
XO Group, Inc.†	18,288	145,207
Yelp, Inc.†#	5,891	129,602

		2,409,686

Internet Incubators - 0.1%

ICG Group, Inc.†	26,004	237,157
ModusLink Global Solutions, Inc.†#	27,547	84,018
Safeguard Scientifics, Inc.†#	14,518	225,900

		547,075

Internet Infrastructure Software - 0.1%

Responsys, Inc.†#	24,951	239,280
support.com, Inc.†#	34,010	104,751
Unwired Planet, Inc.†	60,587	103,604

		447,635

Internet Security - 0.2%

iPass, Inc.†#	36,256	65,986
Sourcefire, Inc.†	20,637	1,070,854
VASCO Data Security International, Inc.†#	19,684	185,423
Zix Corp.†#	42,570	109,405

		1,431,668

Internet Telephone - 0.1%

BroadSoft, Inc.†#	19,190	694,870
magicJack VocalTec, Ltd.†#	10,537	259,948

		954,818

Intimate Apparel - 0.2%

Warnaco Group, Inc.†	28,658	1,473,594

Investment Companies - 0.9%

Apollo Investment Corp.	141,673	1,136,217
Arlington Asset Investment Corp., Class A	5,854	134,057
Blackrock Kelso Capital Corp.	51,363	507,980
Capital Southwest Corp.#	2,076	217,150
Fifth Street Finance Corp.	57,552	603,720
Gladstone Capital Corp.#	14,664	125,964
Gladstone Investment Corp.	15,418	117,331
Golub Capital BDC, Inc.#	9,989	154,929
Home Loan Servicing Solutions, Ltd.#	9,397	147,063
KCAP Financial, Inc.#	15,194	131,276
Main Street Capital Corp.	19,441	517,325
MCG Capital Corp.#	53,601	249,245
Medallion Financial Corp.#	12,492	142,284
MVC Capital, Inc.	16,701	212,270
New Mountain Finance Corp.#	8,826	130,801
NGP Capital Resources Co.	15,102	112,812
PennantPark Investment Corp.#	39,359	427,439
Prospect Capital Corp.#	103,150	1,179,005
Solar Capital, Ltd.#	25,562	591,249
Solar Senior Capital, Ltd.	6,634	117,554
TCP Capital Corp.	4,019	61,933
THL Credit, Inc.	8,330	116,120
TICC Capital Corp.#	26,363	274,175
Triangle Capital Corp.#	19,037	467,358

		7,875,257

Investment Management/Advisor Services - 0.4%

Artio Global Investors, Inc.#	21,554	66,817
Calamos Asset Management, Inc., Class A	13,431	149,487
CIFC Corp.†#	4,473	33,682
Cohen & Steers, Inc.#	12,886	434,903
Edelman Financial Group, Inc.#	14,405	127,052
Epoch Holding Corp.#	11,128	234,356
Financial Engines, Inc.†	32,344	688,927
GAMCO Investors, Inc., Class A	4,500	202,950
Manning & Napier, Inc.#	9,486	112,789
Medley Capital Corp.#	12,094	158,310
National Financial Partners Corp.†	28,353	417,923
Pzena Investment Management, Inc., Class A	6,832	34,365
Virtus Investment Partners, Inc.†	4,225	361,829
Westwood Holdings Group, Inc.	4,641	170,557
WisdomTree Investments, Inc.†	40,901	255,222

		3,449,169

Lasers-System/Components - 0.4%

Coherent, Inc.†#	16,529	778,351
Cymer, Inc.†#	21,602	1,224,834
Electro Scientific Industries, Inc.	16,001	196,172
II-VI, Inc.†	36,714	682,880
Newport Corp.†	26,681	331,645
Rofin-Sinar Technologies, Inc.†	19,933	433,144

		3,647,026

Leisure Products - 0.3%

Brunswick Corp.	62,365	1,477,427
Johnson Outdoors, Inc., Class A†	3,956	80,267
Marine Products Corp.	7,238	42,487
WMS Industries, Inc.†	38,461	612,684

		2,212,865

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.	29,565	1,896,890
Universal Display Corp.†#	27,737	1,119,743

		3,016,633

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	13,153	412,609
UniFirst Corp.	10,121	642,785

		1,055,394

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	8,152	73,286

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.†	14,014	411,031

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.#	16,365	887,474

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,836	140,679
Lindsay Corp.#	8,876	580,136

		720,815

Machinery-General Industrial - 1.0%

Albany International Corp., Class A	19,281	407,215
Altra Holdings, Inc.	18,809	346,274
Applied Industrial Technologies, Inc.	29,465	1,198,636
Chart Industries, Inc.†	20,879	1,457,354
DXP Enterprises, Inc.†	6,143	283,254
Flow International Corp.†	33,418	110,279
Intevac, Inc.†	16,244	100,713
Kadant, Inc.†	8,154	185,340
Middleby Corp.†	13,073	1,505,356
Robbins & Myers, Inc.	26,888	1,608,440
Sauer-Danfoss, Inc.	8,151	310,798
Tennant Co.	13,157	551,936
Twin Disc, Inc.#	5,953	110,190

		8,175,785

Machinery-Material Handling - 0.1%

Cascade Corp.	6,434	315,716
Columbus McKinnon Corp.†	13,547	200,767
NACCO Industries, Inc., Class A	3,847	409,321

		925,804

Machinery-Pumps - 0.0%

Gorman-Rupp Co.	10,612	292,254

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.	12,001	234,019

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp.	41,275	301,720
Odyssey Marine Exploration, Inc.†#	51,137	185,628

		487,348

Medical Imaging Systems - 0.0%

Merge Healthcare, Inc.†#	41,214	130,236

Medical Information Systems - 0.5%

athenahealth, Inc.†#	25,029	2,211,813
Computer Programs & Systems, Inc.	7,725	390,499
Epocrates, Inc.†	13,005	116,005
Greenway Medical Technologies†	5,523	83,176
Medidata Solutions, Inc.†	15,518	544,371
Mediware Information Systems†	2,499	36,685
Quality Systems, Inc.	27,616	487,975

		3,870,524

Medical Instruments - 1.0%

Abaxis, Inc.†	15,145	567,483
AngioDynamics, Inc.†	17,142	196,105
ArthroCare Corp.†	19,313	571,279
AtriCure, Inc.†	10,176	71,029
Cardiovascular Systems, Inc.†#	11,706	109,100
Conceptus, Inc.†#	21,910	416,509
CONMED Corp.	19,754	533,753
CryoLife, Inc.	19,241	103,901
DexCom, Inc.†#	47,866	636,618
Endologix, Inc.†	38,634	462,449
Genomic Health, Inc.†#	11,205	386,124
Integra LifeSciences Holdings Corp.†	13,620	535,811
MAKO Surgical Corp.†#	25,239	415,939
Natus Medical, Inc.†	20,561	240,769
Navidea Biopharmaceuticals, Inc.†#	67,384	245,278
NuVasive, Inc.†	30,149	635,541

Solta Medical, Inc.†#	43,009	131,177
Spectranetics Corp.†	23,942	290,656
SurModics, Inc.†	10,706	199,560
Symmetry Medical, Inc.†	25,597	238,308
Vascular Solutions, Inc.†	11,401	149,467
Volcano Corp.†#	37,215	1,052,440
Young Innovations, Inc.	3,835	142,930

		8,332,226

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†#	17,166	448,376

Medical Laser Systems - 0.1%

Cynosure, Inc., Class A†#	6,720	174,720
Palomar Medical Technologies, Inc.†#	13,637	119,324
PhotoMedex, Inc.†#	9,152	119,982

		414,026

Medical Products - 1.2%

ABIOMED, Inc.†#	23,337	521,115
Accuray, Inc.†#	49,786	305,188
Alphatec Holdings, Inc.†	38,172	63,366
Atrion Corp.#	1,104	239,745
Cantel Medical Corp.	14,798	381,196
Cerus Corp.†#	37,994	121,201
Chindex International, Inc.†#	8,069	84,482
Cyberonics, Inc.†	19,230	960,154
EnteroMedics, Inc.†#	17,691	65,103
Exactech, Inc.†#	5,997	96,792
Greatbatch, Inc.†	16,512	382,253
Haemonetics Corp.†	17,694	1,303,517
Hanger, Inc.†	23,823	681,576
Invacare Corp.	22,219	305,289
Luminex Corp.†#	29,113	563,045
NxStage Medical, Inc.†	34,370	438,217
Orthofix International NV†	13,079	553,503
PSS World Medical, Inc.†	35,212	760,227
Rockwell Medical Technologies, Inc.†#	14,565	116,229
Tornier NV†	10,553	189,110
West Pharmaceutical Services, Inc.	23,654	1,120,017
Wright Medical Group, Inc.†	27,448	568,174
Zeltiq Aesthetics, Inc.†	11,817	62,630

		9,882,129

Medical Sterilization Products - 0.2%

STERIS Corp.	40,364	1,382,063

Medical-Biomedical/Gene - 2.3%

Acorda Therapeutics, Inc.†	27,998	639,754
Aegerion Pharmaceuticals, Inc.†#	17,363	241,693
Affymax, Inc.†	25,214	446,036
Agenus, Inc.†#	15,910	73,027
Alnylam Pharmaceuticals, Inc.†#	32,357	591,810
AMAG Pharmaceuticals, Inc.†	14,914	220,578
Arena Pharmaceuticals, Inc.†#	137,665	1,244,492
Arqule, Inc.†	41,131	215,526
Astex Pharmaceuticals†	65,017	183,998
BioCryst Pharmaceuticals, Inc.†	34,334	150,040
BioTime, Inc.†#	21,293	86,237
Cambrex Corp.†	20,684	251,931
Celldex Therapeutics, Inc.†#	41,014	231,319
Coronado Biosciences, Inc.†#	12,321	75,774
Cubist Pharmaceuticals, Inc.†	44,226	2,043,241
Curis, Inc.†#	55,172	242,757
Dendreon Corp.†#	107,529	482,805
Discovery Laboratories, Inc.†#	30,285	97,518
Dynavax Technologies Corp.†	121,590	475,417
Emergent Biosolutions, Inc.†	18,079	266,304
Enzon Pharmaceuticals, Inc.†#	29,480	199,285
Exact Sciences Corp.†	39,900	396,207
Exelixis, Inc.†#	103,677	459,289
Geron Corp.†#	92,232	254,560
GTx, Inc.†	18,462	67,940
Halozyme Therapeutics, Inc.†	62,655	363,399
Harvard Bioscience, Inc.†	17,295	66,240
Immunogen, Inc.†#	58,012	834,793
Immunomedics, Inc.†#	46,026	155,108
InterMune, Inc.†#	45,664	336,544
Lexicon Pharmaceuticals, Inc.†#	138,614	310,495
Ligand Pharmaceuticals, Inc., Class B†#	12,153	210,125
Maxygen, Inc.#	19,382	119,005
Medicines Co.†	38,493	988,885
Merrimack Pharmaceuticals, Inc.†#	10,619	84,527
Momenta Pharmaceuticals, Inc.†#	32,701	461,411
NewLink Genetics Corp.†#	8,848	123,518
Novavax, Inc.†#	80,927	165,091
NPS Pharmaceuticals, Inc.†	60,159	458,412
Omeros Corp.†#	17,950	169,268
OncoGenex Pharmaceutical, Inc.†	10,153	138,995
Oncothyreon, Inc.†#	39,891	211,023
Pacific Biosciences of California, Inc.†#	25,887	50,997
PDL BioPharma, Inc.#	97,677	718,903
Repligen Corp.†#	21,539	122,557
RTI Biologics, Inc.†	38,986	148,927
Sangamo Biosciences, Inc.†#	36,720	197,186
Seattle Genetics, Inc.†#	66,368	1,761,407
Sequenom, Inc.†#	79,980	293,527
Spectrum Pharmaceuticals, Inc.†#	41,562	497,081
Sunesis Pharmaceuticals, Inc.†#	18,840	59,723
Transcept Pharmaceuticals, Inc.†	8,802	58,797
Trius Therapeutics, Inc.†	17,362	96,359
Verastem, Inc.†	4,411	38,023
Vical, Inc.†#	53,037	192,524
XOMA Corp.†	47,541	164,967
ZIOPHARM Oncology, Inc.†#	46,422	230,717

		19,466,072

Medical-Drugs - 1.9%

Achillion Pharmaceuticals, Inc.†	37,145	261,129
Akorn, Inc.†#	39,708	549,559
Alkermes PLC†	85,486	1,568,668
Amicus Therapeutics, Inc.†#	21,049	103,140
Ampio Pharmaceuticals, Inc.†#	17,861	51,440
Anacor Pharmaceuticals, Inc.†	10,008	61,549
Array Biopharma, Inc.†	62,241	344,815
Auxilium Pharmaceuticals, Inc.†	33,782	787,121
BioSpecifics Technologies Corp.†	3,461	64,998

Cadence Pharmaceuticals, Inc.†#	41,990	165,441
Cempra, Inc.†#	2,951	24,228
ChemoCentryx, Inc.†#	3,788	39,774
Clovis Oncology, Inc.†	9,542	166,890
Corcept Therapeutics, Inc.†#	34,230	98,925
Cumberland Pharmaceuticals, Inc.†	8,295	49,770
Cytori Therapeutics, Inc.†#	38,151	120,176
Dusa Pharmaceuticals, Inc.†	15,650	83,727
Endocyte, Inc.†#	20,669	198,216
Furiex Pharmaceuticals, Inc.†	5,141	94,851
Hi-Tech Pharmacal Co., Inc.†	7,476	266,818
Idenix Pharmaceuticals, Inc.†	52,194	294,896
Infinity Pharmaceuticals, Inc.†#	13,593	246,849
Ironwood Pharmaceuticals, Inc.†#	52,480	657,574
Jazz Pharmaceuticals PLC†	28,998	1,319,699
Keryx Biopharmaceuticals, Inc.†#	49,712	101,412
Lannett Co., Inc.†	11,151	54,528
MAP Pharmaceuticals, Inc.†#	17,383	233,627
Medicis Pharmaceutical Corp., Class A	40,129	1,266,471
Opko Health, Inc.†#	74,600	331,224
Optimer Pharmaceuticals, Inc.†#	32,856	493,826
Orexigen Therapeutics, Inc.†	42,121	188,281
Pacira Pharmaceuticals, Inc.†	12,884	233,973
Pain Therapeutics, Inc.†#	26,518	105,542
Pernix Therapeutics Holdings†#	6,353	41,549
PharMerica Corp.†#	20,598	259,535
Pozen, Inc.†#	18,570	120,891
Progenics Pharmaceuticals, Inc.†#	21,114	86,145
Raptor Pharmaceutical Corp.†#	34,116	169,556
Repros Therapeutics, Inc.†#	10,350	131,134
Rigel Pharmaceuticals, Inc.†	49,894	465,012
Sagent Pharmaceuticals, Inc.†#	6,550	94,713
Santarus, Inc.†	38,215	236,169
Sciclone Pharmaceuticals, Inc.†#	39,659	194,329
SIGA Technologies, Inc.†#	24,555	72,683
Sucampo Pharmaceuticals, Inc., Class A†	7,576	36,138
Supernus Pharmaceuticals, Inc.†#	2,354	28,907
Synergy Pharmaceuticals, Inc.†	28,693	142,030
Synta Pharmaceuticals Corp.†#	25,919	170,288
Targacept, Inc.†#	19,007	85,531
Vanda Pharmaceuticals, Inc.†#	19,710	86,527
Ventrus Biosciences, Inc.†#	8,719	32,958
ViroPharma, Inc.†	48,691	1,295,181
Vivus, Inc.†	69,618	1,493,306
XenoPort, Inc.†	24,943	232,469
Zogenix, Inc.†	37,902	89,828

		16,194,016

Medical-Generic Drugs - 0.3%

Acura Pharmaceuticals, Inc.†	8,454	13,780
Impax Laboratories, Inc.†	46,790	1,107,519
Par Pharmaceutical Cos., Inc.†#	25,661	1,277,918

		2,399,217

Medical-HMO - 0.6%
Centene Corp.†	35,936	1,459,361
Magellan Health Services, Inc.†	19,072	946,162
Metropolitan Health Networks, Inc.†	30,831	247,881
Molina Healthcare, Inc.†	20,908	506,810
Triple-S Management Corp., Class B†	13,540	276,757
Universal American Corp.†#	26,236	237,436
WellCare Health Plans, Inc.†	30,087	1,705,632

		5,380,039

Medical-Hospitals - 0.1%

Acadia Healthcare Co., Inc.†	16,080	308,414
Select Medical Holdings Corp.†	24,427	252,820
Vanguard Health Systems, Inc.†	22,197	216,421

		777,655

Medical-Nursing Homes - 0.2%

Assisted Living Concepts, Inc., Class A	13,521	105,328
Ensign Group, Inc.	12,145	357,549
Kindred Healthcare, Inc.†#	36,937	412,217
National Healthcare Corp.#	7,362	329,008
Skilled Healthcare Group, Inc., Class A†#	13,363	76,436
Sun Healthcare Group, Inc.†	17,828	150,647

		1,431,185

Medical-Outpatient/Home Medical - 0.3%

Air Methods Corp.†	8,959	1,044,082
Almost Family, Inc.†#	5,759	127,159
Amedisys, Inc.†	21,037	296,201
Amsurg Corp.†	22,090	649,667
Gentiva Health Services, Inc.†	21,250	233,325
LHC Group, Inc.†	11,144	193,905

		2,544,339

Metal Processors & Fabrication - 0.6%

Ampco-Pittsburgh Corp.	5,944	100,216
CIRCOR International, Inc.#	12,151	387,009
Dynamic Materials Corp.	9,415	152,146
Haynes International, Inc.	8,578	418,178
Kaydon Corp.	22,373	497,576
LB Foster Co., Class A	6,363	204,570
Mueller Industries, Inc.	18,935	816,099
NN, Inc.†	11,887	100,207
RBC Bearings, Inc.†	15,489	712,339
Rexnord Corp.†	20,113	302,701
RTI International Metals, Inc.†#	21,169	459,156
Sun Hydraulics Corp.	14,428	334,008
Worthington Industries, Inc.#	36,480	762,432

		5,246,637

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†#	11,658	151,904
Olympic Steel, Inc.#	6,368	100,359

		252,263

Metal Products-Fasteners - 0.0%

Eastern Co.#	4,339	73,980

Metal-Aluminum - 0.1%

Century Aluminum Co.†#	35,945	223,937
Kaiser Aluminum Corp.#	13,472	752,411
Noranda Aluminum Holding Corp.	23,263	138,648

		1,114,996

Metal-Copper - 0.0%

Revett Minerals, Inc.†	17,803	55,189

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.†	6,604	188,478
FreightCar America, Inc.#	8,355	149,722
Hillenbrand, Inc.	38,503	697,674
John Bean Technologies Corp.	20,198	322,360
Movado Group, Inc.	12,288	432,046
Trimas Corp.†	22,486	483,449

		2,273,729

Motion Pictures & Services - 0.1%

Lions Gate Entertainment Corp.†#	59,224	875,331

Multimedia - 0.2%

Demand Media, Inc.†#	20,918	212,318
Entravision Communications Corp., Class A#	35,411	40,369
EW Scripps Co., Class A†	20,855	216,266
Journal Communications, Inc., Class A†	29,996	160,779
Martha Stewart Living Omnimedia, Class A#	19,392	57,400
Meredith Corp.#	25,293	823,540

		1,510,672

Networking Products - 0.5%

Anixter International, Inc.	19,695	1,184,260
Black Box Corp.	12,229	317,832
Calix, Inc.†#	27,407	145,531
Extreme Networks, Inc.†	65,741	234,038
Infinera Corp.†#	76,613	435,162
Ixia†	29,444	436,949
LogMeIn, Inc.†#	15,409	338,690
NeoPhotonics Corp.†#	13,652	75,769
NETGEAR, Inc.†	26,520	969,836
Parkervision, Inc.†#	52,986	121,868
Procera Networks, Inc.†#	13,450	285,005

		4,544,940

Non-Ferrous Metals - 0.2%

Globe Specialty Metals, Inc.	42,919	626,188
Horsehead Holding Corp.†#	30,589	270,407
Materion Corp.	14,259	302,861
Uranerz Energy Corp.†#	46,065	66,794
Uranium Energy Corp.†#	59,157	150,851
US Antimony Corp.†#	37,532	97,583

		1,514,684

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	18,138	87,244

Office Furnishings-Original - 0.4%

CompX International, Inc.#	795	9,818
Herman Miller, Inc.	40,729	796,659
HNI Corp.	31,794	881,330
Interface, Inc.	40,900	561,557
Knoll, Inc.	33,472	486,683
Steelcase, Inc., Class A	53,122	515,283

		3,251,330

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	78,893	519,905

Oil & Gas Drilling - 0.1%

Hercules Offshore, Inc.†	110,641	454,734
Parker Drilling Co.†	82,123	339,989
Vantage Drilling Co.†#	133,701	203,226

		997,949

Oil Companies-Exploration & Production - 2.8%

Abraxas Petroleum Corp.†#	57,638	117,005
Apco Oil and Gas International, Inc.	6,373	102,605
Approach Resources, Inc.†	20,195	580,404
Berry Petroleum Co., Class A#	36,560	1,346,870
Bill Barrett Corp.†#	33,592	736,673
Bonanza Creek Energy, Inc.†	6,918	139,190
BPZ Resources, Inc.†#	73,025	167,227
Callon Petroleum Co.†	27,543	152,313
Carrizo Oil & Gas, Inc.†#	27,639	697,608
Clayton Williams Energy, Inc.†	4,119	197,918
Comstock Resources, Inc.†#	33,597	554,015
Contango Oil & Gas Co.†	8,911	494,828
CREDO Petroleum Corp.†#	4,803	69,451
Crimson Exploration, Inc.†	14,842	66,492
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Emerald Oil, Inc.†	33,548	41,599
Endeavour International Corp.†#	32,375	273,569
Energy XXI Bermuda, Ltd.	55,074	1,811,384
EPL Oil & Gas, Inc.	19,368	333,517
Evolution Petroleum Corp.†	11,557	92,687
Forest Oil Corp.†#	82,234	609,354
FX Energy, Inc.†#	36,957	282,721
Gastar Exploration, Ltd.†#	41,178	65,885
Goodrich Petroleum Corp.†#	18,145	230,441
Gulfport Energy Corp.†	38,859	1,021,992
Halcon Resources Corp.†	77,772	597,289
Harvest Natural Resources, Inc.†#	26,091	222,556
Isramco, Inc.†	717	73,564
Kodiak Oil & Gas Corp.†	184,016	1,645,103
Magnum Hunter Resources Corp.†#	102,882	442,393
Matador Resources Co.†	9,845	100,222
McMoRan Exploration Co.†#	70,848	894,810
Midstates Petroleum Co., Inc.†	16,774	136,708
Miller Energy Resources, Inc.†#	20,484	92,588
Northern Oil and Gas, Inc.†	44,346	724,614
Oasis Petroleum, Inc.†	55,781	1,636,057
Panhandle Oil and Gas, Inc., Class A#	4,873	140,927
PDC Energy, Inc.†#	20,896	581,536
Penn Virginia Corp.#	32,000	195,520
Petroquest Energy, Inc.†	39,507	251,660
Quicksilver Resources, Inc.†#	82,003	278,810
Resolute Energy Corp.†	33,698	304,630
Rex Energy Corp.†	30,137	373,397
Rosetta Resources, Inc.†	36,936	1,586,032
Sanchez Energy Corp.†	8,085	154,262
Stone Energy Corp.†	34,545	812,844
Swift Energy Co.†	29,917	583,082
Synergy Resources Corp.†	27,322	76,502
Triangle Petroleum Corp.†	30,894	212,242
Vaalco Energy, Inc.†	40,392	299,305
Venoco, Inc.†#	20,514	229,346
W&T Offshore, Inc.#	24,245	418,469

Warren Resources, Inc.†#	50,061	145,677
ZaZa Energy Corp.†#	17,330	52,337

		23,448,230

Oil Field Machinery & Equipment - 0.6%

Bolt Technology Corp.	5,988	86,047
Dril-Quip, Inc.†	28,063	1,965,532
Edgen Group, Inc.†	10,463	77,740
Flotek Industries, Inc.†#	34,541	408,620
Forum Energy Technologies, Inc.†	15,492	366,696
Gulf Island Fabrication, Inc.	10,045	261,371
Lufkin Industries, Inc.	23,459	1,229,721
Mitcham Industries, Inc.†	8,882	135,895
Natural Gas Services Group, Inc.†	8,595	118,525
Thermon Group Holdings, Inc.†	10,272	234,818

		4,884,965

Oil Refining & Marketing - 0.2%

Adams Resources & Energy, Inc.	1,469	51,562
Alon USA Energy, Inc.#	6,788	92,860
Arabian American Development Co.†#	13,941	134,391
CVR Energy, Inc.†	11,577	345,226
CVR Energy, Inc. (CVR)†(1)(2)	61,322	0
Delek US Holdings, Inc.	11,867	311,627
Western Refining, Inc.	40,014	1,119,192

		2,054,858

Oil-Field Services - 0.9%

Basic Energy Services, Inc.†#	21,537	239,061
C&J Energy Services, Inc.†#	31,125	626,546
Cal Dive International, Inc.†#	67,104	99,985
Exterran Holdings, Inc.†	45,268	832,479
Forbes Energy Services, Ltd.†#	10,299	38,106
Helix Energy Solutions Group, Inc.†	73,766	1,299,757
Hornbeck Offshore Services, Inc.†	24,654	957,561
Key Energy Services, Inc.†	105,447	834,086
Matrix Service Co.†	17,967	209,495
Newpark Resources, Inc.†#	62,772	431,871
Pioneer Energy Services Corp.†	43,209	332,709
Targa Resources Corp.	20,241	916,310
Tesco Corp.†	21,191	215,301
TETRA Technologies, Inc.†	54,166	347,204
Union Drilling, Inc.†	9,686	41,359
Willbros Group, Inc.†#	27,175	133,158

		7,554,988

Optical Recognition Equipment - 0.0%

Digimarc Corp.	4,953	107,678

Optical Supplies - 0.0%

Staar Surgical Co.†	25,356	166,082

Paper & Related Products - 0.6%

Boise, Inc.	70,169	528,373
Buckeye Technologies, Inc.	27,517	834,315
Clearwater Paper Corp.†	16,326	615,817
KapStone Paper and Packaging Corp.†	28,211	565,066
Neenah Paper, Inc.	11,050	308,406
Orchids Paper Products Co.#	4,019	72,021
P.H. Glatfelter Co.	29,859	501,631
Resolute Forest Products†#	56,563	710,997
Schweitzer-Mauduit International, Inc.	21,794	703,510
Wausau Paper Corp.	30,780	276,404

		5,116,540

Patient Monitoring Equipment - 0.2%

Insulet Corp.†	33,359	699,538
Masimo Corp.†	34,862	769,753

		1,469,291

Petrochemicals - 0.0%

TPC Group, Inc.†	9,039	370,870

Pharmacy Services - 0.0%

BioScrip, Inc.†#	30,673	260,720

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp.†	66,743	1,528,415
U.S. Physical Therapy, Inc.	8,216	213,369

		1,741,784

Physicians Practice Management - 0.1%

Healthways, Inc.†#	23,326	244,456
IPC The Hospitalist Co., Inc.†#	11,572	511,367

		755,823

Pipelines - 0.2%

Crosstex Energy, Inc.	28,468	353,003
SemGroup Corp., Class A†	29,186	1,037,271

		1,390,274

Platinum - 0.1%

Stillwater Mining Co.†	80,830	851,140

Pollution Control - 0.0%

ADA-ES, Inc.†	6,287	147,430
CECO Environmental Corp.	5,007	47,466
GSE Holding, Inc.†	5,617	46,060
Met-Pro Corp.#	10,250	93,480

		334,436

Poultry - 0.1%

Pilgrim’s Pride Corp.†#	42,126	224,110
Sanderson Farms, Inc.	16,039	706,037

		930,147

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†	27,744	354,291
Capstone Turbine Corp.†#	208,445	208,174
Generac Holdings, Inc.	17,270	372,168
Powell Industries, Inc.†	6,240	236,621
Power-One, Inc.†	46,840	287,598
SunPower Corp.†	27,765	124,387
Vicor Corp.	13,721	82,600

		1,665,839

Precious Metals - 0.3%

Coeur d’Alene Mines Corp.†	62,765	1,442,967
McEwen Mining, Inc.†#	137,690	545,253
Paramount Gold and Silver Corp.†#	91,183	226,134

		2,214,354

Printing-Commercial - 0.4%

American Reprographics Co.†	25,510	102,550
Cenveo, Inc.†#	37,691	75,759
Consolidated Graphics, Inc.†	5,555	148,818
Deluxe Corp.#	35,605	1,010,114
Ennis, Inc.#	18,262	266,443
Multi-Color Corp.#	9,428	192,331
Quad/Graphics, Inc.#	17,587	322,194
Valassis Communications, Inc.†#	29,858	748,540
VistaPrint NV†#	25,832	931,760

		3,798,509

Private Corrections - 0.1%

Geo Group, Inc.	42,898	1,128,646

Protection/Safety - 0.1%

Ascent Capital Group, Inc., Class A†	9,920	511,376
Landauer, Inc.	6,601	387,083

		898,459

Publishing-Books - 0.1%

Courier Corp.#	7,256	81,412
Scholastic Corp.#	18,108	553,200

		634,612

Publishing-Newspapers - 0.1%

Daily Journal Corp.†#	680	60,792
Dolan Co.†	21,350	75,792
McClatchy Co., Class A†#	40,471	63,135
New York Times Co., Class A†	95,104	874,006

		1,073,725

Publishing-Periodicals - 0.0%

Value Line, Inc.#	919	10,339

Racetracks - 0.1%

Churchill Downs, Inc.#	9,087	520,049
International Speedway Corp., Class A	19,346	514,797
Speedway Motorsports, Inc.#	8,134	124,694

		1,159,540

Radio - 0.0%

Beasley Broadcasting Group, Inc., Class A†	3,074	13,372
Cumulus Media, Inc., Class A†#	39,190	108,556
Dial Global, Inc.†	3,025	7,926
Entercom Communications Corp., Class A†#	17,056	107,965
Saga Communications, Inc., Class A†#	2,448	99,878
Salem Communications Corp., Class A	7,063	35,103

		372,800

Real Estate Investment Trusts - 7.5%

Acadia Realty Trust	30,643	763,011
AG Mortgage Investment Trust, Inc.	11,037	260,473
Agree Realty Corp.	7,985	198,188
Alexander’s, Inc.	1,465	658,723
American Assets Trust, Inc.	23,079	629,134
American Capital Mortgage Investment Corp.	25,321	626,188
American Realty Capital Trust, Inc.	110,658	1,305,764
Anworth Mortgage Asset Corp.	95,796	657,161
Apollo Commercial Real Estate Finance, Inc.#	12,195	213,656
Apollo Residential Mortgage, Inc.	16,886	345,150
Ares Commercial Real Estate Corp.	5,377	90,549
ARMOUR Residential REIT, Inc.	162,841	1,214,794
Ashford Hospitality Trust, Inc.	37,258	308,496
Associated Estates Realty Corp.	34,412	523,407
Campus Crest Communities, Inc.	26,806	289,505
CapLease, Inc.	46,621	228,443
Capstead Mortgage Corp.#	65,338	936,947
Cedar Realty Trust, Inc.	41,859	229,806
Chatham Lodging Trust	9,712	136,065
Chesapeake Lodging Trust	22,433	417,927
Colonial Properties Trust	61,394	1,345,756
Colony Financial, Inc.	23,118	444,097
Coresite Realty Corp.	14,344	390,013
Cousins Properties, Inc.	64,061	511,847
CreXus Investment Corp.	46,760	480,693
CubeSmart	86,011	1,109,542
CYS Investments, Inc.#	115,833	1,665,679
DCT Industrial Trust, Inc.#	172,469	1,090,004
DiamondRock Hospitality Co.	130,660	1,256,949
DuPont Fabros Technology, Inc.	42,819	1,180,092
Dynex Capital, Inc.	37,947	396,546
EastGroup Properties, Inc.	19,883	1,065,729
Education Realty Trust, Inc.	66,169	764,914
Entertainment Properties Trust#	32,695	1,490,565
Equity One, Inc.	38,305	812,066
Excel Trust, Inc.	23,491	275,784
FelCor Lodging Trust, Inc.†	86,744	402,492
First Industrial Realty Trust, Inc.†	61,892	798,407
First Potomac Realty Trust	35,589	455,895
Franklin Street Properties Corp.	50,615	562,839
Getty Realty Corp.#	17,909	320,750
Gladstone Commercial Corp.#	7,643	136,733
Glimcher Realty Trust	97,377	1,020,511
Government Properties Income Trust#	25,878	584,584
Gramercy Capital Corp.†#	32,051	85,897
Gyrodyne Co. of America, Inc.†#	831	92,657
Healthcare Realty Trust, Inc.	54,438	1,320,666
Hersha Hospitality Trust	120,075	597,973
Highwoods Properties, Inc.	51,620	1,683,328
Hudson Pacific Properties, Inc.	25,028	443,997
Inland Real Estate Corp.#	53,425	438,085
Invesco Mortgage Capital, Inc.	80,584	1,651,166
Investors Real Estate Trust	59,821	499,505
iStar Financial, Inc.†#	58,905	422,938
Kite Realty Group Trust	38,471	197,741
LaSalle Hotel Properties	59,797	1,629,468
Lexington Realty Trust	82,841	777,049
LTC Properties, Inc.	21,236	716,503

Medical Properties Trust, Inc.	94,666	976,006
Mission West Properties, Inc.	12,718	114,716
Monmouth Real Estate Investment Corp., Class A	28,096	313,832
National Health Investors, Inc.#	17,093	892,938
New York Mortgage Trust, Inc.#	15,652	107,842
NorthStar Realty Finance Corp.#	93,119	546,609
Omega Healthcare Investors, Inc.	73,878	1,774,550
One Liberty Properties, Inc.	8,012	153,109
Parkway Properties, Inc.#	11,068	128,499
Pebblebrook Hotel Trust	39,904	942,932
Pennsylvania Real Estate Investment Trust	39,070	614,180
PennyMac Mortgage Investment Trust	28,749	619,253
Potlatch Corp.	28,163	1,015,558
PS Business Parks, Inc.	12,860	876,666
RAIT Financial Trust#	34,845	163,771
Ramco-Gershenson Properties Trust	32,084	415,809
Redwood Trust, Inc.	55,202	791,045
Resource Capital Corp.#	59,172	353,849
Retail Opportunity Investments Corp.#	35,155	441,898
RLJ Lodging Trust	74,500	1,329,080
Rouse Properties, Inc.#	15,464	214,950
Sabra Health Care REIT, Inc.	25,872	495,966
Saul Centers, Inc.	5,283	227,750
Select Income REIT	6,427	159,454
Sovran Self Storage, Inc.	20,248	1,151,099
STAG Industrial, Inc.	16,696	256,951
Starwood Property Trust, Inc.	81,264	1,913,767
Strategic Hotels & Resorts, Inc.†	126,373	770,875
Summit Hotel Properties, Inc.	21,323	181,672
Sun Communities, Inc.#	18,481	846,615
Sunstone Hotel Investors, Inc.†	95,103	991,924
Terreno Realty Corp.	9,366	141,052
Two Harbors Investment Corp.	194,216	2,250,963
UMH Properties, Inc.#	9,199	103,489
Universal Health Realty Income Trust	8,299	358,268
Urstadt Biddle Properties, Inc., Class A	15,983	311,668
Washington Real Estate Investment Trust#	46,308	1,243,833
Western Asset Mortgage Capital Corp.	5,584	119,721
Whitestone REIT, Class B#	7,093	93,202
Winthrop Realty Trust	20,364	231,335

		63,789,543

Real Estate Management/Services - 0.1%

HFF, Inc., Class A†	22,778	302,947
Kennedy-Wilson Holdings, Inc.#	30,003	415,242

		718,189

Real Estate Operations & Development - 0.1%

AV Homes, Inc.†	6,891	101,573
Consolidated-Tomoka Land Co.#	3,000	86,400
Forestar Group, Inc.†	24,203	348,281
Thomas Properties Group, Inc.	22,481	124,995

		661,249

Recreational Centers - 0.2%

Life Time Fitness, Inc.†#	29,932	1,421,171
Town Sports International Holdings, Inc.†	16,189	210,781

		1,631,952

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	8,830	381,986

Recycling - 0.0%

Metalico, Inc.†#	27,993	64,384

Rental Auto/Equipment - 0.7%

Avis Budget Group, Inc.†	74,116	1,216,985
Dollar Thrifty Automotive Group, Inc.†#	19,579	1,706,506
Electro Rent Corp.	13,098	224,238
H&E Equipment Services, Inc.†	20,038	354,672
McGrath RentCorp	17,290	435,362
Rent-A-Center, Inc.	41,486	1,463,626
Zipcar, Inc.†#	18,765	148,243

		5,549,632

Research & Development - 0.2%

AVEO Pharmaceuticals, Inc.†#	27,169	260,551
PAREXEL International Corp.†	41,818	1,203,940

		1,464,491

Resorts/Theme Parks - 0.4%

Bluegreen Corp.†#	10,006	57,134
Marriott Vacations Worldwide Corp.†	18,570	596,468
Six Flags Entertainment Corp.	27,702	1,529,982
Vail Resorts, Inc.	25,147	1,296,328

		3,479,912

Retail-Apparel/Shoe - 1.8%

Aeropostale, Inc.†	56,739	790,374
ANN, Inc.†	34,065	1,212,033
bebe Stores, Inc.	25,793	140,056
Body Central Corp.†	11,292	99,144
Brown Shoe Co., Inc.	29,915	449,024
Buckle, Inc.#	19,374	882,292
Casual Male Retail Group, Inc.†	29,310	120,757
Cato Corp., Class A	19,142	562,201
Children’s Place Retail Stores, Inc.†	16,945	964,848
Collective Brands, Inc.†	42,518	920,090
Destination Maternity Corp.	9,334	171,279
Express, Inc.†	62,458	974,969
Fifth & Pacific Cos., Inc.†#	75,918	1,005,913
Finish Line, Inc., Class A	35,486	814,759
Francesca’s Holdings Corp.†#	24,289	858,130
Genesco, Inc.†	17,091	1,207,479
Hot Topic, Inc.#	29,455	278,350
Jos. A. Bank Clothiers, Inc.†#	19,438	936,328
Kenneth Cole Productions, Inc., Class A†	5,642	85,589
Men’s Wearhouse, Inc.	35,551	1,123,412
New York & Co., Inc.†	19,126	71,340
rue21, Inc.†#	10,809	306,003
Shoe Carnival, Inc.	9,973	219,406
Stein Mart, Inc.†	19,076	172,447
Tilly’s, Inc.†	6,417	117,688
Vera Bradley, Inc.†#	14,066	298,621
Wet Seal, Inc., Class A†	63,163	183,173
Winmark Corp.	1,588	78,447

		15,044,152

Retail-Appliances - 0.0%

Conn’s, Inc.†#	10,887	252,143
hhgregg, Inc.†#	10,941	77,572

		329,715

Retail-Auto Parts - 0.0%

PEP Boys-Manny Moe & Jack	36,904	331,767

Retail-Automobile - 0.4%

America’s Car-Mart, Inc.†	5,585	254,732
Asbury Automotive Group, Inc.†	19,437	538,211
Group 1 Automotive, Inc.#	16,007	880,545
Lithia Motors, Inc., Class A	15,133	442,035
Penske Automotive Group, Inc.#	29,642	789,663
Rush Enterprises, Inc., Class A†	23,227	395,788
Sonic Automotive, Inc., Class A	28,128	502,647

		3,803,621

Retail-Bedding - 0.0%

Mattress Firm Holding Corp.†#	7,687	247,445

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†#	19,797	236,970

Retail-Building Products - 0.1%

Lumber Liquidators Holdings, Inc.†#	19,226	897,085
Orchard Supply Hardware Stores Corp., Class A†	1,327	19,003

		916,088

Retail-Computer Equipment - 0.0%

PC Connection, Inc.#	6,231	75,956
Systemax, Inc.†#	7,716	89,891

		165,847

Retail-Consumer Electronics - 0.0%

RadioShack Corp.#	69,428	168,710

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	26,590	1,503,665
Pantry, Inc.†	16,315	228,736
Susser Holdings Corp.†	7,812	265,764

		1,998,165

Retail-Discount - 0.2%

Citi Trends, Inc.†	10,408	120,889
Fred’s, Inc., Class A#	25,716	342,794
Gordmans Stores, Inc.†	5,906	103,828
HSN, Inc.	26,479	1,192,349
Tuesday Morning Corp.†	29,209	163,278

		1,923,138

Retail-Drug Store - 0.1%

Rite Aid Corp.†#	460,804	548,357

Retail-Hair Salons - 0.1%

Regis Corp.#	40,193	723,876

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.	13,395	175,207
Kirkland’s, Inc.†	10,099	97,960
Pier 1 Imports, Inc.	67,828	1,253,461

		1,526,628

Retail-Hypermarkets - 0.0%

Roundy’s, Inc.#	13,961	104,568

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	14,238	102,656
Steinway Musical Instruments, Inc.†	4,821	120,043
West Marine, Inc.†#	10,603	110,271

		332,970

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	76,719	901,448

Retail-Misc./Diversified - 0.1%

Perfumania Holdings, Inc.†	3,543	29,301
Pricesmart, Inc.#	12,695	928,512
Teavana Holdings, Inc.†	6,124	67,364

		1,025,177

Retail-Office Supplies - 0.1%

Office Depot, Inc.†	198,186	303,225
OfficeMax, Inc.#	60,452	351,226

		654,451

Retail-Pawn Shops - 0.3%

Cash America International, Inc.#	20,511	796,237
Ezcorp, Inc.†	33,492	758,594
First Cash Financial Services, Inc.†	19,977	891,374

		2,446,205

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	14,199	145,966

Retail-Regional Department Stores - 0.1%

Bon-Ton Stores, Inc.#	8,835	92,679
Stage Stores, Inc.	21,408	458,559

		551,238

Retail-Restaurants - 1.5%

AFC Enterprises, Inc.†	17,005	408,460
Biglari Holdings, Inc.†	846	297,284
BJ’s Restaurants, Inc.†#	17,129	703,145
Bob Evans Farms, Inc.#	20,348	800,490
Bravo Brio Restaurant Group, Inc.†	13,642	220,591
Buffalo Wild Wings, Inc.†	12,964	995,376
Caribou Coffee Co., Inc.†#	14,732	188,422
Carrols Restaurant Group, Inc.†	10,642	60,447
CEC Entertainment, Inc.	12,774	379,516
Cheesecake Factory, Inc.	37,714	1,252,482
Cracker Barrel Old Country Store, Inc.	13,435	846,136
Denny’s Corp.†	67,141	328,320
DineEquity, Inc.†	10,677	565,561
Domino’s Pizza, Inc.	40,434	1,432,981

Einstein Noah Restaurant Group, Inc.	4,294	74,200
Fiesta Restaurant Group, Inc.†	11,289	181,301
Frisch’s Restaurants, Inc.#	2,189	72,259
Ignite Restaurant Group, Inc.†#	4,632	69,387
Jack in the Box, Inc.†	30,877	805,581
Jamba, Inc.†	46,998	116,085
Krispy Kreme Doughnuts, Inc.†	41,513	306,366
Luby’s, Inc.†	13,969	83,535
Nathan’s Famous, Inc.†#	1,864	59,406
Papa John’s International, Inc.†	12,526	644,964
Red Robin Gourmet Burgers, Inc.†	10,255	318,008
Ruby Tuesday, Inc.†	44,543	301,111
Ruth’s Hospitality Group, Inc.†	24,600	150,552
Sonic Corp.†	42,328	396,613
Texas Roadhouse, Inc.	43,573	748,148

		12,806,727

Retail-Sporting Goods - 0.4%

Big 5 Sporting Goods Corp.	11,606	98,883
Cabela’s, Inc.†	32,571	1,563,734
Hibbett Sports, Inc.†#	18,434	1,069,909
Zumiez, Inc.†	15,290	446,315

		3,178,841

Retail-Video Rentals - 0.1%

Coinstar, Inc.†#	21,855	1,117,228

Retail-Vitamins & Nutrition Supplements - 0.1%

Vitamin Shoppe, Inc.†	20,557	1,102,061

Retirement/Aged Care - 0.2%

Capital Senior Living Corp.†	19,662	236,534
Emeritus Corp.†#	21,452	429,469
Five Star Quality Care, Inc.†	29,700	140,481
Sunrise Senior Living, Inc.†#	40,636	584,346

		1,390,830

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	43,512	869,805

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	23,402	346,350
Proto Labs, Inc.†#	3,507	110,330

		456,680

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†#	25,254	524,525
GeoEye, Inc.†	10,549	283,030
Iridium Communications, Inc.†	34,708	257,186
Loral Space & Communications, Inc.	7,676	563,572

		1,628,313

Savings & Loans/Thrifts - 1.1%

Astoria Financial Corp.#	60,837	612,629
Bank Mutual Corp.	32,348	141,037
BankFinancial Corp.#	14,715	113,158
Beneficial Mutual Bancorp, Inc.†#	22,922	201,943
Berkshire Hills Bancorp, Inc.	15,478	344,386
BofI Holding, Inc.†	6,921	162,990
Brookline Bancorp, Inc.	48,907	415,220
BSB Bancorp, Inc.†	5,726	72,548
Cape Bancorp, Inc.†#	7,874	72,047
Charter Financial Corp.	4,583	43,355
Clifton Savings Bancorp, Inc.#	5,968	58,248
Dime Community Bancshares, Inc.	21,951	306,875
ESB Financial Corp.	7,259	99,666
ESSA Bancorp, Inc.	6,291	63,791
EverBank Financial Corp.	15,594	185,101
First Defiance Financial Corp.	6,793	113,036
First Federal Bancshares of Arkansas, Inc.†#	2,426	23,702
First Financial Holdings, Inc.#	11,540	147,481
First Financial Northwest, Inc.†	11,174	84,922
First Pactrust Bancorp, Inc.	7,404	89,292
Flushing Financial Corp.	21,591	329,047
Fox Chase Bancorp, Inc.	8,867	133,892
Heritage Financial Group, Inc.#	6,053	82,079
Hingham Institution for Savings#	894	56,215
Home Bancorp, Inc.†	4,771	81,107
Home Federal Bancorp, Inc.#	10,965	116,448
HomeStreet, Inc.†	3,041	107,773
Investors Bancorp, Inc.†	30,866	529,969
Kaiser Federal Financial Group, Inc.	6,319	96,554
Kearny Financial Corp.#	10,568	102,193
Meridian Interstate Bancorp, Inc.†	5,921	88,223
NASB Financial, Inc.†	2,928	57,828
Northfield Bancorp, Inc.	10,263	153,945
Northwest Bancshares, Inc.	68,152	823,276
OceanFirst Financial Corp.	10,050	141,705
Oritani Financial Corp.#	31,738	464,327
Peoples Federal Bancshares, Inc.#	4,255	71,016
Provident Financial Holdings, Inc.#	6,791	89,573
Provident Financial Services, Inc.	42,024	648,851
Provident New York Bancorp#	23,685	203,217
Rockville Financial, Inc.	19,959	239,308
Roma Financial Corp.	5,102	47,959
SI Financial Group, Inc.	7,385	85,297
Territorial Bancorp, Inc.	7,705	177,677
United Financial Bancorp, Inc.	10,841	154,701
ViewPoint Financial Group, Inc.	23,530	433,658
Waterstone Financial, Inc.†#	5,100	24,735
Westfield Financial, Inc.	18,575	134,483
WSFS Financial Corp.	5,318	215,751

		9,242,234

Schools - 0.3%

American Public Education, Inc.†#	12,588	424,216
Bridgepoint Education, Inc.†#	12,152	119,819
Capella Education Co.†#	9,418	292,617
Career Education Corp.†	36,149	113,869
Corinthian Colleges, Inc.†	54,658	110,409
Education Management Corp.†#	18,610	55,644
Grand Canyon Education, Inc.†	27,897	589,185
K12, Inc.†#	18,628	392,119
Lincoln Educational Services Corp.	15,923	67,673
National American University Holdings, Inc.	7,048	28,615

Strayer Education, Inc.#	8,284	536,637
Universal Technical Institute, Inc.	14,974	179,838

		2,910,641

Security Services - 0.1%

Brink’s Co.	33,000	734,580

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†#	5,536	117,751
Global Geophysical Services, Inc.†#	13,556	62,222
ION Geophysical Corp.†#	92,139	601,668
OYO Geospace Corp.†	4,450	407,575
T.G.C. Industries, Inc.†	10,177	62,080

		1,251,296

Semiconductor Components-Integrated Circuits - 0.8%

Aeroflex Holding Corp.†#	13,804	98,008
ANADIGICS, Inc.†#	49,191	57,553
Cirrus Logic, Inc.†#	45,024	1,876,150
Emulex Corp.†	60,605	415,144
Exar Corp.†	25,969	197,624
Hittite Microwave Corp.†	22,005	1,152,402
Integrated Device Technology, Inc.†	99,344	528,510
MaxLinear, Inc., Class A†#	15,462	88,288
Micrel, Inc.#	33,905	337,016
Pericom Semiconductor Corp.†#	16,492	132,431
Power Integrations, Inc.#	19,818	686,496
Sigma Designs, Inc.†#	22,976	157,845
TriQuint Semiconductor, Inc.†	117,678	654,290

		6,381,757

Semiconductor Equipment - 0.8%

ATMI, Inc.†	22,290	421,504
Axcelis Technologies, Inc.†	75,146	78,903
Brooks Automation, Inc.	46,306	370,911
Cabot Microelectronics Corp.	16,451	547,325
Cohu, Inc.	17,012	149,706
Entegris, Inc.†	95,844	842,469
FormFactor, Inc.†	34,642	176,328
FSI International, Inc.†#	27,363	168,830
Intermolecular, Inc.†	9,668	71,543
LTX-Credence Corp.†	34,221	194,717
Mattson Technology, Inc.†	40,831	38,361
MKS Instruments, Inc.	36,685	994,530
Nanometrics, Inc.†#	16,400	249,772
Photronics, Inc.†#	42,164	247,503
Rudolph Technologies, Inc.†	22,440	209,589
Tessera Technologies, Inc.	36,237	553,339
Ultra Clean Holdings, Inc.†	16,259	95,603
Ultratech, Inc.†	18,301	603,567
Veeco Instruments, Inc.†#	27,133	930,662

		6,945,162

Silver Mining - 0.1%

Golden Minerals Co.†#	20,000	107,000
Hecla Mining Co.#	199,215	1,077,753

		1,184,753

Software Tools - 0.0%

EPAM Systems, Inc.†#	3,396	59,430

Steel Pipe & Tube - 0.1%

Furmanite Corp.†	26,011	126,934
Mueller Water Products, Inc., Class A	109,399	418,998
Northwest Pipe Co.†	6,545	165,196
Omega Flex, Inc.†	1,924	20,490

		731,618

Steel-Producers - 0.1%

AK Steel Holding Corp.#	77,203	403,000
Metals USA Holdings Corp.†	8,125	112,044
Schnitzer Steel Industries, Inc., Class A#	17,629	486,913
Shiloh Industries, Inc.	4,071	41,239

		1,043,196

Steel-Specialty - 0.0%

Universal Stainless & Alloy†	4,785	171,781

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†#	26,691	456,416
Wesco Aircraft Holdings, Inc.†	12,307	171,560

		627,976

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†	27,293	102,349

SupraNational Banks - 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	19,731	415,535

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	69,235	946,443
Finisar Corp.†#	63,737	875,746
Harmonic, Inc.†	82,098	375,188
KVH Industries, Inc.†	10,309	139,790
Oclaro, Inc.†#	50,770	130,479
Oplink Communications, Inc.†	13,312	213,924
Sycamore Networks, Inc.†	14,317	211,605

		2,893,175

Telecom Services - 0.4%

Aviat Networks, Inc.†#	42,784	97,548
Cbeyond, Inc.†	18,953	153,519
Consolidated Communications Holdings, Inc.#	27,826	453,007
EarthLink, Inc.	74,160	495,389
Fairpoint Communications, Inc.†#	14,435	94,261
Hawaiian Telcom Holdco, Inc.†#	7,154	122,834
Lumos Networks Corp.	10,607	92,069
Neutral Tandem, Inc.†	19,615	215,765
NTELOS Holdings Corp.	10,360	177,881
ORBCOMM, Inc.†#	24,959	87,856
Premiere Global Services, Inc.†#	34,950	323,637
Primus Telecommunications Group, Inc.#	8,490	121,747
RigNet, Inc.†#	8,602	152,771
USA Mobility, Inc.	15,463	176,433
Vonage Holdings Corp.†	111,118	237,792

		3,002,509

Telecommunication Equipment - 0.8%

8x8, Inc.†	49,374	292,294
ADTRAN, Inc.#	44,491	902,722
Anaren, Inc.†#	10,356	204,117
Arris Group, Inc.†	78,933	1,075,857
Aware, Inc.#	8,011	47,505
Comtech Telecommunications Corp.#	12,487	351,134
Comverse Technology, Inc.†	152,954	917,724
Neonode, Inc.†#	15,698	62,478
Numerex Corp., Class A†#	6,988	72,815
Plantronics, Inc.	29,683	1,058,496
Preformed Line Products Co.	1,641	96,688
ShoreTel, Inc.†	33,666	134,664
Sonus Networks, Inc.†#	148,537	286,676
Symmetricom, Inc.†	29,061	179,016
Tellabs, Inc.	255,714	907,785
Westell Technologies, Inc., Class A†	33,939	72,629

		6,662,600

Telephone-Integrated - 0.2%

Atlantic Tele-Network, Inc.#	6,283	236,743
Cincinnati Bell, Inc.†#	137,702	645,822
General Communication, Inc., Class A†	25,752	227,133
HickoryTech Corp.#	9,413	98,554
IDT Corp., Class B#	10,570	106,229
Shenandoah Telecommunications Co.#	16,653	256,123

		1,570,604

Television - 0.1%

Belo Corp., Class A	65,316	476,807
Central European Media Enterprises, Ltd., Class A†#	25,636	143,561
LIN TV Corp., Class A†	21,276	86,168
Sinclair Broadcast Group, Inc., Class A	35,205	406,970

		1,113,506

Textile-Apparel - 0.0%

Cherokee, Inc.	5,856	77,006
Perry Ellis International, Inc.†	8,279	170,713
Unifi, Inc.†	9,820	108,806

		356,525

Textile-Products - 0.0%

Culp, Inc.#	6,089	64,787

Theaters - 0.1%

Carmike Cinemas, Inc.†	12,367	142,221
National CineMedia, Inc.	39,151	567,689
Reading International, Inc.†	11,676	74,843

		784,753

Therapeutics - 1.0%

Allos Therapeutics, Inc.†#	55,715	100,844
Anika Therapeutics, Inc.†#	8,226	116,891
AVANIR Pharmaceuticals, Inc., Class A†#	94,745	314,553
Cornerstone Therapeutics, Inc.†#	5,995	40,526
Dyax Corp.†#	68,989	155,915
Isis Pharmaceuticals, Inc.†#	69,955	952,087
MannKind Corp.†#	78,748	212,620
Neurocrine Biosciences, Inc.†	46,300	341,694
Osiris Therapeutics, Inc.†#	11,493	104,012
Pharmacyclics, Inc.†#	37,992	2,542,425
Questcor Pharmaceuticals, Inc.†#	37,538	1,630,651
Synageva BioPharma Corp.†#	7,258	362,610
Theravance, Inc.†#	42,361	1,129,768
Threshold Pharmaceuticals, Inc.†#	31,396	276,599

		8,281,195

Tobacco - 0.2%

Alliance One International, Inc.†#	61,010	176,929
Star Scientific, Inc.†#	101,743	382,554
Universal Corp.#	16,240	770,263
Vector Group, Ltd.#	36,945	628,434

		1,958,180

Toys - 0.1%

JAKKS Pacific, Inc.#	18,168	302,316
LeapFrog Enterprises, Inc.†	35,230	381,893

		684,209

Transactional Software - 0.3%

ACI Worldwide, Inc.†	27,761	1,204,272
Bottomline Technologies, Inc.†	24,409	547,738
InnerWorkings, Inc.†#	22,171	267,161
Synchronoss Technologies, Inc.†	19,298	444,047

		2,463,218

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	37,111	172,566
Atlas Air Worldwide Holdings, Inc.†#	18,450	950,175

		1,122,741

Transport-Equipment & Leasing - 0.2%

Amerco, Inc.	6,051	563,046
Greenbrier Cos., Inc.†	15,954	230,535
TAL International Group, Inc.#	20,392	693,532
Textainer Group Holdings, Ltd.#	8,577	302,940
Willis Lease Finance Corp.†#	3,801	47,056

		1,837,109

Transport-Marine - 0.3%

CAI International, Inc.†	8,959	178,015
Frontline, Ltd.#	35,990	112,649
GasLog, Ltd.†	16,416	182,546
Genco Shipping & Trading, Ltd.†#	21,810	63,031
Gulfmark Offshore, Inc., Class A†	18,735	657,224
International Shipholding Corp.#	3,828	64,234
Knightsbridge Tankers, Ltd.#	17,056	109,329
Nordic American Tankers, Ltd.#	36,950	432,685
Overseas Shipholding Group, Inc.#	17,233	103,570
Rand Logistics, Inc.†#	12,341	87,621
Scorpio Tankers, Inc.†	26,287	139,847
Ship Finance International, Ltd.#	31,588	509,830
Teekay Tankers, Ltd., Class A#	43,980	175,480

		2,816,061

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†	28,290	1,798,112
RailAmerica, Inc.†	13,200	361,680

		2,159,792

Transport-Services - 0.3%

Bristow Group, Inc.	24,975	1,171,078
Echo Global Logistics, Inc.†	10,309	182,572
Hub Group, Inc., Class A†	25,904	779,710
Pacer International, Inc.†#	24,504	100,466
PHI, Inc.†#	9,098	250,650
Universal Truckload Services, Inc.	3,820	54,168
XPO Logistics, Inc.†#	12,308	182,528

		2,721,172

Transport-Truck - 0.7%

Arkansas Best Corp.	17,780	163,220
Celadon Group, Inc.	13,995	231,057
Forward Air Corp.	20,309	682,789
Heartland Express, Inc.#	33,509	436,287
Knight Transportation, Inc.#	40,385	577,506
Marten Transport, Ltd.	10,873	191,800
Old Dominion Freight Line, Inc.†	33,171	1,485,397
Patriot Transportation Holding, Inc.†#	4,444	113,989
Quality Distribution, Inc.†	14,918	145,152
Roadrunner Transportation Systems, Inc.†	8,953	156,498
Saia, Inc.†	11,181	242,628
Swift Transportation Co.†#	55,147	449,448
Werner Enterprises, Inc.	30,880	687,080

		5,562,851

Travel Services - 0.1%

Interval Leisure Group, Inc.	27,076	499,552

Venture Capital - 0.1%

Fidus Investment Corp.#	6,583	107,632
GSV Capital Corp.†#	13,491	116,427
Harris & Harris Group, Inc.†#	21,647	79,228
Hercules Technology Growth Capital, Inc.	34,714	388,450

		691,737

Veterinary Diagnostics - 0.1%

Neogen Corp.†	16,447	642,091

Virtual Reality Products - 0.0%

RealD, Inc.†#	30,708	304,316

Vitamins & Nutrition Products - 0.1%

Nature’s Sunshine Products, Inc.#	7,898	124,551
Nutraceutical International Corp.†	6,082	93,055
Omega Protein Corp.†	13,684	98,798
Schiff Nutrition International, Inc.†	9,332	179,921
Synutra International, Inc.†	12,083	66,819
USANA Health Sciences, Inc.†#	4,160	188,656

		751,800

Warehousing & Harbor Transportation Services - 0.0%

Westway Group, Inc.†#	8,482	58,441

Water - 0.3%

American States Water Co.	13,169	573,905
Artesian Resources Corp., Class A#	5,214	115,438
California Water Service Group#	29,262	535,202
Connecticut Water Service, Inc.#	6,049	186,612
Consolidated Water Co., Ltd.#	10,180	83,069
Middlesex Water Co.#	10,970	205,687
PICO Holdings, Inc.†	15,899	346,280
SJW Corp.#	9,828	229,779
York Water Co.#	8,958	158,288

		2,434,260

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†#	30,681	77,316
Heckmann Corp.†#	93,415	251,286

		328,602

Web Hosting/Design - 0.1%

NIC, Inc.	45,009	649,480
Web.com Group, Inc.†#	24,476	407,525

		1,057,005

Web Portals/ISP - 0.1%

Blucora, Inc.†	27,952	430,740
MeetMe, Inc.†#	12,915	31,642
Synacor, Inc.†#	4,711	37,405
Towerstream Corp.†#	33,153	142,227

		642,014

Wire & Cable Products - 0.2%

Belden, Inc.	31,780	1,084,652
Coleman Cable, Inc.#	6,067	57,515
Encore Wire Corp.#	13,104	371,105
Insteel Industries, Inc.#	12,353	123,777

		1,637,049

Wireless Equipment - 0.6%

Aruba Networks, Inc.†#	78,076	1,534,193
CalAmp Corp.†	20,044	152,334
Globecomm Systems, Inc.†#	16,092	191,656
InterDigital, Inc.#	30,970	1,045,237
RF Micro Devices, Inc.†	194,220	728,325
TeleNav, Inc.†	11,588	69,992
Telular Corp.#	11,577	110,792
Tessco Technologies, Inc.#	3,764	71,328
Ubiquiti Networks, Inc.†#	7,313	87,902
ViaSat, Inc.†#	26,198	1,013,863

		5,005,622

Wound, Burn & Skin Care - 0.0%

Derma Sciences, Inc.†#	6,469	61,326
Obagi Medical Products, Inc.†	13,080	174,749

		236,075

Total Common Stock
(cost $772,775,101)		813,642,270

REGISTERED INVESTMENT COMPANIES - 0.0%

Firsthand Technology Value Fund, Inc.†
(cost $113,569)	5,974	95,883

RIGHTS - 0.0%
Banks - Commercial - 0.0%

Hampton Roads Bankshares, Inc. Expires 09/05/2012† (cost $0)	6,857	35,003

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp. Expires 10/14/2013 (strike price $10.50)† (cost $0)	8,134	0

Total Long-Term Investment Securities
(cost $772,888,670)		813,773,156

SHORT-TERM INVESTMENT SECURITIES - 15.5%
Registered Investment Companies - 15.1%

State Street Navigator Securities Lending Prime Portfolio(3)	127,925,241	127,925,241

U.S. Government Treasuries - 0.4%

United States Treasury Bills
Disc. Notes
0.06% due 09/20/2012(4)	$150,000	149,993
0.07% due 09/20/2012(4)	75,000	74,997
0.08% due 09/20/2012(4)	581,000	580,974
0.09% due 09/20/2012(4)	2,675,000	2,674,878

		3,480,842

Total Short-Term Investment Securities
(cost $131,406,083)		131,406,083

REPURCHASE AGREEMENT - 3.6%

State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $30,779,000)	30,779,000	30,779,000

TOTAL INVESTMENTS
(cost $935,073,753) (6)	115.0%	975,958,239
Liabilities in excess of other assets	(15.0)	(127,533,561)

NET ASSETS	100.0%	$848,424,678

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At August 31, 2012, the Fund had loaned securities with a total value of $124,742,829. This was secured by collateral of $127,925,241, which was received in cash and subsequently invested in short-term investments currently valued at $127,925,241 as reported in the portfolio of investments. Additional collateral of $245,442 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.32%	01/10/2013	$7
United States Treasury Notes/Bonds	0.75% to 3.13%	12/15/2013 to 02/15/2042	245,435

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.
CVR	- Contingent Value Recovery

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)

435	Long	Russell 2000 Mini Index	September 2012	$33,110,930	$35,282,850	$2,171,920

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$52,670,963	$—	$0	$52,670,963
Real Estate Investment Trusts	63,789,543	—	—	63,789,543
Other Industries*	697,181,764	—	0	697,181,764
Registered Investment Companies	95,883	—	—	95,883
Rights	—	35,003	—	35,003
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	127,925,241	—	—	127,925,241
U.S. Government Treasuries	—	3,480,842	—	3,480,842
Repurchase Agreement	—	30,779,000	—	30,779,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	2,171,920	—	—	2,171,920

Total	$943,835,314	$34,294,845	$0	$978,130,159

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.5%
Aerospace/Defense - 0.4%

Esterline Technologies Corp.†	12,516	$748,457

Aerospace/Defense-Equipment - 0.8%

Alliant Techsystems, Inc.#	14,975	733,625
Curtiss-Wright Corp.	23,871	717,562

		1,451,187

Apparel Manufacturers - 1.9%

Delta Apparel, Inc.†#	42,699	605,045
Hanesbrands, Inc.†#	27,530	892,798
Jones Group, Inc.#	67,498	855,199
Maidenform Brands, Inc.†#	35,836	795,201
True Religion Apparel, Inc.#	14,322	332,127

		3,480,370

Applications Software - 0.3%

Progress Software Corp.†#	26,660	512,672

Auto/Truck Parts & Equipment-Original - 1.0%

American Axle & Manufacturing Holdings, Inc.†#	77,163	861,911
Lear Corp.	11,579	449,612
Modine Manufacturing Co.†#	81,105	568,546

		1,880,069

Auto/Truck Parts & Equipment-Replacement - 0.8%

Commercial Vehicle Group, Inc.†#	53,455	451,694
Douglas Dynamics, Inc.#	66,938	938,471

		1,390,165

Banks-Commercial - 8.7%

Associated Banc-Corp.#	74,920	970,963
BancorpSouth, Inc.#	46,669	687,901
Bank of Hawaii Corp.#	17,015	786,603
Chemical Financial Corp.#	9,199	211,025
City National Corp.#	6,445	330,951
East West Bancorp, Inc.#	27,350	600,059
First Citizens BancShares, Inc., Class A	28,567	4,717,554
First Midwest Bancorp, Inc.	21,360	252,262
FirstMerit Corp.#	49,110	770,536
Fulton Financial Corp.	88,990	865,873
Glacier Bancorp, Inc.#	11,842	182,485
Hancock Holding Co.#	24,425	723,957
Independent Bank Corp.#	5,480	159,797
International Bancshares Corp.#	10,002	182,637
Lakeland Financial Corp.#	5,970	158,563
NBT Bancorp, Inc.#	8,372	176,063
Prosperity Bancshares, Inc.#	12,427	523,177
S&T Bancorp, Inc.	3,194	55,416
TCF Financial Corp.#	40,475	450,082
UMB Financial Corp.#	39,151	1,919,574
Umpqua Holdings Corp.#	9,165	115,846
Webster Financial Corp.#	18,390	391,339
WesBanco, Inc.#	5,276	107,208
Wintrust Financial Corp.#	18,779	702,522

		16,042,393

Batteries/Battery Systems - 0.4%

EnerSys, Inc.†	20,040	746,490

Building & Construction Products-Misc. - 2.1%

Quanex Building Products Corp.#	102,704	1,797,320
Simpson Manufacturing Co., Inc.#	84,652	2,152,700

		3,950,020

Building-Heavy Construction - 0.3%

Tutor Perini Corp.†#	53,508	567,720

Building-Maintance & Services - 0.1%

ABM Industries, Inc.#	12,219	247,068

Building-Mobile Home/Manufactured Housing - 0.7%

Cavco Industries, Inc.†#	16,124	738,479
Thor Industries, Inc.#	14,860	467,199

		1,205,678

Chemicals-Diversified - 0.7%

Huntsman Corp.#	37,675	541,767
Olin Corp.#	35,735	765,801

		1,307,568

Chemicals-Plastics - 0.8%

A. Schulman, Inc.#	62,870	1,527,112

Chemicals-Specialty - 0.4%

American Pacific Corp.†	19,868	239,807
Cabot Corp.#	16,414	571,699

		811,506

Circuit Boards - 0.1%

TTM Technologies, Inc.†#	17,101	181,271

Commercial Services-Finance - 0.7%

Global Payments, Inc.#	21,998	916,217
TNS, Inc.†	29,585	432,237

		1,348,454

Computer Services - 1.6%

CACI International, Inc., Class A†#	25,000	1,334,750
DST Systems, Inc.#	14,800	753,024
Sykes Enterprises, Inc.†	57,392	774,218

		2,861,992

Computers-Integrated Systems - 1.0%

Brocade Communications Systems, Inc.†	143,378	831,592
NCR Corp.†	30,315	678,753
Netscout Systems, Inc.†	14,880	353,400

		1,863,745

Computers-Memory Devices - 1.4%

Imation Corp.†#	415,169	2,370,615
Quantum Corp.†#	183,095	292,952

		2,663,567

Computers-Periphery Equipment - 0.3%

Lexmark International, Inc., Class A#	23	499
Synaptics, Inc.†#	16,381	498,310

		498,809

Consulting Services - 0.8%

FTI Consulting, Inc.†	40,880	1,063,289
Towers Watson & Co., Class A	6,575	357,154

		1,420,443

Consumer Products-Misc. - 3.3%

Blyth, Inc.#	49,654	2,101,357
Central Garden & Pet Co.†#	29,037	329,570
Central Garden & Pet Co., Class A†#	17,933	211,609
Helen of Troy, Ltd.†	22,867	718,939
Jarden Corp.#	15,603	754,093
Spectrum Brands Holdings, Inc.#	17,904	659,404
WD-40 Co.#	26,261	1,281,800

		6,056,772

Dental Supplies & Equipment - 0.4%

Patterson Cos., Inc.	19,699	669,175

Disposable Medical Products - 0.5%

ICU Medical, Inc.†#	14,869	825,229

Distribution/Wholesale - 1.0%

Ingram Micro, Inc., Class A†	42,949	655,831
Owens & Minor, Inc.#	44,998	1,259,494

		1,915,325

Diversified Manufacturing Operations - 1.8%

Barnes Group, Inc.#	16,351	387,028
Carlisle Cos., Inc.	13,628	713,290
Crane Co.#	18,428	700,080
ITT Corp.	37,095	738,190
Koppers Holdings, Inc.	5,117	165,842
SPX Corp.	10,430	666,477

		3,370,907

Diversified Minerals - 0.1%

AMCOL International Corp.#	8,810	264,917

Diversified Operations/Commercial Services - 0.9%

Viad Corp.#	82,917	1,697,311

E-Services/Consulting - 0.2%

Websense, Inc.†#	20,136	309,692

Electric-Integrated - 3.1%

ALLETE, Inc.#	66,503	2,763,865
IDACORP, Inc.	17,625	730,556
NV Energy, Inc.	48,423	849,340
Portland General Electric Co.	29,035	779,299
TECO Energy, Inc.#	39,720	689,539

		5,812,599

Electronic Components-Misc. - 1.9%

AVX Corp.#	125,176	1,281,802
Celestica, Inc.†	79,521	619,469
Pulse Electronics Corp.#	94,303	105,619
Vishay Intertechnology, Inc.†#	150,535	1,439,115

		3,446,005

Electronic Components-Semiconductors - 2.5%

Amkor Technology, Inc.†#	120,102	563,278
DSP Group, Inc.†#	125,013	716,325
Lattice Semiconductor Corp.†#	305,985	1,190,282
Microsemi Corp.†#	41,620	828,654
PMC - Sierra, Inc.†#	127,625	746,606
QLogic Corp.†#	49,267	599,579

		4,644,724

Electronic Measurement Instruments - 0.5%

Orbotech, Ltd.†	108,238	900,540

Engineering/R&D Services - 0.7%

EMCOR Group, Inc.	12,580	347,585
Foster Wheeler AG†	40,153	879,351

		1,226,936

Engines-Internal Combustion - 0.4%

Briggs & Stratton Corp.#	41,231	714,121

Enterprise Software/Service - 1.1%

JDA Software Group, Inc.†#	47,183	1,453,237
Omnicell, Inc.†#	37,012	531,492

		1,984,729

Finance-Consumer Loans - 0.1%

Regional Management Corp.†#	8,094	135,898

Finance-Investment Banker/Broker - 0.6%

Interactive Brokers Group, Inc., Class A	23,327	322,379
Investment Technology Group, Inc.†#	91,587	775,742

		1,098,121

Finance-Leasing Companies - 0.4%

Aircastle, Ltd.#	58,468	667,705

Food-Canned - 0.9%

Seneca Foods Corp., Class A†#	18,730	535,865
TreeHouse Foods, Inc.†	22,868	1,187,993

		1,723,858

Food-Misc./Diversified - 0.4%

Ingredion, Inc.	13,893	747,860

Footwear & Related Apparel - 0.2%

Wolverine World Wide, Inc.	7,990	375,770

Funeral Services & Related Items - 1.1%

Matthews International Corp., Class A#	68,800	2,059,184

Gold Mining - 0.7%

AuRico Gold, Inc.†#	88,391	612,550
Aurizon Mines, Ltd.†	147,774	602,918

		1,215,468

Home Furnishings - 0.5%

Furniture Brands International, Inc.†#	88,686	89,573
La-Z-Boy, Inc.†#	58,263	804,029

		893,602

Human Resources - 1.2%

Heidrick & Struggles International, Inc.#	64,795	798,274
Insperity, Inc.	13,839	338,364
Korn/Ferry International†	70,629	1,009,995

		2,146,633

Identification Systems - 0.2%

Brady Corp., Class A#	12,903	362,316

Instruments-Scientific - 0.4%

PerkinElmer, Inc.#	26,750	730,275

Insurance Brokers - 0.4%

Brown & Brown, Inc.	30,538	801,317

Insurance-Life/Health - 0.6%

Protective Life Corp.#	28,835	814,589
Symetra Financial Corp.#	24,745	302,384

		1,116,973

Insurance-Multi-line - 0.2%

Fortegra Financial Corp.†#	44,772	356,833

Insurance-Property/Casualty - 1.3%

Hanover Insurance Group, Inc.	20,235	722,187
Stewart Information Services Corp.#	89,023	1,759,985

		2,482,172

Insurance-Reinsurance - 3.2%

Aspen Insurance Holdings, Ltd.#	32,915	957,168
Endurance Specialty Holdings, Ltd.#	52,659	1,991,037
Montpelier Re Holdings, Ltd.#	21,420	461,815
Platinum Underwriters Holdings, Ltd.	40,332	1,602,794
Validus Holdings, Ltd.	28,040	939,620

		5,952,434

Internet Content-Information/News - 0.2%

WebMD Health Corp.†#	21,850	326,439

Investment Companies - 0.8%

Steel Excel, Inc.†#	58,352	1,471,054

Investment Management/Advisor Services - 1.5%

CIFC Corp.†#	38,028	286,351
Federated Investors, Inc., Class B#	29,306	621,873
Waddell & Reed Financial, Inc., Class A	28,415	841,084
Westwood Holdings Group, Inc.#	29,098	1,069,352

		2,818,660

Machinery-Electrical - 1.0%

Franklin Electric Co., Inc.#	33,091	1,794,525

Machinery-General Industrial - 2.6%

Gardner Denver, Inc.#	21,405	1,290,293
Kadant, Inc.†#	150,880	3,429,503

		4,719,796

Machinery-Material Handling - 0.1%

NACCO Industries, Inc., Class A#	1,018	108,315

Medical Instruments - 0.2%

ArthroCare Corp.†	14,167	419,060

Medical Products - 1.8%

Haemonetics Corp.†#	13,634	1,004,417
Hill-Rom Holdings, Inc.	27,503	762,658
Teleflex, Inc.#	12,485	824,384
West Pharmaceutical Services, Inc.	17,242	816,409

		3,407,868

Medical Sterilization Products - 0.3%

STERIS Corp.#	18,072	618,785

Medical-Biomedical/Gene - 1.6%

Bio-Rad Laboratories, Inc., Class A†	10,216	1,025,482
Cambrex Corp.†#	82,522	1,005,118
Charles River Laboratories International, Inc.†	24,185	878,399

		2,908,999

Medical-Drugs - 0.2%

Lannett Co., Inc.†#	76,535	374,256

Medical-Generic Drugs - 0.4%

Impax Laboratories, Inc.†	32,765	775,548

Medical-Hospitals - 0.4%

LifePoint Hospitals, Inc.†#	19,805	800,518

Metal Processors & Fabrication - 0.7%

Mueller Industries, Inc.	19,494	840,191
Worthington Industries, Inc.#	25,409	531,048

		1,371,239

Miscellaneous Manufacturing - 1.2%

Hillenbrand, Inc.#	90,114	1,632,865
John Bean Technologies Corp.#	41,580	663,617

		2,296,482

Multimedia - 0.5%

Meredith Corp.#	25,960	845,258

Networking Products - 0.7%

Black Box Corp.#	24,833	645,410
Ixia†#	47,224	700,804

		1,346,214

Non-Ferrous Metals - 0.2%

Thompson Creek Metals Co., Inc.†#	102,416	288,813

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†#	28,437	187,400

Oil & Gas Drilling - 0.4%

Atwood Oceanics, Inc.†#	17,350	802,958

Oil Companies-Exploration & Production - 3.1%

Bill Barrett Corp.†#	41,037	899,941
Comstock Resources, Inc.†#	83,889	1,383,330
Energen Corp.#	16,269	830,533
Stone Energy Corp.†#	36,398	856,445
Swift Energy Co.†#	66,708	1,300,139
W&T Offshore, Inc.#	22,913	395,478

		5,665,866

Oil Refining & Marketing - 0.2%

Tesoro Corp.#	9,252	367,674

Oil-Field Services - 0.8%

Cal Dive International, Inc.†#	68,979	102,779
CARBO Ceramics, Inc.#	10,922	768,690
Superior Energy Services, Inc.†#	29,752	617,949

		1,489,418

Paper & Related Products - 2.4%

Clearwater Paper Corp.†#	27,700	1,044,844
Neenah Paper, Inc.#	60,638	1,692,407
Schweitzer-Mauduit International, Inc.#	40,417	1,304,661
Wausau Paper Corp.#	52,584	472,204

		4,514,116

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†#	14,565	185,995

Precious Metals - 0.4%

Coeur d’Alene Mines Corp.†#	34,733	798,512

Private Corrections - 0.4%

Geo Group, Inc.#	27,929	734,812

Publishing-Books - 0.5%

Courier Corp.#	48,635	545,685
John Wiley & Sons, Inc., Class A	8,912	439,718

		985,403

Publishing-Newspapers - 0.5%

AH Belo Corp., Class A#	178,523	856,910

Publishing-Periodicals - 0.0%

Dex One Corp.†#	36,923	64,246

Racetracks - 0.4%

International Speedway Corp., Class A#	29,595	787,523

Real Estate Investment Trusts - 2.9%

Brandywine Realty Trust#	69,365	846,253
CBL & Associates Properties, Inc.#	36,080	771,030
CommonWealth REIT	38,738	579,908
Duke Realty Corp.#	42,419	615,076
Hospitality Properties Trust#	32,619	785,139
Omega Healthcare Investors, Inc.#	38,155	916,483
Pennsylvania Real Estate Investment Trust	48,020	754,874

		5,268,763

Rental Auto/Equipment - 0.1%

McGrath RentCorp#	4,159	104,724

Retail-Apparel/Shoe - 1.6%

Ascena Retail Group, Inc.†#	19,550	387,090
Christopher & Banks Corp.#	135,030	332,174
Guess?, Inc.#	17,126	446,303
Kenneth Cole Productions, Inc., Class A†	77,616	1,177,435
Men’s Wearhouse, Inc.#	18,782	593,511

		2,936,513

Retail-Restaurants - 1.5%

Brinker International, Inc.#	22,225	765,874
CEC Entertainment, Inc.#	4,967	147,570
Denny’s Corp.†#	320,332	1,566,423
Krispy Kreme Doughnuts, Inc.†	29,793	219,872
Ruby Tuesday, Inc.†#	19,916	134,632

		2,834,371

Rubber-Tires - 0.5%

Cooper Tire & Rubber Co.#	42,448	848,536

Savings & Loans/Thrifts - 1.2%

First Niagara Financial Group, Inc.#	78,841	622,055
Provident New York Bancorp#	80,500	690,690

Washington Federal, Inc.	57,445	924,865

		2,237,610

Security Services - 0.4%

Brink’s Co.	31,010	690,283

Semiconductor Components-Integrated Circuits - 0.3%

Exar Corp.†#	83,791	637,649

Semiconductor Equipment - 1.0%

ATMI, Inc.†	99,411	1,879,862

Silver Mining - 0.1%

Pan American Silver Corp.	13,214	232,566

Steel-Producers - 0.3%

Steel Dynamics, Inc.	47,577	581,391

Telecom Services - 1.1%

Aviat Networks, Inc.†#	150,983	344,241
EarthLink, Inc.#	263,614	1,760,942

		2,105,183

Telecommunication Equipment - 0.8%

Arris Group, Inc.†#	58,206	793,348
Plantronics, Inc.#	20,245	721,936

		1,515,284

Textile-Products - 0.2%

Dixie Group, Inc.†	108,580	371,344

Transactional Software - 1.1%

ACI Worldwide, Inc.†	45,764	1,985,242

Transport-Services - 0.4%

Ryder System, Inc.#	17,405	696,374

Transport-Truck - 0.8%

Arkansas Best Corp.#	43,427	398,660
Forward Air Corp.#	33,815	1,136,860

		1,535,520

Wire & Cable Products - 0.4%

General Cable Corp.†#	24,987	676,898

Total Common Stock
(cost $171,629,819)		174,682,932

EXCHANGE-TRADED FUNDS - 0.9%

iShares Russell 2000 Index Fund#	18,802	1,526,534
iShares Russell Microcap Index Fund	3,560	179,709

Total Exchange-Traded Funds
(cost $1,641,757)		1,706,243

WARRANTS† - 0.0%
Rubber/Plastic Products - 0.0%

Plastec Technologies, Ltd. Expires 11/18/14 (Strike price $11.50)
(cost $0)	19,280	1,542

Total Long-Term Investment Securities
(cost $173,271,576)		176,390,717

SHORT-TERM INVESTMENT SECURITIES - 21.4%
Registered Investment Companies - 18.1%

State Street Navigator Securities Lending Prime Portfolio(1)	33,517,100	33,517,100

Time Deposits - 3.3%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/04/2012	$6,012,000	6,012,000

Total Short-Term Investment Securities
(cost $39,529,100)		39,529,100

REPURCHASE AGREEMENT - 1.1%

State Street Bank & Trust Co. bearing interest at 0.01% dated 08/31/2012 to be repurchased 09/04/2012 in the amount of $1,985,002 and collateralized by $2,030,000 of Federal Home Loan Bank Disc. Notes, bearing interest at 0.20% due 11/28/2012 and having approximate value of $2,028,985

(cost $1,985,000)	1,985,000	1,985,000

TOTAL INVESTMENTS
(cost $214,785,676)(2)	117.9%	217,904,817
Liabilities in excess of other assets	(17.9)	(33,104,908)

NET ASSETS	100.0%	$184,799,909

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2012, the Fund had loaned securities with a total value of $32,793,058. This was secured by collateral of $33,517,100, which was received in cash and subsequently invested in short-term investments currently valued at $33,517,100 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$16,042,393	$—	$—	$16,042,393
Other Industries*	158,640,539	—	—	158,640,539
Exchange Traded Funds	1,706,243	—	—	1,706,243
Warrants	1,542	—	—	1,542
Short-Term Investment Securities:
Registered Investment Companies	33,517,100	—	—	33,517,100
Time Deposits	—	6,012,000	—	6,012,000
Repurchase Agreement	—	1,985,000	—	1,985,000

Total	$209,907,817	$7,997,000	$—	$217,904,817

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.5%
Advanced Materials - 0.7%

Hexcel Corp.†	34,114	$773,364

Advertising Sales - 0.5%

Lamar Advertising Co., Class A†	14,726	487,725

Aerospace/Defense-Equipment - 0.9%

BE Aerospace, Inc.†	22,122	890,632

Agricultural Chemicals - 1.9%

Intrepid Potash, Inc.†#	88,296	1,980,479

Apparel Manufacturers - 1.5%

Hanesbrands, Inc.†#	31,731	1,029,036
Oxford Industries, Inc.#	9,800	534,394

		1,563,430

Applications Software - 0.4%

Tangoe, Inc.†#	26,100	422,820

Auction House/Art Dealers - 0.4%

Sotheby’s#	12,700	397,002

Auto/Truck Parts & Equipment-Original - 0.9%

Dana Holding Corp.#	31,900	435,754
Titan International, Inc.#	22,523	470,280

		906,034

B2B/E-Commerce - 0.7%

SPS Commerce, Inc.†#	19,746	690,123

Banks-Commercial - 1.0%

Associated Banc-Corp.#	80,696	1,045,820

Batteries/Battery Systems - 0.9%

EnerSys, Inc.†	23,900	890,275

Building & Construction Products-Misc. - 0.3%

Gibraltar Industries, Inc.†#	25,700	280,901

Building-Residential/Commercial - 0.7%

D.R. Horton, Inc.#	38,504	731,191

Casino Services - 0.4%

Shuffle Master, Inc.†#	30,300	459,651

Chemicals-Diversified - 0.3%

Rockwood Holdings, Inc.	5,670	268,418

Chemicals-Specialty - 1.0%

NewMarket Corp.	4,340	1,068,161

Commercial Services - 0.4%

HMS Holdings Corp.†#	10,500	361,830

Commercial Services-Finance - 3.0%

Alliance Data Systems Corp.†#	7,767	1,069,127
Cardtronics, Inc.†#	33,027	933,013
Moody’s Corp.#	28,965	1,147,014

		3,149,154

Communications Software - 0.5%

SolarWinds, Inc.†	8,879	487,280

Computer Aided Design - 0.9%

ANSYS, Inc.†#	14,073	980,888

Computer Services - 1.7%

KEYW Holding Corp.†#	83,198	936,809
LivePerson, Inc.†#	49,970	824,505

		1,761,314

Computer Software - 1.3%

Akamai Technologies, Inc.†	32,422	1,216,149
Eloqua, Inc.†#	12,802	179,100

		1,395,249

Computers-Integrated Systems - 0.7%

Netscout Systems, Inc.†	30,168	716,490

Computers-Voice Recognition - 0.4%

Vocera Communications, Inc.†	15,103	425,300

Consulting Services - 0.6%

Zillow, Inc., Class A†#	15,700	653,277

Consumer Products-Misc. - 0.6%

SodaStream International, Ltd.†#	14,800	571,132

Cosmetics & Toiletries - 0.7%

Elizabeth Arden, Inc.†#	14,600	679,484

Diagnostic Equipment - 0.8%

Cepheid, Inc.†#	21,400	807,636

Distribution/Wholesale - 1.6%

MWI Veterinary Supply, Inc.†#	6,442	649,482
Watsco, Inc.#	13,275	1,001,732

		1,651,214

Diversified Manufacturing Operations - 1.4%

A.O. Smith Corp.#	9,499	519,690
Barnes Group, Inc.#	38,500	911,295

		1,430,985

E-Commerce/Products - 1.1%

Shutterfly, Inc.†#	39,800	1,184,050

E-Commerce/Services - 0.3%

Angie’s List, Inc.†#	36,936	353,108

Electronic Components-Semiconductors - 2.6%

Cavium, Inc.†#	48,400	1,563,320
Mellanox Technologies, Ltd.†#	4,400	503,316
Volterra Semiconductor Corp.†#	26,400	629,112

		2,695,748

Enterprise Software/Service - 2.9%

Concur Technologies, Inc.†#	19,300	1,397,320
QLIK Technologies, Inc.†#	15,300	323,595
Ultimate Software Group, Inc.†#	13,251	1,314,367

		3,035,282

Filtration/Separation Products - 0.8%

Polypore International, Inc.†#	26,706	865,809

Finance-Consumer Loans - 1.0%

Portfolio Recovery Associates, Inc.†#	10,000	1,003,500

Finance-Other Services - 0.8%

MarketAxess Holdings, Inc.	24,100	784,937

Food-Misc./Diversified - 0.7%

B&G Foods, Inc.#	24,999	731,721

Hotel/Motels - 0.5%

Gaylord Entertainment Co.†#	13,800	559,452

Industrial Automated/Robotic - 0.9%

Nordson Corp.#	15,979	939,725

Insurance Brokers - 0.9%

Brown & Brown, Inc.	36,389	954,847

Internet Application Software - 1.3%

Brightcove, Inc.†#	38,238	494,035
Vocus, Inc.†#	45,632	886,173

		1,380,208

Internet Connectivity Services - 0.9%

Cogent Communications Group, Inc.#	47,800	936,880

Internet Content-Entertainment - 0.6%

Pandora Media, Inc.†#	50,900	610,291

Internet Infrastructure Software - 1.3%

F5 Networks, Inc.†#	7,041	686,427
support.com, Inc.†#	222,213	684,416

		1,370,843

Internet Security - 0.5%

Sourcefire, Inc.†#	10,800	560,412

Internet Telephone - 0.9%

BroadSoft, Inc.†#	24,480	886,421

Investment Management/Advisor Services - 1.1%

Financial Engines, Inc.†#	51,800	1,103,340

Machinery-General Industrial - 1.1%

Roper Industries, Inc.#	10,974	1,128,017

Medical Information Systems - 0.5%

athenahealth, Inc.†#	5,600	494,872

Medical Instruments - 2.8%

DexCom, Inc.†#	93,208	1,239,666
Endologix, Inc.†	20,300	242,991
Thoratec Corp.†	14,029	475,443
Volcano Corp.†#	34,659	980,157

		2,938,257

Medical Products - 4.7%

Cooper Cos., Inc.	12,032	1,008,883
Cyberonics, Inc.†#	22,265	1,111,691
Hanger, Inc.†	23,588	674,853
Henry Schein, Inc.†	12,895	990,465
NxStage Medical, Inc.†#	40,300	513,825
Tornier NV†	29,400	526,848

		4,826,565

Medical-Biomedical/Gene - 2.6%

Ariad Pharmaceuticals, Inc.†#	35,300	725,768
Cubist Pharmaceuticals, Inc.†#	16,300	753,060
Exact Sciences Corp.†	73,600	730,848
Incyte Corp., Ltd.†#	26,200	524,262

		2,733,938

Medical-Drugs - 2.5%

Akorn, Inc.†#	41,500	574,360
Jazz Pharmaceuticals PLC†#	18,892	859,775
Salix Pharmaceuticals, Ltd.†#	21,046	925,182
Vivus, Inc.†	10,464	224,453

		2,583,770

Medical-HMO - 0.8%

WellCare Health Plans, Inc.†	14,566	825,747

Medical-Hospitals - 0.9%

Universal Health Services, Inc., Class B	22,188	886,411

Metal Processors & Fabrication - 0.9%

RBC Bearings, Inc.†#	19,600	901,404

Networking Products - 1.3%

LogMeIn, Inc.†#	35,000	769,300
Procera Networks, Inc.†#	25,497	540,281

		1,309,581

Non-Ferrous Metals - 0.5%

Materion Corp.#	23,352	495,996

Oil Companies-Exploration & Production - 2.4%

Berry Petroleum Co., Class A#	13,800	508,392
Cabot Oil & Gas Corp.	11,164	462,301
Energy XXI Bermuda, Ltd.#	15,800	519,662
Whiting Petroleum Corp.†	23,257	1,035,402

		2,525,757

Oil Field Machinery & Equipment - 1.3%

Dril-Quip, Inc.†#	13,392	937,976
Lufkin Industries, Inc.#	7,200	377,424

		1,315,400

Oil-Field Services - 0.4%

Key Energy Services, Inc.†#	51,400	406,574

Pharmacy Services - 1.3%

Catamaran Corp.†#	15,800	1,376,970

Physicians Practice Management - 0.8%

IPC The Hospitalist Co., Inc.†	19,500	861,705

Racetracks - 0.8%

Penn National Gaming, Inc.†	21,027	826,151

Real Estate Investment Trusts - 2.1%

DuPont Fabros Technology, Inc.	22,484	619,659
Essex Property Trust, Inc.#	6,154	935,285
Omega Healthcare Investors, Inc.	24,288	583,398

		2,138,342

Research & Development - 0.6%

PAREXEL International Corp.†#	19,873	572,144

Respiratory Products - 1.1%

ResMed, Inc.#	29,232	1,098,246

Retail-Apparel/Shoe - 2.2%

American Eagle Outfitters, Inc.	48,087	1,069,455
DSW, Inc., Class A#	18,357	1,184,394

		2,253,849

Retail-Auto Parts - 0.9%

O’Reilly Automotive, Inc.†#	10,803	917,715

Retail-Automobile - 0.4%

Group 1 Automotive, Inc.#	8,400	462,084

Retail-Catalog Shopping - 1.7%

MSC Industrial Direct Co., Class A#	25,065	1,737,005

Retail-Convenience Store - 0.5%

Casey’s General Stores, Inc.	8,570	484,634

Retail-Misc./Diversified - 1.0%

Sally Beauty Holdings, Inc.†	37,016	1,017,940

Retail-Perfume & Cosmetics - 0.7%

Ulta Salon Cosmetics & Fragrance, Inc.	7,900	742,600

Retail-Restaurants - 0.5%

Buffalo Wild Wings, Inc.†#	6,546	502,602

Retail-Sporting Goods - 1.3%

Dick’s Sporting Goods, Inc.#	19,456	968,131

Zumiez, Inc.†	13,100	382,389

		1,350,520

Retail-Vitamins & Nutrition Supplements - 1.1%

Vitamin Shoppe, Inc.†#	20,446	1,096,110

Seismic Data Collection - 0.5%

ION Geophysical Corp.†#	77,100	503,463

Semiconductor Components-Integrated Circuits - 1.8%

NXP Semiconductor NV†#	41,825	975,359
Power Integrations, Inc.#	25,911	897,557

		1,872,916

Soap & Cleaning Preparation - 0.4%

Church & Dwight Co., Inc.#	8,430	461,458

Telecom Equipment-Fiber Optics - 1.5%

Ciena Corp.†#	38,500	526,295
IPG Photonics Corp.†#	16,470	1,012,740

		1,539,035

Telecom Services - 0.9%

tw telecom, Inc.†#	38,601	970,815

Toys - 0.7%

LeapFrog Enterprises, Inc.†#	68,400	741,456

Transactional Software - 1.0%

InnerWorkings, Inc.†#	89,367	1,076,872

Transport-Air Freight - 0.7%

Atlas Air Worldwide Holdings, Inc.†	14,300	736,450

Transport-Rail - 1.0%

Kansas City Southern#	13,768	1,064,679

Transport-Truck - 0.5%

Forward Air Corp.#	15,289	514,016

Water - 0.5%

Aqua America, Inc.#	20,290	507,250

Web Hosting/Design - 2.1%

Equinix, Inc.†#	6,900	1,363,785
Rackspace Hosting, Inc.†#	13,100	785,738

		2,149,523

Total Common Stock
(cost $89,246,875)		100,832,672

EXCHANGE-TRADED FUNDS - 0.8%

iShares Russell 2000 Growth Index
Fund#
(cost $823,612)	9,004	837,282

Total Long-Term Investment Securities
(cost $90,070,487)		101,669,954

SHORT-TERM INVESTMENT SECURITIES - 15.9%
Registered Investment Companies - 14.1%

State Street Navigator Securities Lending
Prime Portfolio(1)	14,592,843	14,592,843

Time Deposits - 1.8%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/04/2012	$1,898,000	1,898,000

Total Short-Term Investment Securities
(cost $16,490,843)		16,490,843

TOTAL INVESTMENTS
(cost $106,561,330)(2)	114.2%	118,160,797
Liabilities in excess of other assets	(14.2)	(14,680,074)

NET ASSETS	100.0%	$103,480,723

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2012, the Fund had loaned securities with a total value of $14,363,354. This was secured by collateral of $14,592,843, which was received in cash and subsequently invested in short-term investments currently valued at $14,592,843 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$100,832,672	$—	$—	$100,832,672
Exchange Traded Funds	837,282	—	—	837,282
Short-Term Investment Securities:
Registered Investment Companies	14,592,843	—	—	14,592,843
Time Deposits	—	1,898,000	—	1,898,000

Total	$116,262,797	$1,898,000	$—	$118,160,797

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.1%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	124,900	$1,328,936
Omnicom Group, Inc.	76,800	3,945,216

		5,274,152

Aerospace/Defense - 1.1%

Boeing Co.	211,100	15,072,540
General Dynamics Corp.	101,600	6,655,816
Lockheed Martin Corp.	75,000	6,835,500
Northrop Grumman Corp.#	70,900	4,742,501
Raytheon Co.	94,000	5,312,880
Rockwell Collins, Inc.#	40,900	1,998,783

		40,618,020

Aerospace/Defense-Equipment - 0.6%

United Technologies Corp.	256,900	20,513,465

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	18,500	3,829,685
Monsanto Co.	150,400	13,101,344
Mosaic Co.	83,900	4,858,649

		21,789,678

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	185,600	4,964,800

Airlines - 0.1%

Southwest Airlines Co.#	216,400	1,934,616

Apparel Manufacturers - 0.3%

Coach, Inc.	81,000	4,708,530
Ralph Lauren Corp.	18,300	2,903,295
VF Corp.	24,400	3,725,392

		11,337,217

Appliances - 0.0%

Whirlpool Corp.#	21,800	1,645,028

Applications Software - 2.3%

Citrix Systems, Inc.†	52,500	4,078,725
Intuit, Inc.	82,800	4,847,112
Microsoft Corp.	2,107,400	64,950,068
Red Hat, Inc.†	54,400	3,048,576
Salesforce.com, Inc.†	38,900	5,647,502

		82,571,983

Athletic Footwear - 0.3%

NIKE, Inc., Class B	103,400	10,067,024

Audio/Video Products - 0.0%

Harman International Industries, Inc.#	19,900	915,997

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.	1,075,700	10,047,038

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.#	100,500	4,010,955

Auto/Truck Parts & Equipment-Original - 0.2%

BorgWarner, Inc.†#	32,300	2,221,594
Johnson Controls, Inc.	191,700	5,216,157

		7,437,751

Banks-Commercial - 0.4%

BB&T Corp.	196,900	6,210,226
First Horizon National Corp.#	71,200	637,952
M&T Bank Corp.#	35,700	3,102,330
Regions Financial Corp.	398,100	2,770,776
Zions Bancorporation#	51,900	999,075

		13,720,359

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	336,200	7,577,948
Northern Trust Corp.	68,000	3,157,920
State Street Corp.	137,700	5,728,320

		16,464,188

Banks-Super Regional - 2.8%

Capital One Financial Corp.	163,600	9,248,308
Comerica, Inc.	55,400	1,701,334
Fifth Third Bancorp	259,300	3,925,802
Huntington Bancshares, Inc.	243,700	1,608,420
KeyCorp	268,700	2,265,141
PNC Financial Services Group, Inc.	149,000	9,261,840
SunTrust Banks, Inc.	151,700	3,818,289
US Bancorp	533,900	17,837,599
Wells Fargo & Co.	1,497,800	50,970,134

		100,636,867

Beverages-Non-alcoholic - 2.4%

Coca-Cola Co.	1,271,800	47,565,320
Coca-Cola Enterprises, Inc.	84,600	2,498,238
Dr Pepper Snapple Group, Inc.#	59,700	2,675,157
Monster Beverage Corp.†	43,200	2,545,776
PepsiCo, Inc.	440,800	31,927,144

		87,211,635

Beverages-Wine/Spirits - 0.2%

Beam, Inc.	44,400	2,591,184
Brown-Forman Corp., Class B	42,000	2,692,200
Constellation Brands, Inc., Class A†	42,900	1,413,126

		6,696,510

Brewery - 0.1%

Molson Coors Brewing Co., Class B#	44,300	1,973,122

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†#	71,900	3,942,996
Scripps Networks Interactive, Inc., Class A#	26,100	1,542,510

		5,485,506

Building Products-Wood - 0.0%

Masco Corp.	100,700	1,425,912

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	79,000	1,500,210
Lennar Corp., Class A#	45,900	1,488,537
PulteGroup, Inc.†#	95,200	1,302,336

		4,291,083

Cable/Satellite TV - 1.2%

Cablevision Systems Corp., Class A#	60,400	902,980
Comcast Corp., Class A	760,000	25,482,800
DIRECTV†	184,600	9,615,814
Time Warner Cable, Inc.	88,100	7,825,042

		43,826,636

Casino Hotels - 0.1%

Wynn Resorts, Ltd.#	22,400	2,311,008

Casino Services - 0.0%

International Game Technology	75,300	925,437

Cellular Telecom - 0.1%

MetroPCS Communications, Inc.†	82,900	806,617
Sprint Nextel Corp.†	845,300	4,099,705

		4,906,322

Chemicals-Diversified - 1.0%

Air Products & Chemicals, Inc.	59,600	4,921,768
Dow Chemical Co.	336,900	9,874,539
E.I. du Pont de Nemours & Co.	264,100	13,138,975
FMC Corp.	38,700	2,102,184
PPG Industries, Inc.	42,900	4,719,858

		34,757,324

Chemicals-Specialty - 0.3%

Eastman Chemical Co.	43,100	2,381,706
Ecolab, Inc.	82,400	5,276,072
International Flavors & Fragrances, Inc.	22,800	1,379,856
Sigma-Aldrich Corp.#	34,100	2,422,123

		11,459,757

Coal - 0.1%

Alpha Natural Resources, Inc.†#	62,100	368,874
CONSOL Energy, Inc.#	64,100	1,935,820
Peabody Energy Corp.#	76,800	1,661,184

		3,965,878

Coatings/Paint - 0.1%

Sherwin-Williams Co.	24,200	3,462,536

Commercial Services - 0.1%

Iron Mountain, Inc.#	48,300	1,584,240
Quanta Services, Inc.†	60,000	1,440,000

		3,024,240

Commercial Services-Finance - 0.9%

Automatic Data Processing, Inc.	137,900	8,009,232
Equifax, Inc.	33,900	1,551,942
H&R Block, Inc.#	77,300	1,280,088
Mastercard, Inc., Class A	29,900	12,644,710
Moody’s Corp.#	55,700	2,205,720
Paychex, Inc.	90,900	3,023,334
Total System Services, Inc.	45,300	1,050,054
Western Union Co.	172,800	3,043,008

		32,808,088

Computer Aided Design - 0.1%

Autodesk, Inc.†	64,800	2,012,040

Computer Services - 2.3%

Accenture PLC, Class A	181,600	11,186,560
Cognizant Technology Solutions Corp., Class A†	85,800	5,515,224
Computer Sciences Corp.#	43,700	1,407,577
International Business Machines Corp.	325,100	63,345,735

		81,455,096

Computer Software - 0.1%

Akamai Technologies, Inc.†	50,500	1,894,255

Computers - 5.2%

Apple, Inc.	263,600	175,357,264
Dell, Inc.†	419,000	4,437,210
Hewlett-Packard Co.	557,300	9,407,224

		189,201,698

Computers-Integrated Systems - 0.1%

Teradata Corp.†	47,600	3,635,688

Computers-Memory Devices - 0.8%

EMC Corp.†	591,800	15,558,422
NetApp, Inc.†	102,300	3,531,396
SanDisk Corp.†	68,700	2,831,814
Seagate Technology PLC#	99,700	3,191,397
Western Digital Corp.†	66,000	2,760,120

		27,873,149

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A#	20,100	436,371

Consulting Services - 0.0%

SAIC, Inc.#	78,000	952,380

Consumer Products-Misc. - 0.3%

Clorox Co.#	36,700	2,669,925
Kimberly-Clark Corp.	110,500	9,237,800

		11,907,725

Containers-Metal/Glass - 0.1%

Ball Corp.	44,200	1,863,914
Owens-Illinois, Inc.†	46,500	812,820

		2,676,734

Containers-Paper/Plastic - 0.0%

Bemis Co., Inc.	29,100	880,566
Sealed Air Corp.#	54,700	780,569

		1,661,135

Cosmetics & Toiletries - 2.0%

Avon Products, Inc.#	121,700	1,880,265
Colgate-Palmolive Co.	134,500	14,298,695
Estee Lauder Cos., Inc., Class A	63,600	3,812,820
Procter & Gamble Co.	772,300	51,890,837

		71,882,617

Cruise Lines - 0.1%

Carnival Corp.#	127,700	4,428,636

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.#	12,700	1,028,065
Fidelity National Information Services, Inc.	67,300	2,119,950
Fiserv, Inc.†	38,500	2,745,435

		5,893,450

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.#	40,000	1,450,800
Patterson Cos., Inc.	24,700	839,059

		2,289,859

Dialysis Centers - 0.1%

DaVita, Inc.†	26,500	2,577,655

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	23,700	2,325,207

Distribution/Wholesale - 0.3%

Fastenal Co.	83,200	3,585,088
Fossil, Inc.†#	14,700	1,248,765
Genuine Parts Co.#	43,900	2,772,724

WW Grainger, Inc.#	17,200	3,542,512

		11,149,089

Diversified Banking Institutions - 3.0%

Bank of America Corp.	3,037,600	24,270,424
Citigroup, Inc.	826,500	24,555,315
Goldman Sachs Group, Inc.	138,600	14,652,792
JPMorgan Chase & Co.	1,073,000	39,851,220
Morgan Stanley	429,300	6,439,500

		109,769,251

Diversified Manufacturing Operations - 3.3%

3M Co.	195,600	18,112,560
Cooper Industries PLC	44,800	3,277,120
Danaher Corp.	162,100	8,683,697
Dover Corp.#	51,800	2,994,558
Eaton Corp.#	95,200	4,257,344
General Electric Co.	2,986,500	61,850,415
Illinois Tool Works, Inc.	134,600	7,980,434
Ingersoll-Rand PLC	84,200	3,937,192
Leggett & Platt, Inc.#	39,500	937,730
Parker Hannifin Corp.	42,600	3,407,148
Textron, Inc.#	79,000	2,110,880

		117,549,078

Diversified Operations - 0.0%

Leucadia National Corp.#	55,800	1,193,004

E-Commerce/Products - 1.1%

Amazon.com, Inc.†	101,600	25,220,168
eBay, Inc.†	323,900	15,375,533
Netflix, Inc.†#	15,600	931,632

		41,527,333

E-Commerce/Services - 0.3%

Expedia, Inc.	27,100	1,391,856
priceline.com, Inc.†	14,000	8,463,980
TripAdvisor, Inc.†#	28,500	953,040

		10,808,876

Electric Products-Misc. - 0.3%

Emerson Electric Co.	206,800	10,488,896
Molex, Inc.#	38,800	1,030,140

		11,519,036

Electric-Generation - 0.1%

AES Corp.†	181,700	2,069,563

Electric-Integrated - 3.0%

Ameren Corp.	68,400	2,238,048
American Electric Power Co., Inc.	136,500	5,868,135
CMS Energy Corp.	73,400	1,693,338
Consolidated Edison, Inc.	82,600	5,007,212
Dominion Resources, Inc.	161,100	8,454,528
DTE Energy Co.	47,900	2,797,360
Duke Energy Corp.	198,360	12,849,761
Edison International	91,800	4,019,922
Entergy Corp.	49,900	3,397,192
Exelon Corp.	240,300	8,763,741
FirstEnergy Corp.	117,900	5,152,230
Integrys Energy Group, Inc.#	22,000	1,187,780
NextEra Energy, Inc.	117,600	7,915,656
Northeast Utilities	88,400	3,330,028
Pepco Holdings, Inc.#	64,300	1,241,633
PG&E Corp.	119,000	5,165,790
Pinnacle West Capital Corp.	30,900	1,587,333
PPL Corp.	163,500	4,795,455
Public Service Enterprise Group, Inc.	142,600	4,514,716
SCANA Corp.#	32,800	1,553,408
Southern Co.	244,900	11,101,317
TECO Energy, Inc.#	60,800	1,055,488
Wisconsin Energy Corp.#	65,000	2,467,400
Xcel Energy, Inc.	137,300	3,829,297

		109,986,768

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc.	51,300	1,168,614
TE Connectivity, Ltd.	120,500	4,237,985

		5,406,599

Electronic Components-Semiconductors - 1.8%

Advanced Micro Devices, Inc.†#	166,100	617,892
Altera Corp.	90,900	3,393,297
Broadcom Corp., Class A†	139,800	4,967,094
First Solar, Inc.†#	16,600	331,834
Intel Corp.	1,418,100	35,211,423
LSI Corp.†	160,400	1,249,516
Microchip Technology, Inc.#	54,600	1,897,350
Micron Technology, Inc.†#	278,900	1,731,969
NVIDIA Corp.†	174,400	2,446,832
Texas Instruments, Inc.	322,600	9,368,304
Xilinx, Inc.	74,400	2,522,904

		63,738,415

Electronic Connectors - 0.1%

Amphenol Corp., Class A	45,700	2,781,759

Electronic Forms - 0.1%

Adobe Systems, Inc.†	139,800	4,371,546

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	97,900	3,637,964
FLIR Systems, Inc.#	43,500	861,300

		4,499,264

Electronic Security Devices - 0.2%

Tyco International, Ltd.	130,500	7,357,590

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	27,500	1,931,600

Engineering/R&D Services - 0.1%

Fluor Corp.	47,700	2,456,550
Jacobs Engineering Group, Inc.†	36,400	1,439,256

		3,895,806

Engines-Internal Combustion - 0.1%

Cummins, Inc.	54,200	5,263,362

Enterprise Software/Service - 1.1%

BMC Software, Inc.†	45,400	1,879,560
CA, Inc.#	99,700	2,595,191
Oracle Corp.	1,093,800	34,618,770

		39,093,521

Entertainment Software - 0.0%
Electronic Arts, Inc.†	89,600	1,194,368

Filtration/Separation Products - 0.1%

Pall Corp.#	32,600	1,809,626

Finance-Consumer Loans - 0.1%

SLM Corp.	137,500	2,165,625

Finance-Credit Card - 1.1%

American Express Co.	282,200	16,452,260
Discover Financial Services	149,500	5,790,135
Visa, Inc., Class A	140,400	18,006,300

		40,248,695

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.#	305,000	4,114,450
E*TRADE Financial Corp.†	71,700	614,469

		4,728,919

Finance-Other Services - 0.3%

CME Group, Inc.	93,500	5,133,150
IntercontinentalExchange, Inc.†	20,500	2,802,350
NASDAQ OMX Group, Inc.	34,500	789,015
NYSE Euronext	71,600	1,793,580

		10,518,095

Food-Confectionery - 0.2%

Hershey Co.	42,900	3,081,078
J.M. Smucker Co.	32,000	2,719,040

		5,800,118

Food-Dairy Products - 0.0%

Dean Foods Co.†	52,000	853,840

Food-Meat Products - 0.1%

Hormel Foods Corp.#	38,600	1,108,592
Tyson Foods, Inc., Class A	81,400	1,274,724

		2,383,316

Food-Misc./Diversified - 1.2%

Campbell Soup Co.#	49,900	1,753,486
ConAgra Foods, Inc.	117,100	2,940,381
General Mills, Inc.	182,500	7,177,725
H.J. Heinz Co.#	90,200	5,025,944
Kellogg Co.	69,500	3,520,175
Kraft Foods, Inc., Class A	499,700	20,752,541
McCormick & Co., Inc.#	37,400	2,297,856

		43,468,108

Food-Retail - 0.3%

Kroger Co.	158,100	3,522,468
Safeway, Inc.#	67,800	1,061,070
Whole Foods Market, Inc.	46,000	4,450,500

		9,034,038

Food-Wholesale/Distribution - 0.1%

Sysco Corp.#	165,100	5,002,530

Gas-Distribution - 0.3%

AGL Resources, Inc.	33,100	1,312,415
CenterPoint Energy, Inc.	120,400	2,454,956
NiSource, Inc.#	80,100	1,949,634
Sempra Energy	67,600	4,475,120

		10,192,125

Gold Mining - 0.2%

Newmont Mining Corp.	139,700	7,079,996

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†#	24,000	2,196,480

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	81,700	1,464,881

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	74,600	2,810,928
Starwood Hotels & Resorts Worldwide, Inc.	55,700	3,070,741
Wyndham Worldwide Corp.	41,100	2,142,954

		8,024,623

Human Resources - 0.0%

Robert Half International, Inc.#	40,300	1,059,890

Independent Power Producers - 0.0%

NRG Energy, Inc.	64,200	1,370,028

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	40,200	2,896,812

Industrial Gases - 0.3%

Airgas, Inc.	19,500	1,619,865
Praxair, Inc.	84,200	8,883,100

		10,502,965

Instruments-Controls - 0.4%

Honeywell International, Inc.	219,600	12,835,620

Instruments-Scientific - 0.2%

PerkinElmer, Inc.	32,100	876,330
Thermo Fisher Scientific, Inc.	103,500	5,935,725
Waters Corp.†	25,100	2,012,769

		8,824,824

Insurance Brokers - 0.3%

Aon PLC	92,000	4,780,320
Marsh & McLennan Cos., Inc.	153,800	5,255,346

		10,035,666

Insurance-Life/Health - 0.6%

Aflac, Inc.	131,800	6,086,524
Lincoln National Corp.#	80,400	1,866,888
Principal Financial Group, Inc.#	84,600	2,321,424
Prudential Financial, Inc.	132,200	7,206,222
Torchmark Corp.#	27,800	1,422,804
Unum Group	80,600	1,572,506

		20,476,368

Insurance-Multi-line - 1.1%

ACE, Ltd.	95,500	7,041,215
Allstate Corp.	138,500	5,163,280
American International Group, Inc.†(1)	206,800	7,099,444
Assurant, Inc.	22,900	807,225
Cincinnati Financial Corp.#	45,800	1,770,628
Genworth Financial, Inc., Class A†	138,500	732,665
Hartford Financial Services Group, Inc.#	124,300	2,228,699
Loews Corp.	86,100	3,499,965
MetLife, Inc.	299,400	10,218,522
XL Group PLC	87,900	2,032,248

		40,593,891

Insurance-Property/Casualty - 0.4%

Chubb Corp.	76,100	5,623,029
Progressive Corp.	171,900	3,357,207

Travelers Cos., Inc.	109,700	7,101,978

		16,082,214

Insurance-Reinsurance - 1.2%

Berkshire Hathaway, Inc., Class B†	495,700	41,807,338

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	22,400	2,183,776

Internet Security - 0.2%

Symantec Corp.†	203,200	3,623,056
VeriSign, Inc.†#	44,500	2,121,760

		5,744,816

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	61,600	3,382,456
BlackRock, Inc.	36,100	6,366,957
Federated Investors, Inc., Class B#	26,100	553,842
Franklin Resources, Inc.	40,000	4,696,000
Invesco, Ltd.	126,300	2,990,784
Legg Mason, Inc.#	35,400	870,132
T. Rowe Price Group, Inc.#	71,900	4,417,536

		23,277,707

Linen Supply & Related Items - 0.0%

Cintas Corp.#	31,100	1,257,062

Machinery-Construction & Mining - 0.5%

Caterpillar, Inc.	183,900	15,692,187
Joy Global, Inc.	29,800	1,590,724

		17,282,911

Machinery-Farming - 0.2%

Deere & Co.	112,100	8,419,831

Machinery-General Industrial - 0.1%

Roper Industries, Inc.#	27,500	2,826,725

Machinery-Pumps - 0.1%

Flowserve Corp.	14,400	1,838,304
Xylem, Inc.	52,300	1,270,367

		3,108,671

Medical Information Systems - 0.1%

Cerner Corp.†	41,300	3,020,682

Medical Instruments - 0.7%

Boston Scientific Corp.†	402,900	2,175,660
Edwards Lifesciences Corp.†	32,300	3,298,153
Intuitive Surgical, Inc.†	11,200	5,508,048
Medtronic, Inc.	293,300	11,925,578
St. Jude Medical, Inc.	88,500	3,341,760

		26,249,199

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†#	27,300	2,401,035
Quest Diagnostics, Inc.	44,700	2,703,009

		5,104,044

Medical Products - 0.9%

Baxter International, Inc.	155,200	9,107,136
Becton, Dickinson and Co.#	57,100	4,338,458
CareFusion Corp.†	62,600	1,644,502
Covidien PLC	135,900	7,617,195
Hospira, Inc.†#	46,500	1,561,470
Stryker Corp.	91,300	4,862,638
Varian Medical Systems, Inc.†#	31,400	1,846,006
Zimmer Holdings, Inc.	49,600	3,064,288

		34,041,693

Medical-Biomedical/Gene - 1.6%

Alexion Pharmaceuticals, Inc.†	54,100	5,800,061
Amgen, Inc.	219,200	18,395,264
Biogen Idec, Inc.†	67,500	9,894,825
Celgene Corp.†	124,200	8,947,368
Gilead Sciences, Inc.†	213,500	12,316,815
Life Technologies Corp.†#	50,300	2,399,813

		57,754,146

Medical-Drugs - 5.7%

Abbott Laboratories	443,500	29,066,990
Allergan, Inc.	86,700	7,467,471
Bristol-Myers Squibb Co.	476,100	15,716,061
Eli Lilly & Co.	287,800	12,925,098
Forest Laboratories, Inc.†	74,900	2,598,281
Johnson & Johnson#	774,100	52,197,563
Merck & Co., Inc.	857,300	36,906,765
Pfizer, Inc.	2,110,700	50,361,302

		207,239,531

Medical-Generic Drugs - 0.2%

Mylan, Inc.†	114,400	2,696,408
Perrigo Co.#	26,300	2,892,211
Watson Pharmaceuticals, Inc.†	35,900	2,920,465

		8,509,084

Medical-HMO - 0.9%

Aetna, Inc.	97,900	3,760,339
Cigna Corp.	81,300	3,721,101
Coventry Health Care, Inc.	37,800	1,573,614
Humana, Inc.	46,000	3,223,680
UnitedHealth Group, Inc.	292,400	15,877,320
WellPoint, Inc.	93,200	5,579,884

		33,735,938

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	116,600	605,154

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	70,700	2,723,364
Cardinal Health, Inc.	97,500	3,856,125
McKesson Corp.	66,400	5,784,104

		12,363,593

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	41,000	6,604,280

Metal-Aluminum - 0.1%

Alcoa, Inc.#	300,700	2,573,992

Metal-Copper - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	267,500	9,659,425

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.#	40,200	1,440,768

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	65,300	2,739,988

Multimedia - 1.6%

News Corp., Class A	593,800	13,888,982

Time Warner, Inc.	270,600	11,243,430
Viacom, Inc., Class B	148,800	7,441,488
Walt Disney Co.	503,800	24,922,986

		57,496,886

Networking Products - 0.8%

Cisco Systems, Inc.	1,509,900	28,808,892

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.#	23,200	283,968

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	88,700	2,452,555
Waste Management, Inc.#	130,400	4,509,232

		6,961,787

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.#	56,400	753,504
Xerox Corp.	379,900	2,799,863

		3,553,367

Office Supplies & Forms - 0.0%

Avery Dennison Corp.#	29,200	911,916

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.	19,600	1,313,592
Ensco PLC, Class A#	65,200	3,740,524
Helmerich & Payne, Inc.	30,300	1,382,892
Nabors Industries, Ltd.†#	81,800	1,208,186
Noble Corp.†	71,100	2,711,754
Rowan Cos. PLC, Class A†#	35,000	1,231,300

		11,588,248

Oil Companies-Exploration & Production - 2.2%

Anadarko Petroleum Corp.	140,800	9,753,216
Apache Corp.	110,200	9,449,650
Cabot Oil & Gas Corp.	59,100	2,447,331
Chesapeake Energy Corp.#	186,700	3,612,645
Denbury Resources, Inc.†	110,100	1,705,449
Devon Energy Corp.	114,000	6,592,620
EOG Resources, Inc.	76,000	8,230,800
EQT Corp.	42,200	2,277,112
Newfield Exploration Co.†	38,000	1,239,940
Noble Energy, Inc.	50,100	4,403,790
Occidental Petroleum Corp.	228,600	19,433,286
Pioneer Natural Resources Co.	34,700	3,378,392
QEP Resources, Inc.#	50,300	1,443,107
Range Resources Corp.#	45,700	2,979,183
Southwestern Energy Co.†#	98,100	3,053,853
WPX Energy, Inc.†#	56,000	873,600

		80,873,974

Oil Companies-Integrated - 6.2%

Chevron Corp.	556,200	62,383,392
ConocoPhillips	356,400	20,239,956
Exxon Mobil Corp.	1,318,100	115,070,130
Hess Corp.	85,700	4,330,421
Marathon Oil Corp.	198,800	5,530,616
Marathon Petroleum Corp.	96,000	4,968,000
Murphy Oil Corp.	54,700	2,807,751
Phillips 66	176,200	7,400,400

		222,730,666

Oil Field Machinery & Equipment - 0.5%

Cameron International Corp.†	69,400	3,796,874
FMC Technologies, Inc.†	67,400	3,157,016
National Oilwell Varco, Inc.	120,100	9,463,880

		16,417,770

Oil Refining & Marketing - 0.2%

Sunoco, Inc.	29,800	1,406,262
Tesoro Corp.#	39,600	1,573,704
Valero Energy Corp.	155,800	4,870,308

		7,850,274

Oil-Field Services - 1.1%

Baker Hughes, Inc.	123,600	5,636,160
Halliburton Co.	260,200	8,524,152
Schlumberger, Ltd.	375,900	27,207,642

		41,367,954

Paper & Related Products - 0.2%

International Paper Co.	123,200	4,257,792
MeadWestvaco Corp.	48,600	1,397,736

		5,655,528

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	227,000	14,214,740

Pipelines - 0.5%

Kinder Morgan, Inc.	159,700	5,712,469
ONEOK, Inc.	58,600	2,609,458
Spectra Energy Corp.	184,000	5,199,840
Williams Cos., Inc.	176,400	5,692,428

		19,214,195

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.#	50,800	557,784

Publishing-Books - 0.1%

McGraw-Hill Cos., Inc.	78,800	4,034,560

Publishing-Newspapers - 0.0%

Gannett Co., Inc.#	66,200	1,010,212
Washington Post Co., Class B#	1,400	493,500

		1,503,712

Quarrying - 0.0%

Vulcan Materials Co.#	36,500	1,420,580

Real Estate Investment Trusts - 2.1%

American Tower Corp.	111,200	7,828,480
Apartment Investment & Management Co., Class A#	39,800	1,053,904
AvalonBay Communities, Inc.#	26,900	3,806,888
Boston Properties, Inc.	42,200	4,731,886
Equity Residential#	84,700	5,115,880
HCP, Inc.	118,200	5,420,652
Health Care REIT, Inc.	63,700	3,722,628
Host Hotels & Resorts, Inc.	202,500	3,098,250
Kimco Realty Corp.#	114,700	2,330,704
Plum Creek Timber Co., Inc.#	45,500	1,862,315
ProLogis, Inc.	129,800	4,435,266
Public Storage	40,100	5,836,956
Simon Property Group, Inc.	85,400	13,552,980
Ventas, Inc.	81,500	5,337,435
Vornado Realty Trust	52,300	4,245,191

Weyerhaeuser Co.	151,500	3,773,865

		76,153,280

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	92,400	1,599,444

Retail-Apparel/Shoe - 0.4%

Abercrombie & Fitch Co., Class A#	23,300	838,567
Gap, Inc.	93,800	3,359,916
Limited Brands, Inc.	68,100	3,309,660
Ross Stores, Inc.	63,600	4,400,484
Urban Outfitters, Inc.†	31,400	1,178,756

		13,087,383

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	7,500	2,712,300
O’Reilly Automotive, Inc.†#	33,500	2,845,825

		5,558,125

Retail-Automobile - 0.1%

AutoNation, Inc.†#	11,700	470,340
CarMax, Inc.†#	64,300	1,966,937

		2,437,277

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†#	65,500	4,399,635

Retail-Building Products - 0.9%

Home Depot, Inc.	431,400	24,481,950
Lowe’s Cos., Inc.	331,700	9,446,816

		33,928,766

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A#	36,700	700,236

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.#	78,100	1,385,494

Retail-Discount - 1.8%

Big Lots, Inc.†	18,000	547,920
Costco Wholesale Corp.	121,900	11,930,353
Dollar Tree, Inc.†	65,400	3,150,318
Family Dollar Stores, Inc.	32,900	2,093,756
Target Corp.	186,400	11,946,376
Wal-Mart Stores, Inc.	486,400	35,312,640

		64,981,363

Retail-Drug Store - 0.7%

CVS Caremark Corp.	361,200	16,452,660
Walgreen Co.	241,600	8,639,616

		25,092,276

Retail-Jewelry - 0.1%

Tiffany & Co.#	35,700	2,211,615

Retail-Major Department Stores - 0.4%

J.C. Penney Co., Inc.#	41,300	1,077,104
Nordstrom, Inc.	45,100	2,608,133
Sears Holdings Corp.†#	10,800	569,700
TJX Cos., Inc.	208,800	9,560,952

		13,815,889

Retail-Office Supplies - 0.1%

Staples, Inc.#	194,300	2,121,756

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.#	67,600	3,528,720
Macy’s, Inc.	116,500	4,696,115

		8,224,835

Retail-Restaurants - 1.4%

Chipotle Mexican Grill, Inc.†	8,900	2,568,896
Darden Restaurants, Inc.#	36,300	1,885,785
McDonald’s Corp.	286,400	25,629,936
Starbucks Corp.	213,800	10,606,618
Yum! Brands, Inc.	129,800	8,270,856

		48,962,091

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.†	69,000	841,800

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	148,900	1,070,591
People’s United Financial, Inc.#	100,300	1,200,591

		2,271,182

Schools - 0.0%

Apollo Group, Inc., Class A†	28,500	765,225
DeVry, Inc.#	16,600	320,546

		1,085,771

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	84,100	3,342,134
Linear Technology Corp.	64,900	2,143,322
QUALCOMM, Inc.	483,200	29,697,472

		35,182,928

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	361,300	4,223,597
KLA-Tencor Corp.	47,200	2,421,832
Lam Research Corp.†	56,800	1,938,584
Teradyne, Inc.†#	52,600	821,612

		9,405,625

Steel-Producers - 0.1%

Nucor Corp.#	89,400	3,365,910
United States Steel Corp.#	40,600	789,670

		4,155,580

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	30,200	895,128

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	427,800	5,129,322
JDS Uniphase Corp.†#	65,300	730,707

		5,860,029

Telecommunication Equipment - 0.1%

Harris Corp.#	32,100	1,509,663
Juniper Networks, Inc.†	149,300	2,603,792

		4,113,455

Telephone-Integrated - 2.9%

AT&T, Inc.	1,652,600	60,551,264
CenturyLink, Inc.	175,100	7,399,726
Frontier Communications Corp.#	281,400	1,300,068
Verizon Communications, Inc.	800,800	34,386,352
Windstream Corp.#	165,800	1,636,446

		105,273,856

Television - 0.2%

CBS Corp., Class B	182,700	6,639,318

Tobacco - 2.0%

Altria Group, Inc.	573,600	19,479,456
Lorillard, Inc.#	36,800	4,618,768
Philip Morris International, Inc.	480,700	42,926,510
Reynolds American, Inc.#	93,400	4,305,740

		71,330,474

Tools-Hand Held - 0.1%

Snap-on, Inc.	16,400	1,138,488
Stanley Black & Decker, Inc.	48,200	3,170,596

		4,309,084

Toys - 0.1%

Hasbro, Inc.#	32,900	1,234,079
Mattel, Inc.	96,000	3,373,440

		4,607,519

Transport-Rail - 0.8%

CSX Corp.	292,900	6,578,534
Norfolk Southern Corp.	91,800	6,651,828
Union Pacific Corp.	134,200	16,297,248

		29,527,610

Transport-Services - 0.9%

C.H. Robinson Worldwide, Inc.#	45,800	2,592,738
Expeditors International of Washington, Inc.	59,900	2,192,939
FedEx Corp.	88,900	7,790,307
Ryder System, Inc.	14,500	580,145
United Parcel Service, Inc., Class B	270,400	19,958,224

		33,114,353

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	57,500	4,216,475

Web Portals/ISP - 1.5%

Google, Inc., Class A†	71,700	49,120,953
Yahoo!, Inc.†	343,500	5,032,275

		54,153,228

Wireless Equipment - 0.2%

Crown Castle International Corp.†	72,700	4,613,542
Motorola Solutions, Inc.	82,300	3,922,418

		8,535,960

Total Long-Term Investment Securities
(cost $2,625,708,634)		3,583,514,943

SHORT-TERM INVESTMENT SECURITIES - 7.2%
Registered Investment Companies - 7.1%

State Street Navigator Securities Lending Prime Portfolio(2)	256,920,609	256,920,609

U.S. Government Treasuries - 0.1%

United States Treasury Bills Disc. Notes
0.09% due 09/20/12(3)	$4,450,000	4,449,789

Total Short-Term Investment Securities
(cost $261,370,398)		261,370,398

REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co. Joint Repurchase Agreement(4)
(cost $22,432,000)	22,432,000	22,432,000

TOTAL INVESTMENTS
(cost $2,909,511,032)(5)	106.9%	3,867,317,341
Liabilities in excess of other assets	(6.9)	(248,903,129)

NET ASSETS	100.0%	$3,618,414,212

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 4).
(2)	At August 31, 2012, the Fund had loaned securities with a total value of $254,647,322. This was secured by collateral of $256,920,609, which was received in cash and subsequently invested in short-term investments currently valued at $256,920,609 as reported in the portfolio of investments. Additional collateral of $3,087,554 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2012
Federal Home Loan Mtg. Corp.	0.32%	01/10/2013	$2,644,544
United States Treasury Notes/Bonds	0.13% to 2.75%	12/15/2013 to 02/15/2019	443,010

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)

500	Long	S&P 500 E-Mini Index	September 2012	$32,649,800	$35,127,500	$2,477,700

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$189,201,698	$—	$—	$189,201,698
Medical - Drugs	207,239,531	—	—	207,239,531
Oil Companies - Integrated	222,730,666	—	—	222,730,666
Other Industries*	2,964,343,048	—	—	2,964,343,048
Short-Term Investment Securities:
Registered Investment Companies	256,920,609	—	—	256,920,609
U.S. Government Treasuries	—	4,449,789	—	4,449,789
Repurchase Agreement	—	22,432,000	—	22,432,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	2,477,700	—	—	2,477,700

Total	$3,842,913,252	$26,881,789	$—	$3,869,795,041

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.0%
Aerospace/Defense - 0.8%

Boeing Co.	11,667	$833,024

Agricultural Chemicals - 1.3%

Mosaic Co.	23,404	1,355,326

Applications Software - 1.5%

Microsoft Corp.	51,094	1,574,717

Auto-Cars/Light Trucks - 0.3%

General Motors Co.†	13,014	277,849

Auto-Heavy Duty Trucks - 0.6%

PACCAR, Inc.	16,920	675,277

Banks-Commercial - 1.3%

BB&T Corp.	44,360	1,399,114

Banks-Super Regional - 5.8%

PNC Financial Services Group, Inc.	34,338	2,134,450
Wells Fargo & Co.	116,221	3,955,001

		6,089,451

Beverages-Non-alcoholic - 1.1%

PepsiCo, Inc.	16,062	1,163,371

Brewery - 1.3%

Anheuser-Busch InBev NV ADR	15,650	1,317,417

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	63,549	2,130,798

Chemicals-Diversified - 1.9%

Dow Chemical Co.	33,353	977,576
E.I. du Pont de Nemours & Co.	19,762	983,160

		1,960,736

Computers - 0.4%

Hewlett-Packard Co.	23,994	405,019

Diversified Banking Institutions - 6.0%

Citigroup, Inc.	31,170	926,061
Credit Suisse Group AG ADR	23,619	454,902
Goldman Sachs Group, Inc.	12,237	1,293,695
JPMorgan Chase & Co.	95,627	3,551,587

		6,226,245

Diversified Manufacturing Operations - 7.0%

3M Co.	11,660	1,079,716
Eaton Corp.	18,370	821,506
General Electric Co.	127,649	2,643,611
Illinois Tool Works, Inc.	20,357	1,206,966
Ingersoll-Rand PLC	34,114	1,595,171

		7,346,970

Electric-Integrated - 3.5%

Edison International	21,444	939,033
Entergy Corp.	12,765	869,041
NextEra Energy, Inc.	8,220	553,288
Northeast Utilities	25,874	974,674
PPL Corp.	11,970	351,080

		3,687,116

Electronic Components-Semiconductors - 2.7%

Intel Corp.	67,512	1,676,323
Xilinx, Inc.	33,391	1,132,289

		2,808,612

Electronic Security Devices - 1.4%

Tyco International, Ltd.	26,230	1,478,847

Food-Misc./Diversified - 2.0%

General Mills, Inc.	20,676	813,187
Kraft Foods, Inc., Class A	29,785	1,236,971

		2,050,158

Home Decoration Products - 0.5%

Newell Rubbermaid, Inc.	29,300	525,349

Insurance Brokers - 1.8%

Marsh & McLennan Cos., Inc.	53,985	1,844,667

Insurance-Life/Health - 1.1%

Principal Financial Group, Inc.	41,319	1,133,793

Insurance-Multi-line - 2.2%

ACE, Ltd.	30,864	2,275,603

Insurance-Property/Casualty - 1.2%

Chubb Corp.	16,828	1,243,421

Insurance-Reinsurance - 0.9%

Swiss Re AG(1)	15,281	956,905

Investment Management/Advisor Services - 2.4%

Ameriprise Financial, Inc.	20,871	1,146,027
BlackRock, Inc.	8,008	1,412,371

		2,558,398

Medical Instruments - 0.9%

St. Jude Medical, Inc.	23,830	899,821

Medical Products - 2.4%

Baxter International, Inc.	20,120	1,180,642
Covidien PLC	24,292	1,361,566

		2,542,208

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.	15,096	1,266,856

Medical-Drugs - 6.3%

Johnson & Johnson	15,973	1,077,059
Merck & Co., Inc.	51,698	2,225,599
Pfizer, Inc.	92,414	2,204,998
Roche Holding AG(1)	5,860	1,066,134

		6,573,790

Medical-Generic Drugs - 0.9%

Teva Pharmaceutical Industries, Ltd. ADR	25,037	990,964

Medical-HMO - 1.4%

UnitedHealth Group, Inc.	26,935	1,462,570

Medical-Hospitals - 0.7%

HCA Holdings, Inc.	23,960	684,058

Multimedia - 1.0%

Thomson Reuters Corp.	36,630	1,042,123

Networking Products - 2.5%

Cisco Systems, Inc.	139,499	2,661,641

Oil & Gas Drilling - 0.8%

Noble Corp.	22,660	864,252

Oil Companies-Exploration & Production - 3.8%

Anadarko Petroleum Corp.	14,160	980,863
EOG Resources, Inc.	3,800	411,540
Occidental Petroleum Corp.	21,400	1,819,214
Southwestern Energy Co.†	24,579	765,144

		3,976,761

Oil Companies-Integrated - 7.8%

Chevron Corp.	34,386	3,856,734

Exxon Mobil Corp.	28,437	2,482,550
Marathon Oil Corp.	27,007	751,335
Royal Dutch Shell PLC ADR	14,460	1,043,867

		8,134,486

Oil-Field Services - 0.9%

Halliburton Co.	29,900	979,524

Paper & Related Products - 0.9%

International Paper Co.	26,860	928,282

Retail-Building Products - 2.4%

Home Depot, Inc.	23,934	1,358,254
Lowe’s Cos., Inc.	39,170	1,115,562

		2,473,816

Retail-Drug Store - 1.4%

CVS Caremark Corp.	31,434	1,431,819

Retail-Major Department Stores - 0.9%

Nordstrom, Inc.	16,055	928,461

Retail-Regional Department Stores - 1.2%

Kohl’s Corp.	24,153	1,260,787

Rubber-Tires - 0.5%

Goodyear Tire & Rubber Co.†	46,550	567,910

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.	26,619	1,057,839
Maxim Integrated Products, Inc.	30,363	824,052

		1,881,891

Steel-Producers - 1.2%

Nucor Corp.	15,380	579,057
Steel Dynamics, Inc.	55,411	677,122

		1,256,179

Telephone-Integrated - 2.6%

AT&T, Inc.	73,278	2,684,906

Television - 0.7%

CBS Corp., Class B	18,785	682,647

Tobacco - 1.6%

Philip Morris International, Inc.	18,252	1,629,904

Tools-Hand Held - 1.1%

Stanley Black & Decker, Inc.	17,838	1,173,384

Toys - 1.1%

Mattel, Inc.	33,044	1,161,166

Total Long-Term Investment Securities
(cost $95,780,711)		103,458,389

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Time Deposits - 0.5%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/04/2012
(cost $555,000)	$555,000	555,000

TOTAL INVESTMENTS
(cost $96,335,711) (2)	99.5%	104,013,389
Other assets less liabilities	0.5	556,403

NET ASSETS	100.0%	$104,569,792

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $2,023,039 representing 1.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$6,089,451	$—	$—	$6,089,451
Diversified Banking Institutions	6,226,245	—	—	6,226,245
Diversified Manufacturing Operations	7,346,970	—	—	7,346,970
Medical - Drugs	5,507,656	1,066,134	—	6,573,790
Oil Companies-Integrated	8,134,486	—	—	8,134,486
Other Industries*	68,130,542	956,905	—	69,087,447
Short-Term Investment Securities:
Time Deposits	—	555,000	—	555,000

Total	$101,435,350	$2,578,039	$—	$104,013,389

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out of as of the end of the reporting period. There were no material transfers between Level 1 and Level 2 and no additional transfers between Levels.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - August 31, 2012 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of August 31, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

The following tables represent the value of derivatives held as of August 31, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of August 31, 2012, please refer to the Portfolio of Investments.

	Asset Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(4)	$—	$8,400
Interest rate contracts
Future contracts (variation margin)(3)(4)	13,297	—

	$13,297	$8,400

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,447,635.
(3)	The average value outstanding for interest rate futures contracts was $3,080,083.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(90,864) as reported in the Portfolio of Investments.

	Emerging Economies Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$13,750

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,784,082.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $(13,962) as reported in the Portfolio of Investments.

Global Real Estate Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $22,353.

	Global Social Awareness Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$40,000	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $5,980,133.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $378,975 as reported in the Portfolio of Investments.

	Global Strategy Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$4,133,041	$1,071,838

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $171,797,085.

	Health Sciences Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)(3)
Call and put options purchased, at value	$45,675	$—
Call and put options written, at value	—	3,260,657

	$45,675	$3,260,657

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity written options contracts was $1,546,524.
(3)	The average value outstanding for equity purchased options contracts was $40,729.

	International Equities Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$73,339	$8,700

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $18,427,402
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $254,974 as reported in the Portfolio of Investments.

	International Government Bond Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$121,597

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $4,174,580

	Mid Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$166,320	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $38,045,270.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $1,199,466 as reported in the Portfolio of Investments.

	NASDAQ-100® Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$32,430	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,923,410.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $252,253 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$234,900	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,962,177.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $2,171,920 as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$200,000	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $44,273,780.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $2,477,700 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended August 31, 2012, the Global Real Estate Fund and International Government Bond Fund used Forward Foreign Currency Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of August 31, 2012, the following Funds had open forward contracts: Global Strategy Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended August 31, 2012, the Asset Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets. As of August 31, 2012, the following Funds had open futures contracts: Asset Allocation Fund, Emerging Economics Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures are generally exchange-traded.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended August 31, 2012, the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of August 31, 2012, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended August 31, 2012 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2012	6,255	$3,763,808
Options Written	2,026	1,078,298
Options terminated in closing purchase transactions	(649)	(290,411)
Options exercised	(61)	(23,733)
Options expired	(592)	(241,135)

Options Outstanding as of August 31, 2012	6,979	$4,286,827

Note 3. Repurchase Agreements

As of August 31, 2012, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.99%	$3,910,000
Government Securities	4.40%	17,305,000
Growth & Income	0.79%	3,127,000
Large Capital Growth	1.88%	7,416,000
Mid Cap Index	5.95%	23,414,000
Nasdaq-100® Index	1.07%	4,219,000
Small Cap Index	7.82%	30,779,000
Stock Index	5.70%	22,432,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated August 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $393,713,000, a repurchase price of $393,713,437, and a maturity date of September 4, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	3.13%	11/15/41	$34,550,000	$37,652,452
U.S. Treasury Bonds	3.13%	02/15/42	52,565,000	56,816,983
U.S. Treasury Bonds	5.38%	02/15/13	38,275,000	55,964,978
U.S. Treasury Bonds	6.13%	11/15/27	37,440,000	57,406,303
U.S. Treasury Bonds	6.13%	08/15/29	125,000,000	193,750,875

As of August 31, 2012, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	32.85%	$32,851,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated August 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $100,000,000, a repurchase price of 100,001,889 and a maturity date of September 4, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	01/15/14	$78,612,800	$102,003,108

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares in securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended August 31, 2012, transactions in these securities were as follows:

							Change in
Fund	Security	Income	Market Value at 05/31/12	Purchases	Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Market Value at 08/31/12
Stock Index	American International Group, Inc.
	Common Stock	$—	$5,261,154	$907,800	$—	$—	$930,490	$7,099,444

Note 5. Federal Income Taxes

As of August 31, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$142,152,710	$14,020,073	$(2,928,454)	$11,091,619
Blue Chip Growth	317,072,294	138,397,136	(5,380,883)	133,016,253
Broad Cap Value Income	27,576,385	4,801,270	(1,304,307)	3,496,963
Capital Conservation	244,195,337	9,926,904	(237,648)	9,689,256
Core Equity	238,560,555	26,260,593	(11,779,046)	14,481,547
Dividend Value	338,254,118	56,504,182	(5,616,245)	50,887,937
Emerging Economies	538,820,456	34,660,344	(37,367,039)	(2,706,695)
Foreign Value	944,826,014	76,043,450	(192,579,404)	(116,535,954)
Global Real Estate	291,114,330	37,813,832	(8,129,398)	29,684,434
Global Social Awareness	263,396,801	26,731,206	(17,297,847)	9,433,359
Global Strategy	490,223,542	43,973,289	(41,530,749)	2,442,540
Government Securities	165,092,859	8,515,512	(128,676)	8,386,836
Growth	772,414,906	129,227,879	(13,890,622)	115,337,257
Growth & Income	86,259,255	5,396,196	(2,527,399)	2,868,797
Health Sciences	228,192,438	92,891,385	(15,723,033)	77,168,352
Inflation Protected	378,386,428	49,855,009	(1,470,271)	48,384,738
International Equities	895,644,504	57,843,886	(99,191,571)	(41,347,685)
International Government Bond*	179,528,399	11,212,027	(1,867,711)	9,344,316
International Growth	567,773,689	61,402,552	(29,150,831)	32,251,721
Large Cap Core	130,374,228	19,421,263	(2,169,257)	17,252,006
Large Capital Growth	338,813,157	42,260,905	(8,652,200)	33,608,705
Mid Cap Index	2,584,813,436	518,146,835	(285,437,319)	232,709,516
Mid Cap Strategic Growth	269,802,892	37,096,200	(25,798,530)	11,297,670
Money Market I	393,204,915	—	—	—
Nasdaq-100® Index	142,647,695	58,366,727	(7,400,492)	50,966,235
Science & Technology	781,278,636	108,616,893	(78,096,995)	30,519,898
Small Cap Aggressive Growth	73,543,982	12,058,518	(1,815,553)	10,242,965
Small Cap	314,881,515	68,452,392	(21,506,432)	46,945,960
Small Cap Index	940,431,878	182,627,925	(147,101,564)	35,526,361
Small Cap Special Values	217,713,833	21,944,315	(21,753,331)	190,984
Small-Mid Growth	107,144,880	15,297,451	(4,281,534)	11,015,917
Stock Index	3,003,081,622	1,270,396,238	(406,160,519)	864,235,719
Value	96,989,968	12,623,458	(5,600,037)	7,023,421

* The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2011.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President
Date: October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President
Date: October 29, 2012

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: October 29, 2012